UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019—December 31, 2019

Item 1: Reports to Shareholders

Annual Report | December 31, 2019 Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Short-Term Bond Index Fund	6

Intermediate-Term Bond Index Fund	26

Long-Term Bond Index Fund	46

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, returns for the funds in this report ranged from 4.77% for Investor Shares of Vanguard Short-Term Bond Index Fund to 19.09% for ETF Shares of Vanguard Long-Term Bond Index Fund. The three funds performed roughly in line with their benchmarks when taking expenses and fees into account.

•   The year was marked by concerns about slowing global growth, escalations in trade disputes, flare-ups in geopolitical tensions, and uncertainty over the United Kingdom’s exit from the European Union. The more challenging outlook prompted the Federal Reserve to cut interest rates three times in 2019; other major central banks adopted more accommodative monetary policies as well. Corporate earnings generally proved more resilient than expected and corporate defaults remained low, which contributed to a significant narrowing of the average yield spread for corporate bonds versus U.S. Treasuries.

•   Treasuries returned 6.86%. Mortgage-backed securities returned a little less than that, but corporate bonds fared even better, returning 14.54%.

•   By credit quality, lower-rated investment-grade bonds bested higher-rated ones. And by maturity, longer-dated bonds significantly outperformed.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

Except for ETF Shares, any returns cited for the Long-Term Bond Index Fund reflect the 0.50% fee on purchases of fund shares.

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,012.76	$0.76
ETF Shares	1,000.00	1,013.61	0.20
Admiral™ Shares	1,000.00	1,013.17	0.36
Institutional Shares	1,000.00	1,013.27	0.25
Institutional Plus Shares	1,000.00	1,013.32	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,022.71	$0.76
ETF Shares	1,000.00	1,023.35	0.20
Admiral Shares	1,000.00	1,023.12	0.36
Institutional Shares	1,000.00	1,023.22	0.26
Institutional Plus Shares	1,000.00	1,023.27	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,053.48	$0.26
Admiral Shares	1,000.00	1,053.48	0.36
Institutional Shares	1,000.00	1,053.58	0.26
Institutional Plus Shares	1,000.00	1,053.64	0.21

4

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2019	12/31/2019	Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.05% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

5

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Investor Shares	4.77%	1.87%	1.94%	$12,113
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	2.03	2.13	12,343
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.92%	1.95%	2.03%	$12,222
Short-Term Bond Index Fund ETF Shares Market Price	4.94	1.94	2.01	12,201
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	2.03	2.13	12,343
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

See Financial Highlights for dividend and capital gains information.

6

Short-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Admiral Shares	4.86%	1.95%	2.03%	$12,223
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	2.03	2.13	12,343
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(9/27/2011)	Investment
Short-Term Bond Index Fund Institutional Shares	4.88%	1.97%	1.68%	$5,737,462
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	2.03	1.75	5,772,487
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.02	6,394,294

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(9/29/2011)	Investment
Short-Term Bond Index Fund Institutional Plus Shares	4.89%	1.98%	1.69%	$114,873,785
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	2.03	1.75	115,441,081
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	2.99	127,542,445

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

7

Short-Term Bond Index Fund

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Short-Term Bond Index Fund ETF Shares Market Price	4.94%	10.08%	22.01%
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.92	10.14	22.22
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	5.01	10.56	23.43

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

8

Short-Term Bond Index Fund

Sector Diversification

As of December 31, 2019

Finance	10.6%
Foreign	6.7
Industrial	13.5
Treasury/Agency	68.0
Utilities	1.1
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

9

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.250%	3/31/21	1,253,591	1,247,712	2.5%
United States Treasury Note/Bond	1.250%	10/31/21	864,836	859,431	1.7%
United States Treasury Note/Bond	1.125%	8/31/21	618,413	613,484	1.2%
United States Treasury Note/Bond	2.625%	2/28/23	551,203	567,998	1.1%
United States Treasury Note/Bond	2.125%	3/31/24	536,754	546,480	1.1%
United States Treasury Note/Bond	1.125%	9/30/21	548,868	544,323	1.1%
United States Treasury Note/Bond	1.500%	10/31/21	543,029	542,182	1.1%
United States Treasury Note/Bond	1.875%	1/31/22	530,340	533,321	1.1%
United States Treasury Note/Bond	1.375%	5/31/21	514,165	512,479	1.0%
United States Treasury Note/Bond	2.000%	5/31/24	478,278	484,553	1.0%
United States Treasury Note/Bond	2.750%	11/15/23	465,537	484,233	1.0%
United States Treasury Note/Bond	1.375%	10/15/22	486,110	482,921	1.0%
United States Treasury Note/Bond	1.625%	8/31/22	475,501	475,648	0.9%
United States Treasury Note/Bond	2.375%	8/15/24	460,333	474,069	0.9%
United States Treasury Note/Bond	2.375%	1/31/23	454,278	464,499	0.9%
United States Treasury Note/Bond	2.250%	11/15/24	447,300	458,693	0.9%
United States Treasury Note/Bond	2.000%	1/15/21	454,286	455,917	0.9%
United States Treasury Note/Bond	2.500%	5/15/24	430,309	444,965	0.9%
United States Treasury Note/Bond	2.875%	9/30/23	421,764	440,284	0.9%
United States Treasury Note/Bond	2.125%	12/31/22	431,477	437,815	0.9%
United States Treasury Note/Bond	2.000%	11/30/22	422,160	426,643	0.9%
United States Treasury Note/Bond	2.500%	8/15/23	389,900	401,414	0.8%
United States Treasury Note/Bond	1.875%	3/31/22	394,170	396,570	0.8%
United States Treasury Note/Bond	1.750%	5/15/23	382,650	383,905	0.8%
United States Treasury Note/Bond	2.250%	10/31/24	373,255	382,818	0.8%
United States Treasury Note/Bond	1.750%	4/30/22	379,134	380,438	0.8%
United States Treasury Note/Bond	1.125%	6/30/21	377,817	375,161	0.7%
United States Treasury Note/Bond	1.500%	2/28/23	366,606	365,118	0.7%
United States Treasury Note/Bond	2.125%	9/30/24	356,595	363,506	0.7%
United States Treasury Note/Bond	2.625%	6/30/23	341,252	352,609	0.7%

10

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
Coupon		Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.125%	2/28/21	354,402	352,297	0.7%
United States Treasury Note/Bond	2.375%	2/29/24	333,228	342,495	0.7%
United States Treasury Note/Bond	2.500%	1/31/24	319,655	330,043	0.7%
United States Treasury Note/Bond	2.250%	4/30/24	318,585	326,053	0.7%
United States Treasury Note/Bond	1.750%	12/31/24	319,570	320,420	0.6%
United States Treasury Note/Bond	1.750%	5/31/22	314,855	315,985	0.6%
United States Treasury Note/Bond	2.750%	2/15/24	299,077	311,787	0.6%
United States Treasury Note/Bond	1.625%	11/15/22	310,263	310,359	0.6%
United States Treasury Note/Bond	2.125%	2/29/24	303,995	309,409	0.6%
United States Treasury Note/Bond	1.750%	11/30/21	306,779	307,641	0.6%
United States Treasury Note/Bond	2.500%	3/31/23	281,875	289,539	0.6%
United States Treasury Note/Bond	2.875%	11/15/21	265,152	271,367	0.5%
United States Treasury Note/Bond	2.625%	5/15/21	266,914	270,541	0.5%
United States Treasury Note/Bond	2.125%	5/15/22	260,496	263,630	0.5%
United States Treasury Note/Bond	1.500%	10/31/24	257,844	255,588	0.5%
United States Treasury Note/Bond	1.750%	3/31/22	254,242	255,117	0.5%
United States Treasury Note/Bond	2.750%	8/31/23	244,140	253,561	0.5%
United States Treasury Note/Bond	2.500%	1/15/22	248,720	253,112	0.5%
United States Treasury Note/Bond	1.750%	7/31/21	244,955	245,491	0.5%
United States Treasury Note/Bond	1.625%	12/31/21	239,360	239,621	0.5%
United States Treasury Note/Bond	1.125%–8.750%	5/15/20–1/31/25	12,021,891	12,124,829	24.2%
				32,848,074	65.5%

Agency Notes †	1,024,316	2.0%
Total U.S. Government and Agency Obligations (Cost $33,536,781)	33,872,390	67.5%
Corporate Bonds
Finance
[1] Banking †	4,298,702	8.6%
Brokerage †	126,745	0.2%
Finance Companies †	160,731	0.3%
Insurance †	394,754	0.8%
Other Finance †	4,513	0.0%
Real Estate Investment Trusts †	294,188	0.6%
	5,279,633	10.5%
Industrial
Basic Industry †	275,721	0.6%
[1] Capital Goods †	667,835	1.3%
[1] Communication †	682,551	1.4%
Consumer Cyclical †	1,081,689	2.2%
[1] Consumer Noncyclical †	1,713,762	3.4%
[1] Energy †	959,561	1.9%
Other Industrial †	8,200	0.0%
[1] Technology †	1,162,784	2.3%
Transportation †	195,995	0.4%
	6,748,098	13.5%
Utilities
Electric †	511,330	1.0%
Natural Gas †	31,047	0.1%
Other Utility †	3,722	0.0%
	546,099	1.1%
Total Corporate Bonds (Cost $12,327,319)	12,573,830	25.1%

11

Short-Term Bond Index Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Sovereign Bonds (Cost $3,264,526) †	3,312,441	6.6%
Taxable Municipal Bonds (Cost $44,429) †	44,938	0.1%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
[2] Vanguard Market Liquidity Fund (Cost $646,228)	1.816%	6,461,660	646,230	1.3%
Total Investments (Cost $49,819,283)			50,449,829	100.6%

	Amount
	($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,238
Receivables for Investment Securities Sold	395,224
Receivables for Accrued Income	284,864
Receivables for Capital Shares Issued	48,101
Other Assets	410
Total Other Assets	730,837	1.4%
Liabilities
Payables for Investment Securities Purchased	(964,513)
Payables for Capital Shares Redeemed	(56,829)
Payables for Distributions	(5,117)
Payables to Vanguard	(9,690)
Other Liabilities	(77)
Total Liabilities	(1,036,226)	(2.0%)
Net Assets	50,144,440	100.0%

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	49,758,872
Total Distributable Earnings (Loss)	385,568
Net Assets	50,144,440

Investor Shares—Net Assets
Applicable to 8,395,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,756
Net Asset Value Per Share—Investor Shares	$10.57

ETF Shares—Net Assets
Applicable to 279,612,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,521,703
Net Asset Value Per Share—ETF Shares	$80.55

12

Short-Term Bond Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 1,454,635,822 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,378,690
Net Asset Value Per Share—Admiral Shares	$10.57

Institutional Shares—Net Assets
Applicable to 522,501,335 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,523,997
Net Asset Value Per Share—Institutional Shares	$10.57

Institutional Plus Shares—Net Assets
Applicable to 627,239,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,631,294
Net Asset Value Per Share—Institutional Plus Shares	$10.57

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $357,364,000, representing 0.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	1,142,305
Total Income	1,142,305
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,658
Management and Administrative—Investor Shares	842
Management and Administrative—ETF Shares	8,498
Management and Administrative—Admiral Shares	8,605
Management and Administrative—Institutional Shares	2,256
Management and Administrative—Institutional Plus Shares	1,954
Marketing and Distribution—Investor Shares	61
Marketing and Distribution—ETF Shares	1,285
Marketing and Distribution—Admiral Shares	928
Marketing and Distribution—Institutional Shares	218
Marketing and Distribution—Institutional Plus Shares	96
Custodian Fees	111
Auditing Fees	46
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—ETF Shares	928
Shareholders’ Reports—Admiral Shares	149
Shareholders’ Reports—Institutional Shares	16
Shareholders’ Reports—Institutional Plus Shares	23
Trustees’ Fees and Expenses	24
Total Expenses	27,714
Expenses Paid Indirectly	(110)
Net Expenses	27,604
Net Investment Income	1,114,701
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	9,784
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,214,482
Net Increase (Decrease) in Net Assets Resulting from Operations	2,338,967

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,738,000, $10,000, and ($15,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $18,137,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,114,701	1,025,149
Realized Net Gain (Loss)	9,784	(235,989)
Change in Unrealized Appreciation (Depreciation)	1,214,482	(96,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,338,967	692,488
Distributions
Net Investment Income
Investor Shares	(13,802)	(26,019)
ETF Shares	(520,079)	(505,667)
Admiral Shares	(328,656)	(283,644)
Institutional Shares	(121,962)	(104,309)
Institutional Plus Shares	(130,015)	(105,697)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,114,514)	(1,025,336)
Capital Share Transactions
Investor Shares	(1,075,752)	(389,194)
ETF Shares	(5,999,216)	4,187,635
Admiral Shares	1,208,370	(2,112,896)
Institutional Shares	461,876	(67,782)
Institutional Plus Shares	1,089,410	357,555
Net Increase (Decrease) from Capital Share Transactions	(4,315,312)	1,975,318
Total Increase (Decrease)	(3,090,859)	1,642,470
Net Assets
Beginning of Period	53,235,299	51,592,829
End of Period	50,144,440	53,235,299

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43		$10.43	$10.48
Investment Operations
Net Investment Income	.230[1]	.198[1]	.164[1]		.146	.130
Net Realized and Unrealized Gain (Loss) on Investments	.258	(.069)	(.050)		.002	(.040)
Total from Investment Operations	.488	.129	.114		.148	.090
Distributions
Dividends from Net Investment Income	(.228)	(.199)	(.164)		(.146)	(.130)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.010)
Total Distributions	(.228)	(.199)	(.164)		(.148)	(.140)
Net Asset Value, End of Period	$10.57	$10.31	$10.38		$10.43	$10.43

Total Return[3]	4.77%	1.27%	1.10%		1.41%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$1,143	$1,545		$1,865	$2,307
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%		0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.94%	1.57%		1.38%	1.23%
Portfolio Turnover Rate[4]	44%	48%	50%		51%	52%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$78.56	$79.09	$79.44	$79.49	$79.87
Investment Operations
Net Investment Income	1.819[1]	1.580[1]	1.314[1]	1.172	1.039
Net Realized and Unrealized Gain (Loss) on Investments	2.014	(.545)	(.362)	(.037)	(.303)
Total from Investment Operations	3.833	1.035	.952	1.135	.736
Distributions
Dividends from Net Investment Income	(1.843)	(1.565)	(1.300)	(1.172)	(1.039)
Distributions from Realized Capital Gains	—	—	(.002)	(.013)	(.077)
Total Distributions	(1.843)	(1.565)	(1.302)	(1.185)	(1.116)
Net Asset Value, End of Period	$80.55	$78.56	$79.09	$79.44	$79.49

Total Return	4.92%	1.34%	1.20%	1.42%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,522	$27,946	$23,902	$19,576	$17,402
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.02%	1.65%	1.46%	1.30%
Portfolio Turnover Rate[2]	44%	48%	50%	51%	52%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43		$10.43	$10.48
Investment Operations
Net Investment Income	.237[1]	.207[1]	.172[1]		.154	.137
Net Realized and Unrealized Gain (Loss) on Investments	.260	(.070)	(.050)		.002	(.040)
Total from Investment Operations	.497	.137	.122		.156	.097
Distributions
Dividends from Net Investment Income	(.237)	(.207)	(.172)		(.154)	(.137)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.010)
Total Distributions	(.237)	(.207)	(.172)		(.156)	(.147)
Net Asset Value, End of Period	$10.57	$10.31	$10.38		$10.43	$10.43

Total Return[3]	4.86%	1.35%	1.18%		1.49%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,379	$13,812	$16,034		$15,335	$14,662
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%		0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.26%	2.02%	1.65%		1.46%	1.30%
Portfolio Turnover Rate[4]	44%	48%	50%		51%	52%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43		$10.43	$10.48
Investment Operations
Net Investment Income	.239[1]	.209[1]	.174[1]		.156	.140
Net Realized and Unrealized Gain (Loss) on Investments	.260	(.070)	(.050)		.002	(.040)
Total from Investment Operations	.499	.139	.124		.158	.100
Distributions
Dividends from Net Investment Income	(.239)	(.209)	(.174)		(.156)	(.140)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.010)
Total Distributions	(.239)	(.209)	(.174)		(.158)	(.150)
Net Asset Value, End of Period	$10.57	$10.31	$10.38		$10.43	$10.43

Total Return	4.88%	1.37%	1.20%		1.51%	0.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,524	$4,930	$5,033		$4,963	$4,506
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%		0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.28%	2.04%	1.67%		1.48%	1.33%
Portfolio Turnover Rate[3]	44%	48%	50%		51%	52%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$10.31	$10.38	$10.43		$10.43	$10.48
Investment Operations
Net Investment Income	.240[1]	.210[1]	.175[1]		.158	.142
Net Realized and Unrealized Gain (Loss) on Investments	.260	(.070)	(.050)		.002	(.040)
Total from Investment Operations	.500	.140	.125		.160	.102
Distributions
Dividends from Net Investment Income	(.240)	(.210)	(.175)		(.158)	(.142)
Distributions from Realized Capital Gains	—	—	(.000)	[2]	(.002)	(.010)
Total Distributions	(.240)	(.210)	(.175)		(.160)	(.152)
Net Asset Value, End of Period	$10.57	$10.31	$10.38		$10.43	$10.43

Total Return	4.89%	1.38%	1.21%		1.52%	0.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,631	$5,404	$5,078		$4,336	$3,502
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%		0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.05%	1.68%		1.49%	1.35%
Portfolio Turnover Rate[3]	44%	48%	50%		51%	52%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn

21

Short-Term Bond Index Fund

amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $2,238,000, representing less than 0.01% of the fund’s net assets and 0.90% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $110,000 (an annual rate of less than 0.01% of average net assets).

22

Short-Term Bond Index Fund

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	33,872,390	—
Corporate Bonds	—	12,573,830	—
Sovereign Bonds	—	3,312,441	—
Taxable Municipal Bonds	—	44,938	—
Temporary Cash Investments	646,230	—	—
Total	646,230	49,803,599	—

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	18,137
Total Distributable Earnings (Loss)	(18,137)

23

Short-Term Bond Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	8,566
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(245,166)
Net Unrealized Gains (Losses)	630,546

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	49,819,283
Gross Unrealized Appreciation	693,254
Gross Unrealized Depreciation	(62,708)
Net Unrealized Appreciation (Depreciation)	630,546

F.  During the year ended December 31, 2019, the fund purchased $6,194,988,000 of investment securities and sold $8,950,623,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $21,433,813,000 and $23,004,600,000, respectively. Total purchases and sales include $5,290,757,000 and $10,390,923,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $8,410,038,000 and $533,468,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

24

Short-Term Bond Index Fund

G.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	293,432	27,888	273,270	26,634
Issued in Lieu of Cash Distributions	11,196	1,073	22,892	2,232
Redeemed[1]	(1,380,380)	(131,418)	(685,356)	(66,833)
Net Increase (Decrease)—Investor Shares	(1,075,752)	(102,457)	(389,194)	(37,967)
ETF Shares
Issued	4,503,647	56,300	6,265,283	80,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,502,863)	(132,400)	(2,077,648)	(26,600)
Net Increase (Decrease)—ETF Shares	(5,999,216)	(76,100)	4,187,635	53,500
Admiral Shares
Issued[1]	4,953,370	472,453	4,665,875	454,958
Issued in Lieu of Cash Distributions	282,340	26,869	242,005	23,601
Redeemed	(4,027,340)	(384,509)	(7,020,776)	(683,504)
Net Increase (Decrease)—Admiral Shares	1,208,370	114,813	(2,112,896)	(204,945)
Institutional Shares
Issued	1,947,465	185,713	2,044,462	199,380
Issued in Lieu of Cash Distributions	112,032	10,663	96,699	9,431
Redeemed	(1,597,621)	(152,105)	(2,208,943)	(215,519)
Net Increase (Decrease)—Institutional Shares	461,876	44,271	(67,782)	(6,708)
Institutional Plus Shares
Issued	1,841,903	174,690	952,723	92,907
Issued in Lieu of Cash Distributions	125,488	11,944	102,139	9,962
Redeemed	(877,981)	(83,593)	(697,307)	(67,928)
Net Increase (Decrease)—Institutional Plus Shares	1,089,410	103,041	357,555	34,941

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 88,906,000 and 88,917,000 shares, respectively, in the amount of $934,434,000 from the conversion during the year ended December 31, 2019.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

25

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019 Initial

Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Investor Shares	10.09%	3.45%	4.68%	$15,796
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	3.64	4.85	16,060
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	10.19%	3.54%	4.77%	$15,943
Intermediate-Term Bond Index Fund ETF Shares Market Price	10.34	3.50	4.75	15,907
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	3.64	4.85	16,060
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

See Financial Highlights for dividend and capital gains information.

26

Intermediate-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Admiral Shares	10.18%	3.53%	4.77%	$15,940
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	3.64	4.85	16,060
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Institutional Shares	10.20%	3.55%	4.80%	$7,992,175
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	3.64	4.85	8,030,019
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	7,242,955

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(11/30/2011)	Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	10.21%	3.57%	3.72%	$134,313,332
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	3.64	3.75	134,715,605
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.04	127,357,266

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

27

Intermediate-Term Bond Index Fund

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	10.34%	18.79%	59.07%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	10.19	18.98	59.43
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	10.38	19.57	60.60

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

28

Intermediate-Term Bond Index Fund

Sector Diversification

As of December 31, 2019

Finance	14.6%
Foreign	4.5
Industrial	24.0
Treasury/Agency	54.5
Utilities	2.2
Other	0.2

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

29

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.125%	11/15/28	773,703	850,594	2.4%
United States Treasury Note/Bond	2.375%	5/15/29	762,496	792,524	2.2%
United States Treasury Note/Bond	1.625%	2/15/26	768,664	760,977	2.2%
United States Treasury Note/Bond	1.500%	8/15/26	771,261	755,597	2.1%
United States Treasury Note/Bond	2.625%	2/15/29	636,111	674,080	1.9%
United States Treasury Note/Bond	2.250%	2/15/27	649,065	666,713	1.9%
United States Treasury Note/Bond	1.625%	5/15/26	652,268	645,034	1.8%
United States Treasury Note/Bond	2.875%	8/15/28	588,945	634,682	1.8%
United States Treasury Note/Bond	1.625%	8/15/29	649,430	632,584	1.8%
United States Treasury Note/Bond	2.375%	5/15/27	603,742	625,724	1.8%
United States Treasury Note/Bond	1.750%	11/15/29	608,744	599,515	1.7%
United States Treasury Note/Bond	2.875%	5/15/28	553,253	595,439	1.7%
United States Treasury Note/Bond	2.250%	8/15/27	575,586	591,414	1.7%
United States Treasury Note/Bond	2.125%	5/15/25	567,500	578,674	1.6%
United States Treasury Note/Bond	2.750%	2/15/28	539,955	575,387	1.6%
United States Treasury Note/Bond	2.250%	11/15/27	550,965	566,288	1.6%
United States Treasury Note/Bond	2.000%	2/15/25	554,796	562,596	1.6%
United States Treasury Note/Bond	2.000%	11/15/26	555,297	561,194	1.6%
United States Treasury Note/Bond	2.000%	8/15/25	486,122	492,349	1.4%
United States Treasury Note/Bond	1.625%	11/30/26	448,479	442,451	1.3%
United States Treasury Note/Bond	1.375%	8/31/26	432,825	420,654	1.2%
United States Treasury Note/Bond	2.750%	2/28/25	381,626	401,066	1.1%
United States Treasury Note/Bond	2.500%	2/28/26	366,000	381,039	1.1%
United States Treasury Note/Bond	2.875%	5/31/25	359,635	380,652	1.1%
United States Treasury Note/Bond	2.125%	11/30/24	362,230	369,362	1.1%
United States Treasury Note/Bond	2.125%	5/31/26	332,456	338,846	1.0%
United States Treasury Note/Bond	2.250%	11/15/25	270,522	277,666	0.8%
United States Treasury Note/Bond	2.500%	1/31/25	256,600	266,464	0.8%
United States Treasury Note/Bond	2.375%	4/30/26	251,875	260,534	0.7%
United States Treasury Note/Bond	2.625%	12/31/25	239,685	251,183	0.7%
United States Treasury Note/Bond	2.250%	3/31/26	219,650	225,554	0.6%

30

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.750%	8/31/25	204,830	215,776	0.6%
	United States Treasury Note/Bond	2.875%	11/30/25	201,505	213,910	0.6%
	United States Treasury Note/Bond	2.625%	1/31/26	201,235	210,918	0.6%
	United States Treasury Note/Bond	2.625%	3/31/25	182,031	190,252	0.5%
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	187,739	0.5%
	United States Treasury Note/Bond	3.000%	9/30/25	168,116	179,464	0.5%
	United States Treasury Note/Bond	1.875%	6/30/26	177,205	177,898	0.5%
	United States Treasury Note/Bond	1.625%	9/30/26	178,950	176,684	0.5%
	United States Treasury Note/Bond	1.625%	10/31/26	175,245	172,890	0.5%
	United States Treasury Note/Bond	2.250%	12/31/24	161,315	165,524	0.5%
	United States Treasury Note/Bond	1.750%	12/31/26	149,065	148,227	0.4%
	United States Treasury Note/Bond	3.000%	10/31/25	126,522	135,122	0.4%
	United States Treasury Note/Bond	2.875%	4/30/25	126,566	133,922	0.4%
	United States Treasury Note/Bond	2.875%	7/31/25	102,915	109,058	0.3%
	United States Treasury Note/Bond	2.750%	6/30/25	87,750	92,371	0.3%
	United States Treasury Note/Bond	2.250%	11/15/24	64,624	66,270	0.2%
	United States Treasury Note/Bond	1.625%	11/15/22	64,605	64,625	0.2%
	United States Treasury Note/Bond	1.750%–6.875%	12/31/24–2/15/29	152,754	178,696	0.5%
					18,996,182	53.9%

Agency Notes †					101,215	0.3%
Total U.S. Government and Agency Obligations (Cost $18,638,420)					19,097,397	54.2%
Corporate Bonds
Finance
	Banking
[1]	Bank of America Corp.	3.419%	12/20/28	72,016	75,425	0.2%
[1]	Bank of America Corp.	2.884%–4.450%	1/22/25–10/22/30	346,439	370,205	1.1%
	Bank One Corp.	7.750%–8.000%	7/15/25–4/29/27	8,660	11,293	0.0%
[1]	JPMorgan Chase & Co.	2.739%–4.452%	1/23/25–10/15/30	344,931	366,933	1.0%
[2]	Banking—Other †				2,673,872	7.6%
	Brokerage †				195,257	0.6%
	Finance Companies †				110,048	0.3%
	Insurance †				578,454	1.6%
	Other Finance †				4,224	0.0%
	Real Estate Investment Trusts †				720,282	2.1%
					5,105,993	14.5%
Industrial
[2]	Basic Industry †				411,953	1.2%
[2]	Capital Goods †				708,788	2.0%
[2]	Communication †				990,111	2.8%
	Consumer Cyclical †				1,018,963	2.9%
	Consumer Noncyclical
	CVS Health Corp.	4.300%	3/25/28	73,986	80,634	0.2%
[2]	Consumer Noncyclical—Other †				2,239,829	6.4%
[2]	Energy †				1,270,305	3.6%
	Other Industrial †				31,826	0.1%
[2]	Technology †				1,325,837	3.7%
	Transportation †				311,916	0.9%
					8,390,162	23.8%

31

Intermediate-Term Bond Index Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
Utilities
[2] Electric †			671,446	1.9%
Natural Gas †			61,870	0.1%
Other Utility †			18,362	0.1%
			751,678	2.1%
Total Corporate Bonds (Cost $13,568,755)			14,247,833	40.4%
[2]Sovereign Bonds (Cost $1,499,724) †			1,554,212	4.4%
Taxable Municipal Bonds (Cost $79,065) †			81,037	0.2%

	Coupon	Shares
Temporary Cash Investment
Money Market Fund
[3] Vanguard Market Liquidity Fund (Cost $192,687)	1.816%	1,926,694	192,689	0.5%
Total Investments (Cost $33,978,651)			35,173,168	99.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,575
Receivables for Investment Securities Sold			256,305
Receivables for Accrued Income			250,364
Receivables for Capital Shares Issued			58,657
Other Assets			150
Total Other Assets			567,051	1.6%
Liabilities
Payables for Investment Securities Purchased			(410,475)
Payables for Capital Shares Redeemed			(39,386)
Payables for Distributions			(7,823)
Payables to Vanguard			(7,398)
Other Liabilities			(37)
Total Liabilities			(465,119)	(1.3%)
Net Assets			35,275,100	100.0%

At December 31, 2019, net assets consisted of:

				Amount
				($000)
Paid-in Capital				34,273,314
Total Distributable Earnings (Loss)				1,001,786
Net Assets				35,275,100

Investor Shares—Net Assets
Applicable to 13,808,159 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				163,136
Net Asset Value Per Share—Investor Shares				$11.81

32

Intermediate-Term Bond Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 155,554,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,545,742
Net Asset Value Per Share—ETF Shares	$87.08

Admiral Shares—Net Assets
Applicable to 1,419,986,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,776,320
Net Asset Value Per Share—Admiral Shares	$11.81

Institutional Shares—Net Assets
Applicable to 267,334,447 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,158,390
Net Asset Value Per Share—Institutional Shares	$11.81

Institutional Plus Shares—Net Assets
Applicable to 138,094,643 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,631,512
Net Asset Value Per Share—Institutional Plus Shares	$11.81

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $500,882,000, representing 1.4% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	934,069
Total Income	934,069
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,114
Management and Administrative—Investor Shares	752
Management and Administrative—ETF Shares	4,722
Management and Administrative—Admiral Shares	8,766
Management and Administrative—Institutional Shares	1,314
Management and Administrative—Institutional Plus Shares	580
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—ETF Shares	569
Marketing and Distribution—Admiral Shares	946
Marketing and Distribution—Institutional Shares	109
Marketing and Distribution—Institutional Plus Shares	24
Custodian Fees	96
Auditing Fees	44
Shareholders’ Reports—Investor Shares	116
Shareholders’ Reports—ETF Shares	469
Shareholders’ Reports—Admiral Shares	130
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	48
Trustees’ Fees and Expenses	17
Total Expenses	19,890
Expenses Paid Indirectly	(74)
Net Expenses	19,816
Net Investment Income	914,253
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	199,926
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,979,993
Net Increase (Decrease) in Net Assets Resulting from Operations	3,094,172

1

Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,295,000, $36,000, and ($9,000), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $50,214,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	914,253	941,350
Realized Net Gain (Loss)	199,926	(400,478)
Change in Unrealized Appreciation (Depreciation)	1,979,993	(654,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,094,172	(113,699)
Distributions
Net Investment Income
Investor Shares	(17,578)	(32,457)
ETF Shares	(346,627)	(396,012)
Admiral Shares	(412,439)	(370,520)
Institutional Shares	(86,862)	(88,192)
Institutional Plus Shares	(50,777)	(52,353)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(914,283)	(939,534)
Capital Share Transactions
Investor Shares	(931,957)	(229,614)
ETF Shares	(41,131)	(2,083,410)
Admiral Shares	2,981,608	(249,301)
Institutional Shares	(5,763)	(80,194)
Institutional Plus Shares	(251,254)	161,340
Net Increase (Decrease) from Capital Share Transactions	1,751,503	(2,481,179)
Total Increase (Decrease)	3,931,392	(3,534,412)
Net Assets
Beginning of Period	31,343,708	34,878,120
End of Period	35,275,100	31,343,708

See accompanying Notes, which are an integral part of the Financial Statements.

35

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding		Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.316[1]	.306[1]	.289[1]	.289	.302
Net Realized and Unrealized Gain (Loss) on Investments	.787	(.340)	.132	.025	(.162)
Total from Investment Operations	1.103	(.034)	.421	.314	.140
Distributions
Dividends from Net Investment Income	(.313)	(.306)	(.290)	(.289)	(.302)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)
Total Distributions	(.313)	(.306)	(.301)	(.334)	(.340)
Net Asset Value, End of Period	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return[2]	10.09%	-0.25%	3.76%	2.75%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163	$1,037	$1,307	$1,472	$1,397
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.79%	2.54%	2.48%	2.62%
Portfolio Turnover Rate[3]	50%	53%	55%	57%	51%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$81.27	$83.73	$82.86	$82.95	$84.41
Investment Operations
Net Investment Income	2.392[1]	2.320[1]	2.199[1]	2.163	2.227
Net Realized and Unrealized Gain (Loss) on Investments	5.816	(2.442)	.925	.244	(1.177)
Total from Investment Operations	8.208	(.122)	3.124	2.407	1.050
Distributions
Dividends from Net Investment Income	(2.398)	(2.338)	(2.174)	(2.163)	(2.227)
Distributions from Realized Capital Gains	—	—	(.080)	(.334)	(.283)
Total Distributions	(2.398)	(2.338)	(2.254)	(2.497)	(2.510)
Net Asset Value, End of Period	$87.08	$81.27	$83.73	$82.86	$82.95

Total Return	10.19%	-0.09%	3.80%	2.86%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,546	$12,772	$15,328	$11,241	$7,569
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.87%	2.62%	2.56%	2.69%
Portfolio Turnover Rate[2]	50%	53%	55%	57%	51%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.322[1]	.315[1]	.298[1]	.299	.309
Net Realized and Unrealized Gain (Loss) on Investments	.790	(.341)	.132	.025	(.162)
Total from Investment Operations	1.112	(.026)	.430	.324	.147
Distributions
Dividends from Net Investment Income	(.322)	(.314)	(.299)	(.299)	(.309)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)
Total Distributions	(.322)	(.314)	(.310)	(.344)	(.347)
Net Asset Value, End of Period	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return[2]	10.18%	-0.17%	3.85%	2.83%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,776	$12,830	$13,477	$11,954	$10,061
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.78%	2.87%	2.62%	2.56%	2.69%
Portfolio Turnover Rate[3]	50%	53%	55%	57%	51%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.325[1]	.317[1]	.301[1]	.301	.313
Net Realized and Unrealized Gain (Loss) on Investments	.790	(.340)	.131	.025	(.162)
Total from Investment Operations	1.115	(.023)	.432	.326	.151
Distributions
Dividends from Net Investment Income	(.325)	(.317)	(.301)	(.301)	(.313)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)
Total Distributions	(.325)	(.317)	(.312)	(.346)	(.351)
Net Asset Value, End of Period	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return	10.20%	-0.15%	3.87%	2.85%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,158	$2,952	$3,127	$2,626	$2,399
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.89%	2.64%	2.58%	2.72%
Portfolio Turnover Rate[2]	50%	53%	55%	57%	51%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.02	$11.36	$11.24	$11.26	$11.46
Investment Operations
Net Investment Income	.326[1]	.319[1]	.302[1]	.302	.315
Net Realized and Unrealized Gain (Loss) on Investments	.790	(.341)	.131	.025	(.162)
Total from Investment Operations	1.116	(.022)	.433	.327	.153
Distributions
Dividends from Net Investment Income	(.326)	(.318)	(.302)	(.302)	(.315)
Distributions from Realized Capital Gains	—	—	(.011)	(.045)	(.038)
Total Distributions	(.326)	(.318)	(.313)	(.347)	(.353)
Net Asset Value, End of Period	$11.81	$11.02	$11.36	$11.24	$11.26

Total Return	10.21%	-0.14%	3.88%	2.86%	1.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,632	$1,752	$1,640	$1,478	$1,057
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.90%	2.65%	2.59%	2.74%
Portfolio Turnover Rate[2]	50%	53%	55%	57%	51%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn

41

Intermediate-Term Bond Index Fund

amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,575,000, representing less than 0.01% of the fund’s net assets and 0.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $74,000 (an annual rate of less than 0.01% of average net assets).

42

Intermediate-Term Bond Index Fund

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	19,097,397	—
Corporate Bonds	—	14,247,833	—
Sovereign Bonds	—	1,554,212	—
Taxable Municipal Bonds	—	81,037	—
Temporary Cash Investments	192,689	—	—
Total	192,689	34,980,479	—

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	50,214
Total Distributable Earnings (Loss)	(50,214)

43

Intermediate-Term Bond Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,303
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(192,723)
Net Unrealized Gains (Losses)	1,194,517

*	The fund used capital loss carryforwards of $149,712,000 to offset taxable capital gains realized during the year ended December 31, 2019.

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,978,651
Gross Unrealized Appreciation	1,287,563
Gross Unrealized Depreciation	(93,046)
Net Unrealized Appreciation (Depreciation)	1,194,517

F.   During the year ended December 31, 2019, the fund purchased $6,232,418,000 of investment securities and sold $5,940,551,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,921,014,000 and $13,462,347,000, respectively. Total purchases and sales include $3,087,059,000 and $3,126,378,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $589,365,000 and $9,696,362,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

44

Intermediate-Term Bond Index Fund

G.   Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	247,548	21,388	202,296	18,386
Issued in Lieu of Cash Distributions	14,595	1,277	29,983	2,734
Redeemed[1]	(1,194,100)	(102,949)	(461,893)	(42,119)
Net Increase (Decrease)—Investor Shares	(931,957)	(80,284)	(229,614)	(20,999)
ETF Shares
Issued	3,131,082	36,400	958,318	11,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,172,213)	(38,000)	(3,041,728)	(37,700)
Net Increase (Decrease)—ETF Shares	(41,131)	(1,600)	(2,083,410)	(25,900)
Admiral Shares
Issued[1]	5,574,117	480,860	3,278,156	298,204
Issued in Lieu of Cash Distributions	353,655	30,408	319,890	29,173
Redeemed	(2,946,164)	(255,042)	(3,847,347)	(350,354)
Net Increase (Decrease)—Admiral Shares	2,981,608	256,226	(249,301)	(22,977)
Institutional Shares
Issued	838,573	72,508	749,107	68,102
Issued in Lieu of Cash Distributions	78,689	6,775	79,163	7,220
Redeemed	(923,025)	(79,700)	(908,464)	(82,937)
Net Increase (Decrease)—Institutional Shares	(5,763)	(417)	(80,194)	(7,615)
Institutional Plus Shares
Issued	279,350	24,741	332,293	30,102
Issued in Lieu of Cash Distributions	24,167	2,089	26,945	2,458
Redeemed	(554,771)	(47,665)	(197,898)	(18,003)
Net Increase (Decrease)—Institutional Plus Shares	(251,254)	(20,835)	161,340	14,557

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 76,881,000 and 76,885,000 shares, respectively, in the amount of $893,324,000 from the conversion during the year ended December 31, 2019.

H.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

45

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	19.09%	5.35%	7.55%	$20,704
Long-Term Bond Index Fund ETF Shares Market Price	18.98	5.30	7.56	20,720
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	19.59	5.42	7.59	20,786
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

46

Long-Term Bond Index Fund

	Total Returns
	Period Ended December 31, 2019
	Since	Final Value
	Inception	of a $10,000
	(2/7/2019)	Investment
Long-Term Bond Index Fund Admiral Shares	15.85%	$11,585
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	16.60	11,660
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	7.66	10,766

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund Institutional Shares	18.53%	5.27%	7.54%	$10,339,454
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	19.59	5.42	7.59	10,393,027
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	7,242,955

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(10/6/2011)	Investment
Long-Term Bond Index Fund Institutional Plus Shares	18.54%	5.28%	5.78%	$158,835,029
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	19.59	5.42	5.81	159,237,062
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.03	127,839,500

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

47

Long-Term Bond Index Fund

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Long-Term Bond Index Fund ETF Shares Market Price	18.98%	29.46%	107.20%
Long-Term Bond Index Fund ETF Shares Net Asset Value	19.09	29.76	107.04
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	19.59	30.18	107.86

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

48

Long-Term Bond Index Fund

Sector Diversification

As of December 31, 2019

Finance	8.6%
Foreign	4.5
Industrial	34.8
Treasury/Agency	42.6
Utilities	6.1
Other	3.4

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

49

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.125%	8/15/44	178,003	202,589	1.6%
United States Treasury Note/Bond	3.000%	2/15/49	176,486	199,097	1.6%
United States Treasury Note/Bond	3.000%	8/15/48	165,935	186,910	1.5%
United States Treasury Note/Bond	3.375%	11/15/48	151,671	182,977	1.5%
United States Treasury Note/Bond	2.875%	5/15/49	149,270	164,594	1.3%
United States Treasury Note/Bond	3.625%	2/15/44	126,564	155,634	1.3%
United States Treasury Note/Bond	2.250%	8/15/49	158,873	154,181	1.2%
United States Treasury Note/Bond	3.000%	5/15/45	137,460	153,569	1.2%
United States Treasury Note/Bond	2.875%	11/15/46	136,964	150,254	1.2%
United States Treasury Note/Bond	2.750%	8/15/47	132,996	142,638	1.2%
United States Treasury Note/Bond	3.000%	2/15/48	125,720	141,317	1.1%
United States Treasury Note/Bond	2.875%	8/15/45	128,362	140,356	1.1%
United States Treasury Note/Bond	3.375%	5/15/44	118,037	139,745	1.1%
United States Treasury Note/Bond	3.000%	2/15/47	123,644	138,945	1.1%
United States Treasury Note/Bond	2.875%	5/15/43	124,375	135,569	1.1%
United States Treasury Note/Bond	2.750%	11/15/47	123,746	132,697	1.1%
United States Treasury Note/Bond	3.750%	11/15/43	105,915	132,509	1.1%
United States Treasury Note/Bond	3.125%	5/15/48	113,086	130,191	1.1%
United States Treasury Note/Bond	3.625%	8/15/43	104,785	128,542	1.0%
United States Treasury Note/Bond	2.375%	11/15/49	127,325	126,947	1.0%
United States Treasury Note/Bond	3.000%	11/15/44	109,496	122,122	1.0%
United States Treasury Note/Bond	2.500%	2/15/45	116,042	118,489	1.0%
United States Treasury Note/Bond	3.000%	5/15/47	104,486	117,384	1.0%
United States Treasury Note/Bond	2.250%	8/15/46	113,624	110,445	0.9%
United States Treasury Note/Bond	3.000%	11/15/45	97,150	108,687	0.9%
United States Treasury Note/Bond	2.500%	5/15/46	106,406	108,650	0.9%
United States Treasury Note/Bond	3.125%	2/15/43	89,415	101,431	0.8%
United States Treasury Note/Bond	2.750%	11/15/42	86,703	92,555	0.8%
United States Treasury Note/Bond	4.625%	2/15/40	64,061	88,575	0.7%
United States Treasury Note/Bond	2.500%	2/15/46	73,547	75,110	0.6%

50

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	4.375%	5/15/40	54,098	72,635	0.6%
United States Treasury Note/Bond	4.750%	2/15/41	51,180	72,212	0.6%
United States Treasury Note/Bond	2.750%	8/15/42	63,163	67,456	0.5%
United States Treasury Note/Bond	4.250%	11/15/40	50,200	66,460	0.5%
United States Treasury Note/Bond	3.125%	2/15/42	55,952	63,479	0.5%
United States Treasury Note/Bond	4.375%	5/15/41	42,045	56,688	0.5%
United States Treasury Note/Bond	3.750%	8/15/41	44,470	55,212	0.4%
United States Treasury Note/Bond	4.375%	11/15/39	41,100	54,997	0.4%
United States Treasury Note/Bond	4.500%	8/15/39	39,671	53,841	0.4%
United States Treasury Note/Bond	3.000%	5/15/42	47,225	52,552	0.4%
United States Treasury Note/Bond	4.500%	2/15/36	39,455	52,334	0.4%
United States Treasury Note/Bond	3.875%	8/15/40	41,265	52,013	0.4%
United States Treasury Note/Bond	6.250%	5/15/30	36,845	51,790	0.4%
United States Treasury Note/Bond	3.125%	11/15/41	44,477	50,461	0.4%
United States Treasury Note/Bond	4.250%	5/15/39	36,392	47,889	0.4%
United States Treasury Note/Bond	3.500%	2/15/39	37,527	44,980	0.4%
United States Treasury Note/Bond	5.375%	2/15/31	27,060	36,303	0.3%
United States Treasury Note/Bond	1.750%–5.000%	11/15/29–5/15/38	43,512	56,771	0.5%
				5,090,782	41.0%

Agency Bonds and Notes
[1] Federal Home Loan Mortgage Corp.	6.250%	7/15/32	21,052	30,236	0.2%
Agency Bonds and Notes—Other †				143,087	1.2%
				173,323	1.4%
Total U.S. Government and Agency Obligations (Cost $4,783,996)				5,264,105	42.4%
Corporate Bonds
Finance
Banking †				532,453	4.3%
Brokerage †				26,034	0.2%
Finance Companies
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	34,106	36,230	0.3%
Finance Companies—Other †				1,007	0.0%
Insurance
Berkshire Hathaway Finance Corp.	4.200%–5.750%	1/15/40–1/15/49	22,878	27,345	0.2%
Berkshire Hathaway Inc.	4.500%	2/11/43	2,110	2,565	0.0%
Insurance—Other †				350,348	2.8%
Real Estate Investment Trusts †				73,348	0.6%
				1,049,330	8.4%
Industrial
Basic Industry
Lubrizol Corp.	6.500%	10/1/34	675	941	0.0%
Basic Industry—Other †				241,921	2.0%
Capital Goods
Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	2,374	2,700	0.0%
Capital Goods—Other †				304,989	2.5%
Communication
AT&T Inc.	4.300%–6.375%	2/15/30–8/15/58	154,041	178,460	1.4%
Comcast Corp.	2.650%–7.050%	2/1/30–10/15/58	121,257	142,151	1.2%

51

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	8,670	11,228	0.1%
[2]	Communication—Other †				526,810	4.2%
[2]	Consumer Cyclical †				365,947	3.0%
	Consumer Noncyclical
	Anheuser-Busch Cos.LLC / Anheuser-Busch InBev World wide Inc.	4.900%	2/1/46	29,444	34,866	0.3%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	19,289	22,245	0.2%
	Anheuser-Busch InBev Finance Inc.	4.000%–4.900%	2/1/36–2/1/46	18,089	20,614	0.2%
	Anheuser-Busch InBev Worldwide Inc.	3.750%–8.200%	1/23/31–1/23/59	57,116	69,124	0.5%
[2]	Consumer Noncyclical—Other †				1,039,349	8.4%
[2]	Energy †				650,693	5.2%
	Other Industrial †				41,716	0.3%
[2]	Technology †				435,406	3.5%
	Transportation
	Burlington Northern Santa Fe LLC	3.550%–6.200%	8/15/36–2/15/50	41,386	49,437	0.4%
[2]	Transportation—Other †				176,525	1.4%
					4,315,122	34.8%
Utilities
	Electric
	Berkshire Hathaway Energy Co.	3.800%–6.125%	4/1/36–1/15/49	16,976	21,401	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–7/15/49	12,974	15,458	0.1%
	Nevada Power Co.	6.650%–6.750%	4/1/36–7/1/37	1,745	2,431	0.0%
	PacifiCorp	4.100%–7.700%	11/15/31–2/15/50	15,227	19,529	0.2%
	Electric—Other †				611,304	4.9%
	Natural Gas †				59,522	0.5%
	Other Utility †				15,705	0.1%
					745,350	6.0%
Total Corporate Bonds (Cost $5,415,623)					6,109,802	49.2%
Sovereign Bonds
[2]	Petroleos Mexicanos	5.500%–7.690%	1/23/30–1/23/50	92,585	94,201	0.8%
[3]	United Mexican States	4.350%–8.300%	8/15/31–10/12/10	78,135	92,079	0.7%
	Sovereign Bonds—Other †				328,240	2.7%
Total Sovereign Bonds (Cost $467,009)					514,520	4.2%
Taxable Municipal Bonds ($339,452) †					413,152	3.3%

				Shares
Temporary Cash Investment
Money Market Fund
[4]	Vanguard Market Liquidity Fund (Cost $25,308)	1.816%		253,053	25,308	0.2%
Total Investments (Cost $11,031,388)					12,326,887	99.3%

52

Long-Term Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	574
Receivables for Investment Securities Sold	35,019
Receivables for Accrued Income	115,776
Receivables for Capital Shares Issued	1,736
Other Assets	26
Total Other Assets	153,131	1.2%
Liabilities
Payables for Investment Securities Purchased	(33,585)
Payables for Capital Shares Redeemed	(29,183)
Payables for Distributions	(2,362)
Payables to Vanguard	(2,762)
Other Liabilities	(189)
Total Liabilities	(68,081)	(0.5%)
Net Assets	12,411,937	100.0%

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	11,085,396
Total Distributable Earnings (Loss)	1,326,541
Net Assets	12,411,937

ETF Shares—Net Assets
Applicable to 43,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,356,717
Net Asset Value Per Share—ETF Shares	$99.92

Admiral Shares—Net Assets
Applicable to 197,532,861 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,997,821
Net Asset Value Per Share—Admiral Shares	$15.18

Institutional Shares—Net Assets
Applicable to 138,193,090 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,097,142
Net Asset Value Per Share—Institutional Shares	$15.18

53

Long-Term Bond Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 195,067,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,960,257
Net Asset Value Per Share—Institutional Plus Shares	$15.18

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $164,716,000, representing 1.3% of net assets.
3	Certain of the fund’s securities average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	439,512
Total Income	439,512
Expenses
The Vanguard Group—Note B
Investment Advisory Services	410
Management and Administrative—Investor Shares	1,518
Management and Administrative—ETF Shares	1,259
Management and Administrative—Admiral Shares	1,165
Management and Administrative—Institutional Shares	1,111
Management and Administrative—Institutional Plus Shares	946
Marketing and Distribution—Investor Shares	106
Marketing and Distribution—ETF Shares	217
Marketing and Distribution—Admiral Shares	54
Marketing and Distribution—Institutional Shares	93
Marketing and Distribution—Institutional Plus Shares	46
Custodian Fees	57
Auditing Fees	43
Shareholders’ Reports—Investor Shares	44
Shareholders’ Reports—ETF Shares	171
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Institutional Shares	4
Shareholders’ Reports—Institutional Plus Shares	53
Trustees’ Fees and Expenses	6
Total Expenses	7,320
Expenses Paid Indirectly	(56)
Net Expenses	7,264
Net Investment Income	432,248
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	266,846
Futures Contracts	141
Realized Net Gain (Loss)	266,987
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,373,478
Net Increase (Decrease) in Net Assets Resulting from Operations	2,072,713

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $627,000, $8,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $142,714,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	432,248	413,914
Realized Net Gain (Loss)	266,987	(52,106)
Change in Unrealized Appreciation (Depreciation)	1,373,478	(873,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,072,713	(511,394)
Distributions
Net Investment Income
Investor Shares	(42,972)	(109,539)
ETF Shares	(124,982)	(87,045)
Admiral Shares	(64,434)	—
Institutional Shares	(94,962)	(96,586)
Institutional Plus Shares	(104,576)	(120,421)
Realized Capital Gain[1]
Investor Shares	—	(4,585)
ETF Shares	(7,379)	(3,499)
Admiral Shares	(5,186)	—
Institutional Shares	(3,595)	(3,680)
Institutional Plus Shares	(5,070)	(4,795)
Total Distributions	(453,156)	(430,150)
Capital Share Transactions
Investor Shares	(2,988,972)	19,426
ETF Shares	1,218,350	519,724
Admiral Shares	2,765,988	—
Institutional Shares	(996,587)	363,304
Institutional Plus Shares	(400,705)	(72,357)
Net Increase (Decrease) from Capital Share Transactions	(401,926)	830,097
Total Increase (Decrease)	1,217,631	(111,447)
Net Assets
Beginning of Period	11,194,306	11,305,753
End of Period	12,411,937	11,194,306

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $21,230,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

	Jan. 1,
	2019, to
	Nov. 7,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2019[1]	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26
Investment Operations
Net Investment Income	.440[2]	.515[2]	.519[2]	.529	.546
Net Realized and Unrealized Gain (Loss) on Investments	1.795	(1.168)	.910	.333	(1.025)
Total from Investment Operations	2.235	(.653)	1.429	.862	(.479)
Distributions
Dividends from Net Investment Income	(.435)	(.515)	(.519)	(.529)	(.546)
Distributions from Realized Capital Gains	—	(.022)	—	(.023)	(.035)
Total Distributions	(.435)	(.537)	(.519)	(.552)	(.581)
Net Asset Value, End of Period	$15.03[1]	$13.23	$14.42	$13.51	$13.20

Total Return[3]	17.06%[4]	-4.51%	10.76%	6.41%	-3.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	—	$2,808	$3,047	$2,595	$2,415
Ratio of Total Expenses to Average Net Assets	0.15%[5]	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.78%[5]	3.85%	3.71%	3.72%	3.95%
Portfolio Turnover Rate[6]	33%[7]	38%	41%	45%	42%

1	Net asset value as of November 7, 2019, on which date the remaining Investor Shares were converted to Admiral Shares.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$87.08	$94.91	$88.86	$86.80	$93.73
Investment Operations
Net Investment Income	3.445[1]	3.461[1]	3.487[1]	3.558	3.565
Net Realized and Unrealized Gain (Loss) on Investments	12.976	(7.728)	6.019	2.212	(6.700)
Total from Investment Operations	16.421	(4.267)	9.506	5.770	(3.135)
Distributions
Dividends from Net Investment Income	(3.409)	(3.420)	(3.456)	(3.558)	(3.565)
Distributions from Realized Capital Gains	(.172)	(.143)	—	(.152)	(.230)
Total Distributions	(3.581)	(3.563)	(3.456)	(3.710)	(3.795)
Net Asset Value, End of Period	$99.92	$87.08	$94.91	$88.86	$86.80

Total Return	19.09%	-4.46%	10.89%	6.53%	-3.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,357	$2,708	$2,392	$1,671	$1,693
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.58%	3.93%	3.79%	3.80%	4.02%
Portfolio Turnover Rate[2]	33%	38%	41%	45%	42%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Bond Index Fund

Financial Highlights

Admiral Shares
February 7, 2019[1] to
For a Share Outstanding Throughout the Period	December 31, 2019
Net Asset Value, Beginning of Period	$13.48
Investment Operations
Net Investment Income[2]	.465
Net Realized and Unrealized Gain (Loss) on Investments	1.728
Total from Investment Operations	2.193
Distributions
Dividends from Net Investment Income	(.467)
Distributions from Realized Capital Gains	(.026)
Total Distributions	(.493)
Net Asset Value, End of Period	$15.18

Total Return[3]	16.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.44%[4]
Portfolio Turnover Rate[5]	33%[6]

1	Inception.
2	Calculated based on average shares outstanding.
3	Total return does not include transaction or account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26
Investment Operations
Net Investment Income	.525 [1]	.529 [1]	.533 [1]	.544	.560
Net Realized and Unrealized Gain (Loss) on Investments	1.975	(1.169)	.910	.333	(1.025)
Total from Investment Operations	2.500	(.640)	1.443	.877	(.465)
Distributions
Dividends from Net Investment Income	(.524)	(.528)	(.533)	(.544)	(.560)
Distributions from Realized Capital Gains	(.026)	(.022)	—	(.023)	(.035)
Total Distributions	(.550)	(.550)	(.533)	(.567)	(.595)
Net Asset Value, End of Period	$15.18	$13.23	$14.42	$13.51	$13.20

Total Return	19.12%[2]	-4.41%	10.87%	6.51%	-3.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,097	$2,706	$2,552	$2,216	$2,174
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.95%	3.81%	3.82%	4.05%
Portfolio Turnover Rate[3]	33%	38%	41%	45%	42%

1	Calculated based on average shares outstanding.
2	Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.23	$14.42	$13.51	$13.20	$14.26
Investment Operations
Net Investment Income	.526 [1]	.530 [1]	.535 [1]	.545	.563
Net Realized and Unrealized Gain (Loss) on Investments	1.975	(1.168)	.910	.333	(1.025)
Total from Investment Operations	2.501	(.638)	1.445	.878	(.462)
Distributions
Dividends from Net Investment Income	(.525)	(.530)	(.535)	(.545)	(.563)
Distributions from Realized Capital Gains	(.026)	(.022)	—	(.023)	(.035)
Total Distributions	(.551)	(.552)	(.535)	(.568)	(.598)
Net Asset Value, End of Period	$15.18	$13.23	$14.42	$13.51	$13.20

Total Return	19.14%[2]	-4.40%	10.88%	6.52%	-3.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,960	$2,972	$3,315	$2,745	$2,533
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.63%	3.96%	3.82%	3.83%	4.07%
Portfolio Turnover Rate[3]	33%	38%	41%	45%	42%

1	Calculated based on average shares outstanding.
2	Total return does not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares were issued on February 7, 2019. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2019.

62

Long-Term Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

63

Long-Term Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $574,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $56,000 (an annual rate of less than 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,264,105	—
Corporate Bonds	—	6,109,802	—
Sovereign Bonds	—	514,520	—
Taxable Municipal Bonds	—	413,152	—
Temporary Cash Investments	25,308	—	—
Total	25,308	12,301,579	—

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	145,348
Total Distributable Earnings (Loss)	(145,348)

64

Long-Term Bond Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	12,624
Undistributed Long-Term Gains	20,839
Capital Loss Carryforwards (Non-expiring)*	—
Net Unrealized Gains (Losses)	1,295,499

*	The fund used capital loss carryforwards of $69,091,000 to offset taxable capital gains realized during the year ended December 31, 2019.

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,031,388
Gross Unrealized Appreciation	1,333,007
Gross Unrealized Depreciation	(37,508)
Net Unrealized Appreciation (Depreciation)	1,295,499

F. During the year ended December 31, 2019, the fund purchased $2,757,836,000 of investment securities and sold $3,072,389,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,572,213,000 and $3,668,589,000, respectively. Total purchases and sales include $2,397,844,000 and $1,383,737,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2019, such purchases and sales were $66,219,000 and $1,483,836,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

65

Long-Term Bond Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	268,127	19,264	742,223	55,023
Issued in Lieu of Cash Distributions	33,695	2,450	99,446	7,429
Redeemed[2]	(3,290,794)	(233,984)	(822,243)	(61,386)
Net Increase (Decrease)—Investor Shares	(2,988,972)	(212,270)	19,426	1,066
ETF Shares
Issued[1]	2,435,718	25,400	911,731	10,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,217,368)	(12,900)	(392,007)	(4,400)
Net Increase (Decrease)—ETF Shares	1,218,350	12,500	519,724	5,900
Admiral Shares[3]
Issued[1,2]	3,094,803	219,504	—	—
Issued in Lieu of Cash Distributions	59,799	3,941	—	—
Redeemed	(388,614)	(25,912)	—	—
Net Increase (Decrease)—Admiral Shares	2,765,988	197,533	—	—
Institutional Shares
Issued[1]	454,988	32,559	969,450	72,772
Issued in Lieu of Cash Distributions	95,112	6,536	98,456	7,364
Redeemed	(1,546,687)	(105,461)	(704,602)	(52,513)
Net Increase (Decrease)—Institutional Shares	(996,587)	(66,366)	363,304	27,623
Institutional Plus Shares
Issued[1]	523,351	35,123	707,878	52,671
Issued in Lieu of Cash Distributions	94,548	6,463	112,936	8,438
Redeemed	(1,018,604)	(71,221)	(893,171)	(66,255)
Net Increase (Decrease)—Institutional Plus Shares	(400,705)	(29,635)	(72,357)	(5,146)

1	Includes purchase fees for fiscal 2019 of $1,244,000 (fund totals).
2	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 196,788,000 and 196,789,000 shares, respectively, in the amount of $2,690,640,000 from the conversion during the year ended December 31, 2019.
3	Inception was February 7, 2019, for Admiral Shares.

H. Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

66

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

67

Special 2019 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 86.0% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 86.0% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,051,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

For nonresident alien shareholders, 81.8% of income dividends are interest-related dividends.

68

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index, the Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index, and the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Bond Index Funds or the owners of the Bond Index Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Bond Index Funds. Investors acquire the Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Bond Index Funds. The Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Bond Index Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Bond Index Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BOND INDEX FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

69

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q3140 022020

Annual Report | December 31, 2019 Vanguard Total Bond Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, returns for Vanguard Total Bond Market Index Fund ranged from 8.61% for Investor Shares to 8.76% for Institutional Select Shares. The fund performed in line with the 8.87% return of its benchmark index after taking the costs of running the fund into account.

•   The year was marked by concerns about slowing global growth, escalations in trade disputes, flare-ups in geopolitical tensions, and uncertainty over the United Kingdom’s exit from the European Union. The more challenging outlook prompted the Federal Reserve to cut interest rates three times in 2019; other major central banks adopted more accommodative monetary policies as well. Corporate earnings generally proved more resilient than expected and corporate defaults remained low, which contributed to a significant narrowing of the average yield spread for corporate bonds versus U.S. Treasuries.

•   Treasuries returned 6.86%. Mortgage-backed securities returned a little less than that, but corporate bonds fared even better, returning 14.54%.

•   By credit quality, lower-rated investment-grade bonds bested higher-rated ones. And by maturity, longer-dated bonds significantly outperformed.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,024.04	$0.77
ETF Shares	1,000.00	1,024.54	0.18
Admiral™ Shares	1,000.00	1,024.55	0.26
Institutional Shares	1,000.00	1,024.63	0.18
Institutional Plus Shares	1,000.00	1,024.65	0.15
Institutional Select Shares	1,000.00	1,024.76	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.03	0.18
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.03	0.18
Institutional Plus Shares	1,000.00	1,025.05	0.15
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.035% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Investor Shares	8.61%	2.90%	3.57%	$14,202
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	8.71%	3.00%	3.68%	$14,348
Total Bond Market Index Fund ETF Shares Market Price	8.82%	3.01%	3.66%	14,327
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

See Financial Highlights for dividend and capital gains information.

5

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Admiral Shares	8.71%	3.00%	3.68%	$14,355
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Shares	8.73%	3.01%	3.70%	$7,190,294
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	7,242,955

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Plus Shares	8.74%	3.02%	3.71%	$143,989,737
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	144,859,100

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the periods ended December 31, 2019, the returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

		Since	Final Value
	One	Inception	of a $3,000,000,000
	Year	(6/24/2016)	Investment
Total Bond Market Index Fund Institutional Select Shares	8.76%	2.80%	$3,306,204,300
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	2.85	3,312,389,400

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

6

Total Bond Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2009, Through December 31, 2019

	One	Five	Ten
	Year	Years	Years
Total Bond Market Index Fund ETF Shares Market Price	8.82%	16.01%	43.27%
Total Bond Market Index Fund ETF Shares Net Asset Value	8.71	15.94	43.48
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	16.35	44.86

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

7

Total Bond Market Index Fund

Sector Diversification

As of December 31, 2019

Asset-Backed	0.4%
Commercial Mortgage-Backed	2.2
Finance	8.5
Foreign	4.1
Government Mortgage-Backed	22.3
Industrial	16.5
Treasury/Agency	43.3
Utilities	2.0
Other	0.7

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

8

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2019

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,106,787	0.4%
United States Treasury Note/Bond	1.625%	5/15/26	1,024,825	1,013,459	0.4%
United States Treasury Note/Bond	2.875%	8/15/28	940,238	1,013,257	0.4%
United States Treasury Note/Bond	2.125%	5/15/25	975,222	994,424	0.4%
United States Treasury Note/Bond	1.750%	5/31/22	982,325	985,852	0.4%
United States Treasury Note/Bond	2.125%	3/31/24	962,029	979,461	0.4%
United States Treasury Note/Bond	1.500%	11/30/24	980,256	971,836	0.4%
United States Treasury Note/Bond	1.750%	2/28/22	964,382	967,545	0.4%
United States Treasury Note/Bond	3.125%	11/15/28	866,900	953,053	0.4%
United States Treasury Note/Bond	2.375%	3/15/22	878,400	893,227	0.4%
United States Treasury Note/Bond	1.375%	10/15/22	862,560	856,902	0.3%
United States Treasury Note/Bond	2.250%	11/15/27	813,084	835,696	0.3%
United States Treasury Note/Bond	2.125%	12/31/22	807,125	818,982	0.3%
United States Treasury Note/Bond	2.375%	5/15/29	787,767	818,789	0.3%
United States Treasury Note/Bond	2.875%	5/15/28	755,131	812,710	0.3%
United States Treasury Note/Bond	1.625%	11/15/22	808,480	808,731	0.3%
United States Treasury Note/Bond	1.625%	8/15/29	829,659	808,137	0.3%
United States Treasury Note/Bond	2.500%	1/31/24	778,645	803,951	0.3%
United States Treasury Note/Bond	2.250%	4/15/22	783,400	794,665	0.3%
United States Treasury Note/Bond	2.500%	5/15/46	776,992	793,379	0.3%
United States Treasury Note/Bond	2.875%	11/15/21	771,193	789,270	0.3%
United States Treasury Note/Bond	2.875%	5/15/49	710,393	783,322	0.3%
United States Treasury Note/Bond	2.250%	2/15/27	748,740	769,098	0.3%
United States Treasury Note/Bond	1.625%	2/15/26	776,005	768,245	0.3%
United States Treasury Note/Bond	1.750%	5/15/23	763,728	766,233	0.3%
United States Treasury Note/Bond	2.250%	11/15/25	742,427	762,034	0.3%
United States Treasury Note/Bond	2.750%	8/15/21	741,294	754,615	0.3%
United States Treasury Note/Bond	1.500%	8/15/22	755,098	753,090	0.3%
United States Treasury Note/Bond	3.000%	2/15/48	667,611	750,435	0.3%
United States Treasury Note/Bond	1.250%	3/31/21	751,288	747,764	0.3%

9

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	738,828	0.3%
	United States Treasury Note/Bond	1.375%	5/31/21	725,253	722,874	0.3%
	United States Treasury Note/Bond	2.875%	11/15/46	656,620	720,332	0.3%
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	711,409	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	672,918	695,838	0.3%
	United States Treasury Note/Bond	2.750%	11/15/42	648,150	691,900	0.3%
	United States Treasury Note/Bond	1.625%	12/15/22	689,585	689,909	0.3%
	United States Treasury Note/Bond	2.000%	8/15/25	680,570	689,288	0.3%
	United States Treasury Note/Bond	3.625%	2/15/44	554,922	682,382	0.3%
	United States Treasury Note/Bond	2.250%	4/30/24	666,576	682,201	0.3%
	United States Treasury Note/Bond	2.000%	11/30/22	665,725	672,795	0.3%
	United States Treasury Note/Bond	1.750%	6/15/22	668,810	671,211	0.3%
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	650,988	0.3%
	United States Treasury Note/Bond	2.750%	8/31/23	625,966	650,122	0.3%
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	642,448	0.3%
	United States Treasury Note/Bond	1.750%	11/15/29	648,146	638,320	0.3%
	United States Treasury Note/Bond	2.500%	2/15/22	626,278	638,021	0.3%
	United States Treasury Note/Bond	2.125%	5/15/22	630,008	637,587	0.2%
1	United States Treasury Note/Bond	1.125%–8.750%	2/15/20–11/15/49	63,738,384	66,496,972	26.7%
					104,398,374	42.0%
Agency Bonds and Notes
2	Federal Home Loan Mortgage Corp.	1.125%–6.750%	2/16/21–7/15/32	477,313	542,822	0.2%
2	Federal National Mortgage Assn.	1.250%–7.250%	2/26/21–7/15/37	1,037,308	1,098,096	0.4%
	Agency Bonds and Notes—Other †				1,192,118	0.5%
					2,833,036	1.1%
Conventional Mortgage-Backed Securities
2,3,4	Fannie Mae Pool	2.000%–9.500%	1/1/20–2/1/50	21,334,483	22,258,800	9.0%
2,3	Freddie Mac Gold Pool	2.000%–10.000%	1/1/20–2/1/49	11,144,276	11,656,384	4.7%
2,3	Freddie Mac Pool	4.000%–4.500%	1/1/49–5/1/49	125,908	133,421	0.0%
3,4	Ginnie Mae I Pool	3.000%–10.500%	3/15/20–12/1/49	1,047,049	1,117,841	0.4%
3,4	Ginnie Mae II Pool	3.000%	1/1/50	874,375	898,009	0.4%
3,4	Ginnie Mae II Pool	2.500%–8.500%	12/20/20–1/1/50	14,339,539	14,967,582	6.0%
2,3	UMBS Pool	2.500%–4.000%	11/1/33–11/1/34	47,481	48,227	0.0%
2,3	UMBS Pool	2.000%–5.000%	4/1/29–1/1/50	3,269,153	3,382,134	1.4%
2,3,4	UMBS TBA	3.000%	1/1/50	634,725	643,649	0.3%
2,3,4	UMBS TBA	2.000%–4.500%	7/1/34–1/1/50	337,950	342,845	0.1%
					55,448,892	22.3%
Nonconventional Mortgage-Backed Securities
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.034%	12/1/41	1,046	1,078	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,331	1,368	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.353%	4.441%	1/1/35	71	74	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.811%	10/1/37	575	592	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.460%	4.572%	2/1/37	2	2	0.0%

10

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.082%	7/1/36	288	300	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.443%	9/1/43	600	600	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.564%	10/1/34	5	5	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.272%	7/1/43	6,104	6,119	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.607%	3.607%	11/1/33	125	133	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.609%	3.642%	12/1/33	233	246	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.615%	4.643%	4/1/37	50	53	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	500	509	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	648	688	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	109	112	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.633%	4.633%	1/1/35	1	1	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	68	71	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.643%	4.476%	1/1/37	217	231	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.283%	7/1/35	390	410	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%–4.722%	4/1/36–9/1/40	537	564	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	39	41	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.679%	3.992%	1/1/42	985	1,017	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	688	710	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.498%	6/1/42	1,474	1,536	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.706%–4.622%	10/1/39–9/1/42	2,519	2,629	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	188	196	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.161%	8/1/40	419	440	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.364%	12/1/40	437	460	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.965%	10/1/42	1,099	1,164	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	275	291	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.711%	4.056%	4/1/36	60	62	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.956%	9/1/34	285	293	0.0%

11

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.734%	3.997%	11/1/39	627	655	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.506%	7/1/41	1,640	1,732	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.778%	5/1/35	229	240	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.213%–4.875%	2/1/36–10/1/40	575	609	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.767%	4.648%	6/1/41	262	277	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.709%	5/1/42	155	161	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.774%	4.683%	4/1/37	66	71	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	271	285	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.391%	8/1/42	2,312	2,309	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.839%	3/1/42	971	1,023	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.358%	3/1/42	431	463	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.943%	12/1/39	538	560	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.773%	11/1/41	1,070	1,140	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%–4.810%	9/1/33–12/1/40	2,048	2,156	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.978%–4.435%	11/1/41–1/1/42	1,473	1,552	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%–4.940%	11/1/40–12/1/41	2,708	2,857	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.819%	4.759%	3/1/41	994	1,046	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.168%	12/1/40	314	329	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.310%	9/1/40	1,171	1,234	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.902%	2/1/41	503	507	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	719	766	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	289	296	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%–4.580%	4/1/41–6/1/41	1,822	1,871	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.723%	1/1/40	655	681	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	483	510	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	240	248	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.406%	11/1/34	380	405	0.0%

12

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.884%	3.899%	10/1/37	54	57	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	326	343	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	80	80	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.965%	5.009%	4/1/37	22	23	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 1.989%	4.632%	1/1/37	33	35	0.0%
2,3,5	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.667%	10/1/36	222	238	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.155%	4.780%	12/1/37	637	658	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.185%	4.721%	5/1/36	45	48	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.189%	3.939%	12/1/35	3	4	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.190%	4.450%	12/1/36	10	10	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.238%	4.613%	7/1/38	223	236	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.268%	4.268%–4.893%	5/1/33–12/1/35	214	226	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.275%	4.025%	11/1/32	8	9	0.0%
2,3,5	Fannie Mae Pool,1Y CMT + 2.313%	4.845%	1/1/35	228	243	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.206%	4/1/37	808	835	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.413%	3.691%	7/1/34	135	143	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.476%	2.242%	3/1/43	4,288	4,290	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.530%	3.662%	12/1/43	1,057	1,126	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.582%	2.743%	6/1/43	2,822	2,838	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.339%	8/1/39	1,192	1,222	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.657%	4.260%	10/1/42	937	943	0.0%
2,3,5	Fannie Mae Pool, 6M USDLIBOR + 1.700%	4.531%	7/1/37	292	311	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.710%	3.371%	9/1/43	2,542	2,602	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.723%	4.720%	5/1/42	2,052	2,143	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.789%	4.572%	7/1/42	740	797	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	561	589	0.0%
2,3,5	Fannie Mae Pool, 6M USD LIBOR + 1.851%	4.434%	2/1/42	1,337	1,431	0.0%

13

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 0.985%	3.235%	10/1/37	53	54	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.245%	4.098%	8/1/37	51	51	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.550%	4.675%	4/1/37	1	1	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.564%	4.420%	3/1/37	79	81	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.570%	4.695%	3/1/37	31	32	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.588%	3.921%	9/1/37	290	296	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.625%	4.625%	1/1/38	80	85	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR +1.640%	3.807%–4.515%	12/1/36–11/1/43	1,013	1,048	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.660%	3.711%	10/1/37	535	557	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.695%	4.767%	2/1/37	190	202	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.727%	4.738%	1/1/35	60	64	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.743%	3.865%	12/1/36	427	439	0.0%
2,3,5	Freddie Mac Non Gold Pool,12M USD LIBOR + 1.745%	4.713%	12/1/40	1,109	1,151	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%–4.799%	4/1/33–5/1/38	78	81	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%–4.765%	4/1/35–12/1/36	152	163	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	3.925%	12/1/34	7	7	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.977%	3/1/36	4	4	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	3.871%	12/1/34	300	305	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.529%–4.761%	5/1/33–6/1/37	625	666	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.833%	4.190%	3/1/42	796	840	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.834%	4.220%	12/1/35	369	389	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	71	75	0.0%

14

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.842%	4.466%	6/1/41	43	45	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.851%	4.716%	1/1/37	258	273	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.864%	4.595%	2/1/42	296	311	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.865%	4.348%	8/1/37	231	240	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.870%	4.038%	12/1/39	157	166	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.005%–5.005%	5/1/40–6/1/41	2,869	2,993	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	224	229	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.956%	2/1/42	584	586	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	745	784	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.846%–4.705%	6/1/40–11/1/40	1,078	1,114	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.825%–5.035%	1/1/41–2/1/41	1,092	1,159	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.783%	5/1/37	943	975	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +1.995%	5.120%	3/1/37	414	439	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +2.000%	4.750%	7/1/35	64	67	0.0%
2,3,5	Freddie Mac Non Gold Pool, 12M USD LIBOR +2.085%	5.210%	3/1/38	76	80	0.0%
2,3,5	Freddie Mac Non Gold Pool, 1Y CMT + 2.125%	4.625%	6/1/35	2	2	0.0%
2,3,5	Freddie Mac Non Gold Pool, 1Y CMT +2.250%	4.006%–4.991%	6/1/34–11/1/36	1,578	1,650	0.0%
2,3,5	Freddie Mac Non Gold Pool, 1Y CMT + 2.273%	4.773%	6/1/36	8	8	0.0%
2,3,5	Freddie Mac Non Gold Pool, 1Y CMT + 2.315%	4.315%	12/1/34	25	26	0.0%

15

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
2,3,5	Freddie Mac Non Gold Pool,1Y CMT + 2.409%	4.159%–4.964%	11/1/33–10/1/36	507	538	0.0%
2,3,5	Freddie Mac Non Gold Pool,1Y CMT + 2.549%	5.173%	3/1/37	91	91	0.0%
2,3,5	Freddie Mac Non Gold Pool,6M USD LIBOR +1.355%	3.438%–3.548%	5/1/37–6/1/37	344	352	0.0%
2,3,5	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.859%	3/1/37	126	131	0.0%
2,3,5	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.982%	1/1/37	660	694	0.0%
3,5	Ginnie Mae II Pool,1Y CMT + 1.500%	3.250%–4.125%	6/20/29–1/20/44	22,890	23,589	0.1%
3,5	Ginnie Mae II Pool,1Y CMT + 2.000%	4.375%–4.625%	11/20/40–5/20/41	571	587	0.0%
					111,178	0.1%

Total U.S. Government and Agency Obligations (Cost $158,880,382)		162,791,480	65.5%
[6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,341,423) †		6,498,454	2.6%
Corporate Bonds
Finance
6	Banking †	14,824,628	6.0%
6	Brokerage †	597,322	0.2%
	Finance Companies †	536,108	0.2%
	Insurance †	2,960,585	1.2%
	Other Finance †	19,088	0.0%
	Real Estate Investment Trusts †	1,815,605	0.7%
		20,753,336	8.3%
Industrial
6	Basic Industry †	2,023,115	0.8%
6	Capital Goods †	3,458,687	1.4%
6	Communication †	5,919,667	2.4%
6	Consumer Cyclical †	4,725,014	1.9%
6	Consumer Noncyclical †	10,928,897	4.4%
6	Energy †	6,072,233	2.4%
6	Other Industrial †	278,960	0.1%
6	Technology †	5,572,239	2.2%
6	Transportation †	1,680,177	0.7%
		40,658,989	16.3%
Utilities
	Electric †	4,412,830	1.8%
	Natural Gas †	375,666	0.2%
	Other Utility †	93,436	0.0%
		4,881,932	2.0%
Total Corporate Bonds (Cost $62,029,801)		66,294,257	26.6%
[6]Sovereign Bonds (Cost $9,621,564) †		10,031,009	4.0%
Taxable Municipal Bonds (Cost $1,408,682) †		1,644,739	0.7%

16

Total Bond Market Index Fund

				Market	Percentage
				Value•	of Net
		Coupon	Shares	($000)	Assets
Temporary Cash Investment
Money Market Fund
7	Vanguard Market Liquidity Fund (Cost $4,826,526)	1.816%	48,263,387	4,826,822	2.0%
Total Investments (Cost $243,108,378)				252,086,761	101.4%

				Amount
				($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard				11,124
Receivables for Investment Securities Sold				966,453
Receivables for Accrued Income				1,508,183
Receivables for Capital Shares Issued				424,071
Other Assets				9,171
Total Other Assets				2,919,002	1.2%
Liabilities
Payables for Investment Securities Purchased				(5,896,607)
Payables for Capital Shares Redeemed				(375,992)
Payables for Distributions				(29,881)
Payables to Vanguard				(46,064)
Total Liabilities				(6,348,544)	(2.6%)
Net Assets				248,657,219	100.0%

At December 31, 2019, net assets consisted of:
					Amount
					($000)
Paid-in Capital					240,039,575
Total Distributable Earnings (Loss)					8,617,644
Net Assets					248,657,219

Investor Shares—Net Assets
Applicable to 139,916,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					1,545,925
Net Asset Value Per Share—Investor Shares					$11.05

ETF Shares—Net Assets
Applicable to 578,823,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					48,455,911
Net Asset Value Per Share—ETF Shares					$83.71

Admiral Shares—Net Assets
Applicable to 9,693,309,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					107,098,024
Net Asset Value Per Share—Admiral Shares					$11.05

17

Total Bond Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,297,106,133 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,477,314
Net Asset Value Per Share—Institutional Shares	$11.05

Institutional Plus Shares—Net Assets
Applicable to 2,143,185,368 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,679,111
Net Asset Value Per Share—Institutional Plus Shares	$11.05

Institutional Select Shares—Net Assets
Applicable to 1,846,468,789 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,400,934
Net Asset Value Per Share—Institutional Select Shares	$11.05

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1	Securities with a value of $374,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $2,147,924,000, representing 0.9% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

LIBOR—London Interbank Offered Rate.

TBA—To Be Announced.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	6,433,898
Total Income	6,433,898
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,774
Management and Administrative—Investor Shares	3,892
Management and Administrative—ETF Shares	10,446
Management and Administrative—Admiral Shares	39,517
Management and Administrative—Institutional Shares	12,189
Management and Administrative—Institutional Plus Shares	5,430
Management and Administrative—Institutional Select Shares	1,105
Marketing and Distribution—Investor Shares	334
Marketing and Distribution—ETF Shares	1,749
Marketing and Distribution—Admiral Shares	5,756
Marketing and Distribution—Institutional Shares	1,554
Marketing and Distribution—Institutional Plus Shares	345
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	617
Auditing Fees	58
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—ETF Shares	902
Shareholders’ Reports—Admiral Shares	685
Shareholders’ Reports—Institutional Shares	299
Shareholders’ Reports—Institutional Plus Shares	66
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	114
Total Expenses	92,857
Expenses Paid Indirectly	(433)
Net Expenses	92,424
Net Investment Income	6,341,474
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	312,226
Futures Contracts	90
Realized Net Gain (Loss)	312,316
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	11,925,643
Net Increase (Decrease) in Net Assets Resulting from Operations	18,579,433

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $81,551,000, ($256,000), and $140,000, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $46,487,000 of net gain (loss) resulting from in-kind redemptions, such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,341,474	5,527,101
Realized Net Gain (Loss)	312,316	(601,872)
Change in Unrealized Appreciation (Depreciation)	11,925,643	(4,895,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,579,433	30,038
Distributions
Net Investment Income
Investor Shares	(79,531)	(125,655)
ETF Shares	(1,164,386)	(1,016,260)
Admiral Shares	(2,749,165)	(2,345,887)
Institutional Shares	(1,248,249)	(1,112,166)
Institutional Plus Shares	(618,238)	(548,458)
Institutional Select Shares	(485,541)	(378,061)
Realized Capital Gain[1]
Investor Shares	—	(1,185)
ETF Shares	—	(8,845)
Admiral Shares	—	(19,982)
Institutional Shares	—	(9,396)
Institutional Plus Shares	—	(4,829)
Institutional Select Shares	—	(3,066)
Total Distributions	(6,345,110)	(5,573,790)
Capital Share Transactions
Investor Shares	(2,888,656)	(767,351)
ETF Shares	9,751,333	334,647
Admiral Shares	13,466,314	7,770,849
Institutional Shares	4,332,735	2,739,331
Institutional Plus Shares	3,077,058	473,626
Institutional Select Shares	4,677,528	3,127,416
Net Increase (Decrease) from Capital Share Transactions	32,416,312	13,678,518
Total Increase (Decrease)	44,650,635	8,134,766
Net Assets
Beginning of Period	204,006,584	195,871,818
End of Period	248,657,219	204,006,584

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.294[1]	.279[1]	.260[1]	.254	.253
Net Realized and Unrealized Gain (Loss) on Investments	.597	(.296)	.105	.015	(.219)
Total from Investment Operations	.891	(.017)	.365	.269	.034
Distributions
Dividends from Net Investment Income	(.291)	(.280)	(.260)	(.254)	(.254)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.291)	(.283)	(.265)	(.259)	(.264)
Net Asset Value, End of Period	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return[2]	8.61%	-0.13%	3.45%	2.50%	0.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,546	$4,250	$5,166	$5,969	$6,434
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.68%	2.42%	2.30%	2.34%
Portfolio Turnover Rate[3,4]	31%	54%	55%	61%	84%

1	Calculated based on average shares outstanding
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$79.16	$81.46	$80.64	$80.58	$82.33
Investment Operations
Net Investment Income	2.295[1]	2.209[1]	2.053[1]	1.995	2.000
Net Realized and Unrealized Gain (Loss) on Investments	4.535	(2.280)	.842	.096	(1.671)
Total from Investment Operations	6.830	(.071)	2.895	2.091	.329
Distributions
Dividends from Net Investment Income	(2.280)	(2.210)	(2.038)	(1.995)	(2.001)
Distributions from Realized Capital Gains	—	(.019)	(.037)	(.036)	(.078)
Total Distributions	(2.280)	(2.229)	(2.075)	(2.031)	(2.079)
Net Asset Value, End of Period	$83.71	$79.16	$81.46	$80.64	$80.58

Total Return	8.71%	-0.04%	3.62%	2.57%	0.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,456	$36,528	$37,247	$31,445	$27,279
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.79%	2.52%	2.40%	2.44%
Portfolio Turnover Rate[2,3]	31%	54%	55%	61%	84%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.301[1]	.290[1]	.271[1]	.265	.263
Net Realized and Unrealized Gain (Loss) on Investments	.601	(.297)	.105	.015	(.219)
Total from Investment Operations	.902	(.007)	.376	.280	.044
Distributions
Dividends from Net Investment Income	(.302)	(.290)	(.271)	(.265)	(.264)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.302)	(.293)	(.276)	(.270)	(.274)
Net Asset Value, End of Period	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return[2]	8.71%	-0.03%	3.56%	2.60%	0.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,098	$88,281	$82,839	$72,592	$60,783
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.78%	2.52%	2.40%	2.44%
Portfolio Turnover Rate[3,4]	31%	54%	55%	61%	84%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.303[1]	.292[1]	.272[1]	.266	.265
Net Realized and Unrealized Gain (Loss) on Investments	.601	(.297)	.105	.015	(.219)
Total from Investment Operations	.904	(.005)	.377	.281	.046
Distributions
Dividends from Net Investment Income	(.304)	(.292)	(.272)	(.266)	(.266)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.304)	(.295)	(.277)	(.271)	(.276)
Net Asset Value, End of Period	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return	8.73%	-0.01%	3.57%	2.61%	0.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47,477	$40,728	$39,101	$34,167	$29,095
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.79%	2.53%	2.41%	2.45%
Portfolio Turnover Rate[2,3]	31%	54%	55%	61%	84%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
3	Includes 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$10.64	$10.87
Investment Operations
Net Investment Income	.304[1]	.292[1]	.273[1]	.267	.266
Net Realized and Unrealized Gain (Loss) on Investments	.600	(.297)	.105	.015	(.219)
Total from Investment Operations	.904	(.005)	.378	.282	.047
Distributions
Dividends from Net Investment Income	(.304)	(.292)	(.273)	(.267)	(.267)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)	(.010)
Total Distributions	(.304)	(.295)	(.278)	(.272)	(.277)
Net Asset Value, End of Period	$11.05	$10.45	$10.75	$10.65	$10.64

Total Return	8.74%	-0.01%	3.58%	2.62%	0.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,679	$19,399	$19,488	$22,203	$24,287
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.80%	2.54%	2.42%	2.46%
Portfolio Turnover Rate[2,3]	31%	54%	55%	61%	84%

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3	Includes 10%, 13%, 15%, 23%, and 45% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares

				June 24,
				2016[1] to
For a Share Outstanding	Year Ended December 31,			Dec. 31,
Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.45	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.306[2]	.295[2]	.275[2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	.600	(.298)	.105	(.375)
Total from Investment Operations	.906	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.306)	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	—	(.003)	(.005)	(.005)
Total Distributions	(.306)	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$11.05	$10.45	$10.75	$10.65

Total Return	8.76%	0.01%	3.60%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,401	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.81%	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	31%	54%	55%	61%[6]

1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 10%, 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.
6	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts each represented 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2019.

27

Total Bond Market Index Fund

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2019, counterparties had deposited in segregated accounts securities with a value of $331,000 and cash of $560,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

28

Total Bond Market Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $11,124,000, representing less than 0.01% of the fund’s net assets and 4.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

29

Total Bond Market Index Fund

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $433,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	162,791,480	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,498,454	—
Corporate Bonds	—	66,291,454	—
Sovereign Bonds	—	10,031,009	—
Taxable Municipal Bonds	—	1,647,542	—
Temporary Cash Investments	4,826,822	—	—
Total	4,826,822	247,259,939	—

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	46,487
Total Distributable Earnings (Loss)	(46,487)

30

Total Bond Market Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	31,487
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(351,260)
Net Unrealized Gains (Losses)	8,978,358

*	The fund used capital loss carryforwards of $265,853,000 to offset taxable capital gains realized during the year ended December 31, 2019.

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	243,108,403
Gross Unrealized Appreciation	9,483,363
Gross Unrealized Depreciation	(505,005)
Net Unrealized Appreciation (Depreciation)	8,978,358

F.  During the year ended December 31, 2019, the fund purchased $21,676,646,000 of investment securities and sold $13,661,212,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $81,702,472,000 and $57,029,523,000, respectively. Total purchases and sales include $9,805,063,000 and $933,513,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

31

Total Bond Market Index Fund

G.  Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	314,902	29,205	1,067,996	102,197
Issued in Lieu of Cash Distributions	72,635	6,735	119,200	11,430
Redeemed[1]	(3,276,193)	(302,720)	(1,954,547)	(187,286)
Net Increase (Decrease)—Investor Shares	(2,888,656)	(266,780)	(767,351)	(73,659)
ETF Shares
Issued	10,954,123	132,000	3,435,257	43,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,202,790)	(14,600)	(3,100,610)	(39,200)
Net Increase (Decrease)—ETF Shares	9,751,333	117,400	334,647	4,200
Admiral Shares
Issued[1]	28,133,518	2,599,563	23,230,538	2,226,910
Issued in Lieu of Cash Distributions	2,478,605	227,640	2,114,291	202,860
Redeemed	(17,145,809)	(1,581,483)	(17,573,980)	(1,685,319)
Net Increase (Decrease)—Admiral Shares	13,466,314	1,245,720	7,770,849	744,451
Institutional Shares
Issued	12,742,108	1,173,938	11,573,400	1,107,501
Issued in Lieu of Cash Distributions	1,175,382	107,971	1,048,850	100,635
Redeemed	(9,584,755)	(882,050)	(9,882,919)	(946,888)
Net Increase (Decrease)—Institutional Shares	4,332,735	399,859	2,739,331	261,248
Institutional Plus Shares
Issued	7,083,423	653,802	7,772,402	743,515
Issued in Lieu of Cash Distributions	581,981	53,455	518,422	49,738
Redeemed	(4,588,346)	(420,358)	(7,817,198)	(749,166)
Net Increase (Decrease)—Institutional Plus Shares	3,077,058	286,899	473,626	44,087
Institutional Select Shares
Issued	4,809,687	441,094	3,894,421	373,051
Issued in Lieu of Cash Distributions	485,541	44,575	381,127	36,580
Redeemed	(617,700)	(57,430)	(1,148,132)	(110,160)
Net Increase (Decrease)—Institutional Select Shares	4,677,528	428,239	3,127,416	299,471

1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 250,589,000 and 250,589,000 shares, respectively, in the amount of $2,708,595,000 from the conversion during the year ended December 31, 2019.

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

33

Special 2019 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 87.2% of income dividends are interest-related dividends.

34

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market Index Fund or the owners of the Total Bond Market Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market Index Fund. Investors acquire the Total Bond Market Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market Index Fund. The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q840 022020

Annual Report | December 31, 2019 Vanguard Total Bond Market II Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

Performance Summary	5

Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

Your Fund’s Performance at a Glance

•     For the 12 months ended December 31, 2019, Vanguard Total Bond Market II Index Fund returned 8.62% for Investor Shares and 8.69% for Institutional Shares. The fund performed in line with the 8.87% return of its benchmark index after taking the costs of running the fund into account.

•     The year was marked by concerns about slowing global growth, escalations in trade disputes, flare-ups in geopolitical tensions, and uncertainty over the United Kingdom’s exit from the European Union. The more challenging outlook prompted the Federal Reserve to cut interest rates three times in 2019; other major central banks adopted more accommodative monetary policies as well. Corporate earnings generally proved more resilient than expected and corporate defaults remained low, which contributed to a significant narrowing of the average yield spread for corporate bonds versus U.S. Treasuries.

•     Treasuries, which account for over 40% of the portfolio’s assets, returned 6.86%. Mortgage-backed securities returned a little less than that, while corporate bonds fared even better, returning 14.54%.

•     By credit quality, lower-rated investment-grade bonds bested higher-rated ones. And by maturity, longer-dated bonds significantly outperformed.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,024.49	$0.46
Institutional Shares	1,000.00	1,024.85	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market II Index Fund Investor Shares	8.62%	2.93%	3.59%	$14,230
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	14,486

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market II Index Fund Institutional Shares	8.69%	3.00%	3.66%	$7,161,932
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	8.87	3.07	3.78	7,242,955

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Sector Diversification

As of December 31, 2019

Asset-Backed	0.4%
Commercial Mortgage-Backed	2.0
Finance	8.3
Foreign	4.1
Government Mortgage-Backed	22.0
Industrial	16.1
Treasury/Agency	44.6
Utilities	1.9
Other	0.6

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total Bond Market II Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (66.6%)
U.S. Government Securities (43.3%)
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,056
United States Treasury Note/Bond	8.750%	8/15/20	15,755	16,422
United States Treasury Note/Bond	2.000%	9/30/20	2	2
United States Treasury Note/Bond	1.375%	10/31/20	3	3
United States Treasury Note/Bond	1.750%	10/31/20	2	2
United States Treasury Note/Bond	2.000%	11/30/20	163,375	163,885
United States Treasury Note/Bond	2.750%	11/30/20	2	2
United States Treasury Note/Bond	1.875%	12/15/20	708,440	709,992
United States Treasury Note/Bond	1.750%	12/31/20	200,000	200,188
United States Treasury Note/Bond	2.375%	12/31/20	194,345	195,711
United States Treasury Note/Bond	2.500%	12/31/20	573,205	577,859
United States Treasury Note/Bond	2.000%	1/15/21	483,080	484,814
United States Treasury Note/Bond	1.375%	1/31/21	400,353	399,164
United States Treasury Note/Bond	2.125%	1/31/21	169,525	170,373
United States Treasury Note/Bond	2.500%	1/31/21	411,665	415,395
United States Treasury Note/Bond	2.250%	2/15/21	511,532	514,888
United States Treasury Note/Bond	3.625%	2/15/21	277,415	283,440
United States Treasury Note/Bond	1.125%	2/28/21	195,148	193,989
United States Treasury Note/Bond	2.000%	2/28/21	340,741	342,179
United States Treasury Note/Bond	2.500%	2/28/21	176,125	177,858
United States Treasury Note/Bond	2.375%	3/15/21	27,761	27,995
United States Treasury Note/Bond	1.250%	3/31/21	236,387	235,278
United States Treasury Note/Bond	2.250%	3/31/21	287,264	289,419
United States Treasury Note/Bond	2.375%	4/15/21	318,258	321,291
United States Treasury Note/Bond	1.375%	4/30/21	117,322	116,956
United States Treasury Note/Bond	2.250%	4/30/21	75,747	76,374
United States Treasury Note/Bond	2.625%	5/15/21	332,092	336,605
United States Treasury Note/Bond	3.125%	5/15/21	100,610	102,638
United States Treasury Note/Bond	2.000%	5/31/21	87,899	88,366
United States Treasury Note/Bond	2.125%	5/31/21	447,608	450,755
United States Treasury Note/Bond	2.625%	6/15/21	226,450	229,706
United States Treasury Note/Bond	1.625%	6/30/21	459,563	459,637
United States Treasury Note/Bond	2.125%	6/30/21	299,510	301,804
United States Treasury Note/Bond	2.625%	7/15/21	273,625	277,814
United States Treasury Note/Bond	1.125%	7/31/21	231,305	229,533
United States Treasury Note/Bond	1.750%	7/31/21	422,112	423,036
United States Treasury Note/Bond	2.250%	7/31/21	109,725	110,805
United States Treasury Note/Bond	2.125%	8/15/21	224,628	226,452
United States Treasury Note/Bond	2.750%	8/15/21	375,798	382,551
United States Treasury Note/Bond	8.125%	8/15/21	34,550	38,118

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.125%	8/31/21	224,994	223,201
United States Treasury Note/Bond	1.500%	8/31/21	97,298	97,131
United States Treasury Note/Bond	2.000%	8/31/21	241,675	243,224
United States Treasury Note/Bond	2.750%	9/15/21	186,200	189,749
United States Treasury Note/Bond	1.125%	9/30/21	6,848	6,791
United States Treasury Note/Bond	1.500%	9/30/21	87,869	87,718
United States Treasury Note/Bond	2.125%	9/30/21	293,750	296,320
United States Treasury Note/Bond	2.875%	10/15/21	308,441	315,285
United States Treasury Note/Bond	1.250%	10/31/21	400,342	397,840
United States Treasury Note/Bond	1.500%	10/31/21	489,587	488,823
United States Treasury Note/Bond	2.000%	10/31/21	275,870	277,854
United States Treasury Note/Bond	2.000%	11/15/21	281,541	283,697
United States Treasury Note/Bond	2.875%	11/15/21	345,139	353,229
United States Treasury Note/Bond	1.500%	11/30/21	13,553	13,532
United States Treasury Note/Bond	1.750%	11/30/21	420,296	421,477
United States Treasury Note/Bond	1.875%	11/30/21	100,425	100,974
United States Treasury Note/Bond	2.625%	12/15/21	872,994	890,044
United States Treasury Note/Bond	1.625%	12/31/21	160,900	161,075
United States Treasury Note/Bond	2.000%	12/31/21	221,840	223,573
United States Treasury Note/Bond	2.125%	12/31/21	116,875	118,062
United States Treasury Note/Bond	2.500%	1/15/22	823,356	837,896
United States Treasury Note/Bond	1.500%	1/31/22	324,393	323,835
United States Treasury Note/Bond	1.875%	1/31/22	323,028	324,843
United States Treasury Note/Bond	2.000%	2/15/22	39,412	39,726
United States Treasury Note/Bond	2.500%	2/15/22	1,040,133	1,059,636
United States Treasury Note/Bond	1.750%	2/28/22	235,777	236,550
United States Treasury Note/Bond	1.875%	2/28/22	304,490	306,299
United States Treasury Note/Bond	2.375%	3/15/22	991,706	1,008,446
United States Treasury Note/Bond	1.750%	3/31/22	202,337	203,033
United States Treasury Note/Bond	1.875%	3/31/22	345,708	347,813
United States Treasury Note/Bond	2.250%	4/15/22	983,190	997,328
United States Treasury Note/Bond	1.750%	4/30/22	193,091	193,755
United States Treasury Note/Bond	1.875%	4/30/22	212,589	213,918
United States Treasury Note/Bond	1.750%	5/15/22	300,000	300,984
United States Treasury Note/Bond	2.125%	5/15/22	371,910	376,384
United States Treasury Note/Bond	1.750%	5/31/22	67,332	67,574
United States Treasury Note/Bond	1.875%	5/31/22	111,900	112,634
United States Treasury Note/Bond	1.750%	6/15/22	667,504	669,900
United States Treasury Note/Bond	1.750%	6/30/22	367,600	368,979
United States Treasury Note/Bond	2.125%	6/30/22	135,735	137,474
United States Treasury Note/Bond	1.750%	7/15/22	348,260	349,458
United States Treasury Note/Bond	1.875%	7/31/22	269,263	271,029
United States Treasury Note/Bond	2.000%	7/31/22	187,730	189,577
United States Treasury Note/Bond	1.500%	8/15/22	365,753	364,780
United States Treasury Note/Bond	1.625%	8/15/22	259,234	259,356
United States Treasury Note/Bond	7.250%	8/15/22	75	86
United States Treasury Note/Bond	1.625%	8/31/22	341,015	341,121
United States Treasury Note/Bond	1.875%	8/31/22	229,931	231,513
United States Treasury Note/Bond	1.500%	9/15/22	1,053,810	1,050,849
United States Treasury Note/Bond	1.750%	9/30/22	268,153	269,116
United States Treasury Note/Bond	1.875%	9/30/22	334,051	336,453
United States Treasury Note/Bond	1.375%	10/15/22	1,397,361	1,388,194
United States Treasury Note/Bond	1.875%	10/31/22	317,955	320,143
United States Treasury Note/Bond	2.000%	10/31/22	470,049	474,970
United States Treasury Note/Bond	1.625%	11/15/22	726,461	726,686

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	7.625%	11/15/22	150	175
United States Treasury Note/Bond	2.000%	11/30/22	593,275	599,576
United States Treasury Note/Bond	1.625%	12/15/22	1,581,565	1,582,308
United States Treasury Note/Bond	2.125%	12/31/22	496,046	503,333
United States Treasury Note/Bond	1.750%	1/31/23	279,340	280,388
United States Treasury Note/Bond	2.375%	1/31/23	281,440	287,772
United States Treasury Note/Bond	2.000%	2/15/23	325,850	329,464
United States Treasury Note/Bond	1.500%	2/28/23	122,637	122,139
United States Treasury Note/Bond	2.625%	2/28/23	370,434	381,721
United States Treasury Note/Bond	1.500%	3/31/23	100,115	99,709
United States Treasury Note/Bond	2.500%	3/31/23	394,925	405,663
United States Treasury Note/Bond	1.625%	4/30/23	151,271	151,177
United States Treasury Note/Bond	2.750%	4/30/23	153,300	158,785
United States Treasury Note/Bond	1.750%	5/15/23	124,775	125,184
United States Treasury Note/Bond	1.625%	5/31/23	122,505	122,447
United States Treasury Note/Bond	2.750%	5/31/23	65,346	67,715
United States Treasury Note/Bond	1.375%	6/30/23	254,587	252,280
United States Treasury Note/Bond	2.625%	6/30/23	191,146	197,507
United States Treasury Note/Bond	1.250%	7/31/23	133,182	131,309
United States Treasury Note/Bond	2.750%	7/31/23	86,268	89,544
United States Treasury Note/Bond	2.500%	8/15/23	409,285	421,371
United States Treasury Note/Bond	1.375%	8/31/23	344,995	341,652
United States Treasury Note/Bond	1.375%	9/30/23	152,840	151,264
United States Treasury Note/Bond	2.875%	9/30/23	114,482	119,509
United States Treasury Note/Bond	2.875%	10/31/23	114,000	119,076
United States Treasury Note/Bond	2.750%	11/15/23	128,215	133,364
United States Treasury Note/Bond	2.125%	11/30/23	182,625	185,764
United States Treasury Note/Bond	2.875%	11/30/23	197,846	206,810
United States Treasury Note/Bond	2.250%	12/31/23	120,863	123,563
United States Treasury Note/Bond	2.625%	12/31/23	1,475,123	1,529,290
United States Treasury Note/Bond	2.250%	1/31/24	197,225	201,663
United States Treasury Note/Bond	2.500%	1/31/24	686,069	708,366
United States Treasury Note/Bond	2.750%	2/15/24	270,399	281,891
United States Treasury Note/Bond	2.125%	2/29/24	153,000	155,725
United States Treasury Note/Bond	2.375%	2/29/24	298,197	306,490
United States Treasury Note/Bond	2.125%	3/31/24	708,094	720,925
United States Treasury Note/Bond	2.000%	4/30/24	280,940	284,626
United States Treasury Note/Bond	2.250%	4/30/24	134,542	137,696
United States Treasury Note/Bond	2.500%	5/15/24	566,753	586,057
United States Treasury Note/Bond	2.000%	5/31/24	268,571	272,095
United States Treasury Note/Bond	1.750%	6/30/24	355,810	356,700
United States Treasury Note/Bond	2.000%	6/30/24	230,940	233,970
United States Treasury Note/Bond	1.750%	7/31/24	177,500	177,972
United States Treasury Note/Bond	2.125%	7/31/24	195,665	199,334
United States Treasury Note/Bond	2.375%	8/15/24	659,320	678,994
United States Treasury Note/Bond	1.250%	8/31/24	420,133	411,861
United States Treasury Note/Bond	1.875%	8/31/24	243,460	245,400
United States Treasury Note/Bond	1.500%	9/30/24	396,425	392,956
United States Treasury Note/Bond	2.125%	9/30/24	693,720	707,164
United States Treasury Note/Bond	1.500%	10/31/24	584,486	579,372
United States Treasury Note/Bond	2.250%	10/31/24	359,393	368,601
United States Treasury Note/Bond	2.250%	11/15/24	483,372	495,684
United States Treasury Note/Bond	1.500%	11/30/24	1,022,564	1,013,780
United States Treasury Note/Bond	2.125%	11/30/24	641,200	653,825
United States Treasury Note/Bond	1.750%	12/31/24	546,235	547,688

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.250%	12/31/24	289,725	297,284
United States Treasury Note/Bond	2.500%	1/31/25	334,225	347,073
United States Treasury Note/Bond	2.000%	2/15/25	312,509	316,903
United States Treasury Note/Bond	2.750%	2/28/25	333,477	350,464
United States Treasury Note/Bond	2.625%	3/31/25	517,823	541,208
United States Treasury Note/Bond	2.875%	4/30/25	467,029	494,172
United States Treasury Note/Bond	2.125%	5/15/25	436,221	444,810
United States Treasury Note/Bond	2.875%	5/31/25	109,085	115,460
United States Treasury Note/Bond	2.750%	6/30/25	179,285	188,726
United States Treasury Note/Bond	2.875%	7/31/25	233,510	247,448
United States Treasury Note/Bond	2.000%	8/15/25	189,083	191,505
United States Treasury Note/Bond	6.875%	8/15/25	40,840	52,007
United States Treasury Note/Bond	2.750%	8/31/25	186,630	196,604
United States Treasury Note/Bond	3.000%	9/30/25	8,733	9,322
United States Treasury Note/Bond	3.000%	10/31/25	100,900	107,758
United States Treasury Note/Bond	2.250%	11/15/25	434,690	446,170
United States Treasury Note/Bond	2.875%	11/30/25	456,327	484,419
United States Treasury Note/Bond	2.625%	12/31/25	652,375	683,669
United States Treasury Note/Bond	2.625%	1/31/26	666,595	698,672
United States Treasury Note/Bond	1.625%	2/15/26	541,734	536,317
United States Treasury Note/Bond	2.500%	2/28/26	384,057	399,838
United States Treasury Note/Bond	2.250%	3/31/26	467,794	480,368
United States Treasury Note/Bond	2.375%	4/30/26	135,000	139,641
United States Treasury Note/Bond	1.625%	5/15/26	519,378	513,618
United States Treasury Note/Bond	2.125%	5/31/26	378,579	385,855
United States Treasury Note/Bond	1.875%	6/30/26	393,440	394,978
United States Treasury Note/Bond	1.875%	7/31/26	282,000	282,970
United States Treasury Note/Bond	1.500%	8/15/26	634,832	621,939
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,516
United States Treasury Note/Bond	1.375%	8/31/26	550,805	535,316
United States Treasury Note/Bond	1.625%	9/30/26	507,013	500,594
United States Treasury Note/Bond	1.625%	10/31/26	571,480	563,799
United States Treasury Note/Bond	2.000%	11/15/26	366,562	370,455
United States Treasury Note/Bond	6.500%	11/15/26	36,215	47,176
United States Treasury Note/Bond	1.625%	11/30/26	680,570	671,423
United States Treasury Note/Bond	1.750%	12/31/26	381,945	379,798
United States Treasury Note/Bond	2.250%	2/15/27	464,121	476,740
United States Treasury Note/Bond	6.625%	2/15/27	39,650	52,338
United States Treasury Note/Bond	2.375%	5/15/27	43,030	44,597
United States Treasury Note/Bond	2.250%	8/15/27	417,539	429,022
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,055
United States Treasury Note/Bond	2.250%	11/15/27	187,761	192,982
United States Treasury Note/Bond	6.125%	11/15/27	55,808	73,265
United States Treasury Note/Bond	2.750%	2/15/28	552,470	588,723
United States Treasury Note/Bond	2.875%	5/15/28	531,973	572,535
United States Treasury Note/Bond	2.875%	8/15/28	622,152	670,468
United States Treasury Note/Bond	5.500%	8/15/28	45,575	58,628
United States Treasury Note/Bond	3.125%	11/15/28	705,130	775,206
United States Treasury Note/Bond	5.250%	11/15/28	76,342	97,157
United States Treasury Note/Bond	2.625%	2/15/29	451,527	478,479
United States Treasury Note/Bond	5.250%	2/15/29	52,279	66,836
United States Treasury Note/Bond	2.375%	5/15/29	676,096	702,721
United States Treasury Note/Bond	1.625%	8/15/29	860,967	838,634
United States Treasury Note/Bond	6.125%	8/15/29	62,930	86,214

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.750%	11/15/29	961,459	946,883
	United States Treasury Note/Bond	6.250%	5/15/30	139,435	195,993
	United States Treasury Note/Bond	5.375%	2/15/31	240,675	322,880
	United States Treasury Note/Bond	4.500%	2/15/36	251,843	334,047
	United States Treasury Note/Bond	4.750%	2/15/37	103,500	142,410
	United States Treasury Note/Bond	5.000%	5/15/37	97,327	137,763
	United States Treasury Note/Bond	4.375%	2/15/38	83,450	110,989
	United States Treasury Note/Bond	4.500%	5/15/38	88,579	119,692
	United States Treasury Note/Bond	3.500%	2/15/39	117,894	141,307
	United States Treasury Note/Bond	4.250%	5/15/39	117,867	155,106
	United States Treasury Note/Bond	4.500%	8/15/39	115,656	156,967
	United States Treasury Note/Bond	4.375%	11/15/39	120,905	161,785
	United States Treasury Note/Bond	4.625%	2/15/40	194,805	269,349
	United States Treasury Note/Bond	4.375%	5/15/40	164,320	220,626
	United States Treasury Note/Bond	3.875%	8/15/40	140,325	176,875
	United States Treasury Note/Bond	4.250%	11/15/40	146,854	194,421
	United States Treasury Note/Bond	4.750%	2/15/41	163,692	230,960
	United States Treasury Note/Bond	4.375%	5/15/41	127,000	171,232
	United States Treasury Note/Bond	3.750%	8/15/41	170,310	211,450
	United States Treasury Note/Bond	3.125%	11/15/41	148,056	167,974
	United States Treasury Note/Bond	3.125%	2/15/42	173,742	197,116
	United States Treasury Note/Bond	3.000%	5/15/42	163,000	181,388
	United States Treasury Note/Bond	2.750%	8/15/42	237,528	253,673
	United States Treasury Note/Bond	2.750%	11/15/42	283,319	302,443
	United States Treasury Note/Bond	3.125%	2/15/43	279,159	316,672
	United States Treasury Note/Bond	2.875%	5/15/43	395,700	431,313
	United States Treasury Note/Bond	3.625%	8/15/43	317,652	389,669
	United States Treasury Note/Bond	3.750%	11/15/43	421,506	527,342
	United States Treasury Note/Bond	3.625%	2/15/44	398,494	490,025
	United States Treasury Note/Bond	3.375%	5/15/44	406,317	481,043
	United States Treasury Note/Bond	3.125%	8/15/44	401,150	456,556
	United States Treasury Note/Bond	3.000%	11/15/44	372,151	415,064
	United States Treasury Note/Bond	2.500%	2/15/45	391,882	400,147
	United States Treasury Note/Bond	3.000%	5/15/45	397,154	443,696
	United States Treasury Note/Bond	2.875%	8/15/45	390,506	426,995
	United States Treasury Note/Bond	3.000%	11/15/45	321,817	360,033
	United States Treasury Note/Bond	2.500%	2/15/46	340,698	347,938
	United States Treasury Note/Bond	2.500%	5/15/46	357,873	365,421
	United States Treasury Note/Bond	2.250%	8/15/46	353,005	343,131
[1]	United States Treasury Note/Bond	2.875%	11/15/46	389,990	427,830
	United States Treasury Note/Bond	3.000%	2/15/47	254,099	285,544
	United States Treasury Note/Bond	3.000%	5/15/47	177,051	198,906
	United States Treasury Note/Bond	2.750%	8/15/47	102,418	109,843
	United States Treasury Note/Bond	2.750%	11/15/47	602,004	645,553
	United States Treasury Note/Bond	3.000%	2/15/48	389,470	437,788
	United States Treasury Note/Bond	3.125%	5/15/48	451,233	519,482
	United States Treasury Note/Bond	3.000%	8/15/48	454,182	511,595
	United States Treasury Note/Bond	3.375%	11/15/48	183,303	221,139
	United States Treasury Note/Bond	3.000%	2/15/49	543,233	612,832
	United States Treasury Note/Bond	2.875%	5/15/49	463,731	511,338
	United States Treasury Note/Bond	2.250%	8/15/49	538,410	522,511
	United States Treasury Note/Bond	2.375%	11/15/49	546,250	544,628
					85,915,224

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (1.1%)
[2]	AID-Iraq	2.149%	1/18/22	9,025	9,093
[2]	AID-Israel	5.500%	9/18/23	6,500	7,368
[2]	AID-Israel	5.500%	12/4/23	7,002	7,977
[2]	AID-Israel	5.500%	4/26/24	5,575	6,419
[2]	AID-Israel	5.500%	9/18/33	150	204
[2]	AID-Jordan	2.578%	6/30/22	3,180	3,236
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,499
[2]	AID-Tunisia	2.452%	7/24/21	2,300	2,323
[2]	AID-Tunisia	1.416%	8/5/21	2,830	2,816
[2]	AID-Ukraine	1.471%	9/29/21	6,825	6,793
	Federal Farm Credit Banks	2.550%	3/11/21	15,750	15,924
	Federal Farm Credit Banks	2.230%	4/5/21	15,750	15,867
	Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,208
	Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,294
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,117
	Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,325
	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,450
	Federal Home Loan Banks	1.375%	2/18/21	16,820	16,778
	Federal Home Loan Banks	2.250%	6/11/21	30,000	30,264
	Federal Home Loan Banks	5.625%	6/11/21	17,350	18,334
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,305
	Federal Home Loan Banks	1.125%	7/14/21	24,275	24,091
	Federal Home Loan Banks	3.000%	10/12/21	81,300	83,245
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,027
	Federal Home Loan Banks	1.875%	11/29/21	79,160	79,525
	Federal Home Loan Banks	1.625%	12/20/21	66,960	66,955
	Federal Home Loan Banks	2.125%	6/10/22	7,750	7,838
	Federal Home Loan Banks	2.000%	9/9/22	11,665	11,772
	Federal Home Loan Banks	2.125%	3/10/23	28,800	29,219
	Federal Home Loan Banks	2.500%	2/13/24	44,590	45,958
	Federal Home Loan Banks	2.875%	6/14/24	200	210
	Federal Home Loan Banks	1.500%	8/15/24	19,940	19,716
	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,839
	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,050
	Federal Home Loan Banks	3.250%	11/16/28	19,645	21,483
	Federal Home Loan Banks	5.500%	7/15/36	20,850	29,283
[3]	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	40,344
[3]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,800	36,506
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	72,039
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	44,217
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,605
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	51,043
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	40,471
[3]	Federal National Mortgage Assn.	1.375%	2/26/21	20,285	20,233
[3]	Federal National Mortgage Assn.	2.500%	4/13/21	35,000	35,384
[3]	Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,437
[3]	Federal National Mortgage Assn.	1.250%	8/17/21	26,506	26,345
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	44,055
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	101,738
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,011
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	61,331
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,139
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,007

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	70,476
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	25,381	25,922
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	52,160
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	45,214	46,593
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	41,103	41,113
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,104
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	38,890	38,642
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	51,802	52,504
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	30,356
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	17,526	23,648
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	8,850	12,776
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	48,102
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	39,051
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,884
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	300	453
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,149
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,151
	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,601
	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,435
	Private Export Funding Corp.	2.450%	7/15/24	4,955	5,056
	Private Export Funding Corp.	1.750%	11/15/24	3,115	3,098
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,673
	Tennessee Valley Authority	3.875%	2/15/21	5,395	5,519
	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,883
	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,779
	Tennessee Valley Authority	6.750%	11/1/25	19,581	24,766
	Tennessee Valley Authority	2.875%	2/1/27	25,750	26,993
	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,874
	Tennessee Valley Authority	4.700%	7/15/33	6,375	7,986
	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,941
	Tennessee Valley Authority	5.880%	4/1/36	6,795	9,557
	Tennessee Valley Authority	6.150%	1/15/38	665	980
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,990
	Tennessee Valley Authority	5.250%	9/15/39	15,248	20,878
	Tennessee Valley Authority	4.875%	1/15/48	14,320	19,590
	Tennessee Valley Authority	5.375%	4/1/56	5,585	8,472
	Tennessee Valley Authority	4.625%	9/15/60	8,838	12,099
	Tennessee Valley Authority	4.250%	9/15/65	8,050	10,425
					2,072,389
Conventional Mortgage-Backed Securities (22.2%)
[3,4]	Fannie Mae Pool	2.000%	11/1/27–11/1/34	73,264	73,032
[3,4,5]	Fannie Mae Pool	2.500%	11/1/26–1/1/50	1,216,096	1,225,612
[3,4,5]	Fannie Mae Pool	3.000%	11/1/20–12/1/49	4,062,156	4,162,622
[3,4,5]	Fannie Mae Pool	3.500%	5/1/20–2/1/50	4,643,687	4,833,859
[3,4]	Fannie Mae Pool	4.000%	4/1/20–1/1/50	3,832,345	4,028,150
[3,4,5]	Fannie Mae Pool	4.500%	1/1/20–1/1/50	1,632,866	1,741,891
[3,4,5]	Fannie Mae Pool	5.000%	2/1/20–1/1/50	497,410	542,043
[3,4]	Fannie Mae Pool	5.500%	1/1/20–2/1/42	229,085	257,830
[3,4]	Fannie Mae Pool	6.000%	1/1/20–5/1/41	140,746	160,544
[3,4]	Fannie Mae Pool	6.500%	10/1/21–5/1/40	35,159	40,401
[3,4]	Fannie Mae Pool	7.000%	8/1/27–12/1/38	8,841	10,029
[3,4]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	109	126
[3,4]	Fannie Mae Pool	8.000%	12/1/29	12	14
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	37,914	37,825

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	611,215	619,602
[3,4]	Freddie Mac Gold Pool	3.000%	4/1/21–4/1/48	2,144,080	2,203,843
[3,4]	Freddie Mac Gold Pool	3.500%	12/1/20–3/1/49	2,628,140	2,742,061
[3,4]	Freddie Mac Gold Pool	4.000%	1/1/20–2/1/49	1,969,678	2,075,471
[3,4]	Freddie Mac Gold Pool	4.500%	3/1/20–1/1/49	816,281	873,294
[3,4]	Freddie Mac Gold Pool	5.000%	1/1/20–11/1/48	232,694	253,894
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/20–6/1/41	111,699	124,404
[3,4]	Freddie Mac Gold Pool	6.000%	8/1/20–5/1/40	53,810	61,325
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	14,305	16,263
[3,4]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	5,148	5,816
[3,4]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	48	53
[3,4]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	75	83
[3,4]	Freddie Mac Gold Pool	8.500%	6/1/25	13	15
[3,4]	Freddie Mac Pool	4.000%	1/1/49	24,420	25,774
[3,4]	Freddie Mac Pool	4.500%	4/1/49	51,624	55,256
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	103,271	106,236
[4]	Ginnie Mae I Pool	3.500%	11/15/25–1/1/49	134,932	141,084
[4]	Ginnie Mae I Pool	4.000%	6/15/24–1/1/49	164,033	173,514
[4,5]	Ginnie Mae I Pool	4.500%	3/15/20–2/15/49	150,203	162,055
[4]	Ginnie Mae I Pool	5.000%	3/15/20–11/15/46	83,843	91,753
[4]	Ginnie Mae I Pool	5.500%	10/15/20–6/15/41	40,709	45,257
[4]	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	29,539	33,324
[4]	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	7,315	8,091
[4]	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	359	411
[4]	Ginnie Mae I Pool	7.500%	12/15/23	7	8
[4]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	25	29
[4,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/1/50	426,369	427,969
[4,5]	Ginnie Mae II Pool	3.000%	10/20/26–1/1/50	2,893,760	2,983,746
[4,5]	Ginnie Mae II Pool	3.500%	9/20/25–10/1/49	4,256,866	4,427,411
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–1/1/50	2,680,978	2,803,887
[4,5]	Ginnie Mae II Pool	4.500%	8/20/33–1/1/50	1,345,762	1,428,518
[4]	Ginnie Mae II Pool	5.000%	12/20/32–5/20/49	463,749	497,113
[4]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	67,147	74,049
[4]	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	20,160	22,960
[4]	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	6,814	7,829
[4]	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,046	1,237
[3,4]	UMBS Pool	2.000%	1/1/32	9,088	8,994
[3,4]	UMBS Pool	2.500%	11/1/34–12/1/49	221,708	220,208
[3,4]	UMBS Pool	3.000%	6/1/30–1/1/50	1,111,076	1,129,624
[3,4]	UMBS Pool	3.500%	2/1/34–10/1/49	994,788	1,028,346
[3,4]	UMBS Pool	4.000%	11/1/33–9/1/49	346,449	369,131
[3,4]	UMBS Pool	4.500%	8/1/48–8/1/49	222,115	236,785
[3,4]	UMBS Pool	5.000%	3/1/49	75,517	82,773
[3,4]	UMBS TBA	2.000%	1/1/35	2,000	1,973
[3,4,5]	UMBS TBA	2.500%	1/1/50	149,600	147,941
[3,4,5]	UMBS TBA	3.000%	11/1/49–1/1/50	536,300	543,840
[3,4,5]	UMBS TBA	3.500%	7/1/49–1/1/50	284,365	292,495
[3,4,5]	UMBS TBA	4.000%	1/1/35–1/1/50	313,465	326,021
					43,995,744
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.034%	12/1/41	641	661
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,175	1,208
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.811%	10/1/37	160	165
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.082%	7/1/36	143	148

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.443%	9/1/43	389	389
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.560%	2.272%	7/1/43	3,166	3,174
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.607%	3.607%	11/1/33	44	47
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.609%	3.642%	12/1/33	82	87
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.623%	4.748%	2/1/36	152	155
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.625%	4.135%	8/1/35	213	226
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.627%	4.752%	3/1/38	84	86
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.635%	3.510%	11/1/36	22	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.643%	4.476%	1/1/37	77	82
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.658%	4.283%	7/1/35	185	195
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.660%	3.910%	9/1/40	112	119
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.660%	4.722%	4/1/36	71	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.665%	4.415%	6/1/36	13	13
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.679%	3.992%	1/1/42	748	772
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.682%	4.167%	10/1/37	395	407
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.687%	4.498%	6/1/42	931	970
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.690%	3.706%	10/1/39	243	253
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.690%	3.972%	9/1/42	879	917
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.690%	4.622%	5/1/40	242	253
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.695%	4.320%	7/1/39	92	96
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.698%	4.161%	8/1/40	162	170
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.700%	4.364%	12/1/40	223	235
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.701%	3.965%	10/1/42	632	670
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.705%	3.809%	11/1/39	120	127
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.726%	3.956%	9/1/34	105	108
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.734%	3.997%	11/1/39	395	413
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.746%	4.506%	7/1/41	857	904
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.748%	4.778%	5/1/35	106	111
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.750%	4.213%	10/1/40	134	141
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.750%	4.875%	2/1/36	159	169
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.767%	4.648%	6/1/41	144	152
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.771%	4.709%	5/1/42	298	312
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.780%	4.905%	2/1/41	206	216
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.793%	3.391%	8/1/42	1,234	1,233
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.795%	4.839%	3/1/42	619	651
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.798%	4.358%	3/1/42	657	705
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.804%	3.943%	12/1/39	300	312
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.805%	3.773%	11/1/41	561	597
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.810%	3.685%	10/1/40	548	575
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.810%	3.935%	11/1/33–11/1/39	274	290
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.810%	4.810%	12/1/40	246	258
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.813%	3.978%	11/1/41	354	374
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.813%	4.435%	1/1/42	525	552
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.815%	3.690%	11/1/40	186	195
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.815%	3.809%	12/1/40	176	185
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.815%	3.970%	12/1/41	416	441
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.815%	4.693%	5/1/41	435	458
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.815%	4.940%	2/1/41	404	426
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.819%	4.759%	3/1/41	491	517
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.820%	4.168%	12/1/40	195	205
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.822%	4.310%	9/1/40	606	639
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.823%	4.902%	2/1/41	244	245
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.825%	4.825%	3/1/41	465	496
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR +1.826%	4.576%	7/1/38	81	83

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	4/1/41	507	508
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	440	466
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.723%	1/1/40	241	250
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	232	245
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	117	120
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.406%	11/1/34	306	326
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	191	202
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	22	22
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	5.009%	4/1/37	6	7
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.667%	10/1/36	108	116
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.155%	4.780%	12/1/37	373	385
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.238%	4.613%	7/1/38	75	79
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.268%	4.415%	12/1/35	84	89
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.313%	4.845%	1/1/35	111	118
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.206%	4/1/37	512	528
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.476%	2.242%	3/1/43	2,642	2,644
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.530%	3.662%	12/1/43	813	866
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.582%	2.743%	6/1/43	1,619	1,628
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.339%	8/1/39	737	756
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.657%	4.260%	10/1/42	565	568
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	141	150
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.710%	3.371%	9/1/43	1,474	1,510
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.723%	4.720%	5/1/42	1,153	1,205
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.789%	4.572%	7/1/42	687	739
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.799%	4.620%	2/1/42	2,039	2,168
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	173	182
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.851%	4.434%	2/1/42	819	876
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.235%	10/1/37	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.564%	4.420%	3/1/37	37	38
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.695%	3/1/37	10	11
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.921%	9/1/37	57	58
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	38	40
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.807%	11/1/43	1,058	1,093
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.830%	12/1/36	113	120
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.515%	5/1/42	125	126
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	361	376
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.767%	2/1/37	78	83
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.738%	1/1/35	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.865%	12/1/36	154	158
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.713%	12/1/40	857	890

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.287%	12/1/41	439	462
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	32	33
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	41	44
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	3.871%	12/1/34	108	110
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.529%	6/1/37	269	287
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.833%	4.190%	3/1/42	452	478
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.220%	12/1/35	141	149
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	26	28
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.851%	4.716%	1/1/37	73	77
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.864%	4.595%	2/1/42	152	160
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.865%	4.348%	8/1/37	81	84
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.005%	11/1/40	28	29
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	187	193
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.713%	6/1/41	142	148
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40	235	243
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	224	236
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	81	84
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.979%	1/1/41	608	636
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	119	126
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	64	65
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.956%	2/1/42	534	535
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	582	612
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.846%	11/1/40	298	307
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.705%	6/1/40	246	254
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.825%	1/1/41	86	91
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	543	576
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.783%	5/1/37	712	736

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	5.120%	3/1/37	143	152
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	21	22
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	24	25
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.006%	11/1/34	309	323
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.397%	11/1/36	47	49
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.750%	5/1/36	141	148
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.991%	2/1/36	74	77
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.409%	4.964%	10/1/36	250	265
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.549%	5.173%	3/1/37	39	39
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.438%	6/1/37	91	93
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.859%	3/1/37	9	9
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.982%	1/1/37	235	247
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	2,590	2,675
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	6/20/29–6/20/43	4,267	4,406
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–3/20/43	6,536	6,764
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.125%	10/20/38–12/20/43	5,554	5,741
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	291	300
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.625%	11/20/40	34	36
					71,629
Total U.S. Government and Agency Obligations (Cost $128,962,293)					132,054,986
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
[4]	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	2,833	2,831
[4]	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,567
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	3,457	3,462
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,461
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,386
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,962
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,541
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,461
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	10,370	10,360
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,250	1,246
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,578
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	5,008
[4]	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	10,100	10,098
[4]	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	22,400	22,393
[4]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	16,125	16,148
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	9,825	9,950

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	12,250	12,269
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	11,025	11,398
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	14,175	14,386
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	9,000	9,199
[4]	AmeriCredit Automobile Receivables Trust 2017-2	1.980%	12/20/21	363	363
[4]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	1,558	1,557
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	4,075	4,100
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	2,456	2,497
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	1,650	1,693
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	3,950	3,996
[4]	BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	10,000
[4]	BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,296
[4]	BA Credit Card Trust 2019-A1	1.740%	1/15/25	8,125	8,104
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	1,425	1,479
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,525	2,686
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.116%	2/15/50	500	508
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	7,560	8,077
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	2,800	2,934
[4]	BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,380
[4]	BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,405
[4]	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,660
[4]	BANK 2017 - BNK6	3.518%	7/15/60	9,408	10,030
[4]	BANK 2017 - BNK6	3.741%	7/15/60	9,929	10,598
[4]	BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,854
[4]	BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,974
[4]	BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,533
[4]	BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,304
[4]	BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,056
[4]	BANK 2017 - BNK9	3.279%	11/15/54	6,100	6,387
[4]	BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,323
[4]	BANK 2018 - BN10	3.641%	2/15/61	1,425	1,515
[4]	BANK 2018 - BN10	3.688%	2/15/61	10,900	11,755
[4]	BANK 2018 - BN10	3.898%	2/15/61	1,650	1,770
[4]	BANK 2018 - BN11	4.046%	3/15/61	4,300	4,747
[4]	BANK 2018 - BN12	4.255%	5/15/61	5,125	5,737
[4]	BANK 2018 - BN12	4.359%	5/15/61	1,650	1,860
[4]	BANK 2018 - BN13	4.217%	8/15/61	6,225	6,967
[4]	BANK 2018 - BN14	4.128%	9/15/60	5,725	6,077
[4]	BANK 2018 - BN14	4.231%	9/15/60	9,850	11,028

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	BANK 2018 - BN14	4.481%	9/15/60	2,600	2,888
[4]	BANK 2018 - BN15	4.407%	11/15/61	9,060	10,298
[4]	BANK 2019 - BN16	4.005%	2/15/52	6,850	7,576
[4]	BANK 2019 - BN17	3.714%	4/15/52	5,070	5,499
[4]	BANK 2019 - BN17	3.976%	4/15/52	2,125	2,277
[4]	BANK 2019 - BN18	3.584%	5/15/62	16,725	17,988
[4]	BANK 2019 - BN18	3.826%	5/15/62	2,050	2,187
[4]	BANK 2019 - BN20	3.011%	9/15/61	7,775	8,003
[4]	BANK 2019 - BN19	3.183%	8/15/61	12,600	13,149
[4]	BANK 2019 - BN21	2.851%	10/17/52	16,350	16,607
[4]	BANK 2019 - BN21	3.093%	10/17/52	3,275	3,288
[4]	BANK 2019 - BN22	2.978%	11/15/62	12,780	13,118
[4]	BANK 2019 - BN23	2.920%	12/15/52	8,290	8,468
[4]	BANK 2019 - BN23	3.203%	12/15/52	3,125	3,161
[4]	BANK 2019 - BN24	2.960%	11/15/62	6,225	6,380
[4]	BANK 2019 - BN24	3.283%	11/15/62	2,900	2,952
[4]	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,458
[4]	Bank Of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,877
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,224
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	11,619
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,090
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,175	11,449
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	18,169
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	12,600	12,798
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,050	1,060
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	6,750	6,908
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	4,150	4,241
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,062
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,185
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,304
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,645	13,718
[4]	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	6,164
[4]	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,041
[4]	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	11,306
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	19,980
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,393
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	14,650	16,335
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,928
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	6,004
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	7,925
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,408
[4]	BENCHMARK 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,378
[4]	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	16,050	18,351
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	12,500	14,048
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,475
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,078
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,432
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	12,550	13,473
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,590
[4]	BENCHMARK 2019-B13 Mortgage Trust	2.952%	8/15/57	12,275	12,531
[4]	BENCHMARK 2019-B15 Mortgage Trust	2.928%	12/15/72	10,370	10,492
[4]	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,207
[4]	BENCHMARK Mortgage Trust 2019-B14	3.049%	12/15/62	10,175	10,506
[4]	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	831	831

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	5,629	5,643
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,386
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	5,705	6,154
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	6,150	6,181
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	6,225	6,345
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	2,675	2,681
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	5,065
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,698
[4]	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	7,825	7,830
[4]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	4,950	4,958
[4]	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	6,900	6,901
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	7,025	7,088
[4]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	11,300	11,312
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	9,400	9,509
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	5,250	5,322
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	3,350	3,420
[4]	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	279	279
[4]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,028
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	2,812	2,815
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,360
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,564
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	910
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,306
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,066
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	8,250	8,262
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,025	1,027
[4]	CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	1,911	1,935
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,707
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,323
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,941
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	15,230
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,913
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,664
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,177
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,687
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,512
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	5,081
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,979
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,750	14,326
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	8,400	8,569
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	5,300	5,427

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	3,889
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	5,232
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,746
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	9,400	9,712
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,000	3,186
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	12,889
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,633
[4]	Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,398
[4]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	6,112
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,151
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,605
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,216
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,326
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	21,383
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	3,777	3,851
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	2,300	2,356
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	1,300	1,340
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	609	628
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,200	1,282
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	1,700	1,819
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	436	448
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	1,825	1,939
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	750	808
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	750	814
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	646	665
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,150	1,222
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	955	1,019
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	332	341
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,675	1,771
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	1,350	1,422
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	2,725	2,880
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	5,650	5,951
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	7,425	7,684
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	3,025	3,139

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1,315	1,316
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	2,937	3,027
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	2,925	3,114
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,375	3,600
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	2,075	2,130
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	3,950	4,105
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	2,500	2,540
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	7,150	7,588
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	2,350	2,400
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	9,900	10,443
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	1,950	2,047
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	5,925	6,305
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	1,575	1,673
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,300	2,402
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	12,275	13,416
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	10,500	10,651
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	12,365	12,697
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,312
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,872
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,392
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,233
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,262	6,337
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,521
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	702
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,062	1,089
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,845
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,939
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,411
[4]	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	45	45
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	847	871
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,543
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,192
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	795
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	364
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	307	316
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,946
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,176

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,778
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,057	1,084
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,963
[4]	COMM 2013-CCRE9 Mortgage Trust	4.222%	7/10/45	2,295	2,431
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,156
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	4,054
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,234
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,103	1,103
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,615
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,923
[4]	COMM 2014-CCRE14 Mortgage Trust	4.638%	2/10/47	2,650	2,875
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	800
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	793	815
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,854
[4]	COMM 2014-CCRE15 Mortgage Trust	4.697%	2/10/47	869	941
[4]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,313	1,350
[4]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,088
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	840	864
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,576
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	1,001
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,553	2,610
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,031
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,359
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,128
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,644
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,609
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,255	5,505
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,556
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	392	393
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,655
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	151	151
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	553	567
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,797
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	503
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	320
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,251
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,312
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,574
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,847
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	733	733
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,950
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,878
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,404
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	737	737
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,558
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,976
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,260
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,419
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,528
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,735
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,537
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,694
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,994
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	765

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,149
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,848
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,708
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,551
[4]	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	4,970	5,068
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,944
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	1,998
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,595
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,917
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,882
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,859
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,750
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.104%	8/15/48	1,625	1,692
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,282
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	3,048
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,686
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	8,241
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	5,925	6,237
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	4,175	4,378
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	12,250	13,441
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	5,425	5,954
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	10,450	11,489
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	12,500	13,108
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,715
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,144
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,958
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,669
[4]	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,176
[4]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,969
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,374
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,449
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	12,000	11,987
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,653	4,676
[4]	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	3,054	3,057
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,483	3,541
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	5,812	5,913
[3,4]	Fannie Mae-Aces 2013-M12	2.406%	3/25/23	6,359	6,417
[3,4]	Fannie Mae-Aces 2013-M14	2.651%	4/25/23	2,763	2,792
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	9,864	10,280
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	83	83
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,543	2,561
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	7,479	7,536
[3,4]	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	320	320
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,623
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	9,244	9,692
[3,4]	Fannie Mae-Aces 2014-M3	3.480%	1/25/24	4,182	4,360
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,890
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	5,879	5,925

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	8,746	9,193
[3,4]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	711	713
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	6,059
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	7,076
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,102
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,877
[3,4]	Fannie Mae-Aces 2015-M12	2.796%	5/25/25	7,025	7,201
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,122
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,442	6,601
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,778
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,429	3,451
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,586	6,697
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,332	2,349
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,321
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	9,706
[3,4]	Fannie Mae-Aces 2016-M12	2.444%	9/25/26	9,400	9,532
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	5,853	5,859
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,728
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,580
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,923
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,225
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,667	1,668
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,836
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	13,888
[3,4]	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	10,300	10,406
[3,4]	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	4,280	4,361
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,309
[3,4]	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	12,575	13,057
[3,4]	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	11,675	12,149
[3,4]	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	7,000	7,233
[3,4]	Fannie Mae-Aces 2017- M3	2.483%	12/25/26	12,300	12,496
[3,4]	Fannie Mae-Aces 2017-M4	2.586%	12/25/26	11,290	11,400
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,743
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	23,010
[3,4]	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	15,800	17,303
[3,4]	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	11,725	12,692
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	11,000	11,002
[3,4]	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	18,750	19,316
[3,4]	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	7,361	7,644
[3,4]	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	4,100	4,283
[3,4]	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	4,478	4,761
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	10,505
[3,4]	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	6,025	6,526
[3,4]	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	9,250	10,081
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	16,250	16,294
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	8,325	8,826
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	10,972
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,440
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,587	1,610
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	2,725	2,766
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	4,513	4,596

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	11,955	12,122
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	5,411	5,437
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	13,400	13,506
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	8,300	8,354
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	575	579
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	11,500	11,647
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	8,625	8,888
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	11,425	11,843
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	4,267	4,304
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	11,425	11,818
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	11,906	12,369
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	2,806	2,854
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	6,420	6,664
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	5,813	5,889
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	12,875	13,304
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	10,633	11,148
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	12,575	13,168
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	400	419
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	475	499
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	1,521	1,530
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	5,425	5,672
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,356	1,372
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	2,600	2,731
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	2,645	2,686
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	9,300	9,761
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	9,600	10,035
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,325	1,328

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	7,225	7,395
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,354	1,366
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	5,600	5,841
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	2,826	2,850
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	5,800	6,023
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	5,800	6,083
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	1,359	1,383
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	4,450	4,700
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	6,650	7,020
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	3,850	4,009
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	6,375	6,738
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	4,150	4,355
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	2,450	2,552
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	6,350	6,532
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	7,500	7,676
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	5,325	5,413
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	9,375	9,534
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	5,800	5,941
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	5,000	5,251
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	8,000	8,490
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	17,600	18,733
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	18,250	19,541
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	16,200	17,361
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	15,580	16,487
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	17,557	18,589
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	5,840	6,149
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,823	8,295

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	8,875	9,322
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	2,875	3,054
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	3,950	4,187
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	4,525	4,858
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	6,975	7,580
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	16,500	18,235
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	11,750	12,971
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	13,500	14,961
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,175	17,658
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	6,575	7,361
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,265	1,341
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	12,725	13,927
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	11,000	11,921
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	10,450	11,157
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	12,550	13,016
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	12,600	12,955
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	10,925	11,035
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	18,540	18,531
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	9,350	9,407
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	11/25/29	12,550	12,759
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	4,150	4,492
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	10,275	11,126
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	9,150	9,234
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	3,500	3,606
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	14,900	15,942
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,100	8,377
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	4,100	4,504

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	8,900	9,836
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	2,925	3,271
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	3,775	4,272
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	1,339	1,340
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	7,573	7,565
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	12,669	12,716
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	115	114
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	12,830	12,971
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	12,950	13,098
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	3,117	3,129
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	6,800	6,894
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	1,828	1,830
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	10,225	10,834
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	16,725	17,567
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	7,000	7,224
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	8,000	8,538
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	10,275	11,147
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	22,000	24,164
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	5,200	5,723
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	31,350	34,727
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	2,920	3,134
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	12,000	13,302
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	8,100	8,878
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	15,400	15,587
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	9,625	10,326
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	16,600	16,725
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K15-14	2.859%	10/25/34	10,025	10,140

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	1,500	1,610
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,175	2,344
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	3,300	3,630
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	5,350	5,934
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	4,124	4,145
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	4,550	4,610
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	4,650	4,707
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,200	9,506
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	16,500	17,009
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	14,700	15,157
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	7,800	7,980
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	11,850	12,289
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,053	1,082
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	12,100	12,808
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	10,450	11,099
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	16,250	16,764
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	8,300	8,654
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	3,100	3,349
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	18,350	19,116
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,895
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,903
[4]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,738
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	629
[4]	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	10,150	10,225
[4]	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,357
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,750	2,776
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,266
[4]	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	990	990
[4]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,674
[4]	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	2,881	2,878
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	756
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	10,763	10,770
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,425
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	2,985

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	6,450	6,451
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	4,170	4,175
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	4,310	4,349
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,318
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,536
[4]	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	2,899	2,902
[4]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,250	1,254
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	1,878	1,883
[4]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	850	856
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	2,925	2,945
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,350	1,361
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,900	4,938
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,151
[4]	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	3,744	3,808
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,526
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,443
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,058	3,103
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,919	2,957
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,340
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,311
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	991
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	972	999
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	577	595
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,227
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,963
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,907
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,381	1,414
[4]	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	310
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,433
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,703
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	1,175	1,225
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,238	2,299
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,900
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,403
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,178
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,344
[4]	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	2,224	2,225
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,876
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,810
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,521
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,686
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,577

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,790
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,283
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,588
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,906
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,163
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,437
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,603
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	14,559
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,904
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	4,175	4,467
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	2,875	2,929
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	6,497
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	12,265	12,556
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	5,525	5,654
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	2,910	2,907
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,586	1,585
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	2,407	2,408
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	8,495	8,530
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	2,700	2,732
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,875	2,901
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,050	2,091
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	7,115	7,180
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,360	1,380
[4]	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	325	325
[4]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,243
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,669
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,301
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	3,490	3,588
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	9,234	9,369
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	3,680	3,753
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	1,789	1,816
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,352	2,414
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,070
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	938	963
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,583
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,236
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,342
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	1,250	1,353
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,920
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	575	608

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,038
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,071
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,939
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	2,950	3,130
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	1,279	1,289
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	2,000	2,111
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,953
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	10,300	11,389
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,982	2,073
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	655	686
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	714	734
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	2,640	2,797
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	740	782
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	377	387
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	3,920	4,180
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	2,010	2,138
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	937	966
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,320	4,628
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	775	828
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.892%	1/15/47	1,163	1,255
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	4,338	4,630
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	771	821
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	935	996
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	17	17
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	1,900	1,931
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,900	2,023
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	1,525	1,626

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	864	888
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	950	1,007
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	575	605
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	5,850	6,219
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	1,550	1,640
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	2,919	3,113
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	1,722	1,841
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	473	473
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,525	1,610
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	2,750	2,887
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	6,825	7,206
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	1,900	2,009
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	248	248
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10,400	10,901
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	1,875	1,968
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	1,875	1,956
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	378	378
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	3,763	3,833
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	1,458	1,458
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.042%	10/15/48	1,400	1,424
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,125	1,163
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	2,030	2,032
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,903	2,985
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	2,900	3,069
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	3,675	3,793
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,600	3,840
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	1,850	1,980

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	1,709	1,772
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	1,841	1,962
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	4,625	4,769
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,575	3,779
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	2,610	2,792
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	2,925	3,019
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	10,725	11,522
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,445
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	9,375	9,820
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	825	867
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	2,725	2,816
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	1,250	1,294
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	13,000	13,939
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	3,975	4,207
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	2,825	2,985
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	1,775	1,870
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10,300	11,391
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,250	1,376
[4]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	8,300	8,442
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	1,854	1,855
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	601
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,950
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	3,342	3,389
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.081%	7/15/46	400	423
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	990	1,049
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.353%	8/15/46	490	517
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	568	585
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,575

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	11	11
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,327
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.755%	11/15/46	1,100	1,173
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,735
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	341	347
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,149
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,023
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,306
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,160
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	2,208	2,231
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,243
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.745%	2/15/47	1,150	1,235
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	696	713
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,041
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.337%	6/15/47	1,150	1,217
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	172	172
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,062
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.478%	10/15/47	1,150	1,220
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	1,999	2,050
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,431
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,915
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,885
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,558
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,827
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,072
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,940
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	1,775	1,777

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,079
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,870
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	3,850	3,982
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,089
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,397
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,759
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,861
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,316
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,504
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,413
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,543
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	750	780
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,410
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,700
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,105
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,252
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,921
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	3,800	4,034
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,740
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,572
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,096
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,846
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,702
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,780
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	3,045
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,380
[4]	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,179
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,838
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,129
[4]	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,184
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	12,302
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,519
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,443
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/29	8,415	8,687

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,051
[4]	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	319	319
[4]	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	750
[4]	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	117	117
[4]	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	486	485
[4]	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,496
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	201	200
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	2,650	2,644
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	2,998	2,996
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	2,848	2,848
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	5,231	5,251
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	4,025	4,090
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	5,850	5,910
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,455	1,477
[4]	Nissan Auto Receivables 2019-C	1.930%	7/15/24	7,000	7,002
[4]	Nissan Auto Receivables 2019-C	1.950%	5/15/26	1,650	1,643
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,459	1,487
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	975	1,029
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,200	2,393
	Royal Bank of Canada	2.100%	10/14/20	35,000	35,016
	Royal Bank of Canada	2.300%	3/22/21	5,000	5,025
[4]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	1,892	1,895
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	2,425	2,448
[4]	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	21	21
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,450	1,452
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	2,725	2,754
[4]	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	6,000	6,162
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,709
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	15,525	15,587
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	6,675	6,776
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	12,225	12,367
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	12,300	12,843
[4]	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.503%	8/15/39	1	1
[7]	Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,026
[7]	Toronto-Dominion Bank	2.500%	1/18/22	10,000	10,124
[4]	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	816	815
[4]	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	1,186	1,184
[4]	Toyota Auto Receivables 2017-B Owner Trust	1.760%	7/15/21	5,393	5,390
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	7,478	7,478
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	5,434	5,448

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,850	2,873
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	5,050	5,100
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	900	919
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,274
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,568
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,168
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,616
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,342
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	3,052
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,933
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,270
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,735
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,193
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,108
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,215
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	11,000	12,201
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,215	11,499
[4]	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,462
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,700	2,858
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,096
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	1,954
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,275	11,706
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,400	10,516
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,609
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	13,415
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,488
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,472
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	4,910	4,975
[4]	UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	1,700	1,731
[4]	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	10,200	10,354
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	2,870	2,945
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	4,765	4,892
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	700	722
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	9,191
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,300	13,637
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,250	1,336
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	2,850	2,918
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,300	2,327
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	850	868
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	4,766	4,847
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	21	21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	703	722
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	12,090	12,813
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	400	420
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	922	921
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,400	1,434
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	2,625	2,649
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	3,725	3,902
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	1,875	1,957
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	3,750	3,822
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	2,075	2,152
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	1,500	1,562
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	5,425	5,731
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,040	1,087
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	3,820	3,941
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,029	1,049
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	4,535	4,709
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	1,900	1,952
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	1,425	1,480
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	2,000	2,146
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	1,775	1,901
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	668	668
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	2,720	2,763
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	1,500	1,556
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	2,875	3,005
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	1,800	1,931
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	7,740	8,257
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	4,875	4,913

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,200	1,191
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	1,929	1,995
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	4,200	4,449
[4]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	1,450	1,527
[4]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	2,900	2,984
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	2,900	3,132
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	3,275	3,338
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	5,654	5,804
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	16,255	17,235
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	4,606	4,829
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	7,000	7,397
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	3,900	4,102
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	3,925	4,088
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	5,900	6,300
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	1,575	1,664
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	9,900	10,495
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	10,000	10,701
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	15,300	16,361
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	12,275	13,469
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,125	2,295
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	8,200	9,126
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	13,000	14,457
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	10,600	11,766
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	10,450	11,540
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	6,075	6,583
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	3,775	3,788
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	8,225	8,458

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	4,975	5,157
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	17,100	19,386
[4]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	8,750	9,187
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	12,600	12,801
[4]	WFRBS Commercial Mortgage Trust 2012- C10	2.875%	12/15/45	8,500	8,641
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	4,275	4,348
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,601
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,274
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,628
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,880	2,926
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,469
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,074
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	510
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,202
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	433
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,358
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,778
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	512	525
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,797
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	697
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,164	1,204
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,628
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,703
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	575	591
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	981
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	773
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	779

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	5	5
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,508
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	7,765
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	401
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.692%	12/15/46	563	609
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	16	16
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,111
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,566
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.739%	3/15/46	375	406
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	407	418
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	553	560
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,550
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	506
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	686	706
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,200	2,299
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,226
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,220	1,290
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,168
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	6,275	6,643
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,268
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	1,989	2,053
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,227
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	857
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	1,237	1,261
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,189
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	18	18
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,535	1,572

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,699
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	1,840	1,948
[4]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,385
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,136
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	5,050	5,048
[4]	World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,400	1,398
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	5,770	5,837
[4]	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	2,500	2,541
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,773,790)					4,914,471
Corporate Bonds (26.0%)
Finance (8.1%)
	Banking (5.8%)
	Ally Financial Inc.	4.250%	4/15/21	5,000	5,125
	Ally Financial Inc.	4.125%	2/13/22	5,030	5,187
	Ally Financial Inc.	3.875%	5/21/24	4,000	4,180
	Ally Financial Inc.	5.125%	9/30/24	6,065	6,679
	Ally Financial Inc.	4.625%	3/30/25	5,000	5,406
	Ally Financial Inc.	8.000%	11/1/31	23,200	32,045
	American Express Co.	3.000%	2/22/21	6,000	6,061
	American Express Co.	3.375%	5/17/21	8,000	8,146
	American Express Co.	3.700%	11/5/21	7,229	7,445
	American Express Co.	2.500%	8/1/22	7,800	7,887
	American Express Co.	2.650%	12/2/22	12,750	12,988
	American Express Co.	3.400%	2/27/23	25,100	26,004
	American Express Co.	3.700%	8/3/23	10,100	10,629
	American Express Co.	3.400%	2/22/24	10,000	10,446
	American Express Co.	2.500%	7/30/24	6,000	6,062
	American Express Co.	3.000%	10/30/24	37,355	38,552
	American Express Co.	3.625%	12/5/24	19,560	20,622
	American Express Co.	3.125%	5/20/26	8,000	8,300
	American Express Co.	4.050%	12/3/42	1,040	1,219
	American Express Credit Corp.	2.250%	5/5/21	19,270	19,359
	American Express Credit Corp.	2.700%	3/3/22	26,325	26,741
	American Express Credit Corp.	3.300%	5/3/27	9,975	10,613
	Associated Bank NA	3.500%	8/13/21	3,100	3,155
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	22,100	22,178
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	5,962
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,250	4,311
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	17,152
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	10,126
	Banco Santander SA	3.125%	2/23/23	10,000	10,203
	Banco Santander SA	3.848%	4/12/23	6,000	6,241
	Banco Santander SA	2.706%	6/27/24	2,800	2,836
	Banco Santander SA	5.179%	11/19/25	14,700	16,341
	Banco Santander SA	4.250%	4/11/27	16,175	17,394
	Banco Santander SA	3.800%	2/23/28	10,000	10,486
	Banco Santander SA	4.379%	4/12/28	10,600	11,567

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of America Corp.	2.625%	4/19/21	11,370	11,470
[4]	Bank of America Corp.	2.369%	7/21/21	15,125	15,157
[4]	Bank of America Corp.	2.328%	10/1/21	21,000	21,026
[4]	Bank of America Corp.	2.738%	1/23/22	12,800	12,892
[4]	Bank of America Corp.	3.499%	5/17/22	13,350	13,600
	Bank of America Corp.	2.503%	10/21/22	16,925	17,067
	Bank of America Corp.	3.300%	1/11/23	51,050	52,794
[4]	Bank of America Corp.	3.124%	1/20/23	4,130	4,202
[4]	Bank of America Corp.	2.881%	4/24/23	20,625	20,910
[4]	Bank of America Corp.	2.816%	7/21/23	32,600	33,048
	Bank of America Corp.	4.100%	7/24/23	22,253	23,696
	Bank of America Corp.	3.004%	12/20/23	88,813	90,753
	Bank of America Corp.	4.125%	1/22/24	16,500	17,748
[4]	Bank of America Corp.	3.550%	3/5/24	34,105	35,278
	Bank of America Corp.	4.000%	4/1/24	20,780	22,241
[4]	Bank of America Corp.	3.864%	7/23/24	2,000	2,104
	Bank of America Corp.	4.200%	8/26/24	51,989	55,772
	Bank of America Corp.	4.000%	1/22/25	51,950	55,224
[4]	Bank of America Corp.	3.458%	3/15/25	20,000	20,818
	Bank of America Corp.	3.950%	4/21/25	12,350	13,147
	Bank of America Corp.	3.875%	8/1/25	5,000	5,360
[4]	Bank of America Corp.	3.093%	10/1/25	26,100	26,884
[4]	Bank of America Corp.	2.456%	10/22/25	11,675	11,713
[4]	Bank of America Corp.	3.366%	1/23/26	18,450	19,241
	Bank of America Corp.	4.450%	3/3/26	22,051	24,156
	Bank of America Corp.	3.500%	4/19/26	21,565	22,818
	Bank of America Corp.	4.250%	10/22/26	15,915	17,291
[4]	Bank of America Corp.	3.559%	4/23/27	29,330	30,918
	Bank of America Corp.	3.248%	10/21/27	27,300	28,327
	Bank of America Corp.	4.183%	11/25/27	8,395	9,085
[4]	Bank of America Corp.	3.824%	1/20/28	20,380	21,847
[4]	Bank of America Corp.	3.705%	4/24/28	15,875	16,941
[4]	Bank of America Corp.	3.593%	7/21/28	35,625	37,832
[4]	Bank of America Corp.	3.419%	12/20/28	85,091	89,118
[4]	Bank of America Corp.	3.970%	3/5/29	17,225	18,729
[4]	Bank of America Corp.	4.271%	7/23/29	42,675	47,261
[4]	Bank of America Corp.	3.194%	7/23/30	2,865	2,963
[4]	Bank of America Corp.	2.884%	10/22/30	10,000	10,099
	Bank of America Corp.	6.110%	1/29/37	16,687	22,485
[4]	Bank of America Corp.	4.244%	4/24/38	20,996	24,087
	Bank of America Corp.	7.750%	5/14/38	16,790	26,400
[4]	Bank of America Corp.	4.078%	4/23/40	18,480	20,960
	Bank of America Corp.	5.875%	2/7/42	13,775	19,540
	Bank of America Corp.	5.000%	1/21/44	19,410	25,347
	Bank of America Corp.	4.875%	4/1/44	11,875	15,172
	Bank of America Corp.	4.750%	4/21/45	2,875	3,495
[4]	Bank of America Corp.	4.443%	1/20/48	6,475	7,881
[4]	Bank of America Corp.	3.946%	1/23/49	10,575	11,983
[4]	Bank of America Corp.	4.330%	3/15/50	20,600	24,705
	Bank of America NA	6.000%	10/15/36	7,400	10,189
	Bank of Montreal	3.100%	4/13/21	17,000	17,246
	Bank of Montreal	1.900%	8/27/21	17,600	17,622
	Bank of Montreal	2.900%	3/26/22	27,150	27,645
	Bank of Montreal	2.350%	9/11/22	1,503	1,516

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of Montreal	2.550%	11/6/22	3,628	3,686
	Bank of Montreal	3.300%	2/5/24	9,900	10,307
	Bank of Montreal	2.500%	6/28/24	8,700	8,773
[4]	Bank of Montreal	4.338%	10/5/28	3,850	4,062
[4]	Bank of Montreal	3.803%	12/15/32	24,675	25,755
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,426
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,150	3,235
	Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,278
	Bank of New York Mellon Corp.	2.950%	1/29/23	38,570	39,587
	Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,717
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,170
	Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,381
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,089
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,165
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,028
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	7,787
	Bank of New York Mellon Corp.	2.100%	10/24/24	10,525	10,517
	Bank of New York Mellon Corp.	3.000%	2/24/25	200	208
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,154
	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,514
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	13,550
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,588
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,366
	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,801
	Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	10,581
	Bank of Nova Scotia	4.375%	1/13/21	1,220	1,250
	Bank of Nova Scotia	2.800%	7/21/21	16,580	16,811
	Bank of Nova Scotia	2.700%	3/7/22	8,400	8,537
	Bank of Nova Scotia	2.000%	11/15/22	3,750	3,754
	Bank of Nova Scotia	2.375%	1/18/23	17,350	17,531
	Bank of Nova Scotia	3.400%	2/11/24	10,000	10,450
	Bank of Nova Scotia	4.500%	12/16/25	19,100	20,897
	Bank of Nova Scotia	2.700%	8/3/26	23,425	23,802
	Bank One Corp.	7.625%	10/15/26	875	1,123
	Bank One Corp.	8.000%	4/29/27	2,500	3,303
	Bank One Michigan	8.250%	11/1/24	6,000	7,475
	Barclays Bank plc	2.650%	1/11/21	7,250	7,291
	Barclays plc	3.250%	1/12/21	9,200	9,264
	Barclays plc	3.200%	8/10/21	3,500	3,541
	Barclays plc	3.684%	1/10/23	18,925	19,378
[4]	Barclays plc	4.610%	2/15/23	17,800	18,556
[4]	Barclays plc	4.338%	5/16/24	14,800	15,523
	Barclays plc	3.650%	3/16/25	14,900	15,509
[4]	Barclays plc	3.932%	5/7/25	7,900	8,298
	Barclays plc	4.375%	1/12/26	17,200	18,622
	Barclays plc	4.337%	1/10/28	9,800	10,500
[4]	Barclays plc	4.972%	5/16/29	13,600	15,282
	Barclays plc	5.250%	8/17/45	7,250	8,735
	Barclays plc	4.950%	1/10/47	7,850	9,184
	BBVA USA	3.500%	6/11/21	9,025	9,171
	BBVA USA	2.875%	6/29/22	14,100	14,289
	BNP Paribas SA	5.000%	1/15/21	24,204	24,913
	BNP Paribas SA	3.250%	3/3/23	9,025	9,352
[7]	BNP Paribas SA	3.800%	1/10/24	500	524

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	BNP Paribas SA	4.250%	10/15/24	3,600	3,834
	BPCE SA	2.650%	2/3/21	5,275	5,307
	BPCE SA	2.750%	12/2/21	13,750	13,948
[7]	BPCE SA	3.000%	5/22/22	5,700	5,797
	BPCE SA	4.000%	4/15/24	12,800	13,696
	BPCE SA	3.375%	12/2/26	4,000	4,193
[7]	BPCE SA	3.250%	1/11/28	275	286
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,268
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,218
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,397
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,940
	Capital One Bank USA NA	3.375%	2/15/23	15,110	15,565
	Capital One Financial Corp.	3.450%	4/30/21	8,000	8,140
	Capital One Financial Corp.	4.750%	7/15/21	445	463
	Capital One Financial Corp.	3.050%	3/9/22	7,350	7,499
	Capital One Financial Corp.	3.200%	1/30/23	22,000	22,621
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,430
	Capital One Financial Corp.	3.900%	1/29/24	4,000	4,243
	Capital One Financial Corp.	3.750%	4/24/24	9,900	10,387
	Capital One Financial Corp.	3.300%	10/30/24	14,194	14,643
	Capital One Financial Corp.	3.200%	2/5/25	7,000	7,212
	Capital One Financial Corp.	4.250%	4/30/25	3,350	3,644
	Capital One Financial Corp.	4.200%	10/29/25	625	672
	Capital One Financial Corp.	3.750%	7/28/26	12,700	13,313
	Capital One Financial Corp.	3.750%	3/9/27	4,750	5,041
	Capital One Financial Corp.	3.800%	1/31/28	19,950	21,430
	Capital One NA	2.950%	7/23/21	19,500	19,772
	Capital One NA	2.250%	9/13/21	7,600	7,624
	Capital One NA	2.650%	8/8/22	11,900	12,075
	Citibank NA	2.850%	2/12/21	8,900	8,972
	Citibank NA	3.400%	7/23/21	12,725	12,980
[4]	Citibank NA	3.165%	2/19/22	33,525	33,940
[4]	Citibank NA	2.844%	5/20/22	11,000	11,135
	Citigroup Inc.	2.700%	3/30/21	25,720	25,906
	Citigroup Inc.	2.350%	8/2/21	7,850	7,889
	Citigroup Inc.	2.900%	12/8/21	35,350	35,876
	Citigroup Inc.	4.500%	1/14/22	13,675	14,324
	Citigroup Inc.	2.750%	4/25/22	21,100	21,440
	Citigroup Inc.	4.050%	7/30/22	9,500	9,925
	Citigroup Inc.	2.700%	10/27/22	5,000	5,080
[4]	Citigroup Inc.	2.312%	11/4/22	13,025	13,058
[4]	Citigroup Inc.	3.142%	1/24/23	22,000	22,371
	Citigroup Inc.	3.375%	3/1/23	1,925	1,991
	Citigroup Inc.	3.500%	5/15/23	22,865	23,699
[4]	Citigroup Inc.	2.876%	7/24/23	13,675	13,907
	Citigroup Inc.	3.875%	10/25/23	25,880	27,480
[4]	Citigroup Inc.	4.044%	6/1/24	5,000	5,292
	Citigroup Inc.	3.750%	6/16/24	2,400	2,548
	Citigroup Inc.	4.000%	8/5/24	5,525	5,892
	Citigroup Inc.	3.875%	3/26/25	11,325	11,935
[4]	Citigroup Inc.	3.352%	4/24/25	11,900	12,376
	Citigroup Inc.	3.300%	4/27/25	1,950	2,046
	Citigroup Inc.	4.400%	6/10/25	39,525	42,932

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	5.500%	9/13/25	9,400	10,732
	Citigroup Inc.	3.700%	1/12/26	7,702	8,194
	Citigroup Inc.	4.600%	3/9/26	24,650	27,151
	Citigroup Inc.	3.400%	5/1/26	10,250	10,708
	Citigroup Inc.	3.200%	10/21/26	31,250	32,328
	Citigroup Inc.	4.300%	11/20/26	7,850	8,530
	Citigroup Inc.	4.450%	9/29/27	35,500	39,036
[4]	Citigroup Inc.	3.887%	1/10/28	25,625	27,462
	Citigroup Inc.	6.625%	1/15/28	25	31
[4]	Citigroup Inc.	3.668%	7/24/28	48,950	51,981
	Citigroup Inc.	4.125%	7/25/28	600	651
[4]	Citigroup Inc.	3.520%	10/27/28	49,825	52,318
[4]	Citigroup Inc.	4.075%	4/23/29	4,964	5,428
[4]	Citigroup Inc.	3.980%	3/20/30	8,325	9,095
[4]	Citigroup Inc.	2.976%	11/5/30	19,100	19,395
	Citigroup Inc.	6.625%	6/15/32	225	301
	Citigroup Inc.	5.875%	2/22/33	3,000	3,675
	Citigroup Inc.	6.000%	10/31/33	5,485	7,053
	Citigroup Inc.	6.125%	8/25/36	10,418	13,476
[4]	Citigroup Inc.	3.878%	1/24/39	11,125	12,171
	Citigroup Inc.	8.125%	7/15/39	17,836	29,771
	Citigroup Inc.	5.875%	1/30/42	13,339	18,809
	Citigroup Inc.	6.675%	9/13/43	4,600	6,715
	Citigroup Inc.	4.950%	11/7/43	8,250	9,059
	Citigroup Inc.	5.300%	5/6/44	6,200	7,860
	Citigroup Inc.	4.650%	7/30/45	7,275	8,936
	Citigroup Inc.	4.750%	5/18/46	22,955	27,483
[4]	Citigroup Inc.	4.281%	4/24/48	1,850	2,174
	Citigroup Inc.	4.650%	7/23/48	11,995	14,954
	Citizens Bank NA	2.550%	5/13/21	550	553
	Citizens Bank NA	2.650%	5/26/22	5,600	5,677
	Citizens Bank NA	3.700%	3/29/23	9,000	9,403
	Citizens Bank NA	3.250%	2/14/22	12,000	12,283
	Citizens Bank NA	3.750%	2/18/26	3,900	4,165
	Citizens Financial Group Inc.	2.375%	7/28/21	1,000	1,002
	Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,240
	Citizens Financial Group Inc.	2.850%	7/27/26	950	965
	Comerica Bank	4.000%	7/27/25	2,975	3,182
	Comerica Inc.	3.700%	7/31/23	19,887	20,874
	Comerica Inc.	3.800%	7/22/26	850	895
	Comerica Inc.	4.000%	2/1/29	300	326
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	10,600	10,779
[7]	Commonwealth Bank of Australia	3.350%	6/4/24	40,150	41,963
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	503
	Cooperatieve Rabobank UA	4.500%	1/11/21	2,040	2,090
	Cooperatieve Rabobank UA	2.500%	1/19/21	35,700	35,866
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,705
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	20,640
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	21,727
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	14,538
	Cooperatieve Rabobank UA	3.375%	5/21/25	7,592	8,022
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,625	12,574
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	8,042
	Cooperatieve Rabobank UA	5.250%	5/24/41	9,855	13,413

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	10,426
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,873	19,934
	Credit Suisse AG	3.000%	10/29/21	12,050	12,273
	Credit Suisse AG	2.100%	11/12/21	6,900	6,916
	Credit Suisse AG	3.625%	9/9/24	20,492	21,755
[7]	Credit Suisse Group AG	3.574%	1/9/23	17,625	18,086
[7]	Credit Suisse Group AG	4.282%	1/9/28	5,700	6,173
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,172
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,505	25,885
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,250	18,968
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	18,815	19,683
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,150	24,465
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,950	11,034
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	15,550	19,534
	Credit Suisse USA Inc.	7.125%	7/15/32	4,791	7,025
[7]	Danske Bank A/S	2.800%	3/10/21	200	201
	Deutsche Bank AG	3.125%	1/13/21	5,975	5,988
	Deutsche Bank AG	3.150%	1/22/21	15,800	15,864
	Deutsche Bank AG	3.375%	5/12/21	1,675	1,686
	Deutsche Bank AG	4.250%	10/14/21	20,575	21,151
	Deutsche Bank AG	3.300%	11/16/22	5,900	5,958
	Deutsche Bank AG	3.950%	2/27/23	15,000	15,335
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,544
	Deutsche Bank AG	3.700%	5/30/24	7,800	7,961
	Deutsche Bank AG	4.250%	2/4/21	13,550	13,731
	Deutsche Bank AG	5.000%	2/14/22	3,425	3,575
[4]	Deutsche Bank AG	3.961%	11/26/25	25,000	25,509
	Discover Bank	3.200%	8/9/21	1,400	1,422
	Discover Bank	3.350%	2/6/23	9,300	9,574
	Discover Bank	4.200%	8/8/23	9,475	10,065
	Discover Bank	2.450%	9/12/24	6,400	6,366
	Discover Bank	4.250%	3/13/26	2,175	2,349
	Discover Bank	3.450%	7/27/26	6,250	6,482
[4]	Discover Bank	4.682%	8/9/28	3,000	3,130
	Discover Bank	4.650%	9/13/28	6,400	7,174
	Discover Financial Services	5.200%	4/27/22	1,050	1,119
	Discover Financial Services	3.850%	11/21/22	5,630	5,881
	Discover Financial Services	3.950%	11/6/24	15,800	16,744
	Discover Financial Services	3.750%	3/4/25	5,090	5,372
	Discover Financial Services	4.500%	1/30/26	6,600	7,218
	Discover Financial Services	4.100%	2/9/27	5,300	5,681
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,957
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,562
	Fifth Third Bancorp	3.650%	1/25/24	38,138	40,118
	Fifth Third Bancorp	2.375%	1/28/25	6,075	6,071
	Fifth Third Bancorp	3.950%	3/14/28	4,400	4,832
	Fifth Third Bancorp	8.250%	3/1/38	9,138	14,048
	Fifth Third Bank	2.250%	6/14/21	16,300	16,364
	Fifth Third Bank	3.350%	7/26/21	5,625	5,742
	Fifth Third Bank	3.950%	7/28/25	10,900	11,820
	Fifth Third Bank	3.850%	3/15/26	10,500	11,154
	First Horizon National Corp.	3.500%	12/15/20	4,350	4,395
	First Republic Bank	2.500%	6/6/22	9,800	9,889
	First Republic Bank	4.375%	8/1/46	1,450	1,570

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	First Republic Bank	4.625%	2/13/47	2,675	3,089
	FirstMerit Bank NA	4.270%	11/25/26	2,150	2,303
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	12,254
	Goldman Sachs Group Inc.	2.600%	12/27/20	500	501
	Goldman Sachs Group Inc.	2.875%	2/25/21	21,272	21,472
	Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,321
	Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,270
	Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,680
	Goldman Sachs Group Inc.	5.750%	1/24/22	25,144	26,908
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,520	37,000
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	28,525	28,869
	Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	25,574
	Goldman Sachs Group Inc.	3.200%	2/23/23	33,840	34,791
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	25,389
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	23,991
	Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	34,111
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	31,802
	Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,307
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,080	20,028
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,029	9,556
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	38,685	39,924
	Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	4,066
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	22,881
	Goldman Sachs Group Inc.	3.500%	11/16/26	33,115	34,539
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,589
	Goldman Sachs Group Inc.	3.850%	1/26/27	22,750	24,184
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	28,075	29,779
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	60,359	64,572
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	25,275	27,766
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	11,112
	Goldman Sachs Group Inc.	6.750%	10/1/37	48,874	67,745
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	25,522
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	25,985	29,488
	Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	25,251
	Goldman Sachs Group Inc.	4.800%	7/8/44	31,575	38,216
	Goldman Sachs Group Inc.	5.150%	5/22/45	22,625	27,694
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,200	2,680
	HSBC Bank USA NA	7.000%	1/15/39	7,726	11,262
	HSBC Holdings plc	3.400%	3/8/21	30,973	31,433
	HSBC Holdings plc	5.100%	4/5/21	14,670	15,198
	HSBC Holdings plc	2.950%	5/25/21	30,225	30,590
	HSBC Holdings plc	2.650%	1/5/22	33,405	33,769
	HSBC Holdings plc	4.875%	1/14/22	1,895	1,997
	HSBC Holdings plc	4.000%	3/30/22	6,080	6,326
[4]	HSBC Holdings plc	3.262%	3/13/23	26,875	27,460
	HSBC Holdings plc	3.600%	5/25/23	25,300	26,311
[4]	HSBC Holdings plc	3.033%	11/22/23	7,950	8,113
	HSBC Holdings plc	4.250%	3/14/24	10,600	11,249
[4]	HSBC Holdings plc	3.950%	5/18/24	34,900	36,598
[4]	HSBC Holdings plc	3.803%	3/11/25	34,125	35,813
[4]	HSBC Holdings plc	2.633%	11/7/25	14,200	14,167
	HSBC Holdings plc	4.300%	3/8/26	35,305	38,358
	HSBC Holdings plc	3.900%	5/25/26	23,300	24,806
[4]	HSBC Holdings plc	4.292%	9/12/26	43,400	46,610

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	HSBC Holdings plc	4.375%	11/23/26	21,300	23,032
[4]	HSBC Holdings plc	4.041%	3/13/28	25,200	26,886
[4]	HSBC Holdings plc	4.583%	6/19/29	19,600	21,866
[4]	HSBC Holdings plc	3.973%	5/22/30	11,407	12,253
	HSBC Holdings plc	7.625%	5/17/32	575	795
	HSBC Holdings plc	7.350%	11/27/32	600	832
	HSBC Holdings plc	6.500%	5/2/36	13,965	18,986
	HSBC Holdings plc	6.500%	9/15/37	28,615	39,027
	HSBC Holdings plc	6.800%	6/1/38	5,553	7,897
	HSBC Holdings plc	6.100%	1/14/42	3,325	4,716
	HSBC Holdings plc	5.250%	3/14/44	25,750	32,594
	HSBC USA Inc.	3.500%	6/23/24	11,475	12,141
	Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,101
	Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,803
	Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,506
	Huntington Bancshares Inc.	4.000%	5/15/25	3,750	4,038
	Huntington National Bank	3.250%	5/14/21	12,500	12,703
	Huntington National Bank	3.125%	4/1/22	4,500	4,588
	Huntington National Bank	2.500%	8/7/22	10,000	10,112
	Huntington National Bank	3.550%	10/6/23	5,700	5,967
	ING Groep NV	3.150%	3/29/22	3,050	3,113
	ING Groep NV	4.100%	10/2/23	17,000	18,022
	ING Groep NV	3.550%	4/9/24	5,300	5,548
	ING Groep NV	3.950%	3/29/27	10,500	11,290
	ING Groep NV	4.550%	10/2/28	10,800	12,245
	ING Groep NV	4.050%	4/9/29	10,160	11,139
	JPMorgan Chase & Co.	2.550%	3/1/21	18,315	18,418
	JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,181
	JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,559
	JPMorgan Chase & Co.	2.295%	8/15/21	47,400	47,483
	JPMorgan Chase & Co.	4.350%	8/15/21	16,115	16,714
	JPMorgan Chase & Co.	4.500%	1/24/22	31,150	32,666
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,892
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,166
	JPMorgan Chase & Co.	2.972%	1/15/23	13,995	14,268
	JPMorgan Chase & Co.	3.200%	1/25/23	17,125	17,663
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,224
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,633
	JPMorgan Chase & Co.	3.375%	5/1/23	15,300	15,883
	JPMorgan Chase & Co.	2.700%	5/18/23	18,475	18,815
	JPMorgan Chase & Co.	3.875%	2/1/24	23,170	24,782
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	46,855	48,833
	JPMorgan Chase & Co.	3.625%	5/13/24	18,566	19,622
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	6,025	6,348
	JPMorgan Chase & Co.	3.875%	9/10/24	73,814	78,944
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	13,000	13,851
	JPMorgan Chase & Co.	3.125%	1/23/25	23,895	24,925
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	25,850	26,704
	JPMorgan Chase & Co.	3.900%	7/15/25	23,341	25,180
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	10,000	9,988
	JPMorgan Chase & Co.	3.300%	4/1/26	23,000	24,107
	JPMorgan Chase & Co.	3.200%	6/15/26	17,100	17,801
	JPMorgan Chase & Co.	2.950%	10/1/26	34,625	35,589
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	31,456

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	14,875	16,096
	JPMorgan Chase & Co.	4.250%	10/1/27	10,100	11,166
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,238
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	29,075	31,226
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	17,450	18,483
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	38,350	40,645
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	13,930	15,248
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	39,900	44,425
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	29,300	33,332
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	450	485
	JPMorgan Chase & Co.	8.750%	9/1/30	240	350
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	10,000	10,000
	JPMorgan Chase & Co.	6.400%	5/15/38	11,465	16,532
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	32,050	35,440
	JPMorgan Chase & Co.	5.500%	10/15/40	29,469	39,394
	JPMorgan Chase & Co.	5.600%	7/15/41	5,442	7,450
	JPMorgan Chase & Co.	5.400%	1/6/42	4,075	5,511
	JPMorgan Chase & Co.	5.625%	8/16/43	14,010	18,789
	JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,279
	JPMorgan Chase & Co.	4.950%	6/1/45	10,600	13,351
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	24,500	28,713
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	16,950	19,196
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	38,450	43,113
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	17,870	19,987
	KeyBank NA	3.350%	6/15/21	3,275	3,343
	KeyBank NA	2.500%	11/22/21	11,000	11,122
	KeyBank NA	2.400%	6/9/22	1,550	1,567
	KeyBank NA	2.300%	9/14/22	9,550	9,643
	KeyBank NA	3.375%	3/7/23	4,000	4,157
	KeyBank NA	3.300%	6/1/25	1,125	1,185
	KeyBank NA	3.400%	5/20/26	2,000	2,075
[4]	KeyBank NA	3.180%	10/15/27	2,625	2,678
	KeyBank NA	6.950%	2/1/28	500	631
	KeyCorp	5.100%	3/24/21	9,090	9,427
	KeyCorp	4.150%	10/29/25	6,750	7,387
	KeyCorp	4.100%	4/30/28	18,000	19,640
	KeyCorp	2.550%	10/1/29	6,400	6,258
	Lloyds Bank plc	6.375%	1/21/21	5,300	5,514
	Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,421
[4]	Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,777
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	36,721
[4]	Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,940
	Lloyds Banking Group plc	3.900%	3/12/24	8,500	8,956
	Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,849
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,628
	Lloyds Banking Group plc	4.582%	12/10/25	29,946	32,316
	Lloyds Banking Group plc	4.650%	3/24/26	12,514	13,544
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	10,229
	Lloyds Banking Group plc	4.375%	3/22/28	22,510	24,781
	Lloyds Banking Group plc	4.550%	8/16/28	7,150	7,984
[4]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	22,075
	Lloyds Banking Group plc	5.300%	12/1/45	2,925	3,553
	Lloyds Banking Group plc	4.344%	1/9/48	17,750	19,177
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,729

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	13,257
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,393
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,044	12,162
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	5,800	5,930
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,150	17,175
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,838
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	23,000	23,536
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,675	28,031
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	7,000	7,100
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,242
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	21,008
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,020
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	29,194
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	15,070
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,859
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,550	7,026
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,528
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	9,148
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,550	26,476
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,650	14,820
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,369
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	16,950	18,205
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	14,707
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,850	3,278
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,450	12,543
	Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,306
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	17,946
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	12,650	13,264
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	17,926
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,264
	Mizuho Financial Group Inc.	4.018%	3/5/28	23,350	25,413
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,199
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	27,200	27,775
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,275	4,302
	Morgan Stanley	5.750%	1/25/21	12,940	13,415
	Morgan Stanley	2.500%	4/21/21	25,300	25,411
	Morgan Stanley	5.500%	7/28/21	3,275	3,447
	Morgan Stanley	2.625%	11/17/21	10,435	10,552
	Morgan Stanley	2.750%	5/19/22	32,475	33,041
	Morgan Stanley	4.875%	11/1/22	16,525	17,695
	Morgan Stanley	3.125%	1/23/23	25,025	25,703
	Morgan Stanley	3.750%	2/25/23	42,140	44,011
	Morgan Stanley	4.100%	5/22/23	20,525	21,600
[4]	Morgan Stanley	3.737%	4/24/24	9,150	9,528
	Morgan Stanley	3.875%	4/29/24	26,540	28,153
	Morgan Stanley	3.700%	10/23/24	25,302	26,802
	Morgan Stanley	4.000%	7/23/25	46,975	50,801
	Morgan Stanley	5.000%	11/24/25	25,290	28,397
	Morgan Stanley	3.875%	1/27/26	28,029	30,064
	Morgan Stanley	3.125%	7/27/26	37,700	38,805
	Morgan Stanley	6.250%	8/9/26	9,650	11,716
	Morgan Stanley	4.350%	9/8/26	19,070	20,818
	Morgan Stanley	3.625%	1/20/27	16,785	17,822
	Morgan Stanley	3.950%	4/23/27	5,255	5,618

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Morgan Stanley	3.591%	7/22/28	40,765	43,186
[4]	Morgan Stanley	3.772%	1/24/29	19,225	20,651
[4]	Morgan Stanley	4.431%	1/23/30	19,537	22,047
	Morgan Stanley	7.250%	4/1/32	7,000	10,048
[4]	Morgan Stanley	3.971%	7/22/38	1,850	2,052
[4]	Morgan Stanley	4.457%	4/22/39	18,825	22,156
	Morgan Stanley	6.375%	7/24/42	28,425	41,849
	Morgan Stanley	4.300%	1/27/45	34,625	40,660
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,795
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,759
	MUFG Union Bank NA	3.150%	4/1/22	31,800	32,513
	MUFG Union Bank NA	2.100%	12/9/22	19,290	19,329
	National Australia Bank Ltd.	2.500%	1/12/21	300	301
	National Australia Bank Ltd.	2.625%	1/14/21	4,000	4,023
	National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,493
	National Australia Bank Ltd.	3.375%	9/20/21	8,750	8,961
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,191
	National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,301
	National Australia Bank Ltd.	2.500%	5/22/22	15,800	15,988
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,277
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,555
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,510
	National Australia Bank Ltd.	2.500%	7/12/26	12,175	12,222
	Northern Trust Corp.	2.375%	8/2/22	5,480	5,527
	Northern Trust Corp.	3.950%	10/30/25	8,750	9,419
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,700
	Northern Trust Corp.	3.150%	5/3/29	4,200	4,421
[4]	Northern Trust Corp.	3.375%	5/8/32	4,950	5,016
	People’s United Bank NA	4.000%	7/15/24	3,000	3,122
	People’s United Financial Inc.	3.650%	12/6/22	5,695	5,915
	PNC Bank NA	2.500%	1/22/21	2,400	2,411
	PNC Bank NA	2.150%	4/29/21	15,000	15,030
	PNC Bank NA	2.550%	12/9/21	17,100	17,242
	PNC Bank NA	2.625%	2/17/22	20,800	21,015
	PNC Bank NA	2.450%	7/28/22	925	934
	PNC Bank NA	2.700%	11/1/22	16,088	16,242
[4]	PNC Bank NA	2.028%	12/9/22	6,440	6,445
	PNC Bank NA	2.950%	1/30/23	4,500	4,591
	PNC Bank NA	3.300%	10/30/24	3,850	4,004
	PNC Bank NA	2.950%	2/23/25	5,750	5,880
	PNC Bank NA	3.250%	6/1/25	4,550	4,765
	PNC Bank NA	4.200%	11/1/25	4,625	5,027
	PNC Bank NA	3.100%	10/25/27	275	287
	PNC Bank NA	3.250%	1/22/28	10,775	11,312
	PNC Bank NA	4.050%	7/26/28	5,750	6,312
	PNC Bank NA	2.700%	10/22/29	3,500	3,479
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,392
	PNC Financial Services Group Inc.	3.500%	1/23/24	27,050	28,391
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,900	18,811
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	19,711
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	14,239
	PNC Funding Corp.	3.300%	3/8/22	2,740	2,814
	Regions Bank	2.750%	4/1/21	4,700	4,733
	Regions Bank	6.450%	6/26/37	1,229	1,578

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Regions Bank	3.374%	8/13/21	5,950	5,995
	Regions Financial Corp.	2.750%	8/14/22	2,625	2,670
	Regions Financial Corp.	3.800%	8/14/23	7,000	7,380
	Regions Financial Corp.	7.375%	12/10/37	7,000	9,890
	Royal Bank of Canada	2.500%	1/19/21	5,000	5,022
	Royal Bank of Canada	3.200%	4/30/21	25,100	25,545
	Royal Bank of Canada	2.750%	2/1/22	13,000	13,215
	Royal Bank of Canada	2.800%	4/29/22	14,000	14,265
	Royal Bank of Canada	3.700%	10/5/23	8,800	9,279
	Royal Bank of Canada	2.550%	7/16/24	7,800	7,916
	Royal Bank of Canada	2.250%	11/1/24	35,000	35,162
	Royal Bank of Canada	4.650%	1/27/26	6,400	7,104
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,469
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	10,050	10,263
	Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,790
	Royal Bank of Scotland Group plc	3.875%	9/12/23	24,300	25,401
	Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	6,169
	Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	25,058
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	23,317
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	11,500	12,198
	Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,883
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	20,000	22,547
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	2,225	2,270
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	34,200	39,233
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	10,000	11,006
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,684
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,139
	Santander Holdings USA Inc.	4.500%	7/17/25	19,500	20,967
[7]	Santander Holdings USA Inc.	3.244%	10/5/26	28,318	28,449
	Santander Holdings USA Inc.	4.400%	7/13/27	12,150	13,091
	Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,368
	Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,446
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	7,159
[4]	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,454
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,200
	Santander UK plc	3.400%	6/1/21	14,650	14,943
	Santander UK plc	4.000%	3/13/24	12,350	13,154
	Santander UK plc	2.875%	6/18/24	8,700	8,879
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,858
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,850	20,776
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,580
	State Street Corp.	4.375%	3/7/21	1,185	1,219
	State Street Corp.	1.950%	5/19/21	26,097	26,116
[4]	State Street Corp.	2.653%	5/15/23	12,000	12,184
	State Street Corp.	3.100%	5/15/23	19,007	19,518
	State Street Corp.	3.700%	11/20/23	373	396
[4]	State Street Corp.	3.776%	12/3/24	5,800	6,114
	State Street Corp.	3.300%	12/16/24	2,500	2,636
	State Street Corp.	3.550%	8/18/25	11,086	11,914
[4]	State Street Corp.	2.354%	11/1/25	13,825	13,841
	State Street Corp.	2.650%	5/19/26	4,725	4,797
[4]	State Street Corp.	4.141%	12/3/29	2,250	2,512
[4]	State Street Corp.	3.031%	11/1/34	17,850	17,804
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,772

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	560
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,652
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,216
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,815
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,658
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	4,545	4,598
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,858
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	9,010
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,145
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,350	8,491
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	8,123
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,500	7,671
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,478
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,680
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	34,950	35,422
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	33,751
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	26,600	28,327
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,925
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	16,729
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,093
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,650	12,132
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	15,201
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,565
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,987
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	12,500	12,728
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,400	6,461
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	13,444
	SVB Financial Group	3.500%	1/29/25	2,250	2,350
	Svenska Handelsbanken AB	2.450%	3/30/21	15,750	15,841
	Svenska Handelsbanken AB	3.350%	5/24/21	26,000	26,481
	Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,515
	Synchrony Bank	3.650%	5/24/21	5,900	6,016
	Synchrony Bank	3.000%	6/15/22	2,375	2,419
	Synchrony Financial	3.750%	8/15/21	7,450	7,616
	Synchrony Financial	2.850%	7/25/22	1,900	1,925
	Synchrony Financial	4.375%	3/19/24	1,625	1,727
	Synchrony Financial	4.250%	8/15/24	6,850	7,308
	Synchrony Financial	4.500%	7/23/25	15,525	16,771
	Synchrony Financial	3.700%	8/4/26	4,325	4,457
	Synchrony Financial	3.950%	12/1/27	12,415	13,032
	Synchrony Financial	5.150%	3/19/29	1,250	1,420
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,810
	Toronto-Dominion Bank	2.500%	12/14/20	19,500	19,608
	Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,832
	Toronto-Dominion Bank	2.125%	4/7/21	18,600	18,666
	Toronto-Dominion Bank	1.800%	7/13/21	17,100	17,094
	Toronto-Dominion Bank	1.900%	12/1/22	9,950	9,951
	Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,264
	Toronto-Dominion Bank	3.250%	3/11/24	19,900	20,763
	Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,645
[4]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,688
	Truist Bank	2.850%	4/1/21	3,000	3,030
	Truist Bank	2.625%	1/15/22	10,232	10,359
	Truist Bank	2.800%	5/17/22	4,000	4,070

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Truist Bank	2.450%	8/1/22	8,583	8,670
[4]	Truist Bank	3.502%	8/2/22	4,400	4,493
	Truist Bank	3.000%	2/2/23	5,000	5,119
	Truist Bank	2.750%	5/1/23	2,150	2,181
	Truist Bank	3.200%	4/1/24	39,615	41,125
[4]	Truist Bank	3.689%	8/2/24	8,900	9,323
	Truist Bank	2.150%	12/6/24	11,635	11,613
	Truist Bank	3.625%	9/16/25	9,350	9,945
	Truist Bank	3.300%	5/15/26	3,000	3,119
	Truist Bank	3.800%	10/30/26	3,450	3,697
	Truist Financial Corp	2.900%	3/3/21	2,525	2,546
	Truist Financial Corp.	2.150%	2/1/21	6,575	6,587
	Truist Financial Corp.	2.050%	5/10/21	14,025	14,035
	Truist Financial Corp.	3.200%	9/3/21	8,000	8,160
	Truist Financial Corp.	2.700%	1/27/22	10,025	10,162
	Truist Financial Corp.	3.950%	3/22/22	2,049	2,123
	Truist Financial Corp.	2.750%	4/1/22	7,000	7,122
	Truist Financial Corp.	3.050%	6/20/22	7,000	7,141
	Truist Financial Corp.	3.750%	12/6/23	600	634
	Truist Financial Corp.	2.500%	8/1/24	10,525	10,649
	Truist Financial Corp.	2.850%	10/26/24	21,739	22,464
	Truist Financial Corp.	4.000%	5/1/25	5,000	5,409
	Truist Financial Corp.	3.700%	6/5/25	13,500	14,541
	Truist Financial Corp.	3.875%	3/19/29	6,609	7,115
[7]	UBS AG	2.450%	12/1/20	20,000	20,064
	US Bancorp	2.350%	1/29/21	3,675	3,691
	US Bancorp	4.125%	5/24/21	2,515	2,587
	US Bancorp	2.625%	1/24/22	10,050	10,200
	US Bancorp	3.000%	3/15/22	4,225	4,321
	US Bancorp	2.950%	7/15/22	10,725	10,996
	US Bancorp	3.700%	1/30/24	11,050	11,743
	US Bancorp	3.375%	2/5/24	11,500	12,036
	US Bancorp	2.400%	7/30/24	11,100	11,235
	US Bancorp	3.600%	9/11/24	12,445	13,199
	US Bancorp	3.950%	11/17/25	1,318	1,449
	US Bancorp	3.100%	4/27/26	4,450	4,632
	US Bancorp	2.375%	7/22/26	20,550	20,600
	US Bancorp	3.150%	4/27/27	13,000	13,601
	US Bancorp	3.900%	4/26/28	5,600	6,281
	US Bancorp	3.000%	7/30/29	3,000	3,070
	US Bank NA	2.850%	1/23/23	4,625	4,746
	US Bank NA	3.400%	7/24/23	7,825	8,184
	US Bank NA	2.800%	1/27/25	17,050	17,571
	US Bank NA	3.450%	11/16/21	3,700	3,805
	US Bank NA	2.650%	5/23/22	10,250	10,427
	US Bank NA	1.950%	1/9/23	15,450	15,464
	Wachovia Corp.	6.605%	10/1/25	1,150	1,358
	Wachovia Corp.	7.500%	4/15/35	500	700
	Wachovia Corp.	5.500%	8/1/35	4,725	5,981
	Wachovia Corp.	6.550%	10/15/35	250	320
	Wells Fargo & Co.	2.550%	12/7/20	5,325	5,348
	Wells Fargo & Co.	3.000%	1/22/21	11,010	11,135
	Wells Fargo & Co.	2.500%	3/4/21	23,225	23,386
	Wells Fargo & Co.	4.600%	4/1/21	15,015	15,474
	Wells Fargo & Co.	2.100%	7/26/21	47,400	47,477

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wells Fargo & Co.	3.500%	3/8/22	7,815	8,055
	Wells Fargo & Co.	2.625%	7/22/22	36,750	37,243
	Wells Fargo & Co.	3.069%	1/24/23	54,147	55,075
	Wells Fargo & Co.	3.450%	2/13/23	23,387	24,191
	Wells Fargo & Co.	4.125%	8/15/23	26,812	28,427
	Wells Fargo & Co.	4.480%	1/16/24	6,800	7,324
	Wells Fargo & Co.	3.750%	1/24/24	5,710	6,014
	Wells Fargo & Co.	3.300%	9/9/24	21,735	22,750
	Wells Fargo & Co.	3.000%	2/19/25	22,775	23,488
	Wells Fargo & Co.	3.550%	9/29/25	18,600	19,651
[4]	Wells Fargo & Co.	2.406%	10/30/25	55,000	54,863
	Wells Fargo & Co.	3.000%	4/22/26	29,975	30,831
	Wells Fargo & Co.	4.100%	6/3/26	27,600	29,668
	Wells Fargo & Co.	3.000%	10/23/26	23,423	23,941
[4]	Wells Fargo & Co.	3.196%	6/17/27	20,000	20,702
	Wells Fargo & Co.	4.300%	7/22/27	17,125	18,689
[4]	Wells Fargo & Co.	3.584%	5/22/28	15,825	16,779
	Wells Fargo & Co.	4.150%	1/24/29	25,500	28,333
[4]	Wells Fargo & Co.	2.879%	10/30/30	51,375	51,679
	Wells Fargo & Co.	5.375%	2/7/35	9,100	11,732
	Wells Fargo & Co.	5.375%	11/2/43	30,854	38,870
	Wells Fargo & Co.	5.606%	1/15/44	15,600	20,629
	Wells Fargo & Co.	4.650%	11/4/44	16,595	19,437
	Wells Fargo & Co.	3.900%	5/1/45	7,705	8,748
	Wells Fargo & Co.	4.900%	11/17/45	19,525	23,830
	Wells Fargo & Co.	4.400%	6/14/46	7,400	8,489
	Wells Fargo & Co.	4.750%	12/7/46	21,825	25,995
	Wells Fargo Bank NA	2.600%	1/15/21	26,450	26,598
[4]	Wells Fargo Bank NA	3.325%	7/23/21	15,505	15,607
	Wells Fargo Bank NA	3.625%	10/22/21	14,850	15,277
[4]	Wells Fargo Bank NA	2.897%	5/27/22	9,000	9,097
	Wells Fargo Bank NA	3.550%	8/14/23	24,875	25,985
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,904
	Wells Fargo Bank NA	5.850%	2/1/37	11,275	14,955
	Wells Fargo Bank NA	6.600%	1/15/38	10,645	15,308
[4]	Wells Fargo Capital X	5.950%	12/1/86	3,425	4,204
	Westpac Banking Corp.	2.650%	1/25/21	4,875	4,907
	Westpac Banking Corp.	2.100%	5/13/21	28,075	28,103
	Westpac Banking Corp.	2.000%	8/19/21	8,750	8,751
	Westpac Banking Corp.	2.500%	6/28/22	28,000	28,297
	Westpac Banking Corp.	2.750%	1/11/23	8,000	8,132
	Westpac Banking Corp.	3.650%	5/15/23	7,400	7,757
	Westpac Banking Corp.	3.300%	2/26/24	10,700	11,130
	Westpac Banking Corp.	2.350%	2/19/25	25,000	25,046
	Westpac Banking Corp.	2.850%	5/13/26	17,925	18,301
	Westpac Banking Corp.	2.700%	8/19/26	1,550	1,567
	Westpac Banking Corp.	3.350%	3/8/27	11,900	12,582
	Westpac Banking Corp.	3.400%	1/25/28	150	159
[4]	Westpac Banking Corp.	4.322%	11/23/31	17,460	18,420
	Westpac Banking Corp.	4.110%	7/24/34	3,300	3,436
	Westpac Banking Corp.	4.421%	7/24/39	3,550	3,892
	Zions Bancorp NA	3.500%	8/27/21	9,050	9,220
	Zions Bancorp NA	3.250%	10/29/29	3,090	3,032

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,324
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,490
Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,022
Ameriprise Financial Inc.	4.000%	10/15/23	12,499	13,334
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,805
Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,393
BGC Partners Inc.	5.125%	5/27/21	3,450	3,558
BGC Partners Inc.	3.750%	10/1/24	3,376	3,369
BlackRock Inc.	4.250%	5/24/21	5,725	5,914
BlackRock Inc.	3.375%	6/1/22	11,744	12,160
BlackRock Inc.	3.500%	3/18/24	7,650	8,121
BlackRock Inc.	3.200%	3/15/27	6,000	6,341
BlackRock Inc.	3.250%	4/30/29	5,000	5,340
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	5,068
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,101
Brookfield Finance Inc.	3.900%	1/25/28	5,500	5,904
Brookfield Finance Inc.	4.850%	3/29/29	8,625	9,882
Brookfield Finance Inc.	4.700%	9/20/47	8,175	9,359
Brookfield Finance LLC	4.000%	4/1/24	9,920	10,638
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,266
Charles Schwab Corp.	3.250%	5/21/21	10,400	10,590
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,604
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,373
Charles Schwab Corp.	3.550%	2/1/24	10,180	10,734
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,163
Charles Schwab Corp.	3.450%	2/13/26	3,225	3,403
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,673
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,591
Charles Schwab Corp.	4.000%	2/1/29	6,000	6,641
Charles Schwab Corp.	3.250%	5/22/29	5,540	5,845
CME Group Inc.	3.000%	9/15/22	20,055	20,623
CME Group Inc.	3.000%	3/15/25	750	776
CME Group Inc.	3.750%	6/15/28	2,671	2,948
CME Group Inc.	5.300%	9/15/43	7,140	9,554
CME Group Inc.	4.150%	6/15/48	5,975	7,135
E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,326
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,478
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,950
Eaton Vance Corp.	3.625%	6/15/23	2,875	3,007
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,745
Franklin Resources Inc.	2.800%	9/15/22	6,875	7,053
Franklin Resources Inc.	2.850%	3/30/25	3,000	3,088
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,956
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,430
Intercontinental Exchange Inc.	3.450%	9/21/23	3,500	3,664
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,638
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,887
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,340
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,774
Intercontinental Exchange Inc.	4.250%	9/21/48	7,750	9,154
Invesco Finance plc	3.125%	11/30/22	16,300	16,751
Invesco Finance plc	4.000%	1/30/24	14,250	15,093
Invesco Finance plc	3.750%	1/15/26	10	11

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Invesco Finance plc	5.375%	11/30/43	7,125	8,588
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,580
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,835
Jefferies Group LLC	6.875%	4/15/21	5,345	5,646
Jefferies Group LLC	5.125%	1/20/23	2,400	2,586
Jefferies Group LLC	4.850%	1/15/27	11,100	12,285
Jefferies Group LLC	6.450%	6/8/27	1,235	1,437
Jefferies Group LLC	6.250%	1/15/36	3,055	3,628
Jefferies Group LLC	6.500%	1/20/43	4,305	5,119
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	14,285	15,049
Lazard Group LLC	3.750%	2/13/25	100	105
Lazard Group LLC	3.625%	3/1/27	5,075	5,189
Lazard Group LLC	4.500%	9/19/28	9,350	10,376
Legg Mason Inc.	4.750%	3/15/26	3,502	3,836
Legg Mason Inc.	5.625%	1/15/44	4,875	5,534
Nasdaq Inc.	4.250%	6/1/24	4,325	4,658
Nasdaq Inc.	3.850%	6/30/26	4,350	4,654
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,238
Raymond James Financial Inc.	4.950%	7/15/46	7,275	8,623
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,512
Stifel Financial Corp.	4.250%	7/18/24	10,548	11,111
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	11,006
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	2,016
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,850	9,243
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,606

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,375	6,853
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	6,800	6,970
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	6,685	6,894
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	8,620	9,029
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,330	1,383
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	8,400	8,673
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,125	2,181
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,850	7,235
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	5,045	5,165
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	1,000	1,052
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	970	1,051
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	2,050	2,111
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	15,650	16,198

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Air Lease Corp.	2.500%	3/1/21	10,025	10,063
	Air Lease Corp.	3.875%	4/1/21	9,743	9,935
	Air Lease Corp.	3.375%	6/1/21	2,025	2,055
	Air Lease Corp.	3.500%	1/15/22	11,465	11,752
	Air Lease Corp.	3.750%	2/1/22	5,625	5,787
	Air Lease Corp.	2.625%	7/1/22	5,000	5,044
	Air Lease Corp.	2.250%	1/15/23	1,000	1,000
	Air Lease Corp.	2.750%	1/15/23	4,000	4,050
	Air Lease Corp.	3.875%	7/3/23	4,350	4,570
	Air Lease Corp.	3.000%	9/15/23	7,825	8,007
	Air Lease Corp.	4.250%	2/1/24	6,350	6,801
	Air Lease Corp.	4.250%	9/15/24	600	643
	Air Lease Corp.	3.250%	3/1/25	7,000	7,200
	Air Lease Corp.	3.750%	6/1/26	2,000	2,088
	Air Lease Corp.	3.625%	4/1/27	6,775	7,031
	Air Lease Corp.	3.625%	12/1/27	5,700	5,894
	Air Lease Corp.	4.625%	10/1/28	4,300	4,744
	Air Lease Corp.	3.250%	10/1/29	4,265	4,241
	Aircastle Ltd.	4.400%	9/25/23	5,800	6,146
	Aircastle Ltd.	4.125%	5/1/24	5,463	5,728
	Aircastle Ltd.	4.250%	6/15/26	5,000	5,273
	Ares Capital Corp.	3.500%	2/10/23	11,500	11,688
	Ares Capital Corp.	4.200%	6/10/24	6,610	6,942
	Ares Capital Corp.	4.250%	3/1/25	5,900	6,158
	FS KKR Capital Corp.	4.750%	5/15/22	3,125	3,208
	FS KKR Capital Corp.	4.625%	7/15/24	4,375	4,536
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,851
	GATX Corp.	3.250%	3/30/25	2,300	2,364
	GATX Corp.	3.250%	9/15/26	2,800	2,836
	GATX Corp.	3.850%	3/30/27	4,000	4,177
	GATX Corp.	3.500%	3/15/28	7,000	7,127
	GATX Corp.	4.550%	11/7/28	2,585	2,823
	GATX Corp.	4.700%	4/1/29	4,000	4,457
	GATX Corp.	5.200%	3/15/44	325	378
	GATX Corp.	4.500%	3/30/45	2,175	2,248
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	11,968	12,410
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	103,691	110,148
	International Lease Finance Corp.	8.250%	12/15/20	9,702	10,240
	International Lease Finance Corp.	4.625%	4/15/21	3,260	3,356
	International Lease Finance Corp.	8.625%	1/15/22	24,045	27,036
	International Lease Finance Corp.	5.875%	8/15/22	8,212	8,947
	Owl Rock Capital Corp.	5.250%	4/15/24	1,000	1,058
	Owl Rock Capital Corp.	4.000%	3/30/25	1,000	1,003
	Prospect Capital Corp.	5.875%	3/15/23	550	582
	TPG Specialty Lending Inc.	3.875%	11/1/24	2,200	2,213

	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	725	1,087
	AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,890
[4]	Aegon NV	5.500%	4/11/48	4,000	4,345
	Aetna Inc.	2.750%	11/15/22	10,160	10,318
	Aetna Inc.	2.800%	6/15/23	14,700	14,930

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Aetna Inc.	3.500%	11/15/24	6,500	6,788
	Aetna Inc.	6.625%	6/15/36	5,400	7,218
	Aetna Inc.	6.750%	12/15/37	3,000	4,028
	Aetna Inc.	4.500%	5/15/42	4,325	4,616
	Aetna Inc.	4.125%	11/15/42	2,525	2,584
	Aetna Inc.	4.750%	3/15/44	400	432
	Aetna Inc.	3.875%	8/15/47	9,075	9,170
	Aflac Inc.	3.625%	6/15/23	8,280	8,706
	Aflac Inc.	3.625%	11/15/24	4,610	4,927
	Aflac Inc.	3.250%	3/17/25	5,175	5,431
	Aflac Inc.	2.875%	10/15/26	7,775	8,000
	Aflac Inc.	4.000%	10/15/46	1,200	1,304
	Aflac Inc.	4.750%	1/15/49	4,450	5,299
	Alleghany Corp.	4.950%	6/27/22	2,950	3,134
	Alleghany Corp.	4.900%	9/15/44	4,575	5,337
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,607
	Allstate Corp.	3.150%	6/15/23	9,742	10,110
	Allstate Corp.	3.280%	12/15/26	4,000	4,220
	Allstate Corp.	5.350%	6/1/33	1,700	2,124
	Allstate Corp.	5.550%	5/9/35	495	625
	Allstate Corp.	5.950%	4/1/36	525	710
	Allstate Corp.	4.500%	6/15/43	5,950	7,106
	Allstate Corp.	4.200%	12/15/46	8,625	9,929
	Allstate Corp.	3.850%	8/10/49	2,280	2,533
[4]	Allstate Corp.	5.750%	8/15/53	5,450	5,845
[4]	Allstate Corp.	6.500%	5/15/67	2,575	3,180
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,000	4,280
	American Financial Group Inc.	3.500%	8/15/26	2,825	2,898
	American Financial Group Inc.	4.500%	6/15/47	5,830	6,291
	American International Group Inc.	6.400%	12/15/20	15,850	16,495
	American International Group Inc.	3.300%	3/1/21	5,825	5,901
	American International Group Inc.	4.875%	6/1/22	13,425	14,329
	American International Group Inc.	4.125%	2/15/24	2,605	2,790
	American International Group Inc.	3.750%	7/10/25	3,790	4,054
	American International Group Inc.	3.900%	4/1/26	6,750	7,222
	American International Group Inc.	4.200%	4/1/28	8,525	9,344
	American International Group Inc.	4.250%	3/15/29	5,700	6,331
	American International Group Inc.	3.875%	1/15/35	8,525	9,050
	American International Group Inc.	4.700%	7/10/35	3,860	4,456
	American International Group Inc.	6.250%	5/1/36	12,905	17,232
	American International Group Inc.	4.500%	7/16/44	22,365	25,631
	American International Group Inc.	4.800%	7/10/45	7,175	8,589
	American International Group Inc.	4.750%	4/1/48	7,650	9,151
[4]	American International Group Inc.	5.750%	4/1/48	7,950	8,609
	American International Group Inc.	4.375%	1/15/55	10,040	10,969
[4]	American International Group Inc.	8.175%	5/15/68	2,900	3,940
	Anthem Inc.	3.700%	8/15/21	5,830	5,960
	Anthem Inc.	3.125%	5/15/22	10,275	10,530
	Anthem Inc.	2.950%	12/1/22	6,500	6,658
	Anthem Inc.	3.300%	1/15/23	11,621	12,019
	Anthem Inc.	3.500%	8/15/24	11,182	11,710
	Anthem Inc.	3.350%	12/1/24	21,471	22,403
	Anthem Inc.	2.375%	1/15/25	6,000	5,997
	Anthem Inc.	3.650%	12/1/27	17,075	18,007

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anthem Inc.	4.101%	3/1/28	28,000	30,337
	Anthem Inc.	2.875%	9/15/29	8,000	7,952
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,463
	Anthem Inc.	6.375%	6/15/37	5,865	7,595
	Anthem Inc.	4.625%	5/15/42	9,575	10,740
	Anthem Inc.	4.650%	1/15/43	8,850	9,964
	Anthem Inc.	5.100%	1/15/44	7,855	9,287
	Anthem Inc.	4.650%	8/15/44	7,812	8,677
	Anthem Inc.	4.375%	12/1/47	12,090	13,255
	Anthem Inc.	4.550%	3/1/48	4,700	5,268
	Anthem Inc.	4.850%	8/15/54	2,525	2,734
	Aon Corp.	4.500%	12/15/28	8,500	9,526
	Aon Corp.	3.750%	5/2/29	4,800	5,128
	Aon Corp.	6.250%	9/30/40	2,650	3,620
	Aon plc	2.800%	3/15/21	8,355	8,431
	Aon plc	4.000%	11/27/23	2,675	2,836
	Aon plc	3.500%	6/14/24	5,450	5,689
	Aon plc	3.875%	12/15/25	8,600	9,224
	Aon plc	4.600%	6/14/44	3,750	4,256
	Aon plc	4.750%	5/15/45	5,150	6,019
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,204
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,899
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,554
	Arch Capital Group US Inc.	5.144%	11/1/43	5,950	7,231
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	12,611
	Assurant Inc.	4.000%	3/15/23	6,975	7,274
	Assurant Inc.	4.200%	9/27/23	1,500	1,570
	Assurant Inc.	4.900%	3/27/28	1,600	1,756
	Assurant Inc.	3.700%	2/22/30	1,300	1,316
	Assurant Inc.	6.750%	2/15/34	763	911
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,948
	Athene Holding Ltd.	4.125%	1/12/28	8,525	8,805
	AXA Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,516
	AXA Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,257
	AXA Equitable Holdings Inc.	4.350%	4/20/28	25,280	27,423
	AXA Equitable Holdings Inc.	5.000%	4/20/48	16,600	17,737
	AXA SA	8.600%	12/15/30	9,320	13,619
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,725
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,650	2,690
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,549
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,391
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,136
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	796
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	3,218
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	15,979	18,287
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	22,470	26,303
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	40,325	47,636
	Berkshire Hathaway Inc.	2.200%	3/15/21	225	226
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,330
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,070
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,625	2,716
	Berkshire Hathaway Inc.	2.750%	3/15/23	14,654	15,047
	Berkshire Hathaway Inc.	3.125%	3/15/26	38,625	40,747

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berkshire Hathaway Inc.	4.500%	2/11/43	7,290	8,861
Brighthouse Financial Inc.	3.700%	6/22/27	12,293	12,220
Brighthouse Financial Inc.	4.700%	6/22/47	10,095	9,345
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,756
Brown & Brown Inc.	4.500%	3/15/29	3,575	3,900
Chubb Corp.	6.000%	5/11/37	1,450	1,989
Chubb Corp.	6.500%	5/15/38	955	1,397
Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,889
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,172
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,303
Chubb INA Holdings Inc.	3.150%	3/15/25	5,876	6,169
Chubb INA Holdings Inc.	3.350%	5/3/26	15,025	15,948
Chubb INA Holdings Inc.	6.700%	5/15/36	1,550	2,223
Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,078
Chubb INA Holdings Inc.	4.350%	11/3/45	19,961	23,970
Cigna Holding Co.	4.375%	12/15/20	200	203
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,215
CNA Financial Corp.	5.750%	8/15/21	2,665	2,816
CNA Financial Corp.	3.950%	5/15/24	7,955	8,492
CNA Financial Corp.	4.500%	3/1/26	2,650	2,905
CNA Financial Corp.	3.450%	8/15/27	5,000	5,208
CNA Financial Corp.	3.900%	5/1/29	11,450	12,307
CNO Financial Group Inc.	5.250%	5/30/29	1,000	1,117
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,809
Enstar Group Ltd.	4.950%	6/1/29	6,810	7,290
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,572
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,355
First American Financial Corp.	4.600%	11/15/24	4,650	4,936
Globe Life Inc.	4.550%	9/15/28	3,200	3,549
Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,366
Hartford Financial Services Group Inc.	2.800%	8/19/29	3,600	3,641
Hartford Financial Services Group Inc.	5.950%	10/15/36	500	651
Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,714
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,439
Hartford Financial Services Group Inc.	4.400%	3/15/48	100	115
Hartford Financial Services Group Inc.	3.600%	8/19/49	8,500	8,727
Humana Inc.	3.150%	12/1/22	4,825	4,948
Humana Inc.	3.850%	10/1/24	21,575	22,909
Humana Inc.	3.950%	3/15/27	9,950	10,668
Humana Inc.	4.625%	12/1/42	4,680	5,097
Humana Inc.	4.950%	10/1/44	6,100	7,209
Humana Inc.	4.800%	3/15/47	3,825	4,438
Humana Inc.	3.950%	8/15/49	4,450	4,671
Kemper Corp.	4.350%	2/15/25	1,500	1,593
Lincoln National Corp.	4.850%	6/24/21	12	12
Lincoln National Corp.	4.200%	3/15/22	4,985	5,196
Lincoln National Corp.	4.000%	9/1/23	3,200	3,390
Lincoln National Corp.	3.350%	3/9/25	225	234
Lincoln National Corp.	3.625%	12/12/26	9,925	10,462
Lincoln National Corp.	3.800%	3/1/28	9,750	10,365
Lincoln National Corp.	3.050%	1/15/30	4,125	4,098
Lincoln National Corp.	6.300%	10/9/37	4,150	5,393
Lincoln National Corp.	7.000%	6/15/40	1,070	1,518
Lincoln National Corp.	4.350%	3/1/48	1,600	1,759

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Loews Corp.	2.625%	5/15/23	9,675	9,860
	Loews Corp.	6.000%	2/1/35	3,025	3,897
	Loews Corp.	4.125%	5/15/43	4,065	4,464
	Manulife Financial Corp.	4.150%	3/4/26	8,850	9,664
[4]	Manulife Financial Corp.	4.061%	2/24/32	9,120	9,364
	Manulife Financial Corp.	5.375%	3/4/46	8,075	10,602
	Markel Corp.	4.900%	7/1/22	4,665	4,968
	Markel Corp.	3.500%	11/1/27	4,175	4,266
	Markel Corp.	3.350%	9/17/29	2,555	2,607
	Markel Corp.	5.000%	4/5/46	4,150	4,704
	Markel Corp.	4.300%	11/1/47	2,200	2,294
	Markel Corp.	5.000%	5/20/49	2,500	2,889
	Markel Corp.	4.150%	9/17/50	4,275	4,398
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,348
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,368
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,477
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	18,718
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,870
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,444
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,519
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	18,295	20,839
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	5,154
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,650	4,425
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,649
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,350	3,776
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,689	14,784
	Mercury General Corp.	4.400%	3/15/27	3,265	3,433
	MetLife Inc.	3.048%	12/15/22	8,950	9,261
	MetLife Inc.	4.368%	9/15/23	275	297
	MetLife Inc.	3.600%	4/10/24	15,943	16,981
	MetLife Inc.	3.000%	3/1/25	8,475	8,820
	MetLife Inc.	3.600%	11/13/25	4,975	5,335
	MetLife Inc.	6.500%	12/15/32	825	1,141
	MetLife Inc.	6.375%	6/15/34	2,445	3,487
	MetLife Inc.	5.700%	6/15/35	2,309	3,097
	MetLife Inc.	5.875%	2/6/41	12,142	16,436
	MetLife Inc.	4.125%	8/13/42	10,475	11,863
	MetLife Inc.	4.875%	11/13/43	8,419	10,417
	MetLife Inc.	4.721%	12/15/44	6,350	7,697
	MetLife Inc.	4.050%	3/1/45	10,325	11,856
	MetLife Inc.	4.600%	5/13/46	4,816	5,889
[4]	MetLife Inc.	6.400%	12/15/66	16,231	19,782
[4]	MetLife Inc.	10.750%	8/1/69	500	812
	Munich Re America Corp.	7.450%	12/15/26	1,200	1,517
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	300	348
	Old Republic International Corp.	4.875%	10/1/24	5,266	5,761
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,826
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,778
	Primerica Inc.	4.750%	7/15/22	1,900	2,003
	Principal Financial Group Inc.	3.400%	5/15/25	4,000	4,186
	Principal Financial Group Inc.	3.100%	11/15/26	14,485	14,989
	Principal Financial Group Inc.	4.625%	9/15/42	800	912
	Principal Financial Group Inc.	4.350%	5/15/43	2,710	3,059
	Principal Financial Group Inc.	4.300%	11/15/46	3,154	3,560

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Progressive Corp.	3.750%	8/23/21	10,555	10,872
	Progressive Corp.	2.450%	1/15/27	5,000	5,028
	Progressive Corp.	6.625%	3/1/29	2,150	2,791
	Progressive Corp.	4.350%	4/25/44	3,219	3,770
	Progressive Corp.	4.125%	4/15/47	15,329	17,877
	Progressive Corp.	4.200%	3/15/48	4,196	4,812
	Prudential Financial Inc.	4.500%	11/16/21	675	710
	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,249
	Prudential Financial Inc.	3.878%	3/27/28	4,700	5,141
	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,351
	Prudential Financial Inc.	5.700%	12/14/36	7,720	10,486
	Prudential Financial Inc.	6.625%	12/1/37	3,250	4,488
	Prudential Financial Inc.	6.625%	6/21/40	3,020	4,247
	Prudential Financial Inc.	6.200%	11/15/40	1,065	1,422
[4]	Prudential Financial Inc.	5.875%	9/15/42	10,936	11,770
[4]	Prudential Financial Inc.	5.625%	6/15/43	18,725	20,129
	Prudential Financial Inc.	5.100%	8/15/43	2,775	3,280
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,500
	Prudential Financial Inc.	4.600%	5/15/44	15,600	18,392
[4]	Prudential Financial Inc.	5.375%	5/15/45	4,850	5,158
[4]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,550
	Prudential Financial Inc.	3.905%	12/7/47	10,933	11,670
	Prudential Financial Inc.	4.418%	3/27/48	250	288
[4]	Prudential Financial Inc.	5.700%	9/15/48	9,000	10,232
	Prudential Financial Inc.	3.935%	12/7/49	6,134	6,684
	Prudential Financial Inc.	4.350%	2/25/50	8,600	9,897
	Prudential Financial Inc.	3.700%	3/13/51	12,890	13,500
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	5,984
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,627
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,590
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,570
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,599
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,645
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,070
	Selective Insurance Group Inc.	5.375%	3/1/49	2,600	3,061
	Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,950
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,710
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	6,050
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,622
	Travelers Cos. Inc.	6.250%	6/15/37	7,090	9,800
	Travelers Cos. Inc.	5.350%	11/1/40	4,920	6,390
	Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,534
	Travelers Cos. Inc.	4.300%	8/25/45	500	585
	Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,302
	Travelers Cos. Inc.	4.000%	5/30/47	12,600	14,129
	Travelers Cos. Inc.	4.100%	3/4/49	6,700	7,757
	Travelers Property Casualty Corp.	6.375%	3/15/33	535	739
	Trinity Acquisition plc	4.400%	3/15/26	4,725	5,111
	UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,871
	UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,579
	UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,035
	UnitedHealth Group Inc.	3.375%	11/15/21	270	276
	UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,485
	UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,362

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,820
	UnitedHealth Group Inc.	2.375%	10/15/22	10,000	10,114
	UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,064
	UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,189
	UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,185
	UnitedHealth Group Inc.	2.375%	8/15/24	4,475	4,533
	UnitedHealth Group Inc.	3.750%	7/15/25	40,688	43,925
	UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,588
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	13,934
	UnitedHealth Group Inc.	3.375%	4/15/27	10,825	11,500
	UnitedHealth Group Inc.	2.950%	10/15/27	9,225	9,532
	UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,475
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,667
	UnitedHealth Group Inc.	2.875%	8/15/29	5,000	5,115
	UnitedHealth Group Inc.	4.625%	7/15/35	3,600	4,353
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,300
	UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,539
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,265
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	20,529
	UnitedHealth Group Inc.	3.500%	8/15/39	16,205	16,937
	UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,666
	UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,987
	UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,041
	UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,335
	UnitedHealth Group Inc.	4.250%	3/15/43	9,907	11,262
	UnitedHealth Group Inc.	4.750%	7/15/45	17,738	21,661
	UnitedHealth Group Inc.	4.200%	1/15/47	21,950	25,151
	UnitedHealth Group Inc.	4.250%	4/15/47	11,175	12,863
	UnitedHealth Group Inc.	3.750%	10/15/47	6,700	7,142
	UnitedHealth Group Inc.	4.250%	6/15/48	13,053	15,143
	UnitedHealth Group Inc.	4.450%	12/15/48	3,775	4,489
	UnitedHealth Group Inc.	3.700%	8/15/49	6,055	6,445
	UnitedHealth Group Inc.	3.875%	8/15/59	10,840	11,634
	Unum Group	4.000%	3/15/24	3,300	3,483
	Unum Group	4.000%	6/15/29	2,000	2,109
	Unum Group	5.750%	8/15/42	6,143	6,772
	Unum Group	4.500%	12/15/49	4,600	4,484
	Voya Financial Inc.	3.125%	7/15/24	9,414	9,669
	Voya Financial Inc.	3.650%	6/15/26	3,050	3,214
	Voya Financial Inc.	5.700%	7/15/43	4,350	5,509
	Voya Financial Inc.	4.800%	6/15/46	1,335	1,523
[4]	Voya Financial Inc.	4.700%	1/23/48	1,000	994
	Willis North America Inc.	3.600%	5/15/24	5,910	6,169
	Willis North America Inc.	4.500%	9/15/28	5,800	6,362
	Willis North America Inc.	2.950%	9/15/29	1,500	1,489
	Willis North America Inc.	5.050%	9/15/48	2,750	3,214
	Willis North America Inc.	3.875%	9/15/49	16,375	16,323
	Willis Towers Watson plc	5.750%	3/15/21	1,385	1,442
	WR Berkley Corp.	4.625%	3/15/22	6,400	6,745
	WR Berkley Corp.	6.250%	2/15/37	150	188
	WR Berkley Corp.	4.750%	8/1/44	3,280	3,663
	XLIT Ltd.	4.450%	3/31/25	2,650	2,868
	XLIT Ltd.	5.250%	12/15/43	4,850	6,192
	XLIT Ltd.	5.500%	3/31/45	4,350	5,485

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,199
ORIX Corp.	2.900%	7/18/22	2,950	2,999
ORIX Corp.	3.250%	12/4/24	2,000	2,075
ORIX Corp.	3.700%	7/18/27	8,150	8,606

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	698
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	9,810
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,529
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,793
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,207
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,459
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,326
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,680
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	1,031
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,716
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	8,845
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	3,062
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	4,930
American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,575	3,810
American Campus Communities Operating Partnership LP	3.300%	7/15/26	1,000	1,033
American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	3,198
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,294
American Homes 4 Rent LP	4.900%	2/15/29	3,625	4,061
AvalonBay Communities Inc.	2.950%	9/15/22	75	77
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,993
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,804
AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,577
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,528
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	4,105
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,868
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	5,264
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,353
AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,111
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,951
Boston Properties LP	4.125%	5/15/21	4,130	4,226
Boston Properties LP	3.850%	2/1/23	8,325	8,718
Boston Properties LP	3.125%	9/1/23	1,771	1,824
Boston Properties LP	3.800%	2/1/24	1,580	1,668
Boston Properties LP	3.200%	1/15/25	4,075	4,221
Boston Properties LP	3.650%	2/1/26	6,800	7,196
Boston Properties LP	2.750%	10/1/26	2,300	2,320
Boston Properties LP	3.400%	6/21/29	3,500	3,645
Boston Properties LP	2.900%	3/15/30	2,500	2,488
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,686
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	18,338
Brixmor Operating Partnership LP	3.875%	8/15/22	3,950	4,112
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,519
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	2,080
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	13,024

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	2,850	3,025
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,543
Brixmor Operating Partnership LP	4.125%	5/15/29	5,880	6,297
Camden Property Trust	2.950%	12/15/22	5,575	5,683
Camden Property Trust	4.100%	10/15/28	1,975	2,193
Camden Property Trust	3.150%	7/1/29	5,165	5,374
Camden Property Trust	3.350%	11/1/49	1,000	1,000
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	4,000	4,193
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,675	5,782
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,447
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,642
Corporate Office Properties LP	5.250%	2/15/24	6,725	7,227
CubeSmart LP	4.375%	12/15/23	6,650	7,071
CubeSmart LP	4.000%	11/15/25	1,375	1,461
CubeSmart LP	3.125%	9/1/26	2,425	2,462
CubeSmart LP	4.375%	2/15/29	1,925	2,107
CubeSmart LP	3.000%	2/15/30	3,100	3,063
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	5,370	5,391
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	10,615	10,621
Digital Realty Trust LP	3.950%	7/1/22	7,575	7,886
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,798
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,424
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,159
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,624
Digital Realty Trust LP	4.450%	7/15/28	12,200	13,482
Digital Realty Trust LP	3.600%	7/1/29	7,575	7,907
Duke Realty LP	3.875%	10/15/22	6,175	6,429
Duke Realty LP	3.625%	4/15/23	1,740	1,807
Duke Realty LP	3.750%	12/1/24	2,179	2,306
Duke Realty LP	3.250%	6/30/26	4,050	4,177
Duke Realty LP	4.000%	9/15/28	2,025	2,184
Duke Realty LP	2.875%	11/15/29	1,000	998
EPR Properties	5.250%	7/15/23	3,375	3,618
EPR Properties	4.500%	4/1/25	7,023	7,441
EPR Properties	4.750%	12/15/26	1,100	1,190
EPR Properties	4.500%	6/1/27	245	263
EPR Properties	4.950%	4/15/28	4,150	4,516
EPR Properties	3.750%	8/15/29	5,830	5,877
ERP Operating LP	4.625%	12/15/21	1,459	1,523
ERP Operating LP	3.000%	4/15/23	1,675	1,723
ERP Operating LP	3.375%	6/1/25	300	315
ERP Operating LP	2.850%	11/1/26	9,175	9,370
ERP Operating LP	3.500%	3/1/28	7,000	7,449
ERP Operating LP	4.150%	12/1/28	3,200	3,582
ERP Operating LP	3.000%	7/1/29	4,195	4,327
ERP Operating LP	2.500%	2/15/30	4,680	4,631
ERP Operating LP	4.500%	7/1/44	4,200	4,949
ERP Operating LP	4.500%	6/1/45	3,750	4,435
ERP Operating LP	4.000%	8/1/47	2,775	3,061
Essex Portfolio LP	5.200%	3/15/21	1,750	1,802
Essex Portfolio LP	3.375%	1/15/23	1,000	1,029
Essex Portfolio LP	3.250%	5/1/23	1,425	1,464

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Essex Portfolio LP	3.875%	5/1/24	1,575	1,663
Essex Portfolio LP	3.500%	4/1/25	8,950	9,394
Essex Portfolio LP	3.375%	4/15/26	3,485	3,620
Essex Portfolio LP	4.000%	3/1/29	5,795	6,321
Essex Portfolio LP	3.000%	1/15/30	4,630	4,681
Essex Portfolio LP	4.500%	3/15/48	6,335	7,219
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,692
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,902
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,453
Federal Realty Investment Trust	4.500%	12/1/44	7,075	8,092
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,810	2,904
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,686
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,441
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,714
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,378
Healthpeak Properties Inc.	3.150%	8/1/22	3,375	3,435
Healthpeak Properties Inc.	4.250%	11/15/23	4,958	5,290
Healthpeak Properties Inc.	4.200%	3/1/24	10,067	10,737
Healthpeak Properties Inc.	3.875%	8/15/24	4,350	4,621
Healthpeak Properties Inc.	3.400%	2/1/25	4,850	5,043
Healthpeak Properties Inc.	4.000%	6/1/25	775	832
Healthpeak Properties Inc.	3.250%	7/15/26	2,000	2,069
Healthpeak Properties Inc.	3.500%	7/15/29	6,270	6,523
Healthpeak Properties Inc.	3.000%	1/15/30	9,495	9,482
Healthpeak Properties Inc.	6.750%	2/1/41	1,496	2,075
Highwoods Realty LP	3.200%	6/15/21	9,209	9,323
Highwoods Realty LP	3.875%	3/1/27	3,850	4,015
Highwoods Realty LP	4.125%	3/15/28	3,000	3,168
Highwoods Realty LP	4.200%	4/15/29	2,600	2,795
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	6,284
Host Hotels & Resorts LP	3.875%	4/1/24	6,838	7,210
Host Hotels & Resorts LP	4.000%	6/15/25	1,400	1,496
Host Hotels & Resorts LP	3.375%	12/15/29	6,770	6,824
Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,646
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,620
Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,552
Kilroy Realty LP	3.800%	1/15/23	10,550	10,956
Kilroy Realty LP	3.450%	12/15/24	2,000	2,077
Kilroy Realty LP	4.375%	10/1/25	800	868
Kilroy Realty LP	4.750%	12/15/28	2,150	2,424
Kilroy Realty LP	4.250%	8/15/29	2,975	3,232
Kilroy Realty LP	3.050%	2/15/30	12,025	11,869
Kimco Realty Corp.	3.200%	5/1/21	125	127
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,509
Kimco Realty Corp.	3.125%	6/1/23	875	894
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,248
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,888
Kimco Realty Corp.	3.800%	4/1/27	5,175	5,472
Kimco Realty Corp.	4.250%	4/1/45	325	343
Kimco Realty Corp.	4.125%	12/1/46	400	416
Kimco Realty Corp.	4.450%	9/1/47	3,050	3,327
Kite Realty Group LP	4.000%	10/1/26	7,900	7,822
Liberty Property LP	3.375%	6/15/23	1,850	1,921
Liberty Property LP	4.400%	2/15/24	5,934	6,407

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Liberty Property LP	3.750%	4/1/25	5,675	6,063
Liberty Property LP	4.375%	2/1/29	4,000	4,509
Life Storage LP	3.500%	7/1/26	10,625	10,905
Life Storage LP	3.875%	12/15/27	1,000	1,050
Life Storage LP	4.000%	6/15/29	1,950	2,077
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,558
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,873
Mid-America Apartments LP	4.000%	11/15/25	75	81
Mid-America Apartments LP	3.600%	6/1/27	7,770	8,248
Mid-America Apartments LP	3.950%	3/15/29	8,650	9,422
Mid-America Apartments LP	2.750%	3/15/30	5,245	5,205
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,662
National Retail Properties Inc.	3.300%	4/15/23	900	924
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,904
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,071
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,599
National Retail Properties Inc.	3.500%	10/15/27	5,050	5,271
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,755
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,737
Office Properties Income Trust	4.000%	7/15/22	2,725	2,786
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	19,149
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,637
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,471
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,843
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,961
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,180	4,547
Omega Healthcare Investors Inc.	3.625%	10/1/29	12,269	12,318
Physicians Realty LP	4.300%	3/15/27	6,400	6,761
Physicians Realty LP	3.950%	1/15/28	3,000	3,105
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	6,286
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,859
Prologis LP	4.250%	8/15/23	1,800	1,923
Prologis LP	3.750%	11/1/25	1,450	1,567
Prologis LP	3.875%	9/15/28	2,500	2,743
Prologis LP	4.375%	9/15/48	3,500	4,181
Public Storage	2.370%	9/15/22	5,510	5,565
Public Storage	3.094%	9/15/27	2,600	2,704
Public Storage	3.385%	5/1/29	2,000	2,115
Realty Income Corp.	3.250%	10/15/22	9,900	10,196
Realty Income Corp.	4.650%	8/1/23	1,825	1,972
Realty Income Corp.	3.875%	7/15/24	1,950	2,076
Realty Income Corp.	3.875%	4/15/25	6,840	7,357
Realty Income Corp.	4.125%	10/15/26	10,420	11,381
Realty Income Corp.	3.000%	1/15/27	5,750	5,923
Realty Income Corp.	3.650%	1/15/28	7,725	8,275
Realty Income Corp.	3.250%	6/15/29	12,250	12,977
Realty Income Corp.	4.650%	3/15/47	9,855	11,859
Regency Centers Corp.	3.750%	11/15/22	2,000	2,074
Regency Centers LP	3.600%	2/1/27	2,010	2,101
Regency Centers LP	4.125%	3/15/28	1,375	1,489
Regency Centers LP	2.950%	9/15/29	5,000	4,992
Regency Centers LP	4.400%	2/1/47	5,650	6,355
Regency Centers LP	4.650%	3/15/49	4,225	4,994
Sabra Health Care LP	5.125%	8/15/26	500	541

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sabra Health Care LP	3.900%	10/15/29	8,975	8,963
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,840	1,957
Select Income REIT	4.150%	2/1/22	1,975	2,022
Select Income REIT	4.250%	5/15/24	1,325	1,376
Select Income REIT	4.500%	2/1/25	5,916	6,143
Service Properties Trust	4.250%	2/15/21	50	51
Service Properties Trust	4.500%	6/15/23	1,891	1,957
Service Properties Trust	4.650%	3/15/24	3,525	3,659
Service Properties Trust	4.350%	10/1/24	5,320	5,456
Service Properties Trust	4.500%	3/15/25	1,550	1,587
Service Properties Trust	5.250%	2/15/26	2,035	2,141
Service Properties Trust	4.750%	10/1/26	2,695	2,764
Service Properties Trust	4.950%	2/15/27	4,000	4,118
Service Properties Trust	3.950%	1/15/28	3,925	3,833
Service Properties Trust	4.950%	10/1/29	8,800	8,847
Service Properties Trust	4.375%	2/15/30	14,700	14,417
Simon Property Group LP	2.500%	7/15/21	2,000	2,014
Simon Property Group LP	2.350%	1/30/22	3,525	3,551
Simon Property Group LP	2.625%	6/15/22	10,300	10,454
Simon Property Group LP	2.750%	2/1/23	3,625	3,696
Simon Property Group LP	2.750%	6/1/23	6,000	6,125
Simon Property Group LP	3.750%	2/1/24	5,000	5,297
Simon Property Group LP	2.000%	9/13/24	4,195	4,135
Simon Property Group LP	3.375%	10/1/24	4,212	4,421
Simon Property Group LP	3.500%	9/1/25	2,800	2,974
Simon Property Group LP	3.300%	1/15/26	6,380	6,675
Simon Property Group LP	3.250%	11/30/26	2,800	2,932
Simon Property Group LP	3.375%	6/15/27	8,780	9,269
Simon Property Group LP	3.375%	12/1/27	4,700	4,970
Simon Property Group LP	2.450%	9/13/29	10,685	10,483
Simon Property Group LP	6.750%	2/1/40	4,550	6,654
Simon Property Group LP	4.750%	3/15/42	2,010	2,403
Simon Property Group LP	4.250%	10/1/44	200	225
Simon Property Group LP	4.250%	11/30/46	4,700	5,347
Simon Property Group LP	3.250%	9/13/49	9,760	9,426
SITE Centers Corp.	4.625%	7/15/22	1,498	1,563
SITE Centers Corp.	3.900%	8/15/24	8,125	8,397
SITE Centers Corp.	3.625%	2/1/25	6,000	6,177
SITE Centers Corp.	4.250%	2/1/26	1,700	1,786
SITE Centers Corp.	4.700%	6/1/27	16,350	17,677
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,373
Spirit Realty LP	3.200%	1/15/27	2,000	1,999
Spirit Realty LP	4.000%	7/15/29	2,650	2,768
Spirit Realty LP	3.400%	1/15/30	3,840	3,850
STORE Capital Corp.	4.500%	3/15/28	3,195	3,478
STORE Capital Corp.	4.625%	3/15/29	5,000	5,518
Tanger Properties LP	3.750%	12/1/24	1,000	1,022
Tanger Properties LP	3.125%	9/1/26	4,710	4,675
Tanger Properties LP	3.875%	7/15/27	2,600	2,656
UDR Inc.	3.750%	7/1/24	200	211
UDR Inc.	2.950%	9/1/26	4,400	4,456
UDR Inc.	3.500%	7/1/27	5,250	5,494
UDR Inc.	3.500%	1/15/28	5,075	5,322
UDR Inc.	3.200%	1/15/30	2,085	2,126

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
UDR Inc.	3.000%	8/15/31	3,500	3,503
UDR Inc.	3.100%	11/1/34	3,335	3,327
Ventas Realty LP	3.100%	1/15/23	4,120	4,217
Ventas Realty LP	3.125%	6/15/23	7,060	7,225
Ventas Realty LP	3.500%	4/15/24	3,075	3,209
Ventas Realty LP	3.750%	5/1/24	2,325	2,441
Ventas Realty LP	2.650%	1/15/25	3,610	3,638
Ventas Realty LP	4.125%	1/15/26	1,825	1,953
Ventas Realty LP	3.250%	10/15/26	9,075	9,268
Ventas Realty LP	3.850%	4/1/27	2,075	2,195
Ventas Realty LP	4.000%	3/1/28	12,985	13,880
Ventas Realty LP	4.400%	1/15/29	4,000	4,399
Ventas Realty LP	3.000%	1/15/30	3,865	3,829
Ventas Realty LP	5.700%	9/30/43	1,000	1,251
Ventas Realty LP	4.375%	2/1/45	5,740	6,165
Ventas Realty LP	4.875%	4/15/49	1,200	1,408
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,827	6,989
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,746
VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,649
VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	3,219
VEREIT Operating Partnership LP	3.950%	8/15/27	20,100	21,085
VEREIT Operating Partnership LP	3.100%	12/15/29	5,365	5,267
Vornado Realty LP	3.500%	1/15/25	2,425	2,524
Washington REIT	3.950%	10/15/22	1,050	1,085
[7] WEA Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	500	525
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,562
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,257
Weingarten Realty Investors	4.450%	1/15/24	600	635
Weingarten Realty Investors	3.850%	6/1/25	900	935
Welltower Inc.	3.750%	3/15/23	16,519	17,194
Welltower Inc.	3.950%	9/1/23	3,475	3,665
Welltower Inc.	4.500%	1/15/24	5,500	5,916
Welltower Inc.	3.625%	3/15/24	12,600	13,192
Welltower Inc.	4.000%	6/1/25	18,665	20,050
Welltower Inc.	4.250%	4/1/26	9,775	10,603
Welltower Inc.	4.250%	4/15/28	1,525	1,669
Welltower Inc.	4.125%	3/15/29	8,145	8,858
Welltower Inc.	3.100%	1/15/30	2,400	2,426
Welltower Inc.	6.500%	3/15/41	1,250	1,670
Welltower Inc.	5.125%	3/15/43	950	1,084
Welltower Inc.	4.950%	9/1/48	4,500	5,391
WP Carey Inc.	4.600%	4/1/24	7,705	8,252
WP Carey Inc.	4.000%	2/1/25	1,250	1,312
WP Carey Inc.	4.250%	10/1/26	2,350	2,513
WP Carey Inc.	3.850%	7/15/29	2,200	2,329
				16,190,999
Industrial (16.0%)
Basic Industry (0.8%)
Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,907
Air Products & Chemicals Inc.	3.350%	7/31/24	11,545	12,150
Airgas Inc.	3.650%	7/15/24	9,075	9,624
Albemarle Corp.	4.150%	12/1/24	6,265	6,684
Albemarle Corp.	5.450%	12/1/44	3,240	3,691

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[7]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,910	1,908
	ArcelorMittal	6.250%	2/25/22	2,923	3,150
	ArcelorMittal	3.600%	7/16/24	5,000	5,119
	ArcelorMittal	6.125%	6/1/25	5,200	5,982
	ArcelorMittal	4.550%	3/11/26	16,500	17,499
	ArcelorMittal	4.250%	7/16/29	3,750	3,915
	ArcelorMittal	7.000%	10/15/39	6,600	8,030
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,345
	Barrick Gold Corp.	5.250%	4/1/42	9,150	10,884
	Barrick North America Finance LLC	5.700%	5/30/41	9,970	11,975
	Barrick North America Finance LLC	5.750%	5/1/43	6,200	7,918
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	12,159	15,341
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	12,917
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	7,954
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	121
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	4,546
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,890	26,642
[7]	Braskem America Finance Co.	7.125%	7/22/41	200	229
	Braskem Finance Ltd.	6.450%	2/3/24	4,300	4,788
	Cabot Corp.	3.700%	7/15/22	400	412
	Cabot Corp.	4.000%	7/1/29	2,800	2,934
	Celanese US Holdings LLC	5.875%	6/15/21	3,950	4,144
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,919
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,797
	Dow Chemical Co.	3.000%	11/15/22	28,100	28,755
	Dow Chemical Co.	3.500%	10/1/24	13,335	13,964
	Dow Chemical Co.	4.550%	11/30/25	4,500	4,953
	Dow Chemical Co.	4.800%	11/30/28	5,225	5,924
	Dow Chemical Co.	7.375%	11/1/29	5,350	7,046
	Dow Chemical Co.	4.250%	10/1/34	6,455	7,092
	Dow Chemical Co.	9.400%	5/15/39	9,860	16,162
	Dow Chemical Co.	5.250%	11/15/41	3,860	4,472
	Dow Chemical Co.	4.375%	11/15/42	13,430	14,324
	Dow Chemical Co.	4.625%	10/1/44	1,600	1,760
	Dow Chemical Co.	5.550%	11/30/48	7,375	9,183
	Dow Chemical Co.	4.800%	5/15/49	2,000	2,307
	DuPont de Nemours Inc.	4.205%	11/15/23	19,000	20,310
	DuPont de Nemours Inc.	4.493%	11/15/25	12,000	13,190
	DuPont de Nemours Inc.	4.725%	11/15/28	26,025	29,524
	DuPont de Nemours Inc.	5.319%	11/15/38	26,275	31,219
	DuPont de Nemours Inc.	5.419%	11/15/48	23,000	28,319
	Eastman Chemical Co.	3.600%	8/15/22	7,095	7,340
	Eastman Chemical Co.	3.800%	3/15/25	7,500	7,909
	Eastman Chemical Co.	4.800%	9/1/42	3,950	4,296
	Eastman Chemical Co.	4.650%	10/15/44	5,725	6,205
	Ecolab Inc.	4.350%	12/8/21	4,569	4,780
	Ecolab Inc.	2.375%	8/10/22	7,115	7,180
	Ecolab Inc.	3.250%	1/14/23	2,325	2,401
	Ecolab Inc.	2.700%	11/1/26	3,100	3,183
	Ecolab Inc.	3.250%	12/1/27	4,100	4,316
	Ecolab Inc.	5.500%	12/8/41	2,156	2,812
	Ecolab Inc.	3.950%	12/1/47	9,746	10,934
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	7,725	8,362
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,900	6,114

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,747
FMC Corp.	3.950%	2/1/22	3,000	3,091
FMC Corp.	4.100%	2/1/24	6,500	6,843
FMC Corp.	3.200%	10/1/26	1,675	1,715
FMC Corp.	3.450%	10/1/29	3,360	3,470
FMC Corp.	4.500%	10/1/49	3,000	3,290
Georgia-Pacific LLC	8.000%	1/15/24	14,030	17,029
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,140
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,317
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,479
Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,923
Huntsman International LLC	4.500%	5/1/29	6,425	6,831
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,493
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,185
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	4,406
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,598
International Paper Co.	7.500%	8/15/21	4,779	5,183
International Paper Co.	3.650%	6/15/24	7,000	7,361
International Paper Co.	3.800%	1/15/26	1,010	1,075
International Paper Co.	3.000%	2/15/27	11,150	11,406
International Paper Co.	5.000%	9/15/35	3,135	3,677
International Paper Co.	7.300%	11/15/39	3,787	5,243
International Paper Co.	6.000%	11/15/41	2,600	3,229
International Paper Co.	4.800%	6/15/44	11,425	12,528
International Paper Co.	5.150%	5/15/46	7,650	8,795
International Paper Co.	4.400%	8/15/47	12,096	12,824
International Paper Co.	4.350%	8/15/48	9,900	10,516
Kinross Gold Corp.	5.125%	9/1/21	900	936
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,439
Kinross Gold Corp.	4.500%	7/15/27	467	488
Lubrizol Corp.	6.500%	10/1/34	420	586
LYB International Finance BV	4.000%	7/15/23	7,856	8,376
LYB International Finance BV	5.250%	7/15/43	7,856	9,226
LYB International Finance BV	4.875%	3/15/44	6,910	7,774
LYB International Finance II BV	3.500%	3/2/27	15,000	15,695
LYB International Finance III LLC	4.200%	10/15/49	1,460	1,516
LyondellBasell Industries NV	6.000%	11/15/21	15,650	16,632
LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,499
LyondellBasell Industries NV	4.625%	2/26/55	5,050	5,328
Meadwestvaco Corp.	7.950%	2/15/31	8,200	11,068
Methanex Corp.	4.250%	12/1/24	665	683
Methanex Corp.	5.650%	12/1/44	6,900	6,615
Mosaic Co.	3.750%	11/15/21	10,275	10,517
Mosaic Co.	3.250%	11/15/22	10,450	10,715
Mosaic Co.	4.250%	11/15/23	12,507	13,328
Mosaic Co.	4.050%	11/15/27	6,125	6,346
Mosaic Co.	5.450%	11/15/33	1,805	2,048
Mosaic Co.	4.875%	11/15/41	4,470	4,644
Mosaic Co.	5.625%	11/15/43	1,250	1,479
Newmont Corp.	3.625%	6/9/21	2,145	2,188
Newmont Corp.	3.500%	3/15/22	400	411
Newmont Corp.	3.700%	3/15/23	21,590	22,573
Newmont Corp.	2.800%	10/1/29	6,950	6,879
Newmont Corp.	5.875%	4/1/35	780	995

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Newmont Corp.	6.250%	10/1/39	6,626	8,757
Newmont Corp.	4.875%	3/15/42	8,225	9,587
Newmont Corp.	5.450%	6/9/44	4,484	5,549
Nucor Corp.	4.125%	9/15/22	8,191	8,588
Nucor Corp.	4.000%	8/1/23	8,027	8,492
Nucor Corp.	6.400%	12/1/37	7,875	10,643
Nucor Corp.	5.200%	8/1/43	11,225	13,939
Nucor Corp.	4.400%	5/1/48	2,780	3,149
Nutrien Ltd.	3.150%	10/1/22	14,135	14,422
Nutrien Ltd.	3.500%	6/1/23	6,664	6,874
Nutrien Ltd.	3.625%	3/15/24	500	521
Nutrien Ltd.	3.375%	3/15/25	5,450	5,649
Nutrien Ltd.	3.000%	4/1/25	4,000	4,072
Nutrien Ltd.	4.000%	12/15/26	2,700	2,873
Nutrien Ltd.	4.200%	4/1/29	2,925	3,215
Nutrien Ltd.	4.125%	3/15/35	5,525	5,767
Nutrien Ltd.	7.125%	5/23/36	200	261
Nutrien Ltd.	5.625%	12/1/40	4,875	5,701
Nutrien Ltd.	6.125%	1/15/41	1,375	1,713
Nutrien Ltd.	4.900%	6/1/43	6,410	7,169
Nutrien Ltd.	5.250%	1/15/45	18,755	22,093
Nutrien Ltd.	5.000%	4/1/49	5,957	7,031
Packaging Corp. of America	4.500%	11/1/23	8,345	8,978
Packaging Corp. of America	3.650%	9/15/24	4,570	4,787
Packaging Corp. of America	3.400%	12/15/27	700	729
Packaging Corp. of America	3.000%	12/15/29	3,255	3,267
Packaging Corp. of America	4.050%	12/15/49	1,600	1,660
PPG Industries Inc.	2.400%	8/15/24	10,920	11,000
Praxair Inc.	4.050%	3/15/21	120	123
Praxair Inc.	3.000%	9/1/21	8,125	8,273
Praxair Inc.	2.450%	2/15/22	15,971	16,158
Praxair Inc.	2.200%	8/15/22	10,243	10,314
Praxair Inc.	2.650%	2/5/25	3,500	3,590
Praxair Inc.	3.200%	1/30/26	3,000	3,144
Praxair Inc.	3.550%	11/7/42	2,500	2,607
Rayonier Inc.	3.750%	4/1/22	1,950	1,971
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,447
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,370
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,934
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	30,475	32,699
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	500
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	7,156
Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	4,849
Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	14,796
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,346
RPM International Inc.	3.450%	11/15/22	3,275	3,358
RPM International Inc.	3.750%	3/15/27	3,875	3,984
RPM International Inc.	5.250%	6/1/45	3,592	3,970
RPM International Inc.	4.250%	1/15/48	10,120	9,814
Sasol Financing International Ltd.	4.500%	11/14/22	9,110	9,409
SASOL Financing USA LLC	5.875%	3/27/24	13,325	14,441
SASOL Financing USA LLC	6.500%	9/27/28	6,600	7,342
Sherwin-Williams Co.	4.200%	1/15/22	500	518
Sherwin-Williams Co.	2.750%	6/1/22	7,366	7,491

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sherwin-Williams Co.	3.125%	6/1/24	9,875	10,196
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,694
Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,825
Sherwin-Williams Co.	3.450%	6/1/27	17,500	18,449
Sherwin-Williams Co.	2.950%	8/15/29	10,000	10,119
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,026
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,750
Sherwin-Williams Co.	4.500%	6/1/47	12,725	14,447
Sherwin-Williams Co.	3.800%	8/15/49	5,000	5,087
Southern Copper Corp.	3.500%	11/8/22	2,400	2,478
Southern Copper Corp.	3.875%	4/23/25	2,800	2,938
Southern Copper Corp.	7.500%	7/27/35	3,725	5,128
Southern Copper Corp.	6.750%	4/16/40	1,550	2,062
Southern Copper Corp.	5.250%	11/8/42	17,545	20,081
Southern Copper Corp.	5.875%	4/23/45	22,730	28,250
Steel Dynamics Inc.	2.800%	12/15/24	2,000	2,015
Steel Dynamics Inc.	3.450%	4/15/30	5,500	5,562
Suzano Austria GmbH	6.000%	1/15/29	18,750	21,167
Suzano Austria GmbH	5.000%	1/15/30	6,700	7,029
Teck Resources Ltd.	6.125%	10/1/35	4,727	5,505
Teck Resources Ltd.	6.000%	8/15/40	2,830	3,153
Teck Resources Ltd.	6.250%	7/15/41	9,020	10,303
Vale Canada Ltd.	7.200%	9/15/32	2,926	3,599
Vale Overseas Ltd.	6.250%	8/10/26	22,860	26,803
Vale Overseas Ltd.	8.250%	1/17/34	500	701
Vale Overseas Ltd.	6.875%	11/21/36	16,289	21,135
Vale Overseas Ltd.	6.875%	11/10/39	14,765	19,158
Vale SA	5.625%	9/11/42	4,597	5,378
Westlake Chemical Corp.	3.600%	8/15/26	19,200	19,812
Westlake Chemical Corp.	5.000%	8/15/46	13,210	14,012
Westlake Chemical Corp.	4.375%	11/15/47	275	276
Westrock MWV LLC	8.200%	1/15/30	5,804	7,930
WestRock RKT Co.	4.900%	3/1/22	1,950	2,055
WestRock RKT Co.	4.000%	3/1/23	2,865	2,985
Weyerhaeuser Co.	4.700%	3/15/21	570	585
Weyerhaeuser Co.	3.250%	3/15/23	500	513
Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,754
Weyerhaeuser Co.	8.500%	1/15/25	800	1,010
Weyerhaeuser Co.	4.000%	11/15/29	11,200	12,139
Weyerhaeuser Co.	7.375%	3/15/32	8,605	11,925
Weyerhaeuser Co.	6.875%	12/15/33	2,250	2,963
WRKCo Inc.	3.000%	9/15/24	5,575	5,690
WRKCo Inc.	3.750%	3/15/25	4,025	4,240
WRKCo Inc.	4.650%	3/15/26	2,315	2,559
WRKCo Inc.	3.375%	9/15/27	4,700	4,803
WRKCo Inc.	4.000%	3/15/28	5,000	5,320
WRKCo Inc.	3.900%	6/1/28	2,000	2,115
WRKCo Inc.	4.900%	3/15/29	9,150	10,404
WRKCo Inc.	4.200%	6/1/32	3,580	3,913
Yamana Gold Inc.	4.625%	12/15/27	2,700	2,818

Capital Goods (1.3%)
3M Co.	1.625%	9/19/21	4,625	4,612
3M Co.	2.750%	3/1/22	7,518	7,657
3M Co.	2.000%	6/26/22	1,982	1,994

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	3M Co.	1.750%	2/14/23	5,300	5,270
	3M Co.	2.250%	3/15/23	1,950	1,967
	3M Co.	3.250%	2/14/24	3,075	3,215
	3M Co.	2.000%	2/14/25	6,425	6,369
	3M Co.	3.000%	8/7/25	3,900	4,065
	3M Co.	2.250%	9/19/26	5,900	5,885
	3M Co.	2.875%	10/15/27	5,150	5,363
	3M Co.	3.625%	9/14/28	3,816	4,153
	3M Co.	3.375%	3/1/29	7,075	7,501
	3M Co.	2.375%	8/26/29	10,275	10,087
	3M Co.	3.875%	6/15/44	1,000	1,060
	3M Co.	3.125%	9/19/46	5,500	5,269
	3M Co.	3.625%	10/15/47	5,125	5,275
	3M Co.	4.000%	9/14/48	10,400	11,409
	3M Co.	3.250%	8/26/49	8,750	8,513
	ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,454
	ABB Finance USA Inc.	3.375%	4/3/23	250	260
	ABB Finance USA Inc.	3.800%	4/3/28	6,475	7,069
	ABB Finance USA Inc.	4.375%	5/8/42	6,900	8,279
	Allegion plc	3.500%	10/1/29	3,455	3,523
	Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	2,107
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,195
	Avery Dennison Corp.	4.875%	12/6/28	660	749
[7]	Bemis Co. Inc.	4.500%	10/15/21	1,205	1,241
[7]	Bemis Co. Inc.	3.100%	9/15/26	2,450	2,395
	Boeing Co.	2.300%	8/1/21	3,500	3,518
	Boeing Co.	8.750%	8/15/21	390	431
	Boeing Co.	2.350%	10/30/21	2,000	2,015
	Boeing Co.	2.125%	3/1/22	5,075	5,084
	Boeing Co.	2.700%	5/1/22	4,425	4,487
	Boeing Co.	2.800%	3/1/23	7,350	7,485
	Boeing Co.	1.875%	6/15/23	3,100	3,077
	Boeing Co.	2.800%	3/1/24	2,000	2,041
	Boeing Co.	2.850%	10/30/24	4,740	4,852
	Boeing Co.	2.500%	3/1/25	580	581
	Boeing Co.	7.250%	6/15/25	325	402
	Boeing Co.	2.600%	10/30/25	4,050	4,080
	Boeing Co.	3.100%	5/1/26	4,875	5,026
	Boeing Co.	2.250%	6/15/26	1,750	1,724
	Boeing Co.	2.700%	2/1/27	7,265	7,322
	Boeing Co.	2.800%	3/1/27	1,975	2,000
	Boeing Co.	3.250%	3/1/28	2,926	3,037
	Boeing Co.	3.450%	11/1/28	2,342	2,466
	Boeing Co.	3.200%	3/1/29	8,775	9,144
	Boeing Co.	2.950%	2/1/30	9,230	9,430
	Boeing Co.	6.125%	2/15/33	5,775	7,538
	Boeing Co.	3.600%	5/1/34	8,425	8,985
	Boeing Co.	3.250%	2/1/35	9,000	9,170
	Boeing Co.	6.625%	2/15/38	1,000	1,390
	Boeing Co.	3.550%	3/1/38	1,392	1,444
	Boeing Co.	3.500%	3/1/39	3,415	3,507
	Boeing Co.	6.875%	3/15/39	7,905	11,549
	Boeing Co.	5.875%	2/15/40	480	635
	Boeing Co.	3.375%	6/15/46	7,000	6,778

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Boeing Co.	3.650%	3/1/47	4,800	4,864
Boeing Co.	3.625%	3/1/48	3,500	3,575
Boeing Co.	3.850%	11/1/48	1,903	1,996
Boeing Co.	3.900%	5/1/49	6,990	7,482
Boeing Co.	3.750%	2/1/50	4,855	5,115
Boeing Co.	3.825%	3/1/59	8,050	8,359
Boeing Co.	3.950%	8/1/59	4,000	4,271
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,655
Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,760
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,189
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,503
Caterpillar Financial Services Corp.	2.650%	5/17/21	4,200	4,243
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,873
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,317
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,959
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,449
Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,225
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,637
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,077
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,146
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,122
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,596
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,179
Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,233
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,545
Caterpillar Financial Services Corp.	2.150%	11/8/24	3,735	3,744
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,665
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,300	3,318
Caterpillar Inc.	3.900%	5/27/21	14,147	14,522
Caterpillar Inc.	2.600%	6/26/22	15,425	15,655
Caterpillar Inc.	3.400%	5/15/24	5,500	5,812
Caterpillar Inc.	2.600%	9/19/29	4,000	4,027
Caterpillar Inc.	5.300%	9/15/35	3,100	3,838
Caterpillar Inc.	6.050%	8/15/36	9,241	12,575
Caterpillar Inc.	5.200%	5/27/41	5,147	6,642
Caterpillar Inc.	3.803%	8/15/42	19,654	21,974
Caterpillar Inc.	4.300%	5/15/44	2,830	3,276
Caterpillar Inc.	3.250%	9/19/49	8,200	8,182
Caterpillar Inc.	4.750%	5/15/64	1,650	2,064
CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,869
CNH Industrial Capital LLC	4.200%	1/15/24	15,795	16,720
CNH Industrial NV	4.500%	8/15/23	1,350	1,438
CNH Industrial NV	3.850%	11/15/27	5,950	6,195
Crane Co.	4.450%	12/15/23	5,690	6,056
Crane Co.	4.200%	3/15/48	3,900	3,903
CRH America Inc.	5.750%	1/15/21	2,290	2,371
Deere & Co.	2.600%	6/8/22	6,165	6,265
Deere & Co.	5.375%	10/16/29	6,170	7,629
Deere & Co.	3.900%	6/9/42	5,737	6,450
Deere & Co.	2.875%	9/7/49	1,025	961
Dover Corp.	3.150%	11/15/25	10,000	10,357
Dover Corp.	2.950%	11/4/29	2,600	2,607
Dover Corp.	6.600%	3/15/38	2,050	2,733
Dover Corp.	5.375%	3/1/41	1,695	2,061

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Eagle Materials Inc.	4.500%	8/1/26	4,700	4,872
	Eaton Corp.	2.750%	11/2/22	12,994	13,255
	Eaton Corp.	3.103%	9/15/27	7,765	8,052
	Eaton Corp.	4.000%	11/2/32	7,729	8,752
	Eaton Corp.	4.150%	11/2/42	1,175	1,304
	Eaton Corp.	3.915%	9/15/47	4,950	5,268
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,675	7,339
	Embraer Netherlands Finance BV	5.400%	2/1/27	6,100	6,858
[7]	Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,660
	Embraer SA	5.150%	6/15/22	3,850	4,060
	Emerson Electric Co.	2.625%	12/1/21	11,025	11,209
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,578
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,883
	Emerson Electric Co.	5.250%	11/15/39	440	552
	Flowserve Corp.	3.500%	9/15/22	13,705	13,852
	Flowserve Corp.	4.000%	11/15/23	4,575	4,681
	Fortive Corp.	2.350%	6/15/21	5,122	5,136
	Fortive Corp.	3.150%	6/15/26	4,472	4,576
	Fortive Corp.	4.300%	6/15/46	5,250	5,402
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,297
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,648
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	800	808
	General Dynamics Corp.	3.000%	5/11/21	2,170	2,205
	General Dynamics Corp.	3.875%	7/15/21	1,925	1,979
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,771
	General Dynamics Corp.	3.375%	5/15/23	8,500	8,874
	General Dynamics Corp.	1.875%	8/15/23	18,200	18,216
	General Dynamics Corp.	2.375%	11/15/24	14,641	14,885
	General Dynamics Corp.	3.500%	5/15/25	9,743	10,430
	General Dynamics Corp.	2.625%	11/15/27	10,440	10,678
	General Dynamics Corp.	3.750%	5/15/28	9,135	10,060
	General Dynamics Corp.	3.600%	11/15/42	3,064	3,467
	General Electric Co.	4.625%	1/7/21	3,928	4,018
	General Electric Co.	5.300%	2/11/21	12,647	13,051
	General Electric Co.	4.650%	10/17/21	8,692	9,055
	General Electric Co.	3.150%	9/7/22	7,206	7,360
	General Electric Co.	2.700%	10/9/22	31,690	32,118
	General Electric Co.	3.100%	1/9/23	3,973	4,056
	General Electric Co.	3.375%	3/11/24	14,800	15,315
	General Electric Co.	3.450%	5/15/24	4,892	5,074
	General Electric Co.	6.750%	3/15/32	21,984	28,162
	General Electric Co.	6.150%	8/7/37	8,246	10,180
	General Electric Co.	5.875%	1/14/38	28,611	34,486
	General Electric Co.	6.875%	1/10/39	17,878	23,828
	General Electric Co.	4.125%	10/9/42	7,769	8,040
	General Electric Co.	4.500%	3/11/44	10,010	10,912
	Hexcel Corp.	4.700%	8/15/25	1,350	1,460
	Honeywell International Inc.	4.250%	3/1/21	10,530	10,846
	Honeywell International Inc.	1.850%	11/1/21	13,350	13,374
	Honeywell International Inc.	2.150%	8/8/22	3,500	3,533
	Honeywell International Inc.	3.350%	12/1/23	10,140	10,655
	Honeywell International Inc.	2.300%	8/15/24	7,425	7,524
	Honeywell International Inc.	2.500%	11/1/26	5,375	5,459
	Honeywell International Inc.	2.700%	8/15/29	4,250	4,360

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honeywell International Inc.	5.700%	3/15/36	4,580	6,101
Honeywell International Inc.	5.700%	3/15/37	4,995	6,771
Honeywell International Inc.	5.375%	3/1/41	5,995	8,072
Honeywell International Inc.	3.812%	11/21/47	725	819
Hubbell Inc.	3.350%	3/1/26	2,800	2,864
Hubbell Inc.	3.150%	8/15/27	3,425	3,415
Hubbell Inc.	3.500%	2/15/28	4,645	4,797
Huntington Ingalls Industries Inc.	3.483%	12/1/27	10,075	10,503
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,959
Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,374
Illinois Tool Works Inc.	2.650%	11/15/26	11,050	11,356
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	4,520
Illinois Tool Works Inc.	3.900%	9/1/42	11,642	13,417
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,523
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,625	8,146
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	50	53
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,675
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,895
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,300	7,651
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,475	3,634
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	11,472
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,439
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,025	3,380
John Deere Capital Corp.	2.350%	1/8/21	2,150	2,158
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,695
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,179
John Deere Capital Corp.	2.875%	3/12/21	10,025	10,136
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,522
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,844
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,295
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,469
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,291
John Deere Capital Corp.	2.150%	9/8/22	10,350	10,415
John Deere Capital Corp.	2.700%	1/6/23	300	307
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,800
John Deere Capital Corp.	2.800%	3/6/23	10,950	11,231
John Deere Capital Corp.	3.450%	6/7/23	800	837
John Deere Capital Corp.	3.650%	10/12/23	3,150	3,338
John Deere Capital Corp.	2.600%	3/7/24	3,000	3,065
John Deere Capital Corp.	3.350%	6/12/24	9,931	10,459
John Deere Capital Corp.	2.650%	6/24/24	4,421	4,526
John Deere Capital Corp.	3.450%	3/13/25	17,240	18,301
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,853
John Deere Capital Corp.	2.650%	6/10/26	1,900	1,935
John Deere Capital Corp.	2.250%	9/14/26	965	965
John Deere Capital Corp.	2.800%	9/8/27	4,100	4,209
John Deere Capital Corp.	3.050%	1/6/28	7,700	8,020
John Deere Capital Corp.	3.450%	3/7/29	4,475	4,863
John Deere Capital Corp.	2.800%	7/18/29	5,575	5,707
Johnson Controls International plc	3.625%	7/2/24	4,302	4,463
Johnson Controls International plc	3.900%	2/14/26	4,082	4,334
Johnson Controls International plc	6.000%	1/15/36	954	1,170
Johnson Controls International plc	4.625%	7/2/44	7,850	8,560
Johnson Controls International plc	5.125%	9/14/45	1,045	1,214

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Johnson Controls International plc	4.500%	2/15/47	9,495	10,212
	Johnson Controls International plc	4.950%	7/2/64	3,658	3,786
	Kennametal Inc.	3.875%	2/15/22	1,525	1,569
	Kennametal Inc.	4.625%	6/15/28	6,620	7,061
[7]	L3Harris Technologies Inc.	4.950%	2/15/21	9,125	9,347
[7]	L3Harris Technologies Inc.	3.850%	6/15/23	8,950	9,420
[7]	L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,103
	L3Harris Technologies Inc.	3.832%	4/27/25	7,510	7,989
[7]	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,910
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	5,350	5,960
	L3Harris Technologies Inc.	2.900%	12/15/29	2,130	2,156
	L3Harris Technologies Inc.	4.854%	4/27/35	1,925	2,265
	L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,275
	L3Harris Technologies Inc.	5.054%	4/27/45	4,170	5,176
	Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,895
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	12,797
	Leggett & Platt Inc.	4.400%	3/15/29	4,050	4,425
	Legrand France SA	8.500%	2/15/25	3,350	4,320
	Lennox International Inc.	3.000%	11/15/23	1,000	1,017
	Lockheed Martin Corp.	3.350%	9/15/21	9,219	9,451
	Lockheed Martin Corp.	3.100%	1/15/23	9,780	10,109
	Lockheed Martin Corp.	2.900%	3/1/25	675	701
	Lockheed Martin Corp.	3.550%	1/15/26	16,000	17,135
	Lockheed Martin Corp.	3.600%	3/1/35	9,240	10,117
	Lockheed Martin Corp.	4.500%	5/15/36	4,725	5,595
	Lockheed Martin Corp.	6.150%	9/1/36	7,685	10,431
	Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,454
	Lockheed Martin Corp.	4.850%	9/15/41	622	752
	Lockheed Martin Corp.	4.070%	12/15/42	12,765	14,607
	Lockheed Martin Corp.	3.800%	3/1/45	8,096	8,930
	Lockheed Martin Corp.	4.700%	5/15/46	11,400	14,393
	Lockheed Martin Corp.	4.090%	9/15/52	13,236	15,471
	Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,193
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,331
	Martin Marietta Materials Inc.	3.500%	12/15/27	6,000	6,239
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	7,957
	Masco Corp.	3.500%	4/1/21	2,715	2,750
	Masco Corp.	5.950%	3/15/22	583	626
	Masco Corp.	4.450%	4/1/25	4,700	5,118
	Masco Corp.	4.375%	4/1/26	4,500	4,856
	Masco Corp.	3.500%	11/15/27	6,550	6,775
	Masco Corp.	7.750%	8/1/29	1,144	1,485
	Masco Corp.	6.500%	8/15/32	54	66
	Masco Corp.	4.500%	5/15/47	5,000	5,089
	Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,377
	Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,681
	Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,124
	Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,824
	Northrop Grumman Corp.	2.930%	1/15/25	8,400	8,654
	Northrop Grumman Corp.	3.200%	2/1/27	6,200	6,447
	Northrop Grumman Corp.	3.250%	1/15/28	15,850	16,514
	Northrop Grumman Corp.	5.050%	11/15/40	2,525	3,077
	Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,691
	Northrop Grumman Corp.	3.850%	4/15/45	2,000	2,141

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	4.030%	10/15/47	10,175	11,309
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,920	5,622
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,129
Nvent Finance Sarl	4.550%	4/15/28	3,850	3,990
Oshkosh Corp.	4.600%	5/15/28	7,375	7,891
Owens Corning	4.200%	12/1/24	6,030	6,385
Owens Corning	3.400%	8/15/26	1,400	1,418
Owens Corning	3.950%	8/15/29	4,000	4,147
Owens Corning	7.000%	12/1/36	1,787	2,184
Owens Corning	4.300%	7/15/47	4,325	4,103
Owens Corning	4.400%	1/30/48	3,200	3,093
Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,842
Parker-Hannifin Corp.	2.700%	6/14/24	4,700	4,763
Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,176
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	14,339
Parker-Hannifin Corp.	3.250%	6/14/29	3,000	3,117
Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,312
Parker-Hannifin Corp.	6.250%	5/15/38	2,925	3,878
Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,412
Parker-Hannifin Corp.	4.100%	3/1/47	5,500	5,954
Parker-Hannifin Corp.	4.000%	6/14/49	6,975	7,544
Precision Castparts Corp.	2.500%	1/15/23	13,970	14,214
Precision Castparts Corp.	3.250%	6/15/25	9,300	9,798
Precision Castparts Corp.	3.900%	1/15/43	6,575	7,114
Precision Castparts Corp.	4.375%	6/15/45	5,712	6,603
Raytheon Co.	2.500%	12/15/22	18,875	19,248
Raytheon Co.	3.150%	12/15/24	2,250	2,363
Raytheon Co.	7.200%	8/15/27	1,010	1,321
Raytheon Co.	4.875%	10/15/40	450	563
Raytheon Co.	4.700%	12/15/41	6,350	7,894
Raytheon Co.	4.200%	12/15/44	795	932
Republic Services Inc.	5.250%	11/15/21	8,838	9,373
Republic Services Inc.	3.550%	6/1/22	475	491
Republic Services Inc.	4.750%	5/15/23	2,425	2,611
Republic Services Inc.	2.500%	8/15/24	4,500	4,559
Republic Services Inc.	3.200%	3/15/25	3,000	3,115
Republic Services Inc.	2.900%	7/1/26	8,525	8,685
Republic Services Inc.	6.200%	3/1/40	3,440	4,684
Republic Services Inc.	5.700%	5/15/41	7,965	10,351
Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,272
Rockwell Automation Inc.	4.200%	3/1/49	5,025	5,841
Rockwell Collins Inc.	3.100%	11/15/21	1,000	1,017
Rockwell Collins Inc.	2.800%	3/15/22	12,000	12,205
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,922
Rockwell Collins Inc.	3.200%	3/15/24	12,107	12,599
Rockwell Collins Inc.	3.500%	3/15/27	14,800	15,742
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,528
Rockwell Collins Inc.	4.350%	4/15/47	9,250	10,813
Roper Technologies Inc.	3.000%	12/15/20	4,075	4,112
Roper Technologies Inc.	2.800%	12/15/21	10,575	10,725
Roper Technologies Inc.	3.125%	11/15/22	400	411
Roper Technologies Inc.	2.350%	9/15/24	8,450	8,494
Roper Technologies Inc.	3.850%	12/15/25	2,675	2,874
Roper Technologies Inc.	3.800%	12/15/26	11,559	12,423

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Roper Technologies Inc.	4.200%	9/15/28	7,100	7,764
Roper Technologies Inc.	2.950%	9/15/29	4,000	4,021
Snap-on Inc.	6.125%	9/1/21	3,135	3,350
Snap-on Inc.	3.250%	3/1/27	1,900	1,980
Snap-on Inc.	4.100%	3/1/48	2,600	2,905
Sonoco Products Co.	5.750%	11/1/40	4,210	5,159
Spirit AeroSystems Inc.	3.950%	6/15/23	13,300	13,689
Spirit AeroSystems Inc.	3.850%	6/15/26	10,785	11,059
Spirit AeroSystems Inc.	4.600%	6/15/28	6,630	6,971
Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,112
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,886
Stanley Black & Decker Inc.	3.400%	3/1/26	2,500	2,636
Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,655
Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	7,658
Textron Inc.	4.300%	3/1/24	2,625	2,803
Textron Inc.	3.875%	3/1/25	7,600	8,047
Textron Inc.	4.000%	3/15/26	6,200	6,619
Textron Inc.	3.650%	3/15/27	11,961	12,506
Textron Inc.	3.375%	3/1/28	5,450	5,600
Textron Inc.	3.900%	9/17/29	4,300	4,587
Timken Co.	3.875%	9/1/24	1,000	1,043
Timken Co.	4.500%	12/15/28	7,320	7,882
United Technologies Corp.	3.350%	8/16/21	2,725	2,788
United Technologies Corp.	1.950%	11/1/21	9,010	9,022
United Technologies Corp.	2.300%	5/4/22	200	202
United Technologies Corp.	3.100%	6/1/22	20,168	20,707
United Technologies Corp.	3.650%	8/16/23	22,000	23,175
United Technologies Corp.	2.800%	5/4/24	11,250	11,560
United Technologies Corp.	3.950%	8/16/25	16,875	18,372
United Technologies Corp.	2.650%	11/1/26	4,350	4,451
United Technologies Corp.	3.125%	5/4/27	350	366
United Technologies Corp.	6.700%	8/1/28	325	421
United Technologies Corp.	4.125%	11/16/28	40,677	45,735
United Technologies Corp.	7.500%	9/15/29	7,125	10,019
United Technologies Corp.	5.400%	5/1/35	3,225	4,126
United Technologies Corp.	6.050%	6/1/36	5,215	7,021
United Technologies Corp.	6.125%	7/15/38	8,750	12,102
United Technologies Corp.	4.450%	11/16/38	9,665	11,347
United Technologies Corp.	5.700%	4/15/40	9,325	12,474
United Technologies Corp.	4.500%	6/1/42	29,565	35,405
United Technologies Corp.	4.150%	5/15/45	10,750	12,313
United Technologies Corp.	3.750%	11/1/46	9,800	10,677
United Technologies Corp.	4.050%	5/4/47	10,525	11,944
United Technologies Corp.	4.625%	11/16/48	12,585	15,664
Valmont Industries Inc.	5.000%	10/1/44	7,690	7,856
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,323
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,975
Vulcan Materials Co.	4.500%	6/15/47	10,137	11,101
Wabtec Corp.	4.400%	3/15/24	8,205	8,696
Wabtec Corp.	3.450%	11/15/26	6,375	6,403
Wabtec Corp.	4.950%	9/15/28	10,675	11,734
Waste Connections Inc.	3.500%	5/1/29	9,370	9,874
Waste Management Inc.	4.600%	3/1/21	6,375	6,536
Waste Management Inc.	2.900%	9/15/22	100	102

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Waste Management Inc.	2.400%	5/15/23	9,676	9,763
Waste Management Inc.	3.500%	5/15/24	12,249	12,861
Waste Management Inc.	2.950%	6/15/24	6,625	6,833
Waste Management Inc.	3.125%	3/1/25	7,735	8,082
Waste Management Inc.	3.200%	6/15/26	6,659	6,976
Waste Management Inc.	3.150%	11/15/27	1,150	1,202
Waste Management Inc.	3.450%	6/15/29	8,705	9,297
Waste Management Inc.	3.900%	3/1/35	4,785	5,293
Waste Management Inc.	4.000%	7/15/39	4,450	4,970
Waste Management Inc.	4.100%	3/1/45	6,250	7,012
Waste Management Inc.	4.150%	7/15/49	9,050	10,307
WW Grainger Inc.	4.600%	6/15/45	9,875	11,689
WW Grainger Inc.	3.750%	5/15/46	2,975	3,074
WW Grainger Inc.	4.200%	5/15/47	3,500	3,896
Xylem Inc.	3.250%	11/1/26	5,950	6,168
Xylem Inc.	4.375%	11/1/46	4,180	4,564

Communication (2.3%)
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,675
Activision Blizzard Inc.	2.600%	6/15/22	3,375	3,412
Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,383
Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,771
Activision Blizzard Inc.	4.500%	6/15/47	3,805	4,322
America Movil SAB de CV	3.125%	7/16/22	13,640	13,912
America Movil SAB de CV	3.625%	4/22/29	9,100	9,647
America Movil SAB de CV	6.375%	3/1/35	8,615	11,558
America Movil SAB de CV	6.125%	11/15/37	2,850	3,717
America Movil SAB de CV	6.125%	3/30/40	17,336	23,228
America Movil SAB de CV	4.375%	7/16/42	9,675	10,770
America Movil SAB de CV	4.375%	4/22/49	8,500	9,739
American Tower Corp.	3.300%	2/15/21	6,075	6,150
American Tower Corp.	3.450%	9/15/21	7,675	7,859
American Tower Corp.	5.900%	11/1/21	8,315	8,883
American Tower Corp.	2.250%	1/15/22	3,150	3,160
American Tower Corp.	4.700%	3/15/22	5,000	5,266
American Tower Corp.	3.500%	1/31/23	27,228	28,207
American Tower Corp.	5.000%	2/15/24	10,213	11,236
American Tower Corp.	3.375%	5/15/24	7,330	7,598
American Tower Corp.	2.950%	1/15/25	2,500	2,561
American Tower Corp.	4.000%	6/1/25	3,525	3,766
American Tower Corp.	3.375%	10/15/26	12,670	13,160
American Tower Corp.	3.125%	1/15/27	4,590	4,679
American Tower Corp.	3.550%	7/15/27	7,860	8,217
American Tower Corp.	3.950%	3/15/29	5,750	6,186
American Tower Corp.	3.800%	8/15/29	21,635	23,112
American Tower Corp.	3.700%	10/15/49	5,000	4,956
AT&T Inc.	4.600%	2/15/21	11,075	11,330
AT&T Inc.	2.800%	2/17/21	75	76
AT&T Inc.	4.450%	5/15/21	4,750	4,911
AT&T Inc.	4.000%	1/15/22	7,160	7,427
AT&T Inc.	3.000%	2/15/22	7,950	8,100
AT&T Inc.	3.200%	3/1/22	10,325	10,575
AT&T Inc.	3.800%	3/15/22	8,059	8,361
AT&T Inc.	3.400%	6/15/22	6,501	6,694

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	3.000%	6/30/22	22,805	23,306
AT&T Inc.	3.600%	2/17/23	16,405	17,116
AT&T Inc.	4.050%	12/15/23	4,340	4,640
AT&T Inc.	3.800%	3/1/24	10,967	11,578
AT&T Inc.	3.900%	3/11/24	8,000	8,478
AT&T Inc.	4.450%	4/1/24	11,779	12,753
AT&T Inc.	3.550%	6/1/24	5,200	5,466
AT&T Inc.	3.950%	1/15/25	10,000	10,713
AT&T Inc.	3.400%	5/15/25	45,504	47,686
AT&T Inc.	3.600%	7/15/25	19,900	21,001
AT&T Inc.	3.875%	1/15/26	9,066	9,709
AT&T Inc.	4.125%	2/17/26	18,000	19,506
AT&T Inc.	3.800%	2/15/27	14,500	15,459
AT&T Inc.	4.250%	3/1/27	10,000	10,961
AT&T Inc.	4.100%	2/15/28	19,444	21,107
AT&T Inc.	4.350%	3/1/29	27,800	30,831
AT&T Inc.	4.300%	2/15/30	43,552	48,399
AT&T Inc.	4.500%	5/15/35	22,475	24,991
AT&T Inc.	5.250%	3/1/37	20,620	24,625
AT&T Inc.	4.900%	8/15/37	24,625	28,247
AT&T Inc.	4.850%	3/1/39	18,000	20,676
AT&T Inc.	6.350%	3/15/40	8,700	11,330
AT&T Inc.	6.100%	7/15/40	2,000	2,542
AT&T Inc.	6.000%	8/15/40	2,470	3,134
AT&T Inc.	5.350%	9/1/40	28,053	33,550
AT&T Inc.	6.375%	3/1/41	9,921	13,078
AT&T Inc.	5.550%	8/15/41	50	61
AT&T Inc.	5.375%	10/15/41	6,930	8,151
AT&T Inc.	5.150%	3/15/42	10,734	12,506
AT&T Inc.	4.900%	6/15/42	10,315	11,601
AT&T Inc.	4.300%	12/15/42	13,211	14,121
AT&T Inc.	5.350%	12/15/43	15,300	18,334
AT&T Inc.	4.650%	6/1/44	9,930	10,945
AT&T Inc.	4.800%	6/15/44	25,000	28,401
AT&T Inc.	4.350%	6/15/45	22,998	24,600
AT&T Inc.	4.750%	5/15/46	31,623	35,505
AT&T Inc.	5.150%	11/15/46	33,600	39,997
AT&T Inc.	5.650%	2/15/47	8,000	10,181
AT&T Inc.	5.450%	3/1/47	6,000	7,404
AT&T Inc.	4.500%	3/9/48	27,401	30,100
AT&T Inc.	4.550%	3/9/49	39,005	43,247
AT&T Inc.	5.150%	2/15/50	15,000	18,066
AT&T Inc.	5.700%	3/1/57	6,570	8,571
AT&T Inc.	5.300%	8/15/58	8,051	9,917
Bell Canada Inc.	4.300%	7/29/49	5,000	5,592
British Telecommunications plc	4.500%	12/4/23	5,150	5,545
British Telecommunications plc	5.125%	12/4/28	5,000	5,746
British Telecommunications plc	9.625%	12/15/30	21,651	33,320
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	14,550	15,230
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	30,000	31,531
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,705	10,440

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	40,800	44,887
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	20,080	20,754
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,250	5,582
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	11,000	12,438
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	18,100	22,755
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	7,925	8,982
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	27,190	33,887
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	22,525	25,249
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	28,000	32,672
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	5,800	6,294
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	23,370	24,466
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	3,650	4,596
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,506
Comcast Corp.	3.450%	10/1/21	12,410	12,761
Comcast Corp.	3.125%	7/15/22	12,865	13,261
Comcast Corp.	2.750%	3/1/23	10,000	10,220
Comcast Corp.	3.000%	2/1/24	35,340	36,616
Comcast Corp.	3.600%	3/1/24	4,275	4,527
Comcast Corp.	3.700%	4/15/24	10,000	10,638
Comcast Corp.	3.375%	2/15/25	9,400	9,903
Comcast Corp.	3.375%	8/15/25	21,132	22,416
Comcast Corp.	3.950%	10/15/25	18,988	20,692
Comcast Corp.	3.150%	3/1/26	20,255	21,164
Comcast Corp.	2.350%	1/15/27	13,515	13,475
Comcast Corp.	3.300%	2/1/27	12,135	12,825
Comcast Corp.	3.150%	2/15/28	17,300	18,108
Comcast Corp.	4.150%	10/15/28	48,362	54,428
Comcast Corp.	2.650%	2/1/30	19,000	19,015
Comcast Corp.	4.250%	10/15/30	9,500	10,801
Comcast Corp.	4.250%	1/15/33	15,535	17,807
Comcast Corp.	7.050%	3/15/33	2,200	3,145
Comcast Corp.	4.200%	8/15/34	8,400	9,581
Comcast Corp.	5.650%	6/15/35	5,990	7,860
Comcast Corp.	4.400%	8/15/35	17,405	20,365
Comcast Corp.	6.500%	11/15/35	13,950	19,653
Comcast Corp.	3.200%	7/15/36	8,175	8,320
Comcast Corp.	6.450%	3/15/37	8,723	12,175
Comcast Corp.	6.950%	8/15/37	8,748	12,807
Comcast Corp.	3.900%	3/1/38	5,000	5,518
Comcast Corp.	6.400%	5/15/38	4,604	6,394
Comcast Corp.	4.600%	10/15/38	26,600	31,561
Comcast Corp.	6.550%	7/1/39	3,475	4,960

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Comcast Corp.	3.250%	11/1/39	14,700	14,785
	Comcast Corp.	6.400%	3/1/40	6,325	8,860
	Comcast Corp.	4.650%	7/15/42	18,460	21,943
	Comcast Corp.	4.500%	1/15/43	6,150	7,175
	Comcast Corp.	4.600%	8/15/45	15,592	18,595
	Comcast Corp.	3.400%	7/15/46	17,315	17,385
	Comcast Corp.	3.969%	11/1/47	30,268	33,028
	Comcast Corp.	4.000%	3/1/48	8,875	9,757
	Comcast Corp.	4.700%	10/15/48	27,580	33,945
	Comcast Corp.	3.999%	11/1/49	22,900	25,302
	Comcast Corp.	3.450%	2/1/50	21,500	21,922
	Comcast Corp.	4.049%	11/1/52	8,780	9,898
	Comcast Corp.	4.950%	10/15/58	21,460	27,903
	Crown Castle International Corp.	3.400%	2/15/21	12,725	12,912
	Crown Castle International Corp.	2.250%	9/1/21	8,608	8,616
	Crown Castle International Corp.	4.875%	4/15/22	7,500	7,931
	Crown Castle International Corp.	5.250%	1/15/23	10,765	11,670
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,667
	Crown Castle International Corp.	3.200%	9/1/24	10,750	11,067
	Crown Castle International Corp.	4.450%	2/15/26	12,170	13,281
	Crown Castle International Corp.	3.700%	6/15/26	19,130	20,220
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,448
	Crown Castle International Corp.	3.650%	9/1/27	10,000	10,536
	Crown Castle International Corp.	3.800%	2/15/28	16,200	17,213
	Crown Castle International Corp.	4.300%	2/15/29	3,175	3,504
	Crown Castle International Corp.	4.750%	5/15/47	3,200	3,685
	Crown Castle International Corp.	5.200%	2/15/49	5,350	6,551
	Deutsche Telekom International Finance BV	8.750%	6/15/30	36,833	54,045
	Discovery Communications LLC	4.375%	6/15/21	1,420	1,463
	Discovery Communications LLC	3.500%	6/15/22	6,725	6,899
	Discovery Communications LLC	2.950%	3/20/23	7,900	8,046
	Discovery Communications LLC	3.250%	4/1/23	1,325	1,362
	Discovery Communications LLC	3.800%	3/13/24	3,640	3,831
	Discovery Communications LLC	3.900%	11/15/24	7,525	7,983
	Discovery Communications LLC	3.450%	3/15/25	4,900	5,070
	Discovery Communications LLC	3.950%	6/15/25	4,000	4,243
	Discovery Communications LLC	4.900%	3/11/26	9,000	10,051
	Discovery Communications LLC	3.950%	3/20/28	20,400	21,760
	Discovery Communications LLC	4.125%	5/15/29	2,000	2,147
	Discovery Communications LLC	5.000%	9/20/37	14,300	16,140
	Discovery Communications LLC	6.350%	6/1/40	7,835	9,883
	Discovery Communications LLC	4.950%	5/15/42	8,821	9,647
	Discovery Communications LLC	4.875%	4/1/43	7,665	8,314
	Discovery Communications LLC	5.200%	9/20/47	12,029	13,930
	Discovery Communications LLC	5.300%	5/15/49	2,385	2,822
	Electronic Arts Inc.	3.700%	3/1/21	10,060	10,235
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,478
[7]	Fox Corp.	3.666%	1/25/22	5,580	5,763
[7]	Fox Corp.	4.030%	1/25/24	14,925	15,895
[7]	Fox Corp.	4.709%	1/25/29	17,025	19,352
[7]	Fox Corp.	5.476%	1/25/39	10,800	13,131
[7]	Fox Corp.	5.576%	1/25/49	23,500	29,574
	Grupo Televisa SAB	6.625%	3/18/25	2,025	2,375
	Grupo Televisa SAB	4.625%	1/30/26	7,420	7,986

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grupo Televisa SAB	8.500%	3/11/32	275	373
Grupo Televisa SAB	6.625%	1/15/40	4,845	6,085
Grupo Televisa SAB	5.000%	5/13/45	20,160	21,255
Grupo Televisa SAB	5.250%	5/24/49	5,100	5,512
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,103
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	11,693
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,640
Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,425	4,971
Interpublic Group of Cos. Inc.	5.400%	10/1/48	5,000	6,122
Koninklijke KPN NV	8.375%	10/1/30	5,000	6,938
Moody’s Corp.	3.250%	6/7/21	1,900	1,932
Moody’s Corp.	2.750%	12/15/21	2,884	2,925
Moody’s Corp.	4.500%	9/1/22	4,908	5,190
Moody’s Corp.	4.875%	2/15/24	7,965	8,761
Moody’s Corp.	5.250%	7/15/44	5,515	7,019
NBCUniversal Media LLC	4.375%	4/1/21	15,570	16,054
NBCUniversal Media LLC	2.875%	1/15/23	24,149	24,783
NBCUniversal Media LLC	6.400%	4/30/40	6,300	8,806
NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,666
NBCUniversal Media LLC	4.450%	1/15/43	8,500	9,857
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,463
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,375	7,756
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	12,675	13,326
Orange SA	4.125%	9/14/21	14,622	15,156
Orange SA	9.000%	3/1/31	16,090	24,890
Orange SA	5.375%	1/13/42	11,690	14,975
Orange SA	5.500%	2/6/44	4,770	6,324
RELX Capital Inc.	3.125%	10/15/22	7,634	7,893
RELX Capital Inc.	3.500%	3/16/23	6,300	6,539
RELX Capital Inc.	4.000%	3/18/29	4,000	4,333
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,122
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,819
Rogers Communications Inc.	3.625%	12/15/25	5,435	5,753
Rogers Communications Inc.	2.900%	11/15/26	4,250	4,316
Rogers Communications Inc.	7.500%	8/15/38	300	437
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,346
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,052
Rogers Communications Inc.	4.300%	2/15/48	5,000	5,468
Rogers Communications Inc.	4.350%	5/1/49	16,000	17,776
Rogers Communications Inc.	3.700%	11/15/49	6,400	6,437
S&P Global Inc.	4.000%	6/15/25	6,225	6,738
S&P Global Inc.	4.400%	2/15/26	8,100	8,999
S&P Global Inc.	2.500%	12/1/29	5,300	5,310
S&P Global Inc.	4.500%	5/15/48	4,700	5,698
S&P Global Inc.	3.250%	12/1/49	8,500	8,677
TCI Communications Inc.	7.875%	2/15/26	1,675	2,173
TCI Communications Inc.	7.125%	2/15/28	725	959
Telefonica Emisiones SAU	5.213%	3/8/47	28,305	33,599
Telefonica Emisiones SAU	5.462%	2/16/21	13,000	13,488
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,313
Telefonica Emisiones SAU	4.103%	3/8/27	13,275	14,340
Telefonica Emisiones SAU	7.045%	6/20/36	15,972	22,469
Telefonica Emisiones SAU	4.665%	3/6/38	11,270	12,717
Telefonica Emisiones SAU	4.895%	3/6/48	10,000	11,450

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Telefonica Emisiones SAU	5.520%	3/1/49	13,650	17,074
Telefonica Europe BV	8.250%	9/15/30	8,362	12,021
TELUS Corp.	2.800%	2/16/27	8,525	8,531
TELUS Corp.	4.300%	6/15/49	5,300	5,847
Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,844
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,454
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,438
Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,910
Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,240
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,593
Time Warner Cable LLC	4.000%	9/1/21	10,125	10,365
Time Warner Cable LLC	6.550%	5/1/37	14,905	18,265
Time Warner Cable LLC	7.300%	7/1/38	14,348	18,772
Time Warner Cable LLC	6.750%	6/15/39	18,092	22,833
Time Warner Cable LLC	5.875%	11/15/40	10,185	11,668
Time Warner Cable LLC	5.500%	9/1/41	14,600	16,290
Time Warner Cable LLC	4.500%	9/15/42	16,460	16,678
Time Warner Entertainment Co. LP	8.375%	7/15/33	4,175	5,860
TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	263
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,905
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,124
Verizon Communications Inc.	2.946%	3/15/22	23,453	23,934
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,929
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,694
Verizon Communications Inc.	5.150%	9/15/23	38,305	42,465
Verizon Communications Inc.	3.500%	11/1/24	21,266	22,508
Verizon Communications Inc.	3.376%	2/15/25	25,500	26,957
Verizon Communications Inc.	2.625%	8/15/26	17,800	18,044
Verizon Communications Inc.	4.125%	3/16/27	28,725	31,760
Verizon Communications Inc.	4.329%	9/21/28	47,414	53,746
Verizon Communications Inc.	4.016%	12/3/29	38,264	42,596
Verizon Communications Inc.	4.500%	8/10/33	40,244	46,715
Verizon Communications Inc.	4.400%	11/1/34	28,630	33,116
Verizon Communications Inc.	4.272%	1/15/36	26,017	29,315
Verizon Communications Inc.	5.250%	3/16/37	29,730	37,303
Verizon Communications Inc.	4.812%	3/15/39	23,100	27,932
Verizon Communications Inc.	4.750%	11/1/41	14,350	17,342
Verizon Communications Inc.	3.850%	11/1/42	7,974	8,535
Verizon Communications Inc.	4.125%	8/15/46	6,330	7,133
Verizon Communications Inc.	4.862%	8/21/46	46,840	57,991
Verizon Communications Inc.	4.522%	9/15/48	22,817	27,243
Verizon Communications Inc.	5.012%	4/15/49	34,410	44,002
Verizon Communications Inc.	4.672%	3/15/55	27,000	33,129
ViacomCBS Inc.	3.875%	12/15/21	9,090	9,403
ViacomCBS Inc.	4.250%	9/1/23	21,450	22,832
ViacomCBS Inc.	3.875%	4/1/24	4,989	5,278
ViacomCBS Inc.	6.875%	4/30/36	4,610	6,171
ViacomCBS Inc.	4.375%	3/15/43	15,810	16,736
ViacomCBS Inc.	5.850%	9/1/43	14,770	18,507
ViacomCBS Inc.	4.300%	2/15/21	4,150	4,226
ViacomCBS Inc.	3.375%	3/1/22	1,000	1,023
ViacomCBS Inc.	2.500%	2/15/23	8,650	8,739
ViacomCBS Inc.	2.900%	6/1/23	3,550	3,612
ViacomCBS Inc.	3.700%	8/15/24	5,125	5,404

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
ViacomCBS Inc.	3.500%	1/15/25	4,825	5,048
ViacomCBS Inc.	4.000%	1/15/26	3,000	3,212
ViacomCBS Inc.	2.900%	1/15/27	25,450	25,432
ViacomCBS Inc.	3.375%	2/15/28	4,075	4,197
ViacomCBS Inc.	3.700%	6/1/28	8,575	8,942
ViacomCBS Inc.	5.500%	5/15/33	3,700	4,415
ViacomCBS Inc.	5.900%	10/15/40	2,525	3,055
ViacomCBS Inc.	4.850%	7/1/42	10,293	11,364
ViacomCBS Inc.	4.900%	8/15/44	5,040	5,698
Vodafone Group plc	3.750%	1/16/24	22,750	23,993
Vodafone Group plc	4.125%	5/30/25	14,125	15,261
Vodafone Group plc	4.375%	5/30/28	39,300	43,452
Vodafone Group plc	7.875%	2/15/30	6,163	8,536
Vodafone Group plc	6.250%	11/30/32	5,145	6,512
Vodafone Group plc	6.150%	2/27/37	2,495	3,207
Vodafone Group plc	5.000%	5/30/38	20,819	24,256
Vodafone Group plc	4.375%	2/19/43	12,155	13,065
Vodafone Group plc	5.250%	5/30/48	30,445	36,783
Vodafone Group plc	4.875%	6/19/49	17,749	20,424
Vodafone Group plc	4.250%	9/17/50	20,000	20,774
Walt Disney Co.	2.300%	2/12/21	5,000	5,026
Walt Disney Co.	4.500%	2/15/21	14,500	14,919
Walt Disney Co.	2.550%	2/15/22	2,950	2,995
Walt Disney Co.	2.450%	3/4/22	3,000	3,045
Walt Disney Co.	3.000%	9/15/22	22,439	23,107
Walt Disney Co.	2.350%	12/1/22	2,300	2,333
Walt Disney Co.	1.750%	8/30/24	5,000	4,944
Walt Disney Co.	3.700%	9/15/24	10,176	10,874
Walt Disney Co.	3.150%	9/17/25	3,800	4,037
Walt Disney Co.	3.700%	10/15/25	4,810	5,202
Walt Disney Co.	3.000%	2/13/26	8,285	8,715
Walt Disney Co.	1.850%	7/30/26	7,720	7,572
Walt Disney Co.	3.375%	11/15/26	8,060	8,622
Walt Disney Co.	2.000%	9/1/29	22,200	21,516
Walt Disney Co.	7.000%	3/1/32	2,925	4,237
Walt Disney Co.	6.550%	3/15/33	2,415	3,402
Walt Disney Co.	6.200%	12/15/34	8,795	12,266
Walt Disney Co.	6.400%	12/15/35	12,950	18,515
Walt Disney Co.	6.150%	3/1/37	14,208	19,770
Walt Disney Co.	6.650%	11/15/37	5,000	7,429
Walt Disney Co.	4.375%	8/16/41	3,310	3,945
Walt Disney Co.	4.125%	12/1/41	11,701	13,492
Walt Disney Co.	3.700%	12/1/42	8,195	8,924
Walt Disney Co.	5.400%	10/1/43	6,133	8,309
Walt Disney Co.	4.750%	9/15/44	11,795	14,859
Walt Disney Co.	2.750%	9/1/49	15,000	14,095
Weibo Corp.	3.500%	7/5/24	6,875	7,009
WPP Finance 2010	3.625%	9/7/22	4,400	4,549
WPP Finance 2010	3.750%	9/19/24	4,490	4,723

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	325	337
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,984
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,383
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,727

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,390	20,368
Alibaba Group Holding Ltd.	3.400%	12/6/27	26,025	27,122
Alibaba Group Holding Ltd.	4.500%	11/28/34	4,870	5,512
Alibaba Group Holding Ltd.	4.000%	12/6/37	8,575	9,212
Alibaba Group Holding Ltd.	4.200%	12/6/47	14,525	16,108
Alibaba Group Holding Ltd.	4.400%	12/6/57	8,500	9,710
Amazon.com Inc.	3.300%	12/5/21	7,999	8,223
Amazon.com Inc.	2.500%	11/29/22	2,505	2,553
Amazon.com Inc.	2.400%	2/22/23	14,620	14,833
Amazon.com Inc.	2.800%	8/22/24	18,822	19,478
Amazon.com Inc.	3.800%	12/5/24	9,380	10,137
Amazon.com Inc.	5.200%	12/3/25	7,460	8,659
Amazon.com Inc.	3.150%	8/22/27	26,705	28,215
Amazon.com Inc.	4.800%	12/5/34	12,070	15,205
Amazon.com Inc.	3.875%	8/22/37	27,490	31,231
Amazon.com Inc.	4.950%	12/5/44	13,910	18,197
Amazon.com Inc.	4.050%	8/22/47	25,355	29,697
Amazon.com Inc.	4.250%	8/22/57	19,075	23,181
American Honda Finance Corp.	3.150%	1/8/21	5,075	5,137
American Honda Finance Corp.	2.650%	2/12/21	15,000	15,138
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,436
American Honda Finance Corp.	1.700%	9/9/21	16,925	16,881
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,605
American Honda Finance Corp.	1.950%	5/20/22	5,640	5,659
American Honda Finance Corp.	2.200%	6/27/22	6,250	6,293
American Honda Finance Corp.	2.600%	11/16/22	4,825	4,917
American Honda Finance Corp.	2.050%	1/10/23	3,050	3,059
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,320
American Honda Finance Corp.	3.625%	10/10/23	4,175	4,404
American Honda Finance Corp.	2.900%	2/16/24	6,100	6,276
American Honda Finance Corp.	2.400%	6/27/24	4,200	4,249
American Honda Finance Corp.	2.150%	9/10/24	6,000	6,001
American Honda Finance Corp.	2.300%	9/9/26	3,650	3,638
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,151
Aptiv Corp.	4.150%	3/15/24	8,355	8,835
Aptiv plc	4.250%	1/15/26	2,550	2,746
Aptiv plc	4.350%	3/15/29	1,400	1,518
Aptiv plc	4.400%	10/1/46	4,825	4,617
Aptiv plc	5.400%	3/15/49	3,390	3,821
Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,394
AutoNation Inc.	3.350%	1/15/21	5,135	5,180
AutoNation Inc.	3.500%	11/15/24	2,300	2,369
AutoNation Inc.	4.500%	10/1/25	9,905	10,643
AutoNation Inc.	3.800%	11/15/27	6,075	6,127
AutoZone Inc.	2.500%	4/15/21	1,125	1,130
AutoZone Inc.	3.700%	4/15/22	8,325	8,589
AutoZone Inc.	2.875%	1/15/23	3,080	3,134
AutoZone Inc.	3.125%	4/18/24	1,900	1,973
AutoZone Inc.	3.250%	4/15/25	7,940	8,264
AutoZone Inc.	3.125%	4/21/26	5,200	5,355
AutoZone Inc.	3.750%	6/1/27	11,500	12,260
AutoZone Inc.	3.750%	4/18/29	5,665	6,055
Best Buy Co. Inc.	5.500%	3/15/21	650	670
Best Buy Co. Inc.	4.450%	10/1/28	9,000	9,848

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Block Financial LLC	5.500%	11/1/22	5,000	5,350
	Block Financial LLC	5.250%	10/1/25	13,075	14,307
	Booking Holdings Inc.	2.750%	3/15/23	2,275	2,321
	Booking Holdings Inc.	3.650%	3/15/25	9,850	10,510
	Booking Holdings Inc.	3.600%	6/1/26	11,245	12,013
	Booking Holdings Inc.	3.550%	3/15/28	8,255	8,780
	BorgWarner Inc.	3.375%	3/15/25	1,225	1,278
	BorgWarner Inc.	4.375%	3/15/45	3,765	3,831
	Costco Wholesale Corp.	2.150%	5/18/21	8,000	8,037
	Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,848
	Costco Wholesale Corp.	2.300%	5/18/22	7,875	7,971
	Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,312
	Costco Wholesale Corp.	3.000%	5/18/27	8,412	8,877
	Cummins Inc.	3.650%	10/1/23	2,790	2,950
	Cummins Inc.	7.125%	3/1/28	100	133
	Cummins Inc.	4.875%	10/1/43	7,190	8,768
	Daimler Finance North America LLC	8.500%	1/18/31	8,820	13,115
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,475
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,901
	Dollar General Corp.	3.250%	4/15/23	9,468	9,774
	Dollar General Corp.	4.150%	11/1/25	3,100	3,367
	Dollar General Corp.	3.875%	4/15/27	5,525	5,921
	Dollar General Corp.	4.125%	5/1/28	4,400	4,815
	Dollar Tree Inc.	3.700%	5/15/23	4,500	4,683
	Dollar Tree Inc.	4.000%	5/15/25	12,580	13,446
	Dollar Tree Inc.	4.200%	5/15/28	10,125	10,846
	DR Horton Inc.	2.550%	12/1/20	875	879
	DR Horton Inc.	4.375%	9/15/22	3,800	3,984
	DR Horton Inc.	4.750%	2/15/23	3,675	3,910
	DR Horton Inc.	5.750%	8/15/23	4,050	4,477
	DR Horton Inc.	2.500%	10/15/24	5,030	5,031
	eBay Inc.	2.875%	8/1/21	5,675	5,741
	eBay Inc.	3.800%	3/9/22	7,615	7,869
	eBay Inc.	2.600%	7/15/22	5,030	5,074
	eBay Inc.	2.750%	1/30/23	7,400	7,503
	eBay Inc.	3.450%	8/1/24	4,050	4,219
	eBay Inc.	3.600%	6/5/27	6,100	6,366
	eBay Inc.	4.000%	7/15/42	7,095	6,993
	Expedia Group Inc.	4.500%	8/15/24	2,775	2,968
	Expedia Group Inc.	5.000%	2/15/26	5,315	5,830
	Expedia Group Inc.	3.800%	2/15/28	8,870	9,042
[7]	Expedia Group Inc.	3.250%	2/15/30	11,355	10,917
	Ford Holdings LLC	9.300%	3/1/30	1,175	1,480
	Ford Motor Co.	4.346%	12/8/26	11,100	11,432
	Ford Motor Co.	6.625%	10/1/28	6,300	6,943
	Ford Motor Co.	6.375%	2/1/29	3,425	3,667
	Ford Motor Co.	7.450%	7/16/31	11,600	13,688
	Ford Motor Co.	4.750%	1/15/43	17,475	15,485
	Ford Motor Co.	7.400%	11/1/46	2,950	3,310
	Ford Motor Co.	5.291%	12/8/46	11,550	10,920
	Ford Motor Credit Co. LLC	2.343%	11/2/20	8,518	8,500
	Ford Motor Credit Co. LLC	3.200%	1/15/21	11,150	11,189
	Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,764
	Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	15,109

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ford Motor Credit Co. LLC	5.875%	8/2/21	17,314	18,104
Ford Motor Credit Co. LLC	3.813%	10/12/21	13,375	13,598
Ford Motor Credit Co. LLC	5.596%	1/7/22	11,800	12,417
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,060	8,108
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,300	10,388
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	10,004
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,920
Ford Motor Credit Co. LLC	3.350%	11/1/22	15,000	15,139
Ford Motor Credit Co. LLC	4.375%	8/6/23	9,625	9,977
Ford Motor Credit Co. LLC	3.810%	1/9/24	7,825	7,935
Ford Motor Credit Co. LLC	5.584%	3/18/24	4,000	4,314
Ford Motor Credit Co. LLC	3.664%	9/8/24	8,238	8,244
Ford Motor Credit Co. LLC	4.063%	11/1/24	10,000	10,198
Ford Motor Credit Co. LLC	4.687%	6/9/25	5,500	5,700
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,250	20,503
Ford Motor Credit Co. LLC	4.389%	1/8/26	13,475	13,690
Ford Motor Credit Co. LLC	4.542%	8/1/26	9,800	10,017
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	13,136
Ford Motor Credit Co. LLC	5.113%	5/3/29	13,000	13,356
General Motors Co.	4.875%	10/2/23	20,533	22,038
General Motors Co.	4.000%	4/1/25	11,489	11,960
General Motors Co.	4.200%	10/1/27	1,500	1,534
General Motors Co.	5.000%	10/1/28	6,075	6,581
General Motors Co.	5.000%	4/1/35	10,505	10,829
General Motors Co.	6.600%	4/1/36	10,736	12,636
General Motors Co.	5.150%	4/1/38	11,940	12,228
General Motors Co.	6.250%	10/2/43	11,550	12,912
General Motors Co.	5.200%	4/1/45	11,963	12,002
General Motors Co.	6.750%	4/1/46	10,965	12,844
General Motors Co.	5.400%	4/1/48	5,600	5,764
General Motors Co.	5.950%	4/1/49	6,775	7,496
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	8,234
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,652
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,490
General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,562
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	4,188
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,922
General Motors Financial Co. Inc.	3.450%	4/10/22	20,089	20,547
General Motors Financial Co. Inc.	3.150%	6/30/22	3,225	3,284
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	10,289
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	3,136
General Motors Financial Co. Inc.	3.700%	5/9/23	8,030	8,279
General Motors Financial Co. Inc.	4.250%	5/15/23	9,768	10,282
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	8,409
General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	13,424
General Motors Financial Co. Inc.	3.950%	4/13/24	7,150	7,473
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	17,559
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	8,348
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	11,342
General Motors Financial Co. Inc.	4.300%	7/13/25	125	133
General Motors Financial Co. Inc.	5.250%	3/1/26	4,900	5,433
General Motors Financial Co. Inc.	4.000%	10/6/26	5,475	5,725
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	19,002
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	4,445

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,623
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,720	2,770
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,434
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	10,198
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	9,188
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	847
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	5,821
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	4,000	4,072
Harley-Davidson Inc.	3.500%	7/28/25	6,850	7,101
Harley-Davidson Inc.	4.625%	7/28/45	5,685	5,844
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,695
Home Depot Inc.	2.000%	4/1/21	5,975	5,990
Home Depot Inc.	4.400%	4/1/21	10,425	10,690
Home Depot Inc.	3.250%	3/1/22	3,000	3,098
Home Depot Inc.	2.625%	6/1/22	20,494	20,898
Home Depot Inc.	2.700%	4/1/23	3,300	3,379
Home Depot Inc.	3.750%	2/15/24	16,699	17,844
Home Depot Inc.	3.350%	9/15/25	9,550	10,199
Home Depot Inc.	3.000%	4/1/26	16,400	17,122
Home Depot Inc.	2.125%	9/15/26	9,775	9,747
Home Depot Inc.	2.800%	9/14/27	9,375	9,717
Home Depot Inc.	3.900%	12/6/28	2,190	2,444
Home Depot Inc.	2.950%	6/15/29	6,025	6,257
Home Depot Inc.	5.875%	12/16/36	26,456	36,417
Home Depot Inc.	5.400%	9/15/40	4,625	6,055
Home Depot Inc.	5.950%	4/1/41	5,480	7,702
Home Depot Inc.	4.200%	4/1/43	13,125	15,245
Home Depot Inc.	4.875%	2/15/44	10,325	13,071
Home Depot Inc.	4.400%	3/15/45	7,525	8,958
Home Depot Inc.	4.250%	4/1/46	13,745	16,192
Home Depot Inc.	3.900%	6/15/47	8,680	9,782
Home Depot Inc.	4.500%	12/6/48	13,065	16,093
Home Depot Inc.	3.500%	9/15/56	10,085	10,561
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	4,299
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,352
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	4,130
IHS Markit Ltd.	3.625%	5/1/24	7,000	7,263
IHS Markit Ltd.	4.750%	8/1/28	8,865	9,862
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,526
JD.com Inc.	3.125%	4/29/21	796	800
JD.com Inc.	3.875%	4/29/26	4,077	4,226
Kohl’s Corp.	3.250%	2/1/23	1,700	1,729
Kohl’s Corp.	4.750%	12/15/23	1,062	1,132
Kohl’s Corp.	4.250%	7/17/25	6,577	6,994
Kohl’s Corp.	5.550%	7/17/45	3,825	3,896
Las Vegas Sands Corp.	3.200%	8/8/24	11,545	11,910
Las Vegas Sands Corp.	2.900%	6/25/25	4,560	4,606
Las Vegas Sands Corp.	3.500%	8/18/26	6,430	6,611
Las Vegas Sands Corp.	3.900%	8/8/29	3,200	3,338
Lear Corp.	5.250%	1/15/25	5,625	5,790
Lear Corp.	3.800%	9/15/27	3,050	3,084
Lear Corp.	4.250%	5/15/29	6,850	7,061
Lear Corp.	5.250%	5/15/49	6,650	6,910
Lowe’s Cos. Inc.	3.750%	4/15/21	3,745	3,810

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,753
Lowe’s Cos. Inc.	3.120%	4/15/22	1,875	1,919
Lowe’s Cos. Inc.	3.875%	9/15/23	10,844	11,477
Lowe’s Cos. Inc.	3.125%	9/15/24	2,900	3,012
Lowe’s Cos. Inc.	3.375%	9/15/25	12,835	13,488
Lowe’s Cos. Inc.	2.500%	4/15/26	19,425	19,559
Lowe’s Cos. Inc.	3.100%	5/3/27	4,875	5,032
Lowe’s Cos. Inc.	6.500%	3/15/29	267	339
Lowe’s Cos. Inc.	3.650%	4/5/29	11,355	12,122
Lowe’s Cos. Inc.	4.650%	4/15/42	7,075	8,049
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	2,102
Lowe’s Cos. Inc.	4.375%	9/15/45	11,175	12,225
Lowe’s Cos. Inc.	3.700%	4/15/46	12,590	12,796
Lowe’s Cos. Inc.	4.050%	5/3/47	16,562	17,859
Lowe’s Cos. Inc.	4.550%	4/5/49	9,075	10,589
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,665	2,688
Macy’s Retail Holdings Inc.	3.875%	1/15/22	1,142	1,164
Macy’s Retail Holdings Inc.	2.875%	2/15/23	14,493	14,427
Macy’s Retail Holdings Inc.	3.625%	6/1/24	4,320	4,358
Macy’s Retail Holdings Inc.	4.500%	12/15/34	1,947	1,848
Magna International Inc.	3.625%	6/15/24	9,445	9,923
Magna International Inc.	4.150%	10/1/25	2,775	2,983
Marriott International Inc.	2.875%	3/1/21	2,500	2,524
Marriott International Inc.	3.125%	10/15/21	4,825	4,902
Marriott International Inc.	2.300%	1/15/22	2,000	2,008
Marriott International Inc.	3.250%	9/15/22	3,525	3,617
Marriott International Inc.	3.750%	3/15/25	4,800	5,068
Marriott International Inc.	3.750%	10/1/25	2,190	2,325
Marriott International Inc.	3.125%	6/15/26	4,090	4,232
Marriott International Inc.	4.000%	4/15/28	8,975	9,674
Marriott International Inc.	2.125%	10/3/22	4,000	3,999
Marriott International Inc.	3.600%	4/15/24	8,390	8,817
Mastercard Inc.	2.000%	11/21/21	5,230	5,255
Mastercard Inc.	3.375%	4/1/24	13,320	14,118
Mastercard Inc.	2.000%	3/3/25	13,325	13,252
Mastercard Inc.	2.950%	11/21/26	4,800	5,006
Mastercard Inc.	3.500%	2/26/28	7,670	8,298
Mastercard Inc.	2.950%	6/1/29	8,825	9,199
Mastercard Inc.	3.800%	11/21/46	4,350	4,870
Mastercard Inc.	3.950%	2/26/48	5,030	5,803
Mastercard Inc.	3.650%	6/1/49	12,530	13,809
McDonald’s Corp.	2.750%	12/9/20	9,289	9,348
McDonald’s Corp.	3.625%	5/20/21	1,750	1,790
McDonald’s Corp.	2.625%	1/15/22	16,265	16,485
McDonald’s Corp.	3.350%	4/1/23	10,775	11,219
McDonald’s Corp.	3.375%	5/26/25	11,405	12,037
McDonald’s Corp.	3.700%	1/30/26	22,340	23,972
McDonald’s Corp.	3.500%	3/1/27	11,275	12,013
McDonald’s Corp.	3.800%	4/1/28	11,900	12,906
McDonald’s Corp.	2.625%	9/1/29	8,700	8,679
McDonald’s Corp.	4.700%	12/9/35	7,900	9,389
McDonald’s Corp.	6.300%	10/15/37	425	577
McDonald’s Corp.	6.300%	3/1/38	3,925	5,341
McDonald’s Corp.	5.700%	2/1/39	5,175	6,575

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McDonald’s Corp.	3.700%	2/15/42	16,175	16,492
McDonald’s Corp.	3.625%	5/1/43	4,300	4,306
McDonald’s Corp.	4.600%	5/26/45	6,860	7,866
McDonald’s Corp.	4.875%	12/9/45	15,500	18,693
McDonald’s Corp.	4.450%	3/1/47	7,890	9,041
McDonald’s Corp.	4.450%	9/1/48	7,755	8,833
McDonald’s Corp.	3.625%	9/1/49	5,000	5,075
NIKE Inc.	2.250%	5/1/23	625	635
NIKE Inc.	2.375%	11/1/26	15,000	15,244
NIKE Inc.	3.625%	5/1/43	6,025	6,568
NIKE Inc.	3.875%	11/1/45	10,575	12,032
NIKE Inc.	3.375%	11/1/46	8,125	8,567
Nordstrom Inc.	4.000%	10/15/21	5,315	5,453
Nordstrom Inc.	4.000%	3/15/27	5,825	6,037
Nordstrom Inc.	6.950%	3/15/28	1,540	1,860
Nordstrom Inc.	4.375%	4/1/30	6,293	6,410
Nordstrom Inc.	5.000%	1/15/44	7,670	7,441
NVR Inc.	3.950%	9/15/22	16,588	17,288
O’Reilly Automotive Inc.	4.875%	1/14/21	500	511
O’Reilly Automotive Inc.	4.625%	9/15/21	125	129
O’Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,167
O’Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,343
O’Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,605
O’Reilly Automotive Inc.	3.600%	9/1/27	13,395	14,301
O’Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,865
PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,579
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,506
PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,336
PACCAR Financial Corp.	3.150%	8/9/21	4,000	4,080
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,531
PACCAR Financial Corp.	2.650%	5/10/22	5,000	5,092
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,324
PACCAR Financial Corp.	2.000%	9/26/22	1,000	1,005
PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,305
PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,490
QVC Inc.	5.125%	7/2/22	3,510	3,696
QVC Inc.	4.375%	3/15/23	5,100	5,255
QVC Inc.	4.850%	4/1/24	5,315	5,579
QVC Inc.	4.450%	2/15/25	1,150	1,187
QVC Inc.	5.450%	8/15/34	825	788
QVC Inc.	5.950%	3/15/43	4,050	3,845
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,137
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	4,045
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,918
Sands China Ltd.	4.600%	8/8/23	15,935	16,752
Sands China Ltd.	5.125%	8/8/25	15,500	17,069
Sands China Ltd.	5.400%	8/8/28	15,750	17,719
Starbucks Corp.	2.100%	2/4/21	6,375	6,383
Starbucks Corp.	2.700%	6/15/22	2,920	2,975
Starbucks Corp.	3.100%	3/1/23	10,435	10,766
Starbucks Corp.	3.850%	10/1/23	6,450	6,832
Starbucks Corp.	3.800%	8/15/25	13,800	14,862
Starbucks Corp.	2.450%	6/15/26	11,585	11,697
Starbucks Corp.	3.500%	3/1/28	5,575	5,953

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Starbucks Corp.	4.000%	11/15/28	7,100	7,856
Starbucks Corp.	3.550%	8/15/29	4,950	5,365
Starbucks Corp.	4.300%	6/15/45	1,800	1,990
Starbucks Corp.	3.750%	12/1/47	7,300	7,476
Starbucks Corp.	4.500%	11/15/48	14,375	16,503
Tapestry Inc.	3.000%	7/15/22	2,850	2,886
Tapestry Inc.	4.250%	4/1/25	3,746	3,944
Tapestry Inc.	4.125%	7/15/27	6,520	6,638
Target Corp.	2.900%	1/15/22	9,305	9,519
Target Corp.	3.500%	7/1/24	9,386	10,051
Target Corp.	2.500%	4/15/26	9,290	9,503
Target Corp.	3.375%	4/15/29	9,100	9,874
Target Corp.	6.350%	11/1/32	2,180	3,047
Target Corp.	6.500%	10/15/37	5,208	7,706
Target Corp.	7.000%	1/15/38	3,725	5,783
Target Corp.	4.000%	7/1/42	17,000	19,451
Target Corp.	3.625%	4/15/46	9,665	10,565
Target Corp.	3.900%	11/15/47	4,175	4,791
TJX Cos. Inc.	2.750%	6/15/21	17,825	18,045
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,907
TJX Cos. Inc.	2.250%	9/15/26	10,275	10,275
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,142
Toyota Motor Corp.	2.157%	7/2/22	5,485	5,527
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,909
Toyota Motor Corp.	2.358%	7/2/24	11,015	11,192
Toyota Motor Corp.	3.669%	7/20/28	5,150	5,657
Toyota Motor Corp.	2.760%	7/2/29	7,000	7,209
Toyota Motor Credit Corp.	3.050%	1/8/21	300	303
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,253
Toyota Motor Credit Corp.	1.900%	4/8/21	15,771	15,783
Toyota Motor Credit Corp.	2.950%	4/13/21	11,565	11,730
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,249
Toyota Motor Credit Corp.	3.400%	9/15/21	7,019	7,194
Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,396
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,424
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,918
Toyota Motor Credit Corp.	2.650%	4/12/22	24,000	24,391
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,089
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,194
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,855
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	4,030
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	4,082
Toyota Motor Credit Corp.	3.350%	1/8/24	200	210
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,759
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,217
Toyota Motor Credit Corp.	3.200%	1/11/27	8,600	9,091
Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	14,133
Toyota Motor Credit Corp.	3.650%	1/8/29	3,475	3,821
VF Corp.	3.500%	9/1/21	8,035	8,216
VF Corp.	6.450%	11/1/37	4,475	6,218
Visa Inc.	2.200%	12/14/20	27,535	27,635
Visa Inc.	2.150%	9/15/22	8,000	8,087
Visa Inc.	2.800%	12/14/22	16,775	17,236
Visa Inc.	3.150%	12/14/25	41,980	44,323

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Visa Inc.	2.750%	9/15/27	8,550	8,920
Visa Inc.	4.150%	12/14/35	17,330	20,428
Visa Inc.	4.300%	12/14/45	32,110	39,540
Visa Inc.	3.650%	9/15/47	6,950	7,793
Walgreen Co.	3.100%	9/15/22	7,185	7,328
Walgreen Co.	4.400%	9/15/42	4,276	4,245
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,367
Walgreens Boots Alliance Inc.	3.800%	11/18/24	17,825	18,546
Walgreens Boots Alliance Inc.	3.450%	6/1/26	18,010	18,277
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,270	4,395
Walgreens Boots Alliance Inc.	4.800%	11/18/44	13,605	13,843
Walgreens Boots Alliance Inc.	4.650%	6/1/46	5,220	5,232
Walmart Inc.	1.900%	12/15/20	37,415	37,464
Walmart Inc.	3.125%	6/23/21	14,000	14,288
Walmart Inc.	2.350%	12/15/22	11,040	11,227
Walmart Inc.	2.550%	4/11/23	12,735	12,993
Walmart Inc.	3.400%	6/26/23	12,475	13,099
Walmart Inc.	3.300%	4/22/24	16,600	17,428
Walmart Inc.	2.850%	7/8/24	19,235	19,903
Walmart Inc.	2.650%	12/15/24	18,312	18,872
Walmart Inc.	3.550%	6/26/25	18,650	19,955
Walmart Inc.	3.050%	7/8/26	13,000	13,652
Walmart Inc.	5.875%	4/5/27	8,160	10,048
Walmart Inc.	3.700%	6/26/28	20,475	22,541
Walmart Inc.	3.250%	7/8/29	11,100	11,901
Walmart Inc.	2.375%	9/24/29	4,635	4,640
Walmart Inc.	7.550%	2/15/30	4,191	6,066
Walmart Inc.	5.250%	9/1/35	16,090	21,095
Walmart Inc.	6.200%	4/15/38	13,580	19,772
Walmart Inc.	3.950%	6/28/38	7,175	8,332
Walmart Inc.	5.625%	4/1/40	7,685	10,663
Walmart Inc.	4.875%	7/8/40	7,145	9,038
Walmart Inc.	5.000%	10/25/40	2,155	2,804
Walmart Inc.	5.625%	4/15/41	4,810	6,855
Walmart Inc.	4.000%	4/11/43	8,385	9,650
Walmart Inc.	4.300%	4/22/44	5,250	6,273
Walmart Inc.	3.625%	12/15/47	13,315	14,737
Walmart Inc.	4.050%	6/29/48	19,025	22,402
Walmart Inc.	2.950%	9/24/49	5,200	5,090
Western Union Co.	3.600%	3/15/22	4,725	4,875
Western Union Co.	2.850%	1/10/25	4,500	4,513
Western Union Co.	6.200%	11/17/36	5,025	5,698
Western Union Co.	6.200%	6/21/40	1,430	1,576

Consumer Noncyclical (4.3%)
Abbott Laboratories	2.550%	3/15/22	5,725	5,818
Abbott Laboratories	3.400%	11/30/23	17,551	18,432
Abbott Laboratories	2.950%	3/15/25	3,900	4,044
Abbott Laboratories	3.875%	9/15/25	4,750	5,171
Abbott Laboratories	3.750%	11/30/26	18,036	19,682
Abbott Laboratories	4.750%	11/30/36	24,310	30,292
Abbott Laboratories	6.150%	11/30/37	3,830	5,364
Abbott Laboratories	6.000%	4/1/39	350	498
Abbott Laboratories	5.300%	5/27/40	1,851	2,415

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Abbott Laboratories	4.750%	4/15/43	7,325	9,200
	Abbott Laboratories	4.900%	11/30/46	28,810	37,617
	AbbVie Inc.	2.300%	5/14/21	13,650	13,690
	AbbVie Inc.	3.375%	11/14/21	9,125	9,351
[7]	AbbVie Inc.	2.150%	11/19/21	16,785	16,828
	AbbVie Inc.	2.900%	11/6/22	27,707	28,256
	AbbVie Inc.	3.200%	11/6/22	15,666	16,105
[7]	AbbVie Inc.	2.300%	11/21/22	26,075	26,172
	AbbVie Inc.	2.850%	5/14/23	13,825	14,090
	AbbVie Inc.	3.750%	11/14/23	13,300	13,991
[7]	AbbVie Inc.	2.600%	11/21/24	32,000	32,217
	AbbVie Inc.	3.600%	5/14/25	33,510	35,367
	AbbVie Inc.	3.200%	5/14/26	17,230	17,821
[7]	AbbVie Inc.	2.950%	11/21/26	34,250	34,727
	AbbVie Inc.	4.250%	11/14/28	14,870	16,437
[7]	AbbVie Inc.	3.200%	11/21/29	49,512	50,405
	AbbVie Inc.	4.500%	5/14/35	22,415	25,196
	AbbVie Inc.	4.300%	5/14/36	9,275	10,180
[7]	AbbVie Inc.	4.050%	11/21/39	34,445	35,990
	AbbVie Inc.	4.400%	11/6/42	24,318	26,218
	AbbVie Inc.	4.700%	5/14/45	24,978	27,883
	AbbVie Inc.	4.450%	5/14/46	18,943	20,392
	AbbVie Inc.	4.875%	11/14/48	15,341	17,613
[7]	AbbVie Inc.	4.250%	11/21/49	54,540	57,414
	Actavis Inc.	3.250%	10/1/22	21,214	21,678
	Adventist Health System	2.952%	3/1/29	4,420	4,362
	Adventist Health System	3.630%	3/1/49	4,745	4,619
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,489
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,608
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,264
	Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,154
	Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,167
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,831
	Agilent Technologies Inc.	2.750%	9/15/29	1,000	989
	Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,429
	AHS Hospital Corp.	5.024%	7/1/45	3,300	4,091
	Allergan Finance LLC	4.625%	10/1/42	6,310	6,566
	Allergan Funding SCS	3.450%	3/15/22	19,650	20,100
	Allergan Funding SCS	3.850%	6/15/24	9,625	10,084
	Allergan Funding SCS	3.800%	3/15/25	26,023	27,260
	Allergan Funding SCS	4.550%	3/15/35	13,620	14,463
	Allergan Funding SCS	4.850%	6/15/44	12,616	14,008
	Allergan Funding SCS	4.750%	3/15/45	4,125	4,483
	Allergan Inc.	2.800%	3/15/23	650	655
	Allina Health System	3.887%	4/15/49	3,750	3,990
	Altria Group Inc.	4.750%	5/5/21	9,840	10,181
	Altria Group Inc.	3.490%	2/14/22	9,830	10,113
	Altria Group Inc.	2.850%	8/9/22	14,175	14,435
	Altria Group Inc.	2.950%	5/2/23	3,200	3,236
	Altria Group Inc.	4.000%	1/31/24	11,900	12,605
	Altria Group Inc.	3.800%	2/14/24	2,700	2,838
	Altria Group Inc.	4.400%	2/14/26	13,025	14,145
	Altria Group Inc.	2.625%	9/16/26	2,200	2,174
	Altria Group Inc.	4.800%	2/14/29	24,775	27,511

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Altria Group Inc.	5.800%	2/14/39	22,900	26,778
Altria Group Inc.	4.250%	8/9/42	7,841	7,798
Altria Group Inc.	4.500%	5/2/43	9,059	9,196
Altria Group Inc.	5.375%	1/31/44	12,738	14,344
Altria Group Inc.	3.875%	9/16/46	8,475	7,871
Altria Group Inc.	5.950%	2/14/49	24,025	29,047
Altria Group Inc.	6.200%	2/14/59	5,165	6,104
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,708
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,643
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,916
AmerisourceBergen Corp.	3.450%	12/15/27	6,525	6,766
AmerisourceBergen Corp.	4.250%	3/1/45	1,682	1,708
AmerisourceBergen Corp.	4.300%	12/15/47	8,588	8,804
Amgen Inc.	4.100%	6/15/21	7,515	7,706
Amgen Inc.	1.850%	8/19/21	6,925	6,912
Amgen Inc.	3.875%	11/15/21	6,245	6,442
Amgen Inc.	2.700%	5/1/22	3,675	3,724
Amgen Inc.	2.650%	5/11/22	13,372	13,564
Amgen Inc.	3.625%	5/15/22	11,075	11,453
Amgen Inc.	2.250%	8/19/23	7,100	7,160
Amgen Inc.	3.625%	5/22/24	15,438	16,296
Amgen Inc.	3.125%	5/1/25	3,100	3,236
Amgen Inc.	2.600%	8/19/26	16,425	16,598
Amgen Inc.	3.200%	11/2/27	4,430	4,643
Amgen Inc.	6.400%	2/1/39	2,100	2,789
Amgen Inc.	4.950%	10/1/41	8,625	10,242
Amgen Inc.	5.150%	11/15/41	6,800	8,224
Amgen Inc.	4.400%	5/1/45	23,530	26,374
Amgen Inc.	4.563%	6/15/48	15,252	17,595
Amgen Inc.	4.663%	6/15/51	33,643	39,558
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	118,223	139,993
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	37,899	40,346
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	59,111	68,169
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,929	14,161
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,837	25,695
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,106	14,948
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	13,105
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,986	10,121
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,342	6,300
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,587	2,646
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,605	3,666
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	12,587	13,258
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	21,530	23,422
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	26,680	29,297
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	41,293	47,820
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	15,150	18,028
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	14,325	16,063
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	9,480
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,400	4,275
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	16,825
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,357	16,557

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	22,325	25,371
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,110	21,353
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	33,925	43,972
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	14,760	17,230
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	8,485	11,564
	Archer-Daniels-Midland Co.	4.479%	3/1/21	587	604
	Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,772
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,883
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	693
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,026
	Archer-Daniels-Midland Co.	4.535%	3/26/42	7,600	9,017
	Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	7,106
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	7,078
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	6,496
	Ascension Health	2.532%	11/15/29	5,226	5,159
	Ascension Health	3.106%	11/15/39	4,450	4,376
	Ascension Health	3.945%	11/15/46	8,010	8,854
[4]	Ascension Health	4.847%	11/15/53	1,875	2,361
	AstraZeneca plc	2.375%	11/16/20	12,950	12,995
	AstraZeneca plc	2.375%	6/12/22	7,875	7,938
	AstraZeneca plc	3.500%	8/17/23	12,260	12,812
	AstraZeneca plc	3.375%	11/16/25	19,368	20,522
	AstraZeneca plc	3.125%	6/12/27	5,100	5,305
	AstraZeneca plc	4.000%	1/17/29	8,075	8,953
	AstraZeneca plc	6.450%	9/15/37	23,043	32,259
	AstraZeneca plc	4.000%	9/18/42	10,740	11,845
	AstraZeneca plc	4.375%	11/16/45	8,300	9,718
	AstraZeneca plc	4.375%	8/17/48	6,660	7,925
	BAT Capital Corp.	2.764%	8/15/22	11,750	11,911
	BAT Capital Corp.	3.222%	8/15/24	38,060	38,879
	BAT Capital Corp.	2.789%	9/6/24	8,650	8,696
	BAT Capital Corp.	3.215%	9/6/26	9,250	9,295
	BAT Capital Corp.	3.557%	8/15/27	31,250	31,815
	BAT Capital Corp.	3.462%	9/6/29	6,343	6,427
	BAT Capital Corp.	4.390%	8/15/37	21,650	21,946
	BAT Capital Corp.	4.540%	8/15/47	19,725	19,721
	BAT Capital Corp.	4.758%	9/6/49	9,650	9,955
	Baxalta Inc.	3.600%	6/23/22	3,605	3,697
	Baxalta Inc.	4.000%	6/23/25	7,133	7,654
	Baxalta Inc.	5.250%	6/23/45	4,188	5,337
	Baxter International Inc.	1.700%	8/15/21	4,425	4,417
	Baxter International Inc.	2.600%	8/15/26	2,025	2,038
	Baxter International Inc.	3.500%	8/15/46	4,850	4,685
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,723
	Beam Suntory Inc.	3.250%	5/15/22	600	612
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,422
	Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,449
	Becton Dickinson & Co.	2.894%	6/6/22	20,650	20,980
	Becton Dickinson & Co.	3.300%	3/1/23	3,000	3,055
	Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,294
	Becton Dickinson & Co.	3.363%	6/6/24	14,426	14,994
	Becton Dickinson & Co.	3.734%	12/15/24	11,128	11,790
	Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,748
	Becton Dickinson & Co.	3.700%	6/6/27	14,860	15,798

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Becton Dickinson & Co.	4.875%	5/15/44	940	1,081
	Becton Dickinson & Co.	4.685%	12/15/44	10,565	12,257
	Becton Dickinson & Co.	4.669%	6/6/47	13,175	15,595
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,450	2,508
	Biogen Inc.	3.625%	9/15/22	11,316	11,773
	Biogen Inc.	4.050%	9/15/25	15,095	16,398
	Biogen Inc.	5.200%	9/15/45	15,505	18,646
	Boston Scientific Corp.	3.375%	5/15/22	2,975	3,071
	Boston Scientific Corp.	3.450%	3/1/24	3,720	3,888
	Boston Scientific Corp.	3.850%	5/15/25	3,382	3,626
	Boston Scientific Corp.	3.750%	3/1/26	6,157	6,593
	Boston Scientific Corp.	4.000%	3/1/29	9,115	10,062
	Boston Scientific Corp.	7.000%	11/15/35	4,850	6,770
	Boston Scientific Corp.	4.550%	3/1/39	7,275	8,534
	Boston Scientific Corp.	7.375%	1/15/40	1,150	1,752
	Boston Scientific Corp.	4.700%	3/1/49	9,140	11,061
[7]	Bristol-Myers Squibb Co.	2.875%	2/19/21	1,175	1,187
[7]	Bristol-Myers Squibb Co.	2.550%	5/14/21	11,100	11,208
[7]	Bristol-Myers Squibb Co.	2.250%	8/15/21	3,450	3,470
[7]	Bristol-Myers Squibb Co.	2.600%	5/16/22	13,325	13,536
	Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	8,000
[7]	Bristol-Myers Squibb Co.	3.250%	8/15/22	8,950	9,225
[7]	Bristol-Myers Squibb Co.	3.550%	8/15/22	3,985	4,117
[7]	Bristol-Myers Squibb Co.	2.750%	2/15/23	5,400	5,486
[7]	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,650	5,805
	Bristol-Myers Squibb Co.	7.150%	6/15/23	100	116
[7]	Bristol-Myers Squibb Co.	4.000%	8/15/23	3,550	3,783
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,439
[7]	Bristol-Myers Squibb Co.	3.625%	5/15/24	17,415	18,328
[7]	Bristol-Myers Squibb Co.	2.900%	7/26/24	31,645	32,612
[7]	Bristol-Myers Squibb Co.	3.875%	8/15/25	27,350	29,536
[7]	Bristol-Myers Squibb Co.	3.200%	6/15/26	19,925	20,874
[7]	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,225	4,493
[7]	Bristol-Myers Squibb Co.	3.900%	2/20/28	12,900	14,061
[7]	Bristol-Myers Squibb Co.	3.400%	7/26/29	44,305	47,329
[7]	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,950	20,698
[7]	Bristol-Myers Squibb Co.	5.700%	10/15/40	2,792	3,713
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,265	4,290
[7]	Bristol-Myers Squibb Co.	5.250%	8/15/43	5,130	6,537
	Bristol-Myers Squibb Co.	4.500%	3/1/44	4,983	5,852
[7]	Bristol-Myers Squibb Co.	4.625%	5/15/44	7,625	9,173
[7]	Bristol-Myers Squibb Co.	5.000%	8/15/45	19,840	25,060
[7]	Bristol-Myers Squibb Co.	4.350%	11/15/47	11,800	14,037
[7]	Bristol-Myers Squibb Co.	4.550%	2/20/48	9,475	11,633
[7]	Bristol-Myers Squibb Co.	4.250%	10/26/49	37,055	43,672
	Brown-Forman Corp.	3.500%	4/15/25	3,250	3,462
	Brown-Forman Corp.	4.500%	7/15/45	4,070	5,004
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	8,891
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	7,036
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,540	5,518
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,854
	Campbell Soup Co.	3.300%	3/15/21	11,000	11,151
	Campbell Soup Co.	2.500%	8/2/22	1,850	1,860
	Campbell Soup Co.	3.650%	3/15/23	10,575	11,014

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Campbell Soup Co.	3.950%	3/15/25	8,660	9,187
	Campbell Soup Co.	3.300%	3/19/25	4,125	4,240
	Campbell Soup Co.	4.150%	3/15/28	8,950	9,680
	Campbell Soup Co.	3.800%	8/2/42	3,150	3,084
	Campbell Soup Co.	4.800%	3/15/48	5,635	6,512
	Cardinal Health Inc.	4.625%	12/15/20	4,885	5,009
	Cardinal Health Inc.	2.616%	6/15/22	8,550	8,634
	Cardinal Health Inc.	3.200%	6/15/22	4,012	4,102
	Cardinal Health Inc.	3.200%	3/15/23	4,450	4,562
	Cardinal Health Inc.	3.079%	6/15/24	12,630	12,980
	Cardinal Health Inc.	3.750%	9/15/25	1,750	1,852
	Cardinal Health Inc.	3.410%	6/15/27	10,215	10,440
	Cardinal Health Inc.	4.600%	3/15/43	4,150	4,143
	Cardinal Health Inc.	4.500%	11/15/44	3,275	3,221
	Cardinal Health Inc.	4.900%	9/15/45	3,580	3,707
	Cardinal Health Inc.	4.368%	6/15/47	5,950	5,890
	Children’s Hospital Corp.	4.115%	1/1/47	1,575	1,788
	Children’s Hospital Medical Center	4.268%	5/15/44	1,050	1,178
	CHRISTUS Health	4.341%	7/1/28	5,100	5,616
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,514
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,716
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,486
[7]	Cigna Corp.	3.300%	2/25/21	6,000	6,075
	Cigna Corp.	3.400%	9/17/21	5,585	5,710
[7]	Cigna Corp.	4.750%	11/15/21	12,242	12,833
[7]	Cigna Corp.	3.900%	2/15/22	13,466	13,899
[7]	Cigna Corp.	4.000%	2/15/22	4,785	4,932
[7]	Cigna Corp.	3.050%	11/30/22	5,500	5,596
[7]	Cigna Corp.	3.000%	7/15/23	14,000	14,194
	Cigna Corp.	3.750%	7/15/23	10,450	10,903
[7]	Cigna Corp.	3.500%	6/15/24	12,680	13,199
[7]	Cigna Corp.	3.250%	4/15/25	13,075	13,449
	Cigna Corp.	4.125%	11/15/25	12,010	12,996
[7]	Cigna Corp.	4.500%	2/25/26	19,100	20,670
[7]	Cigna Corp.	3.400%	3/1/27	17,690	18,303
[7]	Cigna Corp.	7.875%	5/15/27	362	469
[7]	Cigna Corp.	3.050%	10/15/27	17,105	17,177
	Cigna Corp.	4.375%	10/15/28	30,960	34,267
	Cigna Corp.	4.800%	8/15/38	14,850	17,089
[7]	Cigna Corp.	6.125%	11/15/41	4,034	5,087
[7]	Cigna Corp.	5.375%	2/15/42	550	629
[7]	Cigna Corp.	4.800%	7/15/46	15,575	17,922
[7]	Cigna Corp.	3.875%	10/15/47	7,200	7,230
	Cigna Corp.	4.900%	12/15/48	25,340	30,047
	City of Hope	5.623%	11/15/43	2,000	2,645
	City of Hope	4.378%	8/15/48	7,375	8,470
	Cleveland Clinic Foundation	4.858%	1/1/14	3,215	3,996
	Clorox Co.	3.800%	11/15/21	1,238	1,278
	Clorox Co.	3.050%	9/15/22	4,675	4,785
	Clorox Co.	3.500%	12/15/24	3,925	4,148
	Clorox Co.	3.100%	10/1/27	3,100	3,218
	Clorox Co.	3.900%	5/15/28	6,500	7,131
	Coca-Cola Co.	1.550%	9/1/21	10,550	10,533
	Coca-Cola Co.	3.300%	9/1/21	4,955	5,074

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Coca-Cola Co.	2.200%	5/25/22	3,625	3,660
	Coca-Cola Co.	2.500%	4/1/23	10,229	10,438
	Coca-Cola Co.	3.200%	11/1/23	9,850	10,339
	Coca-Cola Co.	1.750%	9/6/24	8,625	8,595
	Coca-Cola Co.	2.875%	10/27/25	10,650	11,096
	Coca-Cola Co.	2.550%	6/1/26	7,825	8,005
	Coca-Cola Co.	2.250%	9/1/26	12,315	12,391
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,962
	Coca-Cola Co.	2.125%	9/6/29	6,200	6,027
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,501
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,847
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	9,595
	Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,551
	Colgate-Palmolive Co.	2.300%	5/3/22	5,561	5,642
	Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,721
	Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,217
	Colgate-Palmolive Co.	2.100%	5/1/23	4,450	4,484
	Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,950
	Colgate-Palmolive Co.	4.000%	8/15/45	4,720	5,618
	Colgate-Palmolive Co.	3.700%	8/1/47	4,190	4,819
	CommonSpirit Health	2.950%	11/1/22	3,225	3,278
	CommonSpirit Health	2.760%	10/1/24	5,000	5,030
	CommonSpirit Health	3.347%	10/1/29	7,750	7,796
[4]	CommonSpirit Health	4.350%	11/1/42	10,435	10,717
	CommonSpirit Health	3.817%	10/1/49	2,500	2,428
	CommonSpirit Health	4.187%	10/1/49	8,000	7,978
	Conagra Brands Inc.	3.800%	10/22/21	10,550	10,871
	Conagra Brands Inc.	3.250%	9/15/22	4,300	4,397
	Conagra Brands Inc.	3.200%	1/25/23	6,011	6,192
	Conagra Brands Inc.	4.300%	5/1/24	8,000	8,592
	Conagra Brands Inc.	4.600%	11/1/25	12,025	13,248
	Conagra Brands Inc.	7.000%	10/1/28	700	866
	Conagra Brands Inc.	4.850%	11/1/28	10,950	12,498
	Conagra Brands Inc.	8.250%	9/15/30	4,025	5,533
	Conagra Brands Inc.	5.300%	11/1/38	10,675	12,657
	Conagra Brands Inc.	5.400%	11/1/48	8,925	10,865
	Constellation Brands Inc.	3.750%	5/1/21	4,261	4,352
	Constellation Brands Inc.	2.700%	5/9/22	6,607	6,689
	Constellation Brands Inc.	2.650%	11/7/22	6,825	6,916
	Constellation Brands Inc.	3.200%	2/15/23	5,900	6,054
	Constellation Brands Inc.	4.250%	5/1/23	16,800	17,795
	Constellation Brands Inc.	4.750%	11/15/24	9,521	10,513
	Constellation Brands Inc.	4.400%	11/15/25	3,375	3,678
	Constellation Brands Inc.	4.750%	12/1/25	2,700	3,003
	Constellation Brands Inc.	3.700%	12/6/26	5,625	5,971
	Constellation Brands Inc.	3.500%	5/9/27	3,275	3,411
	Constellation Brands Inc.	3.600%	2/15/28	8,495	8,922
	Constellation Brands Inc.	3.150%	8/1/29	14,700	14,852
	Constellation Brands Inc.	4.500%	5/9/47	4,500	4,832
	Constellation Brands Inc.	4.100%	2/15/48	3,025	3,158
	Constellation Brands Inc.	5.250%	11/15/48	4,525	5,492
	Covidien International Finance SA	3.200%	6/15/22	5,869	6,010
	Covidien International Finance SA	2.950%	6/15/23	2,530	2,591
	CVS Health Corp.	3.350%	3/9/21	18,009	18,275

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CVS Health Corp.	2.125%	6/1/21	10,970	10,973
CVS Health Corp.	3.500%	7/20/22	12,345	12,742
CVS Health Corp.	2.750%	12/1/22	10,490	10,655
CVS Health Corp.	4.750%	12/1/22	9,000	9,577
CVS Health Corp.	3.700%	3/9/23	50,965	53,039
CVS Health Corp.	4.000%	12/5/23	6,780	7,172
CVS Health Corp.	3.375%	8/12/24	6,365	6,626
CVS Health Corp.	4.100%	3/25/25	43,680	46,816
CVS Health Corp.	3.875%	7/20/25	32,601	34,729
CVS Health Corp.	2.875%	6/1/26	24,935	25,282
CVS Health Corp.	3.000%	8/15/26	7,000	7,135
CVS Health Corp.	4.300%	3/25/28	77,175	84,110
CVS Health Corp.	3.250%	8/15/29	21,296	21,616
CVS Health Corp.	4.875%	7/20/35	5,475	6,238
CVS Health Corp.	4.780%	3/25/38	45,650	51,612
CVS Health Corp.	6.125%	9/15/39	3,950	5,067
CVS Health Corp.	5.300%	12/5/43	12,850	15,231
CVS Health Corp.	5.125%	7/20/45	35,360	41,636
CVS Health Corp.	5.050%	3/25/48	71,435	84,479
Danaher Corp.	3.350%	9/15/25	3,800	4,032
Danaher Corp.	4.375%	9/15/45	2,975	3,496
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,429
Delhaize America LLC	9.000%	4/15/31	1,930	2,839
DH Europe Finance II Sarl	2.050%	11/15/22	9,115	9,105
DH Europe Finance II Sarl	2.200%	11/15/24	7,125	7,102
DH Europe Finance II Sarl	2.600%	11/15/29	7,000	6,970
DH Europe Finance II Sarl	3.250%	11/15/39	8,080	8,144
DH Europe Finance II Sarl	3.400%	11/15/49	8,555	8,743
Diageo Capital plc	2.625%	4/29/23	11,470	11,661
Diageo Capital plc	2.125%	10/24/24	9,400	9,385
Diageo Capital plc	3.875%	5/18/28	1,000	1,091
Diageo Capital plc	2.375%	10/24/29	6,250	6,147
Diageo Capital plc	5.875%	9/30/36	500	680
Diageo Capital plc	3.875%	4/29/43	5,469	6,026
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,154
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,170
Diageo Investment Corp.	4.250%	5/11/42	5,237	6,038
Dignity Health	3.125%	11/1/22	950	968
Dignity Health	3.812%	11/1/24	5,150	5,397
Dignity Health	4.500%	11/1/42	6,000	6,240
Dignity Health	5.267%	11/1/64	1,075	1,228
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,790
Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,265
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,616
Eli Lilly & Co.	2.750%	6/1/25	3,158	3,254
Eli Lilly & Co.	3.375%	3/15/29	9,775	10,519
Eli Lilly & Co.	3.950%	3/15/49	16,578	19,090
Eli Lilly & Co.	4.150%	3/15/59	16,800	19,704
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,825	2,818
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,548
Estee Lauder Cos. Inc.	2.375%	12/1/29	2,000	1,997
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,266
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,891
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	8,170

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Estee Lauder Cos. Inc.	3.125%	12/1/49	5,885	5,868
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,072
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,593
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	608
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	3,953
General Mills Inc.	3.150%	12/15/21	7,875	8,042
General Mills Inc.	2.600%	10/12/22	4,550	4,615
General Mills Inc.	3.700%	10/17/23	12,550	13,217
General Mills Inc.	3.650%	2/15/24	3,885	4,082
General Mills Inc.	4.000%	4/17/25	1,000	1,082
General Mills Inc.	3.200%	2/10/27	4,675	4,903
General Mills Inc.	4.200%	4/17/28	8,675	9,648
General Mills Inc.	4.550%	4/17/38	6,825	7,922
General Mills Inc.	5.400%	6/15/40	4,075	5,004
General Mills Inc.	4.150%	2/15/43	4,375	4,698
General Mills Inc.	4.700%	4/17/48	5,620	6,691
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,661
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,520
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,920
Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,041
Gilead Sciences Inc.	3.700%	4/1/24	16,816	17,852
Gilead Sciences Inc.	3.500%	2/1/25	15,260	16,187
Gilead Sciences Inc.	3.650%	3/1/26	22,046	23,699
Gilead Sciences Inc.	2.950%	3/1/27	22,400	23,232
Gilead Sciences Inc.	4.600%	9/1/35	9,394	11,232
Gilead Sciences Inc.	4.000%	9/1/36	6,200	6,879
Gilead Sciences Inc.	5.650%	12/1/41	8,810	11,564
Gilead Sciences Inc.	4.800%	4/1/44	16,050	19,194
Gilead Sciences Inc.	4.500%	2/1/45	15,825	18,266
Gilead Sciences Inc.	4.750%	3/1/46	22,266	26,594
Gilead Sciences Inc.	4.150%	3/1/47	15,825	17,505
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,073
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,418
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	16,650	17,815
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	13,525	14,893
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,335
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	26,539	37,945
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,975	3,451
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,500	20,827
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,033
GlaxoSmithKline Capital plc	2.875%	6/1/22	14,275	14,579
GlaxoSmithKline Capital plc	3.000%	6/1/24	8,825	9,148
GlaxoSmithKline Capital plc	3.375%	6/1/29	8,900	9,522
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,491
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,470
Hasbro Inc.	3.150%	5/15/21	3,200	3,233
Hasbro Inc.	3.900%	11/19/29	8,000	8,049
Hasbro Inc.	6.350%	3/15/40	3,700	4,322
Hasbro Inc.	5.100%	5/15/44	4,413	4,389
HCA Inc.	4.750%	5/1/23	11,146	11,926
HCA Inc.	5.000%	3/15/24	17,690	19,304
HCA Inc.	5.250%	4/15/25	18,063	20,185
HCA Inc.	5.250%	6/15/26	13,022	14,585
HCA Inc.	4.500%	2/15/27	1,350	1,456

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
HCA Inc.	4.125%	6/15/29	18,050	19,133
HCA Inc.	5.125%	6/15/39	11,085	12,277
HCA Inc.	5.500%	6/15/47	14,400	16,632
HCA Inc.	5.250%	6/15/49	17,795	20,019
Hershey Co.	4.125%	12/1/20	2,195	2,239
Hershey Co.	3.100%	5/15/21	4,250	4,319
Hershey Co.	2.625%	5/1/23	2,750	2,798
Hershey Co.	3.375%	5/15/23	10,050	10,534
Hershey Co.	2.050%	11/15/24	2,291	2,289
Hershey Co.	3.200%	8/21/25	2,695	2,822
Hershey Co.	2.300%	8/15/26	4,325	4,361
Hershey Co.	2.450%	11/15/29	5,381	5,386
Hershey Co.	3.125%	11/15/49	6,810	6,712
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,450	6,116
Ingredion Inc.	3.200%	10/1/26	4,000	4,055
JM Smucker Co.	3.500%	10/15/21	7,245	7,429
JM Smucker Co.	3.000%	3/15/22	2,605	2,655
JM Smucker Co.	3.500%	3/15/25	3,950	4,143
JM Smucker Co.	3.375%	12/15/27	6,875	7,171
JM Smucker Co.	4.250%	3/15/35	2,650	2,874
JM Smucker Co.	4.375%	3/15/45	6,350	6,893
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,415
Johnson & Johnson	1.950%	11/10/20	4,575	4,576
Johnson & Johnson	1.650%	3/1/21	10,450	10,426
Johnson & Johnson	3.550%	5/15/21	2,325	2,377
Johnson & Johnson	2.450%	12/5/21	5,000	5,064
Johnson & Johnson	2.250%	3/3/22	12,950	13,087
Johnson & Johnson	2.050%	3/1/23	5,969	6,003
Johnson & Johnson	6.730%	11/15/23	1,203	1,411
Johnson & Johnson	3.375%	12/5/23	6,875	7,289
Johnson & Johnson	2.625%	1/15/25	8,425	8,679
Johnson & Johnson	2.450%	3/1/26	11,450	11,626
Johnson & Johnson	2.950%	3/3/27	8,550	8,957
Johnson & Johnson	2.900%	1/15/28	6,580	6,862
Johnson & Johnson	6.950%	9/1/29	2,650	3,711
Johnson & Johnson	4.950%	5/15/33	6,100	7,615
Johnson & Johnson	4.375%	12/5/33	12,279	14,597
Johnson & Johnson	3.550%	3/1/36	8,500	9,305
Johnson & Johnson	3.625%	3/3/37	12,425	13,702
Johnson & Johnson	5.950%	8/15/37	4,489	6,385
Johnson & Johnson	3.400%	1/15/38	8,000	8,559
Johnson & Johnson	5.850%	7/15/38	3,797	5,372
Johnson & Johnson	4.500%	9/1/40	5,000	6,077
Johnson & Johnson	4.850%	5/15/41	825	1,051
Johnson & Johnson	4.500%	12/5/43	7,620	9,364
Johnson & Johnson	3.700%	3/1/46	17,925	20,223
Johnson & Johnson	3.750%	3/3/47	15,131	17,218
Johnson & Johnson	3.500%	1/15/48	7,200	7,774
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,896
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,105
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,495
Kaiser Foundation Hospitals	4.150%	5/1/47	12,075	13,766
Kaiser Foundation Hospitals	3.266%	11/1/49	8,000	8,026
Kellogg Co.	4.000%	12/15/20	1,459	1,484

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kellogg Co.	2.650%	12/1/23	4,536	4,619
	Kellogg Co.	3.250%	4/1/26	5,025	5,215
	Kellogg Co.	3.400%	11/15/27	10,475	10,953
	Kellogg Co.	4.300%	5/15/28	2,375	2,647
	Kellogg Co.	7.450%	4/1/31	767	1,075
	Kellogg Co.	4.500%	4/1/46	8,950	9,967
	Keurig Dr Pepper Inc.	3.551%	5/25/21	10,825	11,047
	Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,749
	Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,208
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,475	7,676
	Keurig Dr Pepper Inc.	4.417%	5/25/25	3,895	4,251
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,727
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,467
	Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,715
	Keurig Dr Pepper Inc.	4.597%	5/25/28	17,140	19,246
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	417
	Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	4,332
	Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	12,576
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	3,237
	Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,101
	Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,330
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,632
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,227
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,716
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,984
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,127
	Kimberly-Clark Corp.	6.625%	8/1/37	300	442
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	10,879
	Kimberly-Clark Corp.	3.700%	6/1/43	2,025	2,096
	Kimberly-Clark Corp.	3.200%	7/30/46	6,400	6,454
	Kimberly-Clark Corp.	3.900%	5/4/47	2,000	2,235
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,591
	Koninklijke Philips NV	6.875%	3/11/38	4,600	6,446
	Koninklijke Philips NV	5.000%	3/15/42	7,775	9,297
	Kraft Foods Group Inc.	6.875%	1/26/39	9,200	11,503
	Kraft Foods Group Inc.	6.500%	2/9/40	7,250	8,786
	Kraft Foods Group Inc.	5.000%	6/4/42	14,708	15,739
	Kraft Heinz Foods Co.	3.375%	6/15/21	8,125	8,250
	Kraft Heinz Foods Co.	3.500%	7/15/22	8,128	8,371
	Kraft Heinz Foods Co.	4.000%	6/15/23	13,023	13,686
	Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	18,816
	Kraft Heinz Foods Co.	3.000%	6/1/26	19,913	19,900
	Kraft Heinz Foods Co.	4.625%	1/30/29	10,275	11,235
[7]	Kraft Heinz Foods Co.	3.750%	4/1/30	8,655	8,893
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,955	9,947
[7]	Kraft Heinz Foods Co.	4.625%	10/1/39	4,325	4,487
	Kraft Heinz Foods Co.	5.200%	7/15/45	18,375	19,841
	Kraft Heinz Foods Co.	4.375%	6/1/46	27,000	26,580
[7]	Kraft Heinz Foods Co.	4.875%	10/1/49	12,985	13,521
	Kroger Co.	3.300%	1/15/21	3,050	3,083
	Kroger Co.	2.600%	2/1/21	5,175	5,205
	Kroger Co.	2.950%	11/1/21	9,861	10,007
	Kroger Co.	3.400%	4/15/22	4,102	4,218
	Kroger Co.	2.800%	8/1/22	2,800	2,852

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kroger Co.	3.850%	8/1/23	9,757	10,293
	Kroger Co.	4.000%	2/1/24	4,309	4,574
	Kroger Co.	3.500%	2/1/26	1,800	1,884
	Kroger Co.	2.650%	10/15/26	9,180	9,191
	Kroger Co.	3.700%	8/1/27	3,150	3,357
	Kroger Co.	7.700%	6/1/29	4,025	5,375
	Kroger Co.	8.000%	9/15/29	6,150	8,423
	Kroger Co.	7.500%	4/1/31	1,125	1,547
	Kroger Co.	6.900%	4/15/38	3,327	4,446
	Kroger Co.	5.400%	7/15/40	2,650	3,063
	Kroger Co.	5.000%	4/15/42	4,149	4,606
	Kroger Co.	5.150%	8/1/43	1,000	1,123
	Kroger Co.	3.875%	10/15/46	3,575	3,481
	Kroger Co.	4.450%	2/1/47	9,375	9,927
	Kroger Co.	4.650%	1/15/48	7,525	8,192
	Kroger Co.	5.400%	1/15/49	1,800	2,185
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,201
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	570
	Laboratory Corp. of America Holdings	4.000%	11/1/23	550	579
	Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	7,787
	Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	3,981
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	11,684
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,504
	Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	5,784
	Laboratory Corp. of America Holdings	4.700%	2/1/45	7,885	8,839
[4]	Mayo Clinic	3.774%	11/15/43	5,125	5,509
[4]	Mayo Clinic	4.000%	11/15/47	1,875	2,083
[4]	Mayo Clinic	4.128%	11/15/52	1,150	1,292
	McCormick & Co. Inc.	3.900%	7/15/21	875	896
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,535
	McCormick & Co. Inc.	3.150%	8/15/24	6,775	7,023
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,932
	McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,443
	McKesson Corp.	2.700%	12/15/22	9,300	9,407
	McKesson Corp.	2.850%	3/15/23	1,500	1,521
	McKesson Corp.	3.796%	3/15/24	9,300	9,776
	McKesson Corp.	3.950%	2/16/28	5,300	5,606
	McKesson Corp.	4.750%	5/30/29	1,950	2,185
	McKesson Corp.	6.000%	3/1/41	375	453
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	6,002
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,435	7,039
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	6,914
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,960	8,356
	Medtronic Inc.	3.150%	3/15/22	15,340	15,771
	Medtronic Inc.	3.500%	3/15/25	13,793	14,772
	Medtronic Inc.	4.375%	3/15/35	22,644	26,721
	Medtronic Inc.	4.625%	3/15/45	18,067	22,626
	Memorial Health Services	3.447%	11/1/49	5,000	4,908
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	882
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,309
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,973
	Merck & Co. Inc.	3.875%	1/15/21	3,375	3,433
	Merck & Co. Inc.	2.350%	2/10/22	11,034	11,170
	Merck & Co. Inc.	2.400%	9/15/22	10,820	10,971

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Merck & Co. Inc.	2.800%	5/18/23	15,925	16,409
	Merck & Co. Inc.	2.900%	3/7/24	5,950	6,191
	Merck & Co. Inc.	2.750%	2/10/25	22,453	23,195
	Merck & Co. Inc.	3.400%	3/7/29	14,050	15,173
	Merck & Co. Inc.	6.500%	12/1/33	5,650	7,957
	Merck & Co. Inc.	3.900%	3/7/39	8,725	9,959
	Merck & Co. Inc.	3.600%	9/15/42	8,245	8,891
	Merck & Co. Inc.	4.150%	5/18/43	10,889	12,863
	Merck & Co. Inc.	3.700%	2/10/45	21,734	24,017
	Merck & Co. Inc.	4.000%	3/7/49	14,800	17,227
	Mercy Health	4.302%	7/1/28	1,750	1,934
	Molson Coors Beverage Co.	2.100%	7/15/21	9,162	9,160
	Molson Coors Beverage Co.	3.500%	5/1/22	826	847
	Molson Coors Beverage Co.	3.000%	7/15/26	20,476	20,688
	Molson Coors Beverage Co.	5.000%	5/1/42	9,975	10,859
	Molson Coors Beverage Co.	4.200%	7/15/46	17,675	17,589
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	3,800	3,797
	Mondelez International Inc.	3.625%	2/13/26	3,500	3,746
	Mondelez International Inc.	4.625%	5/7/48	2,100	2,433
[4]	Montefiore Obligated Group	5.246%	11/1/48	6,800	7,629
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,164
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,000	4,957
[7]	Mylan Inc.	3.125%	1/15/23	325	329
	Mylan Inc.	4.200%	11/29/23	8,205	8,657
	Mylan Inc.	4.550%	4/15/28	7,025	7,548
	Mylan Inc.	5.400%	11/29/43	4,820	5,236
	Mylan Inc.	5.200%	4/15/48	5,700	6,308
	Mylan NV	3.750%	12/15/20	50	51
	Mylan NV	3.150%	6/15/21	11,852	11,974
	Mylan NV	3.950%	6/15/26	17,595	18,255
	Mylan NV	5.250%	6/15/46	8,925	9,955
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,883
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,946
	New York & Presbyterian Hospital	3.954%	8/1/19	5,685	5,678
	Northwell Healthcare Inc.	3.979%	11/1/46	6,975	7,101
	Northwell Healthcare Inc.	4.260%	11/1/47	9,050	9,680
	Northwell Healthcare Inc.	3.809%	11/1/49	2,870	2,882
	Novartis Capital Corp.	2.400%	5/17/22	24,250	24,572
	Novartis Capital Corp.	2.400%	9/21/22	5,794	5,883
	Novartis Capital Corp.	3.400%	5/6/24	15,653	16,564
	Novartis Capital Corp.	3.000%	11/20/25	15,077	15,798
	Novartis Capital Corp.	3.100%	5/17/27	10,875	11,426
	Novartis Capital Corp.	3.700%	9/21/42	4,375	4,812
	Novartis Capital Corp.	4.400%	5/6/44	16,336	19,826
	Novartis Capital Corp.	4.000%	11/20/45	10,650	12,348
	NYU Hospitals Center	4.784%	7/1/44	3,425	4,100
[4]	NYU Hospitals Center	4.368%	7/1/47	4,775	5,330
	Ochsner Clinic Foundation	5.897%	5/15/45	275	365
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,403
	Partners Healthcare System Inc.	3.765%	7/1/48	1,000	1,049
	Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,775
	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,036
	PepsiCo Inc.	2.000%	4/15/21	7,225	7,239

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PepsiCo Inc.	3.000%	8/25/21	12,620	12,858
PepsiCo Inc.	1.700%	10/6/21	6,125	6,118
PepsiCo Inc.	2.750%	3/5/22	18,670	19,046
PepsiCo Inc.	2.250%	5/2/22	6,000	6,059
PepsiCo Inc.	3.100%	7/17/22	3,425	3,528
PepsiCo Inc.	2.750%	3/1/23	7,975	8,189
PepsiCo Inc.	3.600%	3/1/24	5,334	5,673
PepsiCo Inc.	2.750%	4/30/25	6,850	7,084
PepsiCo Inc.	3.500%	7/17/25	4,000	4,288
PepsiCo Inc.	2.850%	2/24/26	2,750	2,862
PepsiCo Inc.	2.375%	10/6/26	14,525	14,724
PepsiCo Inc.	3.000%	10/15/27	13,525	14,268
PepsiCo Inc.	2.625%	7/29/29	14,725	14,991
PepsiCo Inc.	4.000%	3/5/42	7,800	8,875
PepsiCo Inc.	3.600%	8/13/42	4,100	4,385
PepsiCo Inc.	4.250%	10/22/44	6,375	7,495
PepsiCo Inc.	4.600%	7/17/45	4,460	5,511
PepsiCo Inc.	4.450%	4/14/46	14,250	17,512
PepsiCo Inc.	3.450%	10/6/46	16,825	17,760
PepsiCo Inc.	4.000%	5/2/47	6,263	7,231
PepsiCo Inc.	3.375%	7/29/49	10,665	11,164
PepsiCo Inc.	2.875%	10/15/49	8,950	8,565
PerkinElmer Inc.	3.300%	9/15/29	7,350	7,479
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,263
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,798	3,843
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,816
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	7,192
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	2,770
Pfizer Inc.	1.950%	6/3/21	12,550	12,579
Pfizer Inc.	3.000%	9/15/21	5,500	5,605
Pfizer Inc.	2.200%	12/15/21	4,200	4,232
Pfizer Inc.	2.800%	3/11/22	5,085	5,183
Pfizer Inc.	3.000%	6/15/23	5,760	5,980
Pfizer Inc.	3.200%	9/15/23	6,225	6,490
Pfizer Inc.	2.950%	3/15/24	7,925	8,225
Pfizer Inc.	3.400%	5/15/24	650	687
Pfizer Inc.	2.750%	6/3/26	12,725	13,125
Pfizer Inc.	3.000%	12/15/26	17,825	18,689
Pfizer Inc.	3.600%	9/15/28	8,025	8,764
Pfizer Inc.	3.450%	3/15/29	15,600	16,776
Pfizer Inc.	4.000%	12/15/36	10,550	12,017
Pfizer Inc.	4.100%	9/15/38	7,275	8,310
Pfizer Inc.	3.900%	3/15/39	12,855	14,469
Pfizer Inc.	7.200%	3/15/39	19,540	30,613
Pfizer Inc.	4.300%	6/15/43	5,010	5,893
Pfizer Inc.	4.400%	5/15/44	9,875	11,788
Pfizer Inc.	4.125%	12/15/46	10,475	12,082
Pfizer Inc.	4.200%	9/15/48	12,400	14,519
Pfizer Inc.	4.000%	3/15/49	10,225	11,824
Pharmacia LLC	6.600%	12/1/28	5,248	6,892
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,989
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,586
Philip Morris International Inc.	2.900%	11/15/21	3,450	3,516
Philip Morris International Inc.	2.625%	2/18/22	5,000	5,061

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philip Morris International Inc.	2.375%	8/17/22	7,400	7,462
	Philip Morris International Inc.	2.500%	8/22/22	3,000	3,028
	Philip Morris International Inc.	2.500%	11/2/22	5,900	5,989
	Philip Morris International Inc.	2.625%	3/6/23	2,970	3,018
	Philip Morris International Inc.	2.125%	5/10/23	4,230	4,228
	Philip Morris International Inc.	3.600%	11/15/23	7,660	8,052
	Philip Morris International Inc.	2.875%	5/1/24	9,625	9,890
	Philip Morris International Inc.	3.250%	11/10/24	10,600	11,095
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,860
	Philip Morris International Inc.	2.750%	2/25/26	10,500	10,614
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,651
	Philip Morris International Inc.	3.125%	3/2/28	4,230	4,336
	Philip Morris International Inc.	3.375%	8/15/29	6,725	7,040
	Philip Morris International Inc.	6.375%	5/16/38	7,600	10,556
	Philip Morris International Inc.	4.375%	11/15/41	9,493	10,511
	Philip Morris International Inc.	4.500%	3/20/42	4,665	5,235
	Philip Morris International Inc.	3.875%	8/21/42	6,202	6,440
	Philip Morris International Inc.	4.125%	3/4/43	9,815	10,577
	Philip Morris International Inc.	4.875%	11/15/43	6,450	7,592
	Philip Morris International Inc.	4.250%	11/10/44	10,760	11,860
[4]	Procter & Gamble - Esop	9.360%	1/1/21	373	390
	Procter & Gamble Co.	1.900%	10/23/20	9,650	9,655
	Procter & Gamble Co.	1.850%	2/2/21	17,525	17,542
	Procter & Gamble Co.	1.700%	11/3/21	7,105	7,126
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,257
	Procter & Gamble Co.	3.100%	8/15/23	8,250	8,624
	Procter & Gamble Co.	2.700%	2/2/26	4,500	4,674
	Procter & Gamble Co.	2.450%	11/3/26	10,300	10,594
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,952
	Procter & Gamble Co.	5.800%	8/15/34	322	449
	Procter & Gamble Co.	3.500%	10/25/47	4,850	5,446
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,262
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	6,900	6,755
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	3,259
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,500	3,745
	Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,377
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,539
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,315
	Quest Diagnostics Inc.	3.450%	6/1/26	10,900	11,438
	Quest Diagnostics Inc.	4.200%	6/30/29	2,740	3,023
	Quest Diagnostics Inc.	2.950%	6/30/30	8,245	8,255
	Quest Diagnostics Inc.	5.750%	1/30/40	876	968
	Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,386
	Reynolds American Inc.	4.000%	6/12/22	5,100	5,305
	Reynolds American Inc.	4.850%	9/15/23	2,345	2,538
	Reynolds American Inc.	4.450%	6/12/25	24,550	26,393
	Reynolds American Inc.	5.700%	8/15/35	6,545	7,548
	Reynolds American Inc.	7.250%	6/15/37	2,075	2,662
	Reynolds American Inc.	8.125%	5/1/40	2,239	2,907
	Reynolds American Inc.	7.000%	8/4/41	2,040	2,524

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Reynolds American Inc.	6.150%	9/15/43	5,075	5,908
	Reynolds American Inc.	5.850%	8/15/45	19,440	22,257
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,702
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,379
	Sanofi	4.000%	3/29/21	10,615	10,888
	Sanofi	3.375%	6/19/23	15,000	15,717
	Sanofi	3.625%	6/19/28	10,775	11,954
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	32,500	32,662
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	29,882	30,420
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	29,245	30,109
	Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	2,851
	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,907
	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,806
	Stanford Health Care	3.795%	11/15/48	5,075	5,462
	Stryker Corp.	2.625%	3/15/21	16,525	16,635
	Stryker Corp.	3.375%	5/15/24	5,425	5,684
	Stryker Corp.	3.375%	11/1/25	6,265	6,591
	Stryker Corp.	3.500%	3/15/26	8,747	9,292
	Stryker Corp.	3.650%	3/7/28	5,300	5,690
	Stryker Corp.	4.100%	4/1/43	3,475	3,741
	Stryker Corp.	4.375%	5/15/44	2,575	2,910
	Stryker Corp.	4.625%	3/15/46	5,620	6,753
	Sutter Health	3.695%	8/15/28	3,025	3,241
	Sutter Health	4.091%	8/15/48	4,400	4,895
	Sysco Corp.	2.500%	7/15/21	1,825	1,839
	Sysco Corp.	2.600%	6/12/22	1,800	1,827
	Sysco Corp.	3.550%	3/15/25	2,000	2,128
	Sysco Corp.	3.750%	10/1/25	4,775	5,124
	Sysco Corp.	3.300%	7/15/26	8,250	8,693
	Sysco Corp.	3.250%	7/15/27	14,864	15,542
	Sysco Corp.	4.850%	10/1/45	3,480	4,179
	Sysco Corp.	4.500%	4/1/46	5,275	6,043
	Sysco Corp.	4.450%	3/15/48	4,400	5,022
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,625	9,942
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	10,776
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	17,513
[4]	Texas Health Resources	4.330%	11/15/55	900	1,053
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,000	8,222
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,714
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,490
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	10,276
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	7,939
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	6,916
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	5,551
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	6,525	7,312
	Toledo Hospital	5.325%	11/15/28	2,710	2,909
	Toledo Hospital	5.750%	11/15/38	2,250	2,575
	Trinity Health Corp.	4.125%	12/1/45	5,070	5,571
	Tyson Foods Inc.	2.250%	8/23/21	1,350	1,355
	Tyson Foods Inc.	4.500%	6/15/22	13,525	14,230
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,499
	Tyson Foods Inc.	3.950%	8/15/24	19,065	20,375
	Tyson Foods Inc.	4.000%	3/1/26	7,000	7,579
	Tyson Foods Inc.	3.550%	6/2/27	11,175	11,852

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Tyson Foods Inc.	4.350%	3/1/29	19,000	21,496
	Tyson Foods Inc.	4.875%	8/15/34	4,325	5,058
	Tyson Foods Inc.	5.150%	8/15/44	4,152	5,023
	Tyson Foods Inc.	4.550%	6/2/47	7,625	8,644
	Tyson Foods Inc.	5.100%	9/28/48	12,900	16,235
	Unilever Capital Corp.	4.250%	2/10/21	9,960	10,225
	Unilever Capital Corp.	2.750%	3/22/21	1,250	1,264
	Unilever Capital Corp.	1.375%	7/28/21	8,395	8,332
	Unilever Capital Corp.	3.000%	3/7/22	5,075	5,194
	Unilever Capital Corp.	3.125%	3/22/23	200	207
	Unilever Capital Corp.	3.250%	3/7/24	13,175	13,791
	Unilever Capital Corp.	2.600%	5/5/24	19,965	20,405
	Unilever Capital Corp.	3.100%	7/30/25	3,875	4,050
	Unilever Capital Corp.	2.000%	7/28/26	6,200	6,142
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,685
	Unilever Capital Corp.	3.500%	3/22/28	7,675	8,297
	Unilever Capital Corp.	2.125%	9/6/29	5,750	5,570
	Unilever Capital Corp.	5.900%	11/15/32	8,600	11,653
	Whirlpool Corp.	4.850%	6/15/21	1,575	1,634
	Whirlpool Corp.	4.700%	6/1/22	6,700	7,087
	Whirlpool Corp.	4.000%	3/1/24	2,675	2,829
	Whirlpool Corp.	3.700%	5/1/25	2,400	2,522
	Whirlpool Corp.	4.750%	2/26/29	6,200	6,895
	Whirlpool Corp.	4.500%	6/1/46	4,675	4,835
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	2,000	2,387
	Wyeth LLC	7.250%	3/1/23	2,000	2,310
	Wyeth LLC	6.450%	2/1/24	10,991	12,808
	Wyeth LLC	6.500%	2/1/34	4,125	5,759
	Wyeth LLC	6.000%	2/15/36	1,680	2,235
	Wyeth LLC	5.950%	4/1/37	17,010	23,162
	Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,917
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,580
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,576
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,223
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	17,345
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	2,075
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	7,685	8,051
	Zoetis Inc.	3.450%	11/13/20	5,232	5,286
	Zoetis Inc.	3.250%	8/20/21	2,625	2,667
	Zoetis Inc.	3.250%	2/1/23	16,023	16,528
	Zoetis Inc.	4.500%	11/13/25	2,915	3,226
	Zoetis Inc.	3.000%	9/12/27	8,040	8,221
	Zoetis Inc.	3.900%	8/20/28	4,950	5,357
	Zoetis Inc.	4.700%	2/1/43	10,790	12,799
	Zoetis Inc.	3.950%	9/12/47	5,425	5,883
	Zoetis Inc.	4.450%	8/20/48	2,600	3,035

	Energy (2.4%)
	Apache Corp.	3.625%	2/1/21	1,210	1,221
	Apache Corp.	3.250%	4/15/22	2,982	3,027
	Apache Corp.	4.375%	10/15/28	6,625	6,905
	Apache Corp.	7.750%	12/15/29	799	1,017
	Apache Corp.	5.100%	9/1/40	13,375	13,575
	Apache Corp.	5.250%	2/1/42	5,365	5,568

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Apache Corp.	4.750%	4/15/43	12,843	12,284
Apache Corp.	4.250%	1/15/44	12,175	11,231
Apache Corp.	5.350%	7/1/49	2,500	2,610
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	7,705
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	16,280	16,597
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	7,675	7,995
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	5,100	5,227
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	16,200	16,585
Boardwalk Pipelines LP	3.375%	2/1/23	2,240	2,281
Boardwalk Pipelines LP	4.950%	12/15/24	575	621
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	16,678
Boardwalk Pipelines LP	4.450%	7/15/27	8,277	8,511
Boardwalk Pipelines LP	4.800%	5/3/29	2,000	2,128
BP Capital Markets America Inc.	4.742%	3/11/21	8,615	8,904
BP Capital Markets America Inc.	2.112%	9/16/21	9,250	9,286
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,431
BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,584
BP Capital Markets America Inc.	2.750%	5/10/23	24,465	25,006
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	6,027
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,679
BP Capital Markets America Inc.	3.224%	4/14/24	2,697	2,812
BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,974
BP Capital Markets America Inc.	3.410%	2/11/26	8,500	9,025
BP Capital Markets America Inc.	3.119%	5/4/26	17,501	18,236
BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,492
BP Capital Markets America Inc.	3.588%	4/14/27	2,100	2,226
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,549
BP Capital Markets America Inc.	4.234%	11/6/28	23,240	26,197
BP Capital Markets plc	3.561%	11/1/21	17,674	18,209
BP Capital Markets plc	3.062%	3/17/22	3,900	3,999
BP Capital Markets plc	2.500%	11/6/22	7,375	7,505
BP Capital Markets plc	3.994%	9/26/23	2,700	2,880
BP Capital Markets plc	3.814%	2/10/24	2,825	3,015
BP Capital Markets plc	3.535%	11/4/24	12,326	13,117
BP Capital Markets plc	3.506%	3/17/25	2,900	3,086
BP Capital Markets plc	3.279%	9/19/27	23,600	24,812
BP Capital Markets plc	3.723%	11/28/28	3,975	4,321
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	9,953
Burlington Resources Finance Co.	7.400%	12/1/31	3,875	5,515
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	935
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	8,148
Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	16,478
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,975	13,809
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,538
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,645	3,378
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,720
Canadian Natural Resources Ltd.	6.500%	2/15/37	8,465	11,033
Canadian Natural Resources Ltd.	6.250%	3/15/38	10,043	12,998
Canadian Natural Resources Ltd.	6.750%	2/1/39	3,035	4,089
Canadian Natural Resources Ltd.	4.950%	6/1/47	7,000	8,492

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cenovus Energy Inc.	3.000%	8/15/22	4,559	4,613
	Cenovus Energy Inc.	3.800%	9/15/23	5,325	5,516
	Cenovus Energy Inc.	4.250%	4/15/27	13,000	13,712
	Cenovus Energy Inc.	5.250%	6/15/37	7,380	8,111
	Cenovus Energy Inc.	6.750%	11/15/39	12,500	15,900
	Cenovus Energy Inc.	5.400%	6/15/47	10,000	11,675
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	8,067
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,875	15,609
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	19,400	21,485
[7]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	14,000	14,315
	Chevron Corp.	2.100%	5/16/21	9,450	9,492
	Chevron Corp.	2.411%	3/3/22	3,925	3,978
	Chevron Corp.	2.498%	3/3/22	4,350	4,422
	Chevron Corp.	2.355%	12/5/22	20,964	21,241
	Chevron Corp.	3.191%	6/24/23	28,428	29,566
	Chevron Corp.	2.895%	3/3/24	16,000	16,550
	Chevron Corp.	3.326%	11/17/25	2,400	2,556
	Chevron Corp.	2.954%	5/16/26	13,945	14,566
	Cimarex Energy Co.	4.375%	6/1/24	5,900	6,213
	Cimarex Energy Co.	3.900%	5/15/27	16,605	17,168
	Cimarex Energy Co.	4.375%	3/15/29	4,280	4,517
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	11,245
	Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	5,557
	Concho Resources Inc.	3.750%	10/1/27	24,660	25,862
	Concho Resources Inc.	4.300%	8/15/28	5,000	5,444
	Concho Resources Inc.	4.875%	10/1/47	7,300	8,504
	Concho Resources Inc.	4.850%	8/15/48	5,500	6,366
	Conoco Funding Co.	7.250%	10/15/31	1,740	2,443
	ConocoPhillips	5.900%	10/15/32	2,225	2,906
	ConocoPhillips	5.900%	5/15/38	7,161	9,723
	ConocoPhillips	6.500%	2/1/39	23,663	34,287
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	8,139
	ConocoPhillips Co.	3.350%	11/15/24	2,625	2,764
	ConocoPhillips Co.	4.950%	3/15/26	22,835	26,213
	ConocoPhillips Co.	4.300%	11/15/44	9,000	10,529
	ConocoPhillips Co.	5.950%	3/15/46	2,500	3,561
	ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	8,546
	Continental Resources Inc.	4.500%	4/15/23	3,900	4,085
	Continental Resources Inc.	3.800%	6/1/24	8,823	9,121
	Continental Resources Inc.	4.375%	1/15/28	14,720	15,640
	Continental Resources Inc.	4.900%	6/1/44	6,800	7,250
	Devon Energy Corp.	5.850%	12/15/25	4,425	5,237
	Devon Energy Corp.	7.950%	4/15/32	2,314	3,276
	Devon Energy Corp.	5.600%	7/15/41	7,220	8,767
	Devon Energy Corp.	4.750%	5/15/42	19,000	21,265
	Devon Energy Corp.	5.000%	6/15/45	6,250	7,204
	Devon Financing Co. LLC	7.875%	9/30/31	7,950	10,929
	Diamondback Energy Inc.	2.875%	12/1/24	10,000	10,093
	Diamondback Energy Inc.	3.250%	12/1/26	9,000	9,100
	Diamondback Energy Inc.	3.500%	12/1/29	14,250	14,469
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,893
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,519
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,784
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	4,963

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,000	4,437
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	3,232
Enable Midstream Partners LP	3.900%	5/15/24	6,100	6,204
Enable Midstream Partners LP	4.400%	3/15/27	8,500	8,349
Enable Midstream Partners LP	4.950%	5/15/28	10,200	10,304
Enable Midstream Partners LP	4.150%	9/15/29	2,000	1,890
Enable Midstream Partners LP	5.000%	5/15/44	2,775	2,494
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,404
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	10,279
Enbridge Energy Partners LP	7.500%	4/15/38	4,725	6,747
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	4,220
Enbridge Energy Partners LP	7.375%	10/15/45	2,480	3,684
Enbridge Inc.	2.900%	7/15/22	8,200	8,344
Enbridge Inc.	3.500%	6/10/24	6,425	6,701
Enbridge Inc.	2.500%	1/15/25	4,500	4,530
Enbridge Inc.	3.700%	7/15/27	6,675	7,020
Enbridge Inc.	3.125%	11/15/29	15,000	15,135
Enbridge Inc.	4.500%	6/10/44	4,200	4,608
Enbridge Inc.	4.000%	11/15/49	6,000	6,247
Encana Corp.	3.900%	11/15/21	3,975	4,065
Encana Corp.	8.125%	9/15/30	1,400	1,762
Encana Corp.	7.375%	11/1/31	5,464	6,676
Encana Corp.	6.500%	8/15/34	12,176	14,288
Encana Corp.	6.625%	8/15/37	5,005	5,923
Encana Corp.	6.500%	2/1/38	5,095	5,982
Energy Transfer Operating LP	4.650%	6/1/21	3,977	4,079
Energy Transfer Operating LP	5.200%	2/1/22	8,497	8,905
Energy Transfer Operating LP	3.600%	2/1/23	6,888	7,054
Energy Transfer Operating LP	4.250%	3/15/23	18,860	19,696
Energy Transfer Operating LP	4.200%	9/15/23	3,200	3,355
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,730
Energy Transfer Operating LP	4.050%	3/15/25	18,685	19,590
Energy Transfer Operating LP	4.750%	1/15/26	16,005	17,240
Energy Transfer Operating LP	4.200%	4/15/27	5,300	5,543
Energy Transfer Operating LP	5.500%	6/1/27	13,090	14,700
Energy Transfer Operating LP	5.250%	4/15/29	10,600	11,883
Energy Transfer Operating LP	6.250%	4/15/49	17,100	20,580
Energy Transfer Partners LP	4.950%	6/15/28	16,645	18,201
Energy Transfer Partners LP	4.900%	3/15/35	3,350	3,498
Energy Transfer Partners LP	6.625%	10/15/36	1,950	2,316
Energy Transfer Partners LP	5.800%	6/15/38	5,790	6,534
Energy Transfer Partners LP	7.500%	7/1/38	4,932	6,282
Energy Transfer Partners LP	6.050%	6/1/41	5,690	6,381
Energy Transfer Partners LP	6.500%	2/1/42	11,326	13,459
Energy Transfer Partners LP	5.150%	2/1/43	5,900	6,065
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,871
Energy Transfer Partners LP	6.125%	12/15/45	14,950	17,291
Energy Transfer Partners LP	5.300%	4/15/47	9,890	10,561
Energy Transfer Partners LP	6.000%	6/15/48	6,110	7,089
Eni USA Inc.	7.300%	11/15/27	1,095	1,393
Enterprise Products Operating LLC	2.800%	2/15/21	6,100	6,156
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,010
Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,255
Enterprise Products Operating LLC	4.050%	2/15/22	625	651

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	3.350%	3/15/23	14,034	14,504
	Enterprise Products Operating LLC	3.900%	2/15/24	7,720	8,200
	Enterprise Products Operating LLC	3.750%	2/15/25	15,925	16,954
	Enterprise Products Operating LLC	3.700%	2/15/26	8,318	8,864
	Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,405
	Enterprise Products Operating LLC	4.150%	10/16/28	10,000	11,023
	Enterprise Products Operating LLC	3.125%	7/31/29	18,000	18,476
	Enterprise Products Operating LLC	6.875%	3/1/33	8,843	12,051
	Enterprise Products Operating LLC	6.650%	10/15/34	235	319
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,788
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	7,595
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	9,609
	Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,910
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	14,161
	Enterprise Products Operating LLC	4.450%	2/15/43	14,237	15,558
	Enterprise Products Operating LLC	4.850%	3/15/44	16,520	19,117
	Enterprise Products Operating LLC	5.100%	2/15/45	5,490	6,571
	Enterprise Products Operating LLC	4.900%	5/15/46	18,785	22,010
	Enterprise Products Operating LLC	4.250%	2/15/48	12,700	13,695
	Enterprise Products Operating LLC	4.800%	2/1/49	11,665	13,679
	Enterprise Products Operating LLC	4.200%	1/31/50	10,000	10,728
	Enterprise Products Operating LLC	4.950%	10/15/54	2,265	2,620
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,097
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	5,315	5,249
	EOG Resources Inc.	4.100%	2/1/21	9,300	9,516
	EOG Resources Inc.	2.625%	3/15/23	15,165	15,429
	EOG Resources Inc.	3.150%	4/1/25	700	733
	EOG Resources Inc.	4.150%	1/15/26	6,000	6,599
	EOG Resources Inc.	3.900%	4/1/35	3,590	3,985
	EQM Midstream Partners LP	4.750%	7/15/23	8,850	8,872
	EQM Midstream Partners LP	4.000%	8/1/24	3,026	2,941
	EQM Midstream Partners LP	4.125%	12/1/26	3,700	3,468
	EQM Midstream Partners LP	5.500%	7/15/28	7,327	7,183
	EQM Midstream Partners LP	6.500%	7/15/48	7,325	6,886
	EQT Corp.	4.875%	11/15/21	2,145	2,203
	EQT Corp.	3.000%	10/1/22	6,600	6,452
	EQT Corp.	3.900%	10/1/27	11,600	10,783
	Exxon Mobil Corp.	2.222%	3/1/21	23,375	23,501
	Exxon Mobil Corp.	2.397%	3/6/22	27,250	27,600
	Exxon Mobil Corp.	2.726%	3/1/23	33,696	34,491
	Exxon Mobil Corp.	3.176%	3/15/24	10,000	10,475
	Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,753
	Exxon Mobil Corp.	3.043%	3/1/26	6,373	6,686
	Exxon Mobil Corp.	2.275%	8/16/26	4,000	4,010
	Exxon Mobil Corp.	2.440%	8/16/29	14,500	14,570
	Exxon Mobil Corp.	2.995%	8/16/39	5,000	5,009
	Exxon Mobil Corp.	3.567%	3/6/45	13,153	14,073
	Exxon Mobil Corp.	4.114%	3/1/46	13,950	16,326
	Exxon Mobil Corp.	3.095%	8/16/49	20,000	19,830
	Halliburton Co.	3.250%	11/15/21	5,005	5,097
	Halliburton Co.	3.500%	8/1/23	5,450	5,663
	Halliburton Co.	3.800%	11/15/25	24,700	26,354
	Halliburton Co.	4.850%	11/15/35	13,981	15,771
	Halliburton Co.	6.700%	9/15/38	12,580	16,593

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Halliburton Co.	4.500%	11/15/41	2,000	2,135
Halliburton Co.	4.750%	8/1/43	8,875	9,754
Halliburton Co.	5.000%	11/15/45	12,183	13,868
Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,327
Hess Corp.	3.500%	7/15/24	2,750	2,820
Hess Corp.	4.300%	4/1/27	8,500	9,053
Hess Corp.	7.875%	10/1/29	2,075	2,700
Hess Corp.	7.300%	8/15/31	1,000	1,265
Hess Corp.	7.125%	3/15/33	2,430	3,077
Hess Corp.	6.000%	1/15/40	12,000	14,135
Hess Corp.	5.600%	2/15/41	11,422	13,340
Hess Corp.	5.800%	4/1/47	4,195	5,106
HollyFrontier Corp.	5.875%	4/1/26	5,008	5,624
Husky Energy Inc.	3.950%	4/15/22	21,900	22,642
Husky Energy Inc.	4.000%	4/15/24	8,905	9,365
Husky Energy Inc.	4.400%	4/15/29	10,000	10,763
Husky Energy Inc.	6.800%	9/15/37	4,135	5,417
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,340
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,588
Kinder Morgan Energy Partners LP	3.950%	9/1/22	20,185	21,024
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,901
Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	12,431
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,867
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	6,304
Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	12,602
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,524
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	3,711
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,920
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,789
Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,446	9,836
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	10,648
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	5,710
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	2,374
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	5,085
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,954	10,326
Kinder Morgan Energy Partners LP	5.000%	8/15/42	10,800	11,708
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,600	6,977
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,954
Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,900	4,493
Kinder Morgan Energy Partners LP	5.400%	9/1/44	49	56
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,656
Kinder Morgan Inc.	4.300%	6/1/25	8,500	9,209
Kinder Morgan Inc.	4.300%	3/1/28	13,525	14,718
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,733
Kinder Morgan Inc.	7.750%	1/15/32	7,956	10,903
Kinder Morgan Inc.	5.300%	12/1/34	5,500	6,482
Kinder Morgan Inc.	5.550%	6/1/45	16,325	19,533
Kinder Morgan Inc.	5.050%	2/15/46	18,957	21,203
Magellan Midstream Partners LP	4.250%	2/1/21	4,200	4,292
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	10,226
Magellan Midstream Partners LP	5.150%	10/15/43	2,885	3,359
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,202
Magellan Midstream Partners LP	4.200%	10/3/47	6,935	7,299
Magellan Midstream Partners LP	4.850%	2/1/49	4,585	5,280

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Magellan Midstream Partners LP	3.950%	3/1/50	4,000	4,102
	Marathon Oil Corp.	2.800%	11/1/22	8,000	8,121
	Marathon Oil Corp.	3.850%	6/1/25	13,114	13,845
	Marathon Oil Corp.	4.400%	7/15/27	7,400	8,031
	Marathon Oil Corp.	6.800%	3/15/32	6,105	7,739
	Marathon Oil Corp.	6.600%	10/1/37	7,267	9,238
	Marathon Oil Corp.	5.200%	6/1/45	4,100	4,752
	Marathon Petroleum Corp.	3.400%	12/15/20	6,057	6,122
	Marathon Petroleum Corp.	5.125%	3/1/21	8,850	9,152
	Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,022
	Marathon Petroleum Corp.	4.750%	12/15/23	20,530	22,281
	Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,170
	Marathon Petroleum Corp.	3.625%	9/15/24	5,300	5,557
	Marathon Petroleum Corp.	5.125%	12/15/26	8,000	9,036
	Marathon Petroleum Corp.	3.800%	4/1/28	3,725	3,894
	Marathon Petroleum Corp.	6.500%	3/1/41	11,769	15,236
	Marathon Petroleum Corp.	4.750%	9/15/44	7,141	7,767
	Marathon Petroleum Corp.	4.500%	4/1/48	4,275	4,507
	Marathon Petroleum Corp.	5.000%	9/15/54	3,225	3,472
[7]	MPLX LP	3.500%	12/1/22	1,925	1,982
	MPLX LP	3.375%	3/15/23	4,000	4,105
	MPLX LP	4.500%	7/15/23	15,455	16,403
	MPLX LP	4.875%	12/1/24	24,758	26,850
	MPLX LP	4.000%	2/15/25	3,000	3,129
	MPLX LP	4.875%	6/1/25	6,400	6,987
	MPLX LP	4.125%	3/1/27	10,525	11,012
[7]	MPLX LP	4.250%	12/1/27	10,960	11,498
	MPLX LP	4.000%	3/15/28	13,650	14,139
	MPLX LP	4.500%	4/15/38	12,600	12,814
	MPLX LP	5.200%	3/1/47	12,400	13,314
[7]	MPLX LP	5.200%	12/1/47	7,825	8,213
	MPLX LP	4.700%	4/15/48	11,300	11,392
	MPLX LP	5.500%	2/15/49	16,470	18,658
	MPLX LP	4.900%	4/15/58	5,150	5,240
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,922
	National Fuel Gas Co.	4.750%	9/1/28	11,000	11,698
	National Oilwell Varco Inc.	2.600%	12/1/22	6,654	6,718
	National Oilwell Varco Inc.	3.600%	12/1/29	5,000	5,004
	National Oilwell Varco Inc.	3.950%	12/1/42	2,700	2,535
	Newfield Exploration Co.	5.750%	1/30/22	11,625	12,352
	Newfield Exploration Co.	5.625%	7/1/24	3,000	3,300
	Newfield Exploration Co.	5.375%	1/1/26	17,513	18,980
	Noble Energy Inc.	3.900%	11/15/24	1,549	1,637
	Noble Energy Inc.	3.850%	1/15/28	4,789	5,036
	Noble Energy Inc.	3.250%	10/15/29	5,000	5,038
	Noble Energy Inc.	6.000%	3/1/41	7,425	8,881
	Noble Energy Inc.	5.250%	11/15/43	9,000	10,140
	Noble Energy Inc.	5.050%	11/15/44	7,248	7,989
	Noble Energy Inc.	4.950%	8/15/47	4,000	4,441
	Noble Energy Inc.	4.200%	10/15/49	6,000	6,031
	Occidental Petroleum Corp.	4.100%	2/1/21	12,160	12,348
	Occidental Petroleum Corp.	4.850%	3/15/21	5,912	6,084
	Occidental Petroleum Corp.	2.600%	8/13/21	14,900	14,990
	Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,766

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Occidental Petroleum Corp.	2.600%	4/15/22	3,169	3,191
Occidental Petroleum Corp.	2.700%	8/15/22	9,750	9,856
Occidental Petroleum Corp.	2.700%	2/15/23	10,762	10,844
Occidental Petroleum Corp.	6.950%	7/1/24	7,250	8,501
Occidental Petroleum Corp.	2.900%	8/15/24	15,100	15,338
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,484
Occidental Petroleum Corp.	5.550%	3/15/26	20,000	22,660
Occidental Petroleum Corp.	3.400%	4/15/26	13,000	13,290
Occidental Petroleum Corp.	3.500%	8/15/29	18,350	18,711
Occidental Petroleum Corp.	7.500%	5/1/31	6,750	8,761
Occidental Petroleum Corp.	7.875%	9/15/31	1,875	2,484
Occidental Petroleum Corp.	6.450%	9/15/36	16,520	20,120
Occidental Petroleum Corp.	7.950%	6/15/39	400	549
Occidental Petroleum Corp.	4.300%	8/15/39	2,500	2,535
Occidental Petroleum Corp.	6.200%	3/15/40	7,903	9,401
Occidental Petroleum Corp.	4.500%	7/15/44	7,830	7,826
Occidental Petroleum Corp.	4.625%	6/15/45	6,400	6,545
Occidental Petroleum Corp.	6.600%	3/15/46	8,275	10,730
Occidental Petroleum Corp.	4.400%	4/15/46	14,925	15,074
Occidental Petroleum Corp.	4.100%	2/15/47	7,275	7,050
Occidental Petroleum Corp.	4.200%	3/15/48	5,500	5,442
Occidental Petroleum Corp.	4.400%	8/15/49	6,360	6,547
ONEOK Inc.	4.250%	2/1/22	5,000	5,188
ONEOK Inc.	7.500%	9/1/23	9,593	11,159
ONEOK Inc.	2.750%	9/1/24	2,000	2,010
ONEOK Inc.	4.000%	7/13/27	4,125	4,355
ONEOK Inc.	4.550%	7/15/28	9,150	10,034
ONEOK Inc.	4.350%	3/15/29	4,900	5,293
ONEOK Inc.	3.400%	9/1/29	13,025	13,171
ONEOK Inc.	6.000%	6/15/35	550	641
ONEOK Inc.	4.950%	7/13/47	12,664	13,857
ONEOK Inc.	5.200%	7/15/48	7,100	8,041
ONEOK Inc.	4.450%	9/1/49	6,450	6,622
ONEOK Partners LP	3.375%	10/1/22	16,259	16,727
ONEOK Partners LP	4.900%	3/15/25	3,000	3,295
ONEOK Partners LP	6.650%	10/1/36	8,653	10,920
ONEOK Partners LP	6.850%	10/15/37	6,725	8,630
ONEOK Partners LP	6.125%	2/1/41	750	900
ONEOK Partners LP	6.200%	9/15/43	3,200	3,856
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,405	4,252
Patterson-UTI Energy Inc.	5.150%	11/15/29	3,300	3,369
Petro-Canada	5.350%	7/15/33	2,625	3,236
Petro-Canada	5.950%	5/15/35	5,995	7,785
Petro-Canada	6.800%	5/15/38	7,815	11,134
Phillips 66	4.300%	4/1/22	14,230	14,925
Phillips 66	3.900%	3/15/28	7,250	7,880
Phillips 66	4.650%	11/15/34	1,650	1,925
Phillips 66	5.875%	5/1/42	11,007	14,864
Phillips 66	4.875%	11/15/44	17,316	20,857
Phillips 66 Partners LP	2.450%	12/15/24	1,964	1,959
Phillips 66 Partners LP	3.605%	2/15/25	4,900	5,112
Phillips 66 Partners LP	3.550%	10/1/26	4,075	4,261
Phillips 66 Partners LP	3.750%	3/1/28	2,000	2,079
Phillips 66 Partners LP	4.680%	2/15/45	4,435	4,775

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phillips 66 Partners LP	4.900%	10/1/46	4,480	5,007
Pioneer Natural Resources Co.	3.450%	1/15/21	3,900	3,944
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	9,157
Pioneer Natural Resources Co.	4.450%	1/15/26	10,010	10,980
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,160	5,275
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,940	4,043
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	6,697	6,769
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,596	2,690
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	14,960	15,346
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,715	7,182
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,250	7,696
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	7,000	6,879
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	500	588
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	4,875	4,879
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	9,245	8,425
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	9,680	9,403
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,200	1,190
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	7,950	8,443
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	14,300	15,140
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	7,185	7,598
Sabine Pass Liquefaction LLC	5.625%	2/1/21	7,140	7,340
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	13,013
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	15,344
Sabine Pass Liquefaction LLC	5.750%	5/15/24	15,825	17,653
Sabine Pass Liquefaction LLC	5.625%	3/1/25	23,075	25,931
Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,150	20,850
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,750	12,940
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,000	11,647
Schlumberger Investment SA	3.650%	12/1/23	17,338	18,256
Shell International Finance BV	1.875%	5/10/21	18,225	18,218
Shell International Finance BV	1.750%	9/12/21	10,050	10,037
Shell International Finance BV	2.375%	8/21/22	8,765	8,877
Shell International Finance BV	2.250%	1/6/23	9,405	9,480
Shell International Finance BV	3.400%	8/12/23	7,080	7,418
Shell International Finance BV	3.500%	11/13/23	7,300	7,675
Shell International Finance BV	2.000%	11/7/24	10,000	9,983
Shell International Finance BV	3.250%	5/11/25	24,400	25,782
Shell International Finance BV	2.875%	5/10/26	16,980	17,605

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shell International Finance BV	2.500%	9/12/26	10,000	10,145
Shell International Finance BV	3.875%	11/13/28	13,825	15,315
Shell International Finance BV	2.375%	11/7/29	18,000	17,818
Shell International Finance BV	4.125%	5/11/35	15,541	18,138
Shell International Finance BV	6.375%	12/15/38	16,967	24,756
Shell International Finance BV	5.500%	3/25/40	4,025	5,448
Shell International Finance BV	3.625%	8/21/42	16,500	17,625
Shell International Finance BV	4.550%	8/12/43	11,425	13,788
Shell International Finance BV	4.375%	5/11/45	22,171	26,401
Shell International Finance BV	4.000%	5/10/46	24,425	27,823
Shell International Finance BV	3.750%	9/12/46	6,150	6,726
Shell International Finance BV	3.125%	11/7/49	17,000	16,761
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	5,165	5,298
Spectra Energy Partners LP	4.750%	3/15/24	8,305	9,028
Spectra Energy Partners LP	3.500%	3/15/25	9,100	9,505
Spectra Energy Partners LP	3.375%	10/15/26	11,645	12,050
Spectra Energy Partners LP	5.950%	9/25/43	2,840	3,533
Spectra Energy Partners LP	4.500%	3/15/45	12,580	13,829
Suncor Energy Inc.	3.600%	12/1/24	861	912
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,958
Suncor Energy Inc.	5.950%	12/1/34	695	906
Suncor Energy Inc.	6.500%	6/15/38	10,220	14,189
Suncor Energy Inc.	6.850%	6/1/39	4,183	6,045
Suncor Energy Inc.	4.000%	11/15/47	12,077	13,119
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,450	4,557
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	3,025
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	6,269
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,875
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,975	5,153
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,100	8,346
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,742
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	6,675	6,622
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	11,144
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	7,225	7,701
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,450	4,806
TC PipeLines LP	3.900%	5/25/27	2,600	2,713
TechnipFMC plc	3.450%	10/1/22	4,770	4,853
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	1,017
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	265
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	4,297
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,606
Total Capital International SA	2.750%	6/19/21	22,825	23,120
Total Capital International SA	2.218%	7/12/21	7,000	7,033
Total Capital International SA	2.875%	2/17/22	11,175	11,401
Total Capital International SA	2.700%	1/25/23	11,290	11,533
Total Capital International SA	3.700%	1/15/24	17,666	18,747
Total Capital International SA	3.750%	4/10/24	1,791	1,912
Total Capital International SA	2.434%	1/10/25	8,500	8,595
Total Capital International SA	3.455%	2/19/29	11,775	12,715
Total Capital International SA	2.829%	1/10/30	14,000	14,352
Total Capital International SA	3.461%	7/12/49	8,000	8,411
Total Capital SA	4.125%	1/28/21	3,055	3,124
Total Capital SA	3.883%	10/11/28	2,600	2,899

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,105	6,133
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,795
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,971	5,555
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	11,173
TransCanada PipeLines Ltd.	4.625%	3/1/34	13,731	15,690
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,769
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,663
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,575	21,483
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,600	7,536
TransCanada PipeLines Ltd.	6.100%	6/1/40	16,280	21,129
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,400	7,420
TransCanada PipeLines Ltd.	4.875%	5/15/48	16,925	19,881
TransCanada PipeLines Ltd.	5.100%	3/15/49	8,375	10,135
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,739
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,466
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	580
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,439
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,464
Valero Energy Corp.	3.650%	3/15/25	100	106
Valero Energy Corp.	3.400%	9/15/26	15,300	16,033
Valero Energy Corp.	4.350%	6/1/28	15,768	17,306
Valero Energy Corp.	4.000%	4/1/29	8,000	8,604
Valero Energy Corp.	7.500%	4/15/32	6,981	9,692
Valero Energy Corp.	6.625%	6/15/37	12,055	15,953
Valero Energy Corp.	4.900%	3/15/45	3,900	4,502
Valero Energy Partners LP	4.375%	12/15/26	5,800	6,315
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,384
Western Midstream Operating LP	5.375%	6/1/21	6,625	6,804
Western Midstream Operating LP	3.950%	6/1/25	4,400	4,401
Western Midstream Operating LP	4.650%	7/1/26	4,350	4,464
Western Midstream Operating LP	4.500%	3/1/28	850	815
Western Midstream Operating LP	4.750%	8/15/28	2,800	2,777
Western Midstream Operating LP	5.450%	4/1/44	15,170	13,206
Western Midstream Operating LP	5.300%	3/1/48	2,825	2,425
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,626
Williams Cos. Inc.	3.600%	3/15/22	10,530	10,820
Williams Cos. Inc.	3.350%	8/15/22	6,300	6,456
Williams Cos. Inc.	3.700%	1/15/23	6,950	7,173
Williams Cos. Inc.	4.500%	11/15/23	3,650	3,896
Williams Cos. Inc.	4.300%	3/4/24	4,400	4,674
Williams Cos. Inc.	4.550%	6/24/24	12,050	12,993
Williams Cos. Inc.	3.900%	1/15/25	14,518	15,202
Williams Cos. Inc.	4.000%	9/15/25	7,275	7,701
Williams Cos. Inc.	3.750%	6/15/27	17,900	18,598
Williams Cos. Inc.	7.500%	1/15/31	550	724
Williams Cos. Inc.	6.300%	4/15/40	5,320	6,594
Williams Cos. Inc.	5.800%	11/15/43	10,825	12,892
Williams Cos. Inc.	5.400%	3/4/44	5,000	5,607
Williams Cos. Inc.	5.750%	6/24/44	5,800	6,838
Williams Cos. Inc.	4.900%	1/15/45	1,650	1,780
Williams Cos. Inc.	5.100%	9/15/45	9,688	10,771
Williams Cos. Inc.	4.850%	3/1/48	9,470	10,386

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Other Industrial (0.1%)
[4]	American University	3.672%	4/1/49	3,500	3,742
[4]	Boston University	4.061%	10/1/48	2,335	2,677
	California Institute of Technology	4.321%	8/1/45	1,025	1,223
	California Institute of Technology	4.700%	11/1/11	5,575	6,770
	California Institute of Technology	3.650%	9/1/19	2,275	2,199
	CBRE Services Inc.	5.250%	3/15/25	4,950	5,542
	CBRE Services Inc.	4.875%	3/1/26	9,533	10,657
	Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,672
	Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,055
	Cintas Corp. No. 2	3.700%	4/1/27	8,475	9,178
	Cintas Corp. No. 2	6.150%	8/15/36	259	344
	Fluor Corp.	3.500%	12/15/24	13,622	13,882
	Fluor Corp.	4.250%	9/15/28	5,465	5,514
	Georgetown University	4.315%	4/1/49	2,959	3,548
	Georgetown University	5.215%	10/1/18	2,589	3,328
	Hillenbrand Inc.	4.500%	9/15/26	3,025	3,138
[4]	Johns Hopkins University	4.083%	7/1/53	5,275	6,092
	Leland Stanford Junior University	3.647%	5/1/48	8,730	9,757
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	145	162
	Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,050
	Massachusetts Institute of Technology	5.600%	7/1/11	6,400	9,772
	Massachusetts Institute of Technology	4.678%	7/1/14	13,775	17,763
	Massachusetts Institute of Technology	3.885%	7/1/16	6,700	7,294
[4]	Northwestern University	4.643%	12/1/44	4,775	5,933
[4]	Northwestern University	3.662%	12/1/57	2,100	2,316
	President & Fellows of Harvard College	3.619%	10/1/37	2,700	2,871
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	4,682
	President & Fellows of Harvard College	3.150%	7/15/46	3,800	3,855
	President & Fellows of Harvard College	3.300%	7/15/56	300	308
	Steelcase Inc.	5.125%	1/18/29	3,700	4,172
[4]	Trustees of Boston College	3.129%	7/1/52	3,500	3,399
[4]	University of Chicago	4.003%	10/1/53	5,300	6,032
[4]	University of Notre Dame du Lac	3.438%	2/15/45	7,925	8,426
	University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,870
	University of Pennsylvania	4.674%	9/1/12	5,175	6,770
	University of Pennsylvania	3.610%	2/15/19	4,000	4,089
[4]	University of Southern California	3.028%	10/1/39	7,751	7,782
[4]	University of Southern California	3.841%	10/1/47	9,550	10,610
[4]	William Marsh Rice University	3.574%	5/15/45	20,700	22,078

	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	10,958	11,557
	Alphabet Inc.	3.625%	5/19/21	3,075	3,152
	Alphabet Inc.	1.998%	8/15/26	12,650	12,585
	Altera Corp.	4.100%	11/15/23	6,000	6,461
	Amphenol Corp.	2.800%	2/15/30	13,405	13,199
	Analog Devices Inc.	2.500%	12/5/21	6,025	6,072
	Analog Devices Inc.	2.875%	6/1/23	6,700	6,830
	Analog Devices Inc.	3.125%	12/5/23	7,475	7,711
	Analog Devices Inc.	3.500%	12/5/26	9,965	10,448
	Analog Devices Inc.	5.300%	12/15/45	100	122
	Apple Inc.	2.000%	11/13/20	8,875	8,897
	Apple Inc.	2.250%	2/23/21	37,645	37,832

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Apple Inc.	2.850%	5/6/21	31,010	31,484
Apple Inc.	1.550%	8/4/21	100	100
Apple Inc.	2.150%	2/9/22	11,115	11,209
Apple Inc.	2.500%	2/9/22	12,935	13,128
Apple Inc.	2.300%	5/11/22	13,450	13,616
Apple Inc.	2.700%	5/13/22	16,055	16,397
Apple Inc.	2.400%	1/13/23	8,371	8,493
Apple Inc.	2.850%	2/23/23	19,392	19,912
Apple Inc.	2.400%	5/3/23	39,823	40,470
Apple Inc.	3.000%	2/9/24	15,735	16,285
Apple Inc.	2.850%	5/11/24	37,641	38,899
Apple Inc.	1.800%	9/11/24	3,000	2,973
Apple Inc.	2.750%	1/13/25	20,273	20,924
Apple Inc.	2.500%	2/9/25	17,788	18,132
Apple Inc.	3.200%	5/13/25	9,694	10,233
Apple Inc.	3.250%	2/23/26	36,175	38,260
Apple Inc.	2.450%	8/4/26	22,100	22,404
Apple Inc.	2.050%	9/11/26	8,000	7,912
Apple Inc.	3.350%	2/9/27	21,601	22,985
Apple Inc.	3.200%	5/11/27	26,000	27,386
Apple Inc.	2.900%	9/12/27	25,470	26,482
Apple Inc.	2.200%	9/11/29	34,900	34,231
Apple Inc.	4.500%	2/23/36	11,875	14,399
Apple Inc.	3.850%	5/4/43	22,248	24,852
Apple Inc.	4.450%	5/6/44	8,400	10,267
Apple Inc.	3.450%	2/9/45	6,300	6,615
Apple Inc.	4.375%	5/13/45	23,135	27,849
Apple Inc.	4.650%	2/23/46	37,850	47,269
Apple Inc.	3.850%	8/4/46	19,600	21,997
Apple Inc.	4.250%	2/9/47	7,300	8,658
Apple Inc.	3.750%	9/12/47	10,324	11,384
Apple Inc.	3.750%	11/13/47	10,000	11,084
Apple Inc.	2.950%	9/11/49	28,360	27,560
Applied Materials Inc.	4.300%	6/15/21	5,100	5,273
Applied Materials Inc.	3.900%	10/1/25	13,905	15,137
Applied Materials Inc.	3.300%	4/1/27	9,200	9,761
Applied Materials Inc.	5.100%	10/1/35	4,875	6,144
Applied Materials Inc.	5.850%	6/15/41	5,905	8,053
Applied Materials Inc.	4.350%	4/1/47	6,300	7,600
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,558
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,509
Arrow Electronics Inc.	3.250%	9/8/24	7,315	7,505
Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,179
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,615
Autodesk Inc.	3.600%	12/15/22	825	852
Autodesk Inc.	4.375%	6/15/25	2,600	2,830
Autodesk Inc.	3.500%	6/15/27	4,450	4,656
Avnet Inc.	3.750%	12/1/21	2,025	2,069
Avnet Inc.	4.875%	12/1/22	3,845	4,073
Avnet Inc.	4.625%	4/15/26	4,625	4,901
Baidu Inc.	2.875%	7/6/22	14,875	15,010
Baidu Inc.	3.500%	11/28/22	7,325	7,529
Baidu Inc.	3.875%	9/29/23	8,400	8,759
Baidu Inc.	4.375%	5/14/24	7,300	7,778

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Baidu Inc.	4.125%	6/30/25	100	106
	Baidu Inc.	3.625%	7/6/27	5,375	5,541
	Baidu Inc.	4.375%	3/29/28	4,025	4,362
	Baidu Inc.	4.875%	11/14/28	3,900	4,386
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	6,150	6,142
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	29,625	30,091
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	11,425	11,481
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	22,790	23,596
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	16,100	16,290
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	57,957	60,114
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	8,100	8,180
[7]	Broadcom Inc.	3.125%	4/15/21	17,200	17,404
[7]	Broadcom Inc.	3.125%	10/15/22	12,900	13,124
[7]	Broadcom Inc.	3.625%	10/15/24	25,520	26,447
[7]	Broadcom Inc.	4.250%	4/15/26	22,000	23,354
[7]	Broadcom Inc.	4.750%	4/15/29	35,480	38,734
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,837
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	4,192
	Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,498
	Cisco Systems Inc.	2.200%	2/28/21	27,400	27,517
	Cisco Systems Inc.	1.850%	9/20/21	6,275	6,281
	Cisco Systems Inc.	2.600%	2/28/23	5,250	5,364
	Cisco Systems Inc.	2.200%	9/20/23	5,000	5,044
	Cisco Systems Inc.	3.625%	3/4/24	8,482	9,063
	Cisco Systems Inc.	2.950%	2/28/26	12,290	12,901
	Cisco Systems Inc.	2.500%	9/20/26	3,225	3,288
	Cisco Systems Inc.	5.900%	2/15/39	12,100	16,962
	Cisco Systems Inc.	5.500%	1/15/40	21,242	28,927
	Citrix Systems Inc.	4.500%	12/1/27	5,000	5,400
	Corning Inc.	2.900%	5/15/22	4,675	4,770
	Corning Inc.	4.700%	3/15/37	4,475	4,928
	Corning Inc.	5.750%	8/15/40	7,460	9,291
	Corning Inc.	4.750%	3/15/42	4,000	4,512
	Corning Inc.	4.375%	11/15/57	6,250	6,293
	Corning Inc.	5.450%	11/15/79	5,000	5,480
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	33,259
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,231
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	67,417	77,592
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	11,002
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	10,200	11,469
[7]	Dell International LLC / EMC Corp.	8.100%	7/15/36	14,450	18,951
[7]	Dell International LLC / EMC Corp.	8.350%	7/15/46	18,236	24,992
[7]	Dell International LLC / EMC Corp.	4.420%	6/15/21	36,350	37,361
	DXC Technology Co.	4.250%	4/15/24	14,375	15,211
	DXC Technology Co.	4.750%	4/15/27	2,170	2,337
	Equifax Inc.	2.300%	6/1/21	9,550	9,578
	Equifax Inc.	3.600%	8/15/21	1,300	1,328

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Equifax Inc.	3.950%	6/15/23	2,000	2,103
Equifax Inc.	2.600%	12/1/24	2,200	2,210
Equinix Inc.	2.625%	11/18/24	8,750	8,784
Equinix Inc.	2.900%	11/18/26	10,000	10,012
Equinix Inc.	3.200%	11/18/29	11,000	11,033
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,818
Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	2,993
Fidelity National Information Services Inc.	3.000%	8/15/26	11,005	11,363
Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	10,917
Fiserv Inc.	3.800%	10/1/23	13,483	14,213
Fiserv Inc.	2.750%	7/1/24	18,000	18,310
Fiserv Inc.	3.850%	6/1/25	10,994	11,696
Fiserv Inc.	3.200%	7/1/26	13,000	13,459
Fiserv Inc.	4.200%	10/1/28	5,000	5,512
Fiserv Inc.	3.500%	7/1/29	34,932	36,724
Fiserv Inc.	4.400%	7/1/49	23,075	26,162
Flex Ltd.	5.000%	2/15/23	2,730	2,912
Flex Ltd.	4.750%	6/15/25	75	81
Flex Ltd.	4.875%	6/15/29	6,500	7,056
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,511
Global Payments Inc.	2.650%	2/15/25	14,475	14,548
Global Payments Inc.	3.200%	8/15/29	10,975	11,171
Global Payments Inc.	4.150%	8/15/49	6,775	7,232
Hewlett Packard Enterprise Co.	3.600%	10/15/20	44,344	44,826
Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	266
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,850	18,840
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	1,999
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,195	24,603
Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,192	8,609
Hewlett Packard Enterprise Co.	6.350%	10/15/45	13,300	16,027
HP Inc.	3.750%	12/1/20	1,984	2,015
HP Inc.	6.000%	9/15/41	7,820	8,621
IBM Credit LLC	3.450%	11/30/20	4,375	4,442
IBM Credit LLC	2.200%	9/8/22	6,500	6,545
IBM Credit LLC	3.000%	2/6/23	6,875	7,071
Intel Corp.	1.700%	5/19/21	10,225	10,206
Intel Corp.	3.300%	10/1/21	12,600	12,924
Intel Corp.	3.100%	7/29/22	6,100	6,293
Intel Corp.	2.700%	12/15/22	18,407	18,854
Intel Corp.	2.875%	5/11/24	26,646	27,636
Intel Corp.	3.700%	7/29/25	28,275	30,547
Intel Corp.	2.600%	5/19/26	10,890	11,136
Intel Corp.	2.450%	11/15/29	10,000	9,942
Intel Corp.	4.000%	12/15/32	9,370	10,851
Intel Corp.	4.800%	10/1/41	7,072	8,751
Intel Corp.	4.100%	5/19/46	11,225	12,904
Intel Corp.	4.100%	5/11/47	8,100	9,279
Intel Corp.	3.734%	12/8/47	28,050	30,652
Intel Corp.	3.250%	11/15/49	12,300	12,317
International Business Machines Corp.	2.250%	2/19/21	175	176
International Business Machines Corp.	2.800%	5/13/21	13,000	13,171
International Business Machines Corp.	2.900%	11/1/21	5,000	5,092
International Business Machines Corp.	2.500%	1/27/22	6,575	6,653
International Business Machines Corp.	2.850%	5/13/22	24,350	24,876

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
International Business Machines Corp.	1.875%	8/1/22	11,160	11,163
International Business Machines Corp.	2.875%	11/9/22	33,085	33,930
International Business Machines Corp.	3.375%	8/1/23	18,075	18,906
International Business Machines Corp.	3.625%	2/12/24	21,085	22,312
International Business Machines Corp.	3.000%	5/15/24	27,200	28,164
International Business Machines Corp.	7.000%	10/30/25	2,850	3,556
International Business Machines Corp.	3.450%	2/19/26	15,464	16,453
International Business Machines Corp.	3.300%	5/15/26	27,800	29,286
International Business Machines Corp.	6.220%	8/1/27	1,975	2,460
International Business Machines Corp.	6.500%	1/15/28	50	63
International Business Machines Corp.	3.500%	5/15/29	30,800	33,057
International Business Machines Corp.	5.875%	11/29/32	5,075	6,698
International Business Machines Corp.	4.150%	5/15/39	21,200	23,810
International Business Machines Corp.	5.600%	11/30/39	7,423	9,668
International Business Machines Corp.	4.000%	6/20/42	17,500	19,291
International Business Machines Corp.	4.250%	5/15/49	34,606	39,356
Jabil Inc.	5.625%	12/15/20	1,375	1,415
Jabil Inc.	4.700%	9/15/22	1,500	1,588
Jabil Inc.	3.950%	1/12/28	4,000	4,104
Juniper Networks Inc.	4.350%	6/15/25	6,020	6,406
Juniper Networks Inc.	3.750%	8/15/29	5,000	5,201
Juniper Networks Inc.	5.950%	3/15/41	3,605	4,056
Keysight Technologies Inc.	4.550%	10/30/24	9,145	9,935
Keysight Technologies Inc.	4.600%	4/6/27	9,400	10,420
Keysight Technologies Inc.	3.000%	10/30/29	750	752
KLA Corp.	4.125%	11/1/21	9,250	9,561
KLA Corp.	4.650%	11/1/24	11,975	13,125
KLA Corp.	4.100%	3/15/29	13,000	14,233
KLA Corp.	5.000%	3/15/49	4,325	5,290
Lam Research Corp.	2.800%	6/15/21	7,400	7,481
Lam Research Corp.	3.800%	3/15/25	4,901	5,213
Lam Research Corp.	3.750%	3/15/26	11,500	12,317
Lam Research Corp.	4.000%	3/15/29	8,675	9,535
Lam Research Corp.	4.875%	3/15/49	11,700	14,594
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,198
Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	4,143
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,386
Maxim Integrated Products Inc.	3.450%	6/15/27	4,325	4,456
Microchip Technology Inc.	3.922%	6/1/21	10,000	10,217
Microchip Technology Inc.	4.333%	6/1/23	5,000	5,283
Micron Technology Inc.	4.640%	2/6/24	3,000	3,244
Micron Technology Inc.	4.975%	2/6/26	4,175	4,624
Micron Technology Inc.	4.185%	2/15/27	8,000	8,540
Micron Technology Inc.	5.327%	2/6/29	5,950	6,790
Micron Technology Inc.	4.663%	2/15/30	3,500	3,850
Microsoft Corp.	2.000%	11/3/20	7,850	7,866
Microsoft Corp.	4.000%	2/8/21	3,725	3,820
Microsoft Corp.	1.550%	8/8/21	16,250	16,218
Microsoft Corp.	2.400%	2/6/22	29,359	29,776
Microsoft Corp.	2.375%	2/12/22	12,700	12,872
Microsoft Corp.	2.650%	11/3/22	25,986	26,595
Microsoft Corp.	2.375%	5/1/23	1,225	1,246
Microsoft Corp.	2.000%	8/8/23	18,050	18,150
Microsoft Corp.	2.875%	2/6/24	28,780	29,840

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Microsoft Corp.	2.700%	2/12/25	6,425	6,641
	Microsoft Corp.	3.125%	11/3/25	25,450	26,899
	Microsoft Corp.	2.400%	8/8/26	54,407	54,953
	Microsoft Corp.	3.300%	2/6/27	28,717	30,654
	Microsoft Corp.	3.500%	2/12/35	17,825	19,607
	Microsoft Corp.	4.200%	11/3/35	13,335	15,729
	Microsoft Corp.	3.450%	8/8/36	34,963	38,224
	Microsoft Corp.	4.100%	2/6/37	26,931	31,725
	Microsoft Corp.	4.500%	10/1/40	16,426	20,350
	Microsoft Corp.	3.500%	11/15/42	12,195	13,242
	Microsoft Corp.	3.750%	5/1/43	3,840	4,243
	Microsoft Corp.	4.875%	12/15/43	12,950	16,894
	Microsoft Corp.	3.750%	2/12/45	21,295	24,166
	Microsoft Corp.	4.450%	11/3/45	25,800	32,138
	Microsoft Corp.	3.700%	8/8/46	47,675	53,797
	Microsoft Corp.	4.250%	2/6/47	23,550	28,741
	Microsoft Corp.	4.000%	2/12/55	28,317	33,468
	Microsoft Corp.	3.950%	8/8/56	18,949	22,413
	Microsoft Corp.	4.500%	2/6/57	14,000	18,121
	Motorola Solutions Inc.	3.750%	5/15/22	3,611	3,729
	Motorola Solutions Inc.	3.500%	3/1/23	7,715	7,954
	Motorola Solutions Inc.	4.000%	9/1/24	9,894	10,465
	Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,490
	Motorola Solutions Inc.	4.600%	5/23/29	7,000	7,686
	Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,287
	NetApp Inc.	3.375%	6/15/21	4,350	4,417
	NetApp Inc.	3.300%	9/29/24	4,475	4,627
	NVIDIA Corp.	2.200%	9/16/21	8,550	8,585
	NVIDIA Corp.	3.200%	9/16/26	8,080	8,448
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	10,048
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	10,506	11,793
[7]	NXP BV / NXP Funding LLC	5.550%	12/1/28	7,300	8,532
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	2,115
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,000	19,440
	Oracle Corp.	2.800%	7/8/21	12,635	12,816
	Oracle Corp.	1.900%	9/15/21	53,473	53,540
	Oracle Corp.	2.500%	5/15/22	9,350	9,483
	Oracle Corp.	2.500%	10/15/22	22,810	23,188
	Oracle Corp.	2.625%	2/15/23	8,000	8,155
	Oracle Corp.	2.400%	9/15/23	15,575	15,825
	Oracle Corp.	3.400%	7/8/24	17,000	17,934
	Oracle Corp.	2.950%	11/15/24	32,430	33,621
	Oracle Corp.	2.950%	5/15/25	21,357	22,198
	Oracle Corp.	2.650%	7/15/26	42,460	43,343
	Oracle Corp.	3.250%	11/15/27	5,000	5,286
	Oracle Corp.	3.250%	5/15/30	3,572	3,790
	Oracle Corp.	4.300%	7/8/34	16,640	19,428
	Oracle Corp.	3.900%	5/15/35	2,900	3,226
	Oracle Corp.	3.850%	7/15/36	24,625	26,954
	Oracle Corp.	3.800%	11/15/37	10,000	10,890
	Oracle Corp.	6.125%	7/8/39	5,000	6,989
	Oracle Corp.	5.375%	7/15/40	24,102	31,235
	Oracle Corp.	4.500%	7/8/44	13,000	15,331
	Oracle Corp.	4.125%	5/15/45	20,075	22,560

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oracle Corp.	4.000%	7/15/46	25,911	28,736
Oracle Corp.	4.000%	11/15/47	21,765	24,306
Oracle Corp.	4.375%	5/15/55	9,550	11,292
PayPal Holdings Inc.	2.200%	9/26/22	9,000	9,051
PayPal Holdings Inc.	2.400%	10/1/24	11,500	11,612
PayPal Holdings Inc.	2.650%	10/1/26	12,800	12,969
PayPal Holdings Inc.	2.850%	10/1/29	18,160	18,197
QUALCOMM Inc.	3.000%	5/20/22	17,225	17,642
QUALCOMM Inc.	2.600%	1/30/23	13,025	13,253
QUALCOMM Inc.	2.900%	5/20/24	29,415	30,309
QUALCOMM Inc.	3.450%	5/20/25	11,400	12,017
QUALCOMM Inc.	3.250%	5/20/27	12,500	13,087
QUALCOMM Inc.	4.650%	5/20/35	9,700	11,477
QUALCOMM Inc.	4.800%	5/20/45	12,000	14,670
QUALCOMM Inc.	4.300%	5/20/47	13,491	15,476
salesforce.com Inc.	3.250%	4/11/23	8,625	8,955
salesforce.com Inc.	3.700%	4/11/28	12,050	13,212
Seagate HDD Cayman	4.250%	3/1/22	3,103	3,204
Seagate HDD Cayman	4.750%	6/1/23	1,688	1,787
Seagate HDD Cayman	4.875%	3/1/24	7,350	7,819
Seagate HDD Cayman	4.750%	1/1/25	4,934	5,236
Seagate HDD Cayman	4.875%	6/1/27	4,600	4,876
Seagate HDD Cayman	5.750%	12/1/34	3,825	4,026
Tech Data Corp.	3.700%	2/15/22	4,350	4,439
Tech Data Corp.	4.950%	2/15/27	3,900	4,015
Texas Instruments Inc.	2.750%	3/12/21	4,000	4,044
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,405
Texas Instruments Inc.	2.625%	5/15/24	4,222	4,326
Texas Instruments Inc.	2.900%	11/3/27	4,425	4,621
Texas Instruments Inc.	2.250%	9/4/29	7,500	7,385
Texas Instruments Inc.	3.875%	3/15/39	7,000	7,869
Texas Instruments Inc.	4.150%	5/15/48	12,640	14,936
Total System Services Inc.	3.800%	4/1/21	6,530	6,652
Total System Services Inc.	3.750%	6/1/23	5,450	5,688
Total System Services Inc.	4.000%	6/1/23	4,595	4,836
Total System Services Inc.	4.800%	4/1/26	6,500	7,223
Total System Services Inc.	4.450%	6/1/28	2,000	2,178
Trimble Inc.	4.150%	6/15/23	1,025	1,081
Trimble Inc.	4.750%	12/1/24	3,826	4,145
Trimble Inc.	4.900%	6/15/28	4,000	4,361
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,854
Tyco Electronics Group SA	3.500%	2/3/22	3,900	4,013
Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,485
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,270
Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,024
Tyco Electronics Group SA	7.125%	10/1/37	7,145	10,499
Verisk Analytics Inc.	5.800%	5/1/21	4,410	4,617
Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,886
Verisk Analytics Inc.	4.000%	6/15/25	4,950	5,323
Verisk Analytics Inc.	4.125%	3/15/29	7,090	7,736
Verisk Analytics Inc.	5.500%	6/15/45	3,500	4,312
VMware Inc.	2.950%	8/21/22	22,375	22,789
VMware Inc.	3.900%	8/21/27	13,225	13,795
Xilinx Inc.	3.000%	3/15/21	9,450	9,558
Xilinx Inc.	2.950%	6/1/24	6,483	6,654

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Transportation (0.7%)
[4]	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	2,876	2,948
[4]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	676	711
[4]	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	3,054	3,194
[4]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	1,508	1,575
[4]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	5,229	5,362
[4]	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,016	1,028
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	876	919
[4]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,799	1,900
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,699	2,830
[4]	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,696	3,813
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,580	4,719
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	1,940	1,989
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	6,112	6,217
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,454	2,570
[4]	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,180	1,241
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	5,053	5,150
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	2,000	2,030
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,598
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,048
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,525
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,361
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,390
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,387
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,943
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,798
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	200	215
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,550	14,474
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,281
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	14,075	19,008
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	4,425	5,496
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	5,187
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,502
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	5,604	6,473
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	11,138
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,840	12,617
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,200	7,903

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,132
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,305	3,940
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	6,654
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,847
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	9,522
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	14,857
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	6,665
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	6,928
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	8,685	9,006
	Canadian National Railway Co.	2.850%	12/15/21	13,385	13,568
	Canadian National Railway Co.	2.950%	11/21/24	1,319	1,353
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,837
	Canadian National Railway Co.	6.900%	7/15/28	300	397
	Canadian National Railway Co.	6.250%	8/1/34	370	511
	Canadian National Railway Co.	6.200%	6/1/36	5,425	7,491
	Canadian National Railway Co.	6.375%	11/15/37	145	207
	Canadian National Railway Co.	3.200%	8/2/46	4,850	4,929
	Canadian National Railway Co.	3.650%	2/3/48	7,560	8,248
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,446
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,911
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,761
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,031	2,816
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	125
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	14,717
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	125
	Canadian Pacific Railway Co.	6.125%	9/15/15	4,706	6,855
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,558
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,247	2,295
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,297	5,539
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	962	1,014
	CSX Corp.	4.250%	6/1/21	7,340	7,527
	CSX Corp.	3.700%	11/1/23	2,800	2,959
	CSX Corp.	3.350%	11/1/25	3,650	3,862
	CSX Corp.	2.600%	11/1/26	3,400	3,450
	CSX Corp.	3.250%	6/1/27	12,250	12,849
	CSX Corp.	3.800%	3/1/28	13,350	14,522
	CSX Corp.	4.250%	3/15/29	12,000	13,473
	CSX Corp.	2.400%	2/15/30	8,500	8,298
	CSX Corp.	6.000%	10/1/36	150	195
	CSX Corp.	6.150%	5/1/37	4,500	5,960
	CSX Corp.	6.220%	4/30/40	7,279	9,874
	CSX Corp.	5.500%	4/15/41	4,900	6,152
	CSX Corp.	4.750%	5/30/42	2,290	2,681
	CSX Corp.	4.100%	3/15/44	4,625	5,020
	CSX Corp.	3.800%	11/1/46	2,550	2,643
	CSX Corp.	4.300%	3/1/48	9,975	11,212
	CSX Corp.	4.750%	11/15/48	3,000	3,626
	CSX Corp.	4.500%	3/15/49	8,450	9,791
	CSX Corp.	3.350%	9/15/49	10,000	9,839
	CSX Corp.	3.950%	5/1/50	10,930	11,793
	CSX Corp.	4.500%	8/1/54	235	269

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CSX Corp.	4.250%	11/1/66	5,875	6,279
	CSX Corp.	4.650%	3/1/68	5,720	6,521
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	5,261	5,729
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	868	916
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	4,000	4,155
	Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,416
	Delta Air Lines Inc.	3.400%	4/19/21	4,945	5,004
	Delta Air Lines Inc.	3.625%	3/15/22	6,900	7,068
	Delta Air Lines Inc.	3.800%	4/19/23	7,275	7,546
	Delta Air Lines Inc.	2.900%	10/28/24	7,000	7,017
	Delta Air Lines Inc.	4.375%	4/19/28	6,100	6,397
	Delta Air Lines Inc.	3.750%	10/28/29	2,990	2,977
	FedEx Corp.	2.625%	8/1/22	4,083	4,142
	FedEx Corp.	4.000%	1/15/24	3,250	3,474
	FedEx Corp.	3.200%	2/1/25	3,350	3,471
	FedEx Corp.	3.250%	4/1/26	3,637	3,770
	FedEx Corp.	3.300%	3/15/27	3,550	3,647
	FedEx Corp.	3.400%	2/15/28	10,000	10,161
	FedEx Corp.	4.900%	1/15/34	1,700	1,922
	FedEx Corp.	3.900%	2/1/35	4,100	4,140
	FedEx Corp.	3.875%	8/1/42	275	264
	FedEx Corp.	4.100%	4/15/43	2,275	2,224
	FedEx Corp.	5.100%	1/15/44	7,502	8,210
	FedEx Corp.	4.750%	11/15/45	11,725	12,342
	FedEx Corp.	4.550%	4/1/46	9,610	9,821
	FedEx Corp.	4.400%	1/15/47	8,400	8,442
	FedEx Corp.	4.050%	2/15/48	17,800	17,083
	FedEx Corp.	4.950%	10/17/48	6,400	6,955
	FedEx Corp.	4.500%	2/1/65	785	707
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,172
	JB Hunt Transport Services Inc.	3.875%	3/1/26	5,500	5,874
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	10,000	10,077
	Kansas City Southern	3.000%	5/15/23	13,874	14,176
	Kansas City Southern	2.875%	11/15/29	4,000	3,984
	Kansas City Southern	4.300%	5/15/43	4,140	4,502
	Kansas City Southern	4.950%	8/15/45	10,525	12,340
	Kansas City Southern	4.700%	5/1/48	6,500	7,516
	Kirby Corp.	4.200%	3/1/28	14,217	14,986
[4]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,557	2,637
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,088
	Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,293
	Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,249
	Norfolk Southern Corp.	3.850%	1/15/24	4,420	4,683
	Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,493
	Norfolk Southern Corp.	2.900%	6/15/26	250	257
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,766
	Norfolk Southern Corp.	3.150%	6/1/27	6,000	6,249
	Norfolk Southern Corp.	3.800%	8/1/28	7,630	8,372
	Norfolk Southern Corp.	2.550%	11/1/29	1,840	1,827
	Norfolk Southern Corp.	7.050%	5/1/37	800	1,119
	Norfolk Southern Corp.	4.837%	10/1/41	11,598	13,728

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,251
	Norfolk Southern Corp.	4.450%	6/15/45	5,320	6,097
	Norfolk Southern Corp.	4.650%	1/15/46	4,400	5,181
	Norfolk Southern Corp.	3.942%	11/1/47	2,623	2,810
	Norfolk Southern Corp.	4.150%	2/28/48	2,625	2,962
	Norfolk Southern Corp.	4.100%	5/15/49	3,550	3,901
	Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,483
	Norfolk Southern Corp.	4.050%	8/15/52	12,849	14,097
	Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,995
	Norfolk Southern Corp.	5.100%	8/1/18	6,975	8,206
	Ryder System Inc.	3.500%	6/1/21	5,000	5,096
	Ryder System Inc.	2.250%	9/1/21	350	350
	Ryder System Inc.	2.875%	6/1/22	2,500	2,544
	Ryder System Inc.	3.400%	3/1/23	5,400	5,566
	Ryder System Inc.	3.750%	6/9/23	12,000	12,523
	Ryder System Inc.	3.650%	3/18/24	7,775	8,162
	Ryder System Inc.	2.500%	9/1/24	3,475	3,489
	Ryder System Inc.	2.900%	12/1/26	2,000	2,012
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,014
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,550
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,774
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,833	1,929
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,989	2,072
	Union Pacific Corp.	4.000%	2/1/21	4,325	4,398
	Union Pacific Corp.	3.200%	6/8/21	5,350	5,441
	Union Pacific Corp.	2.950%	3/1/22	2,700	2,758
	Union Pacific Corp.	4.163%	7/15/22	9,996	10,503
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,371
	Union Pacific Corp.	3.500%	6/8/23	10,025	10,490
	Union Pacific Corp.	3.646%	2/15/24	6,303	6,634
	Union Pacific Corp.	3.150%	3/1/24	4,300	4,466
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,378
	Union Pacific Corp.	3.750%	7/15/25	5,950	6,372
	Union Pacific Corp.	3.250%	8/15/25	4,200	4,421
	Union Pacific Corp.	2.750%	3/1/26	6,929	7,076
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,371
	Union Pacific Corp.	3.950%	9/10/28	12,310	13,566
	Union Pacific Corp.	3.700%	3/1/29	8,275	9,010
	Union Pacific Corp.	3.375%	2/1/35	4,400	4,536
	Union Pacific Corp.	3.600%	9/15/37	8,815	9,185
	Union Pacific Corp.	4.375%	9/10/38	4,500	5,133
	Union Pacific Corp.	4.300%	6/15/42	600	668
	Union Pacific Corp.	4.250%	4/15/43	525	582
	Union Pacific Corp.	4.150%	1/15/45	350	384
	Union Pacific Corp.	4.050%	11/15/45	7,225	7,798
	Union Pacific Corp.	4.050%	3/1/46	3,320	3,615
	Union Pacific Corp.	3.350%	8/15/46	6,900	6,740
	Union Pacific Corp.	4.300%	3/1/49	6,500	7,436
	Union Pacific Corp.	3.799%	10/1/51	16,224	17,207
	Union Pacific Corp.	3.875%	2/1/55	6,335	6,629
	Union Pacific Corp.	3.950%	8/15/59	1,800	1,885
[7]	Union Pacific Corp.	3.839%	3/20/60	21,427	21,436

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Union Pacific Corp.	4.375%	11/15/65	10,960	12,018
	Union Pacific Corp.	4.100%	9/15/67	6,045	6,227
[4]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	340	398
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,976	2,117
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,187	4,427
[4]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	2,011	2,113
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	1,750	1,790
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,468	3,577
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,236	2,295
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	21,132	21,584
[4]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	1,140	1,153
[4]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	3,953	4,003
[4]	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	311	321
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	6,000	6,476
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	4,500	4,497
	United Parcel Service Inc.	3.125%	1/15/21	7,400	7,495
	United Parcel Service Inc.	2.050%	4/1/21	11,900	11,930
	United Parcel Service Inc.	2.350%	5/16/22	6,000	6,067
	United Parcel Service Inc.	2.450%	10/1/22	14,776	15,006
	United Parcel Service Inc.	2.500%	4/1/23	13,975	14,195
	United Parcel Service Inc.	2.800%	11/15/24	14,050	14,489
	United Parcel Service Inc.	2.400%	11/15/26	10,550	10,638
	United Parcel Service Inc.	3.050%	11/15/27	9,000	9,448
	United Parcel Service Inc.	3.400%	3/15/29	5,050	5,407
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,439
	United Parcel Service Inc.	6.200%	1/15/38	9,675	13,576
	United Parcel Service Inc.	4.875%	11/15/40	3,825	4,647
	United Parcel Service Inc.	3.625%	10/1/42	2,400	2,481
	United Parcel Service Inc.	3.400%	11/15/46	2,825	2,823
	United Parcel Service Inc.	3.750%	11/15/47	9,105	9,763
	United Parcel Service Inc.	4.250%	3/15/49	7,345	8,495
	United Parcel Service of America Inc.	8.375%	4/1/30	500	705
					31,677,172
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	2,400	2,417
	AEP Texas Inc.	3.950%	6/1/28	4,275	4,655
	AEP Texas Inc.	3.800%	10/1/47	3,000	3,138
	AEP Texas Inc.	3.450%	1/15/50	6,635	6,629
	AEP Transmission Co. LLC	4.000%	12/1/46	3,721	4,106
	AEP Transmission Co. LLC	3.750%	12/1/47	12,250	13,127

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AEP Transmission Co. LLC	4.250%	9/15/48	4,350	4,988
AEP Transmission Co. LLC	3.800%	6/15/49	2,925	3,131
AEP Transmission Co. LLC	3.150%	9/15/49	2,985	2,891
Alabama Power Co.	2.450%	3/30/22	6,500	6,581
Alabama Power Co.	3.550%	12/1/23	8,800	9,270
Alabama Power Co.	6.125%	5/15/38	900	1,214
Alabama Power Co.	6.000%	3/1/39	2,290	3,176
Alabama Power Co.	3.850%	12/1/42	1,850	1,967
Alabama Power Co.	4.150%	8/15/44	4,900	5,444
Alabama Power Co.	3.750%	3/1/45	6,115	6,413
Alabama Power Co.	4.300%	1/2/46	9,950	11,324
Alabama Power Co.	3.700%	12/1/47	4,475	4,688
Alabama Power Co.	4.300%	7/15/48	5,425	6,250
Alabama Power Co.	3.450%	10/1/49	3,000	3,070
Ameren Corp.	3.650%	2/15/26	2,775	2,901
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,225
Ameren Illinois Co.	3.250%	3/1/25	2,020	2,112
Ameren Illinois Co.	3.800%	5/15/28	4,850	5,285
Ameren Illinois Co.	4.150%	3/15/46	775	881
Ameren Illinois Co.	3.700%	12/1/47	7,675	8,132
Ameren Illinois Co.	4.500%	3/15/49	4,000	4,912
Ameren Illinois Co.	3.250%	3/15/50	3,155	3,186
American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,092
American Electric Power Co. Inc.	3.200%	11/13/27	4,350	4,456
American Electric Power Co. Inc.	4.300%	12/1/28	5,000	5,541
Appalachian Power Co.	4.600%	3/30/21	13,750	14,112
Appalachian Power Co.	7.000%	4/1/38	1,880	2,633
Appalachian Power Co.	4.400%	5/15/44	6,295	7,076
Appalachian Power Co.	4.450%	6/1/45	2,100	2,402
Appalachian Power Co.	4.500%	3/1/49	8,420	9,765
Arizona Public Service Co.	3.150%	5/15/25	2,265	2,348
Arizona Public Service Co.	2.950%	9/15/27	5,300	5,425
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,608
Arizona Public Service Co.	4.350%	11/15/45	1,600	1,814
Arizona Public Service Co.	3.750%	5/15/46	7,350	7,643
Arizona Public Service Co.	4.200%	8/15/48	2,000	2,223
Arizona Public Service Co.	4.250%	3/1/49	3,000	3,386
Arizona Public Service Co.	3.500%	12/1/49	2,760	2,766
Avangrid Inc.	3.150%	12/1/24	5,495	5,664
Avangrid Inc.	3.800%	6/1/29	9,400	9,942
Avista Corp.	4.350%	6/1/48	3,200	3,619
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,953
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,267
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,626
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	2,137
Baltimore Gas & Electric Co.	3.500%	8/15/46	4,000	4,084
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,479
Baltimore Gas & Electric Co.	4.250%	9/15/48	4,450	5,151
Baltimore Gas & Electric Co.	3.200%	9/15/49	3,420	3,346
Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,994
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,725	6,858
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,558
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,411
Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	809

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berkshire Hathaway Energy Co.	6.125%	4/1/36	12,525	17,238
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	4,447
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	9,774
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,275	9,141
Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,175	7,268
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,360	3,561
Berkshire Hathaway Energy Co.	4.450%	1/15/49	6,975	8,175
Black Hills Corp.	4.250%	11/30/23	2,140	2,270
Black Hills Corp.	3.950%	1/15/26	4,300	4,531
Black Hills Corp.	3.150%	1/15/27	3,375	3,403
Black Hills Corp.	3.050%	10/15/29	2,905	2,903
Black Hills Corp.	4.350%	5/1/33	4,745	5,198
Black Hills Corp.	4.200%	9/15/46	3,200	3,329
Black Hills Corp.	3.875%	10/15/49	1,865	1,864
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,800
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	703
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,754
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	2,037
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	5,104
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	532
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,187
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,572
CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,457
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,587
CenterPoint Energy Inc.	3.850%	2/1/24	11,850	12,440
CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,502
CenterPoint Energy Inc.	4.250%	11/1/28	3,700	3,982
CenterPoint Energy Inc.	2.950%	3/1/30	2,980	2,930
CenterPoint Energy Inc.	3.700%	9/1/49	2,075	2,044
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	6,299
Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,296
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,595
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	4,082
CMS Energy Corp.	5.050%	3/15/22	50	53
CMS Energy Corp.	3.000%	5/15/26	6,550	6,656
CMS Energy Corp.	3.450%	8/15/27	2,975	3,105
CMS Energy Corp.	4.875%	3/1/44	6,955	8,279
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,148
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,646
Commonwealth Edison Co.	2.950%	8/15/27	3,000	3,083
Commonwealth Edison Co.	3.700%	8/15/28	11,073	12,014
Commonwealth Edison Co.	5.900%	3/15/36	3,895	5,159
Commonwealth Edison Co.	6.450%	1/15/38	3,770	5,356
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,773
Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,970
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,942
Commonwealth Edison Co.	4.350%	11/15/45	2,925	3,396
Commonwealth Edison Co.	3.650%	6/15/46	8,525	8,942
Commonwealth Edison Co.	3.750%	8/15/47	4,800	5,181
Commonwealth Edison Co.	4.000%	3/1/49	5,900	6,635
Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,469
Connecticut Light & Power Co.	2.500%	1/15/23	10,748	10,879
Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,455

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Connecticut Light & Power Co.	4.300%	4/15/44	5,130	6,022
	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	3,061
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,573
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,297
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,100	2,575
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	12,601
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,221
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	740	1,018
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	750
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,525	5,861
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	7,149
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	131
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,996
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	17,408
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	3,770
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	8,046
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	10,816
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	6,000	6,783
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	8,358
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,953
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	7,952
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,545
	Consolidated Edison Inc.	2.000%	5/15/21	7,675	7,672
	Consumers Energy Co.	2.850%	5/15/22	3,441	3,514
	Consumers Energy Co.	3.375%	8/15/23	925	965
	Consumers Energy Co.	3.800%	11/15/28	3,000	3,309
	Consumers Energy Co.	3.950%	5/15/43	4,150	4,595
	Consumers Energy Co.	3.250%	8/15/46	3,275	3,253
	Consumers Energy Co.	3.950%	7/15/47	2,900	3,257
	Consumers Energy Co.	4.050%	5/15/48	4,870	5,575
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,898
	Consumers Energy Co.	3.100%	8/15/50	3,300	3,307
	Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,278
	Delmarva Power & Light Co.	4.150%	5/15/45	5,625	6,284
	Dominion Energy Inc.	2.000%	8/15/21	5,100	5,093
	Dominion Energy Inc.	2.715%	8/15/21	2,000	2,015
	Dominion Energy Inc.	2.750%	1/15/22	3,825	3,872
	Dominion Energy Inc.	2.750%	9/15/22	450	455
	Dominion Energy Inc.	3.071%	8/15/24	2,000	2,034
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,778
	Dominion Energy Inc.	2.850%	8/15/26	5,650	5,694
	Dominion Energy Inc.	4.250%	6/1/28	3,850	4,239
	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,478
	Dominion Energy Inc.	5.950%	6/15/35	6,275	7,916
	Dominion Energy Inc.	7.000%	6/15/38	3,550	4,907
	Dominion Energy Inc.	4.900%	8/1/41	5,935	6,891
	Dominion Energy Inc.	4.050%	9/15/42	3,947	4,133
	Dominion Energy Inc.	4.700%	12/1/44	2,375	2,729
	Dominion Energy Inc.	4.600%	3/15/49	9,000	10,448
[4]	Dominion Energy Inc.	5.750%	10/1/54	625	673
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,404
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	10,347
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,966
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	6,434

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	4,936
DTE Electric Co.	3.650%	3/15/24	5,485	5,791
DTE Electric Co.	3.375%	3/1/25	150	158
DTE Electric Co.	4.000%	4/1/43	1,971	2,194
DTE Electric Co.	3.700%	3/15/45	4,250	4,562
DTE Electric Co.	3.700%	6/1/46	4,500	4,833
DTE Electric Co.	3.750%	8/15/47	5,650	6,145
DTE Electric Co.	3.950%	3/1/49	8,800	10,052
DTE Energy Co.	2.600%	6/15/22	2,000	2,010
DTE Energy Co.	3.300%	6/15/22	3,100	3,170
DTE Energy Co.	2.250%	11/1/22	3,290	3,291
DTE Energy Co.	3.700%	8/1/23	5,325	5,543
DTE Energy Co.	3.500%	6/1/24	13,900	14,480
DTE Energy Co.	2.850%	10/1/26	22,200	22,229
DTE Energy Co.	3.800%	3/15/27	15,450	16,286
DTE Energy Co.	3.400%	6/15/29	2,000	2,039
DTE Energy Co.	2.950%	3/1/30	2,625	2,597
DTE Energy Co.	6.375%	4/15/33	975	1,271
Duke Energy Carolinas LLC	3.900%	6/15/21	8,718	8,933
Duke Energy Carolinas LLC	2.500%	3/15/23	225	228
Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,266
Duke Energy Carolinas LLC	2.950%	12/1/26	625	644
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,598
Duke Energy Carolinas LLC	2.450%	8/15/29	925	917
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,969
Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,483
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,335
Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	5,042
Duke Energy Carolinas LLC	5.300%	2/15/40	7,515	9,674
Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	7,772
Duke Energy Carolinas LLC	4.000%	9/30/42	5,970	6,575
Duke Energy Carolinas LLC	3.750%	6/1/45	7,140	7,621
Duke Energy Carolinas LLC	3.875%	3/15/46	7,524	8,336
Duke Energy Carolinas LLC	3.700%	12/1/47	8,055	8,620
Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	3,426
Duke Energy Carolinas LLC	3.200%	8/15/49	505	498
Duke Energy Corp.	3.550%	9/15/21	100	102
Duke Energy Corp.	2.400%	8/15/22	11,385	11,469
Duke Energy Corp.	3.050%	8/15/22	5,090	5,204
Duke Energy Corp.	3.950%	10/15/23	3,850	4,070
Duke Energy Corp.	3.750%	4/15/24	7,025	7,444
Duke Energy Corp.	2.650%	9/1/26	13,230	13,228
Duke Energy Corp.	3.150%	8/15/27	9,875	10,135
Duke Energy Corp.	4.800%	12/15/45	6,466	7,635
Duke Energy Corp.	3.750%	9/1/46	14,762	15,078
Duke Energy Corp.	4.200%	6/15/49	1,390	1,520
Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,845
Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,250
Duke Energy Florida LLC	2.500%	12/1/29	7,000	6,981
Duke Energy Florida LLC	6.350%	9/15/37	775	1,075
Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,077
Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,386
Duke Energy Florida LLC	3.400%	10/1/46	5,465	5,533
Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,082

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,789
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,591	3,570
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,609
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,232
	Duke Energy Indiana LLC	6.450%	4/1/39	200	284
	Duke Energy Indiana LLC	4.900%	7/15/43	3,060	3,783
	Duke Energy Indiana LLC	3.750%	5/15/46	14,840	15,802
	Duke Energy Indiana LLC	3.250%	10/1/49	5,500	5,514
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
	Duke Energy Ohio Inc.	3.650%	2/1/29	9,475	10,280
	Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,452
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,000	4,666
	Duke Energy Progress LLC	3.000%	9/15/21	5,706	5,810
	Duke Energy Progress LLC	2.800%	5/15/22	10,695	10,892
	Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,697
	Duke Energy Progress LLC	3.250%	8/15/25	3,050	3,201
	Duke Energy Progress LLC	3.700%	9/1/28	5,625	6,136
	Duke Energy Progress LLC	3.450%	3/15/29	13,275	14,215
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,825
	Duke Energy Progress LLC	4.100%	5/15/42	3,925	4,360
	Duke Energy Progress LLC	4.100%	3/15/43	4,970	5,534
	Duke Energy Progress LLC	4.375%	3/30/44	10,150	11,777
	Duke Energy Progress LLC	4.150%	12/1/44	5,425	6,077
	Duke Energy Progress LLC	4.200%	8/15/45	2,350	2,657
	Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,686
	Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,067
	Edison International	2.400%	9/15/22	6,200	6,154
	Edison International	2.950%	3/15/23	7,875	7,865
	Edison International	5.750%	6/15/27	1,000	1,120
	El Paso Electric Co.	6.000%	5/15/35	800	979
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,747
	Emera US Finance LP	2.700%	6/15/21	4,975	5,013
	Emera US Finance LP	3.550%	6/15/26	11,555	11,980
	Emera US Finance LP	4.750%	6/15/46	11,075	12,783
	Enel Americas SA	4.000%	10/25/26	4,115	4,253
	Enel Chile SA	4.875%	6/12/28	7,075	7,841
	Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,405
	Entergy Arkansas Inc.	3.700%	6/1/24	100	106
	Entergy Arkansas Inc.	3.500%	4/1/26	4,125	4,337
	Entergy Corp.	4.000%	7/15/22	6,075	6,324
	Entergy Corp.	2.950%	9/1/26	6,850	6,946
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,441
	Entergy Louisiana LLC	4.050%	9/1/23	5,650	6,008
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,514
	Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,584
	Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,754
	Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,865
	Entergy Louisiana LLC	3.050%	6/1/31	13,505	13,807
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	11,051
	Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,655
	Entergy Louisiana LLC	4.200%	9/1/48	3,875	4,470
	Entergy Louisiana LLC	4.200%	4/1/50	5,550	6,444
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,344
	Entergy Mississippi LLC	3.850%	6/1/49	4,450	4,831

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Entergy Texas Inc.	3.550%	9/30/49	7,585	7,731
Evergy Inc.	2.900%	9/15/29	4,500	4,472
Eversource Energy	2.500%	3/15/21	2,000	2,011
Eversource Energy	2.750%	3/15/22	3,425	3,471
Eversource Energy	3.800%	12/1/23	3,500	3,661
Eversource Energy	2.900%	10/1/24	4,151	4,233
Eversource Energy	3.300%	1/15/28	8,750	9,020
Eversource Energy	4.250%	4/1/29	8,105	8,951
Exelon Corp.	5.150%	12/1/20	4,405	4,493
Exelon Corp.	2.450%	4/15/21	1,000	1,005
Exelon Corp.	3.497%	6/1/22	7,925	8,130
Exelon Corp.	3.950%	6/15/25	18,790	20,203
Exelon Corp.	3.400%	4/15/26	7,075	7,377
Exelon Corp.	4.950%	6/15/35	5,700	6,570
Exelon Corp.	5.625%	6/15/35	3,775	4,659
Exelon Corp.	5.100%	6/15/45	1,925	2,304
Exelon Corp.	4.450%	4/15/46	7,025	7,925
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,552
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,416
Exelon Generation Co. LLC	6.250%	10/1/39	4,780	5,773
Exelon Generation Co. LLC	5.750%	10/1/41	7,500	8,629
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	10,542
FirstEnergy Corp.	2.850%	7/15/22	5,476	5,558
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,691
FirstEnergy Corp.	3.900%	7/15/27	15,075	16,087
FirstEnergy Corp.	7.375%	11/15/31	14,122	19,860
FirstEnergy Corp.	4.850%	7/15/47	15,784	18,737
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,453
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,922
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,901
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,512
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,448
Florida Power & Light Co.	5.960%	4/1/39	9,900	13,929
Florida Power & Light Co.	5.250%	2/1/41	975	1,258
Florida Power & Light Co.	4.125%	2/1/42	5,425	6,158
Florida Power & Light Co.	4.050%	6/1/42	4,600	5,179
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,863
Florida Power & Light Co.	4.050%	10/1/44	2,973	3,403
Florida Power & Light Co.	3.950%	3/1/48	7,745	8,757
Florida Power & Light Co.	4.125%	6/1/48	10,000	11,605
Florida Power & Light Co.	3.990%	3/1/49	7,155	8,159
Florida Power & Light Co.	3.150%	10/1/49	7,425	7,398
Fortis Inc.	3.055%	10/4/26	17,673	18,015
Georgia Power Co.	2.400%	4/1/21	2,150	2,158
Georgia Power Co.	2.850%	5/15/22	1,900	1,933
Georgia Power Co.	3.250%	4/1/26	8,250	8,529
Georgia Power Co.	3.250%	3/30/27	3,500	3,599
Georgia Power Co.	4.750%	9/1/40	4,625	5,236
Georgia Power Co.	4.300%	3/15/42	9,115	9,867
Georgia Power Co.	4.300%	3/15/43	6,480	6,988
Gulf Power Co.	3.300%	5/30/27	2,325	2,428
Iberdrola International BV	6.750%	7/15/36	3,735	5,163
Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,248
Indiana Michigan Power Co.	6.050%	3/15/37	3,135	4,119

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indiana Michigan Power Co.	4.550%	3/15/46	2,995	3,487
	Indiana Michigan Power Co.	3.750%	7/1/47	5,100	5,330
	Indiana Michigan Power Co.	4.250%	8/15/48	5,725	6,509
	Interstate Power & Light Co.	3.250%	12/1/24	5,730	5,972
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,990
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	9,320
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,253
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,983
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,499
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,749
	ITC Holdings Corp.	3.250%	6/30/26	1,865	1,921
	ITC Holdings Corp.	3.350%	11/15/27	6,485	6,745
	ITC Holdings Corp.	5.300%	7/1/43	5,431	6,623
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,772	3,224
	Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,671
	Kansas City Power & Light Co.	5.300%	10/1/41	4,795	6,051
	Kansas City Power & Light Co.	4.200%	6/15/47	5,500	6,311
	Kansas City Power & Light Co.	4.200%	3/15/48	5,025	5,770
	Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,928
	Kentucky Utilities Co.	5.125%	11/1/40	4,680	5,822
	Kentucky Utilities Co.	4.375%	10/1/45	4,900	5,670
	LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,615
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,509
	Louisville Gas & Electric Co.	4.250%	4/1/49	14,500	16,526
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,608
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,168
	MidAmerican Energy Co.	3.650%	4/15/29	6,100	6,650
	MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,640
	MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,069
	MidAmerican Energy Co.	5.800%	10/15/36	2,925	3,849
	MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,915
	MidAmerican Energy Co.	4.400%	10/15/44	3,550	4,168
	MidAmerican Energy Co.	4.250%	5/1/46	3,605	4,257
	MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,663
	MidAmerican Energy Co.	3.650%	8/1/48	6,575	7,089
	MidAmerican Energy Co.	4.250%	7/15/49	6,405	7,678
	Mississippi Power Co.	4.250%	3/15/42	4,400	4,689
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,004	4,016
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	2,475	2,503
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,510	6,644
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	8,500	8,590
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,050	3,109
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,522
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,200	6,394
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,630

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,225
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,175	6,556
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,265
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,730	6,250
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,233
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	10,452	11,780
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	52
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	3,072
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,666	10,317
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	5,200	6,169
	Nevada Power Co.	3.700%	5/1/29	5,575	6,017
	Nevada Power Co.	6.650%	4/1/36	965	1,322
	Nevada Power Co.	6.750%	7/1/37	1,475	2,082
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,885
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,557
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	12,969
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,026
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,144
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	11,735	12,434
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	18,195	19,239
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	4,000	3,995
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	5,051
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	3,445
	Northern States Power Co.	2.150%	8/15/22	75	75
	Northern States Power Co.	2.600%	5/15/23	1,280	1,299
	Northern States Power Co.	6.250%	6/1/36	840	1,153
	Northern States Power Co.	6.200%	7/1/37	2,205	3,050
	Northern States Power Co.	5.350%	11/1/39	3,295	4,290
	Northern States Power Co.	3.400%	8/15/42	2,645	2,748
	Northern States Power Co.	4.000%	8/15/45	1,200	1,331
	Northern States Power Co.	3.600%	5/15/46	3,075	3,244
	Northern States Power Co.	3.600%	9/15/47	1,000	1,056
	Northern States Power Co.	2.900%	3/1/50	2,225	2,122
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,666
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,528
	NSTAR Electric Co.	3.200%	5/15/27	6,000	6,265
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,492
	NSTAR Electric Co.	5.500%	3/15/40	4,605	5,877
	NV Energy Inc.	6.250%	11/15/20	9,310	9,644
	Oglethorpe Power Corp.	5.950%	11/1/39	500	624
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	8,104
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,821
	Ohio Edison Co.	6.875%	7/15/36	4,180	5,832
	Ohio Power Co.	5.375%	10/1/21	5,975	6,329

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Power Co.	4.000%	6/1/49	4,118	4,626
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,779
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,394
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,602
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,772
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,080
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	3,071
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,000	1,091
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,560	3,195
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,277
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	218
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,780	4,356
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,465
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	9,104
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,959
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	5,320
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,916
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	4,852
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	7,545	8,253
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,000	4,947
PacifiCorp	2.950%	2/1/22	5,875	5,986
PacifiCorp	2.950%	6/1/23	4,807	4,925
PacifiCorp	3.600%	4/1/24	4,910	5,172
PacifiCorp	3.500%	6/15/29	6,500	7,000
PacifiCorp	7.700%	11/15/31	985	1,448
PacifiCorp	5.250%	6/15/35	2,875	3,542
PacifiCorp	6.100%	8/1/36	2,800	3,761
PacifiCorp	5.750%	4/1/37	5,100	6,662
PacifiCorp	6.250%	10/15/37	3,485	4,880
PacifiCorp	6.350%	7/15/38	2,650	3,719
PacifiCorp	6.000%	1/15/39	360	490
PacifiCorp	4.100%	2/1/42	10,445	11,579
PacifiCorp	4.125%	1/15/49	21,136	24,081
PacifiCorp	4.150%	2/15/50	22,750	26,095
PECO Energy Co.	2.375%	9/15/22	6,354	6,425
PECO Energy Co.	5.950%	10/1/36	3,900	5,264
PECO Energy Co.	4.150%	10/1/44	2,040	2,291
PECO Energy Co.	3.900%	3/1/48	4,050	4,486
PECO Energy Co.	3.000%	9/15/49	5,040	4,796
Pinnacle West Capital Corp.	2.250%	11/30/20	3,200	3,208
PNM Resources Inc.	3.250%	3/9/21	2,290	2,317
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,347
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,817
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,711
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,928
PPL Capital Funding Inc.	3.500%	12/1/22	415	428
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,424
PPL Capital Funding Inc.	3.950%	3/15/24	275	289
PPL Capital Funding Inc.	3.100%	5/15/26	6,500	6,616
PPL Capital Funding Inc.	4.700%	6/1/43	10,630	11,775
PPL Capital Funding Inc.	5.000%	3/15/44	5,749	6,596
PPL Capital Funding Inc.	4.000%	9/15/47	4,725	4,806
PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,107
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,176

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,040
PPL Electric Utilities Corp.	4.150%	10/1/45	3,530	3,969
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	4,877
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,194
Progress Energy Inc.	4.400%	1/15/21	7,617	7,746
Progress Energy Inc.	3.150%	4/1/22	12,800	13,056
Progress Energy Inc.	7.750%	3/1/31	250	349
Progress Energy Inc.	7.000%	10/30/31	3,650	4,921
Progress Energy Inc.	6.000%	12/1/39	6,382	8,279
PSEG Power LLC	3.000%	6/15/21	1,675	1,695
PSEG Power LLC	3.850%	6/1/23	11,050	11,572
PSEG Power LLC	8.625%	4/15/31	3,295	4,587
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,203
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,607
Public Service Co. of Colorado	6.500%	8/1/38	75	108
Public Service Co. of Colorado	3.600%	9/15/42	1,116	1,172
Public Service Co. of Colorado	4.300%	3/15/44	5,475	6,374
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,202
Public Service Co. of Colorado	4.050%	9/15/49	4,000	4,558
Public Service Co. of Colorado	3.200%	3/1/50	3,800	3,753
Public Service Co. of New Hampshire	3.500%	11/1/23	875	917
Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	3,063
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,588
Public Service Electric & Gas Co.	2.375%	5/15/23	3,175	3,210
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,213
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,014
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,097
Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,630
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,157
Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,742
Public Service Electric & Gas Co.	3.650%	9/1/42	650	687
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	9,911
Public Service Electric & Gas Co.	3.600%	12/1/47	2,175	2,331
Public Service Electric & Gas Co.	3.850%	5/1/49	6,000	6,672
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,848
Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	3,056
Puget Energy Inc.	6.500%	12/15/20	5,369	5,589
Puget Energy Inc.	6.000%	9/1/21	3,825	4,054
Puget Energy Inc.	5.625%	7/15/22	9,501	10,189
Puget Energy Inc.	3.650%	5/15/25	6,730	6,977
Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,184
Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,341
Puget Sound Energy Inc.	5.795%	3/15/40	1,510	2,014
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,197
Puget Sound Energy Inc.	4.300%	5/20/45	7,605	8,771
Puget Sound Energy Inc.	4.223%	6/15/48	5,225	5,927
Puget Sound Energy Inc.	3.250%	9/15/49	2,720	2,712
San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,353
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,153
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,395
San Diego Gas & Electric Co.	3.750%	6/1/47	10,000	10,205
San Diego Gas & Electric Co.	4.150%	5/15/48	5,150	5,637
Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,192
Southern California Edison Co.	2.900%	3/1/21	10,000	10,105

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Southern California Edison Co.	3.875%	6/1/21	3,814	3,894
[4]	Southern California Edison Co.	1.845%	2/1/22	1,250	1,234
	Southern California Edison Co.	2.400%	2/1/22	2,650	2,663
	Southern California Edison Co.	3.400%	6/1/23	6,250	6,444
	Southern California Edison Co.	3.500%	10/1/23	10,600	11,025
	Southern California Edison Co.	3.700%	8/1/25	2,075	2,193
	Southern California Edison Co.	3.650%	3/1/28	3,875	4,152
	Southern California Edison Co.	4.200%	3/1/29	8,000	8,833
	Southern California Edison Co.	6.650%	4/1/29	850	1,020
	Southern California Edison Co.	2.850%	8/1/29	3,505	3,496
	Southern California Edison Co.	6.000%	1/15/34	3,655	4,534
	Southern California Edison Co.	5.750%	4/1/35	800	972
	Southern California Edison Co.	5.350%	7/15/35	4,585	5,437
	Southern California Edison Co.	5.550%	1/15/36	500	597
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,965
	Southern California Edison Co.	5.950%	2/1/38	2,800	3,561
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,903
	Southern California Edison Co.	5.500%	3/15/40	5,472	6,651
	Southern California Edison Co.	4.500%	9/1/40	6,882	7,523
	Southern California Edison Co.	4.050%	3/15/42	15,939	16,438
	Southern California Edison Co.	3.900%	3/15/43	2,975	3,026
	Southern California Edison Co.	4.650%	10/1/43	5,575	6,251
	Southern California Edison Co.	3.600%	2/1/45	1,400	1,364
	Southern California Edison Co.	4.000%	4/1/47	13,581	14,187
	Southern California Edison Co.	4.125%	3/1/48	13,570	14,355
	Southern California Edison Co.	4.875%	3/1/49	6,400	7,540
	Southern Co.	2.350%	7/1/21	11,100	11,138
	Southern Co.	2.950%	7/1/23	3,200	3,258
	Southern Co.	3.250%	7/1/26	13,355	13,838
	Southern Co.	4.250%	7/1/36	4,245	4,567
	Southern Co.	4.400%	7/1/46	17,255	19,067
[4]	Southern Co.	5.500%	3/15/57	1,400	1,463
	Southern Power Co.	2.500%	12/15/21	5,125	5,164
	Southern Power Co.	4.150%	12/1/25	4,525	4,903
	Southern Power Co.	5.150%	9/15/41	6,290	7,148
	Southern Power Co.	5.250%	7/15/43	5,835	6,614
	Southern Power Co.	4.950%	12/15/46	3,425	3,769
	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,771
	Southwestern Electric Power Co.	4.100%	9/15/28	10,650	11,596
	Southwestern Electric Power Co.	6.200%	3/15/40	3,025	3,992
	Southwestern Electric Power Co.	3.900%	4/1/45	3,491	3,604
	Southwestern Electric Power Co.	3.850%	2/1/48	7,024	7,221
	Southwestern Public Service Co.	3.300%	6/15/24	200	208
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,857
	Southwestern Public Service Co.	3.400%	8/15/46	14,300	14,253
	Southwestern Public Service Co.	3.700%	8/15/47	10,075	10,541
	Southwestern Public Service Co.	4.400%	11/15/48	610	712
	Southwestern Public Service Co.	3.750%	6/15/49	5,000	5,325
	Tampa Electric Co.	4.100%	6/15/42	1,950	2,122
	Tampa Electric Co.	4.350%	5/15/44	4,500	5,092
	Tampa Electric Co.	4.300%	6/15/48	4,065	4,708
	Tampa Electric Co.	4.450%	6/15/49	5,500	6,514
	Tampa Electric Co.	3.625%	6/15/50	2,000	2,117
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,740

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,062
Union Electric Co.	3.500%	4/15/24	4,990	5,242
Union Electric Co.	2.950%	6/15/27	15,375	15,738
Union Electric Co.	3.500%	3/15/29	3,650	3,908
Union Electric Co.	5.300%	8/1/37	3,244	4,035
Union Electric Co.	8.450%	3/15/39	2,300	3,749
Union Electric Co.	3.900%	9/15/42	175	189
Union Electric Co.	3.650%	4/15/45	1,825	1,911
Union Electric Co.	4.000%	4/1/48	3,500	3,920
Union Electric Co.	3.250%	10/1/49	2,840	2,826
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,058
Virginia Electric & Power Co.	3.450%	9/1/22	14,234	14,715
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	6,172
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,625
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,578
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	8,501
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,625
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,951
Virginia Electric & Power Co.	3.800%	4/1/28	13,000	14,048
Virginia Electric & Power Co.	2.875%	7/15/29	1,225	1,248
Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,841
Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,406
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,358
Virginia Electric & Power Co.	8.875%	11/15/38	570	960
Virginia Electric & Power Co.	4.000%	1/15/43	14,075	15,302
Virginia Electric & Power Co.	4.650%	8/15/43	4,855	5,827
Virginia Electric & Power Co.	4.450%	2/15/44	5,925	6,864
Virginia Electric & Power Co.	4.200%	5/15/45	3,550	4,044
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	8,235
Virginia Electric & Power Co.	3.800%	9/15/47	6,604	7,140
Virginia Electric & Power Co.	4.600%	12/1/48	7,875	9,557
Virginia Electric & Power Co.	3.300%	12/1/49	9,630	9,703
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,328
WEC Energy Group Inc.	3.550%	6/15/25	2,900	3,065
Westar Energy Inc.	2.550%	7/1/26	6,250	6,265
Westar Energy Inc.	3.100%	4/1/27	4,500	4,647
Westar Energy Inc.	4.125%	3/1/42	5,160	5,749
Westar Energy Inc.	4.100%	4/1/43	3,455	3,845
Westar Energy Inc.	4.250%	12/1/45	3,010	3,426
Westar Energy Inc.	3.250%	9/1/49	2,700	2,637
Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,998
Wisconsin Electric Power Co.	5.625%	5/15/33	150	192
Wisconsin Electric Power Co.	5.700%	12/1/36	100	130
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,142
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,376
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,927
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,600
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,768
Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	5,336
Xcel Energy Inc.	2.400%	3/15/21	3,325	3,341
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,298
Xcel Energy Inc.	3.300%	6/1/25	9,900	10,317
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,467
Xcel Energy Inc.	4.000%	6/15/28	7,400	8,076

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Xcel Energy Inc.	2.600%	12/1/29	10,005	9,893
Xcel Energy Inc.	6.500%	7/1/36	986	1,344
Xcel Energy Inc.	3.500%	12/1/49	4,440	4,519

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,800	5,988
Atmos Energy Corp.	2.625%	9/15/29	1,500	1,506
Atmos Energy Corp.	5.500%	6/15/41	4,110	5,285
Atmos Energy Corp.	4.150%	1/15/43	3,435	3,845
Atmos Energy Corp.	4.125%	10/15/44	5,675	6,363
Atmos Energy Corp.	4.125%	3/15/49	7,938	9,121
Atmos Energy Corp.	3.375%	9/15/49	3,440	3,472
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,061	5,151
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,584
CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,551
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,501
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,641
KeySpan Corp.	5.803%	4/1/35	2,817	3,407
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,712
NiSource Finance Corp.	5.950%	6/15/41	10,447	13,346
NiSource Finance Corp.	5.250%	2/15/43	3,120	3,777
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,784
NiSource Finance Corp.	5.650%	2/1/45	767	980
NiSource Finance Corp.	4.375%	5/15/47	7,375	8,227
NiSource Inc.	2.650%	11/17/22	4,775	4,834
NiSource Inc.	3.650%	6/15/23	3,455	3,602
NiSource Inc.	2.950%	9/1/29	2,020	2,009
ONE Gas Inc.	4.658%	2/1/44	4,525	5,395
ONE Gas Inc.	4.500%	11/1/48	6,925	8,248
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,075	5,403
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,382
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	4,541
Sempra Energy	2.850%	11/15/20	4,165	4,190
Sempra Energy	2.900%	2/1/23	2,625	2,663
Sempra Energy	4.050%	12/1/23	11,835	12,526
Sempra Energy	3.750%	11/15/25	12,905	13,602
Sempra Energy	3.250%	6/15/27	7,595	7,777
Sempra Energy	3.400%	2/1/28	8,700	8,981
Sempra Energy	3.800%	2/1/38	10,875	11,321
Sempra Energy	6.000%	10/15/39	8,000	10,389
Sempra Energy	4.000%	2/1/48	8,730	9,065
Southern California Gas Co.	3.150%	9/15/24	4,200	4,369
Southern California Gas Co.	3.200%	6/15/25	560	579
Southern California Gas Co.	2.600%	6/15/26	11,376	11,364
Southern California Gas Co.	3.750%	9/15/42	2,975	3,105
Southern California Gas Co.	4.125%	6/1/48	5,000	5,522
Southern California Gas Co.	4.300%	1/15/49	4,500	5,092
Southern California Gas Co.	3.950%	2/15/50	3,100	3,471
Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	643
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,775	2,850
Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	7,968
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	1,085
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,425	4,522
Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,045	19,719

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,647
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,662
Southwest Gas Corp.	4.150%	6/1/49	2,300	2,516
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,694
Washington Gas Light Co.	3.650%	9/15/49	1,285	1,292

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,358
American Water Capital Corp.	3.400%	3/1/25	4,500	4,711
American Water Capital Corp.	2.950%	9/1/27	11,000	11,209
American Water Capital Corp.	3.450%	6/1/29	4,120	4,339
American Water Capital Corp.	6.593%	10/15/37	6,650	9,439
American Water Capital Corp.	4.300%	9/1/45	1,025	1,164
American Water Capital Corp.	4.000%	12/1/46	600	649
American Water Capital Corp.	3.750%	9/1/47	9,825	10,331
American Water Capital Corp.	4.200%	9/1/48	8,000	9,018
American Water Capital Corp.	4.150%	6/1/49	4,800	5,376
Aqua America Inc.	3.566%	5/1/29	3,000	3,161
Aqua America Inc.	4.276%	5/1/49	4,000	4,437
United Utilities plc	6.875%	8/15/28	75	91
Veolia Environnement SA	6.750%	6/1/38	1,643	2,265
				3,813,638
Total Corporate Bonds (Cost $48,392,654)				51,681,809
Sovereign Bonds (3.9%)
African Development Bank	2.625%	3/22/21	7,375	7,453
African Development Bank	1.250%	7/26/21	10,750	10,679
African Development Bank	2.375%	9/23/21	13,500	13,657
African Development Bank	1.625%	9/16/22	14,500	14,476
African Development Bank	2.125%	11/16/22	31,950	32,330
African Development Bank	3.000%	9/20/23	12,900	13,492
Asian Development Bank	2.250%	1/20/21	22,400	22,518
Asian Development Bank	1.625%	3/16/21	8,300	8,290
Asian Development Bank	1.750%	6/8/21	25,000	25,018
Asian Development Bank	2.000%	2/16/22	61,525	61,972
Asian Development Bank	1.875%	2/18/22	17,415	17,500
Asian Development Bank	1.875%	7/19/22	43,920	44,112
Asian Development Bank	1.875%	8/10/22	6,000	6,019
Asian Development Bank	1.750%	9/13/22	26,015	26,057
Asian Development Bank	2.750%	3/17/23	50,000	51,617
Asian Development Bank	2.625%	1/30/24	16,550	17,114
Asian Development Bank	1.500%	10/18/24	35,500	35,086
Asian Development Bank	2.000%	1/22/25	10,750	10,867
Asian Development Bank	2.000%	4/24/26	1,700	1,709
Asian Development Bank	2.625%	1/12/27	7,250	7,577
Asian Development Bank	2.375%	8/10/27	5,265	5,420
Asian Development Bank	6.220%	8/15/27	2,175	2,760
Asian Development Bank	2.500%	11/2/27	46,115	47,961
Asian Development Bank	2.750%	1/19/28	450	477
Asian Development Bank	3.125%	9/26/28	15,188	16,577
Asian Development Bank	1.750%	9/19/29	6,040	5,902
Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,029
Canada	2.625%	1/25/22	11,000	11,210
Canada	2.000%	11/15/22	25,890	26,136

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	15,672
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	8,600	8,589
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	554
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	8,038
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	23,103
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	33,218
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,075	20,373
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	10,835
	Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,036
	Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,937
	Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,362
	Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,449
	Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,591
	Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,311
	Council Of Europe Development Bank	2.625%	2/13/23	18,475	18,986
	Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,877
	Ecopetrol SA	5.875%	9/18/23	15,725	17,455
	Ecopetrol SA	4.125%	1/16/25	16,775	17,635
	Ecopetrol SA	5.375%	6/26/26	15,000	16,819
	Ecopetrol SA	7.375%	9/18/43	5,200	7,020
	Ecopetrol SA	5.875%	5/28/45	17,775	20,886
	Equinor ASA	2.750%	11/10/21	10,400	10,571
	Equinor ASA	3.150%	1/23/22	4,475	4,589
	Equinor ASA	2.450%	1/17/23	17,667	17,935
	Equinor ASA	2.650%	1/15/24	18,747	19,177
	Equinor ASA	3.700%	3/1/24	9,856	10,497
	Equinor ASA	3.250%	11/10/24	10,194	10,733
	Equinor ASA	7.250%	9/23/27	4,350	5,765
	Equinor ASA	3.625%	9/10/28	9,652	10,641
[7]	Equinor ASA	6.500%	12/1/28	225	294
	Equinor ASA	5.100%	8/17/40	11,100	14,145
	Equinor ASA	4.250%	11/23/41	3,100	3,587
	Equinor ASA	3.950%	5/15/43	2,550	2,842
	Equinor ASA	4.800%	11/8/43	12,295	15,493
	Equinor ASA	3.250%	11/18/49	5,000	5,020
	European Bank for Reconstruction & Development	2.000%	2/1/21	35,000	35,086
	European Bank for Reconstruction & Development	1.875%	7/15/21	5,200	5,212
	European Bank for Reconstruction & Development	1.500%	11/2/21	11,000	10,967
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,300	14,361
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	25,551
	European Bank for Reconstruction & Development	1.625%	9/27/24	2,000	1,985
	European Investment Bank	4.000%	2/16/21	29,060	29,775
	European Investment Bank	2.000%	3/15/21	52,850	53,019
	European Investment Bank	2.500%	4/15/21	28,700	28,976
	European Investment Bank	2.375%	5/13/21	21,500	21,683
	European Investment Bank	1.625%	6/15/21	13,000	12,979
	European Investment Bank	1.375%	9/15/21	2,000	1,991
	European Investment Bank	2.125%	10/15/21	26,125	26,333

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
European Investment Bank	2.875%	12/15/21	31,890	32,618
European Investment Bank	2.250%	3/15/22	71,575	72,484
European Investment Bank	2.625%	5/20/22	22,000	22,494
European Investment Bank	2.375%	6/15/22	44,995	45,732
European Investment Bank	2.250%	8/15/22	14,470	14,677
European Investment Bank	1.375%	9/6/22	33,000	32,739
European Investment Bank	2.000%	12/15/22	867	875
European Investment Bank	2.500%	3/15/23	63,300	64,893
European Investment Bank	2.875%	8/15/23	32,200	33,534
European Investment Bank	3.125%	12/14/23	12,000	12,641
European Investment Bank	3.250%	1/29/24	59,480	62,985
European Investment Bank	2.625%	3/15/24	52,370	54,229
European Investment Bank	2.250%	6/24/24	28,195	28,806
European Investment Bank	2.500%	10/15/24	9,922	10,260
European Investment Bank	1.875%	2/10/25	15,100	15,188
European Investment Bank	2.125%	4/13/26	26,000	26,381
European Investment Bank	2.375%	5/24/27	8,000	8,257
European Investment Bank	1.625%	10/9/29	3,060	2,961
European Investment Bank	4.875%	2/15/36	14,460	19,406
Export Development Canada	1.500%	5/26/21	17,900	17,831
Export Development Canada	1.375%	10/21/21	18,040	17,924
Export Development Canada	1.750%	7/18/22	10,525	10,564
Export Development Canada	2.500%	1/24/23	5,250	5,372
Export Development Canada	2.750%	3/15/23	8,850	9,135
Export Development Canada	2.625%	2/21/24	5,000	5,159
Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,466
Export-Import Bank of Korea	2.500%	5/10/21	6,000	6,031
Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,157
Export-Import Bank of Korea	1.875%	10/21/21	13,450	13,415
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,136
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,724
Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,516
Export-Import Bank of Korea	3.000%	11/1/22	8,000	8,207
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,528
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,080
Export-Import Bank of Korea	2.875%	1/21/25	3,000	3,085
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,512
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,045
Export-Import Bank of Korea	3.250%	8/12/26	425	444
FMS Wertmanagement AoeR	2.000%	8/1/22	46,500	46,852
Hydro-Quebec	8.400%	1/15/22	4,215	4,734
Hydro-Quebec	8.050%	7/7/24	7,240	9,019
Hydro-Quebec	8.500%	12/1/29	3,940	5,982
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,217
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,341
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	10,549
Inter-American Development Bank	1.875%	3/15/21	3,400	3,405
Inter-American Development Bank	2.625%	4/19/21	24,089	24,354
Inter-American Development Bank	1.875%	7/23/21	5,000	5,016
Inter-American Development Bank	2.125%	1/18/22	51,750	52,221
Inter-American Development Bank	1.750%	4/14/22	25,600	25,646
Inter-American Development Bank	1.750%	9/14/22	30,850	30,908
Inter-American Development Bank	3.000%	9/26/22	24,000	24,778
Inter-American Development Bank	2.500%	1/18/23	57,275	58,647

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Inter-American Development Bank	3.000%	10/4/23	34,050	35,679
Inter-American Development Bank	2.625%	1/16/24	10,000	10,334
Inter-American Development Bank	3.000%	2/21/24	13,000	13,616
Inter-American Development Bank	2.125%	1/15/25	21,000	21,323
Inter-American Development Bank	7.000%	6/15/25	4,575	5,704
Inter-American Development Bank	2.000%	6/2/26	27,625	27,781
Inter-American Development Bank	2.000%	7/23/26	5,600	5,632
Inter-American Development Bank	2.375%	7/7/27	28,500	29,411
Inter-American Development Bank	3.125%	9/18/28	25,000	27,281
Inter-American Development Bank	2.250%	6/18/29	5,300	5,405
Inter-American Development Bank	3.875%	10/28/41	350	429
Inter-American Development Bank	3.200%	8/7/42	3,375	3,769
Inter-American Development Bank	4.375%	1/24/44	4,600	6,084
International Bank for Reconstruction & Development	1.625%	3/9/21	27,125	27,092
International Bank for Reconstruction & Development	1.375%	5/24/21	35,300	35,129
International Bank for Reconstruction & Development	2.250%	6/24/21	10,250	10,327
International Bank for Reconstruction & Development	2.750%	7/23/21	49,669	50,490
International Bank for Reconstruction & Development	1.375%	9/20/21	34,810	34,644
International Bank for Reconstruction & Development	2.125%	12/13/21	15,270	15,391
International Bank for Reconstruction & Development	2.000%	1/26/22	79,250	79,779
International Bank for Reconstruction & Development	1.625%	2/10/22	60,885	60,843
International Bank for Reconstruction & Development	2.125%	7/1/22	35,225	35,608
International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	23,430
International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	6,026
International Bank for Reconstruction & Development	1.875%	6/19/23	64,975	65,293
International Bank for Reconstruction & Development	3.000%	9/27/23	41,368	43,292
International Bank for Reconstruction & Development	2.500%	3/19/24	34,720	35,780
International Bank for Reconstruction & Development	1.500%	8/28/24	40,640	40,180
International Bank for Reconstruction & Development	2.500%	11/25/24	47,197	48,796
International Bank for Reconstruction & Development	2.500%	7/29/25	47,450	49,218
International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	21,048
International Bank for Reconstruction & Development	8.875%	3/1/26	450	617
International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	15,627

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	12,377
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,260
	International Finance Corp.	2.250%	1/25/21	36,995	37,189
	International Finance Corp.	2.000%	10/24/22	9,604	9,686
	International Finance Corp.	2.875%	7/31/23	13,914	14,474
	International Finance Corp.	1.375%	10/16/24	12,260	12,025
	International Finance Corp.	2.125%	4/7/26	15,290	15,525
[8]	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,599
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,369
[8]	Japan Bank for International Cooperation	1.500%	7/21/21	18,100	18,015
[8]	Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,271
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,606
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,446
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	5,900	5,845
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,454
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	7,675	7,970
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	225	236
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	19,882
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	15,000	15,273
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	16,250	16,873
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	7,600	7,481
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,528
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,616
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	18,050
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	12,000	12,546
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	12,700	13,261
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	35,350	36,744
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,081
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	17,731
[8]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,823
[8]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,667
[8]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,887
[9]	KFW	1.625%	3/15/21	1,100	1,099
[9]	KFW	2.375%	3/24/21	41,000	41,299
[9]	KFW	2.625%	4/12/21	45,000	45,528
[9]	KFW	1.500%	6/15/21	50,400	50,314
[9]	KFW	2.375%	8/25/21	19,590	19,816
[9]	KFW	1.750%	9/15/21	33,300	33,350
[9]	KFW	2.000%	11/30/21	14,715	14,809
[9]	KFW	3.125%	12/15/21	54,665	56,185
[9]	KFW	2.625%	1/25/22	32,500	33,133
[9]	KFW	2.500%	2/15/22	58,700	59,661
[9]	KFW	2.125%	3/7/22	70,000	70,635
[9]	KFW	2.125%	6/15/22	52,200	52,744
[9]	KFW	1.750%	8/22/22	10,000	10,018
[9]	KFW	2.000%	10/4/22	24,875	25,082
[9]	KFW	2.375%	12/29/22	49,000	50,005
[9]	KFW	2.125%	1/17/23	23,700	24,047
[9]	KFW	2.625%	2/28/24	30,000	31,029
[9]	KFW	1.375%	8/5/24	5,200	5,102
[9]	KFW	2.500%	11/20/24	49,500	51,125
[9]	KFW	2.000%	5/2/25	16,640	16,813

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[9]	KFW	2.875%	4/3/28	18,635	19,958
[9]	KFW	1.750%	9/14/29	7,225	7,072
[9]	KFW	0.000%	4/18/36	9,385	6,405
[9]	KFW	0.000%	6/29/37	23,742	15,808
	Korea Development Bank	2.500%	1/13/21	5,000	5,017
	Korea Development Bank	4.625%	11/16/21	9,800	10,239
	Korea Development Bank	2.625%	2/27/22	14,000	14,184
	Korea Development Bank	3.000%	9/14/22	30,650	31,387
	Korea Development Bank	3.375%	3/12/23	24,200	25,103
	Korea Development Bank	2.750%	3/19/23	3,100	3,154
	Korea Development Bank	3.750%	1/22/24	14,400	15,264
	Korea Development Bank	3.250%	2/19/24	1,000	1,040
	Korea Development Bank	2.125%	10/1/24	4,300	4,283
	Korea Development Bank	3.000%	1/13/26	1,500	1,540
[9]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	8,000	8,012
[9]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,056
[9]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,363
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,265
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	16,453
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,988
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,012
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	24,118
	Nexen Energy ULC	7.875%	3/15/32	4,075	5,876
	Nexen Energy ULC	5.875%	3/10/35	690	877
	Nexen Energy ULC	6.400%	5/15/37	10,400	14,307
	Nexen Energy ULC	7.500%	7/30/39	4,275	6,645
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,577
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,967
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,080
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,046
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,095
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,410
	North American Development Bank	2.400%	10/26/22	3,450	3,464
[10]	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,916
[10]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	4,032
[10]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,517
[10]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,089
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	998
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,212
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,251
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	3,155	3,518
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	11,020
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	9,995	11,032
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	18,104	20,254
[4]	Oriental Republic of Uruguay	7.875%	1/15/33	200	297
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,745
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	7,064
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	26,410	31,758
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	27,782	32,713
	Petroleos Mexicanos	5.500%	1/21/21	7,410	7,610
	Petroleos Mexicanos	6.375%	2/4/21	1,883	1,917
	Petroleos Mexicanos	4.875%	1/24/22	9,107	9,462
	Petroleos Mexicanos	5.375%	3/13/22	6,466	6,772
	Petroleos Mexicanos	3.500%	1/30/23	4,660	4,707

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Petroleos Mexicanos	4.625%	9/21/23	6,582	6,864
	Petroleos Mexicanos	4.875%	1/18/24	5,232	5,486
[4]	Petroleos Mexicanos	2.290%	2/15/24	675	680
	Petroleos Mexicanos	4.250%	1/15/25	2,210	2,233
	Petroleos Mexicanos	2.378%	4/15/25	1,045	1,055
	Petroleos Mexicanos	4.500%	1/23/26	4,240	4,209
	Petroleos Mexicanos	6.875%	8/4/26	26,433	29,008
[7]	Petroleos Mexicanos	6.490%	1/23/27	24,631	26,143
	Petroleos Mexicanos	6.500%	3/13/27	50,799	53,754
	Petroleos Mexicanos	5.350%	2/12/28	28,972	28,772
	Petroleos Mexicanos	6.500%	1/23/29	18,575	19,478
[7]	Petroleos Mexicanos	6.840%	1/23/30	40,272	43,122
	Petroleos Mexicanos	6.625%	6/15/35	22,000	22,358
	Petroleos Mexicanos	6.625%	6/15/38	5,940	5,813
	Petroleos Mexicanos	6.500%	6/2/41	8,915	8,853
	Petroleos Mexicanos	5.500%	6/27/44	4,165	3,719
	Petroleos Mexicanos	6.375%	1/23/45	13,850	13,370
	Petroleos Mexicanos	5.625%	1/23/46	13,486	12,132
	Petroleos Mexicanos	6.750%	9/21/47	60,084	60,124
	Petroleos Mexicanos	6.350%	2/12/48	37,204	35,892
[7]	Petroleos Mexicanos	7.690%	1/23/50	74,044	80,826
	Province of Alberta	2.200%	7/26/22	20,105	20,273
	Province of Alberta	3.350%	11/1/23	17,910	18,861
	Province of Alberta	2.950%	1/23/24	12,350	12,819
	Province of Alberta	1.875%	11/13/24	15,000	14,952
	Province of Alberta	3.300%	3/15/28	14,000	15,111
	Province of British Columbia	2.650%	9/22/21	13,150	13,345
	Province of British Columbia	2.000%	10/23/22	17,150	17,251
	Province of British Columbia	2.250%	6/2/26	1,150	1,161
	Province of British Columbia	7.250%	9/1/36	2,681	4,200
	Province of Manitoba	2.100%	9/6/22	7,100	7,142
	Province of Manitoba	2.600%	4/16/24	9,700	9,960
	Province of Manitoba	3.050%	5/14/24	4,800	5,008
	Province of Manitoba	2.125%	6/22/26	9,782	9,756
	Province of New Brunswick	2.500%	12/12/22	4,005	4,069
	Province of New Brunswick	3.625%	2/24/28	5,300	5,790
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,393
	Province of Ontario	2.550%	2/12/21	40,000	40,324
	Province of Ontario	2.500%	9/10/21	16,000	16,177
	Province of Ontario	2.400%	2/8/22	16,000	16,195
	Province of Ontario	2.550%	4/25/22	17,100	17,383
	Province of Ontario	2.250%	5/18/22	27,900	28,168
	Province of Ontario	2.450%	6/29/22	1,525	1,547
	Province of Ontario	2.200%	10/3/22	16,725	16,884
	Province of Ontario	3.400%	10/17/23	35,765	37,757
	Province of Ontario	3.050%	1/29/24	20,050	20,893
	Province of Ontario	3.200%	5/16/24	10,000	10,510
	Province of Ontario	2.500%	4/27/26	8,000	8,189
	Province of Ontario	2.300%	6/15/26	20,000	20,245
	Province of Ontario	2.000%	10/2/29	17,000	16,704
	Province of Quebec	2.750%	8/25/21	13,725	13,947
	Province of Quebec	2.375%	1/31/22	8,000	8,087
	Province of Quebec	2.625%	2/13/23	34,919	35,771
	Province of Quebec	7.125%	2/9/24	8,675	10,373

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Province of Quebec	2.875%	10/16/24	9,400	9,791
	Province of Quebec	2.500%	4/20/26	500	512
	Province of Quebec	2.750%	4/12/27	43,050	44,753
	Province of Quebec	7.500%	9/15/29	11,407	16,427
	Province of Saskatchewan	8.500%	7/15/22	2,707	3,128
	Republic of Chile	3.250%	9/14/21	5,395	5,496
	Republic of Chile	2.250%	10/30/22	1,000	1,003
	Republic of Chile	3.125%	3/27/25	7,330	7,637
	Republic of Chile	3.125%	1/21/26	8,894	9,307
[4]	Republic of Chile	3.240%	2/6/28	18,410	19,295
	Republic of Chile	3.625%	10/30/42	1,100	1,184
	Republic of Chile	3.860%	6/21/47	13,000	14,427
[4]	Republic of Chile	3.500%	1/25/50	8,900	9,222
	Republic of Colombia	4.375%	7/12/21	10,885	11,234
[4]	Republic of Colombia	2.625%	3/15/23	22,050	22,191
	Republic of Colombia	4.000%	2/26/24	23,633	24,897
	Republic of Colombia	8.125%	5/21/24	1,800	2,209
[4]	Republic of Colombia	4.500%	1/28/26	22,717	24,706
[4]	Republic of Colombia	3.875%	4/25/27	13,450	14,206
[4]	Republic of Colombia	4.500%	3/15/29	16,300	18,031
	Republic of Colombia	10.375%	1/28/33	3,850	6,189
	Republic of Colombia	7.375%	9/18/37	9,600	13,662
	Republic of Colombia	6.125%	1/18/41	21,000	27,020
[4]	Republic of Colombia	5.625%	2/26/44	23,750	29,290
[4]	Republic of Colombia	5.000%	6/15/45	46,620	53,815
	Republic of Colombia	5.200%	5/15/49	18,300	21,833
	Republic of Finland	6.950%	2/15/26	1,000	1,221
	Republic of Hungary	6.375%	3/29/21	50,045	52,798
	Republic of Hungary	5.375%	2/21/23	36,900	40,449
	Republic of Hungary	5.750%	11/22/23	175	197
	Republic of Hungary	5.375%	3/25/24	10,000	11,269
	Republic of Hungary	7.625%	3/29/41	12,715	20,823
	Republic of Indonesia	2.950%	1/11/23	2,475	2,516
	Republic of Indonesia	4.450%	2/11/24	2,400	2,586
	Republic of Indonesia	3.500%	1/11/28	19,400	20,215
	Republic of Indonesia	4.100%	4/24/28	7,850	8,528
	Republic of Indonesia	4.750%	2/11/29	11,150	12,767
	Republic of Indonesia	3.400%	9/18/29	3,250	3,375
[7]	Republic of Indonesia	4.750%	7/18/47	4,400	5,071
	Republic of Indonesia	4.350%	1/11/48	15,745	17,418
	Republic of Indonesia	5.350%	2/11/49	6,300	8,120
	Republic of Indonesia	3.700%	10/30/49	9,125	9,259
	Republic of Italy	6.875%	9/27/23	24,693	28,067
	Republic of Italy	2.375%	10/17/24	24,000	23,478
	Republic of Italy	2.875%	10/17/29	10,100	9,541
	Republic of Italy	5.375%	6/15/33	21,495	24,620
	Republic of Italy	4.000%	10/17/49	21,600	20,485
	Republic of Korea	3.875%	9/11/23	1,200	1,278
	Republic of Korea	5.625%	11/3/25	575	681
	Republic of Korea	2.750%	1/19/27	33,400	34,111
	Republic of Korea	4.125%	6/10/44	5,635	6,850
	Republic of Korea	3.875%	9/20/48	5,693	6,783
[4]	Republic of Panama	4.000%	9/22/24	14,467	15,462
[4]	Republic of Panama	3.750%	3/16/25	12,200	12,947

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of Panama	7.125%	1/29/26	7,622	9,547
	Republic of Panama	8.875%	9/30/27	4,246	6,056
[4]	Republic of Panama	3.875%	3/17/28	11,190	12,169
	Republic of Panama	9.375%	4/1/29	8,380	12,769
[4]	Republic of Panama	3.160%	1/23/30	1,800	1,854
[4]	Republic of Panama	6.700%	1/26/36	20,973	29,388
[4]	Republic of Panama	4.500%	5/15/47	11,543	13,736
[4]	Republic of Panama	4.500%	4/16/50	15,318	18,152
[4]	Republic of Panama	4.300%	4/29/53	13,850	16,153
[4]	Republic of Panama	3.870%	7/23/60	3,000	3,225
	Republic of Peru	7.350%	7/21/25	900	1,137
	Republic of Peru	4.125%	8/25/27	2,300	2,572
	Republic of Peru	2.844%	6/20/30	8,050	8,327
	Republic of Peru	8.750%	11/21/33	27,093	44,678
[4]	Republic of Peru	6.550%	3/14/37	10,180	14,871
	Republic of Peru	5.625%	11/18/50	24,583	35,666
	Republic of Poland	5.125%	4/21/21	14,650	15,253
	Republic of Poland	5.000%	3/23/22	19,385	20,688
	Republic of Poland	3.000%	3/17/23	24,675	25,407
	Republic of Poland	4.000%	1/22/24	17,000	18,296
	Republic of Poland	3.250%	4/6/26	14,350	15,192
	Republic of the Philippines	4.000%	1/15/21	22,275	22,690
	Republic of the Philippines	4.200%	1/21/24	8,200	8,831
	Republic of the Philippines	9.500%	10/21/24	2,170	2,891
	Republic of the Philippines	10.625%	3/16/25	8,525	12,031
	Republic of the Philippines	5.500%	3/30/26	9,350	11,091
	Republic of the Philippines	3.000%	2/1/28	28,000	29,082
	Republic of the Philippines	3.750%	1/14/29	14,000	15,443
	Republic of the Philippines	9.500%	2/2/30	16,750	26,716
	Republic of the Philippines	7.750%	1/14/31	13,300	19,651
	Republic of the Philippines	6.375%	1/15/32	10,004	13,618
	Republic of the Philippines	6.375%	10/23/34	16,540	23,487
	Republic of the Philippines	5.000%	1/13/37	8,950	11,422
	Republic of the Philippines	3.950%	1/20/40	27,399	31,259
	Republic of the Philippines	3.700%	3/1/41	17,608	19,941
	Republic of the Philippines	3.700%	2/2/42	16,288	18,348
[7]	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	539
	State of Israel	4.000%	6/30/22	8,200	8,619
	State of Israel	3.150%	6/30/23	2,400	2,496
	State of Israel	2.875%	3/16/26	30,400	31,691
	State of Israel	3.250%	1/17/28	11,800	12,649
	State of Israel	4.500%	1/30/43	8,980	10,694
	State of Israel	4.125%	1/17/48	10,825	12,351
	Svensk Exportkredit AB	1.750%	3/10/21	15,500	15,498
	Svensk Exportkredit AB	2.375%	4/9/21	3,700	3,729
	Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,234
	Svensk Exportkredit AB	1.625%	9/12/21	20,900	20,871
	Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,050
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,643
	Svensk Exportkredit AB	1.625%	11/14/22	8,800	8,780
	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,696
	Syngenta Finance NV	3.125%	3/28/22	9,895	9,972
	United Mexican States	3.625%	3/15/22	42,212	43,480

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United Mexican States	8.000%	9/24/22	360	419
United Mexican States	4.000%	10/2/23	15,073	15,879
United Mexican States	3.600%	1/30/25	23,936	25,009
United Mexican States	4.125%	1/21/26	25,790	27,453
United Mexican States	4.150%	3/28/27	34,155	36,501
United Mexican States	3.750%	1/11/28	29,400	30,473
United Mexican States	4.500%	4/22/29	23,100	25,314
United Mexican States	8.300%	8/15/31	4,390	6,496
United Mexican States	7.500%	4/8/33	4,100	5,780
United Mexican States	6.750%	9/27/34	6,810	9,299
United Mexican States	6.050%	1/11/40	26,002	33,688
United Mexican States	4.750%	3/8/44	55,133	60,699
United Mexican States	5.550%	1/21/45	12,525	15,347
United Mexican States	4.600%	1/23/46	22,691	24,461
United Mexican States	4.350%	1/15/47	22,860	23,933
United Mexican States	4.600%	2/10/48	18,596	20,179
[4] United Mexican States	4.500%	1/31/50	14,200	15,358
United Mexican States	5.750%	10/12/10	31,437	36,977
Total Sovereign Bonds (Cost $7,453,418)				7,787,129
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,195	2,246
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	3,310
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	3,625	5,673
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	400	555
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	6,245	8,616
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	1,230	1,643
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,158
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,850	4,879
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,785	2,614
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	19,869
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	4,099
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	11,200
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	9,024
California GO	2.800%	4/1/21	8,000	8,104
California GO	5.700%	11/1/21	14,805	15,847
California GO	2.367%	4/1/22	9,245	9,374
California GO	3.375%	4/1/25	4,225	4,487
California GO	2.650%	4/1/26	5,000	5,115
California GO	3.500%	4/1/28	5,500	5,922
California GO	4.500%	4/1/33	8,800	9,899

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	7.500%	4/1/34	14,855	22,369
California GO	4.600%	4/1/38	11,425	12,659
California GO	7.550%	4/1/39	17,345	27,822
California GO	7.300%	10/1/39	11,735	17,920
California GO	7.350%	11/1/39	11,190	17,189
California GO	7.625%	3/1/40	14,230	22,785
California GO	7.600%	11/1/40	20,015	33,039
California State University Systemwide Revenue	3.899%	11/1/47	2,325	2,544
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	868
Chicago IL GO	7.045%	1/1/29	4,950	5,433
Chicago IL GO	7.375%	1/1/33	2,050	2,456
Chicago IL GO	5.432%	1/1/42	2,500	2,581
Chicago IL GO	6.314%	1/1/44	2,400	2,728
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	6,685
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,570	2,257
Chicago IL O’Hare International Airport Revenue	4.472%	1/1/49	6,655	8,030
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,475	3,239
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,532
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	5,318
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	2,500	2,663
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,050	5,418
Connecticut GO	5.632%	12/1/29	1,610	1,955
Connecticut GO	5.090%	10/1/30	800	920
Connecticut GO	5.850%	3/15/32	9,890	12,736
Cook County IL GO	6.229%	11/15/34	2,695	3,527
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,120
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,636
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,914
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,646
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,575
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	2,500	2,467
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	3,538
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	12,497
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	8,750	11,496
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	2,390	3,280
Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	5,000	5,060
George Washington University	4.300%	9/15/44	1,575	1,822
George Washington University	4.868%	9/15/45	39	49
George Washington University	4.126%	9/15/48	8,046	9,270

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	7,223	9,726
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,644	9,151
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,072	6,856
	Houston TX GO	6.290%	3/1/32	11,795	14,222
	Illinois GO	4.950%	6/1/23	1,855	1,935
	Illinois GO	5.100%	6/1/33	54,770	59,044
	Illinois GO	6.630%	2/1/35	5,475	6,420
	Illinois GO	6.725%	4/1/35	3,550	4,167
	Illinois GO	7.350%	7/1/35	5,800	7,040
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,602
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,527
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,678
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	2,750	3,249
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	169
[11]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,516
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,605	7,560
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,220
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	600	613
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	10,247
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	735	1,180
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,299
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	19,107
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,446
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,375	8,231
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,387
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,121
	Massachusetts GO	4.200%	12/1/21	8,085	8,329
	Massachusetts GO	4.500%	8/1/31	350	406
	Massachusetts GO	5.456%	12/1/39	5,250	6,814
	Massachusetts GO	2.813%	9/1/43	7,000	6,663
	Massachusetts GO	2.900%	9/1/49	3,425	3,233
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,670
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	2,799
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,407

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,200
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	7,452
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,590
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	3,150	3,138
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	7,000	6,984
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,223
	Mississippi GO	5.245%	11/1/34	2,020	2,507
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,678
[12]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,540
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	3,385	3,371
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,370	5,327
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,829
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,823
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,686
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	17,271
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	25,546
	New York City NY GO	6.646%	12/1/31	100	104
	New York City NY GO	6.246%	6/1/35	950	965
	New York City NY GO	5.517%	10/1/37	3,225	4,143
	New York City NY GO	6.271%	12/1/37	5,425	7,527
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	580	812
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,121
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,442
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	507
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,362
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	13,169
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,990	20,373
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	800	814
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	3,200	3,251
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,634
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,821

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,364
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	15,020
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,255
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	9,027
	New York State Dormitory Authority Revenue	3.142%	7/1/43	2,085	2,067
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,100	2,101
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,150	1,415
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	3,905
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,100	2,108
	New York State Thruway Authority	2.900%	1/1/35	2,050	2,043
	New York State Thruway Authority	3.500%	1/1/42	1,500	1,494
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,267
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,880
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,225	11,335
	NYU Langone Hospitals	5.750%	7/1/43	3,100	4,116
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	2,007
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	4,995
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	6,884
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,284
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,100	2,798
	Oregon GO	5.762%	6/1/23	507	545
	Oregon GO	5.892%	6/1/27	8,130	9,635
[11]	Oregon School Boards Association GO	5.528%	6/30/28	375	442
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,947	2,247
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,050	4,028
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,653
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	6,541
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,080	4,111
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	6,491
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,731
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	2,033

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	5,560	7,203
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	18,410	22,563
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	9,303
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	4,089
Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	104
Princeton University	5.700%	3/1/39	6,600	9,157
Regents of the University of California Revenue	3.063%	7/1/25	9,060	9,487
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	2,176
Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,782
Rutgers State University New Jersey Revenue	3.915%	5/1/19	2,395	2,357
Rutgers The State University of New Jersey	3.270%	5/1/43	1,050	1,039
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	8,282
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	3,022
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,024
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,271
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	9,626
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,634
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,540
San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	8,770
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,810
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,700
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,146
South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,760	2,766
South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	10,294
Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	2,825	2,751
Texas GO	5.517%	4/1/39	7,690	10,381
Texas GO	3.211%	4/1/44	4,370	4,414
Texas Private Activity Surface Transportation Corp. Revenue	3.922%	12/31/49	6,075	6,107
Texas Transportation Commission Revenue	5.178%	4/1/30	4,350	5,237
Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,014
University of California Regents Medical Center Revenue	6.548%	5/15/48	4,925	7,112
University of California Regents Medical Center Revenue	6.583%	5/15/49	1,180	1,699
University of California Revenue	4.601%	5/15/31	8,330	9,519

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.770%	5/15/43	5,790	7,674
University of California Revenue	5.946%	5/15/45	5,510	7,386
University of California Revenue	4.858%	5/15/12	8,768	10,809
University of California Revenue	4.767%	5/15/15	2,975	3,594
University of Nebraska Student Fee Revenue	3.037%	10/1/49	1,740	1,682
University of North Carolina University System Revenue	3.327%	12/1/36	90	95
University of Pittsburgh-of the Commonwealth System of Higher Education	3.555%	9/15/19	11,425	11,078
University of Southern California	5.250%	10/1/11	1,840	2,591
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	4,400	4,636
University of Texas Revenue	3.354%	8/15/47	2,375	2,474
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,700	2,108
University of Virginia Revenue	4.179%	9/1/17	2,100	2,480
Utah GO	4.554%	7/1/24	7,680	8,131
Utah GO	3.539%	7/1/25	4,400	4,620
Washington GO	5.140%	8/1/40	3,320	4,238
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,050
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,166
[11] Wisconsin GO	5.700%	5/1/26	2,780	3,122
Total Taxable Municipal Bonds (Cost $1,097,423)				1,255,056

			Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
[13] Vanguard Market Liquidity Fund (Cost $4,591,301)	1.816%		45,909,736	4,591,433
Total Investments (101.9%) (Cost $195,270,879)				202,284,884

				Amount
				($000)
Other Assets and Liabilities (-1.9%)
Other Assets
Investment in Vanguard				8,658
Receivables for Investment Securities Sold				523,755
Receivables for Accrued Income				1,168,575
Receivables for Capital Shares Issued				1,442,502
Total Other Assets				3,143,490
Liabilities
Payables for Investment Securities Purchased				(6,860,903)
Payables for Capital Shares Redeemed				(76,878)
Payables to Vanguard				(27,822)
Other Liabilities				(28,407)
Total Liabilities				(6,994,010)
Net Assets (100%)				198,434,364

Total Bond Market II Index Fund

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	191,877,605
Total Distributable Earnings (Loss)	6,556,759
Net Assets	198,434,364

Investor Shares—Net Assets
Applicable to 10,584,140,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,505,049
Net Asset Value Per Share—Investor Shares	$11.01

Institutional Shares—Net Assets
Applicable to 7,443,098,238 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,929,315
Net Asset Value Per Share—Institutional Shares	$11.01

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $10,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $1,721,893,000, representing 0.9% of net assets.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

REIT—Real Estate Investment Trust.

TBA—To Be Announced.

UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	5,105,617
Total Income	5,105,617
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,121
Management and Administrative—Investor Shares	76,667
Management and Administrative—Institutional Shares	9,049
Marketing and Distribution—Investor Shares	13,235
Marketing and Distribution—Institutional Shares	2,960
Custodian Fees	430
Auditing Fees	217
Shareholders’ Reports—Investor Shares	914
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	83
Total Expenses	109,676
Net Investment Income	4,995,941
Realized Net Gain (Loss)
Investment Securities Sold[1]	564,657
Futures Contracts	64
Realized Net Gain (Loss)	564,721
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	9,216,254
Net Increase (Decrease) in Net Assets Resulting from Operations	14,776,916

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $72,786,000, ($155,000), and $116,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,995,941	4,326,729
Realized Net Gain (Loss)	564,721	(1,013,441)
Change in Unrealized Appreciation (Depreciation)	9,216,254	(3,386,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,776,916	(73,351)
Distributions
Net Investment Income
Investor Shares	(2,917,920)	(2,561,096)
Institutional Shares	(2,080,517)	(1,765,020)
Realized Capital Gain[1]
Investor Shares	—	(702)
Institutional Shares	—	(468)
Total Distributions	(4,998,437)	(4,327,286)
Capital Share Transactions
Investor Shares	19,065,128	5,111,918
Institutional Shares	15,483,598	4,913,765
Net Increase (Decrease) from Capital Share Transactions	34,548,726	10,025,683
Total Increase (Decrease)	44,327,205	5,625,046
Net Assets
Beginning of Period	154,107,159	148,482,113
End of Period	198,434,364	154,107,159

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended December 31,
Throughout Each Period	2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$10.42	$10.72		$10.61	$10.60	$10.84
Investment Operations
Net Investment Income	.299[1]	.285[1]		.259[1]	.251	.248
Net Realized and Unrealized Gain (Loss) on Investments	.590	(.301)		.112	.022	(.216)
Total from Investment Operations	.889	(.016)		.371	.273	.032
Distributions
Dividends from Net Investment Income	(.299)	(.284)		(.259)	(.252)	(.248)
Distributions from Realized Capital Gains	—	(.000)	[2]	(.002)	(.011)	(.024)
Total Distributions	(.299)	(.284)		(.261)	(.263)	(.272)
Net Asset Value, End of Period	$11.01	$10.42		$10.72	$10.61	$10.60

Total Return[3]	8.62%	-0.10%		3.53%	2.55%	0.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,505	$91,653		$89,183	$68,381	$55,392
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%		0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.76%	2.74%		2.42%	2.31%	2.30%
Portfolio Turnover Rate[4]	66%	90%		80%	88%	116%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes 12%, 22%, 26%, 24%, and 46% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended December 31,
Throughout Each Period	2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$10.42	$10.72		$10.61	$10.60	$10.84
Investment Operations
Net Investment Income	.306[1]	.292[1]		.267[1]	.259	.256
Net Realized and Unrealized Gain (Loss) on Investments	.591	(.300)		.112	.022	(.216)
Total from Investment Operations	.897	(.008)		.379	.281	.040
Distributions
Dividends from Net Investment Income	(.307)	(.292)		(.267)	(.260)	(.256)
Distributions from Realized Capital Gains	—	(.000)	[2]	(.002)	(.011)	(.024)
Total Distributions	(.307)	(.292)		(.269)	(.271)	(.280)
Net Asset Value, End of Period	$11.01	$10.42		$10.72	$10.61	$10.60

Total Return	8.69%	-0.03%		3.60%	2.62%	0.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,929	$62,455		$59,299	$45,632	$36,760
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%		0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.81%		2.49%	2.38%	2.37%
Portfolio Turnover Rate[3]	66%	90%		80%	88%	116%

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Includes 12%, 22%, 26%, 24%, and 46% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. “Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2019.

Total Bond Market II Index Fund

3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2019, counterparties had deposited in segregated accounts securities with a value of $290,000 and cash of $538,000 in connection with TBA transactions.

4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Total Bond Market II Index Fund

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $8,658,000, representing less than 0.01% of the fund’s net assets and 3.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total Bond Market II Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	132,054,986	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,914,471	—
Corporate Bonds	—	51,681,809	—
Sovereign Bonds	—	7,787,129	—
Taxable Municipal Bonds	—	1,255,056	—
Temporary Cash Investments	4,591,433	—	—
Total	4,591,433	197,693,451	—

D.     Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	14,845
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(450,502)
Net Unrealized Gains (Losses)	7,014,005

*The fund used capital loss carryforwards of $564,721,000 to offset taxable capital gains realized during the year ended December 31, 2019.

Total Bond Market II Index Fund

As of December 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	195,270,879
Gross Unrealized Appreciation	7,378,338
Gross Unrealized Depreciation	(364,333)
Net Unrealized Appreciation (Depreciation)	7,014,005

E.     During the year ended December 31, 2019, the fund purchased $18,042,432,000 of investment securities and sold $11,481,660,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $134,598,096,000 and $105,562,238,000, respectively. Total purchases and sales include $188,897,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.     Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	29,630,647	2,753,458	23,426,764	2,241,968
Issued in Lieu of Cash Distributions	2,917,920	269,056	2,561,333	246,590
Redeemed	(13,483,439)	(1,237,620)	(20,876,179)	(2,009,410)
Net Increase (Decrease)—Investor Shares	19,065,128	1,784,894	5,111,918	479,148
Institutional Shares
Issued	22,527,089	2,091,754	17,616,748	1,688,890
Issued in Lieu of Cash Distributions	2,080,517	191,787	1,765,457	169,972
Redeemed	(9,124,008)	(836,386)	(14,468,440)	(1,395,053)
Net Increase (Decrease)—Institutional Shares	15,483,598	1,447,155	4,913,765	463,809

G.    Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Total Bond Market II Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 87.1% of income dividends are interest-related dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market II Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market II Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market II Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market II Index Fund or the owners of the Total Bond Market II Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market II Index Fund. Investors acquire the Total Bond Market II Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market II Index Fund. The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market II Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market II Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market II Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market II Index Fund.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6350 022020

Annual Report | December 31, 2019 Vanguard Inflation-Protected Securities Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

Advisor’s Report	3

About Your Fund’s Expenses	6

Performance Summary	8

Financial Statements	11

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

1

Your Fund’s Performance at a Glance

•    For the 12 months ended December 31, 2019, Vanguard Inflation-Protected Securities Fund returned 8.06% for Investor Shares, 8.16% for Admiral Shares, and 8.18% for Institutional Shares. Those results were weaker than the 8.43% return of the fund’s benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index.

•    Despite global and domestic central bank easing during 2019, U.S. inflation readings declined. Monthly figures for year-on-year change in the U.S. Core Personal Consumption Expenditures Price Index moved up and down during the period, finishing the period at 1.6% compared with 1.9% a year earlier.

•    Yields of both nominal Treasuries and Treasury Inflation-Protected Securities (TIPS) fell across the maturity spectrum, pushing up prices and contributing to strong returns for both types of bonds. The real yield of 10-year TIPS, for example, declined from 0.97% to 0.13%, while the comparable yield for its 30-year counterpart fell from 1.21% to 0.57%.

•    Much of the fund’s underperformance stemmed from unexpected shifts in inflation expectations and the yield curve in early 2019, and from tactical allocation decisions that did not pay off.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

2

Advisor’s Report

For the 12 months ended December 31, 2019, falling bond yields and rising prices led to strong returns across the fixed income market, including Treasury Inflation-Protected Securities (TIPS).

Investor Shares of Vanguard Inflation-Protected Securities Fund returned 8.06%, while lower-cost Admiral Shares returned 8.16% and Institutional Shares returned 8.18%. The fund lagged its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, which returned 8.43%.

The broad investment-grade bond market returned 8.87%, and “nominal” Treasury securities, which don’t include an automatic adjustment for inflation, returned 6.86%, according to the Bloomberg Barclays U.S. Aggregate Float Adjusted Index.

The 30-day SEC yield for all three share classes declined more than 80 basis points. (A basis point is one-hundredth of a percentage point.)

Investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the period. At the start of 2019, further signs of a global slowdown and tepid inflation led to a shift toward lower inflation expectations. This in turn caused the major central banks to adopt a more accommodative monetary stance.

For the first quarter of 2019, gross domestic product—the broadest measure of economic activity—expanded at an annual rate of about 3% after adjusting for inflation. Its pace of growth then slowed amid weaker business confidence, trade disputes, and lessening effects from tax cuts. The unemployment rate ended the period at a half-century low of 3.5%, a trend that helped keep consumers spending, but the pace of job gains softened. Inflation remained tame. The annualized core consumer price index (which excludes the volatile food and energy segments) remained at or a little above 2%.

After raising rates four times in 2018, the Federal Reserve began to reverse gears in March with an announcement that it would end its balance-sheet drawdown. It went on to lower the federal funds rate in August, September, and October. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to

Yields of U.S. Treasury Inflation-Protected Securities
(Real Yields)
	December 31,	December 31,
Maturity	2018	2019
5 Years	0.99%	–0.02%
10 Years	0.97	0.13
30 Years	1.21	0.57
Source: Bloomberg.

3

cushion the effects of trade policies and prolong an economic expansion already in its 11th year.

Rate cuts and slowing growth contributed to declines in yields across the maturity spectrum. The U.S. Treasury yield curve was inverted for part of the period—yields of shorter-term bonds were higher than those of longer-term bonds—but finished the year displaying a more typical upward slope.

The real yield of 10-year TIPS fell from 0.97% to 0.13% in 2019. Over the same period, the 10-year breakeven inflation rate edged higher, from 1.72% to 1.79%, implying an equivalent modest uptick in the market’s inflation expectation for the coming decade.

The market structure improved. With the U.S. fiscal deficit rising, the Treasury Department increased TIPS issuance, helping to make this segment of the market more liquid. The additional supply was easily absorbed by demand from TIPS mutual funds and, late in the year, the Fed’s renewed balance-sheet expansion.

Management of the portfolio

In the early part of the year, we increased our allocation to short-term TIPS. We were of the view that the Fed would call an end to its hiking cycle early in 2019 and that the yield curve would steepen. Our call about the Fed was right, but yields of longer-dated TIPS fell more quickly than the yields of our overweight position, and the yield curve inverted further amid escalating concern about the risk of a global recession.

Another move we made early in the period was to reduce our exposure to nominal Treasury bonds, securities we hold when they appear to offer relative value compared with TIPS. Global growth appeared to be slowing but was still decent, and there seemed to be enough easing in financial conditions that we expected to see some stabilization in both inflation and inflation expectations, which would benefit TIPS. While inflation did stabilize, the Fed was slow to begin cutting rates, and along with a rise in fears of a global recession, inflation expectations actually fell, which caused TIPS to underperform nominal Treasuries for the first part of the year.

Security selection was modestly positive. Some micro dislocations went through the market, providing us with opportunities to buy certain securities and sell others in order to capture a little excess return for the fund.

The duration of the fund (a measure in years of a portfolio’s sensitivity to changes in interest rates) is structurally longer than that of its benchmark. Given the decline in interest rates that occurred during the period, this difference helped the fund’s performance relative to its benchmark.

4

Outlook

Global growth is set to keep softening, owing in part to trade tensions and policy uncertainty. The U.S. economy may fall below 2% trend growth in 2020, according to our economists in Vanguard Investment Strategy Group.

Other major economies are likely to see a deceleration as well. China, the world’s second-largest economy, is expected to grow at a pace around 6%—and possibly lower than that without further stimulus. In the euro area, growth may stay weak at about 1%.

This backdrop, along with modest wage gains and structural factors like technology advancements and globalization, is unlikely to support a sustained rebound in inflation, although we could see a cyclical upswing in the first half of this year.

Inflation expectations should rebound as a result. They will likely trend closer to the Fed’s preferred objective of 2.0%, but— given the structural forces still in play—not much higher.

Going forward, we may see bouts of volatility related to inflation and interest rate expectations, but it’s worth restating that investors should look beyond short-term market movements and adhere to a long-term investment plan. Even in a low-yield bond environment, TIPS can play a useful role as a diversifier, as they provide a hedge against an unexpected increase in inflation. And even if inflation remains low, there is the potential for principal appreciation if yields fall.

Whatever the markets may bring, our experienced team of credit analysts, traders, quantitative analysts, and risk managers will continue to seek out opportunities to add to the fund’s performance.

Gemma Wright-Casparius, Principal

Vanguard Fixed Income Group

January 23, 2020

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,018.85	$1.02
Admiral™ Shares	1,000.00	1,019.39	0.51
Institutional Shares	1,000.00	1,019.72	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

7

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Investor Shares	8.06%	2.35%	3.15%	$13,633
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	8.43	2.62	3.36	13,919
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	3.05	3.75	14,445

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Admiral Shares	8.16%	2.45%	3.25%	$68,863
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	8.43	2.62	3.36	69,596
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	3.05	3.75	72,224

See Financial Highlights for dividend and capital gains information.

8

Inflation-Protected Securities Fund

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Institutional Shares	8.18%	2.48%	3.28%	$6,907,572
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	8.43	2.62	3.36	6,959,641
Bloomberg Barclays U.S. Aggregate Bond Index	8.72	3.05	3.75	7,222,447

9

Inflation-Protected Securities Fund

Sector Diversification

As of December 31, 2019

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

10

Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.4%)
U.S. Government Securities (97.4%)
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	455,499	540,889
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	803,500	870,546
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	732,801	846,132
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	827,671	940,495
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	940,000	993,296
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	792,019	890,073
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	872,330	972,570
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	960,000	1,010,144
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	877,936	984,498
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	871,256	981,499
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	665,000	689,573
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	878,771	958,374
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	450,000	453,905
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	895,300	981,575
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	461,651	702,649
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	839,844	930,183
1	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	779,522	870,248
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	339,727	489,702
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	736,304	793,341
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	724,439	783,720
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	292,047	430,100
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	715,000	767,599
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	754,000	807,172
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	308,866	426,245
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	197,575	402,090
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	701,000	756,525
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	570,000	617,241
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	307,170	443,661
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	228,242	476,770
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	660,000	670,958
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	108,029	215,383
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	169,656	264,273
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	231,258	358,341
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	403,145	477,723
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	296,755	336,631
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	456,735	595,822
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	512,400	581,939
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	319,302	381,962
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	344,100	393,782
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	366,000	423,430

11

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	307,000	349,337
United States Treasury Note/Bond	2.625%	1/31/26	35,000	36,684
United States Treasury Note/Bond	2.375%	4/30/26	160,000	165,501
United States Treasury Note/Bond	2.125%	5/31/26	35,000	35,673
United States Treasury Note/Bond	1.875%	7/31/26	20,000	20,069
United States Treasury Note/Bond	1.375%	8/31/26	125,000	121,485
Total U.S. Government and Agency Obligations (Cost $25,980,576)				27,239,808

			Shares
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
2	Vanguard Market Liquidity Fund
	(Cost $653,610)	1.816%	6,535,456	653,611
Total Investments (99.8%) (Cost $26,634,186)				27,893,419

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	1,266
Receivables for Investment Securities Sold	449,504
Receivables for Accrued Income	79,527
Receivables for Capital Shares Issued	30,845
Variation Margin Receivable—Futures Contracts	435
Other Assets	447
Total Other Assets	562,024
Liabilities
Payables for Investment Securities Purchased	(102,506)
Payables for Capital Shares Redeemed	(375,040)
Payables to Vanguard	(14,866)
Variation Margin Payable—Futures Contracts	(352)
Options Written, at Value[3]	(401)
Total Liabilities	(493,165)
Net Assets (100%)	27,962,278

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	26,923,001
Total Distributable Earnings (Loss)	1,039,277
Net Assets	27,962,278

Investor Shares—Net Assets
Applicable to 258,127,902 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,401,995
Net Asset Value Per Share—Investor Shares	$13.18

12

Inflation-Protected Securities Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 553,047,766 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,310,452
Net Asset Value Per Share—Admiral Shares	$25.88

Institutional Shares—Net Assets
Applicable to 972,382,884 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,249,831
Net Asset Value Per Share—Institutional Shares	$10.54

•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,412,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes premiums received of $944,000.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury Note Futures Contracts	1/30/20	2,334	$107.750	502,977	(401)
Total Options Written (Premiums Received $944)					(401)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	March 2020	3,006	386,036	376
2-Year U.S. Treasury Note	March 2020	1,423	306,657	(190)
				186

  See accompanying Notes, which are an integral part of the Financial Statements.

13

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Interest[1]	677,803
Total Income	677,803
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,758
Management and Administrative—Investor Shares	6,020
Management and Administrative—Admiral Shares	11,047
Management and Administrative—Institutional Shares	5,225
Marketing and Distribution—Investor Shares	348
Marketing and Distribution—Admiral Shares	864
Marketing and Distribution—Institutional Shares	388
Custodian Fees	25
Auditing Fees	38
Shareholders’ Reports—Investor Shares	94
Shareholders’ Reports—Admiral Shares	168
Shareholders’ Reports—Institutional Shares	138
Trustees’ Fees and Expenses	15
Total Expenses	28,128
Net Investment Income	649,675
Realized Net Gain (Loss)
Investment Securities Sold[1]	12,995
Futures Contracts	(49,907)
Options Purchased	(2,252)
Options Written	4,008
Realized Net Gain (Loss)	(35,156)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,535,251
Futures Contracts	7,480
Options Purchased	355
Options Written	1,611
Change in Unrealized Appreciation (Depreciation)	1,544,697
Net Increase (Decrease) in Net Assets Resulting from Operations	2,159,216

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,771,000, ($85,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

  See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	649,675	854,804
Realized Net Gain (Loss)	(35,156)	(151,047)
Change in Unrealized Appreciation (Depreciation)	1,544,697	(1,096,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,159,216	(393,063)
Distributions
Net Investment Income
Investor Shares	(75,706)	(110,279)
Admiral Shares	(324,071)	(431,576)
Institutional Shares	(241,760)	(308,354)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(641,537)	(850,209)
Capital Share Transactions
Investor Shares	(317,944)	(441,433)
Admiral Shares	(119,658)	375,009
Institutional Shares	104,464	523,950
Net Increase (Decrease) from Capital Share Transactions	(333,138)	457,526
Total Increase (Decrease)	1,184,541	(785,746)
Net Assets
Beginning of Period	26,777,737	27,563,483
End of Period	27,962,278	26,777,737

  See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.47	$13.04	$12.98	$12.84	$13.18
Investment Operations
Net Investment Income	.290[1]	.379[1]	.310[1]	.263	.098
Net Realized and Unrealized Gain (Loss) on Investments	.713	(.572)	.053	.315	(.339)
Total from Investment Operations	1.003	(.193)	.363	.578	(.241)
Distributions
Dividends from Net Investment Income	(.293)	(.377)	(.303)	(.266)	(.098)
Distributions from Realized Capital Gains	—	—	—	(.017)	(.001)
Return of Capital	—	—	—	(.155)	—
Total Distributions	(.293)	(.377)	(.303)	(.438)	(.099)
Net Asset Value, End of Period	$13.18	$12.47	$13.04	$12.98	$12.84

Total Return[2]	8.06%	-1.49%	2.81%	4.52%	-1.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,402	$3,526	$4,139	$4,496	$4,746
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.24%	2.96%	2.38%	1.99%	0.72%
Portfolio Turnover Rate	26%	27%	22%	27%[3]	43%[3]

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

  See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.48	$25.60	$25.48	$25.21	$25.87
Investment Operations
Net Investment Income	.600[1]	.767[1]	.640[1]	.544	.221
Net Realized and Unrealized Gain (Loss) on Investments	1.394	(1.122)	.097	.615	(.658)
Total from Investment Operations	1.994	(.355)	.737	1.159	(.437)
Distributions
Dividends from Net Investment Income	(.594)	(.765)	(.617)	(.541)	(.220)
Distributions from Realized Capital Gains	—	—	—	(.034)	(.003)
Return of Capital	—	—	—	(.314)	—
Total Distributions	(.594)	(.765)	(.617)	(.889)	(.223)
Net Asset Value, End of Period	$25.88	$24.48	$25.60	$25.48	$25.21

Total Return[2]	8.16%	-1.39%	2.91%	4.62%	-1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,310	$13,661	$13,917	$12,205	$10,533
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.34%	3.06%	2.48%	2.09%	0.82%
Portfolio Turnover Rate	26%	27%	22%	27%[3]	43%[3]

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

  See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.97	$10.43	$10.38	$10.27	$10.54
Investment Operations
Net Investment Income	.249[1]	.317[1]	.263[1]	.224	.093
Net Realized and Unrealized Gain (Loss) on Investments	.565	(.462)	.043	.250	(.269)
Total from Investment Operations	.814	(.145)	.306	.474	(.176)
Distributions
Dividends from Net Investment Income	(.244)	(.315)	(.256)	(.221)	(.093)
Distributions from Realized Capital Gains	—	—	—	(.014)	(.001)
Return of Capital	—	—	—	(.129)	—
Total Distributions	(.244)	(.315)	(.256)	(.364)	(.094)
Net Asset Value, End of Period	$10.54	$9.97	$10.43	$10.38	$10.27

Total Return	8.18%	-1.40%	2.97%	4.63%	-1.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,250	$9,591	$9,508	$8,637	$7,471
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.37%	3.09%	2.51%	2.12%	0.85%
Portfolio Turnover Rate	26%	27%	22%	27%[2]	43%[2]

1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

  See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented 8% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

19

Inflation-Protected Securities Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended December 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities which are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

Inflation-Protected Securities Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,266,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	27,239,808	—
Temporary Cash Investments	653,611	—	—
Liability for Options Written	(401)	—	—
Futures Contracts—Assets[1]	435	—	—
Futures Contracts—Liabilities[1]	(352)	—	—
Total	653,293	27,239,808	—
1 Represents variation margin on the last day of the reporting period.

21

Inflation-Protected Securities Fund

D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and the realization of unrealized gains or losses on certain futures contracts and options. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	10,373
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(216,946)
Net Unrealized Gains (Losses)	1,259,233

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,634,186
Gross Unrealized Appreciation	1,293,820
Gross Unrealized Depreciation	(34,587)
Net Unrealized Appreciation (Depreciation)	1,259,233

E.  During the year ended December 31, 2019, the fund purchased $7,054,232,000 of investment securities and sold $8,388,590,000 of investment securities, other than temporary cash investments.

22

Inflation-Protected Securities Fund

F.  Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	400,022	30,638	575,868	44,981
Issued in Lieu of Cash Distributions	70,691	5,362	102,571	8,120
Redeemed	(788,657)	(60,620)	(1,119,872)	(87,692)
Net Increase (Decrease)—Investor Shares	(317,944)	(24,620)	(441,433)	(34,591)
Admiral Shares
Issued	2,738,947	107,139	3,640,083	144,971
Issued in Lieu of Cash Distributions	287,999	11,127	381,317	15,388
Redeemed	(3,146,604)	(123,356)	(3,646,391)	(145,853)
Net Increase (Decrease)—Admiral Shares	(119,658)	(5,090)	375,009	14,506
Institutional Shares
Issued	2,209,384	212,420	2,770,435	270,952
Issued in Lieu of Cash Distributions	227,791	21,598	291,852	28,912
Redeemed	(2,332,711)	(223,645)	(2,538,337)	(249,678)
Net Increase (Decrease)—Institutional Shares	104,464	10,373	523,950	50,186

G.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 18, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

24

Special 2019 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 97.9% of income dividends are interest-related dividends.

25

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Inflation-Protected Securities Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Inflation-Protected Securities Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Inflation-Protected Securities Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Inflation-Protected Securities Fund or the owners of the Inflation-Protected Securities Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Inflation-Protected Securities Fund. Investors acquire the Inflation-Protected Securities Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Inflation-Protected Securities Fund. The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Inflation-Protected Securities Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Inflation-Protected Securities Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Inflation-Protected Securities Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Inflation-Protected Securities Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties.

26

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE INFLATION-PROTECTED SECURITIES FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

27

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2019: $446,000
Fiscal Year Ended December 31, 2018: $450,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2019: $9,568,215
Fiscal Year Ended December 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2019: $3,012,031
Fiscal Year Ended December 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2019: $0
Fiscal Year Ended December 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (67.5%)
U.S. Government Securities (65.5%)
United States Treasury Note/Bond	8.750%	5/15/20	65,535	67,204
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,787
United States Treasury Note/Bond	2.750%	11/30/20	32,852	33,175
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,106
United States Treasury Note/Bond	2.500%	12/31/20	127,365	128,399
United States Treasury Note/Bond	2.000%	1/15/21	454,286	455,917
United States Treasury Note/Bond	1.375%	1/31/21	85,899	85,644
United States Treasury Note/Bond	2.125%	1/31/21	32,250	32,411
United States Treasury Note/Bond	2.500%	1/31/21	160,232	161,684
United States Treasury Note/Bond	2.250%	2/15/21	126,197	127,025
United States Treasury Note/Bond	3.625%	2/15/21	25,493	26,047
United States Treasury Note/Bond	7.875%	2/15/21	250	267
United States Treasury Note/Bond	1.125%	2/28/21	354,402	352,297
United States Treasury Note/Bond	2.000%	2/28/21	85,350	85,710
United States Treasury Note/Bond	2.500%	2/28/21	200,096	202,065
United States Treasury Note/Bond	2.375%	3/15/21	198,759	200,437
United States Treasury Note/Bond	1.250%	3/31/21	1,253,591	1,247,712
United States Treasury Note/Bond	2.250%	3/31/21	166,928	168,180
United States Treasury Note/Bond	2.375%	4/15/21	54,041	54,556
United States Treasury Note/Bond	1.375%	4/30/21	188,407	187,819
United States Treasury Note/Bond	2.250%	4/30/21	218,231	220,038
United States Treasury Note/Bond	2.625%	5/15/21	266,914	270,541
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,408
United States Treasury Note/Bond	8.125%	5/15/21	190	207
United States Treasury Note/Bond	1.375%	5/31/21	514,165	512,479
United States Treasury Note/Bond	2.000%	5/31/21	25,783	25,920
United States Treasury Note/Bond	2.125%	5/31/21	190,108	191,444
United States Treasury Note/Bond	2.625%	6/15/21	196,577	199,404
United States Treasury Note/Bond	1.125%	6/30/21	377,817	375,161
United States Treasury Note/Bond	1.625%	6/30/21	201,817	201,849
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,159
United States Treasury Note/Bond	2.625%	7/15/21	75,555	76,712
United States Treasury Note/Bond	1.125%	7/31/21	103,255	102,464
United States Treasury Note/Bond	1.750%	7/31/21	244,955	245,491
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,363
United States Treasury Note/Bond	2.125%	8/15/21	120,173	121,149
United States Treasury Note/Bond	2.750%	8/15/21	170,710	173,778
United States Treasury Note/Bond	1.125%	8/31/21	618,413	613,484
United States Treasury Note/Bond	1.500%	8/31/21	75,605	75,475
United States Treasury Note/Bond	2.000%	8/31/21	48,289	48,599
United States Treasury Note/Bond	2.750%	9/15/21	128,762	131,216
United States Treasury Note/Bond	1.125%	9/30/21	548,868	544,323
United States Treasury Note/Bond	1.500%	9/30/21	157,844	157,573
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,675
United States Treasury Note/Bond	2.875%	10/15/21	181,199	185,220
United States Treasury Note/Bond	1.250%	10/31/21	864,836	859,431
United States Treasury Note/Bond	1.500%	10/31/21	543,029	542,182
United States Treasury Note/Bond	2.000%	10/31/21	38,630	38,908
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,740
United States Treasury Note/Bond	2.875%	11/15/21	265,152	271,367
United States Treasury Note/Bond	1.500%	11/30/21	46,280	46,208
United States Treasury Note/Bond	1.750%	11/30/21	306,779	307,641
United States Treasury Note/Bond	1.875%	11/30/21	26,069	26,212
United States Treasury Note/Bond	2.625%	12/15/21	200,180	204,090
United States Treasury Note/Bond	1.625%	12/31/21	239,360	239,621
United States Treasury Note/Bond	2.000%	12/31/21	214,378	216,052
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,465
United States Treasury Note/Bond	2.500%	1/15/22	248,720	253,112
United States Treasury Note/Bond	1.500%	1/31/22	89,500	89,346

1

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.875%	1/31/22	530,340	533,321
United States Treasury Note/Bond	2.000%	2/15/22	161,663	162,951
United States Treasury Note/Bond	2.500%	2/15/22	195,407	199,071
United States Treasury Note/Bond	1.750%	2/28/22	176,961	177,541
United States Treasury Note/Bond	1.875%	2/28/22	79,660	80,133
United States Treasury Note/Bond	2.375%	3/15/22	177,562	180,559
United States Treasury Note/Bond	1.750%	3/31/22	254,242	255,117
United States Treasury Note/Bond	1.875%	3/31/22	394,170	396,570
United States Treasury Note/Bond	2.250%	4/15/22	181,635	184,247
United States Treasury Note/Bond	1.750%	4/30/22	379,134	380,438
United States Treasury Note/Bond	1.875%	4/30/22	160,194	161,195
United States Treasury Note/Bond	1.750%	5/15/22	222,660	223,390
United States Treasury Note/Bond	2.125%	5/15/22	260,496	263,630
United States Treasury Note/Bond	1.750%	5/31/22	314,855	315,985
United States Treasury Note/Bond	1.875%	5/31/22	15,000	15,098
United States Treasury Note/Bond	1.750%	6/15/22	150,771	151,312
United States Treasury Note/Bond	1.750%	6/30/22	69,830	70,092
United States Treasury Note/Bond	2.125%	6/30/22	54,730	55,431
United States Treasury Note/Bond	1.750%	7/15/22	96,605	96,937
United States Treasury Note/Bond	1.875%	7/31/22	229,394	230,899
United States Treasury Note/Bond	2.000%	7/31/22	212,520	214,611
United States Treasury Note/Bond	1.500%	8/15/22	217,455	216,876
United States Treasury Note/Bond	1.625%	8/15/22	131,447	131,509
United States Treasury Note/Bond	1.625%	8/31/22	475,501	475,648
United States Treasury Note/Bond	1.875%	8/31/22	228,867	230,442
United States Treasury Note/Bond	1.500%	9/15/22	233,725	233,068
United States Treasury Note/Bond	1.750%	9/30/22	103,585	103,957
United States Treasury Note/Bond	1.875%	9/30/22	193,712	195,105
United States Treasury Note/Bond	1.375%	10/15/22	486,110	482,921
United States Treasury Note/Bond	1.875%	10/31/22	10,915	10,990
United States Treasury Note/Bond	2.000%	10/31/22	203,144	205,271
United States Treasury Note/Bond	1.625%	11/15/22	310,263	310,359
United States Treasury Note/Bond	2.000%	11/30/22	422,160	426,643
United States Treasury Note/Bond	1.625%	12/15/22	198,675	198,768
United States Treasury Note/Bond	2.125%	12/31/22	431,477	437,815
United States Treasury Note/Bond	1.750%	1/31/23	39,330	39,477
United States Treasury Note/Bond	2.375%	1/31/23	454,278	464,499
United States Treasury Note/Bond	2.000%	2/15/23	35,000	35,388
United States Treasury Note/Bond	1.500%	2/28/23	366,606	365,118
United States Treasury Note/Bond	2.625%	2/28/23	551,203	567,998
United States Treasury Note/Bond	1.500%	3/31/23	176,205	175,490
United States Treasury Note/Bond	2.500%	3/31/23	281,875	289,539
United States Treasury Note/Bond	1.625%	4/30/23	79,135	79,086
United States Treasury Note/Bond	2.750%	4/30/23	30,990	32,099
United States Treasury Note/Bond	1.750%	5/15/23	382,650	383,905
United States Treasury Note/Bond	1.625%	5/31/23	220,100	219,997
United States Treasury Note/Bond	2.750%	5/31/23	213,123	220,849
United States Treasury Note/Bond	1.375%	6/30/23	90,000	89,185
United States Treasury Note/Bond	2.625%	6/30/23	341,252	352,609
United States Treasury Note/Bond	1.250%	7/31/23	69,648	68,669
United States Treasury Note/Bond	2.750%	7/31/23	165,108	171,377
United States Treasury Note/Bond	2.500%	8/15/23	389,900	401,414
United States Treasury Note/Bond	1.375%	8/31/23	204,880	202,895
United States Treasury Note/Bond	2.750%	8/31/23	244,140	253,561
United States Treasury Note/Bond	1.375%	9/30/23	118,075	116,858
United States Treasury Note/Bond	2.875%	9/30/23	421,764	440,284
United States Treasury Note/Bond	1.625%	10/31/23	10,000	9,984
United States Treasury Note/Bond	2.875%	10/31/23	150,867	157,585
United States Treasury Note/Bond	2.750%	11/15/23	465,537	484,233
United States Treasury Note/Bond	2.125%	11/30/23	230,360	234,320
United States Treasury Note/Bond	2.875%	11/30/23	117,469	122,792
United States Treasury Note/Bond	2.250%	12/31/23	53,392	54,585
United States Treasury Note/Bond	2.625%	12/31/23	167,648	173,804
United States Treasury Note/Bond	2.250%	1/31/24	154,680	158,160

2

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.500%	1/31/24	319,655	330,043
	United States Treasury Note/Bond	2.750%	2/15/24	299,077	311,787
	United States Treasury Note/Bond	2.125%	2/29/24	303,995	309,409
	United States Treasury Note/Bond	2.375%	2/29/24	333,228	342,495
	United States Treasury Note/Bond	2.125%	3/31/24	536,754	546,480
	United States Treasury Note/Bond	2.000%	4/30/24	95,635	96,890
	United States Treasury Note/Bond	2.250%	4/30/24	318,585	326,053
	United States Treasury Note/Bond	2.500%	5/15/24	430,309	444,965
	United States Treasury Note/Bond	2.000%	5/31/24	478,278	484,553
	United States Treasury Note/Bond	1.750%	6/30/24	163,738	164,147
	United States Treasury Note/Bond	2.000%	6/30/24	227,460	230,444
	United States Treasury Note/Bond	1.750%	7/31/24	237,309	237,940
	United States Treasury Note/Bond	2.125%	7/31/24	192,650	196,262
	United States Treasury Note/Bond	2.375%	8/15/24	460,333	474,069
	United States Treasury Note/Bond	1.250%	8/31/24	215,108	210,873
	United States Treasury Note/Bond	1.875%	8/31/24	160,978	162,261
	United States Treasury Note/Bond	1.500%	9/30/24	220,815	218,883
	United States Treasury Note/Bond	2.125%	9/30/24	356,595	363,506
	United States Treasury Note/Bond	1.500%	10/31/24	257,844	255,588
	United States Treasury Note/Bond	2.250%	10/31/24	373,255	382,818
	United States Treasury Note/Bond	2.250%	11/15/24	447,300	458,693
	United States Treasury Note/Bond	1.500%	11/30/24	149,822	148,535
	United States Treasury Note/Bond	1.750%	12/31/24	319,570	320,420
	United States Treasury Note/Bond	2.250%	12/31/24	120,000	123,131
	United States Treasury Note/Bond	2.500%	1/31/25	75,325	78,220
					32,848,074
Agency Bonds and Notes (2.0%)
[1]	AID-Iraq	2.149%	1/18/22	9,755	9,828
[1]	AID-Israel	5.500%	9/18/23	4,300	4,874
[1]	AID-Israel	5.500%	12/4/23	8,000	9,114
[1]	AID-Israel	5.500%	4/26/24	12,058	13,883
[1]	AID-Jordan	2.578%	6/30/22	3,200	3,256
[1]	AID-Tunisia	2.452%	7/24/21	2,175	2,197
[1]	AID-Tunisia	1.416%	8/5/21	4,885	4,860
[1]	AID-Ukraine	1.471%	9/29/21	10,305	10,256
	Federal Farm Credit Banks	2.550%	3/11/21	11,275	11,400
	Federal Farm Credit Banks	2.230%	4/5/21	11,000	11,082
	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,310
	Federal Farm Credit Banks	2.600%	1/18/22	5,000	5,097
	Federal Farm Credit Banks	1.770%	6/26/23	4,600	4,618
	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,542
	Federal Farm Credit Banks	1.600%	12/28/21	6,455	6,451
	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,955
	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,228
	Federal Home Loan Banks	1.875%	7/7/21	27,090	27,189
	Federal Home Loan Banks	1.125%	7/14/21	18,400	18,260
	Federal Home Loan Banks	3.000%	10/12/21	50,000	51,196
	Federal Home Loan Banks	1.625%	11/19/21	19,020	19,019
	Federal Home Loan Banks	1.875%	11/29/21	52,600	52,842
	Federal Home Loan Banks	1.625%	12/20/21	6,700	6,700
	Federal Home Loan Banks	2.125%	6/10/22	5,650	5,714
	Federal Home Loan Banks	2.125%	3/10/23	8,950	9,080
	Federal Home Loan Banks	2.500%	2/13/24	34,710	35,775
	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,964
	Federal Home Loan Banks	1.500%	8/15/24	9,970	9,858
	Federal Home Loan Banks	5.375%	8/15/24	100	116
	Federal Home Loan Banks	2.875%	9/13/24	20,000	21,006
[2]	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	35,301
[2]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,848
[2]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	91,915	93,280
[2]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,735
[2]	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	21,345
[2]	Federal National Mortgage Assn.	2.500%	4/13/21	20,000	20,220
[2]	Federal National Mortgage Assn.	1.250%	5/6/21	250	249

3

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Federal National Mortgage Assn.	2.750%	6/22/21	8,906	9,051
[2]	Federal National Mortgage Assn.	1.250%	8/17/21	30,485	30,300
[2]	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	39,924
[2]	Federal National Mortgage Assn.	2.000%	1/5/22	40,815	41,113
[2]	Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,011
[2]	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,076
[2]	Federal National Mortgage Assn.	2.250%	4/12/22	28,571	28,966
[2]	Federal National Mortgage Assn.	1.375%	9/6/22	10,875	10,797
[2]	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	26,498
[2]	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	19,557
[2]	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,788
[2]	Federal National Mortgage Assn.	2.500%	2/5/24	14,133	14,564
[2]	Federal National Mortgage Assn.	1.750%	7/2/24	15,414	15,418
[2]	Federal National Mortgage Assn.	2.625%	9/6/24	83,865	87,206
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,438
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,812
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,326
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,715
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,419
	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,118
	Resolution Funding Corp.	8.625%	1/15/21	850	910
	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,240
	Tennessee Valley Authority	1.875%	8/15/22	8,175	8,193
	Tennessee Valley Authority	2.875%	9/15/24	7,875	8,228
					1,024,316
Total U.S. Government and Agency Obligations (Cost $33,536,781)					33,872,390
Corporate Bonds (25.1%)
Finance (10.5%)
	Banking (8.6%)
	Ally Financial Inc.	4.125%	2/13/22	4,800	4,950
	Ally Financial Inc.	3.875%	5/21/24	3,700	3,867
	Ally Financial Inc.	5.125%	9/30/24	4,230	4,658
	American Express Co.	3.000%	2/22/21	6,200	6,264
	American Express Co.	3.375%	5/17/21	13,974	14,229
	American Express Co.	3.700%	11/5/21	12,350	12,719
	American Express Co.	2.750%	5/20/22	2,700	2,745
	American Express Co.	2.500%	8/1/22	7,111	7,190
	American Express Co.	2.650%	12/2/22	5,048	5,142
	American Express Co.	3.400%	2/27/23	7,753	8,032
	American Express Co.	3.700%	8/3/23	5,825	6,130
	American Express Co.	3.400%	2/22/24	11,000	11,490
	American Express Co.	2.500%	7/30/24	6,000	6,062
	American Express Co.	3.000%	10/30/24	10,741	11,085
	American Express Co.	3.625%	12/5/24	2,460	2,594
	American Express Credit Corp.	2.250%	5/5/21	15,799	15,872
	American Express Credit Corp.	2.700%	3/3/22	13,526	13,740
	Associated Bank NA	3.500%	8/13/21	3,000	3,053
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,175	6,197
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,050	6,114
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,323
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	9,085	9,248
	Banco Santander SA	3.500%	4/11/22	3,243	3,325
	Banco Santander SA	3.125%	2/23/23	6,275	6,402
	Banco Santander SA	3.848%	4/12/23	9,830	10,224
	Banco Santander SA	2.706%	6/27/24	4,053	4,105
	Bancolombia SA	5.950%	6/3/21	6,575	6,904
	Bank of America Corp.	2.625%	4/19/21	15,398	15,533
	Bank of America Corp.	5.000%	5/13/21	75	78
[3]	Bank of America Corp.	2.738%	1/23/22	4,990	5,026
[3]	Bank of America Corp.	3.499%	5/17/22	19,098	19,455
	Bank of America Corp.	2.503%	10/21/22	22,004	22,188
	Bank of America Corp.	3.300%	1/11/23	31,452	32,527

4

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	3.124%	1/20/23	14,861	15,120
[3]	Bank of America Corp.	2.881%	4/24/23	16,075	16,297
[3]	Bank of America Corp.	2.816%	7/21/23	18,320	18,572
	Bank of America Corp.	4.100%	7/24/23	11,100	11,820
	Bank of America Corp.	3.004%	12/20/23	60,865	62,194
	Bank of America Corp.	4.125%	1/22/24	2,000	2,151
[3]	Bank of America Corp.	3.550%	3/5/24	33,905	35,071
	Bank of America Corp.	4.000%	4/1/24	4,210	4,506
[3]	Bank of America Corp.	3.864%	7/23/24	14,000	14,730
	Bank of America Corp.	4.200%	8/26/24	21,657	23,233
[3]	Bank of America Corp.	3.093%	10/1/25	25,000	25,751
[3]	Bank of America Corp.	2.456%	10/22/25	15,000	15,049
	Bank of Montreal	3.100%	4/13/21	18,400	18,666
	Bank of Montreal	1.900%	8/27/21	15,566	15,585
	Bank of Montreal	2.900%	3/26/22	8,800	8,960
	Bank of Montreal	3.300%	2/5/24	8,000	8,329
	Bank of Montreal	2.500%	6/28/24	6,850	6,907
[3]	Bank of Montreal	4.338%	10/5/28	5,395	5,692
[3]	Bank of Montreal	4.800%	12/31/49	117	120
	Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,377
	Bank of New York Mellon Corp.	2.500%	4/15/21	1,827	1,837
	Bank of New York Mellon Corp.	2.050%	5/3/21	9,829	9,854
	Bank of New York Mellon Corp.	3.550%	9/23/21	285	293
	Bank of New York Mellon Corp.	2.600%	2/7/22	13,121	13,305
	Bank of New York Mellon Corp.	1.950%	8/23/22	2,725	2,729
	Bank of New York Mellon Corp.	2.950%	1/29/23	8,902	9,137
	Bank of New York Mellon Corp.	3.500%	4/28/23	3,025	3,171
[3]	Bank of New York Mellon Corp.	2.661%	5/16/23	8,675	8,802
	Bank of New York Mellon Corp.	3.450%	8/11/23	3,775	3,955
	Bank of New York Mellon Corp.	2.200%	8/16/23	7,870	7,958
	Bank of New York Mellon Corp.	3.400%	5/15/24	3,040	3,202
	Bank of New York Mellon Corp.	3.250%	9/11/24	11,124	11,672
	Bank of Nova Scotia	2.500%	1/8/21	1,680	1,688
	Bank of Nova Scotia	4.375%	1/13/21	3,176	3,253
	Bank of Nova Scotia	3.125%	4/20/21	4,400	4,464
	Bank of Nova Scotia	2.800%	7/21/21	805	816
	Bank of Nova Scotia	2.700%	3/7/22	22,984	23,360
	Bank of Nova Scotia	2.450%	9/19/22	2,146	2,173
	Bank of Nova Scotia	2.000%	11/15/22	3,700	3,704
	Bank of Nova Scotia	2.375%	1/18/23	2,700	2,728
	Bank of Nova Scotia	3.400%	2/11/24	7,800	8,151
	Barclays Bank plc	2.650%	1/11/21	17,500	17,598
	Barclays plc	3.250%	1/12/21	8,855	8,917
	Barclays plc	3.200%	8/10/21	9,860	9,976
	Barclays plc	3.684%	1/10/23	6,740	6,901
[3]	Barclays plc	4.338%	5/16/24	10,000	10,488
[3]	Barclays plc	3.932%	5/7/25	5,650	5,935
	BBVA USA	3.500%	6/11/21	7,750	7,876
	BBVA USA	2.875%	6/29/22	8,880	8,999
	BNP Paribas SA	5.000%	1/15/21	7,181	7,391
	BNP Paribas SA	3.250%	3/3/23	5,299	5,491
	BNP Paribas SA	4.250%	10/15/24	7,745	8,249
	BPCE SA	2.650%	2/3/21	5,796	5,831
	BPCE SA	2.750%	12/2/21	7,350	7,456
[4]	BPCE SA	3.000%	5/22/22	6,000	6,102
	BPCE SA	4.000%	4/15/24	6,076	6,501
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	2,598	2,617
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,525	7,616
[3]	Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,000	1,009
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,150	7,505
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	8,180	8,422
	Capital One Bank USA NA	3.375%	2/15/23	11,650	12,001
	Capital One Financial Corp.	3.450%	4/30/21	9,474	9,639
	Capital One Financial Corp.	4.750%	7/15/21	9,188	9,551

5

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.050%	3/9/22	7,777	7,934
	Capital One Financial Corp.	3.500%	6/15/23	3,080	3,197
	Capital One Financial Corp.	3.900%	1/29/24	1,750	1,856
	Capital One Financial Corp.	3.750%	4/24/24	3,786	3,972
	Capital One Financial Corp.	3.300%	10/30/24	10,010	10,327
	Capital One NA	2.950%	7/23/21	10,905	11,057
	Capital One NA	2.250%	9/13/21	11,558	11,594
	Capital One NA	2.650%	8/8/22	6,183	6,274
	Capital One NA	2.150%	9/6/22	1,140	1,141
	Citibank NA	2.850%	2/12/21	11,565	11,658
	Citibank NA	3.400%	7/23/21	7,100	7,242
[3]	Citibank NA	3.165%	2/19/22	3,300	3,341
[3]	Citibank NA	2.844%	5/20/22	7,845	7,941
	Citibank NA	3.650%	1/23/24	5,000	5,279
	Citigroup Inc.	2.700%	3/30/21	12,914	13,007
	Citigroup Inc.	2.350%	8/2/21	14,920	14,994
	Citigroup Inc.	2.900%	12/8/21	29,027	29,459
	Citigroup Inc.	4.500%	1/14/22	17,618	18,454
	Citigroup Inc.	2.750%	4/25/22	20,914	21,251
	Citigroup Inc.	4.050%	7/30/22	5,580	5,829
	Citigroup Inc.	2.700%	10/27/22	7,835	7,960
[3]	Citigroup Inc.	2.312%	11/4/22	5,525	5,539
[3]	Citigroup Inc.	3.142%	1/24/23	4,315	4,388
	Citigroup Inc.	3.500%	5/15/23	12,707	13,170
[3]	Citigroup Inc.	2.876%	7/24/23	14,105	14,344
	Citigroup Inc.	3.875%	10/25/23	12,585	13,363
[3]	Citigroup Inc.	4.044%	6/1/24	12,735	13,479
	Citigroup Inc.	3.750%	6/16/24	8,741	9,281
[3]	Citigroup Inc.	3.352%	4/24/25	11,125	11,570
	Citizens Bank NA	2.550%	5/13/21	7,821	7,870
	Citizens Bank NA	3.250%	2/14/22	6,705	6,863
	Citizens Bank NA	2.650%	5/26/22	3,944	3,999
	Citizens Bank NA	3.700%	3/29/23	3,700	3,866
	Citizens Financial Group Inc.	2.375%	7/28/21	2,750	2,756
	Comerica Bank	2.500%	7/23/24	1,780	1,800
	Comerica Inc.	3.700%	7/31/23	11,425	11,992
	Commonwealth Bank of Australia	2.550%	3/15/21	6,355	6,393
[4]	Commonwealth Bank of Australia	3.350%	6/4/24	5,000	5,226
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,291	1,322
	Cooperatieve Rabobank UA	2.500%	1/19/21	24,993	25,109
	Cooperatieve Rabobank UA	2.750%	1/10/22	8,103	8,218
	Cooperatieve Rabobank UA	3.875%	2/8/22	15,756	16,407
	Cooperatieve Rabobank UA	3.950%	11/9/22	8,720	9,096
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,700	1,727
	Cooperatieve Rabobank UA	4.625%	12/1/23	19,777	21,441
	Credit Suisse AG	3.000%	10/29/21	14,100	14,361
	Credit Suisse AG	2.100%	11/12/21	3,150	3,157
	Credit Suisse AG	3.625%	9/9/24	25,344	26,906
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,777	8,855
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	10,490	10,646
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,664	11,084
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	7,805	8,165
	Deutsche Bank AG	3.125%	1/13/21	10,025	10,047
	Deutsche Bank AG	3.150%	1/22/21	8,725	8,760
	Deutsche Bank AG	4.250%	2/4/21	2,175	2,204
	Deutsche Bank AG	3.375%	5/12/21	3,340	3,361
	Deutsche Bank AG	4.250%	10/14/21	12,400	12,747
	Deutsche Bank AG	5.000%	2/14/22	6,850	7,151
	Deutsche Bank AG	3.300%	11/16/22	8,426	8,508
	Deutsche Bank AG	3.950%	2/27/23	11,480	11,737
	Deutsche Bank AG	3.700%	5/30/24	10,030	10,238
	Discover Bank	3.200%	8/9/21	2,711	2,754
	Discover Bank	3.350%	2/6/23	2,000	2,059
	Discover Bank	4.200%	8/8/23	11,083	11,773

6

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Bank	2.450%	9/12/24	6,225	6,192
[3]	Discover Bank	4.682%	8/9/28	3,300	3,443
	Discover Financial Services	3.850%	11/21/22	6,074	6,344
	Discover Financial Services	3.950%	11/6/24	636	674
	Fifth Third Bancorp	3.500%	3/15/22	4,072	4,195
	Fifth Third Bancorp	4.300%	1/16/24	7,048	7,560
	Fifth Third Bancorp	3.650%	1/25/24	11,870	12,486
	Fifth Third Bank	2.250%	6/14/21	10,068	10,107
	Fifth Third Bank	3.350%	7/26/21	6,250	6,380
	Fifth Third Bank	2.875%	10/1/21	3,941	3,999
	First Horizon National Corp.	3.500%	12/15/20	5,558	5,616
	First Republic Bank	2.500%	6/6/22	7,625	7,694
	Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,725
	Goldman Sachs Group Inc.	2.875%	2/25/21	9,478	9,567
	Goldman Sachs Group Inc.	2.625%	4/25/21	13,731	13,826
	Goldman Sachs Group Inc.	5.250%	7/27/21	31,282	32,794
	Goldman Sachs Group Inc.	2.350%	11/15/21	9,624	9,657
	Goldman Sachs Group Inc.	5.750%	1/24/22	28,441	30,436
	Goldman Sachs Group Inc.	3.000%	4/26/22	17,881	18,116
[3]	Goldman Sachs Group Inc.	2.876%	10/31/22	16,213	16,409
	Goldman Sachs Group Inc.	3.625%	1/22/23	4,980	5,170
	Goldman Sachs Group Inc.	3.200%	2/23/23	861	885
[3]	Goldman Sachs Group Inc.	2.908%	6/5/23	7,006	7,115
[3]	Goldman Sachs Group Inc.	2.905%	7/24/23	16,031	16,279
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,250	17,056
	Goldman Sachs Group Inc.	4.000%	3/3/24	26,314	27,941
	Goldman Sachs Group Inc.	3.850%	7/8/24	10,050	10,598
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	30,020	30,981
	HSBC Holdings plc	3.400%	3/8/21	4,622	4,691
	HSBC Holdings plc	5.100%	4/5/21	7,622	7,896
	HSBC Holdings plc	2.950%	5/25/21	20,413	20,660
	HSBC Holdings plc	2.650%	1/5/22	19,345	19,556
	HSBC Holdings plc	4.875%	1/14/22	3,744	3,946
	HSBC Holdings plc	4.000%	3/30/22	5,336	5,552
[3]	HSBC Holdings plc	3.262%	3/13/23	20,320	20,762
	HSBC Holdings plc	3.600%	5/25/23	15,855	16,489
[3]	HSBC Holdings plc	3.033%	11/22/23	14,950	15,256
	HSBC Holdings plc	4.250%	3/14/24	1,484	1,575
[3]	HSBC Holdings plc	3.950%	5/18/24	17,350	18,194
[3]	HSBC Holdings plc	3.803%	3/11/25	24,275	25,476
[3]	HSBC Holdings plc	2.633%	11/7/25	21,725	21,674
	HSBC USA Inc.	3.500%	6/23/24	5,395	5,708
	Huntington Bancshares Inc.	7.000%	12/15/20	1,250	1,305
	Huntington Bancshares Inc.	3.150%	3/14/21	7,719	7,801
	Huntington Bancshares Inc.	2.300%	1/14/22	2,270	2,279
	Huntington Bancshares Inc.	2.625%	8/6/24	6,285	6,371
	Huntington National Bank	3.250%	5/14/21	5,450	5,539
	Huntington National Bank	3.125%	4/1/22	3,500	3,569
	Huntington National Bank	2.500%	8/7/22	8,750	8,848
	Huntington National Bank	3.550%	10/6/23	500	523
	ING Groep NV	3.150%	3/29/22	6,517	6,652
	ING Groep NV	4.100%	10/2/23	13,650	14,470
	ING Groep NV	3.550%	4/9/24	5,890	6,166
	JPMorgan Chase & Co.	2.550%	3/1/21	20,140	20,253
	JPMorgan Chase & Co.	4.625%	5/10/21	12,850	13,307
	JPMorgan Chase & Co.	2.400%	6/7/21	8,436	8,489
	JPMorgan Chase & Co.	2.295%	8/15/21	11,534	11,554
	JPMorgan Chase & Co.	4.350%	8/15/21	18,064	18,735
	JPMorgan Chase & Co.	4.500%	1/24/22	18,879	19,798
[3]	JPMorgan Chase & Co.	3.514%	6/18/22	11,000	11,233
	JPMorgan Chase & Co.	3.250%	9/23/22	17,255	17,833
	JPMorgan Chase & Co.	2.972%	1/15/23	12,525	12,769
	JPMorgan Chase & Co.	3.200%	1/25/23	15,947	16,448
[3]	JPMorgan Chase & Co.	3.207%	4/1/23	16,739	17,103

7

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JPMorgan Chase & Co.	2.776%	4/25/23	10,340	10,462
	JPMorgan Chase & Co.	3.375%	5/1/23	16,054	16,666
	JPMorgan Chase & Co.	2.700%	5/18/23	14,863	15,137
	JPMorgan Chase & Co.	3.875%	2/1/24	13,200	14,118
[3]	JPMorgan Chase & Co.	3.559%	4/23/24	23,030	24,002
	JPMorgan Chase & Co.	3.625%	5/13/24	21,388	22,605
[3]	JPMorgan Chase & Co.	3.797%	7/23/24	13,935	14,682
	JPMorgan Chase & Co.	3.875%	9/10/24	11,398	12,190
[3]	JPMorgan Chase & Co.	3.220%	3/1/25	14,450	14,927
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	25,725	25,693
	KeyBank NA	3.350%	6/15/21	3,565	3,639
	KeyBank NA	2.500%	11/22/21	5,910	5,975
	KeyBank NA	2.400%	6/9/22	7,490	7,571
	KeyBank NA	2.300%	9/14/22	4,420	4,463
	KeyBank NA	3.375%	3/7/23	2,850	2,962
[3]	KeyBank NA	3.180%	10/15/27	2,125	2,168
	KeyCorp	5.100%	3/24/21	6,844	7,098
	Lloyds Bank plc	6.375%	1/21/21	2,942	3,061
	Lloyds Bank plc	3.300%	5/7/21	8,091	8,219
	Lloyds Bank plc	2.250%	8/14/22	2,000	2,008
	Lloyds Banking Group plc	3.100%	7/6/21	75	76
	Lloyds Banking Group plc	3.000%	1/11/22	15,050	15,279
[3]	Lloyds Banking Group plc	2.858%	3/17/23	7,775	7,849
	Lloyds Banking Group plc	4.050%	8/16/23	13,050	13,770
[3]	Lloyds Banking Group plc	2.907%	11/7/23	10,500	10,652
	Lloyds Banking Group plc	4.500%	11/4/24	5,047	5,381
	M&T Bank Corp.	3.550%	7/26/23	7,000	7,356
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	8,670	8,708
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	9,073
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,500	6,645
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	7,025	7,035
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,700	9,878
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	6,550	6,703
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	11,075	11,218
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	16,943	17,185
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	9,803	10,157
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	13,100	13,760
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,724
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	6,575	6,855
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,225	7,357
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,905
	Mizuho Financial Group Inc.	2.953%	2/28/22	8,650	8,798
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,940	9,309
[3]	Mizuho Financial Group Inc.	2.721%	7/16/23	8,400	8,481
[3]	Mizuho Financial Group Inc.	3.922%	9/11/24	6,075	6,370
[3]	Mizuho Financial Group Inc.	2.839%	7/16/25	10,500	10,589
[3]	Mizuho Financial Group Inc.	2.555%	9/13/25	3,100	3,092
	Morgan Stanley	5.750%	1/25/21	11,427	11,847
	Morgan Stanley	2.500%	4/21/21	17,179	17,254
	Morgan Stanley	5.500%	7/28/21	17,984	18,931
	Morgan Stanley	2.625%	11/17/21	21,007	21,243
	Morgan Stanley	2.750%	5/19/22	16,143	16,425
	Morgan Stanley	4.875%	11/1/22	13,667	14,635
	Morgan Stanley	3.125%	1/23/23	8,164	8,385
	Morgan Stanley	3.750%	2/25/23	24,714	25,811
	Morgan Stanley	4.100%	5/22/23	16,058	16,899
[3]	Morgan Stanley	3.737%	4/24/24	13,505	14,063
	Morgan Stanley	3.875%	4/29/24	30,100	31,930
	Morgan Stanley	3.700%	10/23/24	21,665	22,949
[3]	Morgan Stanley	2.720%	7/22/25	1,500	1,514
	Morgan Stanley	4.000%	7/23/25	3,290	3,558
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,500	3,622
	MUFG Union Bank NA	3.150%	4/1/22	18,442	18,856
	MUFG Union Bank NA	2.100%	12/9/22	1,590	1,593

8

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	2.625%	1/14/21	4,881	4,909
	National Australia Bank Ltd.	1.875%	7/12/21	5,540	5,533
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	5,120
	National Australia Bank Ltd.	3.700%	11/4/21	8,500	8,770
	National Australia Bank Ltd.	2.800%	1/10/22	6,000	6,095
	National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,328
	National Australia Bank Ltd.	3.000%	1/20/23	5,031	5,152
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,231
	Northern Trust Corp.	3.375%	8/23/21	3,271	3,348
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,861
	People's United Bank NA	4.000%	7/15/24	100	104
	People's United Financial Inc.	3.650%	12/6/22	3,700	3,843
	PNC Bank NA	2.500%	1/22/21	3,250	3,264
	PNC Bank NA	2.150%	4/29/21	3,381	3,388
	PNC Bank NA	2.550%	12/9/21	7,985	8,051
	PNC Bank NA	2.625%	2/17/22	16,185	16,352
[3]	PNC Bank NA	2.232%	7/22/22	4,500	4,509
	PNC Bank NA	2.700%	11/1/22	5,741	5,796
[3]	PNC Bank NA	2.028%	12/9/22	7,420	7,426
	PNC Bank NA	2.950%	1/30/23	8,525	8,697
	PNC Bank NA	3.500%	6/8/23	4,000	4,165
	PNC Bank NA	3.800%	7/25/23	1,000	1,047
	PNC Bank NA	3.300%	10/30/24	14,033	14,593
	PNC Financial Services Group Inc.	2.854%	11/9/22	4,520	4,599
	PNC Financial Services Group Inc.	3.500%	1/23/24	7,029	7,377
	PNC Financial Services Group Inc.	3.900%	4/29/24	8,500	8,933
	Regions Bank	2.750%	4/1/21	6,690	6,736
[3]	Regions Bank	3.374%	8/13/21	4,500	4,534
	Regions Financial Corp.	2.750%	8/14/22	7,657	7,788
	Regions Financial Corp.	3.800%	8/14/23	4,250	4,481
	Royal Bank of Canada	2.500%	1/19/21	7,467	7,499
	Royal Bank of Canada	3.200%	4/30/21	11,978	12,190
	Royal Bank of Canada	2.750%	2/1/22	10,000	10,166
	Royal Bank of Canada	2.800%	4/29/22	7,200	7,336
	Royal Bank of Canada	3.700%	10/5/23	6,100	6,432
	Royal Bank of Canada	2.550%	7/16/24	6,725	6,825
	Royal Bank of Canada	2.250%	11/1/24	15,200	15,270
	Royal Bank of Scotland Group plc	6.125%	12/15/22	7,485	8,188
[3]	Royal Bank of Scotland Group plc	3.498%	5/15/23	9,755	9,961
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,974	12,058
	Royal Bank of Scotland Group plc	3.875%	9/12/23	18,851	19,705
	Royal Bank of Scotland Group plc	6.000%	12/19/23	11,697	13,001
	Royal Bank of Scotland Group plc	5.125%	5/28/24	14,550	15,754
[3]	Royal Bank of Scotland Group plc	4.519%	6/25/24	15,700	16,640
[3]	Royal Bank of Scotland Group plc	4.269%	3/22/25	2,367	2,511
	Santander Holdings USA Inc.	4.450%	12/3/21	2,100	2,177
	Santander Holdings USA Inc.	3.400%	1/18/23	9,825	10,070
	Santander Holdings USA Inc.	3.500%	6/7/24	7,000	7,194
[4]	Santander Holdings USA Inc.	3.244%	10/5/26	11,149	11,200
	Santander UK Group Holdings plc	3.125%	1/8/21	10,245	10,329
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,422
[3]	Santander UK Group Holdings plc	3.373%	1/5/24	12,500	12,764
[3]	Santander UK Group Holdings plc	4.796%	11/15/24	10,950	11,807
	Santander UK plc	3.400%	6/1/21	9,285	9,471
	Santander UK plc	3.750%	11/15/21	6,850	7,058
	Santander UK plc	4.000%	3/13/24	6,641	7,073
	Santander UK plc	2.875%	6/18/24	6,745	6,884
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	7,695	7,745
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	9,600	9,566
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	4,840	4,910
	State Street Corp.	4.375%	3/7/21	7,292	7,502
	State Street Corp.	1.950%	5/19/21	425	425
[3]	State Street Corp.	2.653%	5/15/23	9,095	9,234
	State Street Corp.	3.100%	5/15/23	3,260	3,348

9

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	3.700%	11/20/23	5,550	5,899
[3]	State Street Corp.	3.776%	12/3/24	4,100	4,322
	State Street Corp.	3.300%	12/16/24	9,658	10,184
[3]	State Street Corp.	2.354%	11/1/25	5,000	5,006
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,360	2,424
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	11,632	11,767
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,347	10,359
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,596	10,667
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,379	2,413
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,487	7,614
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,484
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	14,250	14,574
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,300	5,553
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,745
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	12,675	12,846
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	3,400	3,405
	Svenska Handelsbanken AB	2.450%	3/30/21	16,433	16,528
	Svenska Handelsbanken AB	3.350%	5/24/21	5,840	5,948
	Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,923
	Svenska Handelsbanken AB	3.900%	11/20/23	5,118	5,478
	Synchrony Bank	3.650%	5/24/21	4,830	4,925
	Synchrony Bank	3.000%	6/15/22	955	973
	Synchrony Financial	3.750%	8/15/21	2,511	2,567
	Synchrony Financial	2.850%	7/25/22	2,350	2,381
	Synchrony Financial	4.375%	3/19/24	4,000	4,252
	Synchrony Financial	4.250%	8/15/24	9,740	10,392
	Synovus Financial Corp.	3.125%	11/1/22	2,200	2,227
	Toronto-Dominion Bank	2.500%	12/14/20	9,915	9,970
	Toronto-Dominion Bank	2.550%	1/25/21	8,050	8,096
	Toronto-Dominion Bank	2.125%	4/7/21	13,010	13,056
	Toronto-Dominion Bank	3.250%	6/11/21	4,481	4,574
	Toronto-Dominion Bank	1.800%	7/13/21	15,013	15,008
	Toronto-Dominion Bank	1.900%	12/1/22	7,200	7,201
	Toronto-Dominion Bank	3.500%	7/19/23	12,633	13,300
	Toronto-Dominion Bank	3.250%	3/11/24	4,600	4,800
	Toronto-Dominion Bank	2.650%	6/12/24	9,100	9,276
	Truist Bank	2.850%	4/1/21	2,425	2,449
[3]	Truist Bank	3.525%	10/26/21	125	126
	Truist Bank	2.625%	1/15/22	7,135	7,223
	Truist Bank	2.800%	5/17/22	6,665	6,782
	Truist Bank	2.450%	8/1/22	12,618	12,746
[3]	Truist Bank	3.502%	8/2/22	6,420	6,556
	Truist Bank	3.000%	2/2/23	5,135	5,258
	Truist Bank	2.750%	5/1/23	1,375	1,395
	Truist Bank	3.200%	4/1/24	13,275	13,781
[3]	Truist Bank	3.689%	8/2/24	12,813	13,422
	Truist Bank	2.150%	12/6/24	5,500	5,489
	Truist Financial Corp	2.900%	3/3/21	6,976	7,034
	Truist Financial Corp.	2.150%	2/1/21	5,444	5,454
	Truist Financial Corp.	2.050%	5/10/21	7,202	7,207
	Truist Financial Corp.	3.200%	9/3/21	4,645	4,738
	Truist Financial Corp.	2.700%	1/27/22	2,202	2,232
	Truist Financial Corp.	3.950%	3/22/22	6,500	6,733
	Truist Financial Corp.	2.750%	4/1/22	7,515	7,646
	Truist Financial Corp.	3.050%	6/20/22	9,850	10,048
	Truist Financial Corp.	3.750%	12/6/23	4,100	4,333
	Truist Financial Corp.	2.500%	8/1/24	2,345	2,373
	Truist Financial Corp.	2.850%	10/26/24	11,847	12,242
	US Bancorp	2.350%	1/29/21	8,735	8,773
	US Bancorp	4.125%	5/24/21	2,793	2,873
	US Bancorp	2.625%	1/24/22	12,255	12,438
	US Bancorp	3.000%	3/15/22	7,080	7,241
	US Bancorp	2.950%	7/15/22	9,976	10,229
	US Bancorp	3.700%	1/30/24	6,585	6,998

10

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	3.375%	2/5/24	7,600	7,954
	US Bancorp	2.400%	7/30/24	6,825	6,908
	US Bancorp	3.600%	9/11/24	842	893
	US Bank NA	3.150%	4/26/21	2,000	2,030
	US Bank NA	3.450%	11/16/21	4,000	4,114
	US Bank NA	2.650%	5/23/22	7,550	7,681
	US Bank NA	1.950%	1/9/23	9,470	9,479
	US Bank NA	2.850%	1/23/23	6,485	6,655
	US Bank NA	3.400%	7/24/23	6,100	6,380
	Wells Fargo & Co.	2.550%	12/7/20	14,381	14,444
	Wells Fargo & Co.	3.000%	1/22/21	12,042	12,178
	Wells Fargo & Co.	2.500%	3/4/21	6,942	6,990
	Wells Fargo & Co.	4.600%	4/1/21	20,194	20,811
	Wells Fargo & Co.	2.100%	7/26/21	19,583	19,615
	Wells Fargo & Co.	3.500%	3/8/22	6,486	6,685
	Wells Fargo & Co.	2.625%	7/22/22	22,651	22,955
	Wells Fargo & Co.	3.069%	1/24/23	34,916	35,514
	Wells Fargo & Co.	3.450%	2/13/23	2,735	2,829
	Wells Fargo & Co.	4.125%	8/15/23	8,069	8,555
	Wells Fargo & Co.	3.750%	1/24/24	8,750	9,216
	Wells Fargo & Co.	3.000%	2/19/25	15,000	15,470
[3]	Wells Fargo & Co.	2.406%	10/30/25	39,100	39,002
	Wells Fargo Bank NA	2.600%	1/15/21	5,206	5,235
[3]	Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,998
	Wells Fargo Bank NA	3.625%	10/22/21	19,800	20,370
[3]	Wells Fargo Bank NA	2.897%	5/27/22	5,165	5,221
[3]	Wells Fargo Bank NA	2.082%	9/9/22	8,150	8,150
	Wells Fargo Bank NA	3.550%	8/14/23	18,006	18,810
	Westpac Banking Corp.	2.650%	1/25/21	4,425	4,454
	Westpac Banking Corp.	2.100%	5/13/21	8,527	8,535
	Westpac Banking Corp.	2.000%	8/19/21	10,950	10,951
	Westpac Banking Corp.	2.800%	1/11/22	5,250	5,337
	Westpac Banking Corp.	2.500%	6/28/22	9,250	9,348
	Westpac Banking Corp.	2.750%	1/11/23	4,750	4,829
	Westpac Banking Corp.	3.650%	5/15/23	7,203	7,551
	Westpac Banking Corp.	3.300%	2/26/24	8,840	9,195
	Westpac Banking Corp.	2.350%	2/19/25	6,275	6,287
	Zions Bancorp NA	3.500%	8/27/21	5,750	5,858
	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	2,550	2,715
	Ameriprise Financial Inc.	3.000%	3/22/22	2,212	2,261
	Ameriprise Financial Inc.	4.000%	10/15/23	5,424	5,787
	Ameriprise Financial Inc.	3.700%	10/15/24	3,847	4,108
	BGC Partners Inc.	5.125%	5/27/21	1,675	1,727
	BGC Partners Inc.	5.375%	7/24/23	3,914	4,187
	BGC Partners Inc.	3.750%	10/1/24	400	399
	BlackRock Inc.	4.250%	5/24/21	6,600	6,818
	BlackRock Inc.	3.375%	6/1/22	2,825	2,925
	BlackRock Inc.	3.500%	3/18/24	3,800	4,034
	Brookfield Finance LLC	4.000%	4/1/24	4,086	4,382
	Charles Schwab Corp.	3.250%	5/21/21	7,869	8,013
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,630
	Charles Schwab Corp.	2.650%	1/25/23	6,657	6,794
	Charles Schwab Corp.	3.550%	2/1/24	1,925	2,030
	E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,517
	Eaton Vance Corp.	3.625%	6/15/23	2,350	2,458
	Franklin Resources Inc.	2.800%	9/15/22	150	154
	Intercontinental Exchange Inc.	2.750%	12/1/20	4,991	5,022
	Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,187
	Intercontinental Exchange Inc.	3.450%	9/21/23	4,150	4,345
	Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,284
	Invesco Finance plc	3.125%	11/30/22	7,825	8,041
	Invesco Finance plc	4.000%	1/30/24	5,575	5,905

11

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Jefferies Financial Group Inc.	5.500%	10/18/23	8,629	9,390
Jefferies Group LLC	6.875%	4/15/21	6,197	6,545
Nasdaq Inc.	4.250%	6/1/24	150	162
Stifel Financial Corp.	3.500%	12/1/20	3,545	3,583
Stifel Financial Corp.	4.250%	7/18/24	1,475	1,554
TD Ameritrade Holding Corp.	2.950%	4/1/22	7,008	7,158
TD Ameritrade Holding Corp.	3.750%	4/1/24	2,500	2,630
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	4,007	4,132
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	6,098	6,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	5,345	5,559
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	3,674	3,793
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	3,400	3,489
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	3,455	3,649
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	3,880	3,972
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	2,600	2,737
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	3,605	3,907
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	3,750	3,783
Air Lease Corp.	2.500%	3/1/21	4,475	4,492
Air Lease Corp.	3.875%	4/1/21	4,178	4,260
Air Lease Corp.	3.375%	6/1/21	2,340	2,375
Air Lease Corp.	3.500%	1/15/22	4,250	4,357
Air Lease Corp.	3.750%	2/1/22	4,471	4,600
Air Lease Corp.	2.625%	7/1/22	3,034	3,061
Air Lease Corp.	2.750%	1/15/23	5,685	5,756
Air Lease Corp.	3.875%	7/3/23	7,720	8,110
Air Lease Corp.	3.000%	9/15/23	4,689	4,798
Air Lease Corp.	4.250%	2/1/24	7,015	7,513
Air Lease Corp.	4.250%	9/15/24	2,015	2,158
Aircastle Ltd.	5.125%	3/15/21	4,040	4,171
Aircastle Ltd.	5.500%	2/15/22	2,260	2,400
Aircastle Ltd.	5.000%	4/1/23	5,232	5,603
Aircastle Ltd.	4.400%	9/25/23	6,900	7,312
Ares Capital Corp.	3.625%	1/19/22	3,780	3,846
Ares Capital Corp.	3.500%	2/10/23	3,290	3,344
Ares Capital Corp.	4.200%	6/10/24	6,925	7,273
FS KKR Capital Corp.	4.750%	5/15/22	2,650	2,720
FS KKR Capital Corp.	4.625%	7/15/24	2,600	2,695
GATX Corp.	3.900%	3/30/23	2,825	2,940
International Lease Finance Corp.	8.250%	12/15/20	3,911	4,128
International Lease Finance Corp.	4.625%	4/15/21	3,182	3,276
International Lease Finance Corp.	8.625%	1/15/22	5,273	5,929
International Lease Finance Corp.	5.875%	8/15/22	7,420	8,084
Owl Rock Capital Corp.	5.250%	4/15/24	2,230	2,358
Prospect Capital Corp.	5.875%	3/15/23	1,000	1,058
TPG Specialty Lending Inc.	3.875%	11/1/24	701	705
Insurance (0.8%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,662
Aetna Inc.	2.750%	11/15/22	6,388	6,487
Aetna Inc.	2.800%	6/15/23	5,738	5,828
Aflac Inc.	4.000%	2/15/22	1,907	1,989
Aflac Inc.	3.625%	6/15/23	4,700	4,942
Aflac Inc.	3.625%	11/15/24	2,163	2,312

12

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alleghany Corp.	4.950%	6/27/22	4,038	4,290
[3]	Allstate Corp.	5.750%	8/15/53	6,710	7,196
	American International Group Inc.	6.400%	12/15/20	4,900	5,099
	American International Group Inc.	3.300%	3/1/21	6,380	6,463
	American International Group Inc.	4.875%	6/1/22	5,090	5,433
	American International Group Inc.	4.125%	2/15/24	7,726	8,273
	Anthem Inc.	3.700%	8/15/21	3,920	4,008
	Anthem Inc.	3.125%	5/15/22	3,896	3,993
	Anthem Inc.	2.950%	12/1/22	7,305	7,483
	Anthem Inc.	3.300%	1/15/23	11,412	11,803
	Anthem Inc.	3.500%	8/15/24	8,019	8,398
	Anthem Inc.	3.350%	12/1/24	2,279	2,378
	Aon plc	2.800%	3/15/21	3,078	3,106
	Aon plc	4.000%	11/27/23	5,980	6,340
	Aon plc	3.500%	6/14/24	5,720	5,971
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,248
	Assurant Inc.	4.000%	3/15/23	3,600	3,754
	Assurant Inc.	4.200%	9/27/23	1,500	1,570
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,700	4,114
	AXA Equitable Holdings Inc.	3.900%	4/20/23	6,137	6,427
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,918	7,085
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,865	3,972
	Berkshire Hathaway Inc.	2.200%	3/15/21	9,497	9,541
	Berkshire Hathaway Inc.	3.750%	8/15/21	4,885	5,035
	Berkshire Hathaway Inc.	3.400%	1/31/22	4,077	4,220
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,175	2,251
	Berkshire Hathaway Inc.	2.750%	3/15/23	8,415	8,640
	Brown & Brown Inc.	4.200%	9/15/24	5,261	5,558
	Chubb INA Holdings Inc.	2.875%	11/3/22	2,650	2,718
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,709	5,836
	Cigna Holding Co.	4.375%	12/15/20	1,675	1,702
	CNA Financial Corp.	5.750%	8/15/21	2,890	3,054
	CNA Financial Corp.	3.950%	5/15/24	3,432	3,664
	Enstar Group Ltd.	4.500%	3/10/22	2,225	2,300
	Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,186
	First American Financial Corp.	4.600%	11/15/24	1,228	1,304
	Humana Inc.	2.900%	12/15/22	5,231	5,331
	Humana Inc.	3.850%	10/1/24	6,091	6,468
	Lincoln National Corp.	4.000%	9/1/23	2,332	2,470
	Loews Corp.	2.625%	5/15/23	6,835	6,966
	Markel Corp.	4.900%	7/1/22	1,650	1,757
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	3,263	3,383
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	2,388	2,426
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,050	3,148
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	8,500	9,043
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,890	3,030
	MetLife Inc.	3.048%	12/15/22	4,782	4,948
	MetLife Inc.	4.368%	9/15/23	4,351	4,706
	MetLife Inc.	3.600%	4/10/24	6,318	6,729
	Old Republic International Corp.	4.875%	10/1/24	2,830	3,096
	Primerica Inc.	4.750%	7/15/22	2,700	2,847
	Principal Financial Group Inc.	3.300%	9/15/22	1,200	1,236
	Principal Financial Group Inc.	3.125%	5/15/23	3,275	3,363
	Progressive Corp.	3.750%	8/23/21	5,954	6,133
	Prudential Financial Inc.	4.500%	11/16/21	6,760	7,109
	Prudential Financial Inc.	3.500%	5/15/24	4,600	4,889
[3]	Prudential Financial Inc.	5.875%	9/15/42	7,483	8,054
[3]	Prudential Financial Inc.	5.625%	6/15/43	7,410	7,966
	Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,152
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,981
	Trinity Acquisition plc	3.500%	9/15/21	1,150	1,170
	UnitedHealth Group Inc.	4.700%	2/15/21	3,200	3,276
	UnitedHealth Group Inc.	2.125%	3/15/21	9,336	9,349
	UnitedHealth Group Inc.	3.150%	6/15/21	5,841	5,942

13

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.875%	12/15/21	7,340	7,482
	UnitedHealth Group Inc.	2.875%	3/15/22	7,003	7,134
	UnitedHealth Group Inc.	3.350%	7/15/22	4,231	4,370
	UnitedHealth Group Inc.	2.375%	10/15/22	6,319	6,391
	UnitedHealth Group Inc.	2.750%	2/15/23	5,226	5,323
	UnitedHealth Group Inc.	2.875%	3/15/23	4,725	4,834
	UnitedHealth Group Inc.	3.500%	6/15/23	5,250	5,493
	UnitedHealth Group Inc.	3.500%	2/15/24	1,205	1,269
	Unum Group	4.000%	3/15/24	2,275	2,401
[3]	Voya Financial Inc.	5.650%	5/15/53	6,000	6,330
	Willis North America Inc.	3.600%	5/15/24	5,605	5,851
	Willis Towers Watson plc	5.750%	3/15/21	3,146	3,275
	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	3,445	3,502
	ORIX Corp.	3.250%	12/4/24	975	1,011
	Real Estate Investment Trusts (0.6%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	5,500	5,773
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,475	3,695
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,384	2,482
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	2,700	2,878
	AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,145
	AvalonBay Communities Inc.	2.950%	9/15/22	1,714	1,752
	AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,791
	Boston Properties LP	4.125%	5/15/21	6,674	6,829
	Boston Properties LP	3.850%	2/1/23	5,421	5,677
	Boston Properties LP	3.125%	9/1/23	3,275	3,373
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,775	2,882
	Brandywine Operating Partnership LP	4.100%	10/1/24	420	442
	Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	6,221
	Brixmor Operating Partnership LP	3.250%	9/15/23	3,300	3,399
	Camden Property Trust	2.950%	12/15/22	3,775	3,848
	Corporate Office Properties LP	3.700%	6/15/21	1,970	1,992
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,719
	CubeSmart LP	4.375%	12/15/23	1,925	2,047
	CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	3,755	3,770
	Digital Realty Trust LP	3.950%	7/1/22	4,746	4,941
	Digital Realty Trust LP	3.625%	10/1/22	4,795	4,955
	Digital Realty Trust LP	2.750%	2/1/23	1,275	1,288
	Duke Realty LP	3.875%	10/15/22	1,250	1,301
	Duke Realty LP	3.625%	4/15/23	1,907	1,981
	Duke Realty LP	3.750%	12/1/24	855	905
	ERP Operating LP	4.625%	12/15/21	5,351	5,585
	ERP Operating LP	3.000%	4/15/23	3,873	3,984
	Essex Portfolio LP	5.200%	3/15/21	1,850	1,905
	Essex Portfolio LP	3.250%	5/1/23	2,426	2,492
	Essex Portfolio LP	3.875%	5/1/24	4,231	4,467
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,900	1,963
	Healthpeak Properties Inc.	3.150%	8/1/22	3,203	3,260
	Healthpeak Properties Inc.	4.250%	11/15/23	2,535	2,705
	Healthpeak Properties Inc.	4.200%	3/1/24	1,500	1,600
	Healthpeak Properties Inc.	3.875%	8/15/24	1,914	2,033
	Highwoods Realty LP	3.200%	6/15/21	2,000	2,025
	Host Hotels & Resorts LP	4.750%	3/1/23	1,297	1,383
	Host Hotels & Resorts LP	3.750%	10/15/23	4,875	5,077
	Host Hotels & Resorts LP	3.875%	4/1/24	1,475	1,555
	Kilroy Realty LP	3.450%	12/15/24	1,553	1,613
	Kimco Realty Corp.	3.200%	5/1/21	4,919	4,987
	Kimco Realty Corp.	3.400%	11/1/22	2,220	2,291
	Kimco Realty Corp.	3.125%	6/1/23	1,700	1,738
	Liberty Property LP	4.125%	6/15/22	2,168	2,264
	Liberty Property LP	3.375%	6/15/23	2,304	2,392

14

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Liberty Property LP	4.400%	2/15/24	200	216
Mid-America Apartments LP	4.300%	10/15/23	2,625	2,798
Mid-America Apartments LP	3.750%	6/15/24	700	738
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,039
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,324
National Retail Properties Inc.	3.900%	6/15/24	3,675	3,880
Office Properties Income Trust	4.000%	7/15/22	5,000	5,113
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,100	5,418
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,805	4,162
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,129
Piedmont Operating Partnership LP	4.450%	3/15/24	1,050	1,115
Prologis LP	4.250%	8/15/23	6,600	7,050
Public Storage	2.370%	9/15/22	4,250	4,292
Realty Income Corp.	3.250%	10/15/22	12,947	13,334
Realty Income Corp.	4.650%	8/1/23	2,325	2,513
Realty Income Corp.	3.875%	7/15/24	725	772
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,000	1,064
Select Income REIT	4.250%	5/15/24	3,450	3,583
Service Properties Trust	4.250%	2/15/21	3,305	3,346
Service Properties Trust	5.000%	8/15/22	3,857	4,032
Service Properties Trust	4.500%	6/15/23	2,866	2,966
Service Properties Trust	4.350%	10/1/24	5,716	5,862
Simon Property Group LP	2.500%	7/15/21	2,950	2,971
Simon Property Group LP	2.350%	1/30/22	4,724	4,758
Simon Property Group LP	2.625%	6/15/22	5,125	5,201
Simon Property Group LP	2.750%	6/1/23	8,080	8,248
Simon Property Group LP	2.000%	9/13/24	4,820	4,751
Simon Property Group LP	3.375%	10/1/24	6,656	6,987
SITE Centers Corp.	4.625%	7/15/22	2,145	2,239
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,402
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,291
Ventas Realty LP	3.100%	1/15/23	1,760	1,801
Ventas Realty LP	3.125%	6/15/23	3,863	3,953
Ventas Realty LP	3.500%	4/15/24	3,000	3,130
Ventas Realty LP	3.750%	5/1/24	925	971
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	3,130	3,204
VEREIT Operating Partnership LP	4.600%	2/6/24	6,766	7,287
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,283
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,638
Welltower Inc.	3.750%	3/15/23	3,975	4,137
Welltower Inc.	3.950%	9/1/23	3,770	3,976
Welltower Inc.	3.625%	3/15/24	7,050	7,381
WP Carey Inc.	4.600%	4/1/24	1,333	1,428
				5,279,633
Industrial (13.5%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,350	2,398
Air Products & Chemicals Inc.	3.350%	7/31/24	3,760	3,957
Airgas Inc.	3.650%	7/15/24	1,800	1,909
Albemarle Corp.	4.150%	12/1/24	3,098	3,305
ArcelorMittal	6.250%	2/25/22	6,500	7,004
ArcelorMittal	3.600%	7/16/24	3,500	3,583
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	5,090
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,875	5,187
Braskem Finance Ltd.	6.450%	2/3/24	5,050	5,623
Cabot Corp.	3.700%	7/15/22	2,840	2,923
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,485
Celanese US Holdings LLC	3.500%	5/8/24	2,000	2,066
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	3,300	3,473
Dow Chemical Co.	3.000%	11/15/22	15,471	15,832
Dow Chemical Co.	3.500%	10/1/24	1,004	1,051
DuPont de Nemours Inc.	4.205%	11/15/23	6,670	7,130
Eastman Chemical Co.	3.500%	12/1/21	5,239	5,374

15

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastman Chemical Co.	3.600%	8/15/22	4,744	4,908
	Ecolab Inc.	4.350%	12/8/21	6,602	6,907
	Ecolab Inc.	2.375%	8/10/22	5,800	5,853
	Ecolab Inc.	3.250%	1/14/23	1,750	1,807
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	4,000	4,330
	FMC Corp.	3.950%	2/1/22	3,235	3,333
	Goldcorp Inc.	3.625%	6/9/21	100	101
	International Paper Co.	7.500%	8/15/21	4,731	5,131
	International Paper Co.	3.650%	6/15/24	4,160	4,375
	Kinross Gold Corp.	5.125%	9/1/21	3,440	3,578
	Kinross Gold Corp.	5.950%	3/15/24	1,425	1,585
	LyondellBasell Industries NV	6.000%	11/15/21	15,041	15,985
	LyondellBasell Industries NV	5.750%	4/15/24	6,500	7,321
	Methanex Corp.	4.250%	12/1/24	735	755
	Mosaic Co.	3.750%	11/15/21	3,870	3,961
	Mosaic Co.	3.250%	11/15/22	5,785	5,932
	Mosaic Co.	4.250%	11/15/23	7,300	7,779
	NewMarket Corp.	4.100%	12/15/22	1,875	1,970
	Newmont Corp.	3.625%	6/9/21	5,400	5,507
	Newmont Corp.	3.500%	3/15/22	3,596	3,691
	Newmont Corp.	3.700%	3/15/23	5,326	5,568
	Nucor Corp.	4.125%	9/15/22	3,760	3,942
	Nucor Corp.	4.000%	8/1/23	7,264	7,685
	Nutrien Ltd.	3.150%	10/1/22	4,791	4,888
	Nutrien Ltd.	3.500%	6/1/23	7,198	7,425
	Packaging Corp. of America	4.500%	11/1/23	5,582	6,005
	PPG Industries Inc.	2.400%	8/15/24	2,000	2,015
	Praxair Inc.	4.050%	3/15/21	2,665	2,736
	Praxair Inc.	3.000%	9/1/21	3,495	3,559
	Praxair Inc.	2.450%	2/15/22	4,059	4,107
	Praxair Inc.	2.200%	8/15/22	4,295	4,325
	Praxair Inc.	2.700%	2/21/23	2,310	2,357
	Rayonier Inc.	3.750%	4/1/22	1,550	1,567
	Sasol Financing International Ltd.	4.500%	11/14/22	6,800	7,023
	SASOL Financing USA LLC	5.875%	3/27/24	9,950	10,783
	Sherwin-Williams Co.	4.200%	1/15/22	100	104
	Sherwin-Williams Co.	2.750%	6/1/22	5,818	5,916
	Sherwin-Williams Co.	3.125%	6/1/24	5,250	5,421
	Southern Copper Corp.	3.500%	11/8/22	2,025	2,091
	Steel Dynamics Inc.	2.800%	12/15/24	5,500	5,541
	WestRock RKT Co.	4.900%	3/1/22	165	174
	Weyerhaeuser Co.	4.700%	3/15/21	5,158	5,290
	Capital Goods (1.3%)
	3M Co.	1.625%	9/19/21	3,485	3,475
	3M Co.	2.750%	3/1/22	5,425	5,526
	3M Co.	2.000%	6/26/22	3,090	3,108
	3M Co.	1.750%	2/14/23	3,100	3,082
	3M Co.	2.250%	3/15/23	5,250	5,295
	3M Co.	3.250%	2/14/24	2,900	3,032
	ABB Finance USA Inc.	2.875%	5/8/22	7,768	7,926
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,949	2,000
[4]	Bemis Co. Inc.	4.500%	10/15/21	3,050	3,140
	Boeing Co.	2.300%	8/1/21	1,265	1,272
	Boeing Co.	8.750%	8/15/21	1,000	1,106
	Boeing Co.	2.350%	10/30/21	5,150	5,190
	Boeing Co.	2.125%	3/1/22	3,010	3,015
	Boeing Co.	2.700%	5/1/22	3,300	3,346
	Boeing Co.	2.800%	3/1/23	2,500	2,546
	Boeing Co.	1.875%	6/15/23	5,010	4,973
	Boeing Co.	2.850%	10/30/24	2,500	2,559
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,733
	Carlisle Cos. Inc.	3.500%	12/1/24	1,022	1,061
	Caterpillar Financial Services Corp.	3.350%	12/7/20	700	709

16

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Financial Services Corp.	2.650%	5/17/21	2,950	2,980
	Caterpillar Financial Services Corp.	1.700%	8/9/21	8,100	8,072
	Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	2,040
	Caterpillar Financial Services Corp.	1.931%	10/1/21	6,438	6,446
	Caterpillar Financial Services Corp.	2.950%	2/26/22	5,600	5,722
	Caterpillar Financial Services Corp.	2.850%	6/1/22	5,670	5,788
	Caterpillar Financial Services Corp.	2.400%	6/6/22	3,700	3,740
	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,525	5,626
	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	5,230
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,215	5,557
	Caterpillar Financial Services Corp.	3.650%	12/7/23	3,525	3,736
	Caterpillar Financial Services Corp.	2.850%	5/17/24	3,500	3,613
	Caterpillar Financial Services Corp.	3.300%	6/9/24	2,475	2,603
	Caterpillar Financial Services Corp.	2.150%	11/8/24	4,200	4,210
	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,123	7,511
	Caterpillar Inc.	3.900%	5/27/21	5,620	5,769
	Caterpillar Inc.	2.600%	6/26/22	5,286	5,365
	Caterpillar Inc.	3.400%	5/15/24	2,646	2,796
	CNH Industrial Capital LLC	4.875%	4/1/21	6,420	6,624
	CNH Industrial Capital LLC	3.875%	10/15/21	2,295	2,356
	CNH Industrial Capital LLC	4.375%	4/5/22	5,560	5,800
	CNH Industrial Capital LLC	4.200%	1/15/24	3,650	3,864
	CNH Industrial NV	4.500%	8/15/23	5,770	6,148
	Crane Co.	4.450%	12/15/23	2,500	2,661
	Deere & Co.	2.600%	6/8/22	8,558	8,696
	Eaton Corp.	2.750%	11/2/22	6,902	7,041
[4]	Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,534
	Emerson Electric Co.	2.625%	12/1/21	5,980	6,080
	Emerson Electric Co.	2.625%	2/15/23	1,525	1,559
	Flowserve Corp.	3.500%	9/15/22	4,625	4,675
	Fortive Corp.	2.350%	6/15/21	4,650	4,662
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,700	3,908
	General Dynamics Corp.	3.000%	5/11/21	9,705	9,860
	General Dynamics Corp.	3.875%	7/15/21	3,955	4,067
	General Dynamics Corp.	2.250%	11/15/22	1,273	1,286
	General Dynamics Corp.	3.375%	5/15/23	8,459	8,831
	General Dynamics Corp.	1.875%	8/15/23	5,856	5,861
	General Dynamics Corp.	2.375%	11/15/24	5,000	5,083
	General Electric Co.	4.625%	1/7/21	9,036	9,243
	General Electric Co.	5.300%	2/11/21	8,587	8,861
	General Electric Co.	4.650%	10/17/21	8,902	9,274
	General Electric Co.	2.700%	10/9/22	9,166	9,290
	General Electric Co.	3.100%	1/9/23	8,325	8,498
	General Electric Co.	3.375%	3/11/24	12,855	13,302
	General Electric Co.	3.450%	5/15/24	5,800	6,016
	Honeywell International Inc.	4.250%	3/1/21	5,392	5,554
	Honeywell International Inc.	1.850%	11/1/21	7,190	7,203
	Honeywell International Inc.	2.150%	8/8/22	3,150	3,180
	Honeywell International Inc.	2.300%	8/15/24	6,450	6,536
	Illinois Tool Works Inc.	3.375%	9/15/21	4,450	4,549
	Illinois Tool Works Inc.	3.500%	3/1/24	8,565	9,065
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,701	9,295
	John Deere Capital Corp.	2.550%	1/8/21	2,250	2,262
	John Deere Capital Corp.	2.800%	3/4/21	3,000	3,032
	John Deere Capital Corp.	2.875%	3/12/21	3,825	3,867
	John Deere Capital Corp.	3.900%	7/12/21	3,585	3,695
	John Deere Capital Corp.	3.125%	9/10/21	1,345	1,374
	John Deere Capital Corp.	3.150%	10/15/21	2,615	2,674
	John Deere Capital Corp.	2.650%	1/6/22	4,702	4,778
	John Deere Capital Corp.	2.950%	4/1/22	3,650	3,735
	John Deere Capital Corp.	1.950%	6/13/22	2,900	2,902
	John Deere Capital Corp.	2.150%	9/8/22	5,820	5,857
	John Deere Capital Corp.	2.700%	1/6/23	6,950	7,101
	John Deere Capital Corp.	2.800%	1/27/23	5,800	5,941

17

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	2.800%	3/6/23	6,873	7,049
	John Deere Capital Corp.	3.450%	6/7/23	4,515	4,723
	John Deere Capital Corp.	3.650%	10/12/23	3,700	3,920
	John Deere Capital Corp.	3.450%	1/10/24	1,675	1,764
	John Deere Capital Corp.	2.600%	3/7/24	3,200	3,269
	John Deere Capital Corp.	2.650%	6/24/24	6,250	6,399
[4]	L3Harris Technologies Inc.	4.950%	2/15/21	5,516	5,650
[4]	L3Harris Technologies Inc.	3.850%	6/15/23	7,208	7,586
[4]	L3Harris Technologies Inc.	3.950%	5/28/24	3,075	3,261
	Leggett & Platt Inc.	3.800%	11/15/24	1,007	1,053
	Lennox International Inc.	3.000%	11/15/23	2,000	2,033
	Lockheed Martin Corp.	3.350%	9/15/21	6,116	6,270
	Lockheed Martin Corp.	3.100%	1/15/23	3,019	3,120
	Martin Marietta Materials Inc.	4.250%	7/2/24	1,500	1,605
	Masco Corp.	3.500%	4/1/21	3,040	3,079
	Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,503
	Northrop Grumman Corp.	3.500%	3/15/21	5,951	6,061
	Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,393
	Northrop Grumman Corp.	3.250%	8/1/23	7,383	7,674
	Nvent Finance Sarl	3.950%	4/15/23	1,137	1,153
	Owens Corning	4.200%	12/1/24	1,691	1,791
	Parker-Hannifin Corp.	2.700%	6/14/24	5,450	5,523
	Parker-Hannifin Corp.	3.300%	11/21/24	5,481	5,729
	Precision Castparts Corp.	2.500%	1/15/23	9,135	9,295
	Raytheon Co.	2.500%	12/15/22	2,363	2,410
	Republic Services Inc.	5.250%	11/15/21	2,729	2,894
	Republic Services Inc.	3.550%	6/1/22	9,319	9,628
	Republic Services Inc.	4.750%	5/15/23	2,513	2,706
	Rockwell Collins Inc.	2.800%	3/15/22	8,112	8,251
	Rockwell Collins Inc.	3.700%	12/15/23	2,210	2,327
	Rockwell Collins Inc.	3.200%	3/15/24	7,475	7,779
	Roper Technologies Inc.	3.000%	12/15/20	4,387	4,427
	Roper Technologies Inc.	2.800%	12/15/21	4,651	4,717
	Roper Technologies Inc.	3.125%	11/15/22	4,412	4,529
	Roper Technologies Inc.	2.350%	9/15/24	5,825	5,856
	Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	8,177
	Stanley Black & Decker Inc.	3.400%	12/1/21	4,000	4,086
	Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,229
	Textron Inc.	4.300%	3/1/24	1,000	1,068
	Timken Co.	3.875%	9/1/24	275	287
	United Technologies Corp.	3.350%	8/16/21	7,314	7,484
	United Technologies Corp.	1.950%	11/1/21	7,029	7,038
	United Technologies Corp.	2.300%	5/4/22	1,200	1,209
	United Technologies Corp.	3.100%	6/1/22	10,496	10,776
	United Technologies Corp.	3.650%	8/16/23	19,435	20,473
	United Technologies Corp.	2.800%	5/4/24	4,200	4,316
	Wabtec Corp.	4.400%	3/15/24	4,875	5,167
	Waste Management Inc.	4.600%	3/1/21	2,678	2,746
	Waste Management Inc.	2.900%	9/15/22	5,787	5,918
	Waste Management Inc.	2.400%	5/15/23	4,304	4,343
	Waste Management Inc.	2.950%	6/15/24	4,725	4,873
	Xylem Inc.	4.875%	10/1/21	5,384	5,640
	Communication (1.4%)
	Activision Blizzard Inc.	2.300%	9/15/21	7,000	7,031
	America Movil SAB de CV	3.125%	7/16/22	10,263	10,467
	American Tower Corp.	3.300%	2/15/21	3,500	3,543
	American Tower Corp.	3.450%	9/15/21	4,954	5,073
	American Tower Corp.	5.900%	11/1/21	6,279	6,708
	American Tower Corp.	2.250%	1/15/22	3,660	3,671
	American Tower Corp.	4.700%	3/15/22	3,635	3,828
	American Tower Corp.	3.500%	1/31/23	7,407	7,673
	American Tower Corp.	3.000%	6/15/23	4,250	4,346
	American Tower Corp.	5.000%	2/15/24	4,841	5,326

18

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	3.375%	5/15/24	4,900	5,079
	AT&T Inc.	4.600%	2/15/21	4,100	4,194
	AT&T Inc.	2.800%	2/17/21	16,063	16,193
	AT&T Inc.	4.450%	5/15/21	8,285	8,566
	AT&T Inc.	3.875%	8/15/21	10,361	10,667
	AT&T Inc.	3.000%	2/15/22	8,446	8,605
	AT&T Inc.	3.200%	3/1/22	9,605	9,838
	AT&T Inc.	3.800%	3/15/22	6,021	6,247
	AT&T Inc.	3.400%	6/15/22	4,100	4,222
	AT&T Inc.	3.000%	6/30/22	8,168	8,348
	AT&T Inc.	3.600%	2/17/23	7,700	8,034
	AT&T Inc.	4.050%	12/15/23	3,600	3,849
	AT&T Inc.	3.800%	3/1/24	5,376	5,676
	AT&T Inc.	4.450%	4/1/24	8,113	8,784
	AT&T Inc.	3.550%	6/1/24	11,719	12,319
	British Telecommunications plc	4.500%	12/4/23	4,700	5,061
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	12,635	13,226
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	6,929	7,283
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,049	9,734
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,639	9,227
	Comcast Corp.	3.450%	10/1/21	15,258	15,689
	Comcast Corp.	1.625%	1/15/22	4,956	4,941
	Comcast Corp.	3.125%	7/15/22	4,724	4,870
	Comcast Corp.	2.750%	3/1/23	7,650	7,818
	Comcast Corp.	3.000%	2/1/24	6,250	6,476
	Comcast Corp.	3.600%	3/1/24	6,523	6,907
	Comcast Corp.	3.700%	4/15/24	15,195	16,165
	Crown Castle International Corp.	3.400%	2/15/21	5,960	6,048
	Crown Castle International Corp.	2.250%	9/1/21	6,121	6,127
	Crown Castle International Corp.	4.875%	4/15/22	6,091	6,441
	Crown Castle International Corp.	5.250%	1/15/23	9,584	10,389
	Crown Castle International Corp.	3.200%	9/1/24	7,050	7,258
	Discovery Communications LLC	4.375%	6/15/21	2,753	2,835
	Discovery Communications LLC	3.300%	5/15/22	4,628	4,747
	Discovery Communications LLC	3.500%	6/15/22	6,807	6,983
	Discovery Communications LLC	2.950%	3/20/23	10,000	10,185
	Discovery Communications LLC	3.250%	4/1/23	1,950	2,004
	Discovery Communications LLC	3.800%	3/13/24	1,100	1,158
	Discovery Communications LLC	3.900%	11/15/24	3,000	3,182
	Electronic Arts Inc.	3.700%	3/1/21	4,600	4,680
[4]	Fox Corp.	3.666%	1/25/22	3,920	4,048
[4]	Fox Corp.	4.030%	1/25/24	8,600	9,159
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,912	5,038
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,700	5,953
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,025	7,546
	Moody's Corp.	3.250%	6/7/21	4,320	4,392
	Moody's Corp.	2.750%	12/15/21	3,991	4,048
	Moody's Corp.	2.625%	1/15/23	2,473	2,509
	Moody's Corp.	4.875%	2/15/24	225	247
	NBCUniversal Media LLC	4.375%	4/1/21	12,858	13,258
	NBCUniversal Media LLC	2.875%	1/15/23	8,679	8,907
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	8,875	9,178
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	8,563	9,006
	Orange SA	4.125%	9/14/21	9,928	10,291
	RELX Capital Inc.	3.125%	10/15/22	4,007	4,143
	RELX Capital Inc.	3.500%	3/16/23	4,688	4,866
	Rogers Communications Inc.	3.000%	3/15/23	650	666
	Rogers Communications Inc.	4.100%	10/1/23	7,600	8,098
	Telefonica Emisiones SAU	5.462%	2/16/21	11,029	11,443
	Telefonica Emisiones SAU	4.570%	4/27/23	2,250	2,418
	Thomson Reuters Corp.	4.300%	11/23/23	4,200	4,506
	Time Warner Cable LLC	4.125%	2/15/21	5,495	5,581

19

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Time Warner Cable LLC	4.000%	9/1/21	7,029	7,196
Time Warner Entertainment Co. LP	8.375%	3/15/23	4,051	4,785
Verizon Communications Inc.	3.450%	3/15/21	10,315	10,513
Verizon Communications Inc.	4.600%	4/1/21	8,857	9,154
Verizon Communications Inc.	2.946%	3/15/22	1,200	1,225
Verizon Communications Inc.	3.125%	3/16/22	12,953	13,277
Verizon Communications Inc.	2.450%	11/1/22	9,125	9,239
Verizon Communications Inc.	5.150%	9/15/23	23,577	26,137
Verizon Communications Inc.	4.150%	3/15/24	1,023	1,101
Verizon Communications Inc.	3.500%	11/1/24	6,786	7,182
ViacomCBS Inc.	3.875%	12/15/21	4,141	4,283
ViacomCBS Inc.	3.375%	3/1/22	2,620	2,680
ViacomCBS Inc.	2.500%	2/15/23	3,300	3,334
ViacomCBS Inc.	2.900%	6/1/23	2,725	2,773
ViacomCBS Inc.	4.250%	9/1/23	8,310	8,845
ViacomCBS Inc.	3.875%	4/1/24	4,259	4,505
ViacomCBS Inc.	3.700%	8/15/24	2,625	2,768
Vodafone Group plc	3.750%	1/16/24	12,156	12,820
Walt Disney Co.	2.300%	2/12/21	5,000	5,026
Walt Disney Co.	4.500%	2/15/21	7,810	8,036
Walt Disney Co.	3.750%	6/1/21	3,941	4,045
Walt Disney Co.	2.750%	8/16/21	5,725	5,806
Walt Disney Co.	2.550%	2/15/22	1,850	1,878
Walt Disney Co.	2.450%	3/4/22	4,330	4,395
Walt Disney Co.	3.000%	9/15/22	6,425	6,616
Walt Disney Co.	1.750%	8/30/24	5,000	4,944
Walt Disney Co.	3.700%	9/15/24	3,500	3,740
Weibo Corp.	3.500%	7/5/24	4,900	4,995
WPP Finance 2010	3.625%	9/7/22	3,283	3,395
WPP Finance 2010	3.750%	9/19/24	4,598	4,836
Consumer Cyclical (2.2%)
Advance Auto Parts Inc.	4.500%	12/1/23	2,821	3,025
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,200	9,379
Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	2,031
Alibaba Group Holding Ltd.	3.600%	11/28/24	15,000	15,756
Amazon.com Inc.	3.300%	12/5/21	8,330	8,564
Amazon.com Inc.	2.500%	11/29/22	6,346	6,467
Amazon.com Inc.	2.400%	2/22/23	5,285	5,362
Amazon.com Inc.	2.800%	8/22/24	12,100	12,522
Amazon.com Inc.	3.800%	12/5/24	4,440	4,798
American Honda Finance Corp.	3.150%	1/8/21	2,889	2,924
American Honda Finance Corp.	2.650%	2/12/21	4,978	5,024
American Honda Finance Corp.	1.650%	7/12/21	9,219	9,190
American Honda Finance Corp.	1.700%	9/9/21	7,153	7,134
American Honda Finance Corp.	3.375%	12/10/21	3,070	3,162
American Honda Finance Corp.	1.950%	5/20/22	1,500	1,505
American Honda Finance Corp.	2.600%	11/16/22	7,050	7,185
American Honda Finance Corp.	2.050%	1/10/23	4,349	4,362
American Honda Finance Corp.	3.450%	7/14/23	4,237	4,432
American Honda Finance Corp.	3.625%	10/10/23	2,520	2,658
American Honda Finance Corp.	2.900%	2/16/24	7,415	7,629
American Honda Finance Corp.	2.400%	6/27/24	4,440	4,492
American Honda Finance Corp.	2.150%	9/10/24	3,800	3,801
Aptiv Corp.	4.150%	3/15/24	2,392	2,530
AutoNation Inc.	3.350%	1/15/21	5,650	5,699
AutoNation Inc.	3.500%	11/15/24	1,372	1,413
AutoZone Inc.	3.700%	4/15/22	1,591	1,641
AutoZone Inc.	2.875%	1/15/23	6,600	6,716
AutoZone Inc.	3.125%	4/18/24	4,000	4,154
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,701
Block Financial LLC	5.500%	11/1/22	2,500	2,675
Booking Holdings Inc.	2.750%	3/15/23	8,678	8,855
Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,966

20

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Costco Wholesale Corp.	2.150%	5/18/21	8,145	8,183
Costco Wholesale Corp.	2.250%	2/15/22	2,883	2,912
Costco Wholesale Corp.	2.300%	5/18/22	6,756	6,838
Costco Wholesale Corp.	2.750%	5/18/24	3,852	3,972
Cummins Inc.	3.650%	10/1/23	3,391	3,586
Dollar General Corp.	3.250%	4/15/23	5,310	5,482
Dollar Tree Inc.	3.700%	5/15/23	8,087	8,416
DR Horton Inc.	2.550%	12/1/20	7,283	7,316
DR Horton Inc.	4.375%	9/15/22	1,119	1,173
DR Horton Inc.	4.750%	2/15/23	3,325	3,538
DR Horton Inc.	2.500%	10/15/24	3,150	3,150
eBay Inc.	2.875%	8/1/21	5,075	5,134
eBay Inc.	3.800%	3/9/22	5,502	5,686
eBay Inc.	2.600%	7/15/22	5,603	5,652
eBay Inc.	2.750%	1/30/23	4,634	4,699
eBay Inc.	3.450%	8/1/24	4,000	4,167
Expedia Group Inc.	4.500%	8/15/24	3,110	3,326
Ford Motor Credit Co. LLC	2.343%	11/2/20	10,100	10,079
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,615	6,638
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,819
Ford Motor Credit Co. LLC	3.336%	3/18/21	9,790	9,861
Ford Motor Credit Co. LLC	5.875%	8/2/21	9,950	10,404
Ford Motor Credit Co. LLC	3.813%	10/12/21	9,025	9,175
Ford Motor Credit Co. LLC	5.596%	1/7/22	9,202	9,683
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,066	4,090
Ford Motor Credit Co. LLC	3.339%	3/28/22	9,650	9,732
Ford Motor Credit Co. LLC	2.979%	8/3/22	9,425	9,428
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,985	10,313
Ford Motor Credit Co. LLC	3.350%	11/1/22	8,250	8,326
Ford Motor Credit Co. LLC	3.096%	5/4/23	2,135	2,127
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,100	6,323
Ford Motor Credit Co. LLC	3.810%	1/9/24	4,650	4,716
Ford Motor Credit Co. LLC	5.584%	3/18/24	3,630	3,915
Ford Motor Credit Co. LLC	3.664%	9/8/24	2,455	2,457
Ford Motor Credit Co. LLC	4.063%	11/1/24	13,673	13,944
General Motors Co.	4.875%	10/2/23	4,704	5,049
General Motors Financial Co. Inc.	4.200%	3/1/21	10,014	10,224
General Motors Financial Co. Inc.	3.550%	4/9/21	7,590	7,708
General Motors Financial Co. Inc.	3.200%	7/6/21	12,724	12,878
General Motors Financial Co. Inc.	4.375%	9/25/21	7,719	7,993
General Motors Financial Co. Inc.	4.200%	11/6/21	5,200	5,377
General Motors Financial Co. Inc.	3.450%	1/14/22	12,936	13,236
General Motors Financial Co. Inc.	3.450%	4/10/22	13,567	13,876
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,665
General Motors Financial Co. Inc.	3.550%	7/8/22	7,000	7,202
General Motors Financial Co. Inc.	3.250%	1/5/23	2,775	2,830
General Motors Financial Co. Inc.	3.700%	5/9/23	8,215	8,469
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,759
General Motors Financial Co. Inc.	4.150%	6/19/23	21,575	22,677
General Motors Financial Co. Inc.	5.100%	1/17/24	7,315	7,937
General Motors Financial Co. Inc.	3.500%	11/7/24	5,235	5,387
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,150	2,189
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	1,560	1,593
Home Depot Inc.	2.000%	4/1/21	9,493	9,517
Home Depot Inc.	4.400%	4/1/21	9,033	9,263
Home Depot Inc.	3.250%	3/1/22	5,120	5,288
Home Depot Inc.	2.625%	6/1/22	9,735	9,927
Home Depot Inc.	2.700%	4/1/23	7,084	7,254
Home Depot Inc.	3.750%	2/15/24	2,746	2,934
IHS Markit Ltd.	4.125%	8/1/23	1,565	1,659
IHS Markit Ltd.	3.625%	5/1/24	2,000	2,075
JD.com Inc.	3.125%	4/29/21	3,700	3,718
Kohl's Corp.	3.250%	2/1/23	1,490	1,515
Las Vegas Sands Corp.	3.200%	8/8/24	10,500	10,832

21

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lowe's Cos. Inc.	3.750%	4/15/21	2,908	2,958
Lowe's Cos. Inc.	3.800%	11/15/21	3,232	3,326
Lowe's Cos. Inc.	3.120%	4/15/22	2,803	2,869
Lowe's Cos. Inc.	3.875%	9/15/23	6,100	6,456
Lowe's Cos. Inc.	3.125%	9/15/24	3,641	3,781
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,076
Macy's Retail Holdings Inc.	3.875%	1/15/22	460	469
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	9,382
Magna International Inc.	3.625%	6/15/24	6,350	6,671
Marriott International Inc.	2.875%	3/1/21	1,625	1,641
Marriott International Inc.	3.125%	10/15/21	4,125	4,191
Marriott International Inc.	2.300%	1/15/22	4,763	4,782
Marriott International Inc.	3.250%	9/15/22	3,804	3,903
Marriott International Inc.	2.125%	10/3/22	2,100	2,099
Marriott International Inc.	3.600%	4/15/24	4,200	4,414
Mastercard Inc.	2.000%	11/21/21	7,725	7,762
Mastercard Inc.	3.375%	4/1/24	4,293	4,550
McDonald's Corp.	2.750%	12/9/20	5,125	5,157
McDonald's Corp.	3.625%	5/20/21	7,063	7,223
McDonald's Corp.	2.625%	1/15/22	9,592	9,722
McDonald's Corp.	3.350%	4/1/23	2,517	2,621
Nordstrom Inc.	4.000%	10/15/21	3,054	3,133
NVR Inc.	3.950%	9/15/22	3,907	4,072
O'Reilly Automotive Inc.	4.875%	1/14/21	3,510	3,587
O'Reilly Automotive Inc.	4.625%	9/15/21	2,285	2,367
O'Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,934
PACCAR Financial Corp.	2.050%	11/13/20	1,000	1,001
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,736
PACCAR Financial Corp.	2.800%	3/1/21	3,068	3,102
PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,554
PACCAR Financial Corp.	2.850%	3/1/22	2,655	2,710
PACCAR Financial Corp.	2.650%	5/10/22	3,400	3,463
PACCAR Financial Corp.	2.000%	9/26/22	825	829
PACCAR Financial Corp.	3.400%	8/9/23	2,927	3,055
PACCAR Financial Corp.	2.150%	8/15/24	1,200	1,197
QVC Inc.	4.375%	3/15/23	7,844	8,082
QVC Inc.	4.850%	4/1/24	3,950	4,146
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	5,124
Sands China Ltd.	4.600%	8/8/23	9,325	9,803
Starbucks Corp.	2.100%	2/4/21	5,220	5,227
Starbucks Corp.	2.700%	6/15/22	2,746	2,798
Starbucks Corp.	3.100%	3/1/23	8,325	8,589
Starbucks Corp.	3.850%	10/1/23	6,575	6,965
Tapestry Inc.	3.000%	7/15/22	2,800	2,835
Target Corp.	2.900%	1/15/22	7,803	7,983
Target Corp.	3.500%	7/1/24	550	589
TJX Cos. Inc.	2.750%	6/15/21	7,412	7,504
TJX Cos. Inc.	2.500%	5/15/23	4,680	4,768
Toyota Motor Corp.	3.183%	7/20/21	10,980	11,202
Toyota Motor Corp.	2.157%	7/2/22	3,900	3,930
Toyota Motor Corp.	3.419%	7/20/23	9,000	9,433
Toyota Motor Corp.	2.358%	7/2/24	3,310	3,363
Toyota Motor Credit Corp.	4.250%	1/11/21	3,135	3,210
Toyota Motor Credit Corp.	1.900%	4/8/21	8,245	8,251
Toyota Motor Credit Corp.	2.950%	4/13/21	8,280	8,398
Toyota Motor Credit Corp.	2.750%	5/17/21	5,010	5,069
Toyota Motor Credit Corp.	3.400%	9/15/21	9,015	9,240
Toyota Motor Credit Corp.	1.800%	10/7/21	2,400	2,397
Toyota Motor Credit Corp.	2.600%	1/11/22	10,165	10,317
Toyota Motor Credit Corp.	3.300%	1/12/22	3,851	3,958
Toyota Motor Credit Corp.	2.650%	4/12/22	5,375	5,463
Toyota Motor Credit Corp.	2.150%	9/8/22	10,125	10,204
Toyota Motor Credit Corp.	2.625%	1/10/23	1,676	1,708
Toyota Motor Credit Corp.	2.700%	1/11/23	6,082	6,205

22

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.450%	9/20/23	440	463
	Toyota Motor Credit Corp.	2.250%	10/18/23	3,982	4,013
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,800	2,897
	VF Corp.	3.500%	9/1/21	2,000	2,045
	Visa Inc.	2.200%	12/14/20	16,056	16,114
	Visa Inc.	2.150%	9/15/22	6,334	6,403
	Visa Inc.	2.800%	12/14/22	15,452	15,877
	Walgreen Co.	3.100%	9/15/22	1,311	1,337
	Walgreens Boots Alliance Inc.	3.300%	11/18/21	15,114	15,396
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	12,000	12,486
	Walmart Inc.	1.900%	12/15/20	15,549	15,569
	Walmart Inc.	3.125%	6/23/21	5,945	6,068
	Walmart Inc.	2.350%	12/15/22	9,103	9,257
	Walmart Inc.	2.550%	4/11/23	8,106	8,270
	Walmart Inc.	3.400%	6/26/23	8,066	8,470
	Walmart Inc.	3.300%	4/22/24	10,739	11,274
	Walmart Inc.	2.850%	7/8/24	8,346	8,636
	Walmart Inc.	2.650%	12/15/24	11,100	11,440
	Western Union Co.	3.600%	3/15/22	3,850	3,972
	Western Union Co.	4.250%	6/9/23	1,050	1,105
	Consumer Noncyclical (3.4%)
	Abbott Laboratories	2.550%	3/15/22	6,061	6,159
	Abbott Laboratories	3.400%	11/30/23	8,172	8,582
	AbbVie Inc.	2.300%	5/14/21	10,660	10,691
	AbbVie Inc.	3.375%	11/14/21	8,300	8,506
[4]	AbbVie Inc.	2.150%	11/19/21	11,000	11,028
	AbbVie Inc.	2.900%	11/6/22	14,604	14,893
	AbbVie Inc.	3.200%	11/6/22	11,072	11,383
[4]	AbbVie Inc.	2.300%	11/21/22	18,575	18,644
	AbbVie Inc.	2.850%	5/14/23	8,443	8,605
	AbbVie Inc.	3.750%	11/14/23	8,250	8,679
[4]	AbbVie Inc.	2.600%	11/21/24	20,750	20,890
	Actavis Inc.	3.250%	10/1/22	15,915	16,263
	Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,439
	Agilent Technologies Inc.	3.875%	7/15/23	1,820	1,908
	Allergan Funding SCS	3.450%	3/15/22	10,861	11,110
	Allergan Funding SCS	3.850%	6/15/24	7,247	7,592
	Altria Group Inc.	4.750%	5/5/21	7,279	7,531
	Altria Group Inc.	3.490%	2/14/22	7,225	7,433
	Altria Group Inc.	2.850%	8/9/22	3,693	3,761
	Altria Group Inc.	4.000%	1/31/24	8,745	9,263
	Altria Group Inc.	3.800%	2/14/24	7,317	7,692
	AmerisourceBergen Corp.	3.500%	11/15/21	5,245	5,372
	AmerisourceBergen Corp.	3.400%	5/15/24	5,801	6,012
	Amgen Inc.	4.100%	6/15/21	7,680	7,875
	Amgen Inc.	1.850%	8/19/21	5,905	5,894
	Amgen Inc.	3.875%	11/15/21	8,680	8,954
	Amgen Inc.	2.700%	5/1/22	3,300	3,344
	Amgen Inc.	2.650%	5/11/22	1,103	1,119
	Amgen Inc.	3.625%	5/15/22	5,840	6,039
	Amgen Inc.	2.250%	8/19/23	5,760	5,809
	Amgen Inc.	3.625%	5/22/24	6,940	7,326
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,862	3,926
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	27,974	28,941
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	5,962	6,318
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,293	4,391
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,475	4,551
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	4,075	4,292
	Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,323
	Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,087
	AstraZeneca plc	2.375%	11/16/20	7,082	7,107
	AstraZeneca plc	2.375%	6/12/22	6,000	6,048
	AstraZeneca plc	3.500%	8/17/23	4,350	4,546

23

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	2.764%	8/15/22	757	767
	BAT Capital Corp.	3.222%	8/15/24	15,649	15,986
	BAT Capital Corp.	2.789%	9/6/24	11,475	11,537
	Baxalta Inc.	3.600%	6/23/22	1,146	1,175
	Baxter International Inc.	1.700%	8/15/21	2,805	2,800
	Beam Suntory Inc.	3.250%	5/15/22	151	154
	Becton Dickinson & Co.	3.125%	11/8/21	10,862	11,069
	Becton Dickinson & Co.	2.894%	6/6/22	12,000	12,192
	Becton Dickinson & Co.	3.363%	6/6/24	13,276	13,799
	Becton Dickinson & Co.	3.734%	12/15/24	3,674	3,893
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,148
	Biogen Inc.	3.625%	9/15/22	7,588	7,894
	Boston Scientific Corp.	3.375%	5/15/22	3,525	3,638
	Boston Scientific Corp.	3.450%	3/1/24	7,983	8,344
[4]	Bristol-Myers Squibb Co.	2.875%	2/19/21	2,705	2,733
[4]	Bristol-Myers Squibb Co.	2.550%	5/14/21	7,000	7,068
[4]	Bristol-Myers Squibb Co.	2.250%	8/15/21	2,590	2,605
[4]	Bristol-Myers Squibb Co.	2.600%	5/16/22	9,500	9,651
	Bristol-Myers Squibb Co.	2.000%	8/1/22	4,885	4,916
[4]	Bristol-Myers Squibb Co.	3.250%	8/15/22	4,901	5,051
[4]	Bristol-Myers Squibb Co.	3.550%	8/15/22	7,460	7,708
[4]	Bristol-Myers Squibb Co.	2.750%	2/15/23	6,435	6,538
[4]	Bristol-Myers Squibb Co.	3.250%	2/20/23	5,075	5,214
[4]	Bristol-Myers Squibb Co.	4.000%	8/15/23	5,816	6,198
	Bristol-Myers Squibb Co.	3.250%	11/1/23	1,425	1,489
[4]	Bristol-Myers Squibb Co.	3.625%	5/15/24	5,805	6,109
[4]	Bristol-Myers Squibb Co.	2.900%	7/26/24	20,530	21,157
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,966
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	3,750	3,938
	Campbell Soup Co.	3.300%	3/15/21	8,006	8,116
	Campbell Soup Co.	3.650%	3/15/23	8,026	8,359
	Cardinal Health Inc.	4.625%	12/15/20	3,315	3,399
	Cardinal Health Inc.	2.616%	6/15/22	4,686	4,732
	Cardinal Health Inc.	3.200%	3/15/23	5,594	5,735
	Cardinal Health Inc.	3.079%	6/15/24	6,076	6,244
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,988
[4]	Cigna Corp.	3.300%	2/25/21	3,900	3,949
	Cigna Corp.	3.400%	9/17/21	8,485	8,676
[4]	Cigna Corp.	4.750%	11/15/21	7,386	7,743
[4]	Cigna Corp.	3.900%	2/15/22	9,710	10,022
[4]	Cigna Corp.	4.000%	2/15/22	1,300	1,340
[4]	Cigna Corp.	3.050%	11/30/22	5,400	5,494
[4]	Cigna Corp.	3.000%	7/15/23	8,772	8,893
	Cigna Corp.	3.750%	7/15/23	6,735	7,027
[4]	Cigna Corp.	3.500%	6/15/24	7,706	8,021
	Clorox Co.	3.050%	9/15/22	4,625	4,734
	Clorox Co.	3.500%	12/15/24	3,052	3,226
	Coca-Cola Co.	1.550%	9/1/21	6,540	6,529
	Coca-Cola Co.	3.300%	9/1/21	7,331	7,507
	Coca-Cola Co.	2.200%	5/25/22	3,775	3,811
	Coca-Cola Co.	2.500%	4/1/23	5,051	5,154
	Coca-Cola Co.	3.200%	11/1/23	8,059	8,459
	Coca-Cola Co.	1.750%	9/6/24	4,500	4,485
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,525	1,611
	Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,294
	Colgate-Palmolive Co.	2.300%	5/3/22	3,488	3,539
	Colgate-Palmolive Co.	2.250%	11/15/22	7,254	7,352
	Colgate-Palmolive Co.	2.100%	5/1/23	2,901	2,923
	Colgate-Palmolive Co.	3.250%	3/15/24	3,500	3,700
	CommonSpirit Health	2.950%	11/1/22	2,000	2,033
	CommonSpirit Health	2.760%	10/1/24	2,127	2,140
	Conagra Brands Inc.	3.800%	10/22/21	8,550	8,810
	Conagra Brands Inc.	3.250%	9/15/22	4,000	4,090
	Conagra Brands Inc.	4.300%	5/1/24	8,062	8,658

24

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Constellation Brands Inc.	3.750%	5/1/21	4,888	4,992
Constellation Brands Inc.	2.650%	11/7/22	1,323	1,341
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,258
Constellation Brands Inc.	4.250%	5/1/23	6,696	7,093
Constellation Brands Inc.	4.750%	11/15/24	2,661	2,938
Covidien International Finance SA	3.200%	6/15/22	6,204	6,353
CVS Health Corp.	3.350%	3/9/21	14,981	15,202
CVS Health Corp.	2.125%	6/1/21	15,014	15,019
CVS Health Corp.	3.500%	7/20/22	6,026	6,220
CVS Health Corp.	2.750%	12/1/22	9,216	9,361
CVS Health Corp.	4.750%	12/1/22	2,620	2,788
CVS Health Corp.	3.700%	3/9/23	47,319	49,245
CVS Health Corp.	3.375%	8/12/24	4,990	5,195
CVS Health Corp.	2.625%	8/15/24	1,200	1,211
DH Europe Finance II Sarl	2.050%	11/15/22	5,500	5,494
DH Europe Finance II Sarl	2.200%	11/15/24	4,385	4,371
Diageo Capital plc	2.625%	4/29/23	9,453	9,610
Diageo Capital plc	2.125%	10/24/24	8,000	7,987
Diageo Investment Corp.	2.875%	5/11/22	844	860
Dignity Health	3.125%	11/1/22	320	326
Eli Lilly & Co.	2.350%	5/15/22	2,605	2,638
Estee Lauder Cos. Inc.	1.700%	5/10/21	3,475	3,467
Estee Lauder Cos. Inc.	2.000%	12/1/24	202	202
Flowers Foods Inc.	4.375%	4/1/22	1,450	1,510
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,995
General Mills Inc.	3.200%	4/16/21	5,275	5,356
General Mills Inc.	3.150%	12/15/21	9,982	10,193
General Mills Inc.	2.600%	10/12/22	5,683	5,764
General Mills Inc.	3.700%	10/17/23	5,900	6,214
Gilead Sciences Inc.	4.500%	4/1/21	6,262	6,419
Gilead Sciences Inc.	4.400%	12/1/21	7,214	7,521
Gilead Sciences Inc.	1.950%	3/1/22	1,000	1,001
Gilead Sciences Inc.	3.250%	9/1/22	8,649	8,935
Gilead Sciences Inc.	2.500%	9/1/23	7,900	8,018
Gilead Sciences Inc.	3.700%	4/1/24	13,090	13,896
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,940	7,104
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,400	10,830
GlaxoSmithKline Capital plc	3.125%	5/14/21	11,711	11,898
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,160	8,336
GlaxoSmithKline Capital plc	2.875%	6/1/22	8,600	8,783
GlaxoSmithKline Capital plc	3.000%	6/1/24	1,900	1,970
Hasbro Inc.	3.150%	5/15/21	2,040	2,061
HCA Inc.	4.750%	5/1/23	10,424	11,154
HCA Inc.	5.000%	3/15/24	9,155	9,990
Hershey Co.	4.125%	12/1/20	1,590	1,622
Hershey Co.	3.100%	5/15/21	2,570	2,611
Hershey Co.	2.625%	5/1/23	1,250	1,272
Hershey Co.	3.375%	5/15/23	3,367	3,529
Hershey Co.	2.050%	11/15/24	3,757	3,753
JM Smucker Co.	3.000%	3/15/22	3,280	3,343
Johnson & Johnson	1.950%	11/10/20	3,800	3,801
Johnson & Johnson	1.650%	3/1/21	9,060	9,039
Johnson & Johnson	3.550%	5/15/21	3,450	3,527
Johnson & Johnson	2.450%	12/5/21	1,245	1,261
Johnson & Johnson	2.250%	3/3/22	3,360	3,396
Johnson & Johnson	2.050%	3/1/23	3,830	3,852
Johnson & Johnson	3.375%	12/5/23	6,650	7,050
Kaiser Foundation Hospitals	3.500%	4/1/22	1,905	1,968
Kellogg Co.	4.000%	12/15/20	594	604
Kellogg Co.	3.125%	5/17/22	200	204
Kellogg Co.	2.650%	12/1/23	884	900
Keurig Dr Pepper Inc.	3.551%	5/25/21	8,583	8,759
Keurig Dr Pepper Inc.	4.057%	5/25/23	10,519	11,088
Keurig Dr Pepper Inc.	3.130%	12/15/23	5,900	6,059

25

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,242
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,708
	Kraft Foods Group Inc.	3.500%	6/6/22	5,013	5,170
	Kraft Heinz Foods Co.	3.375%	6/15/21	1,925	1,955
	Kraft Heinz Foods Co.	3.500%	7/15/22	3,548	3,654
	Kraft Heinz Foods Co.	4.000%	6/15/23	5,229	5,495
	Kroger Co.	3.300%	1/15/21	4,213	4,258
	Kroger Co.	2.600%	2/1/21	2,420	2,434
	Kroger Co.	2.950%	11/1/21	1,600	1,624
	Kroger Co.	3.400%	4/15/22	2,000	2,056
	Kroger Co.	2.800%	8/1/22	3,975	4,049
	Kroger Co.	3.850%	8/1/23	5,250	5,538
	Kroger Co.	4.000%	2/1/24	2,400	2,548
	Laboratory Corp. of America Holdings	3.200%	2/1/22	3,774	3,852
	Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,829
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,000	2,106
	Laboratory Corp. of America Holdings	3.250%	9/1/24	3,218	3,341
	Laboratory Corp. of America Holdings	2.300%	12/1/24	2,794	2,781
	McCormick & Co. Inc.	2.700%	8/15/22	3,156	3,205
	McCormick & Co. Inc.	3.150%	8/15/24	4,860	5,038
	McKesson Corp.	2.700%	12/15/22	2,000	2,023
	McKesson Corp.	2.850%	3/15/23	3,630	3,682
	McKesson Corp.	3.796%	3/15/24	4,730	4,972
	Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,756
	Medtronic Inc.	3.150%	3/15/22	7,272	7,476
	Medtronic Inc.	2.750%	4/1/23	3,650	3,731
	Medtronic Inc.	3.625%	3/15/24	1,065	1,128
	Merck & Co. Inc.	2.350%	2/10/22	8,688	8,795
	Merck & Co. Inc.	2.400%	9/15/22	8,742	8,864
	Merck & Co. Inc.	2.800%	5/18/23	8,135	8,382
	Merck & Co. Inc.	2.900%	3/7/24	5,500	5,723
	Molson Coors Beverage Co.	2.100%	7/15/21	5,925	5,924
	Molson Coors Beverage Co.	3.500%	5/1/22	3,428	3,515
[4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	9,500	9,492
	Mylan Inc.	4.200%	11/29/23	5,625	5,935
	Mylan NV	3.750%	12/15/20	124	125
	Mylan NV	3.150%	6/15/21	5,459	5,515
	Novartis Capital Corp.	2.400%	5/17/22	5,982	6,062
	Novartis Capital Corp.	2.400%	9/21/22	8,057	8,181
	Novartis Capital Corp.	3.400%	5/6/24	12,808	13,553
	PepsiCo Inc.	2.000%	4/15/21	8,270	8,286
	PepsiCo Inc.	3.000%	8/25/21	6,050	6,164
	PepsiCo Inc.	1.700%	10/6/21	7,973	7,964
	PepsiCo Inc.	2.750%	3/5/22	6,800	6,937
	PepsiCo Inc.	2.250%	5/2/22	6,091	6,151
	PepsiCo Inc.	3.100%	7/17/22	3,215	3,311
	PepsiCo Inc.	2.750%	3/1/23	7,500	7,701
	PepsiCo Inc.	3.600%	3/1/24	125	133
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,894
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,169
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	4,375	4,499
	Pfizer Inc.	1.950%	6/3/21	2,780	2,787
	Pfizer Inc.	3.000%	9/15/21	5,000	5,096
	Pfizer Inc.	2.200%	12/15/21	8,949	9,017
	Pfizer Inc.	2.800%	3/11/22	5,736	5,846
	Pfizer Inc.	3.000%	6/15/23	8,697	9,029
	Pfizer Inc.	3.200%	9/15/23	4,450	4,639
	Pfizer Inc.	2.950%	3/15/24	5,000	5,189
	Pfizer Inc.	3.400%	5/15/24	6,343	6,705
	Philip Morris International Inc.	1.875%	2/25/21	7,397	7,389
	Philip Morris International Inc.	4.125%	5/17/21	3,687	3,793
	Philip Morris International Inc.	2.900%	11/15/21	5,194	5,293
	Philip Morris International Inc.	2.625%	2/18/22	4,548	4,603
	Philip Morris International Inc.	2.375%	8/17/22	6,229	6,281

26

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	2.500%	8/22/22	6,199	6,257
	Philip Morris International Inc.	2.500%	11/2/22	6,634	6,734
	Philip Morris International Inc.	2.125%	5/10/23	2,050	2,049
	Philip Morris International Inc.	3.600%	11/15/23	3,225	3,390
	Philip Morris International Inc.	2.875%	5/1/24	3,575	3,673
[3]	Procter & Gamble - Esop	9.360%	1/1/21	1,716	1,798
	Procter & Gamble Co.	1.850%	2/2/21	2,175	2,177
	Procter & Gamble Co.	1.700%	11/3/21	7,610	7,632
	Procter & Gamble Co.	2.300%	2/6/22	6,697	6,784
	Procter & Gamble Co.	2.150%	8/11/22	500	506
	Procter & Gamble Co.	3.100%	8/15/23	5,969	6,240
	Reynolds American Inc.	4.000%	6/12/22	6,663	6,931
	Reynolds American Inc.	4.850%	9/15/23	3,175	3,437
	Sanofi	4.000%	3/29/21	7,945	8,150
	Sanofi	3.375%	6/19/23	9,455	9,907
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	20,634	20,737
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	20,738	21,111
	SSM Health Care Corp.	3.688%	6/1/23	3,800	3,953
	Stryker Corp.	2.625%	3/15/21	5,455	5,491
	Stryker Corp.	3.375%	5/15/24	4,500	4,715
	Sysco Corp.	2.500%	7/15/21	4,315	4,349
	Sysco Corp.	2.600%	6/12/22	3,525	3,577
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	8,540	8,821
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,955	11,747
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,879	9,126
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	2,850	3,054
	Tyson Foods Inc.	2.250%	8/23/21	9,022	9,057
	Tyson Foods Inc.	4.500%	6/15/22	6,335	6,665
	Tyson Foods Inc.	3.900%	9/28/23	1,600	1,696
	Tyson Foods Inc.	3.950%	8/15/24	14,014	14,977
	Unilever Capital Corp.	4.250%	2/10/21	6,897	7,081
	Unilever Capital Corp.	2.750%	3/22/21	1,695	1,713
	Unilever Capital Corp.	1.375%	7/28/21	8,675	8,610
	Unilever Capital Corp.	3.000%	3/7/22	5,550	5,680
	Unilever Capital Corp.	2.200%	5/5/22	4,258	4,286
	Unilever Capital Corp.	3.125%	3/22/23	3,215	3,325
	Unilever Capital Corp.	3.250%	3/7/24	2,740	2,868
	Unilever Capital Corp.	2.600%	5/5/24	3,750	3,833
	Whirlpool Corp.	4.850%	6/15/21	1,190	1,235
	Whirlpool Corp.	4.700%	6/1/22	2,248	2,378
	Whirlpool Corp.	4.000%	3/1/24	2,175	2,300
	Wyeth LLC	7.250%	3/1/23	1,000	1,155
	Wyeth LLC	6.450%	2/1/24	3,364	3,920
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,477	6,613
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,530
	Zoetis Inc.	3.450%	11/13/20	3,225	3,258
	Zoetis Inc.	3.250%	8/20/21	2,050	2,083
	Zoetis Inc.	3.250%	2/1/23	10,613	10,947
	Energy (1.9%)
	Apache Corp.	3.625%	2/1/21	1,354	1,367
	Apache Corp.	3.250%	4/15/22	3,759	3,815
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	8,600	8,767
	Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,237
	Boardwalk Pipelines LP	4.950%	12/15/24	2,427	2,620
	BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,493
	BP Capital Markets America Inc.	2.112%	9/16/21	9,175	9,211
	BP Capital Markets America Inc.	3.245%	5/6/22	13,847	14,292
	BP Capital Markets America Inc.	2.520%	9/19/22	3,400	3,452
	BP Capital Markets America Inc.	2.750%	5/10/23	9,824	10,041
	BP Capital Markets America Inc.	3.216%	11/28/23	6,850	7,118
	BP Capital Markets America Inc.	3.790%	2/6/24	1,000	1,063
	BP Capital Markets America Inc.	3.224%	4/14/24	6,215	6,481

27

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.062%	3/17/22	13,105	13,438
	BP Capital Markets plc	2.500%	11/6/22	14,750	15,011
	BP Capital Markets plc	3.994%	9/26/23	1,100	1,173
	BP Capital Markets plc	3.535%	11/4/24	9,414	10,018
	Canadian Natural Resources Ltd.	3.450%	11/15/21	3,000	3,064
	Canadian Natural Resources Ltd.	2.950%	1/15/23	8,596	8,755
	Canadian Natural Resources Ltd.	3.800%	4/15/24	350	366
	Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,749
	Cenovus Energy Inc.	3.800%	9/15/23	1,740	1,802
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	8,100	9,335
	Chevron Corp.	2.100%	5/16/21	8,341	8,378
	Chevron Corp.	2.498%	3/3/22	3,485	3,543
	Chevron Corp.	2.355%	12/5/22	12,910	13,081
	Chevron Corp.	2.566%	5/16/23	5,467	5,576
	Chevron Corp.	3.191%	6/24/23	9,764	10,155
	Chevron Corp.	2.895%	3/3/24	12,834	13,275
	Cimarex Energy Co.	4.375%	6/1/24	6,065	6,387
	Continental Resources Inc.	4.500%	4/15/23	9,505	9,957
	Continental Resources Inc.	3.800%	6/1/24	8,605	8,895
	Diamondback Energy Inc.	2.875%	12/1/24	6,000	6,056
	Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,836
	Dominion Energy Gas Holdings LLC	2.500%	11/15/24	3,000	3,012
	Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,526
	Enbridge Energy Partners LP	4.200%	9/15/21	4,320	4,451
	Enbridge Inc.	2.900%	7/15/22	5,220	5,312
	Enbridge Inc.	4.000%	10/1/23	2,267	2,393
	Enbridge Inc.	3.500%	6/10/24	3,150	3,285
	Encana Corp.	3.900%	11/15/21	4,606	4,710
	Energy Transfer Operating LP	4.650%	6/1/21	3,045	3,123
	Energy Transfer Operating LP	5.200%	2/1/22	6,975	7,310
	Energy Transfer Operating LP	3.600%	2/1/23	8,728	8,938
	Energy Transfer Operating LP	4.250%	3/15/23	1,575	1,645
	Energy Transfer Operating LP	5.875%	1/15/24	7,500	8,299
	Energy Transfer Operating LP	4.900%	2/1/24	2,890	3,086
	Energy Transfer Operating LP	4.500%	4/15/24	4,020	4,267
	Enterprise Products Operating LLC	2.800%	2/15/21	8,534	8,612
	Enterprise Products Operating LLC	2.850%	4/15/21	8,585	8,669
	Enterprise Products Operating LLC	3.500%	2/1/22	4,450	4,582
	Enterprise Products Operating LLC	4.050%	2/15/22	2,732	2,848
	Enterprise Products Operating LLC	3.350%	3/15/23	7,960	8,226
	Enterprise Products Operating LLC	3.900%	2/15/24	5,600	5,948
[3]	Enterprise Products Operating LLC	4.875%	8/16/77	1,400	1,381
	EOG Resources Inc.	4.100%	2/1/21	8,890	9,096
	EOG Resources Inc.	2.625%	3/15/23	8,063	8,204
	EQM Midstream Partners LP	4.750%	7/15/23	7,000	7,017
	EQM Midstream Partners LP	4.000%	8/1/24	3,000	2,916
	EQT Corp.	4.875%	11/15/21	7,175	7,369
	EQT Corp.	3.000%	10/1/22	6,405	6,261
	Exxon Mobil Corp.	2.222%	3/1/21	7,297	7,337
	Exxon Mobil Corp.	2.397%	3/6/22	6,054	6,132
	Exxon Mobil Corp.	1.902%	8/16/22	5,180	5,213
	Exxon Mobil Corp.	2.726%	3/1/23	13,125	13,435
	Exxon Mobil Corp.	2.019%	8/16/24	4,000	4,010
	Halliburton Co.	3.250%	11/15/21	2,906	2,959
	Halliburton Co.	3.500%	8/1/23	5,900	6,130
	Hess Corp.	3.500%	7/15/24	2,000	2,051
	Husky Energy Inc.	3.950%	4/15/22	3,600	3,722
	Husky Energy Inc.	4.000%	4/15/24	4,870	5,121
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	8,760	8,880
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,682
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	8,149	8,493
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,432	7,652
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,685	2,781
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	4,825	5,133

28

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	7,376	7,881
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,000	4,278
	Kinder Morgan Inc.	3.150%	1/15/23	3,489	3,567
	Marathon Oil Corp.	2.800%	11/1/22	6,762	6,864
	Marathon Petroleum Corp.	3.400%	12/15/20	8,269	8,358
	Marathon Petroleum Corp.	5.125%	3/1/21	7,404	7,657
	Marathon Petroleum Corp.	4.750%	12/15/23	6,675	7,244
	Marathon Petroleum Corp.	3.625%	9/15/24	3,656	3,834
[4]	MPLX LP	3.500%	12/1/22	3,875	3,991
	MPLX LP	3.375%	3/15/23	5,103	5,237
	MPLX LP	4.500%	7/15/23	7,966	8,455
	MPLX LP	4.875%	12/1/24	6,500	7,049
	National Fuel Gas Co.	4.900%	12/1/21	2,125	2,215
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,149
	National Oilwell Varco Inc.	2.600%	12/1/22	3,091	3,121
	Newfield Exploration Co.	5.750%	1/30/22	5,285	5,615
	Newfield Exploration Co.	5.625%	7/1/24	4,496	4,946
	Noble Energy Inc.	3.900%	11/15/24	3,105	3,280
	Occidental Petroleum Corp.	4.100%	2/1/21	7,978	8,101
	Occidental Petroleum Corp.	4.850%	3/15/21	4,575	4,708
	Occidental Petroleum Corp.	2.600%	8/13/21	9,375	9,431
	Occidental Petroleum Corp.	3.125%	2/15/22	6,756	6,868
	Occidental Petroleum Corp.	2.600%	4/15/22	2,983	3,003
	Occidental Petroleum Corp.	2.700%	8/15/22	11,167	11,289
	Occidental Petroleum Corp.	2.700%	2/15/23	4,175	4,207
	Occidental Petroleum Corp.	6.950%	7/1/24	4,500	5,276
	Occidental Petroleum Corp.	2.900%	8/15/24	18,450	18,740
	ONEOK Inc.	4.250%	2/1/22	8,000	8,301
	ONEOK Inc.	7.500%	9/1/23	1,615	1,879
	ONEOK Inc.	2.750%	9/1/24	2,158	2,169
	ONEOK Partners LP	3.375%	10/1/22	3,987	4,102
	ONEOK Partners LP	5.000%	9/15/23	3,440	3,727
	Phillips 66	4.300%	4/1/22	9,635	10,106
	Phillips 66 Partners LP	2.450%	12/15/24	2,000	1,995
	Pioneer Natural Resources Co.	3.450%	1/15/21	4,135	4,182
	Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,968
	Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,750	5,878
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	2,309	2,369
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	3,850	3,892
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,471	3,597
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	2,298	2,357
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	9,169	9,738
	Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	4,750	5,029
	Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	5,500	5,816
	Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,320	2,385
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	6,944	7,462
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	9,965	10,837
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	11,794	13,156
	Schlumberger Investment SA	3.650%	12/1/23	10,450	11,003
	Shell International Finance BV	1.875%	5/10/21	9,538	9,534
	Shell International Finance BV	1.750%	9/12/21	8,100	8,090
	Shell International Finance BV	2.375%	8/21/22	9,674	9,798
	Shell International Finance BV	2.250%	1/6/23	3,135	3,160
	Shell International Finance BV	3.400%	8/12/23	7,504	7,862
	Shell International Finance BV	2.000%	11/7/24	12,900	12,879
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	2,100	2,154
	Spectra Energy Partners LP	4.750%	3/15/24	7,550	8,207
	Suncor Energy Inc.	3.600%	12/1/24	4,243	4,494
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,060	9,277
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,194	1,218

29

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,470	1,542
	Total Capital Canada Ltd.	2.750%	7/15/23	11,453	11,720
	Total Capital International SA	2.750%	6/19/21	3,150	3,191
	Total Capital International SA	2.218%	7/12/21	2,000	2,009
	Total Capital International SA	2.875%	2/17/22	6,785	6,922
	Total Capital International SA	2.700%	1/25/23	6,625	6,768
	Total Capital International SA	3.700%	1/15/24	6,427	6,820
	Total Capital International SA	3.750%	4/10/24	6,034	6,442
	Total Capital SA	4.125%	1/28/21	2,975	3,042
	Total Capital SA	4.250%	12/15/21	6,930	7,242
	TransCanada PipeLines Ltd.	2.500%	8/1/22	6,375	6,404
	TransCanada PipeLines Ltd.	3.750%	10/16/23	9,307	9,754
	Western Midstream Operating LP	5.375%	6/1/21	3,282	3,371
	Western Midstream Operating LP	4.000%	7/1/22	4,722	4,821
	Williams Cos. Inc.	4.000%	11/15/21	5,415	5,567
	Williams Cos. Inc.	3.600%	3/15/22	6,355	6,530
	Williams Cos. Inc.	3.350%	8/15/22	7,109	7,286
	Williams Cos. Inc.	3.700%	1/15/23	3,278	3,383
	Williams Cos. Inc.	4.500%	11/15/23	2,336	2,493
	Williams Cos. Inc.	4.300%	3/4/24	7,239	7,690
	Williams Cos. Inc.	4.550%	6/24/24	7,007	7,555
	Other Industrial (0.0%)
	Cintas Corp. No. 2	2.900%	4/1/22	5,200	5,304
	Fluor Corp.	3.500%	12/15/24	2,842	2,896
	Technology (2.3%)
	Alphabet Inc.	3.625%	5/19/21	4,572	4,687
	Alphabet Inc.	3.375%	2/25/24	5,000	5,315
	Altera Corp.	4.100%	11/15/23	3,000	3,231
	Amphenol Corp.	3.200%	4/1/24	3,030	3,136
	Analog Devices Inc.	2.500%	12/5/21	3,350	3,376
	Analog Devices Inc.	2.875%	6/1/23	3,750	3,823
	Analog Devices Inc.	3.125%	12/5/23	4,717	4,866
	Apple Inc.	2.250%	2/23/21	13,531	13,598
	Apple Inc.	2.850%	5/6/21	10,661	10,824
	Apple Inc.	1.550%	8/4/21	8,556	8,537
	Apple Inc.	2.150%	2/9/22	14,592	14,715
	Apple Inc.	2.500%	2/9/22	14,210	14,421
	Apple Inc.	2.300%	5/11/22	18,298	18,524
	Apple Inc.	2.700%	5/13/22	9,881	10,091
	Apple Inc.	2.850%	2/23/23	9,846	10,110
	Apple Inc.	2.400%	5/3/23	35,312	35,885
	Apple Inc.	3.000%	2/9/24	9,221	9,544
	Apple Inc.	3.450%	5/6/24	15,205	16,157
	Apple Inc.	2.850%	5/11/24	8,330	8,608
	Apple Inc.	1.800%	9/11/24	4,100	4,062
	Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,635
	Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,308
	Arrow Electronics Inc.	3.250%	9/8/24	3,759	3,857
	Avnet Inc.	3.750%	12/1/21	4,300	4,393
	Avnet Inc.	4.875%	12/1/22	2,825	2,993
	Baidu Inc.	2.875%	7/6/22	4,675	4,718
	Baidu Inc.	3.500%	11/28/22	5,780	5,941
	Baidu Inc.	3.875%	9/29/23	4,900	5,110
	Baidu Inc.	4.375%	5/14/24	5,000	5,327
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	8,460	8,449
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	8,410	8,542
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	5,933	5,962
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	13,025	13,485
[4]	Broadcom Inc.	3.125%	4/15/21	10,000	10,118
[4]	Broadcom Inc.	3.125%	10/15/22	25,000	25,434
[4]	Broadcom Inc.	3.625%	10/15/24	15,410	15,970
	CA Inc.	3.600%	8/15/22	3,075	3,145
	Cadence Design Systems Inc.	4.375%	10/15/24	2,126	2,279

30

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	2.200%	2/28/21	7,634	7,667
	Cisco Systems Inc.	2.900%	3/4/21	4,265	4,317
	Cisco Systems Inc.	1.850%	9/20/21	12,269	12,281
	Cisco Systems Inc.	3.000%	6/15/22	6,524	6,712
	Cisco Systems Inc.	2.600%	2/28/23	7,945	8,118
	Cisco Systems Inc.	3.625%	3/4/24	6,000	6,411
	Corning Inc.	2.900%	5/15/22	4,000	4,082
[4]	Dell International LLC / EMC Corp.	4.420%	6/15/21	21,688	22,291
[4]	Dell International LLC / EMC Corp.	5.450%	6/15/23	21,825	23,644
[4]	Dell International LLC / EMC Corp.	4.000%	7/15/24	6,015	6,293
	DXC Technology Co.	4.250%	4/15/24	3,030	3,206
	Equifax Inc.	3.600%	8/15/21	2,500	2,554
	Equifax Inc.	3.300%	12/15/22	3,480	3,581
	Equifax Inc.	2.600%	12/1/24	750	753
	Equinix Inc.	2.625%	11/18/24	7,000	7,027
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,962	8,287
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,000	2,123
	Fiserv Inc.	4.750%	6/15/21	750	779
	Fiserv Inc.	3.500%	10/1/22	8,363	8,663
	Fiserv Inc.	3.800%	10/1/23	8,875	9,355
	Fiserv Inc.	2.750%	7/1/24	12,500	12,715
	Flex Ltd.	5.000%	2/15/23	3,613	3,854
	FLIR Systems Inc.	3.125%	6/15/21	2,625	2,644
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	25,014	25,286
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,684
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	7,556	7,975
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,750	2,749
	HP Inc.	4.375%	9/15/21	11,300	11,686
	HP Inc.	4.050%	9/15/22	3,881	4,053
	IBM Credit LLC	3.450%	11/30/20	4,975	5,051
	IBM Credit LLC	1.800%	1/20/21	8,225	8,213
	IBM Credit LLC	2.650%	2/5/21	7,024	7,077
	IBM Credit LLC	3.600%	11/30/21	3,875	4,002
	IBM Credit LLC	2.200%	9/8/22	6,100	6,142
	IBM Credit LLC	3.000%	2/6/23	8,100	8,331
	Intel Corp.	1.700%	5/19/21	6,050	6,039
	Intel Corp.	3.300%	10/1/21	14,011	14,371
	Intel Corp.	2.350%	5/11/22	7,050	7,132
	Intel Corp.	3.100%	7/29/22	8,365	8,629
	Intel Corp.	2.700%	12/15/22	8,306	8,508
	Intel Corp.	2.875%	5/11/24	3,050	3,163
	International Business Machines Corp.	2.250%	2/19/21	8,769	8,807
	International Business Machines Corp.	2.800%	5/13/21	11,050	11,196
	International Business Machines Corp.	2.500%	1/27/22	8,675	8,777
	International Business Machines Corp.	2.850%	5/13/22	20,250	20,687
	International Business Machines Corp.	1.875%	8/1/22	5,035	5,036
	International Business Machines Corp.	2.875%	11/9/22	5,705	5,851
	International Business Machines Corp.	3.375%	8/1/23	10,064	10,527
	International Business Machines Corp.	3.625%	2/12/24	10,650	11,270
	International Business Machines Corp.	3.000%	5/15/24	20,775	21,511
	Jabil Inc.	5.625%	12/15/20	3,456	3,555
	Juniper Networks Inc.	4.500%	3/15/24	2,970	3,211
	Keysight Technologies Inc.	4.550%	10/30/24	3,959	4,301
	KLA Corp.	4.125%	11/1/21	3,375	3,489
	KLA Corp.	4.650%	11/1/24	8,116	8,895
	Lam Research Corp.	2.800%	6/15/21	5,735	5,798
	Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	4,200
	Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,693
	Microchip Technology Inc.	3.922%	6/1/21	4,800	4,904
	Microchip Technology Inc.	4.333%	6/1/23	5,100	5,388
	Micron Technology Inc.	4.640%	2/6/24	3,900	4,217
	Microsoft Corp.	1.550%	8/8/21	17,671	17,636
	Microsoft Corp.	2.400%	2/6/22	14,224	14,426
	Microsoft Corp.	2.375%	2/12/22	11,359	11,513

31

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	2.650%	11/3/22	13,014	13,319
	Microsoft Corp.	2.125%	11/15/22	3,556	3,593
	Microsoft Corp.	2.375%	5/1/23	10,009	10,179
	Microsoft Corp.	2.000%	8/8/23	12,785	12,856
	Microsoft Corp.	3.625%	12/15/23	500	532
	Microsoft Corp.	2.875%	2/6/24	16,716	17,332
	Motorola Solutions Inc.	3.750%	5/15/22	3,855	3,981
	Motorola Solutions Inc.	3.500%	3/1/23	5,031	5,187
	Motorola Solutions Inc.	4.000%	9/1/24	1,244	1,316
	NetApp Inc.	3.375%	6/15/21	2,300	2,335
	NetApp Inc.	3.300%	9/29/24	2,500	2,585
	NVIDIA Corp.	2.200%	9/16/21	7,020	7,048
[4]	NXP BV / NXP Funding LLC	4.875%	3/1/24	6,600	7,169
	Oracle Corp.	1.900%	9/15/21	22,591	22,619
	Oracle Corp.	2.500%	5/15/22	21,139	21,440
	Oracle Corp.	2.500%	10/15/22	19,381	19,703
	Oracle Corp.	3.625%	7/15/23	2,071	2,188
	Oracle Corp.	2.400%	9/15/23	16,868	17,139
	Oracle Corp.	3.400%	7/8/24	13,175	13,899
	Oracle Corp.	2.950%	11/15/24	12,579	13,041
	PayPal Holdings Inc.	2.200%	9/26/22	6,400	6,436
	PayPal Holdings Inc.	2.400%	10/1/24	7,526	7,599
	QUALCOMM Inc.	3.000%	5/20/22	10,568	10,824
	QUALCOMM Inc.	2.600%	1/30/23	12,325	12,540
	QUALCOMM Inc.	2.900%	5/20/24	6,806	7,013
	salesforce.com Inc.	3.250%	4/11/23	7,275	7,553
	Seagate HDD Cayman	4.250%	3/1/22	1,606	1,658
	Seagate HDD Cayman	4.750%	6/1/23	1,437	1,521
	Seagate HDD Cayman	4.875%	3/1/24	3,335	3,548
	Texas Instruments Inc.	2.750%	3/12/21	5,018	5,073
	Texas Instruments Inc.	1.850%	5/15/22	4,110	4,115
	Texas Instruments Inc.	2.625%	5/15/24	1,700	1,742
	Total System Services Inc.	3.800%	4/1/21	4,825	4,915
	Total System Services Inc.	3.750%	6/1/23	5,120	5,344
	Total System Services Inc.	4.000%	6/1/23	5,450	5,736
	Trimble Inc.	4.150%	6/15/23	1,950	2,057
	Trimble Inc.	4.750%	12/1/24	1,682	1,822
	Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,886
	Tyco Electronics Group SA	3.500%	2/3/22	1,650	1,698
	Tyco Electronics Group SA	3.450%	8/1/24	2,000	2,085
	Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,523
	Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,163
	VMware Inc.	2.950%	8/21/22	10,420	10,613
	Xilinx Inc.	3.000%	3/15/21	2,190	2,215
	Xilinx Inc.	2.950%	6/1/24	5,000	5,132
	Transportation (0.4%)
[3]	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	4,954	5,180
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	6,075	6,215
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,925	4,011
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,849	4,975
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	8,637	8,875
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,300	1,380
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,275	3,496
	Canadian National Railway Co.	2.850%	12/15/21	2,710	2,747
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,200	1,329
[3]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,634	1,720
[3]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	985	1,006
[3]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	3,927	4,107
	CSX Corp.	4.250%	6/1/21	3,770	3,866
	CSX Corp.	3.700%	11/1/23	1,816	1,919

32

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	3.400%	8/1/24	3,341	3,517
[3]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,044	2,226
	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	2,900	3,012
	Delta Air Lines Inc.	2.600%	12/4/20	2,000	2,006
	Delta Air Lines Inc.	3.400%	4/19/21	4,400	4,453
	Delta Air Lines Inc.	3.625%	3/15/22	9,000	9,219
	Delta Air Lines Inc.	3.800%	4/19/23	5,900	6,120
	Delta Air Lines Inc.	2.900%	10/28/24	4,275	4,285
	FedEx Corp.	3.400%	1/14/22	350	359
	FedEx Corp.	2.625%	8/1/22	3,895	3,952
	FedEx Corp.	4.000%	1/15/24	300	321
	Kansas City Southern	3.000%	5/15/23	2,485	2,539
	Norfolk Southern Corp.	3.250%	12/1/21	5,418	5,537
	Norfolk Southern Corp.	3.000%	4/1/22	5,842	5,970
	Norfolk Southern Corp.	2.903%	2/15/23	5,191	5,303
	Norfolk Southern Corp.	3.850%	1/15/24	1,936	2,051
	Ryder System Inc.	3.500%	6/1/21	2,600	2,650
	Ryder System Inc.	2.250%	9/1/21	1,910	1,912
	Ryder System Inc.	2.800%	3/1/22	1,550	1,574
	Ryder System Inc.	3.400%	3/1/23	9,682	9,979
	Ryder System Inc.	3.750%	6/9/23	7,020	7,326
	Ryder System Inc.	3.650%	3/18/24	675	709
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,434
	Union Pacific Corp.	4.000%	2/1/21	3,695	3,757
	Union Pacific Corp.	3.200%	6/8/21	2,800	2,848
	Union Pacific Corp.	2.950%	3/1/22	3,800	3,881
	Union Pacific Corp.	4.163%	7/15/22	2,292	2,408
	Union Pacific Corp.	2.950%	1/15/23	1,375	1,409
	Union Pacific Corp.	2.750%	4/15/23	250	255
	Union Pacific Corp.	3.500%	6/8/23	1,150	1,203
	Union Pacific Corp.	3.646%	2/15/24	1,750	1,842
	Union Pacific Corp.	3.150%	3/1/24	4,005	4,160
	Union Pacific Corp.	3.750%	3/15/24	1,745	1,846
	United Parcel Service Inc.	3.125%	1/15/21	7,354	7,448
	United Parcel Service Inc.	2.050%	4/1/21	8,900	8,923
	United Parcel Service Inc.	2.350%	5/16/22	6,947	7,024
	United Parcel Service Inc.	2.450%	10/1/22	7,390	7,505
	United Parcel Service Inc.	2.500%	4/1/23	1,991	2,022
	United Parcel Service Inc.	2.200%	9/1/24	100	101
	United Parcel Service Inc.	2.800%	11/15/24	1,050	1,083
					6,748,098
Utilities (1.1%)
	Electric (1.0%)
	AEP Texas Inc.	2.400%	10/1/22	2,300	2,316
	Alabama Power Co.	2.450%	3/30/22	5,568	5,637
	Alabama Power Co.	3.550%	12/1/23	2,200	2,318
	Ameren Corp.	2.500%	9/15/24	625	630
	American Electric Power Co. Inc.	3.650%	12/1/21	4,600	4,741
	American Electric Power Co. Inc.	2.950%	12/15/22	1,985	2,027
	Appalachian Power Co.	4.600%	3/30/21	3,117	3,199
	Avangrid Inc.	3.150%	12/1/24	4,425	4,561
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,400	2,464
	Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,981
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,100	1,103
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	3,086
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,930	5,203
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,365	2,365
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,137
	CenterPoint Energy Inc.	3.600%	11/1/21	2,075	2,124
	CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,777
	CenterPoint Energy Inc.	3.850%	2/1/24	5,375	5,643
	CenterPoint Energy Inc.	2.500%	9/1/24	3,000	3,003
	CMS Energy Corp.	5.050%	3/15/22	3,915	4,129

33

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth Edison Co.	3.400%	9/1/21	2,200	2,251
Consolidated Edison Inc.	2.000%	5/15/21	4,281	4,279
Consumers Energy Co.	2.850%	5/15/22	1,400	1,430
Consumers Energy Co.	3.375%	8/15/23	2,425	2,530
Delmarva Power & Light Co.	3.500%	11/15/23	3,675	3,849
Dominion Energy Inc.	2.715%	8/15/21	5,136	5,174
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,733
Dominion Energy Inc.	2.750%	9/15/22	6,328	6,401
DTE Electric Co.	3.650%	3/15/24	2,434	2,570
DTE Energy Co.	2.600%	6/15/22	1,500	1,507
DTE Energy Co.	3.300%	6/15/22	2,935	3,001
DTE Energy Co.	2.250%	11/1/22	1,500	1,500
DTE Energy Co.	3.700%	8/1/23	4,750	4,945
DTE Energy Co.	3.850%	12/1/23	3,000	3,147
DTE Energy Co.	3.500%	6/1/24	4,233	4,410
DTE Energy Co.	2.529%	10/1/24	1,029	1,031
Duke Energy Carolinas LLC	3.900%	6/15/21	3,112	3,189
Duke Energy Carolinas LLC	3.350%	5/15/22	3,200	3,299
Duke Energy Carolinas LLC	2.500%	3/15/23	1,751	1,775
Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,328
Duke Energy Corp.	1.800%	9/1/21	4,905	4,892
Duke Energy Corp.	3.550%	9/15/21	2,350	2,403
Duke Energy Corp.	2.400%	8/15/22	2,700	2,720
Duke Energy Corp.	3.050%	8/15/22	3,446	3,523
Duke Energy Corp.	3.950%	10/15/23	3,612	3,818
Duke Energy Corp.	3.750%	4/15/24	5,127	5,433
Duke Energy Florida LLC	3.100%	8/15/21	4,993	5,073
Duke Energy Ohio Inc.	3.800%	9/1/23	3,195	3,374
Duke Energy Progress LLC	3.000%	9/15/21	4,505	4,587
Duke Energy Progress LLC	2.800%	5/15/22	3,026	3,082
Duke Energy Progress LLC	3.375%	9/1/23	2,000	2,089
Edison International	2.400%	9/15/22	4,125	4,094
Edison International	3.125%	11/15/22	410	415
Edison International	2.950%	3/15/23	2,911	2,907
Edison International	3.550%	11/15/24	8,105	8,302
Emera US Finance LP	2.700%	6/15/21	7,716	7,775
Entergy Arkansas Inc.	3.750%	2/15/21	2,715	2,759
Entergy Arkansas Inc.	3.700%	6/1/24	3,275	3,470
Entergy Corp.	4.000%	7/15/22	5,807	6,045
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,617	2,999
Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,446
Entergy Louisiana LLC	5.400%	11/1/24	150	171
Evergy Inc.	2.450%	9/15/24	4,130	4,150
Eversource Energy	2.500%	3/15/21	4,100	4,123
Eversource Energy	2.750%	3/15/22	3,681	3,731
Eversource Energy	3.800%	12/1/23	6,112	6,394
Eversource Energy	2.900%	10/1/24	7,249	7,393
Exelon Corp.	5.150%	12/1/20	2,674	2,727
Exelon Corp.	2.450%	4/15/21	3,998	4,019
Exelon Corp.	3.497%	6/1/22	6,516	6,684
Exelon Generation Co. LLC	3.400%	3/15/22	3,250	3,327
Exelon Generation Co. LLC	4.250%	6/15/22	5,186	5,420
FirstEnergy Corp.	2.850%	7/15/22	3,603	3,657
FirstEnergy Corp.	4.250%	3/15/23	6,334	6,677
Florida Power & Light Co.	2.750%	6/1/23	4,320	4,416
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,817
Georgia Power Co.	2.400%	4/1/21	6,450	6,474
Georgia Power Co.	2.850%	5/15/22	1,100	1,119
Georgia Power Co.	2.200%	9/15/24	4,465	4,387
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,274
Interstate Power & Light Co.	3.250%	12/1/24	3,210	3,346
ITC Holdings Corp.	2.700%	11/15/22	6,767	6,849
Kansas City Power & Light Co.	3.150%	3/15/23	1,825	1,875
MidAmerican Energy Co.	3.500%	10/15/24	5,857	6,213

34

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	4,750	4,804
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	8,139	8,307
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	471	476
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	2,608	2,658
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	2,372	2,494
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	5,780	5,961
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,440	3,533
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	8,000	8,039
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	5,604	5,696
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	5,280	5,358
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	5,850	6,032
	Northern States Power Co.	2.600%	5/15/23	1,800	1,826
	Ohio Power Co.	5.375%	10/1/21	100	106
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,525	1,591
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	4,850	4,928
	PacifiCorp	3.850%	6/15/21	2,710	2,773
	PacifiCorp	2.950%	2/1/22	4,619	4,707
	PacifiCorp	3.600%	4/1/24	2,700	2,844
	PECO Energy Co.	1.700%	9/15/21	3,160	3,154
	Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,807
	PNM Resources Inc.	3.250%	3/9/21	2,200	2,226
	PPL Capital Funding Inc.	4.200%	6/15/22	3,060	3,190
	PPL Capital Funding Inc.	3.400%	6/1/23	7,114	7,308
	PPL Capital Funding Inc.	3.950%	3/15/24	150	158
	PPL Electric Utilities Corp.	3.000%	9/15/21	350	356
	Progress Energy Inc.	4.400%	1/15/21	2,422	2,463
	Progress Energy Inc.	3.150%	4/1/22	1,000	1,020
	PSEG Power LLC	3.000%	6/15/21	2,500	2,529
	PSEG Power LLC	3.850%	6/1/23	5,670	5,938
	Public Service Electric & Gas Co.	1.900%	3/15/21	3,031	3,037
	Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	4,044
	Public Service Enterprise Group Inc.	2.000%	11/15/21	600	599
	Public Service Enterprise Group Inc.	2.650%	11/15/22	5,000	5,077
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,550	4,634
	Puget Energy Inc.	6.500%	12/15/20	4,075	4,242
	Puget Energy Inc.	6.000%	9/1/21	3,609	3,825
	Puget Energy Inc.	5.625%	7/15/22	3,315	3,555
	San Diego Gas & Electric Co.	3.000%	8/15/21	3,247	3,292
	San Diego Gas & Electric Co.	3.600%	9/1/23	1,248	1,302
	Southern California Edison Co.	2.900%	3/1/21	2,175	2,198
	Southern California Edison Co.	3.875%	6/1/21	1,790	1,828
[3]	Southern California Edison Co.	1.845%	2/1/22	1,448	1,430
	Southern California Edison Co.	2.400%	2/1/22	1,200	1,206
	Southern California Edison Co.	3.400%	6/1/23	2,500	2,577
	Southern California Edison Co.	3.500%	10/1/23	2,659	2,766
	Southern Co.	2.350%	7/1/21	4,559	4,575
	Southern Co.	2.950%	7/1/23	2,600	2,647
[3]	Southern Co.	5.500%	3/15/57	2,150	2,247
	Southern Power Co.	2.500%	12/15/21	3,500	3,527
	Southwestern Public Service Co.	3.300%	6/15/24	3,078	3,198
	Union Electric Co.	3.500%	4/15/24	2,600	2,731
	Virginia Electric & Power Co.	2.950%	1/15/22	6,395	6,498
	Virginia Electric & Power Co.	2.750%	3/15/23	10,900	11,074
	WEC Energy Group Inc.	3.375%	6/15/21	3,725	3,793
	Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,091
	Wisconsin Electric Power Co.	2.050%	12/15/24	700	699
	Wisconsin Public Service Corp.	3.350%	11/21/21	4,413	4,539
	Xcel Energy Inc.	2.400%	3/15/21	5,450	5,476
	Xcel Energy Inc.	2.600%	3/15/22	2,075	2,099
	Natural Gas (0.1%)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,726	2,775
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,775	2,868
	NiSource Inc.	2.650%	11/17/22	2,775	2,809

35

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NiSource Inc.	3.650%	6/15/23	2,750	2,867
ONE Gas Inc.	3.610%	2/1/24	1,895	1,985
Sempra Energy	2.875%	10/1/22	3,491	3,550
Sempra Energy	2.900%	2/1/23	4,125	4,185
Sempra Energy	4.050%	12/1/23	3,281	3,472
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,427	2,478
Southern Co. Gas Capital Corp.	2.450%	10/1/23	4,050	4,058
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,722
				546,099
Total Corporate Bonds (Cost $12,327,319)				12,573,830
Sovereign Bonds (6.6%)
African Development Bank	2.625%	3/22/21	18,715	18,912
African Development Bank	1.250%	7/26/21	9,984	9,918
African Development Bank	2.375%	9/23/21	12,035	12,175
African Development Bank	1.625%	9/16/22	12,200	12,180
African Development Bank	2.125%	11/16/22	19,525	19,757
African Development Bank	3.000%	9/20/23	8,850	9,256
Asian Development Bank	2.250%	1/20/21	8,700	8,746
Asian Development Bank	1.625%	3/16/21	24,097	24,067
Asian Development Bank	1.750%	6/8/21	21,705	21,720
Asian Development Bank	2.125%	11/24/21	7,400	7,460
Asian Development Bank	2.000%	2/16/22	26,305	26,496
Asian Development Bank	1.875%	2/18/22	25,720	25,846
Asian Development Bank	1.875%	7/19/22	19,671	19,757
Asian Development Bank	1.875%	8/10/22	11,535	11,572
Asian Development Bank	1.750%	9/13/22	31,137	31,187
Asian Development Bank	2.750%	3/17/23	15,810	16,321
Asian Development Bank	2.625%	1/30/24	9,300	9,617
Asian Development Bank	1.500%	10/18/24	11,315	11,183
Asian Infrastructure Investment Bank	2.250%	5/16/24	15,500	15,795
Canada	2.625%	1/25/22	14,700	14,981
Canada	2.000%	11/15/22	20,065	20,256
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	22,156	22,577
CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	208
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	12,365	13,207
Corp Andina de Fomento	3.250%	2/11/22	8,000	8,142
Corp Andina de Fomento	3.750%	11/23/23	7,015	7,338
Corp. Andina de Fomento	2.125%	9/27/21	6,610	6,593
Corp. Andina de Fomento	4.375%	6/15/22	6,251	6,545
Corp. Andina de Fomento	2.750%	1/6/23	7,750	7,817
Council Of Europe Development Bank	1.625%	3/16/21	4,750	4,741
Council Of Europe Development Bank	1.750%	9/26/22	6,180	6,188
Council Of Europe Development Bank	2.625%	2/13/23	9,762	10,032
Ecopetrol SA	5.875%	9/18/23	12,515	13,892
Equinor ASA	2.750%	11/10/21	3,000	3,049
Equinor ASA	3.150%	1/23/22	15,084	15,468
Equinor ASA	2.450%	1/17/23	7,965	8,086
Equinor ASA	2.650%	1/15/24	10,125	10,357
Equinor ASA	3.700%	3/1/24	3,048	3,246
Equinor ASA	3.250%	11/10/24	1,753	1,846
European Bank for Reconstruction & Development	2.000%	2/1/21	8,542	8,563
European Bank for Reconstruction & Development	2.750%	4/26/21	5,300	5,367
European Bank for Reconstruction & Development	1.875%	7/15/21	14,600	14,634
European Bank for Reconstruction & Development	1.500%	11/2/21	4,904	4,889
European Bank for Reconstruction & Development	1.875%	2/23/22	9,561	9,602
European Bank for Reconstruction & Development	2.750%	3/7/23	14,520	14,990
European Investment Bank	4.000%	2/16/21	14,595	14,954
European Investment Bank	2.000%	3/15/21	39,292	39,418
European Investment Bank	2.500%	4/15/21	22,115	22,327
European Investment Bank	2.375%	5/13/21	25,290	25,505
European Investment Bank	1.625%	6/15/21	33,259	33,205

36

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
European Investment Bank	1.375%	9/15/21	19,285	19,193
European Investment Bank	2.125%	10/15/21	20,610	20,774
European Investment Bank	2.875%	12/15/21	24,620	25,182
European Investment Bank	2.250%	3/15/22	29,150	29,520
European Investment Bank	2.625%	5/20/22	5,381	5,502
European Investment Bank	2.375%	6/15/22	17,110	17,390
European Investment Bank	2.250%	8/15/22	20,065	20,352
European Investment Bank	1.375%	9/6/22	18,700	18,552
European Investment Bank	2.000%	12/15/22	21,880	22,075
European Investment Bank	2.500%	3/15/23	36,794	37,720
European Investment Bank	2.875%	8/15/23	23,465	24,437
European Investment Bank	3.125%	12/14/23	22,303	23,495
European Investment Bank	3.250%	1/29/24	31,488	33,344
European Investment Bank	2.625%	3/15/24	18,465	19,121
European Investment Bank	2.250%	6/24/24	4,066	4,154
Export Development Canada	1.500%	5/26/21	6,650	6,625
Export Development Canada	1.375%	10/21/21	8,250	8,197
Export Development Canada	1.750%	7/18/22	6,200	6,223
Export Development Canada	2.500%	1/24/23	6,550	6,703
Export Development Canada	2.750%	3/15/23	9,000	9,290
Export Development Canada	2.625%	2/21/24	4,650	4,798
Export-Import Bank of Korea	2.625%	12/30/20	6,550	6,584
Export-Import Bank of Korea	4.000%	1/29/21	13,244	13,501
Export-Import Bank of Korea	2.125%	2/11/21	6,850	6,851
Export-Import Bank of Korea	2.500%	5/10/21	4,100	4,121
Export-Import Bank of Korea	4.375%	9/15/21	6,920	7,192
Export-Import Bank of Korea	1.875%	10/21/21	2,575	2,568
Export-Import Bank of Korea	2.750%	1/25/22	1,100	1,117
Export-Import Bank of Korea	5.000%	4/11/22	7,550	8,043
Export-Import Bank of Korea	3.000%	11/1/22	7,885	8,089
Export-Import Bank of Korea	3.625%	11/27/23	3,120	3,285
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,451
FMS Wertmanagement AoeR	2.750%	3/6/23	10,450	10,781
FMS Wertmanagement AoeR	1.375%	6/8/21	4,040	4,021
FMS Wertmanagement AoeR	2.000%	8/1/22	20,235	20,388
Hydro-Quebec	9.400%	2/1/21	2,225	2,400
Hydro-Quebec	8.400%	1/15/22	5,825	6,542
Hydro-Quebec	8.050%	7/7/24	5,150	6,415
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,850	5,870
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	3,004
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,950	6,037
Inter-American Development Bank	1.875%	3/15/21	14,606	14,626
Inter-American Development Bank	2.625%	4/19/21	25,988	26,274
Inter-American Development Bank	1.875%	7/23/21	5,450	5,467
Inter-American Development Bank	1.250%	9/14/21	1,500	1,490
Inter-American Development Bank	2.125%	1/18/22	24,450	24,673
Inter-American Development Bank	1.750%	4/14/22	14,030	14,055
Inter-American Development Bank	1.750%	9/14/22	16,300	16,330
Inter-American Development Bank	3.000%	9/26/22	6,000	6,194
Inter-American Development Bank	2.500%	1/18/23	26,633	27,271
Inter-American Development Bank	3.000%	10/4/23	9,980	10,458
Inter-American Development Bank	2.625%	1/16/24	20,650	21,339
Inter-American Development Bank	3.000%	2/21/24	25,200	26,394
International Bank for Reconstruction & Development	1.625%	3/9/21	19,223	19,200
International Bank for Reconstruction & Development	1.375%	5/24/21	28,880	28,740
International Bank for Reconstruction & Development	2.250%	6/24/21	23,210	23,385
International Bank for Reconstruction & Development	2.750%	7/23/21	45,659	46,413
International Bank for Reconstruction & Development	1.375%	9/20/21	34,720	34,554
International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	8,129
International Bank for Reconstruction & Development	2.000%	1/26/22	30,340	30,543
International Bank for Reconstruction & Development	1.625%	2/10/22	16,625	16,614
International Bank for Reconstruction & Development	2.125%	7/1/22	33,650	34,015
International Bank for Reconstruction & Development	1.875%	10/7/22	3,894	3,913
International Bank for Reconstruction & Development	7.625%	1/19/23	10,196	11,971

37

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,375	6,381
	International Bank for Reconstruction & Development	1.875%	6/19/23	38,375	38,563
	International Bank for Reconstruction & Development	3.000%	9/27/23	30,475	31,892
	International Bank for Reconstruction & Development	2.500%	3/19/24	16,800	17,313
	International Bank for Reconstruction & Development	1.500%	8/28/24	23,650	23,382
	International Bank for Reconstruction & Development	2.500%	11/25/24	26,803	27,711
	International Finance Corp.	2.250%	1/25/21	19,025	19,125
	International Finance Corp.	1.125%	7/20/21	5,540	5,495
	International Finance Corp.	2.875%	7/31/23	10,500	10,922
	International Finance Corp.	1.375%	10/16/24	17,000	16,674
[5]	Japan Bank for International Cooperation	3.125%	7/20/21	6,820	6,956
[5]	Japan Bank for International Cooperation	1.500%	7/21/21	7,300	7,266
[5]	Japan Bank for International Cooperation	2.000%	11/4/21	13,475	13,509
[5]	Japan Bank for International Cooperation	2.500%	6/1/22	6,305	6,392
[5]	Japan Bank for International Cooperation	2.375%	7/21/22	9,500	9,607
[5]	Japan Bank for International Cooperation	1.625%	10/17/22	1,750	1,734
[5]	Japan Bank for International Cooperation	2.375%	11/16/22	11,410	11,551
[5]	Japan Bank for International Cooperation	3.250%	7/20/23	19,125	19,861
[5]	Japan Bank for International Cooperation	3.375%	7/31/23	1,475	1,547
[5]	Japan Bank for International Cooperation	3.375%	10/31/23	10,000	10,519
[5]	Japan Bank for International Cooperation	2.500%	5/23/24	11,700	11,913
[5]	Japan Bank for International Cooperation	3.000%	5/29/24	10,865	11,282
[5]	Japan Bank for International Cooperation	1.750%	10/17/24	2,500	2,461
[6]	KFW	1.625%	3/15/21	27,275	27,251
[6]	KFW	2.375%	3/24/21	25,600	25,787
[6]	KFW	2.625%	4/12/21	35,000	35,411
[6]	KFW	1.500%	6/15/21	30,700	30,648
[6]	KFW	2.375%	8/25/21	19,500	19,725
[6]	KFW	1.750%	9/15/21	19,600	19,630
[6]	KFW	2.000%	11/30/21	26,115	26,281
[6]	KFW	3.125%	12/15/21	38,480	39,550
[6]	KFW	2.625%	1/25/22	13,055	13,309
[6]	KFW	2.500%	2/15/22	21,090	21,435
[6]	KFW	2.125%	3/7/22	33,410	33,713
[6]	KFW	2.125%	6/15/22	12,901	13,036
[6]	KFW	1.750%	8/22/22	5,200	5,210
[6]	KFW	2.000%	10/4/22	30,140	30,391
[6]	KFW	2.375%	12/29/22	15,046	15,355
[6]	KFW	2.125%	1/17/23	29,580	30,014
[6]	KFW	2.625%	2/28/24	18,000	18,618
[6]	KFW	1.375%	8/5/24	24,235	23,779
[6]	KFW	2.500%	11/20/24	31,550	32,586
	Korea Development Bank	2.500%	1/13/21	9,940	9,974
	Korea Development Bank	4.625%	11/16/21	8,155	8,521
	Korea Development Bank	2.625%	2/27/22	3,008	3,048
	Korea Development Bank	3.000%	3/19/22	3,350	3,437
	Korea Development Bank	3.000%	9/14/22	3,060	3,134
	Korea Development Bank	3.375%	3/12/23	2,000	2,075
	Korea Development Bank	2.750%	3/19/23	4,700	4,781
	Korea Development Bank	3.750%	1/22/24	4,750	5,035
	Korea Development Bank	3.250%	2/19/24	1,500	1,560
	Korea Development Bank	2.125%	10/1/24	3,000	2,988
[6]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	3,500	3,505
[6]	Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,751
[6]	Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,730	12,800
[6]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	7,430	7,823
	Nordic Investment Bank	2.250%	2/1/21	10,014	10,061
	Nordic Investment Bank	1.250%	8/2/21	7,850	7,798
	Nordic Investment Bank	2.250%	9/30/21	3,550	3,582
	Nordic Investment Bank	2.125%	2/1/22	9,380	9,463
	Nordic Investment Bank	1.375%	10/17/22	5,000	4,956
	Nordic Investment Bank	2.875%	7/19/23	5,500	5,717
	Nordic Investment Bank	2.250%	5/21/24	667	679
	North American Development Bank	2.400%	10/26/22	2,500	2,510

38

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Oesterreichische Kontrollbank AG	1.875%	1/20/21	8,725	8,738
[7]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,439
[7]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,819
[7]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	6,925	7,048
[7]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	2,315	2,309
[7]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	9,865	10,213
[7]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,514
[3]	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,348
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	4,051	4,380
	Petroleos Mexicanos	5.500%	1/21/21	7,220	7,415
	Petroleos Mexicanos	6.375%	2/4/21	5,180	5,273
	Petroleos Mexicanos	4.875%	1/24/22	4,887	5,077
	Petroleos Mexicanos	5.375%	3/13/22	3,200	3,352
	Petroleos Mexicanos	3.500%	1/30/23	9,255	9,349
	Petroleos Mexicanos	4.625%	9/21/23	4,600	4,797
	Petroleos Mexicanos	4.875%	1/18/24	4,580	4,802
[3]	Petroleos Mexicanos	2.290%	2/15/24	855	861
	Province of Alberta	2.200%	7/26/22	10,710	10,800
	Province of Alberta	3.350%	11/1/23	10,925	11,505
	Province of Alberta	2.950%	1/23/24	11,500	11,937
	Province of Alberta	1.875%	11/13/24	18,300	18,241
	Province of British Columbia	2.650%	9/22/21	5,058	5,133
	Province of British Columbia	2.000%	10/23/22	5,999	6,034
	Province of British Columbia	1.750%	9/27/24	5,400	5,343
	Province of Manitoba	2.050%	11/30/20	9,700	9,713
	Province of Manitoba	2.125%	5/4/22	2,361	2,378
	Province of Manitoba	2.100%	9/6/22	3,475	3,495
	Province of Manitoba	2.600%	4/16/24	6,750	6,931
	Province of Manitoba	3.050%	5/14/24	7,140	7,450
	Province of New Brunswick	2.500%	12/12/22	4,000	4,064
	Province of Ontario	2.550%	2/12/21	17,840	17,984
	Province of Ontario	2.500%	9/10/21	17,735	17,932
	Province of Ontario	2.400%	2/8/22	12,810	12,966
	Province of Ontario	2.550%	4/25/22	11,000	11,182
	Province of Ontario	2.250%	5/18/22	22,045	22,257
	Province of Ontario	2.450%	6/29/22	14,350	14,561
	Province of Ontario	2.200%	10/3/22	5,383	5,434
	Province of Ontario	3.400%	10/17/23	20,000	21,114
	Province of Ontario	3.050%	1/29/24	8,100	8,440
	Province of Ontario	3.200%	5/16/24	9,000	9,459
	Province of Quebec	2.750%	8/25/21	18,308	18,604
	Province of Quebec	2.375%	1/31/22	20,960	21,188
	Province of Quebec	2.625%	2/13/23	1,875	1,921
	Province of Quebec	2.500%	4/9/24	10,700	10,960
	Province of Saskatchewan	8.500%	7/15/22	1,848	2,136
	Republic of Chile	3.250%	9/14/21	8,209	8,362
	Republic of Chile	2.250%	10/30/22	2,460	2,467
	Republic of Colombia	4.375%	7/12/21	20,666	21,329
	Republic of Colombia	4.000%	2/26/24	18,870	19,879
	Republic of Colombia	8.125%	5/21/24	6,140	7,534
	Republic of Hungary	6.375%	3/29/21	23,121	24,393
	Republic of Hungary	5.375%	2/21/23	11,655	12,776
	Republic of Hungary	5.750%	11/22/23	9,075	10,231
	Republic of Hungary	5.375%	3/25/24	14,516	16,357
	Republic of Indonesia	2.950%	1/11/23	7,620	7,745
	Republic of Indonesia	4.450%	2/11/24	1,800	1,939
	Republic of Italy	6.875%	9/27/23	23,572	26,792
	Republic of Italy	2.375%	10/17/24	14,750	14,429
	Republic of Korea	3.875%	9/11/23	8,700	9,263
[3]	Republic of Panama	4.000%	9/22/24	10,413	11,129
	Republic of Poland	5.125%	4/21/21	13,515	14,071
	Republic of Poland	5.000%	3/23/22	10,778	11,503
	Republic of Poland	3.000%	3/17/23	13,714	14,121
	Republic of Poland	4.000%	1/22/24	10,267	11,050

39

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of the Philippines	4.000%	1/15/21	8,477	8,635
Republic of the Philippines	4.200%	1/21/24	7,380	7,948
Republic of the Philippines	9.500%	10/21/24	3,251	4,331
State of Israel	4.000%	6/30/22	9,575	10,065
State of Israel	3.150%	6/30/23	6,800	7,072
Svensk Exportkredit AB	1.750%	3/10/21	8,400	8,399
Svensk Exportkredit AB	2.375%	4/9/21	5,300	5,341
Svensk Exportkredit AB	2.875%	5/22/21	7,450	7,566
Svensk Exportkredit AB	1.625%	9/12/21	2,750	2,746
Svensk Exportkredit AB	3.125%	11/8/21	6,750	6,922
Svensk Exportkredit AB	2.375%	3/9/22	6,300	6,385
Svensk Exportkredit AB	2.000%	8/30/22	6,900	6,946
Svensk Exportkredit AB	1.625%	11/14/22	8,000	7,981
Svensk Exportkredit AB	2.875%	3/14/23	9,300	9,633
Syngenta Finance NV	3.125%	3/28/22	3,615	3,643
United Mexican States	3.625%	3/15/22	19,625	20,214
United Mexican States	4.000%	10/2/23	19,385	20,422
Total Sovereign Bonds (Cost $3,264,526)				3,312,441
Taxable Municipal Bonds (0.1%)
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,207
California GO	2.800%	4/1/21	3,150	3,191
California GO	5.700%	11/1/21	5,330	5,705
California GO	2.367%	4/1/22	1,080	1,095
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	4,500	4,554
Illinois GO	4.950%	6/1/23	7,889	8,233
Massachusetts GO	4.200%	12/1/21	2,250	2,318
[8] New Jersey Economic Development Authority Lease Revenue	0.000%	2/15/22	5,000	4,770
New York State Urban Development Corp. Revenue	2.100%	3/15/22	970	972
Oregon GO	5.762%	6/1/23	1,319	1,417
Utah GO	4.554%	7/1/24	9,895	10,476
Total Taxable Municipal Bonds (Cost $44,429)				44,938

		Shares
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[9] Vanguard Market Liquidity Fund (Cost $646,228)	1.816%	6,461,660	646,230
Total Investments (100.6%) (Cost $49,819,283)			50,449,829
Other Assets and Liabilities—Net (-0.6%)			(305,389)
Net Assets (100%)			50,144,440

1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $357,364,000, representing 0.7% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

40

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2019

REIT—Real Estate Investment Trust.

41

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.2%)
U.S. Government Securities (53.9%)
	United States Treasury Note/Bond	1.625%	11/15/22	64,605	64,625
	United States Treasury Note/Bond	2.250%	11/15/24	64,624	66,270
	United States Treasury Note/Bond	2.125%	11/30/24	362,230	369,362
	United States Treasury Note/Bond	1.750%	12/31/24	57,840	57,994
	United States Treasury Note/Bond	2.250%	12/31/24	161,315	165,524
	United States Treasury Note/Bond	2.500%	1/31/25	256,600	266,464
	United States Treasury Note/Bond	2.000%	2/15/25	554,796	562,596
	United States Treasury Note/Bond	2.750%	2/28/25	381,626	401,066
	United States Treasury Note/Bond	2.625%	3/31/25	182,031	190,252
	United States Treasury Note/Bond	2.875%	4/30/25	126,566	133,922
	United States Treasury Note/Bond	2.125%	5/15/25	567,500	578,674
	United States Treasury Note/Bond	2.875%	5/31/25	359,635	380,652
	United States Treasury Note/Bond	2.750%	6/30/25	87,750	92,371
	United States Treasury Note/Bond	2.875%	7/31/25	102,915	109,058
	United States Treasury Note/Bond	2.000%	8/15/25	486,122	492,349
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	60,462
	United States Treasury Note/Bond	2.750%	8/31/25	204,830	215,776
	United States Treasury Note/Bond	3.000%	9/30/25	168,116	179,464
	United States Treasury Note/Bond	3.000%	10/31/25	126,522	135,122
	United States Treasury Note/Bond	2.250%	11/15/25	270,522	277,666
	United States Treasury Note/Bond	2.875%	11/30/25	201,505	213,910
	United States Treasury Note/Bond	2.625%	12/31/25	239,685	251,183
	United States Treasury Note/Bond	2.625%	1/31/26	201,235	210,918
	United States Treasury Note/Bond	1.625%	2/15/26	768,664	760,977
	United States Treasury Note/Bond	6.000%	2/15/26	12,240	15,223
	United States Treasury Note/Bond	2.500%	2/28/26	366,000	381,039
	United States Treasury Note/Bond	2.250%	3/31/26	219,650	225,554
	United States Treasury Note/Bond	2.375%	4/30/26	251,875	260,534
	United States Treasury Note/Bond	1.625%	5/15/26	652,268	645,034
	United States Treasury Note/Bond	2.125%	5/31/26	332,456	338,846
	United States Treasury Note/Bond	1.875%	6/30/26	177,205	177,898
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	187,739
	United States Treasury Note/Bond	1.500%	8/15/26	771,261	755,597
	United States Treasury Note/Bond	1.375%	8/31/26	432,825	420,654
	United States Treasury Note/Bond	1.625%	9/30/26	178,950	176,684
	United States Treasury Note/Bond	1.625%	10/31/26	175,245	172,890
	United States Treasury Note/Bond	2.000%	11/15/26	555,297	561,194
	United States Treasury Note/Bond	1.625%	11/30/26	448,479	442,451
	United States Treasury Note/Bond	1.750%	12/31/26	149,065	148,227
	United States Treasury Note/Bond	2.250%	2/15/27	649,065	666,713
	United States Treasury Note/Bond	2.375%	5/15/27	603,742	625,724
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	591,414
	United States Treasury Note/Bond	2.250%	11/15/27	550,965	566,288
	United States Treasury Note/Bond	2.750%	2/15/28	539,955	575,387
	United States Treasury Note/Bond	2.875%	5/15/28	553,253	595,439
	United States Treasury Note/Bond	2.875%	8/15/28	588,945	634,682
	United States Treasury Note/Bond	5.500%	8/15/28	9,960	12,813
	United States Treasury Note/Bond	3.125%	11/15/28	773,703	850,594
	United States Treasury Note/Bond	5.250%	11/15/28	10,000	12,727
	United States Treasury Note/Bond	2.625%	2/15/29	636,111	674,080
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	19,477
	United States Treasury Note/Bond	2.375%	5/15/29	762,496	792,524
	United States Treasury Note/Bond	1.625%	8/15/29	649,430	632,584
	United States Treasury Note/Bond	1.750%	11/15/29	608,744	599,515
					18,996,182
Agency Bonds and Notes (0.3%)
[1]	AID-Jordan	3.000%	6/30/25	4,675	4,863
	Federal Home Loan Banks	3.250%	11/16/28	7,855	8,590
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,930	2,704
[2]	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	23,818
[2]	Federal National Mortgage Assn.	1.875%	9/24/26	30,220	30,142

42

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Federal National Mortgage Assn.	6.250%	5/15/29	6,004	8,101
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,779
	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,639
	Tennessee Valley Authority	2.875%	2/1/27	12,000	12,579
					101,215
Total U.S. Government and Agency Obligations (Cost $18,638,420)					19,097,397
Corporate Bonds (40.4%)
Finance (14.5%)
	Banking (9.9%)
	Ally Financial Inc.	4.625%	3/30/25	6,899	7,460
	American Express Co.	4.200%	11/6/25	1,250	1,376
	American Express Co.	3.125%	5/20/26	4,121	4,276
	American Express Credit Corp.	3.300%	5/3/27	19,337	20,573
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,560
	Banco Santander SA	5.179%	11/19/25	8,792	9,774
	Banco Santander SA	4.250%	4/11/27	11,618	12,494
	Banco Santander SA	3.800%	2/23/28	10,000	10,486
	Banco Santander SA	4.379%	4/12/28	14,350	15,659
	Banco Santander SA	3.306%	6/27/29	3,150	3,242
	Bank of America Corp.	4.000%	1/22/25	21,966	23,351
	Bank of America Corp.	3.950%	4/21/25	21,203	22,572
[3]	Bank of America Corp.	3.093%	10/1/25	17,825	18,361
[3]	Bank of America Corp.	3.366%	1/23/26	23,311	24,310
	Bank of America Corp.	4.450%	3/3/26	22,115	24,226
	Bank of America Corp.	3.500%	4/19/26	25,046	26,501
	Bank of America Corp.	4.250%	10/22/26	20,677	22,465
[3]	Bank of America Corp.	3.559%	4/23/27	15,400	16,234
	Bank of America Corp.	3.248%	10/21/27	21,455	22,262
	Bank of America Corp.	4.183%	11/25/27	20,258	21,923
[3]	Bank of America Corp.	3.824%	1/20/28	25,375	27,201
[3]	Bank of America Corp.	3.705%	4/24/28	11,191	11,943
[3]	Bank of America Corp.	3.593%	7/21/28	23,742	25,213
[3]	Bank of America Corp.	3.419%	12/20/28	72,016	75,425
[3]	Bank of America Corp.	3.970%	3/5/29	22,375	24,328
[3]	Bank of America Corp.	4.271%	7/23/29	32,800	36,325
[3]	Bank of America Corp.	3.974%	2/7/30	13,700	14,911
[3]	Bank of America Corp.	2.884%	10/22/30	8,000	8,079
[3]	Bank of Montreal	3.803%	12/15/32	10,400	10,855
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,878	9,225
	Bank of New York Mellon Corp.	2.800%	5/4/26	6,540	6,709
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,730	9,760
	Bank of New York Mellon Corp.	3.250%	5/16/27	9,510	9,989
	Bank of New York Mellon Corp.	3.400%	1/29/28	10,175	10,812
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,200	7,603
	Bank of Nova Scotia	4.500%	12/16/25	12,787	13,990
	Bank of Nova Scotia	2.700%	8/3/26	7,480	7,600
	Bank One Corp.	7.750%	7/15/25	1,750	2,162
	Bank One Corp.	8.000%	4/29/27	6,910	9,131
	BankUnited Inc.	4.875%	11/17/25	2,000	2,182
	Barclays plc	3.650%	3/16/25	10,675	11,111
	Barclays plc	4.375%	1/12/26	22,914	24,809
	Barclays plc	4.337%	1/10/28	12,000	12,857
[3]	Barclays plc	4.972%	5/16/29	12,345	13,872
	BBVA USA	3.875%	4/10/25	3,650	3,818
	BPCE SA	3.375%	12/2/26	3,450	3,616
	Capital One Financial Corp.	3.200%	2/5/25	8,811	9,078
	Capital One Financial Corp.	4.250%	4/30/25	6,315	6,870
	Capital One Financial Corp.	4.200%	10/29/25	10,907	11,722
	Capital One Financial Corp.	3.750%	7/28/26	15,327	16,067
	Capital One Financial Corp.	3.750%	3/9/27	9,194	9,758
	Capital One Financial Corp.	3.800%	1/31/28	10,880	11,687
	Citigroup Inc.	3.875%	3/26/25	10,895	11,482

43

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.300%	4/27/25	5,696	5,977
	Citigroup Inc.	4.400%	6/10/25	21,751	23,626
	Citigroup Inc.	5.500%	9/13/25	5,520	6,302
	Citigroup Inc.	3.700%	1/12/26	25,298	26,913
	Citigroup Inc.	4.600%	3/9/26	15,010	16,533
	Citigroup Inc.	3.400%	5/1/26	5,872	6,134
	Citigroup Inc.	3.200%	10/21/26	36,259	37,509
	Citigroup Inc.	4.300%	11/20/26	9,400	10,215
	Citigroup Inc.	4.450%	9/29/27	37,501	41,236
[3]	Citigroup Inc.	3.887%	1/10/28	26,679	28,592
	Citigroup Inc.	6.625%	1/15/28	2,875	3,600
[3]	Citigroup Inc.	3.668%	7/24/28	31,867	33,840
	Citigroup Inc.	4.125%	7/25/28	3,400	3,689
[3]	Citigroup Inc.	3.520%	10/27/28	23,356	24,525
[3]	Citigroup Inc.	4.075%	4/23/29	4,390	4,800
[3]	Citigroup Inc.	3.980%	3/20/30	37,350	40,803
[3]	Citigroup Inc.	2.976%	11/5/30	2,450	2,488
	Citizens Bank NA	3.750%	2/18/26	6,000	6,408
	Citizens Financial Group Inc.	4.300%	12/3/25	7,469	8,017
	Citizens Financial Group Inc.	2.850%	7/27/26	6,605	6,710
	Comerica Bank	4.000%	7/27/25	1,925	2,059
	Cooperatieve Rabobank UA	3.375%	5/21/25	9,320	9,848
	Cooperatieve Rabobank UA	4.375%	8/4/25	12,357	13,366
	Cooperatieve Rabobank UA	3.750%	7/21/26	6,615	6,886
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	17,897	18,914
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	7,075	7,846
	Deutsche Bank AG	4.100%	1/13/26	500	510
	Deutsche Bank AG	4.100%	1/13/26	7,179	7,322
	Discover Bank	4.250%	3/13/26	2,390	2,582
	Discover Bank	3.450%	7/27/26	5,914	6,134
	Discover Bank	4.650%	9/13/28	7,950	8,911
	Discover Financial Services	3.950%	11/6/24	3	3
	Discover Financial Services	3.750%	3/4/25	6,613	6,980
	Discover Financial Services	4.500%	1/30/26	6,725	7,355
	Discover Financial Services	4.100%	2/9/27	11,760	12,605
	Fifth Third Bancorp	2.375%	1/28/25	6,150	6,146
	Fifth Third Bancorp	3.950%	3/14/28	5,726	6,288
	Fifth Third Bank	3.950%	7/28/25	7,125	7,726
	Fifth Third Bank	3.850%	3/15/26	5,990	6,363
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,312
	Goldman Sachs Group Inc.	3.500%	1/23/25	21,253	22,309
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,510	10,065
	Goldman Sachs Group Inc.	4.250%	10/21/25	9,255	10,035
	Goldman Sachs Group Inc.	3.750%	2/25/26	23,103	24,473
	Goldman Sachs Group Inc.	3.500%	11/16/26	20,833	21,729
	Goldman Sachs Group Inc.	5.950%	1/15/27	5,700	6,803
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,330	38,620
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	24,950	26,464
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	34,260	36,651
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	13,267	14,574
	HSBC Holdings plc	4.250%	8/18/25	12,512	13,383
	HSBC Holdings plc	4.300%	3/8/26	29,382	31,923
	HSBC Holdings plc	3.900%	5/25/26	18,561	19,761
[3]	HSBC Holdings plc	4.292%	9/12/26	20,250	21,748
	HSBC Holdings plc	4.375%	11/23/26	15,175	16,409
[3]	HSBC Holdings plc	4.041%	3/13/28	16,435	17,535
[3]	HSBC Holdings plc	4.583%	6/19/29	19,925	22,229
[3]	HSBC Holdings plc	3.973%	5/22/30	29,617	31,814
	Huntington Bancshares Inc.	4.000%	5/15/25	2,500	2,692
	ING Groep NV	3.950%	3/29/27	16,495	17,736
	ING Groep NV	4.550%	10/2/28	9,115	10,334
	ING Groep NV	4.050%	4/9/29	6,350	6,962
	JPMorgan Chase & Co.	3.125%	1/23/25	24,146	25,187
	JPMorgan Chase & Co.	3.900%	7/15/25	26,142	28,201

44

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	3.300%	4/1/26	31,664	33,189
	JPMorgan Chase & Co.	3.200%	6/15/26	19,995	20,815
	JPMorgan Chase & Co.	2.950%	10/1/26	29,207	30,020
	JPMorgan Chase & Co.	4.125%	12/15/26	24,854	27,193
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	8,407	9,097
	JPMorgan Chase & Co.	4.250%	10/1/27	6,903	7,632
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	18,428	19,791
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	11,952	12,659
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	15,080	15,983
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	32,030	35,060
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	23,450	26,109
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	13,815	15,716
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	18,512	19,935
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	40,346	40,346
	KeyBank NA	3.300%	6/1/25	3,000	3,159
	KeyBank NA	3.400%	5/20/26	7,450	7,730
	KeyCorp	4.150%	10/29/25	7,950	8,701
	KeyCorp	4.100%	4/30/28	5,000	5,456
	KeyCorp	2.550%	10/1/29	11,500	11,245
	Lloyds Banking Group plc	4.500%	11/4/24	1	1
	Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,993
	Lloyds Banking Group plc	4.582%	12/10/25	23,939	25,834
	Lloyds Banking Group plc	4.650%	3/24/26	3,890	4,210
	Lloyds Banking Group plc	3.750%	1/11/27	7,335	7,695
	Lloyds Banking Group plc	4.375%	3/22/28	23,425	25,788
	Lloyds Banking Group plc	4.550%	8/16/28	6,000	6,700
[3]	Lloyds Banking Group plc	3.574%	11/7/28	16,320	16,973
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,250	6,422
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	8,200	8,677
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,835	8,326
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	18,121	19,438
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,350	9,409
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,464	8,983
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	16,700	17,305
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	11,000	11,943
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,300	5,843
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	9,960	10,698
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	22,000	22,746
	Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	7,057
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,908
	Mizuho Financial Group Inc.	3.170%	9/11/27	11,000	11,280
	Mizuho Financial Group Inc.	4.018%	3/5/28	12,025	13,088
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	4,000	4,428
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	11,300	11,539
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,610	4,639
	Morgan Stanley	4.000%	7/23/25	37,106	40,128
	Morgan Stanley	5.000%	11/24/25	10,817	12,146
	Morgan Stanley	3.875%	1/27/26	17,931	19,233
	Morgan Stanley	3.125%	7/27/26	28,241	29,069
	Morgan Stanley	6.250%	8/9/26	1,793	2,177
	Morgan Stanley	4.350%	9/8/26	22,633	24,708
	Morgan Stanley	3.625%	1/20/27	31,730	33,691
	Morgan Stanley	3.950%	4/23/27	11,960	12,785
[3]	Morgan Stanley	3.591%	7/22/28	30,439	32,247
[3]	Morgan Stanley	3.772%	1/24/29	23,650	25,405
[3]	Morgan Stanley	4.431%	1/23/30	18,055	20,375
	MUFG Americas Holdings Corp.	3.000%	2/10/25	4,165	4,231
	National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,300
	National Australia Bank Ltd.	2.500%	7/12/26	11,630	11,675
	Northern Trust Corp.	3.950%	10/30/25	5,218	5,617
	Northern Trust Corp.	3.650%	8/3/28	4,000	4,321
	Northern Trust Corp.	3.150%	5/3/29	5,500	5,789
[3]	Northern Trust Corp.	3.375%	5/8/32	3,050	3,091
	PNC Bank NA	2.950%	2/23/25	4,541	4,644

45

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	3.250%	6/1/25	8,890	9,311
	PNC Bank NA	4.200%	11/1/25	4,700	5,108
	PNC Bank NA	3.100%	10/25/27	10,850	11,317
	PNC Bank NA	3.250%	1/22/28	3,650	3,832
	PNC Bank NA	4.050%	7/26/28	11,750	12,898
	PNC Bank NA	2.700%	10/22/29	8,500	8,449
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,114	6,318
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,800	14,664
	Royal Bank of Canada	4.650%	1/27/26	18,074	20,061
	Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,930
[3]	Royal Bank of Scotland Group plc	4.892%	5/18/29	19,300	21,757
[3]	Royal Bank of Scotland Group plc	5.076%	1/27/30	13,225	15,171
[3]	Royal Bank of Scotland Group plc	4.445%	5/8/30	9,000	9,906
	Santander Holdings USA Inc.	4.500%	7/17/25	15,130	16,268
[4]	Santander Holdings USA Inc.	3.244%	10/5/26	3,200	3,215
	Santander Holdings USA Inc.	4.400%	7/13/27	22,857	24,627
[3]	Santander UK Group Holdings plc	3.823%	11/3/28	8,400	8,821
	State Street Corp.	3.550%	8/18/25	10,313	11,083
	State Street Corp.	2.650%	5/19/26	9,240	9,380
[3]	State Street Corp.	4.141%	12/3/29	2,600	2,902
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,489
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,330	9,936
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,707	16,731
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	14,311	14,576
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,025	18,860
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	11,763
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,775	8,207
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,775	7,385
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	1,505	1,678
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	20,025	20,390
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,200	6,259
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,750	8,650
	SVB Financial Group	3.500%	1/29/25	4,000	4,178
	Synchrony Financial	4.500%	7/23/25	7,713	8,332
	Synchrony Financial	3.700%	8/4/26	4,944	5,095
	Synchrony Financial	3.950%	12/1/27	2,506	2,631
	Synchrony Financial	5.150%	3/19/29	7,000	7,949
[3]	Toronto-Dominion Bank	3.625%	9/15/31	9,500	9,927
	Truist Bank	3.625%	9/16/25	20,468	21,771
	Truist Bank	4.050%	11/3/25	1,750	1,915
	Truist Financial Corp.	4.000%	5/1/25	7,020	7,594
	Truist Financial Corp.	3.700%	6/5/25	8,600	9,263
	Truist Financial Corp.	3.875%	3/19/29	3,100	3,337
	US Bancorp	3.950%	11/17/25	9,258	10,180
	US Bancorp	3.100%	4/27/26	10,070	10,482
	US Bancorp	2.375%	7/22/26	8,899	8,921
	US Bancorp	3.150%	4/27/27	10,775	11,273
	US Bancorp	3.900%	4/26/28	4,670	5,238
	US Bancorp	3.000%	7/30/29	3,850	3,940
	US Bank NA	2.800%	1/27/25	8,105	8,353
	Webster Financial Corp.	4.100%	3/25/29	2,500	2,647
	Wells Fargo & Co.	3.000%	2/19/25	19,839	20,460
	Wells Fargo & Co.	3.550%	9/29/25	19,824	20,944
	Wells Fargo & Co.	3.000%	4/22/26	38,999	40,112
	Wells Fargo & Co.	4.100%	6/3/26	26,711	28,712
	Wells Fargo & Co.	3.000%	10/23/26	25,342	25,902
[3]	Wells Fargo & Co.	3.196%	6/17/27	12,715	13,161
	Wells Fargo & Co.	4.300%	7/22/27	21,249	23,190
[3]	Wells Fargo & Co.	3.584%	5/22/28	23,006	24,393
	Wells Fargo & Co.	4.150%	1/24/29	21,000	23,333
[3]	Wells Fargo & Co.	2.879%	10/30/30	54,500	54,823
	Westpac Banking Corp.	2.350%	2/19/25	8,425	8,440
	Westpac Banking Corp.	2.850%	5/13/26	11,500	11,741
	Westpac Banking Corp.	2.700%	8/19/26	9,340	9,443

46

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westpac Banking Corp.	3.350%	3/8/27	10,690	11,303
[3]	Westpac Banking Corp.	4.322%	11/23/31	17,500	18,462
	Westpac Banking Corp.	4.110%	7/24/34	5,500	5,727
	Zions Bancorp NA	3.250%	10/29/29	3,280	3,218
	Brokerage (0.6%)
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,263
	Ameriprise Financial Inc.	2.875%	9/15/26	4,175	4,265
	BGC Partners Inc.	3.750%	10/1/24	1	1
	BlackRock Inc.	3.200%	3/15/27	2,117	2,237
	BlackRock Inc.	3.250%	4/30/29	8,350	8,917
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	6,339
	Brookfield Finance Inc.	4.250%	6/2/26	2,700	2,928
	Brookfield Finance Inc.	3.900%	1/25/28	5,800	6,226
	Brookfield Finance Inc.	4.850%	3/29/29	8,050	9,223
	Cboe Global Markets Inc.	3.650%	1/12/27	6,023	6,459
	Charles Schwab Corp.	3.000%	3/10/25	1,000	1,037
	Charles Schwab Corp.	3.850%	5/21/25	4,635	5,013
	Charles Schwab Corp.	3.450%	2/13/26	4,755	5,018
	Charles Schwab Corp.	3.200%	3/2/27	5,625	5,903
	Charles Schwab Corp.	3.200%	1/25/28	5,610	5,863
	Charles Schwab Corp.	4.000%	2/1/29	8,215	9,092
	Charles Schwab Corp.	3.250%	5/22/29	5,600	5,908
	CME Group Inc.	3.000%	3/15/25	4,232	4,379
	CME Group Inc.	3.750%	6/15/28	4,275	4,719
	E*TRADE Financial Corp.	3.800%	8/24/27	5,625	5,870
	E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,231
	Eaton Vance Corp.	3.500%	4/6/27	3,620	3,822
	Franklin Resources Inc.	2.850%	3/30/25	4,015	4,133
	Intercontinental Exchange Inc.	3.750%	12/1/25	6,005	6,463
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,550	3,717
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,825	1,991
	Invesco Finance plc	3.750%	1/15/26	6,450	6,851
	Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,860
	Jefferies Group LLC	4.850%	1/15/27	11,419	12,638
	Jefferies Group LLC	6.450%	6/8/27	100	116
	Lazard Group LLC	3.750%	2/13/25	2,975	3,133
	Lazard Group LLC	3.625%	3/1/27	3,995	4,085
	Lazard Group LLC	4.500%	9/19/28	4,200	4,661
	Lazard Group LLC	4.375%	3/11/29	4,000	4,375
	Legg Mason Inc.	4.750%	3/15/26	5,145	5,635
	Nasdaq Inc.	3.850%	6/30/26	5,560	5,949
	Raymond James Financial Inc.	3.625%	9/15/26	4,226	4,463
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,236
	TD Ameritrade Holding Corp.	3.300%	4/1/27	7,767	8,112
	TD Ameritrade Holding Corp.	2.750%	10/1/29	4,100	4,126
	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	7,200	7,413
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,425	3,682
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	3,550	3,803
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	8,192	8,397
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	6,900	7,142
	Air Lease Corp.	3.250%	3/1/25	11,164	11,482
	Air Lease Corp.	3.750%	6/1/26	300	313
	Air Lease Corp.	3.625%	4/1/27	4,975	5,163
	Air Lease Corp.	3.625%	12/1/27	5,700	5,894
	Air Lease Corp.	4.625%	10/1/28	1,875	2,069
	Air Lease Corp.	3.250%	10/1/29	5,200	5,170
	Aircastle Ltd.	4.250%	6/15/26	4,700	4,957

47

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	4.250%	3/1/25	5,350	5,584
	FS KKR Capital Corp.	4.125%	2/1/25	2,500	2,533
	GATX Corp.	3.250%	3/30/25	2,675	2,749
	GATX Corp.	3.250%	9/15/26	2,050	2,077
	GATX Corp.	3.850%	3/30/27	4,000	4,177
	GATX Corp.	3.500%	3/15/28	7,328	7,461
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	15,886	16,472
	Owl Rock Capital Corp.	4.000%	3/30/25	3,500	3,510
	Insurance (1.6%)
[3]	Aegon NV	5.500%	4/11/48	8,045	8,739
	Aflac Inc.	3.250%	3/17/25	4,465	4,686
	Aflac Inc.	2.875%	10/15/26	2,975	3,061
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	4,848	5,034
	Allstate Corp.	3.280%	12/15/26	4,605	4,858
	American Financial Group Inc.	3.500%	8/15/26	4,200	4,308
	American International Group Inc.	3.750%	7/10/25	8,969	9,593
	American International Group Inc.	3.900%	4/1/26	9,409	10,068
	American International Group Inc.	4.200%	4/1/28	8,595	9,420
	American International Group Inc.	4.250%	3/15/29	5,085	5,648
[3]	American International Group Inc.	5.750%	4/1/48	4,765	5,160
	Anthem Inc.	2.375%	1/15/25	3,500	3,498
	Anthem Inc.	3.650%	12/1/27	13,625	14,369
	Anthem Inc.	4.101%	3/1/28	11,158	12,089
	Anthem Inc.	2.875%	9/15/29	10,850	10,785
	Aon Corp.	3.750%	5/2/29	7,205	7,697
	Aon plc	3.875%	12/15/25	11,040	11,841
	Arch Capital Finance LLC	4.011%	12/15/26	4,640	5,110
	Assurant Inc.	4.900%	3/27/28	3,500	3,842
	Athene Holding Ltd.	4.125%	1/12/28	8,575	8,857
	AXA Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,731
	AXA Equitable Holdings Inc.	4.350%	4/20/28	18,450	20,014
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,450	2,568
[3]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,000	3,045
	AXIS Specialty Finance plc	4.000%	12/6/27	3,075	3,244
	Berkshire Hathaway Inc.	3.125%	3/15/26	28,417	29,978
	Brighthouse Financial Inc.	3.700%	6/22/27	9,045	8,991
	Brown & Brown Inc.	4.500%	3/15/29	2,800	3,055
	Chubb INA Holdings Inc.	3.150%	3/15/25	10,018	10,518
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,021	12,760
	Cincinnati Financial Corp.	6.920%	5/15/28	3,200	4,131
	CNA Financial Corp.	4.500%	3/1/26	6,129	6,719
	CNA Financial Corp.	3.450%	8/15/27	2,753	2,867
	CNA Financial Corp.	3.900%	5/1/29	4,220	4,536
	CNO Financial Group Inc.	5.250%	5/30/29	4,050	4,526
	Enstar Group Ltd.	4.950%	6/1/29	14,756	15,796
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,988
	First American Financial Corp.	4.600%	11/15/24	1	1
	Globe Life Inc.	4.550%	9/15/28	4,225	4,685
	Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	5,071
	Hartford Financial Services Group Inc.	2.800%	8/19/29	4,000	4,046
	Humana Inc.	3.950%	3/15/27	5,175	5,548
	Humana Inc.	3.125%	8/15/29	5,200	5,280
	Kemper Corp.	4.350%	2/15/25	2,500	2,655
	Lincoln National Corp.	3.350%	3/9/25	2,197	2,284
	Lincoln National Corp.	3.625%	12/12/26	6,808	7,177
	Manulife Financial Corp.	4.150%	3/4/26	11,757	12,839
[3]	Manulife Financial Corp.	4.061%	2/24/32	5,135	5,273
	Markel Corp.	3.500%	11/1/27	2,500	2,554
	Markel Corp.	3.350%	9/17/29	2,500	2,551
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,117
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,700	3,892
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,952	6,378
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	12,000	13,668

48

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mercury General Corp.	4.400%	3/15/27	3,465	3,644
	MetLife Inc.	3.000%	3/1/25	3,471	3,612
	MetLife Inc.	3.600%	11/13/25	3,865	4,145
	Old Republic International Corp.	3.875%	8/26/26	4,625	4,895
	PartnerRe Finance B LLC	3.700%	7/2/29	6,000	6,232
	Principal Financial Group Inc.	3.400%	5/15/25	5,266	5,511
	Principal Financial Group Inc.	3.100%	11/15/26	1,935	2,002
	Principal Financial Group Inc.	3.700%	5/15/29	4,596	4,998
	Progressive Corp.	2.450%	1/15/27	5,590	5,621
	Prudential Financial Inc.	3.878%	3/27/28	3,500	3,828
[3]	Prudential Financial Inc.	5.200%	3/15/44	5,525	5,877
[3]	Prudential Financial Inc.	5.375%	5/15/45	9,150	9,731
[3]	Prudential Financial Inc.	4.500%	9/15/47	7,125	7,361
[3]	Prudential Financial Inc.	5.700%	9/15/48	8,300	9,436
	Reinsurance Group of America Inc.	3.950%	9/15/26	2,200	2,332
	Reinsurance Group of America Inc.	3.900%	5/15/29	4,450	4,742
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,000	3,119
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,862
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,250	1,311
	Trinity Acquisition plc	4.400%	3/15/26	5,430	5,873
	UnitedHealth Group Inc.	3.750%	7/15/25	18,456	19,924
	UnitedHealth Group Inc.	3.700%	12/15/25	2,315	2,496
	UnitedHealth Group Inc.	3.100%	3/15/26	10,917	11,387
	UnitedHealth Group Inc.	3.450%	1/15/27	3,379	3,622
	UnitedHealth Group Inc.	3.375%	4/15/27	7,115	7,559
	UnitedHealth Group Inc.	2.950%	10/15/27	8,815	9,108
	UnitedHealth Group Inc.	3.850%	6/15/28	8,215	8,996
	UnitedHealth Group Inc.	3.875%	12/15/28	6,850	7,554
	UnitedHealth Group Inc.	2.875%	8/15/29	7,040	7,201
	Unum Group	4.000%	6/15/29	2,000	2,109
	Voya Financial Inc.	3.650%	6/15/26	3,639	3,835
[3]	Voya Financial Inc.	4.700%	1/23/48	2,000	1,988
	Willis North America Inc.	4.500%	9/15/28	5,731	6,286
	Willis North America Inc.	2.950%	9/15/29	9,665	9,593
	XLIT Ltd.	4.450%	3/31/25	4,171	4,515
	Other Finance (0.0%)
	ORIX Corp.	3.700%	7/18/27	4,000	4,224
	Real Estate Investment Trusts (2.1%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	6,300	6,604
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,600	2,848
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,620	4,938
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	6,925	7,434
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	1,216	1,372
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,043	1,028
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	5,725	5,916
	American Homes 4 Rent LP	4.250%	2/15/28	2,375	2,519
	American Homes 4 Rent LP	4.900%	2/15/29	5,875	6,582
	AvalonBay Communities Inc.	3.450%	6/1/25	6,317	6,660
	AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,985
	AvalonBay Communities Inc.	2.950%	5/11/26	6,663	6,838
	AvalonBay Communities Inc.	3.350%	5/15/27	4,635	4,880
	AvalonBay Communities Inc.	3.200%	1/15/28	700	730
	AvalonBay Communities Inc.	3.300%	6/1/29	2,000	2,111
	Boston Properties Inc.	3.400%	6/21/29	2,900	3,020
	Boston Properties LP	3.200%	1/15/25	6,958	7,208
	Boston Properties LP	3.650%	2/1/26	7,985	8,450
	Boston Properties LP	2.750%	10/1/26	8,464	8,538
	Boston Properties LP	4.500%	12/1/28	7,750	8,724
	Brandywine Operating Partnership LP	3.950%	11/15/27	6,650	6,966
	Brandywine Operating Partnership LP	4.550%	10/1/29	410	446
	Brixmor Operating Partnership LP	3.850%	2/1/25	6,933	7,267

49

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brixmor Operating Partnership LP	4.125%	6/15/26	6,450	6,846
Brixmor Operating Partnership LP	3.900%	3/15/27	3,575	3,733
Brixmor Operating Partnership LP	4.125%	5/15/29	8,450	9,049
Camden Property Trust	4.100%	10/15/28	2,000	2,221
Camden Property Trust	3.150%	7/1/29	11,140	11,591
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,700	3,879
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	6,575	6,699
CubeSmart LP	3.125%	9/1/26	4,600	4,670
CubeSmart LP	4.375%	2/15/29	1,378	1,509
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	5,085	5,088
Digital Realty Trust LP	4.750%	10/1/25	5,450	6,047
Digital Realty Trust LP	3.700%	8/15/27	8,737	9,184
Digital Realty Trust LP	4.450%	7/15/28	7,235	7,995
Digital Realty Trust LP	3.600%	7/1/29	4,950	5,167
Duke Realty LP	3.250%	6/30/26	1,750	1,805
Duke Realty LP	3.375%	12/15/27	6,405	6,698
Duke Realty LP	4.000%	9/15/28	1,725	1,861
Duke Realty LP	2.875%	11/15/29	2,000	1,996
EPR Properties	4.500%	4/1/25	3,486	3,694
EPR Properties	4.750%	12/15/26	3,800	4,112
EPR Properties	4.500%	6/1/27	3,900	4,179
EPR Properties	4.950%	4/15/28	3,635	3,955
EPR Properties	3.750%	8/15/29	5,000	5,040
ERP Operating LP	3.375%	6/1/25	2,300	2,417
ERP Operating LP	2.850%	11/1/26	4,125	4,213
ERP Operating LP	3.250%	8/1/27	2,150	2,252
ERP Operating LP	3.500%	3/1/28	7,450	7,928
ERP Operating LP	3.000%	7/1/29	7,630	7,869
Essex Portfolio LP	3.500%	4/1/25	6,900	7,242
Essex Portfolio LP	3.375%	4/15/26	4,250	4,415
Essex Portfolio LP	3.625%	5/1/27	375	397
Essex Portfolio LP	4.000%	3/1/29	4,020	4,385
Federal Realty Investment Trust	3.250%	7/15/27	5,085	5,276
Federal Realty Investment Trust	3.200%	6/15/29	4,750	4,896
Healthcare Realty Trust Inc.	3.625%	1/15/28	6,206	6,414
Healthcare Trust of America Holdings LP	3.500%	8/1/26	5,700	5,944
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,500	4,740
Healthpeak Properties Inc.	3.400%	2/1/25	6,669	6,934
Healthpeak Properties Inc.	4.000%	6/1/25	3,603	3,868
Healthpeak Properties Inc.	3.250%	7/15/26	5,000	5,173
Healthpeak Properties Inc.	3.500%	7/15/29	6,200	6,450
Highwoods Realty LP	3.875%	3/1/27	2,625	2,738
Highwoods Realty LP	4.125%	3/15/28	3,700	3,907
Highwoods Realty LP	4.200%	4/15/29	1,650	1,774
Host Hotels & Resorts LP	4.000%	6/15/25	5,160	5,513
Host Hotels & Resorts LP	3.375%	12/15/29	2,750	2,772
Hudson Pacific Properties LP	3.950%	11/1/27	1,550	1,624
Kilroy Realty LP	4.375%	10/1/25	3,614	3,919
Kilroy Realty LP	4.750%	12/15/28	1,525	1,719
Kilroy Realty LP	4.250%	8/15/29	3,974	4,317
Kimco Realty Corp.	3.300%	2/1/25	6,710	6,975
Kimco Realty Corp.	2.800%	10/1/26	4,050	4,040
Kite Realty Group LP	4.000%	10/1/26	2,750	2,723
Liberty Property LP	3.750%	4/1/25	4,250	4,541
Liberty Property LP	3.250%	10/1/26	2,000	2,085
Liberty Property LP	4.375%	2/1/29	600	676
Life Storage LP	3.500%	7/1/26	4,075	4,183
Life Storage LP	3.875%	12/15/27	2,945	3,092
Life Storage LP	4.000%	6/15/29	3,250	3,461
Mid-America Apartments LP	4.000%	11/15/25	4,225	4,565
Mid-America Apartments LP	3.600%	6/1/27	5,820	6,178
Mid-America Apartments LP	3.950%	3/15/29	3,180	3,464
National Retail Properties Inc.	4.000%	11/15/25	1,300	1,389
National Retail Properties Inc.	3.600%	12/15/26	3,730	3,917

50

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	4.300%	10/15/28	3,025	3,334
Omega Healthcare Investors Inc.	4.500%	1/15/25	5,038	5,381
Omega Healthcare Investors Inc.	5.250%	1/15/26	7,106	7,909
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,616	9,300
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,405	3,704
Omega Healthcare Investors Inc.	3.625%	10/1/29	5,863	5,886
Physicians Realty LP	4.300%	3/15/27	3,800	4,014
Physicians Realty LP	3.950%	1/15/28	1,707	1,767
Prologis LP	3.750%	11/1/25	6,165	6,662
Prologis LP	3.875%	9/15/28	3,350	3,675
Public Storage	3.094%	9/15/27	4,650	4,836
Public Storage	3.385%	5/1/29	1,500	1,586
Realty Income Corp.	3.875%	4/15/25	3,872	4,165
Realty Income Corp.	4.125%	10/15/26	6,365	6,952
Realty Income Corp.	3.000%	1/15/27	4,690	4,831
Realty Income Corp.	3.650%	1/15/28	4,539	4,862
Realty Income Corp.	3.250%	6/15/29	15,350	16,261
Regency Centers LP	3.600%	2/1/27	3,925	4,102
Regency Centers LP	4.125%	3/15/28	2,800	3,032
Regency Centers LP	2.950%	9/15/29	3,000	2,995
Sabra Health Care LP	5.125%	8/15/26	3,725	4,028
Sabra Health Care LP	3.900%	10/15/29	3,130	3,126
Select Income REIT	4.500%	2/1/25	3,183	3,305
Service Properties Trust	4.500%	3/15/25	3,025	3,098
Service Properties Trust	5.250%	2/15/26	5,230	5,502
Service Properties Trust	4.750%	10/1/26	2,810	2,882
Service Properties Trust	4.950%	2/15/27	2,435	2,507
Service Properties Trust	3.950%	1/15/28	2,100	2,051
Service Properties Trust	4.950%	10/1/29	3,000	3,016
Service Properties Trust	4.375%	2/15/30	500	490
Simon Property Group LP	3.500%	9/1/25	7,000	7,434
Simon Property Group LP	3.300%	1/15/26	6,725	7,036
Simon Property Group LP	3.250%	11/30/26	6,180	6,472
Simon Property Group LP	3.375%	6/15/27	5,690	6,007
Simon Property Group LP	3.375%	12/1/27	6,180	6,534
Simon Property Group LP	2.450%	9/13/29	10,725	10,522
SITE Centers Corp.	3.625%	2/1/25	4,150	4,272
SITE Centers Corp.	4.250%	2/1/26	2,831	2,975
SITE Centers Corp.	4.700%	6/1/27	7,900	8,541
Spirit Realty LP	3.200%	1/15/27	3,310	3,309
Spirit Realty LP	4.000%	7/15/29	2,213	2,311
STORE Capital Corp.	4.500%	3/15/28	3,225	3,510
Tanger Properties LP	3.750%	12/1/24	1,550	1,585
Tanger Properties LP	3.125%	9/1/26	1,775	1,762
Tanger Properties LP	3.875%	7/15/27	1,975	2,017
UDR Inc.	4.000%	10/1/25	5,003	5,376
UDR Inc.	2.950%	9/1/26	5,425	5,494
UDR Inc.	3.500%	1/15/28	1,500	1,573
UDR Inc.	3.200%	1/15/30	2,000	2,040
Ventas Realty LP	2.650%	1/15/25	3,400	3,426
Ventas Realty LP	3.500%	2/1/25	5,690	5,936
Ventas Realty LP	4.125%	1/15/26	3,661	3,918
Ventas Realty LP	3.250%	10/15/26	7,095	7,246
Ventas Realty LP	4.000%	3/1/28	4,750	5,078
Ventas Realty LP	4.400%	1/15/29	3,363	3,698
VEREIT Operating Partnership LP	4.625%	11/1/25	3,350	3,657
VEREIT Operating Partnership LP	4.875%	6/1/26	5,033	5,538
VEREIT Operating Partnership LP	3.950%	8/15/27	9,366	9,825
VEREIT Operating Partnership LP	3.100%	12/15/29	2,000	1,964
Vornado Realty LP	3.500%	1/15/25	3,400	3,539
Welltower Inc.	4.000%	6/1/25	5,863	6,298
Welltower Inc.	4.250%	4/1/26	6,100	6,616
Welltower Inc.	2.700%	2/15/27	4,000	4,015
Welltower Inc.	4.250%	4/15/28	5,975	6,540

51

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	4.125%	3/15/29	8,055	8,760
	WP Carey Inc.	4.000%	2/1/25	1,990	2,088
	WP Carey Inc.	4.250%	10/1/26	1,175	1,257
	WP Carey Inc.	3.850%	7/15/29	3,200	3,387
					5,105,993
Industrial (23.8%)
	Basic Industry (1.2%)
[4]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,500	1,498
	ArcelorMittal	6.125%	6/1/25	7,770	8,939
	ArcelorMittal	4.550%	3/11/26	7,120	7,551
	ArcelorMittal	4.250%	7/16/29	4,425	4,619
	Cabot Corp.	4.000%	7/1/29	2,900	3,039
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,580	7,649
	Dow Chemical Co.	4.550%	11/30/25	3,050	3,357
	Dow Chemical Co.	3.625%	5/15/26	3,625	3,810
	Dow Chemical Co.	4.800%	11/30/28	5,400	6,123
	DuPont de Nemours Inc.	4.493%	11/15/25	19,675	21,627
	DuPont de Nemours Inc.	4.725%	11/15/28	26,484	30,045
	Eastman Chemical Co.	3.800%	3/15/25	10,274	10,834
	Ecolab Inc.	2.700%	11/1/26	10,790	11,077
	Ecolab Inc.	3.250%	12/1/27	1,660	1,747
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,435	5,632
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	5,925	6,503
	FMC Corp.	3.200%	10/1/26	3,650	3,738
	FMC Corp.	3.450%	10/1/29	7,250	7,488
	Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,109
	Huntsman International LLC	4.500%	5/1/29	4,123	4,384
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,185
	International Paper Co.	3.800%	1/15/26	7,621	8,115
	International Paper Co.	3.000%	2/15/27	2,015	2,061
	Kinross Gold Corp.	4.500%	7/15/27	6,617	6,915
	LYB International Finance II BV	3.500%	3/2/27	8,397	8,786
	Mosaic Co.	4.050%	11/15/27	8,712	9,026
	Newmont Corp.	2.800%	10/1/29	7,250	7,175
	Nucor Corp.	3.950%	5/1/28	4,210	4,566
	Nutrien Ltd.	3.375%	3/15/25	5,285	5,478
	Nutrien Ltd.	3.000%	4/1/25	4,111	4,184
	Nutrien Ltd.	4.000%	12/15/26	6,655	7,081
	Nutrien Ltd.	4.200%	4/1/29	3,575	3,930
	Packaging Corp. of America	3.400%	12/15/27	3,295	3,430
	Packaging Corp. of America	3.000%	12/15/29	140	140
	PPG Industries Inc.	2.800%	8/15/29	200	201
	Praxair Inc.	2.650%	2/5/25	2,216	2,273
	Praxair Inc.	3.200%	1/30/26	5,762	6,038
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	12,232	13,125
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,000	1,332
	Rohm & Haas Co.	7.850%	7/15/29	8,675	11,529
	RPM International Inc.	3.750%	3/15/27	4,080	4,195
	RPM International Inc.	4.550%	3/1/29	3,865	4,178
	SASOL Financing USA LLC	6.500%	9/27/28	6,325	7,037
	Sherwin-Williams Co.	3.450%	8/1/25	4,300	4,513
	Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,704
	Sherwin-Williams Co.	3.450%	6/1/27	16,000	16,868
	Sherwin-Williams Co.	2.950%	8/15/29	7,100	7,184
	Southern Copper Corp.	3.875%	4/23/25	6,225	6,532
	Steel Dynamics Inc.	4.125%	9/15/25	3,000	3,086
	Steel Dynamics Inc.	3.450%	4/15/30	1,500	1,517
	Suzano Austria GmbH	6.000%	1/15/29	14,900	16,821
	Vale Overseas Ltd.	6.250%	8/10/26	14,150	16,591
	Westlake Chemical Corp.	3.600%	8/15/26	7,153	7,381
	Weyerhaeuser Co.	6.950%	10/1/27	350	443
	Weyerhaeuser Co.	4.000%	11/15/29	2,500	2,710
	WRKCo Inc.	3.750%	3/15/25	8,275	8,717

52

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.650%	3/15/26	8,001	8,845
	WRKCo Inc.	3.375%	9/15/27	4,596	4,697
	WRKCo Inc.	4.000%	3/15/28	5,975	6,357
	WRKCo Inc.	3.900%	6/1/28	2,850	3,014
	WRKCo Inc.	4.900%	3/15/29	15,225	17,311
	Yamana Gold Inc.	4.625%	12/15/27	875	913
	Capital Goods (2.0%)
	3M Co.	2.000%	2/14/25	6,400	6,344
	3M Co.	3.000%	8/7/25	2,750	2,867
	3M Co.	2.250%	9/19/26	5,150	5,137
	3M Co.	2.875%	10/15/27	6,900	7,185
	3M Co.	3.625%	9/14/28	4,630	5,039
	3M Co.	3.375%	3/1/29	6,500	6,891
	3M Co.	2.375%	8/26/29	9,200	9,032
	ABB Finance USA Inc.	3.800%	4/3/28	6,160	6,725
	Allegion plc	3.500%	10/1/29	3,350	3,416
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,200	3,298
	Avery Dennison Corp.	4.875%	12/6/28	4,000	4,541
[4]	Bemis Co. Inc.	3.100%	9/15/26	2,700	2,639
	Boeing Co.	2.500%	3/1/25	1,092	1,094
	Boeing Co.	2.600%	10/30/25	2,200	2,216
	Boeing Co.	3.100%	5/1/26	5,200	5,361
	Boeing Co.	2.250%	6/15/26	4,395	4,329
	Boeing Co.	2.700%	2/1/27	4,615	4,651
	Boeing Co.	2.800%	3/1/27	3,472	3,517
	Boeing Co.	3.250%	3/1/28	2,450	2,543
	Boeing Co.	3.450%	11/1/28	4,436	4,671
	Boeing Co.	3.200%	3/1/29	8,600	8,962
	Carlisle Cos. Inc.	3.750%	12/1/27	4,825	5,045
	Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,554
	Caterpillar Inc.	2.600%	9/19/29	1,900	1,913
	CNH Industrial NV	3.850%	11/15/27	4,475	4,659
	Deere & Co.	5.375%	10/16/29	1,458	1,803
	Dover Corp.	3.150%	11/15/25	4,014	4,157
	Dover Corp.	2.950%	11/4/29	1,300	1,303
	Eagle Materials Inc.	4.500%	8/1/26	2,300	2,384
	Eaton Corp.	3.103%	9/15/27	6,200	6,429
	Embraer Netherlands Finance BV	5.050%	6/15/25	4,123	4,533
	Embraer Netherlands Finance BV	5.400%	2/1/27	8,388	9,430
	Emerson Electric Co.	3.150%	6/1/25	3,300	3,452
	Fortive Corp.	3.150%	6/15/26	7,806	7,987
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,541
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	5,725	5,781
	General Dynamics Corp.	2.375%	11/15/24	2	2
	General Dynamics Corp.	3.500%	5/15/25	7,860	8,414
	General Dynamics Corp.	2.125%	8/15/26	7,209	7,129
	General Dynamics Corp.	2.625%	11/15/27	6,235	6,377
	General Dynamics Corp.	3.750%	5/15/28	6,580	7,247
	General Electric Co.	3.450%	5/15/24	3,191	3,310
	General Electric Co.	5.550%	1/5/26	575	653
	Hexcel Corp.	4.700%	8/15/25	1,500	1,622
	Hexcel Corp.	3.950%	2/15/27	3,995	4,165
	Honeywell International Inc.	2.500%	11/1/26	9,018	9,160
	Honeywell International Inc.	2.700%	8/15/29	7,230	7,417
	Hubbell Inc.	3.350%	3/1/26	3,380	3,457
	Hubbell Inc.	3.150%	8/15/27	2,700	2,692
	Hubbell Inc.	3.500%	2/15/28	3,650	3,770
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,620	6,901
	Illinois Tool Works Inc.	2.650%	11/15/26	8,885	9,131
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	1	1
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	3,175	3,320
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	7,450	7,977
	John Deere Capital Corp.	3.450%	3/13/25	2,750	2,919

53

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	3.400%	9/11/25	2,300	2,436
	John Deere Capital Corp.	2.650%	6/10/26	5,264	5,362
	John Deere Capital Corp.	2.250%	9/14/26	5,000	4,998
	John Deere Capital Corp.	2.800%	9/8/27	7,050	7,238
	John Deere Capital Corp.	3.050%	1/6/28	7,185	7,483
	John Deere Capital Corp.	3.450%	3/7/29	2,400	2,608
	John Deere Capital Corp.	2.800%	7/18/29	4,600	4,709
	Johnson Controls International plc	3.900%	2/14/26	3,161	3,356
	Kennametal Inc.	4.625%	6/15/28	3,875	4,133
	L3Harris Technologies Inc.	3.832%	4/27/25	7,284	7,749
[4]	L3Harris Technologies Inc.	3.850%	12/15/26	6,503	6,987
	L3Harris Technologies Inc.	4.400%	6/15/28	2,225	2,477
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	9,715	10,822
	L3Harris Technologies Inc.	2.900%	12/15/29	1,939	1,963
	Leggett & Platt Inc.	3.500%	11/15/27	4,000	4,103
	Leggett & Platt Inc.	4.400%	3/15/29	4,000	4,370
	Legrand France SA	8.500%	2/15/25	3,295	4,249
	Lockheed Martin Corp.	2.900%	3/1/25	10,541	10,952
	Lockheed Martin Corp.	3.550%	1/15/26	14,833	15,885
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,975	4,106
	Martin Marietta Materials Inc.	3.500%	12/15/27	2,775	2,886
	Masco Corp.	4.450%	4/1/25	4,234	4,610
	Masco Corp.	4.375%	4/1/26	6,064	6,543
	Masco Corp.	3.500%	11/15/27	3,500	3,620
	Northrop Grumman Corp.	2.930%	1/15/25	12,850	13,239
	Northrop Grumman Corp.	3.200%	2/1/27	3,600	3,744
	Northrop Grumman Corp.	3.250%	1/15/28	12,413	12,933
	Nvent Finance Sarl	4.550%	4/15/28	3,685	3,819
	Oshkosh Corp.	4.600%	5/15/28	3,100	3,317
	Owens Corning	3.400%	8/15/26	6,260	6,340
	Owens Corning	3.950%	8/15/29	1,000	1,037
	Parker-Hannifin Corp.	3.300%	11/21/24	2	2
	Parker-Hannifin Corp.	3.250%	3/1/27	8,927	9,259
	Parker-Hannifin Corp.	3.250%	6/14/29	9,300	9,662
	Precision Castparts Corp.	3.250%	6/15/25	7,993	8,421
	Republic Services Inc.	3.200%	3/15/25	7,876	8,178
	Republic Services Inc.	2.900%	7/1/26	4,108	4,185
	Republic Services Inc.	3.375%	11/15/27	5,991	6,320
	Rockwell Automation Inc.	3.500%	3/1/29	4,525	4,863
	Rockwell Collins Inc.	3.500%	3/15/27	11,406	12,132
	Roper Technologies Inc.	3.850%	12/15/25	2,375	2,552
	Roper Technologies Inc.	3.800%	12/15/26	8,178	8,789
	Roper Technologies Inc.	4.200%	9/15/28	7,250	7,928
	Roper Technologies Inc.	2.950%	9/15/29	3,250	3,267
	Snap-on Inc.	3.250%	3/1/27	2,575	2,684
	Spirit AeroSystems Inc.	3.850%	6/15/26	2,850	2,922
	Spirit AeroSystems Inc.	4.600%	6/15/28	5,915	6,219
	Stanley Black & Decker Inc.	3.400%	3/1/26	3,210	3,385
	Stanley Black & Decker Inc.	4.250%	11/15/28	4,885	5,495
	Textron Inc.	3.875%	3/1/25	2,320	2,457
	Textron Inc.	4.000%	3/15/26	3,770	4,025
	Textron Inc.	3.650%	3/15/27	4,518	4,724
	Textron Inc.	3.375%	3/1/28	1,250	1,284
	Textron Inc.	3.900%	9/17/29	2,100	2,240
	Timken Co.	4.500%	12/15/28	3,000	3,230
	United Technologies Corp.	3.950%	8/16/25	15,957	17,372
	United Technologies Corp.	2.650%	11/1/26	10,075	10,308
	United Technologies Corp.	3.125%	5/4/27	10,000	10,466
	United Technologies Corp.	4.125%	11/16/28	30,730	34,551
	United Technologies Corp.	7.500%	9/15/29	2,500	3,515
	Vulcan Materials Co.	4.500%	4/1/25	4,004	4,332
	Wabtec Corp.	3.450%	11/15/26	8,006	8,041
	Wabtec Corp.	4.950%	9/15/28	8,800	9,673
	Waste Connections Inc.	3.500%	5/1/29	8,650	9,115

54

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	3.125%	3/1/25	7,556	7,895
	Waste Management Inc.	3.200%	6/15/26	6,845	7,171
	Waste Management Inc.	3.150%	11/15/27	9,519	9,946
	Waste Management Inc.	3.450%	6/15/29	5,764	6,156
	Xylem Inc.	3.250%	11/1/26	4,685	4,857
	Communication (2.8%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,235	8,630
	Activision Blizzard Inc.	3.400%	6/15/27	3,099	3,228
	America Movil SAB de CV	3.625%	4/22/29	6,750	7,156
	American Tower Corp.	2.950%	1/15/25	1,050	1,076
	American Tower Corp.	4.000%	6/1/25	5,669	6,056
	American Tower Corp.	4.400%	2/15/26	2,550	2,789
	American Tower Corp.	3.375%	10/15/26	12,550	13,035
	American Tower Corp.	3.125%	1/15/27	8,252	8,412
	American Tower Corp.	3.550%	7/15/27	6,275	6,560
	American Tower Corp.	3.600%	1/15/28	5,000	5,235
	American Tower Corp.	3.950%	3/15/29	5,800	6,240
	American Tower Corp.	3.800%	8/15/29	16,798	17,945
	AT&T Inc.	3.950%	1/15/25	10,000	10,712
	AT&T Inc.	3.400%	5/15/25	39,774	41,681
	AT&T Inc.	3.600%	7/15/25	12,193	12,867
	AT&T Inc.	3.875%	1/15/26	9,725	10,414
	AT&T Inc.	4.125%	2/17/26	20,712	22,444
	AT&T Inc.	2.950%	7/15/26	2,475	2,512
	AT&T Inc.	3.800%	2/15/27	12,102	12,902
	AT&T Inc.	4.250%	3/1/27	10,320	11,312
	AT&T Inc.	4.100%	2/15/28	16,900	18,345
	AT&T Inc.	4.350%	3/1/29	29,425	32,633
	British Telecommunications plc	5.125%	12/4/28	5,000	5,746
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	35,525	39,083
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	17,245	17,824
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	200	213
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	14,210	16,067
	Comcast Corp.	3.375%	2/15/25	8,565	9,023
	Comcast Corp.	3.375%	8/15/25	18,294	19,405
	Comcast Corp.	3.950%	10/15/25	16,990	18,515
	Comcast Corp.	3.150%	3/1/26	21,086	22,033
	Comcast Corp.	2.350%	1/15/27	25,375	25,299
	Comcast Corp.	3.300%	2/1/27	12,325	13,026
	Comcast Corp.	3.150%	2/15/28	12,580	13,167
	Comcast Corp.	4.150%	10/15/28	34,500	38,827
	Crown Castle International Corp.	4.450%	2/15/26	7,713	8,417
	Crown Castle International Corp.	3.700%	6/15/26	12,493	13,205
	Crown Castle International Corp.	4.000%	3/1/27	4,085	4,396
	Crown Castle International Corp.	3.650%	9/1/27	9,459	9,966
	Crown Castle International Corp.	3.800%	2/15/28	10,700	11,369
	Crown Castle International Corp.	4.300%	2/15/29	1,500	1,655
	Crown Castle International Corp.	3.100%	11/15/29	5,000	5,030
	Discovery Communications LLC	3.450%	3/15/25	3,046	3,152
	Discovery Communications LLC	3.950%	6/15/25	6,120	6,492
	Discovery Communications LLC	4.900%	3/11/26	6,284	7,018
	Discovery Communications LLC	3.950%	3/20/28	15,684	16,730
	Discovery Communications LLC	4.125%	5/15/29	7,255	7,789
	Electronic Arts Inc.	4.800%	3/1/26	4,750	5,346
[4]	Fox Corp.	4.709%	1/25/29	19,960	22,688
	Grupo Televisa SAB	6.625%	3/18/25	3,860	4,528
	Grupo Televisa SAB	4.625%	1/30/26	2,635	2,836
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,190	6,954
	Moody's Corp.	4.250%	2/1/29	1,100	1,242

55

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	12,526	13,170
RELX Capital Inc.	4.000%	3/18/29	7,000	7,582
Rogers Communications Inc.	3.625%	12/15/25	5,551	5,876
Rogers Communications Inc.	2.900%	11/15/26	4,625	4,697
S&P Global Inc.	4.000%	6/15/25	7,272	7,872
S&P Global Inc.	4.400%	2/15/26	6,415	7,127
S&P Global Inc.	2.950%	1/22/27	4,265	4,403
S&P Global Inc.	2.500%	12/1/29	1,750	1,753
Telefonica Emisiones SAU	4.103%	3/8/27	13,100	14,150
TELUS Corp.	2.800%	2/16/27	5,600	5,604
TELUS Corp.	3.700%	9/15/27	1,355	1,424
Thomson Reuters Corp.	3.350%	5/15/26	5,250	5,393
Verizon Communications Inc.	3.376%	2/15/25	23,102	24,422
Verizon Communications Inc.	2.625%	8/15/26	22,884	23,197
Verizon Communications Inc.	4.125%	3/16/27	29,436	32,546
Verizon Communications Inc.	4.329%	9/21/28	38,803	43,985
Verizon Communications Inc.	4.016%	12/3/29	16,820	18,724
ViacomCBS Inc.	3.500%	1/15/25	5,500	5,754
ViacomCBS Inc.	4.000%	1/15/26	5,603	5,999
ViacomCBS Inc.	2.900%	1/15/27	5,740	5,736
ViacomCBS Inc.	3.375%	2/15/28	4,800	4,943
ViacomCBS Inc.	3.700%	6/1/28	4,500	4,693
Vodafone Group plc	4.125%	5/30/25	14,961	16,165
Vodafone Group plc	4.375%	5/30/28	27,850	30,792
Walt Disney Co.	3.150%	9/17/25	8,000	8,499
Walt Disney Co.	3.700%	10/15/25	3,140	3,396
Walt Disney Co.	3.000%	2/13/26	8,785	9,241
Walt Disney Co.	1.850%	7/30/26	12,352	12,115
Walt Disney Co.	3.375%	11/15/26	5,450	5,830
Walt Disney Co.	2.000%	9/1/29	16,300	15,798
Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	21,475	22,380
Amazon.com Inc.	5.200%	12/3/25	8,259	9,586
Amazon.com Inc.	3.150%	8/22/27	21,374	22,583
American Honda Finance Corp.	2.300%	9/9/26	2,890	2,881
American Honda Finance Corp.	3.500%	2/15/28	5,600	6,022
Aptiv plc	4.250%	1/15/26	5,400	5,815
Aptiv plc	4.350%	3/15/29	1,300	1,409
Automatic Data Processing Inc.	3.375%	9/15/25	9,717	10,314
AutoNation Inc.	3.500%	11/15/24	4	4
AutoNation Inc.	4.500%	10/1/25	5,040	5,415
AutoNation Inc.	3.800%	11/15/27	3,750	3,782
AutoZone Inc.	3.250%	4/15/25	4,470	4,653
AutoZone Inc.	3.125%	4/21/26	4,600	4,737
AutoZone Inc.	3.750%	6/1/27	6,647	7,087
AutoZone Inc.	3.750%	4/18/29	3,750	4,008
Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,938
Block Financial LLC	5.250%	10/1/25	3,025	3,310
Booking Holdings Inc.	3.650%	3/15/25	4,250	4,535
Booking Holdings Inc.	3.600%	6/1/26	14,430	15,415
Booking Holdings Inc.	3.550%	3/15/28	4,110	4,372
BorgWarner Inc.	3.375%	3/15/25	4,150	4,330
Costco Wholesale Corp.	3.000%	5/18/27	8,518	8,988
Cummins Inc.	7.125%	3/1/28	775	1,030
Darden Restaurants Inc.	3.850%	5/1/27	4,125	4,318
Dollar General Corp.	4.150%	11/1/25	6,312	6,857
Dollar General Corp.	3.875%	4/15/27	5,750	6,162
Dollar General Corp.	4.125%	5/1/28	2,825	3,091
Dollar Tree Inc.	4.000%	5/15/25	9,000	9,619
Dollar Tree Inc.	4.200%	5/15/28	9,450	10,123
eBay Inc.	3.600%	6/5/27	6,750	7,045
Expedia Group Inc.	5.000%	2/15/26	6,320	6,933
Expedia Group Inc.	3.800%	2/15/28	8,644	8,811

56

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Co.	4.346%	12/8/26	8,575	8,832
Ford Motor Co.	6.625%	10/1/28	5,614	6,187
Ford Motor Co.	6.375%	2/1/29	1,181	1,265
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,700	7,980
Ford Motor Credit Co. LLC	4.134%	8/4/25	11,048	11,186
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,939	12,129
Ford Motor Credit Co. LLC	4.542%	8/1/26	2,000	2,044
Ford Motor Credit Co. LLC	3.815%	11/2/27	7,550	7,292
Ford Motor Credit Co. LLC	5.113%	5/3/29	12,700	13,048
General Motors Co.	4.000%	4/1/25	2,283	2,377
General Motors Co.	5.000%	10/1/28	8,892	9,633
General Motors Financial Co. Inc.	3.500%	11/7/24	1	1
General Motors Financial Co. Inc.	4.000%	1/15/25	7,843	8,241
General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	7,410
General Motors Financial Co. Inc.	4.300%	7/13/25	7,041	7,513
General Motors Financial Co. Inc.	5.250%	3/1/26	9,200	10,200
General Motors Financial Co. Inc.	4.000%	10/6/26	6,667	6,972
General Motors Financial Co. Inc.	4.350%	1/17/27	9,792	10,309
General Motors Financial Co. Inc.	3.850%	1/5/28	7,100	7,213
General Motors Financial Co. Inc.	5.650%	1/17/29	7,750	8,792
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	7,500	8,176
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,075	8,826
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	5,275	5,960
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	6,000	6,685
Harley-Davidson Inc.	3.500%	7/28/25	5,070	5,255
Harman International Industries Inc.	4.150%	5/15/25	3,200	3,403
Home Depot Inc.	3.350%	9/15/25	11,320	12,089
Home Depot Inc.	3.000%	4/1/26	13,677	14,279
Home Depot Inc.	2.125%	9/15/26	8,028	8,005
Home Depot Inc.	2.800%	9/14/27	8,452	8,760
Home Depot Inc.	3.900%	12/6/28	6,075	6,778
Home Depot Inc.	2.950%	6/15/29	7,400	7,685
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	4,032
Hyatt Hotels Corp.	4.375%	9/15/28	4,000	4,341
IHS Markit Ltd.	4.750%	8/1/28	7,500	8,344
IHS Markit Ltd.	4.250%	5/1/29	6,235	6,718
JD.com Inc.	3.875%	4/29/26	4,825	5,001
Kohl's Corp.	4.250%	7/17/25	5,250	5,583
Las Vegas Sands Corp.	2.900%	6/25/25	4,000	4,040
Las Vegas Sands Corp.	3.500%	8/18/26	8,100	8,328
Las Vegas Sands Corp.	3.900%	8/8/29	6,198	6,466
Lear Corp.	5.250%	1/15/25	6,365	6,552
Lear Corp.	3.800%	9/15/27	6,549	6,621
Lear Corp.	4.250%	5/15/29	3,000	3,093
Lowe's Cos. Inc.	3.375%	9/15/25	6,283	6,603
Lowe's Cos. Inc.	2.500%	4/15/26	9,373	9,438
Lowe's Cos. Inc.	3.100%	5/3/27	19,456	20,083
Lowe's Cos. Inc.	3.650%	4/5/29	12,300	13,131
Magna International Inc.	4.150%	10/1/25	5,500	5,913
Marriott International Inc.	3.750%	3/15/25	2,500	2,640
Marriott International Inc.	3.750%	10/1/25	3,220	3,418
Marriott International Inc.	3.125%	6/15/26	7,655	7,921
Marriott International Inc.	4.000%	4/15/28	5,250	5,659
Mastercard Inc.	2.000%	3/3/25	6,725	6,688
Mastercard Inc.	2.950%	11/21/26	11,250	11,733
Mastercard Inc.	3.500%	2/26/28	5,130	5,550
Mastercard Inc.	2.950%	6/1/29	9,160	9,548
McDonald's Corp.	3.375%	5/26/25	11,176	11,795
McDonald's Corp.	3.700%	1/30/26	10,700	11,482
McDonald's Corp.	3.500%	3/1/27	12,050	12,839
McDonald's Corp.	3.800%	4/1/28	9,635	10,449
McDonald's Corp.	2.625%	9/1/29	7,500	7,482
NIKE Inc.	2.375%	11/1/26	12,150	12,348
Nordstrom Inc.	4.000%	3/15/27	3,125	3,239

57

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordstrom Inc.	4.375%	4/1/30	875	891
	O'Reilly Automotive Inc.	3.550%	3/15/26	4,112	4,328
	O'Reilly Automotive Inc.	3.600%	9/1/27	13,350	14,253
	O'Reilly Automotive Inc.	3.900%	6/1/29	3,720	4,042
	QVC Inc.	4.450%	2/15/25	1,987	2,051
	Ralph Lauren Corp.	3.750%	9/15/25	3,250	3,492
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,090	6,296
	Sands China Ltd.	5.125%	8/8/25	14,400	15,858
	Sands China Ltd.	5.400%	8/8/28	12,435	13,989
	Starbucks Corp.	3.800%	8/15/25	18,198	19,599
	Starbucks Corp.	2.450%	6/15/26	4,800	4,847
	Starbucks Corp.	3.500%	3/1/28	4,300	4,592
	Starbucks Corp.	4.000%	11/15/28	2,250	2,489
	Starbucks Corp.	3.550%	8/15/29	7,225	7,831
	Tapestry Inc.	4.250%	4/1/25	5,450	5,738
	Tapestry Inc.	4.125%	7/15/27	4,850	4,938
	Target Corp.	2.500%	4/15/26	7,912	8,094
	Target Corp.	3.375%	4/15/29	6,000	6,510
	TJX Cos. Inc.	2.250%	9/15/26	11,764	11,764
	Toyota Motor Corp.	3.669%	7/20/28	1,678	1,843
	Toyota Motor Corp.	2.760%	7/2/29	4,075	4,197
	Toyota Motor Credit Corp.	3.400%	4/14/25	5,810	6,179
	Toyota Motor Credit Corp.	3.200%	1/11/27	8,220	8,690
	Toyota Motor Credit Corp.	3.050%	1/11/28	5,450	5,716
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,535	4,986
	Visa Inc.	3.150%	12/14/25	32,186	33,983
	Visa Inc.	2.750%	9/15/27	5,925	6,181
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	16,010	16,248
	Walmart Inc.	3.550%	6/26/25	20,320	21,742
	Walmart Inc.	3.050%	7/8/26	10,100	10,606
	Walmart Inc.	5.875%	4/5/27	100	123
	Walmart Inc.	3.700%	6/26/28	19,815	21,814
	Walmart Inc.	3.250%	7/8/29	10,750	11,526
	Walmart Inc.	2.375%	9/24/29	9,050	9,059
	Western Union Co.	2.850%	1/10/25	4,300	4,312
	Consumer Noncyclical (6.6%)
	Abbott Laboratories	2.950%	3/15/25	6,395	6,632
	Abbott Laboratories	3.875%	9/15/25	3,865	4,207
	Abbott Laboratories	3.750%	11/30/26	13,867	15,132
	AbbVie Inc.	3.600%	5/14/25	31,829	33,593
	AbbVie Inc.	3.200%	5/14/26	16,045	16,595
[4]	AbbVie Inc.	2.950%	11/21/26	32,600	33,054
	AbbVie Inc.	4.250%	11/14/28	14,510	16,039
[4]	AbbVie Inc.	3.200%	11/21/29	48,725	49,604
	Adventist Health System	2.952%	3/1/29	3,000	2,960
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,814
	Agilent Technologies Inc.	3.050%	9/22/26	3,650	3,721
	Agilent Technologies Inc.	2.750%	9/15/29	3,500	3,462
	Allergan Funding SCS	3.800%	3/15/25	24,823	26,003
	Altria Group Inc.	4.400%	2/14/26	9,850	10,697
	Altria Group Inc.	2.625%	9/16/26	4,360	4,308
	Altria Group Inc.	4.800%	2/14/29	26,475	29,399
	AmerisourceBergen Corp.	3.250%	3/1/25	6,483	6,699
	AmerisourceBergen Corp.	3.450%	12/15/27	8,225	8,529
	Amgen Inc.	3.125%	5/1/25	7,166	7,481
	Amgen Inc.	2.600%	8/19/26	10,560	10,671
	Amgen Inc.	3.200%	11/2/27	7,090	7,431
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	40,076	42,663
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	3,015	3,221
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	22,735	24,733
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	21,920	24,070
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	49,950	57,845

58

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,803	8,937
	Ascension Health	2.532%	11/15/29	1,900	1,876
	AstraZeneca plc	3.375%	11/16/25	17,391	18,427
	AstraZeneca plc	3.125%	6/12/27	7,875	8,191
	AstraZeneca plc	4.000%	1/17/29	7,915	8,776
	BAT Capital Corp.	3.215%	9/6/26	8,600	8,642
	BAT Capital Corp.	3.557%	8/15/27	26,270	26,745
	BAT Capital Corp.	3.462%	9/6/29	6,575	6,662
	Baxalta Inc.	4.000%	6/23/25	8,030	8,616
	Baxter International Inc.	2.600%	8/15/26	6,167	6,208
	Becton Dickinson & Co.	3.700%	6/6/27	16,700	17,754
	Biogen Inc.	4.050%	9/15/25	13,373	14,527
	Boston Scientific Corp.	3.850%	5/15/25	3,662	3,927
	Boston Scientific Corp.	3.750%	3/1/26	7,750	8,299
	Boston Scientific Corp.	4.000%	3/1/29	10,245	11,309
[4]	Bristol-Myers Squibb Co.	3.875%	8/15/25	23,775	25,675
[4]	Bristol-Myers Squibb Co.	3.200%	6/15/26	20,100	21,057
[4]	Bristol-Myers Squibb Co.	3.450%	11/15/27	7,347	7,813
[4]	Bristol-Myers Squibb Co.	3.900%	2/20/28	15,775	17,194
[4]	Bristol-Myers Squibb Co.	3.400%	7/26/29	35,435	37,854
	Brown-Forman Corp.	3.500%	4/15/25	2,950	3,142
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,562	5,540
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,250	5,396
	Campbell Soup Co.	3.950%	3/15/25	7,325	7,771
	Campbell Soup Co.	3.300%	3/19/25	3,260	3,351
	Campbell Soup Co.	4.150%	3/15/28	8,100	8,761
	Cardinal Health Inc.	3.079%	6/15/24	1,528	1,570
	Cardinal Health Inc.	3.750%	9/15/25	4,525	4,790
	Cardinal Health Inc.	3.410%	6/15/27	11,905	12,168
	CHRISTUS Health	4.341%	7/1/28	3,000	3,304
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,375	3,508
[4]	Cigna Corp.	3.250%	4/15/25	7,950	8,178
	Cigna Corp.	4.125%	11/15/25	13,250	14,338
[4]	Cigna Corp.	4.500%	2/25/26	14,796	16,012
[4]	Cigna Corp.	3.400%	3/1/27	14,434	14,934
[4]	Cigna Corp.	3.050%	10/15/27	3,885	3,901
	Cigna Corp.	4.375%	10/15/28	32,250	35,695
	Clorox Co.	3.100%	10/1/27	3,550	3,685
	Clorox Co.	3.900%	5/15/28	4,225	4,635
	Coca-Cola Co.	2.875%	10/27/25	12,510	13,033
	Coca-Cola Co.	2.550%	6/1/26	2,325	2,379
	Coca-Cola Co.	2.250%	9/1/26	13,590	13,674
	Coca-Cola Co.	2.900%	5/25/27	2,500	2,616
	Coca-Cola Co.	2.125%	9/6/29	5,500	5,347
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,739
	CommonSpirit Health	3.347%	10/1/29	6,725	6,765
	Conagra Brands Inc.	4.600%	11/1/25	11,986	13,205
	Conagra Brands Inc.	4.850%	11/1/28	12,950	14,780
	Constellation Brands Inc.	4.400%	11/15/25	3,000	3,269
	Constellation Brands Inc.	4.750%	12/1/25	3,417	3,801
	Constellation Brands Inc.	3.700%	12/6/26	6,610	7,017
	Constellation Brands Inc.	3.500%	5/9/27	4,250	4,426
	Constellation Brands Inc.	3.600%	2/15/28	5,300	5,566
	Constellation Brands Inc.	4.650%	11/15/28	3,775	4,235
	Constellation Brands Inc.	3.150%	8/1/29	7,525	7,603
	CVS Health Corp.	4.100%	3/25/25	41,151	44,105
	CVS Health Corp.	3.875%	7/20/25	31,388	33,436
	CVS Health Corp.	2.875%	6/1/26	20,247	20,528
	CVS Health Corp.	3.000%	8/15/26	2,450	2,497
	CVS Health Corp.	6.250%	6/1/27	150	181
	CVS Health Corp.	4.300%	3/25/28	73,986	80,634
	CVS Health Corp.	3.250%	8/15/29	20,850	21,164
	Danaher Corp.	3.350%	9/15/25	4,825	5,120
	DH Europe Finance II Sarl	2.200%	11/15/24	997	994

59

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DH Europe Finance II Sarl	2.600%	11/15/29	6,000	5,974
Diageo Capital plc	3.875%	5/18/28	3,978	4,339
Diageo Capital plc	2.375%	10/24/29	6,000	5,901
Edwards Lifesciences Corp.	4.300%	6/15/28	5,110	5,664
Eli Lilly & Co.	2.750%	6/1/25	3,274	3,373
Eli Lilly & Co.	3.375%	3/15/29	9,507	10,231
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,659
Estee Lauder Cos. Inc.	2.375%	12/1/29	3,840	3,835
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,694
General Mills Inc.	4.000%	4/17/25	4,033	4,363
General Mills Inc.	3.200%	2/10/27	8,600	9,020
General Mills Inc.	4.200%	4/17/28	14,628	16,269
Gilead Sciences Inc.	3.500%	2/1/25	18,579	19,708
Gilead Sciences Inc.	3.650%	3/1/26	25,470	27,379
Gilead Sciences Inc.	2.950%	3/1/27	10,667	11,063
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	13,500	14,445
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,800	16,297
GlaxoSmithKline Capital plc	3.375%	6/1/29	6,711	7,180
Hasbro Inc.	3.550%	11/19/26	2,900	2,918
Hasbro Inc.	3.500%	9/15/27	3,525	3,513
Hasbro Inc.	3.900%	11/19/29	7,500	7,546
HCA Inc.	5.250%	4/15/25	15,428	17,241
HCA Inc.	5.250%	6/15/26	13,680	15,322
HCA Inc.	4.500%	2/15/27	11,625	12,540
HCA Inc.	4.125%	6/15/29	11,550	12,243
Hershey Co.	3.200%	8/21/25	2,625	2,749
Hershey Co.	2.300%	8/15/26	4,483	4,521
Hershey Co.	2.450%	11/15/29	1,505	1,506
Ingredion Inc.	3.200%	10/1/26	3,830	3,883
JM Smucker Co.	3.500%	3/15/25	7,696	8,071
JM Smucker Co.	3.375%	12/15/27	3,300	3,442
Johnson & Johnson	2.625%	1/15/25	10,768	11,092
Johnson & Johnson	2.450%	3/1/26	10,235	10,393
Johnson & Johnson	2.950%	3/3/27	10,910	11,430
Johnson & Johnson	2.900%	1/15/28	15,115	15,763
Johnson & Johnson	6.950%	9/1/29	1,650	2,310
Kaiser Foundation Hospitals	3.150%	5/1/27	4,425	4,610
Kellogg Co.	3.250%	4/1/26	4,875	5,060
Kellogg Co.	3.400%	11/15/27	5,295	5,537
Kellogg Co.	4.300%	5/15/28	4,430	4,938
Keurig Dr Pepper Inc.	4.417%	5/25/25	9,945	10,854
Keurig Dr Pepper Inc.	3.400%	11/15/25	1,950	2,023
Keurig Dr Pepper Inc.	2.550%	9/15/26	3,600	3,578
Keurig Dr Pepper Inc.	3.430%	6/15/27	3,425	3,576
Keurig Dr Pepper Inc.	4.597%	5/25/28	17,450	19,594
Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,781
Kimberly-Clark Corp.	2.750%	2/15/26	5,137	5,266
Kimberly-Clark Corp.	3.950%	11/1/28	3,987	4,443
Kimberly-Clark Corp.	3.200%	4/25/29	5,000	5,325
Kraft Heinz Foods Co.	3.950%	7/15/25	18,804	19,883
Kraft Heinz Foods Co.	3.000%	6/1/26	16,101	16,091
Kraft Heinz Foods Co.	4.625%	1/30/29	8,025	8,775
Kroger Co.	3.500%	2/1/26	1,575	1,648
Kroger Co.	2.650%	10/15/26	7,822	7,831
Kroger Co.	3.700%	8/1/27	5,095	5,429
Kroger Co.	4.500%	1/15/29	4,775	5,358
Kroger Co.	7.700%	6/1/29	1,000	1,335
Laboratory Corp. of America Holdings	3.600%	2/1/25	7,572	7,964
Laboratory Corp. of America Holdings	3.600%	9/1/27	4,775	5,030
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,475	5,484
McCormick & Co. Inc.	3.400%	8/15/27	8,425	8,772
McKesson Corp.	3.950%	2/16/28	6,275	6,637
McKesson Corp.	4.750%	5/30/29	3,075	3,446
Mead Johnson Nutrition Co.	4.125%	11/15/25	7,367	8,059

60

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Medtronic Global Holdings SCA	3.350%	4/1/27	500	530
Medtronic Inc.	3.500%	3/15/25	15,786	16,907
Merck & Co. Inc.	2.750%	2/10/25	21,152	21,851
Merck & Co. Inc.	3.400%	3/7/29	15,475	16,712
Mercy Health	4.302%	7/1/28	2,290	2,531
Molson Coors Beverage Co.	3.000%	7/15/26	16,906	17,081
Mondelez International Inc.	3.625%	2/13/26	5,000	5,351
Mylan Inc.	4.550%	4/15/28	6,375	6,849
Mylan NV	3.950%	6/15/26	16,545	17,166
Novartis Capital Corp.	3.000%	11/20/25	16,366	17,149
Novartis Capital Corp.	3.100%	5/17/27	9,854	10,353
PepsiCo Inc.	2.750%	4/30/25	8,637	8,933
PepsiCo Inc.	3.500%	7/17/25	7,145	7,659
PepsiCo Inc.	2.850%	2/24/26	4,064	4,230
PepsiCo Inc.	2.375%	10/6/26	7,758	7,864
PepsiCo Inc.	3.000%	10/15/27	12,680	13,377
PepsiCo Inc.	2.625%	7/29/29	13,825	14,074
PerkinElmer Inc.	3.300%	9/15/29	7,100	7,225
Perrigo Finance Unlimited Co.	4.375%	3/15/26	5,365	5,528
Pfizer Inc.	2.750%	6/3/26	16,841	17,371
Pfizer Inc.	3.000%	12/15/26	14,900	15,622
Pfizer Inc.	3.600%	9/15/28	7,800	8,518
Pfizer Inc.	3.450%	3/15/29	14,850	15,970
Pharmacia LLC	6.600%	12/1/28	1,850	2,430
Philip Morris International Inc.	3.250%	11/10/24	2	2
Philip Morris International Inc.	3.375%	8/11/25	6,820	7,166
Philip Morris International Inc.	2.750%	2/25/26	10,475	10,589
Philip Morris International Inc.	3.125%	8/17/27	2,665	2,754
Philip Morris International Inc.	3.125%	3/2/28	3,325	3,409
Philip Morris International Inc.	3.375%	8/15/29	6,900	7,223
Procter & Gamble Co.	2.700%	2/2/26	6,093	6,328
Procter & Gamble Co.	2.450%	11/3/26	12,875	13,243
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,675	1,691
Providence St. Joseph Health Obligated Group	2.532%	10/1/29	3,941	3,858
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	2,051
Quest Diagnostics Inc.	3.450%	6/1/26	9,207	9,661
Quest Diagnostics Inc.	4.200%	6/30/29	3,550	3,916
Reynolds American Inc.	4.450%	6/12/25	21,447	23,057
Sanofi	3.625%	6/19/28	9,000	9,985
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	27,179	27,982
SSM Health Care Corp.	3.823%	6/1/27	2,900	3,066
Stryker Corp.	3.375%	11/1/25	6,658	7,005
Stryker Corp.	3.500%	3/15/26	6,780	7,203
Stryker Corp.	3.650%	3/7/28	5,575	5,986
Sutter Health	3.695%	8/15/28	3,000	3,214
Sysco Corp.	3.750%	10/1/25	4,800	5,151
Sysco Corp.	3.300%	7/15/26	9,755	10,279
Sysco Corp.	3.250%	7/15/27	9,550	9,986
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	18,105	21,068
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	4,166
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,807	10,083
Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,500	6,790
Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,600	6,521
Tyson Foods Inc.	4.000%	3/1/26	2,300	2,490
Tyson Foods Inc.	3.550%	6/2/27	12,783	13,558
Tyson Foods Inc.	4.350%	3/1/29	13,500	15,274
Unilever Capital Corp.	3.375%	3/22/25	3,000	3,171
Unilever Capital Corp.	3.100%	7/30/25	4,175	4,364
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,142
Unilever Capital Corp.	2.900%	5/5/27	7,320	7,646
Unilever Capital Corp.	3.500%	3/22/28	9,475	10,243
Unilever Capital Corp.	2.125%	9/6/29	11,840	11,470
Whirlpool Corp.	3.700%	5/1/25	1,525	1,603
Whirlpool Corp.	4.750%	2/26/29	6,490	7,218

61

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	14,642	15,392
	Zoetis Inc.	4.500%	11/13/25	3,640	4,028
	Zoetis Inc.	3.000%	9/12/27	9,541	9,755
	Zoetis Inc.	3.900%	8/20/28	4,016	4,346
	Energy (3.6%)
	Apache Corp.	4.375%	10/15/28	9,237	9,628
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	11,558	12,040
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	4,500	4,612
	Boardwalk Pipelines LP	5.950%	6/1/26	7,590	8,490
	Boardwalk Pipelines LP	4.450%	7/15/27	3,912	4,022
	Boardwalk Pipelines LP	4.800%	5/3/29	2,800	2,980
	BP Capital Markets America Inc.	3.796%	9/21/25	5,750	6,217
	BP Capital Markets America Inc.	3.410%	2/11/26	4,000	4,247
	BP Capital Markets America Inc.	3.119%	5/4/26	12,096	12,604
	BP Capital Markets America Inc.	3.017%	1/16/27	9,143	9,452
	BP Capital Markets America Inc.	3.588%	4/14/27	9,829	10,417
	BP Capital Markets America Inc.	3.937%	9/21/28	7,950	8,770
	BP Capital Markets America Inc.	4.234%	11/6/28	18,250	20,572
	BP Capital Markets plc	3.506%	3/17/25	5,202	5,536
	BP Capital Markets plc	3.279%	9/19/27	14,414	15,154
	BP Capital Markets plc	3.723%	11/28/28	3,134	3,406
	Canadian Natural Resources Ltd.	3.900%	2/1/25	2,570	2,707
	Canadian Natural Resources Ltd.	3.850%	6/1/27	10,065	10,712
	Cenovus Energy Inc.	4.250%	4/15/27	11,510	12,140
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,060	14,692
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	17,650	19,547
[4]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10,100	10,327
	Chevron Corp.	3.326%	11/17/25	7,969	8,488
	Chevron Corp.	2.954%	5/16/26	18,180	18,990
	Cimarex Energy Co.	3.900%	5/15/27	7,150	7,392
	Cimarex Energy Co.	4.375%	3/15/29	5,300	5,594
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,883	11,883
	Concho Resources Inc.	4.375%	1/15/25	1,650	1,705
	Concho Resources Inc.	3.750%	10/1/27	11,587	12,152
	Concho Resources Inc.	4.300%	8/15/28	9,745	10,610
	ConocoPhillips Co.	3.350%	11/15/24	4,373	4,605
	ConocoPhillips Co.	4.950%	3/15/26	13,194	15,146
	ConocoPhillips Holding Co.	6.950%	4/15/29	3,983	5,403
	Continental Resources Inc.	4.375%	1/15/28	11,150	11,847
	Devon Energy Corp.	5.850%	12/15/25	6,470	7,657
	Diamondback Energy Inc.	3.250%	12/1/26	5,425	5,485
	Diamondback Energy Inc.	3.500%	12/1/29	9,000	9,139
	Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	4,963
	Enable Midstream Partners LP	4.400%	3/15/27	8,732	8,577
	Enable Midstream Partners LP	4.950%	5/15/28	8,700	8,789
	Enable Midstream Partners LP	4.150%	9/15/29	2,530	2,391
	Enbridge Energy Partners LP	5.875%	10/15/25	6,025	7,018
	Enbridge Inc.	2.500%	1/15/25	4,000	4,027
	Enbridge Inc.	4.250%	12/1/26	5,600	6,151
	Enbridge Inc.	3.700%	7/15/27	5,920	6,226
	Enbridge Inc.	3.125%	11/15/29	5,400	5,449
	Energy Transfer Operating LP	4.050%	3/15/25	7,650	8,021
	Energy Transfer Operating LP	4.750%	1/15/26	3,881	4,180
	Energy Transfer Operating LP	4.200%	4/15/27	4,000	4,184
	Energy Transfer Operating LP	5.500%	6/1/27	10,140	11,387
	Energy Transfer Operating LP	5.250%	4/15/29	10,000	11,210
	Energy Transfer Partners LP	4.950%	6/15/28	14,150	15,472
[4]	Eni SPA	4.250%	5/9/29	3,000	3,285
	Eni USA Inc.	7.300%	11/15/27	300	382
	Enterprise Products Operating LLC	3.750%	2/15/25	10,387	11,058
	Enterprise Products Operating LLC	3.700%	2/15/26	8,567	9,129

62

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.150%	10/16/28	7,750	8,543
	Enterprise Products Operating LLC	3.125%	7/31/29	16,000	16,423
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	4,650	4,643
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	8,300	8,197
	EOG Resources Inc.	3.150%	4/1/25	6,745	7,064
	EOG Resources Inc.	4.150%	1/15/26	6,740	7,413
	EQM Midstream Partners LP	4.125%	12/1/26	3,050	2,858
	EQM Midstream Partners LP	5.500%	7/15/28	7,000	6,862
	EQT Corp.	3.900%	10/1/27	10,398	9,665
	Exxon Mobil Corp.	2.709%	3/6/25	14,300	14,776
	Exxon Mobil Corp.	3.043%	3/1/26	16,530	17,341
	Exxon Mobil Corp.	2.275%	8/16/26	13,300	13,333
	Exxon Mobil Corp.	2.440%	8/16/29	7,008	7,042
	Halliburton Co.	3.800%	11/15/25	11,604	12,381
	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,746
	Hess Corp.	4.300%	4/1/27	11,614	12,370
	HollyFrontier Corp.	5.875%	4/1/26	8,100	9,096
	Husky Energy Inc.	4.400%	4/15/29	7,300	7,857
	Kinder Morgan Inc.	4.300%	6/1/25	12,970	14,053
	Kinder Morgan Inc.	4.300%	3/1/28	16,075	17,492
	Magellan Midstream Partners LP	5.000%	3/1/26	5,000	5,634
	Marathon Oil Corp.	3.850%	6/1/25	7,800	8,235
	Marathon Oil Corp.	4.400%	7/15/27	8,505	9,230
	Marathon Petroleum Corp.	5.125%	12/15/26	4,155	4,693
	Marathon Petroleum Corp.	3.800%	4/1/28	5,500	5,749
[4]	MPLX LP	5.250%	1/15/25	8,003	8,393
	MPLX LP	4.000%	2/15/25	4,905	5,116
	MPLX LP	4.875%	6/1/25	9,528	10,402
	MPLX LP	4.125%	3/1/27	10,522	11,009
[4]	MPLX LP	4.250%	12/1/27	8,310	8,718
	MPLX LP	4.000%	3/15/28	8,695	9,007
	MPLX LP	4.800%	2/15/29	7,125	7,798
	National Fuel Gas Co.	5.200%	7/15/25	2,337	2,543
	National Fuel Gas Co.	3.950%	9/15/27	2,250	2,276
	National Fuel Gas Co.	4.750%	9/1/28	1,990	2,116
	Newfield Exploration Co.	5.375%	1/1/26	12,100	13,113
	Noble Energy Inc.	3.850%	1/15/28	4,200	4,417
	Noble Energy Inc.	3.250%	10/15/29	5,000	5,038
	Occidental Petroleum Corp.	3.500%	6/15/25	4,877	5,028
	Occidental Petroleum Corp.	5.550%	3/15/26	9,300	10,537
	Occidental Petroleum Corp.	3.400%	4/15/26	15,872	16,226
	Occidental Petroleum Corp.	3.200%	8/15/26	6,900	6,975
	Occidental Petroleum Corp.	3.500%	8/15/29	14,650	14,938
	ONEOK Inc.	4.000%	7/13/27	4,900	5,173
	ONEOK Inc.	4.550%	7/15/28	3,000	3,290
	ONEOK Inc.	4.350%	3/15/29	1,980	2,139
	ONEOK Inc.	3.400%	9/1/29	13,560	13,712
	ONEOK Partners LP	4.900%	3/15/25	4,950	5,436
	Patterson-UTI Energy Inc.	3.950%	2/1/28	4,704	4,540
	Patterson-UTI Energy Inc.	5.150%	11/15/29	2,500	2,552
	Phillips 66	3.900%	3/15/28	3,329	3,618
	Phillips 66 Partners LP	3.605%	2/15/25	4,925	5,138
	Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,752
	Phillips 66 Partners LP	3.750%	3/1/28	3,300	3,430
	Phillips 66 Partners LP	3.150%	12/15/29	3,400	3,376
	Pioneer Natural Resources Co.	4.450%	1/15/26	4,350	4,772
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,780	7,252
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	6,132	6,509
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	6,250	6,142
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	17,011	19,116
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	13,035	14,974
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	10,875	11,976
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,150	11,806
	Shell International Finance BV	3.250%	5/11/25	16,661	17,605

63

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.875%	5/10/26	16,847	17,467
	Shell International Finance BV	2.500%	9/12/26	17,986	18,247
	Shell International Finance BV	3.875%	11/13/28	7,200	7,976
	Shell International Finance BV	2.375%	11/7/29	12,500	12,373
	Spectra Energy Partners LP	3.500%	3/15/25	3,955	4,131
	Spectra Energy Partners LP	3.375%	10/15/26	4,899	5,069
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,545
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,660	5,862
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,508
	TC PipeLines LP	3.900%	5/25/27	6,820	7,117
	Total Capital International SA	2.434%	1/10/25	5,000	5,056
	Total Capital International SA	3.455%	2/19/29	9,425	10,177
	Total Capital International SA	2.829%	1/10/30	4,200	4,306
	Total Capital SA	3.883%	10/11/28	9,172	10,227
	TransCanada PipeLines Ltd.	4.875%	1/15/26	9,151	10,226
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,275	11,366
[3]	Transcanada Trust	5.500%	9/15/79	9,250	9,610
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,635	2,083
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,675	2,844
	Valero Energy Corp.	3.650%	3/15/25	5,113	5,438
	Valero Energy Corp.	3.400%	9/15/26	9,928	10,404
	Valero Energy Corp.	4.350%	6/1/28	9,325	10,235
	Valero Energy Corp.	4.000%	4/1/29	8,334	8,964
	Valero Energy Partners LP	4.375%	12/15/26	5,450	5,934
	Valero Energy Partners LP	4.500%	3/15/28	3,550	3,888
	Western Midstream Operating LP	3.950%	6/1/25	7,125	7,127
	Western Midstream Operating LP	4.650%	7/1/26	7,214	7,403
	Western Midstream Operating LP	4.750%	8/15/28	1,900	1,884
	Williams Cos. Inc.	3.900%	1/15/25	8,928	9,349
	Williams Cos. Inc.	4.000%	9/15/25	11,861	12,555
	Williams Cos. Inc.	3.750%	6/15/27	17,337	18,013
	Other Industrial (0.1%)
	CBRE Services Inc.	5.250%	3/15/25	3,375	3,779
	CBRE Services Inc.	4.875%	3/1/26	5,660	6,327
	Cintas Corp. No. 2	3.700%	4/1/27	8,075	8,745
	Fluor Corp.	4.250%	9/15/28	5,875	5,928
	Hillenbrand Inc.	4.500%	9/15/26	2,500	2,593
	Steelcase Inc.	5.125%	1/18/29	3,950	4,454
	Technology (3.7%)
	Adobe Inc.	3.250%	2/1/25	8,030	8,469
	Alphabet Inc.	1.998%	8/15/26	10,835	10,779
	Amphenol Corp.	2.800%	2/15/30	5,000	4,923
	Analog Devices Inc.	3.900%	12/15/25	3,584	3,836
	Analog Devices Inc.	3.500%	12/5/26	5,003	5,246
	Apple Inc.	2.750%	1/13/25	13,508	13,942
	Apple Inc.	2.500%	2/9/25	8,082	8,238
	Apple Inc.	3.200%	5/13/25	18,362	19,382
	Apple Inc.	3.250%	2/23/26	27,132	28,696
	Apple Inc.	2.450%	8/4/26	21,062	21,352
	Apple Inc.	2.050%	9/11/26	7,100	7,022
	Apple Inc.	3.350%	2/9/27	21,245	22,606
	Apple Inc.	3.200%	5/11/27	24,899	26,227
	Apple Inc.	3.000%	6/20/27	1,445	1,511
	Apple Inc.	2.900%	9/12/27	37,623	39,118
	Apple Inc.	3.000%	11/13/27	1,000	1,049
	Apple Inc.	2.200%	9/11/29	19,180	18,812
	Applied Materials Inc.	3.900%	10/1/25	6,900	7,511
	Applied Materials Inc.	3.300%	4/1/27	9,489	10,068
	Arrow Electronics Inc.	4.000%	4/1/25	3,184	3,297
	Arrow Electronics Inc.	3.875%	1/12/28	3,100	3,179
	Autodesk Inc.	4.375%	6/15/25	2,025	2,204
	Autodesk Inc.	3.500%	6/15/27	4,260	4,457
	Avnet Inc.	4.625%	4/15/26	4,500	4,769

64

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baidu Inc.	4.125%	6/30/25	4,000	4,257
	Baidu Inc.	3.625%	7/6/27	3,725	3,840
	Baidu Inc.	4.375%	3/29/28	4,500	4,877
	Baidu Inc.	4.875%	11/14/28	3,750	4,217
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	8,600	8,702
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	50,017	51,878
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	10,300	10,401
[4]	Broadcom Inc.	4.250%	4/15/26	23,200	24,628
[4]	Broadcom Inc.	4.750%	4/15/29	27,200	29,695
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,120	4,289
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	3,350	3,343
	CA Inc.	4.700%	3/15/27	3,225	3,450
	Cisco Systems Inc.	2.950%	2/28/26	6,635	6,965
	Cisco Systems Inc.	2.500%	9/20/26	13,353	13,613
	Citrix Systems Inc.	4.500%	12/1/27	6,000	6,480
[4]	Dell International LLC / EMC Corp.	6.020%	6/15/26	41,705	48,000
[4]	Dell International LLC / EMC Corp.	4.900%	10/1/26	11,525	12,680
[4]	Dell International LLC / EMC Corp.	5.300%	10/1/29	7,850	8,826
	DXC Technology Co.	4.750%	4/15/27	2,600	2,801
	Equinix Inc.	5.875%	1/15/26	10,000	10,625
	Equinix Inc.	2.900%	11/18/26	5,000	5,006
	Equinix Inc.	5.375%	5/15/27	13,000	14,089
	Equinix Inc.	3.200%	11/18/29	10,000	10,030
	Fidelity National Information Services Inc.	3.000%	8/15/26	15,706	16,217
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,500	9,279
	Fiserv Inc.	3.850%	6/1/25	9,384	9,983
	Fiserv Inc.	3.200%	7/1/26	15,750	16,306
	Fiserv Inc.	4.200%	10/1/28	5,350	5,898
	Fiserv Inc.	3.500%	7/1/29	25,986	27,319
	Flex Ltd.	4.750%	6/15/25	4,500	4,876
	Flex Ltd.	4.875%	6/15/29	6,186	6,715
	Global Payments Inc.	2.650%	2/15/25	13,000	13,065
	Global Payments Inc.	3.200%	8/15/29	10,350	10,535
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	21,675	24,026
	Intel Corp.	3.700%	7/29/25	28,954	31,281
	Intel Corp.	2.600%	5/19/26	5,748	5,878
	Intel Corp.	3.150%	5/11/27	1,800	1,904
	Intel Corp.	2.450%	11/15/29	8,000	7,954
	International Business Machines Corp.	3.450%	2/19/26	25,931	27,590
	International Business Machines Corp.	3.300%	5/15/26	28,700	30,234
	International Business Machines Corp.	6.220%	8/1/27	2,800	3,488
	International Business Machines Corp.	3.500%	5/15/29	27,150	29,140
	Jabil Inc.	3.950%	1/12/28	4,000	4,104
	Juniper Networks Inc.	4.350%	6/15/25	2,450	2,607
	Juniper Networks Inc.	3.750%	8/15/29	6,500	6,762
	Keysight Technologies Inc.	4.600%	4/6/27	6,025	6,678
	Keysight Technologies Inc.	3.000%	10/30/29	4,000	4,009
	KLA Corp.	4.100%	3/15/29	7,750	8,485
	Lam Research Corp.	3.800%	3/15/25	4,700	4,999
	Lam Research Corp.	3.750%	3/15/26	6,564	7,030
	Lam Research Corp.	4.000%	3/15/29	7,400	8,134
	Marvell Technology Group Ltd.	4.875%	6/22/28	4,000	4,410
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,000	4,121
	Micron Technology Inc.	4.975%	2/6/26	4,100	4,541
	Micron Technology Inc.	4.185%	2/15/27	8,700	9,287
	Micron Technology Inc.	5.327%	2/6/29	5,800	6,619
	Microsoft Corp.	2.700%	2/12/25	20,863	21,563
	Microsoft Corp.	3.125%	11/3/25	25,101	26,530
	Microsoft Corp.	2.400%	8/8/26	34,495	34,841
	Microsoft Corp.	3.300%	2/6/27	34,764	37,108
	Motorola Solutions Inc.	4.600%	2/23/28	9,300	10,060
	Motorola Solutions Inc.	4.600%	5/23/29	500	549
	NVIDIA Corp.	3.200%	9/16/26	8,350	8,730
[4]	NXP BV / NXP Funding LLC	5.350%	3/1/26	10,655	11,960

65

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	NXP BV / NXP Funding LLC	5.550%	12/1/28	4,000	4,675
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	8,660	9,158
[4]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	11,075	11,961
	Oracle Corp.	2.950%	5/15/25	19,213	19,969
	Oracle Corp.	2.650%	7/15/26	32,514	33,190
	Oracle Corp.	3.250%	11/15/27	13,721	14,507
	PayPal Holdings Inc.	2.650%	10/1/26	10,000	10,132
	PayPal Holdings Inc.	2.850%	10/1/29	17,300	17,335
	QUALCOMM Inc.	3.450%	5/20/25	20,814	21,941
	QUALCOMM Inc.	3.250%	5/20/27	19,153	20,053
	salesforce.com Inc.	3.700%	4/11/28	11,300	12,390
	Seagate HDD Cayman	4.750%	1/1/25	4,208	4,466
	Seagate HDD Cayman	4.875%	6/1/27	5,410	5,735
	Tech Data Corp.	4.950%	2/15/27	1,100	1,132
	Texas Instruments Inc.	2.900%	11/3/27	3,050	3,185
	Texas Instruments Inc.	2.250%	9/4/29	6,630	6,528
	Total System Services Inc.	4.800%	4/1/26	5,000	5,556
	Total System Services Inc.	4.450%	6/1/28	3,850	4,193
	Trimble Inc.	4.900%	6/15/28	2,500	2,726
	Tyco Electronics Group SA	3.700%	2/15/26	3,397	3,583
	Tyco Electronics Group SA	3.125%	8/15/27	5,000	5,126
	Verisk Analytics Inc.	4.000%	6/15/25	8,000	8,603
	Verisk Analytics Inc.	4.125%	3/15/29	6,575	7,174
	VMware Inc.	3.900%	8/21/27	7,976	8,319
	Transportation (0.9%)
[3]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,283	2,401
[3]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,260	2,360
[3]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	6,677	6,847
[3]	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,883	1,904
[3]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,242	1,312
[3]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	1,752	1,837
[3]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,273	4,402
	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	65	67
[3]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	832	872
[3]	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,849	1,945
[3]	BNSF Funding Trust I	6.613%	12/15/55	100	110
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	5,887	6,125
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,775	6,206
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,970	6,249
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,576	4,888
	Canadian National Railway Co.	2.950%	11/21/24	2	2
	Canadian National Railway Co.	2.750%	3/1/26	2,595	2,648
	Canadian National Railway Co.	6.900%	7/15/28	3,250	4,298
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,683	5,821
	Canadian Pacific Railway Co.	4.000%	6/1/28	5,070	5,519
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	6,551
[3]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,334	4,570
	CSX Corp.	3.400%	8/1/24	4,462	4,697
	CSX Corp.	3.350%	11/1/25	6,200	6,560
	CSX Corp.	2.600%	11/1/26	4,900	4,972
	CSX Corp.	3.250%	6/1/27	6,880	7,217
	CSX Corp.	3.800%	3/1/28	11,406	12,407
	CSX Corp.	4.250%	3/15/29	2,000	2,245
[3]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	951	1,004
	Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,824
	Delta Air Lines Inc.	3.750%	10/28/29	2,800	2,788
	FedEx Corp.	3.200%	2/1/25	3,700	3,834
	FedEx Corp.	3.250%	4/1/26	6,500	6,737
	FedEx Corp.	3.300%	3/15/27	4,950	5,086
	FedEx Corp.	3.400%	2/15/28	7,173	7,288
	FedEx Corp.	4.200%	10/17/28	2,000	2,154
	FedEx Corp.	3.100%	8/5/29	6,000	5,950
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,450	6,888

66

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City Southern	2.875%	11/15/29	3,700	3,685
	Kirby Corp.	4.200%	3/1/28	5,070	5,344
[3]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,397	1,441
	Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,278
	Norfolk Southern Corp.	3.650%	8/1/25	2,100	2,239
	Norfolk Southern Corp.	2.900%	6/15/26	5,725	5,885
	Norfolk Southern Corp.	3.150%	6/1/27	3,985	4,151
	Norfolk Southern Corp.	3.800%	8/1/28	5,350	5,870
	Norfolk Southern Corp.	2.550%	11/1/29	3,500	3,475
	Ryder System Inc.	2.900%	12/1/26	2,300	2,314
	Southwest Airlines Co.	3.000%	11/15/26	5,570	5,690
	Southwest Airlines Co.	3.450%	11/16/27	2,800	2,931
[3]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,312	1,366
	Union Pacific Corp.	3.250%	1/15/25	5,728	5,971
	Union Pacific Corp.	3.750%	7/15/25	6,950	7,443
	Union Pacific Corp.	3.250%	8/15/25	6,480	6,822
	Union Pacific Corp.	2.750%	3/1/26	4,714	4,814
	Union Pacific Corp.	3.000%	4/15/27	1,631	1,700
	Union Pacific Corp.	3.950%	9/10/28	7,790	8,585
	Union Pacific Corp.	3.700%	3/1/29	11,350	12,358
[3]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,019	4,307
[3]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,830	4,050
[3]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	5,616	5,899
[3]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,662	1,713
[3]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,683	2,754
[3]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,773	2,832
[3]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	738	746
[3]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	5,902	5,977
	United Parcel Service Inc.	2.800%	11/15/24	1	1
	United Parcel Service Inc.	2.400%	11/15/26	4,875	4,916
	United Parcel Service Inc.	3.050%	11/15/27	7,295	7,658
	United Parcel Service Inc.	3.400%	3/15/29	5,650	6,049
	United Parcel Service Inc.	2.500%	9/1/29	4,050	4,040
[3]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	333	368
[3]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	738	792
[3]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	2,740	2,867
					8,390,162
Utilities (2.1%)
	Electric (1.9%)
	AEP Texas Inc.	3.950%	6/1/28	3,450	3,756
	AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,474
	Ameren Corp.	3.650%	2/15/26	2,892	3,024
	Ameren Illinois Co.	3.250%	3/1/25	2,700	2,823
	Ameren Illinois Co.	3.800%	5/15/28	3,400	3,705
	American Electric Power Co. Inc.	3.200%	11/13/27	2,800	2,868
	American Electric Power Co. Inc.	4.300%	12/1/28	4,800	5,320
	Appalachian Power Co.	3.400%	6/1/25	2,750	2,880
	Arizona Public Service Co.	3.150%	5/15/25	2,335	2,421
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,789
	Arizona Public Service Co.	2.600%	8/15/29	2,000	1,979
	Avangrid Inc.	3.800%	6/1/29	5,900	6,240
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,500	3,511
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,011	4,230
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,900	6,156
	Black Hills Corp.	3.950%	1/15/26	3,400	3,583
	Black Hills Corp.	3.150%	1/15/27	3,700	3,731
	Black Hills Corp.	3.050%	10/15/29	1,070	1,069
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,675
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,350	2,394
	CenterPoint Energy Inc.	4.250%	11/1/28	3,770	4,057
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,780	4,936
[4]	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	991

67

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CMS Energy Corp.	3.000%	5/15/26	3,000	3,048
CMS Energy Corp.	3.450%	8/15/27	3,825	3,992
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,702
Commonwealth Edison Co.	2.950%	8/15/27	3,510	3,607
Commonwealth Edison Co.	3.700%	8/15/28	5,433	5,895
Connecticut Light & Power Co.	3.200%	3/15/27	5,100	5,350
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,425	5,634
Dominion Energy Inc.	3.900%	10/1/25	5,205	5,539
Dominion Energy Inc.	2.850%	8/15/26	3,850	3,880
Dominion Energy Inc.	4.250%	6/1/28	4,100	4,515
DTE Electric Co.	3.375%	3/1/25	1,825	1,920
DTE Energy Co.	2.850%	10/1/26	5,703	5,710
DTE Energy Co.	3.800%	3/15/27	6,675	7,036
DTE Energy Co.	3.400%	6/15/29	2,000	2,039
Duke Energy Carolinas LLC	2.950%	12/1/26	3,550	3,658
Duke Energy Carolinas LLC	3.950%	11/15/28	8,025	8,918
Duke Energy Carolinas LLC	6.000%	12/1/28	320	398
Duke Energy Carolinas LLC	2.450%	8/15/29	6,500	6,444
Duke Energy Corp.	2.650%	9/1/26	5,604	5,603
Duke Energy Corp.	3.150%	8/15/27	6,200	6,363
Duke Energy Corp.	3.400%	6/15/29	8,455	8,828
Duke Energy Florida LLC	3.200%	1/15/27	5,500	5,722
Duke Energy Florida LLC	3.800%	7/15/28	2,830	3,079
Duke Energy Florida LLC	2.500%	12/1/29	633	631
Duke Energy Ohio Inc.	3.650%	2/1/29	4,950	5,371
Duke Energy Progress LLC	3.250%	8/15/25	5,473	5,744
Duke Energy Progress LLC	3.700%	9/1/28	5,300	5,782
Duke Energy Progress LLC	3.450%	3/15/29	10,050	10,762
Edison International	5.750%	6/15/27	1,000	1,120
Edison International	4.125%	3/15/28	4,350	4,458
Emera US Finance LP	3.550%	6/15/26	7,090	7,351
Enel Americas SA	4.000%	10/25/26	3,000	3,101
Enel Chile SA	4.875%	6/12/28	8,300	9,199
Entergy Arkansas Inc.	3.500%	4/1/26	6,922	7,278
Entergy Corp.	2.950%	9/1/26	4,137	4,195
Entergy Louisiana LLC	2.400%	10/1/26	4,705	4,670
Entergy Louisiana LLC	3.120%	9/1/27	7,725	7,984
Entergy Louisiana LLC	3.250%	4/1/28	4,000	4,179
Entergy Mississippi LLC	2.850%	6/1/28	2,185	2,217
Evergy Inc.	2.900%	9/15/29	6,225	6,186
Eversource Energy	3.150%	1/15/25	2,335	2,404
Eversource Energy	3.300%	1/15/28	5,000	5,155
Eversource Energy	4.250%	4/1/29	5,000	5,522
Exelon Corp.	3.950%	6/15/25	6,783	7,293
Exelon Corp.	3.400%	4/15/26	7,461	7,779
FirstEnergy Corp.	3.900%	7/15/27	16,509	17,617
Florida Power & Light Co.	3.125%	12/1/25	4,850	5,081
Fortis Inc.	3.055%	10/4/26	8,251	8,410
Georgia Power Co.	3.250%	4/1/26	4,836	4,999
Georgia Power Co.	3.250%	3/30/27	3,039	3,125
Georgia Power Co.	2.650%	9/15/29	7,210	7,029
Gulf Power Co.	3.300%	5/30/27	3,075	3,211
Indiana Michigan Power Co.	3.850%	5/15/28	7,700	8,335
Interstate Power & Light Co.	4.100%	9/26/28	5,450	5,951
ITC Holdings Corp.	3.250%	6/30/26	2,210	2,277
ITC Holdings Corp.	3.350%	11/15/27	8,150	8,476
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,928
MidAmerican Energy Co.	3.650%	4/15/29	2,800	3,053
Mississippi Power Co.	3.950%	3/30/28	3,000	3,243
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	3,150	3,241
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	4,865	5,124
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,010	5,184
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,004	9,559
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,500	2,721

68

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	5,785	6,310
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,787
	Nevada Power Co.	3.700%	5/1/29	6,890	7,436
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	5,124	5,329
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,046	13,823
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,425	4,679
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	4,100	4,095
[3]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	5,317
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,000	3,334
	NSTAR Electric Co.	3.200%	5/15/27	3,491	3,645
	NSTAR Electric Co.	3.250%	5/15/29	2,200	2,295
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,475	3,752
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,184
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	5,660	6,173
	PacifiCorp	3.500%	6/15/29	6,375	6,866
	PPL Capital Funding Inc.	3.100%	5/15/26	6,911	7,034
	Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,392
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,957
	Public Service Electric & Gas Co.	2.250%	9/15/26	4,700	4,637
	Public Service Electric & Gas Co.	3.000%	5/15/27	2,850	2,943
	Public Service Electric & Gas Co.	3.700%	5/1/28	5,060	5,488
	Public Service Electric & Gas Co.	3.200%	5/15/29	2,500	2,638
	Puget Energy Inc.	3.650%	5/15/25	6,665	6,910
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,800	1,782
	Sierra Pacific Power Co.	2.600%	5/1/26	6,480	6,514
	Southern California Edison Co.	3.700%	8/1/25	2,050	2,167
	Southern California Edison Co.	3.650%	3/1/28	5,250	5,625
	Southern California Edison Co.	4.200%	3/1/29	4,000	4,416
	Southern California Edison Co.	6.650%	4/1/29	4,925	5,913
	Southern California Edison Co.	2.850%	8/1/29	8,165	8,144
	Southern Co.	3.250%	7/1/26	6,670	6,911
	Southern Power Co.	4.150%	12/1/25	5,055	5,478
	Southwestern Electric Power Co.	2.750%	10/1/26	6,850	6,809
	Southwestern Electric Power Co.	4.100%	9/15/28	7,345	7,997
	Union Electric Co.	2.950%	6/15/27	3,500	3,583
	Union Electric Co.	3.500%	3/15/29	3,950	4,229
	Virginia Electric & Power Co.	3.100%	5/15/25	3,550	3,681
	Virginia Electric & Power Co.	3.150%	1/15/26	7,605	7,937
	Virginia Electric & Power Co.	2.950%	11/15/26	6,492	6,663
	Virginia Electric & Power Co.	3.500%	3/15/27	5,562	5,903
	Virginia Electric & Power Co.	3.800%	4/1/28	5,350	5,781
	Virginia Electric & Power Co.	2.875%	7/15/29	5,875	5,986
	WEC Energy Group Inc.	3.550%	6/15/25	4,182	4,420
	Westar Energy Inc.	2.550%	7/1/26	3,835	3,844
	Westar Energy Inc.	3.100%	4/1/27	4,187	4,323
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,950	3,047
	Wisconsin Power & Light Co.	3.000%	7/1/29	200	205
	Xcel Energy Inc.	3.300%	6/1/25	2,800	2,918
	Xcel Energy Inc.	3.350%	12/1/26	4,775	4,979
	Xcel Energy Inc.	4.000%	6/15/28	5,250	5,730
	Natural Gas (0.1%)
	Atmos Energy Corp.	3.000%	6/15/27	4,725	4,878
	Atmos Energy Corp.	2.625%	9/15/29	3,000	3,012
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,635	2,826
	NiSource Finance Corp.	3.490%	5/15/27	6,900	7,240
	NiSource Inc.	2.950%	9/1/29	2,300	2,288
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	2,100	2,236
	Sempra Energy	3.750%	11/15/25	7,011	7,390
	Sempra Energy	3.250%	6/15/27	6,241	6,391
	Sempra Energy	3.400%	2/1/28	9,580	9,889
	Southern California Gas Co.	2.600%	6/15/26	11,000	10,988
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,958	2,011
	Southwest Gas Corp.	3.700%	4/1/28	2,570	2,721

69

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Other Utility (0.1%)
	American Water Capital Corp.	3.400%	3/1/25	6,618	6,928
	American Water Capital Corp.	2.950%	9/1/27	5,650	5,757
	American Water Capital Corp.	3.750%	9/1/28	4,000	4,307
	Aqua America Inc.	3.566%	5/1/29	1,300	1,370
					751,678
Total Corporate Bonds (Cost $13,568,755)					14,247,833
Sovereign Bonds (4.4%)
	Asian Development Bank	2.000%	1/22/25	10,730	10,847
	Asian Development Bank	2.125%	3/19/25	3,325	3,378
	Asian Development Bank	2.000%	4/24/26	18,425	18,527
	Asian Development Bank	1.750%	8/14/26	8,800	8,693
	Asian Development Bank	2.625%	1/12/27	12,750	13,324
	Asian Development Bank	2.375%	8/10/27	2,800	2,882
	Asian Development Bank	2.500%	11/2/27	22,145	23,032
	Asian Development Bank	2.750%	1/19/28	8,042	8,521
	Asian Development Bank	5.820%	6/16/28	4,080	5,183
	Asian Development Bank	3.125%	9/26/28	8,500	9,277
	Asian Development Bank	1.750%	9/19/29	12,650	12,362
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	7,900	7,890
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	11,775	12,310
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	12,225	13,537
	Ecopetrol SA	4.125%	1/16/25	10,698	11,246
	Ecopetrol SA	5.375%	6/26/26	10,191	11,427
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	7.250%	9/23/27	6,925	9,177
	Equinor ASA	3.625%	9/10/28	4,600	5,072
	European Investment Bank	1.875%	2/10/25	29,240	29,411
	European Investment Bank	2.125%	4/13/26	9,575	9,715
	European Investment Bank	2.375%	5/24/27	17,615	18,182
	European Investment Bank	1.625%	10/9/29	3,800	3,678
	Export-Import Bank of Korea	2.875%	1/21/25	16,000	16,453
	Export-Import Bank of Korea	3.250%	11/10/25	8,375	8,796
	Export-Import Bank of Korea	2.625%	5/26/26	13,000	13,098
	Export-Import Bank of Korea	3.250%	8/12/26	5,550	5,799
	Hydro-Quebec	8.500%	12/1/29	900	1,366
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	5,062
	Inter-American Development Bank	2.125%	1/15/25	24,250	24,623
	Inter-American Development Bank	7.000%	6/15/25	4,365	5,442
	Inter-American Development Bank	2.000%	6/2/26	6,815	6,853
	Inter-American Development Bank	2.000%	7/23/26	8,975	9,027
	Inter-American Development Bank	2.375%	7/7/27	27,153	28,021
	Inter-American Development Bank	3.125%	9/18/28	18,875	20,597
	Inter-American Development Bank	2.250%	6/18/29	20,500	20,905
	International Bank for Reconstruction & Development	2.125%	3/3/25	3,020	3,069
	International Bank for Reconstruction & Development	2.500%	7/29/25	26,835	27,835
	International Bank for Reconstruction & Development	3.125%	11/20/25	7,500	8,046
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,372
	International Bank for Reconstruction & Development	1.875%	10/27/26	15,550	15,530
	International Bank for Reconstruction & Development	2.500%	11/22/27	19,795	20,622
	International Bank for Reconstruction & Development	1.750%	10/23/29	26,500	25,868
	International Finance Corp.	2.125%	4/7/26	8,505	8,635
[5]	Japan Bank for International Cooperation	2.125%	2/10/25	19,575	19,613
[5]	Japan Bank for International Cooperation	2.500%	5/28/25	5,350	5,460
[5]	Japan Bank for International Cooperation	2.750%	1/21/26	13,000	13,421
[5]	Japan Bank for International Cooperation	2.375%	4/20/26	6,250	6,312
[5]	Japan Bank for International Cooperation	1.875%	7/21/26	750	735
[5]	Japan Bank for International Cooperation	2.250%	11/4/26	14,325	14,365
[5]	Japan Bank for International Cooperation	2.875%	6/1/27	16,360	17,104
[5]	Japan Bank for International Cooperation	2.875%	7/21/27	8,900	9,293
[5]	Japan Bank for International Cooperation	2.750%	11/16/27	7,740	8,045
[5]	Japan Bank for International Cooperation	3.250%	7/20/28	10,650	11,466

70

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	11,325	12,434
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	5,300	5,166
[5]	Japan International Cooperation Agency	2.750%	4/27/27	7,460	7,697
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,700	5,105
[6]	KFW	2.000%	5/2/25	17,675	17,859
[6]	KFW	2.875%	4/3/28	14,565	15,599
[6]	KFW	1.750%	9/14/29	20,250	19,821
	Korea Development Bank	3.000%	1/13/26	10,000	10,267
	Korea Development Bank	2.000%	9/12/26	8,750	8,474
[6]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	12,255	12,370
[6]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	13,163
[6]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	14,788
[6]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	11,640	12,150
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	11,490	12,682
	Petroleos Mexicanos	4.250%	1/15/25	6,540	6,607
	Petroleos Mexicanos	4.500%	1/23/26	10,050	9,978
	Petroleos Mexicanos	6.875%	8/4/26	21,750	23,869
[4]	Petroleos Mexicanos	6.490%	1/23/27	23,046	24,460
	Petroleos Mexicanos	6.500%	3/13/27	44,040	46,602
	Petroleos Mexicanos	5.350%	2/12/28	25,727	25,550
	Petroleos Mexicanos	6.500%	1/23/29	16,500	17,302
	Province of Alberta	3.300%	3/15/28	14,705	15,872
	Province of British Columbia	6.500%	1/15/26	1,935	2,379
	Province of British Columbia	2.250%	6/2/26	6,415	6,477
	Province of Manitoba	2.125%	6/22/26	4,100	4,089
	Province of New Brunswick	3.625%	2/24/28	4,700	5,135
	Province of Ontario	2.500%	4/27/26	9,075	9,289
	Province of Ontario	2.300%	6/15/26	24,200	24,496
	Province of Ontario	2.000%	10/2/29	13,520	13,285
	Province of Quebec	2.875%	10/16/24	11,445	11,921
	Province of Quebec	2.500%	4/20/26	11,000	11,259
	Province of Quebec	2.750%	4/12/27	16,500	17,153
	Province of Quebec	7.500%	9/15/29	6,535	9,411
	Republic of Chile	3.125%	3/27/25	3,050	3,178
	Republic of Chile	3.125%	1/21/26	10,938	11,445
[3]	Republic of Chile	3.240%	2/6/28	14,625	15,328
[3]	Republic of Colombia	4.500%	1/28/26	16,161	17,576
[3]	Republic of Colombia	3.875%	4/25/27	23,243	24,549
[3]	Republic of Colombia	4.500%	3/15/29	18,950	20,963
	Republic of Indonesia	3.500%	1/11/28	14,250	14,848
	Republic of Indonesia	4.100%	4/24/28	10,550	11,461
	Republic of Indonesia	4.750%	2/11/29	6,353	7,274
	Republic of Indonesia	3.400%	9/18/29	2,250	2,337
	Republic of Italy	2.875%	10/17/29	16,850	15,917
	Republic of Korea	5.625%	11/3/25	1,875	2,219
	Republic of Korea	2.750%	1/19/27	18,550	18,945
	Republic of Korea	2.500%	6/19/29	1,890	1,898
[3]	Republic of Panama	3.750%	3/16/25	12,895	13,685
	Republic of Panama	7.125%	1/29/26	10,854	13,595
	Republic of Panama	8.875%	9/30/27	8,920	12,722
[3]	Republic of Panama	3.875%	3/17/28	5,700	6,199
	Republic of Panama	9.375%	4/1/29	5,835	8,891
	Republic of Peru	7.350%	7/21/25	14,315	18,087
	Republic of Peru	4.125%	8/25/27	8,860	9,909
	Republic of Poland	3.250%	4/6/26	11,539	12,216
	Republic of the Philippines	10.625%	3/16/25	10,245	14,458
	Republic of the Philippines	5.500%	3/30/26	20,075	23,814
	Republic of the Philippines	3.000%	2/1/28	15,510	16,109
	Republic of the Philippines	3.750%	1/14/29	9,350	10,314
	State of Israel	2.875%	3/16/26	9,200	9,591
	State of Israel	3.250%	1/17/28	9,500	10,183
	United Mexican States	3.600%	1/30/25	22,680	23,697
	United Mexican States	4.125%	1/21/26	21,360	22,737
	United Mexican States	4.150%	3/28/27	24,475	26,156

71

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Mexican States	3.750%	1/11/28	21,630	22,420
United Mexican States	4.500%	4/22/29	25,800	28,272
Total Sovereign Bonds (Cost $1,499,724)				1,554,212
Taxable Municipal Bonds (0.2%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,800	1,842
California GO	6.650%	3/1/22	3,500	3,774
California GO	3.375%	4/1/25	4,575	4,858
California GO	3.500%	4/1/28	3,600	3,876
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	194
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,165	1,413
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	4.053%	7/1/26	1,095	1,189
[7] New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	17,750	22,254
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,213
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,725
Oregon GO	5.892%	6/1/27	13,900	16,474
[8] Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,769
[7] Oregon School Boards Association GO	5.550%	6/30/28	875	1,035
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,622
Regents of the University of California Revenue	3.063%	7/1/25	9,500	9,948
Utah GO	3.539%	7/1/25	65	68
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,426
[8] Wisconsin GO	5.700%	5/1/26	2,990	3,357
Total Taxable Municipal Bonds (Cost $79,065)				81,037

			Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[9] Vanguard Market Liquidity Fund (Cost $192,687)	1.816%		1,926,694	192,689
Total Investments (99.7%) (Cost $33,978,651)				35,173,168
Other Assets and Liabilities—Net (0.3%)				101,932
Net Assets (100%)				35,275,100

1	U.S. government-guaranteed.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $500,882,000, representing 1.4% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

72

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (42.4%)
U.S. Government Securities (41.0%)
	United States Treasury Note/Bond	1.750%	11/15/29	4,300	4,235
	United States Treasury Note/Bond	6.250%	5/15/30	36,845	51,790
	United States Treasury Note/Bond	5.375%	2/15/31	27,060	36,303
	United States Treasury Note/Bond	4.500%	2/15/36	39,455	52,334
	United States Treasury Note/Bond	5.000%	5/15/37	4	6
	United States Treasury Note/Bond	4.375%	2/15/38	21,148	28,126
	United States Treasury Note/Bond	4.500%	5/15/38	18,060	24,404
	United States Treasury Note/Bond	3.500%	2/15/39	37,527	44,980
	United States Treasury Note/Bond	4.250%	5/15/39	36,392	47,889
	United States Treasury Note/Bond	4.500%	8/15/39	39,671	53,841
	United States Treasury Note/Bond	4.375%	11/15/39	41,100	54,997
	United States Treasury Note/Bond	4.625%	2/15/40	64,061	88,575
	United States Treasury Note/Bond	4.375%	5/15/40	54,098	72,635
	United States Treasury Note/Bond	3.875%	8/15/40	41,265	52,013
	United States Treasury Note/Bond	4.250%	11/15/40	50,200	66,460
	United States Treasury Note/Bond	4.750%	2/15/41	51,180	72,212
	United States Treasury Note/Bond	4.375%	5/15/41	42,045	56,688
	United States Treasury Note/Bond	3.750%	8/15/41	44,470	55,212
	United States Treasury Note/Bond	3.125%	11/15/41	44,477	50,461
	United States Treasury Note/Bond	3.125%	2/15/42	55,952	63,479
	United States Treasury Note/Bond	3.000%	5/15/42	47,225	52,552
	United States Treasury Note/Bond	2.750%	8/15/42	63,163	67,456
	United States Treasury Note/Bond	2.750%	11/15/42	86,703	92,555
	United States Treasury Note/Bond	3.125%	2/15/43	89,415	101,431
	United States Treasury Note/Bond	2.875%	5/15/43	124,375	135,569
	United States Treasury Note/Bond	3.625%	8/15/43	104,785	128,542
	United States Treasury Note/Bond	3.750%	11/15/43	105,915	132,509
	United States Treasury Note/Bond	3.625%	2/15/44	126,564	155,634
	United States Treasury Note/Bond	3.375%	5/15/44	118,037	139,745
	United States Treasury Note/Bond	3.125%	8/15/44	178,003	202,589
	United States Treasury Note/Bond	3.000%	11/15/44	109,496	122,122
	United States Treasury Note/Bond	2.500%	2/15/45	116,042	118,489
	United States Treasury Note/Bond	3.000%	5/15/45	137,460	153,569
	United States Treasury Note/Bond	2.875%	8/15/45	128,362	140,356
	United States Treasury Note/Bond	3.000%	11/15/45	97,150	108,687
	United States Treasury Note/Bond	2.500%	2/15/46	73,547	75,110
	United States Treasury Note/Bond	2.500%	5/15/46	106,406	108,650
	United States Treasury Note/Bond	2.250%	8/15/46	113,624	110,445
	United States Treasury Note/Bond	2.875%	11/15/46	136,964	150,254
	United States Treasury Note/Bond	3.000%	2/15/47	123,644	138,945
	United States Treasury Note/Bond	3.000%	5/15/47	104,486	117,384
	United States Treasury Note/Bond	2.750%	8/15/47	132,996	142,638
	United States Treasury Note/Bond	2.750%	11/15/47	123,746	132,697
	United States Treasury Note/Bond	3.000%	2/15/48	125,720	141,317
	United States Treasury Note/Bond	3.125%	5/15/48	113,086	130,191
	United States Treasury Note/Bond	3.000%	8/15/48	165,935	186,910
	United States Treasury Note/Bond	3.375%	11/15/48	151,671	182,977
	United States Treasury Note/Bond	3.000%	2/15/49	176,486	199,097
	United States Treasury Note/Bond	2.875%	5/15/49	149,270	164,594
	United States Treasury Note/Bond	2.250%	8/15/49	158,873	154,181
	United States Treasury Note/Bond	2.375%	11/15/49	127,325	126,947
					5,090,782
Agency Bonds and Notes (1.4%)
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,393
	Federal Home Loan Banks	5.500%	7/15/36	4,055	5,695
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	9,514	13,757
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	21,052	30,236
[1]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	23
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	9,275	13,390
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	13,160	19,323
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	9,200	13,095

73

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	8,385	12,058
[1]	Federal National Mortgage Assn.	6.210%	8/6/38	770	1,163
	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,723
	Tennessee Valley Authority	4.650%	6/15/35	4,510	5,571
	Tennessee Valley Authority	5.880%	4/1/36	4,535	6,378
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,415
	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,611
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,628
	Tennessee Valley Authority	5.250%	9/15/39	18,865	25,831
	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,625
	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,958
	Tennessee Valley Authority	4.625%	9/15/60	1,400	1,917
	Tennessee Valley Authority	4.250%	9/15/65	3,500	4,533
					173,323
Total U.S. Government and Agency Obligations (Cost $4,783,996)					5,264,105
Corporate Bonds (49.2%)
Finance (8.4%)
	Banking (4.3%)
	Ally Financial Inc.	8.000%	11/1/31	6,000	8,287
	Ally Financial Inc.	8.000%	11/1/31	500	689
	American Express Co.	4.050%	12/3/42	2,091	2,451
	Bank of America Corp.	6.110%	1/29/37	6,100	8,219
[2]	Bank of America Corp.	4.244%	4/24/38	8,530	9,786
	Bank of America Corp.	7.750%	5/14/38	5,473	8,605
[2]	Bank of America Corp.	4.078%	4/23/40	6,975	7,911
	Bank of America Corp.	5.875%	2/7/42	3,465	4,915
	Bank of America Corp.	5.000%	1/21/44	4,816	6,289
	Bank of America Corp.	4.875%	4/1/44	1,218	1,556
	Bank of America Corp.	4.750%	4/21/45	1,590	1,933
[2]	Bank of America Corp.	4.443%	1/20/48	5,635	6,858
[2]	Bank of America Corp.	3.946%	1/23/49	3,955	4,482
[2]	Bank of America Corp.	4.330%	3/15/50	8,225	9,864
	Bank of America NA	6.000%	10/15/36	5,549	7,641
	Barclays plc	5.250%	8/17/45	4,375	5,271
	Barclays plc	4.950%	1/10/47	3,205	3,750
	Citigroup Inc.	6.625%	6/15/32	4,513	6,046
	Citigroup Inc.	5.875%	2/22/33	1,675	2,052
	Citigroup Inc.	6.000%	10/31/33	1,966	2,528
	Citigroup Inc.	6.125%	8/25/36	2,108	2,727
[2]	Citigroup Inc.	3.878%	1/24/39	3,925	4,294
	Citigroup Inc.	8.125%	7/15/39	5,254	8,770
	Citigroup Inc.	5.875%	1/30/42	3,350	4,724
	Citigroup Inc.	6.675%	9/13/43	2,869	4,188
	Citigroup Inc.	5.300%	5/6/44	2,825	3,581
	Citigroup Inc.	4.650%	7/30/45	2,549	3,131
	Citigroup Inc.	4.750%	5/18/46	5,325	6,375
[2]	Citigroup Inc.	4.281%	4/24/48	3,250	3,819
	Citigroup Inc.	4.650%	7/23/48	5,925	7,387
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,950	4,015
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,505	3,296
	Cooperatieve Rabobank UA	5.250%	8/4/45	6,666	8,371
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	4,745	5,961
	Credit Suisse USA Inc.	7.125%	7/15/32	3,100	4,545
	Fifth Third Bancorp	8.250%	3/1/38	3,008	4,624
	First Republic Bank	4.375%	8/1/46	1,350	1,462
	First Republic Bank	4.625%	2/13/47	1,275	1,472
	Goldman Sachs Capital I	6.345%	2/15/34	3,975	5,162
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,192	2,900
	Goldman Sachs Group Inc.	6.750%	10/1/37	17,772	24,634
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	9,270	10,025
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	5,225	5,929
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,318	11,610

74

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	4.800%	7/8/44	5,250	6,354
	Goldman Sachs Group Inc.	5.150%	5/22/45	6,525	7,987
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,996	2,432
	HSBC Bank USA NA	7.000%	1/15/39	2,425	3,535
	HSBC Holdings plc	7.625%	5/17/32	2,049	2,832
	HSBC Holdings plc	6.500%	5/2/36	6,353	8,637
	HSBC Holdings plc	6.500%	9/15/37	8,045	10,972
	HSBC Holdings plc	6.800%	6/1/38	4,665	6,634
	HSBC Holdings plc	6.100%	1/14/42	2,120	3,007
	HSBC Holdings plc	5.250%	3/14/44	3,602	4,559
	JPMorgan Chase & Co.	8.750%	9/1/30	575	839
	JPMorgan Chase & Co.	6.400%	5/15/38	8,149	11,750
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	7,270	8,039
	JPMorgan Chase & Co.	5.500%	10/15/40	5,650	7,553
	JPMorgan Chase & Co.	5.600%	7/15/41	4,800	6,571
	JPMorgan Chase & Co.	5.400%	1/6/42	4,918	6,652
	JPMorgan Chase & Co.	5.625%	8/16/43	4,700	6,303
	JPMorgan Chase & Co.	4.850%	2/1/44	3,300	4,220
	JPMorgan Chase & Co.	4.950%	6/1/45	5,714	7,197
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	5,020	5,883
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	5,455	6,178
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	9,137	10,245
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	5,450	6,096
	Lloyds Banking Group plc	5.300%	12/1/45	1,755	2,132
	Lloyds Banking Group plc	4.344%	1/9/48	5,890	6,363
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,500	2,876
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,295	2,590
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,150	4,546
	Morgan Stanley	7.250%	4/1/32	2,711	3,891
[2]	Morgan Stanley	3.971%	7/22/38	7,200	7,985
[2]	Morgan Stanley	4.457%	4/22/39	2,122	2,497
	Morgan Stanley	6.375%	7/24/42	5,910	8,701
	Morgan Stanley	4.300%	1/27/45	9,075	10,657
	Morgan Stanley	4.375%	1/22/47	4,520	5,400
	Regions Bank	6.450%	6/26/37	1,650	2,119
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,413
[2]	Royal Bank of Scotland Group plc	3.754%	11/1/29	800	816
	Wachovia Corp.	7.500%	4/15/35	1,490	2,086
	Wachovia Corp.	5.500%	8/1/35	2,369	2,999
	Wells Fargo & Co.	5.375%	2/7/35	1,255	1,618
	Wells Fargo & Co.	5.375%	11/2/43	5,560	7,004
	Wells Fargo & Co.	5.606%	1/15/44	7,295	9,647
	Wells Fargo & Co.	4.650%	11/4/44	6,428	7,529
	Wells Fargo & Co.	3.900%	5/1/45	4,995	5,671
	Wells Fargo & Co.	4.900%	11/17/45	5,791	7,068
	Wells Fargo & Co.	4.400%	6/14/46	6,671	7,653
	Wells Fargo & Co.	4.750%	12/7/46	6,300	7,504
	Wells Fargo Bank NA	5.950%	8/26/36	1,055	1,398
	Wells Fargo Bank NA	5.850%	2/1/37	2,236	2,966
	Wells Fargo Bank NA	6.600%	1/15/38	3,439	4,946
[2]	Wells Fargo Capital X	5.950%	12/1/86	3,225	3,959
	Westpac Banking Corp.	4.421%	7/24/39	1,650	1,809
	Brokerage (0.2%)
	Brookfield Finance Inc.	4.700%	9/20/47	2,725	3,120
	CME Group Inc.	5.300%	9/15/43	2,515	3,365
	CME Group Inc.	4.150%	6/15/48	1,900	2,269
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,927
	Invesco Finance plc	5.375%	11/30/43	1,320	1,591
	Jefferies Group LLC	6.250%	1/15/36	1,475	1,752
	Jefferies Group LLC	6.500%	1/20/43	1,405	1,671
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	3,360	3,540
	Legg Mason Inc.	5.625%	1/15/44	1,800	2,043

75

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raymond James Financial Inc.	4.950%	7/15/46	2,325	2,756
	Finance Companies (0.3%)
	GATX Corp.	5.200%	3/15/44	865	1,007
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	34,106	36,230
	Insurance (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	1,175	1,762
	Aetna Inc.	6.625%	6/15/36	2,364	3,160
	Aetna Inc.	6.750%	12/15/37	1,760	2,363
	Aetna Inc.	4.500%	5/15/42	1,725	1,841
	Aetna Inc.	4.125%	11/15/42	1,800	1,842
	Aetna Inc.	4.750%	3/15/44	1,115	1,205
	Aetna Inc.	3.875%	8/15/47	1,675	1,693
	Aflac Inc.	4.000%	10/15/46	1,325	1,440
	Aflac Inc.	4.750%	1/15/49	1,595	1,899
	Alleghany Corp.	4.900%	9/15/44	975	1,137
	Allstate Corp.	5.550%	5/9/35	1,540	1,943
	Allstate Corp.	5.950%	4/1/36	1,400	1,892
	Allstate Corp.	4.500%	6/15/43	1,750	2,090
	Allstate Corp.	4.200%	12/15/46	2,546	2,931
	Allstate Corp.	3.850%	8/10/49	1,250	1,389
[2]	Allstate Corp.	6.500%	5/15/67	1,730	2,137
	American Financial Group Inc.	4.500%	6/15/47	1,970	2,126
	American International Group Inc.	3.875%	1/15/35	3,011	3,196
	American International Group Inc.	4.700%	7/10/35	2,100	2,424
	American International Group Inc.	6.250%	5/1/36	3,341	4,461
	American International Group Inc.	4.500%	7/16/44	5,564	6,377
	American International Group Inc.	4.800%	7/10/45	1,488	1,781
	American International Group Inc.	4.750%	4/1/48	1,135	1,358
	American International Group Inc.	4.375%	1/15/55	4,000	4,370
[2]	American International Group Inc.	8.175%	5/15/68	1,475	2,004
	Anthem Inc.	5.850%	1/15/36	1,300	1,585
	Anthem Inc.	6.375%	6/15/37	1,350	1,748
	Anthem Inc.	4.625%	5/15/42	2,852	3,199
	Anthem Inc.	4.650%	1/15/43	2,596	2,923
	Anthem Inc.	5.100%	1/15/44	2,920	3,452
	Anthem Inc.	4.650%	8/15/44	2,800	3,110
	Anthem Inc.	4.375%	12/1/47	5,410	5,931
	Anthem Inc.	4.550%	3/1/48	1,864	2,089
	Anthem Inc.	3.700%	9/15/49	2,050	2,027
	Anthem Inc.	4.850%	8/15/54	500	541
	Aon Corp.	6.250%	9/30/40	1,230	1,680
	Aon plc	4.600%	6/14/44	1,650	1,873
	Aon plc	4.750%	5/15/45	1,729	2,021
	Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,810
	Arch Capital Group Ltd.	7.350%	5/1/34	975	1,377
	Arch Capital Group US Inc.	5.144%	11/1/43	1,205	1,464
	Assurant Inc.	6.750%	2/15/34	214	255
	AXA Equitable Holdings Inc.	5.000%	4/20/48	5,225	5,583
	AXA SA	8.600%	12/15/30	4,320	6,313
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	2,483	3,408
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,955	4,671
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,705	1,951
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	8,500	9,950
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	6,235	7,365
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,110	2,565
	Brighthouse Financial Inc.	4.700%	6/22/47	3,225	2,985
	Chubb Corp.	6.000%	5/11/37	2,623	3,598
	Chubb Corp.	6.500%	5/15/38	1,745	2,552
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,910	2,739
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,452	1,685
	Chubb INA Holdings Inc.	4.350%	11/3/45	3,486	4,186
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,790
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,050	1,163

76

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hartford Financial Services Group Inc.	5.950%	10/15/36	2,070	2,694
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,462	1,997
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,275	1,418
	Hartford Financial Services Group Inc.	3.600%	8/19/49	2,175	2,233
	Humana Inc.	4.625%	12/1/42	1,856	2,021
	Humana Inc.	4.950%	10/1/44	3,082	3,642
	Humana Inc.	4.800%	3/15/47	1,200	1,392
	Humana Inc.	3.950%	8/15/49	150	157
	Lincoln National Corp.	3.050%	1/15/30	1,575	1,565
	Lincoln National Corp.	6.300%	10/9/37	730	949
	Lincoln National Corp.	7.000%	6/15/40	2,105	2,987
	Lincoln National Corp.	4.350%	3/1/48	1,475	1,622
	Loews Corp.	6.000%	2/1/35	1,125	1,449
	Loews Corp.	4.125%	5/15/43	1,590	1,746
	Manulife Financial Corp.	5.375%	3/4/46	2,446	3,212
	Markel Corp.	5.000%	4/5/46	1,590	1,802
	Markel Corp.	4.300%	11/1/47	515	537
	Markel Corp.	5.000%	5/20/49	315	364
	Markel Corp.	4.150%	9/17/50	1,250	1,286
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	826
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,670	3,237
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,850	2,093
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	660	744
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,500	4,427
	MetLife Inc.	6.500%	12/15/32	2,175	3,008
	MetLife Inc.	6.375%	6/15/34	2,847	4,061
	MetLife Inc.	5.700%	6/15/35	3,200	4,293
	MetLife Inc.	5.875%	2/6/41	2,298	3,111
	MetLife Inc.	4.125%	8/13/42	4,157	4,708
	MetLife Inc.	4.875%	11/13/43	3,686	4,561
	MetLife Inc.	4.721%	12/15/44	1,650	2,000
	MetLife Inc.	4.050%	3/1/45	2,766	3,176
	MetLife Inc.	4.600%	5/13/46	1,160	1,418
[2]	MetLife Inc.	6.400%	12/15/66	3,345	4,077
[2]	MetLife Inc.	10.750%	8/1/69	840	1,365
[2]	Nationwide Financial Services Inc.	6.750%	5/15/87	875	1,015
	Principal Financial Group Inc.	4.625%	9/15/42	1,175	1,339
	Principal Financial Group Inc.	4.350%	5/15/43	2,245	2,534
	Principal Financial Group Inc.	4.300%	11/15/46	1,230	1,388
	Progressive Corp.	4.350%	4/25/44	2,455	2,875
	Progressive Corp.	4.125%	4/15/47	3,300	3,848
	Progressive Corp.	4.200%	3/15/48	1,335	1,531
	Prudential Financial Inc.	5.750%	7/15/33	350	446
	Prudential Financial Inc.	5.700%	12/14/36	3,215	4,367
	Prudential Financial Inc.	6.625%	12/1/37	818	1,130
	Prudential Financial Inc.	6.625%	6/21/40	1,314	1,848
	Prudential Financial Inc.	6.200%	11/15/40	960	1,282
	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,412
	Prudential Financial Inc.	4.600%	5/15/44	1,453	1,713
	Prudential Financial Inc.	3.905%	12/7/47	2,311	2,467
	Prudential Financial Inc.	3.935%	12/7/49	3,218	3,507
	Prudential Financial Inc.	4.350%	2/25/50	2,825	3,251
	Prudential Financial Inc.	3.700%	3/13/51	4,600	4,818
	Selective Insurance Group Inc.	5.375%	3/1/49	800	942
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,533
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,514
	Travelers Cos. Inc.	6.250%	6/15/37	2,240	3,096
	Travelers Cos. Inc.	5.350%	11/1/40	2,848	3,699
	Travelers Cos. Inc.	4.600%	8/1/43	1,850	2,239
	Travelers Cos. Inc.	4.300%	8/25/45	925	1,082
	Travelers Cos. Inc.	3.750%	5/15/46	1,480	1,593
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	2,243
	Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,390
	Travelers Cos. Inc.	4.100%	3/4/49	1,500	1,737

77

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Travelers Property Casualty Corp.	6.375%	3/15/33	1,670	2,307
UnitedHealth Group Inc.	4.625%	7/15/35	3,636	4,397
UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,412
UnitedHealth Group Inc.	6.500%	6/15/37	1,315	1,866
UnitedHealth Group Inc.	6.625%	11/15/37	2,125	3,027
UnitedHealth Group Inc.	6.875%	2/15/38	2,716	4,027
UnitedHealth Group Inc.	3.500%	8/15/39	4,005	4,186
UnitedHealth Group Inc.	5.950%	2/15/41	1,075	1,460
UnitedHealth Group Inc.	4.625%	11/15/41	1,850	2,194
UnitedHealth Group Inc.	4.375%	3/15/42	1,885	2,167
UnitedHealth Group Inc.	3.950%	10/15/42	2,530	2,755
UnitedHealth Group Inc.	4.250%	3/15/43	2,658	3,021
UnitedHealth Group Inc.	4.750%	7/15/45	5,930	7,241
UnitedHealth Group Inc.	4.200%	1/15/47	2,329	2,669
UnitedHealth Group Inc.	4.250%	4/15/47	2,177	2,506
UnitedHealth Group Inc.	3.750%	10/15/47	2,840	3,027
UnitedHealth Group Inc.	4.250%	6/15/48	4,024	4,668
UnitedHealth Group Inc.	4.450%	12/15/48	3,350	3,983
UnitedHealth Group Inc.	3.700%	8/15/49	2,835	3,018
UnitedHealth Group Inc.	3.875%	8/15/59	4,670	5,012
Unum Group	5.750%	8/15/42	1,925	2,122
Unum Group	4.500%	12/15/49	750	731
Voya Financial Inc.	5.700%	7/15/43	1,400	1,773
Voya Financial Inc.	4.800%	6/15/46	1,300	1,483
Willis North America Inc.	5.050%	9/15/48	1,185	1,385
Willis North America Inc.	3.875%	9/15/49	1,950	1,944
WR Berkley Corp.	4.750%	8/1/44	1,205	1,346
XLIT Ltd.	5.250%	12/15/43	950	1,213
XLIT Ltd.	5.500%	3/31/45	1,500	1,891
Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,275	1,463
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,015	2,097
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	800	970
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,750	1,917
AvalonBay Communities Inc.	3.900%	10/15/46	1,240	1,358
AvalonBay Communities Inc.	4.150%	7/1/47	775	875
AvalonBay Communities Inc.	4.350%	4/15/48	360	423
Boston Properties LP	2.900%	3/15/30	1,320	1,314
Camden Property Trust	3.350%	11/1/49	700	700
CubeSmart LP	3.000%	2/15/30	1,075	1,062
ERP Operating LP	2.500%	2/15/30	1,050	1,039
ERP Operating LP	4.500%	7/1/44	1,825	2,151
ERP Operating LP	4.500%	6/1/45	1,175	1,390
ERP Operating LP	4.000%	8/1/47	1,375	1,517
Essex Portfolio LP	3.000%	1/15/30	1,475	1,491
Essex Portfolio LP	4.500%	3/15/48	1,130	1,288
Federal Realty Investment Trust	4.500%	12/1/44	1,935	2,213
Healthcare Trust of America Holdings LP	3.100%	2/15/30	1,750	1,736
Healthpeak Properties Inc.	3.000%	1/15/30	2,115	2,112
Healthpeak Properties Inc.	6.750%	2/1/41	1,200	1,664
Highwoods Realty LP	3.050%	2/15/30	200	196
Hudson Pacific Properties LP	3.250%	1/15/30	1,135	1,120
Kilroy Realty LP	3.050%	2/15/30	2,050	2,023
Kimco Realty Corp.	4.250%	4/1/45	1,725	1,819
Kimco Realty Corp.	4.125%	12/1/46	1,300	1,351
Kimco Realty Corp.	4.450%	9/1/47	1,425	1,555
Kimco Realty Corp.	3.700%	10/1/49	75	73
Mid-America Apartments LP	2.750%	3/15/30	1,105	1,097
National Retail Properties Inc.	4.800%	10/15/48	1,000	1,203
Omega Healthcare Investors Inc.	3.625%	10/1/29	1	1
Prologis LP	4.375%	9/15/48	1,000	1,194
Realty Income Corp.	4.650%	3/15/47	2,231	2,685
Regency Centers LP	4.400%	2/1/47	1,450	1,631

78

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regency Centers LP	4.650%	3/15/49	975	1,152
Service Properties Trust	4.375%	2/15/30	1,425	1,398
Simon Property Group LP	6.750%	2/1/40	1,385	2,025
Simon Property Group LP	4.750%	3/15/42	1,700	2,032
Simon Property Group LP	4.250%	10/1/44	1,545	1,742
Simon Property Group LP	4.250%	11/30/46	1,850	2,105
Simon Property Group LP	3.250%	9/13/49	4,030	3,892
Spirit Realty LP	3.400%	1/15/30	1,500	1,504
UDR Inc.	3.000%	8/15/31	1,300	1,301
UDR Inc.	3.100%	11/1/34	845	843
Ventas Realty LP	3.000%	1/15/30	1,000	991
Ventas Realty LP	5.700%	9/30/43	1,070	1,339
Ventas Realty LP	4.375%	2/1/45	1,175	1,262
Ventas Realty LP	4.875%	4/15/49	1,000	1,173
Welltower Inc.	3.100%	1/15/30	1,575	1,592
Welltower Inc.	6.500%	3/15/41	2,052	2,742
Welltower Inc.	4.950%	9/1/48	1,275	1,527
				1,049,330
Industrial (34.8%)
Basic Industry (2.0%)
Albemarle Corp.	5.450%	12/1/44	1,125	1,282
ArcelorMittal	7.000%	10/15/39	2,300	2,798
ArcelorMittal	6.750%	3/1/41	1,350	1,609
Barrick Gold Corp.	6.450%	10/15/35	845	1,082
Barrick Gold Corp.	5.250%	4/1/42	1,604	1,908
Barrick North America Finance LLC	5.700%	5/30/41	2,740	3,291
Barrick North America Finance LLC	5.750%	5/1/43	3,216	4,107
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,157	2,722
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,350	2,658
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,271	9,273
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,500	1,553
Dow Chemical Co.	4.250%	10/1/34	2,115	2,324
Dow Chemical Co.	9.400%	5/15/39	2,516	4,124
Dow Chemical Co.	5.250%	11/15/41	2,439	2,826
Dow Chemical Co.	4.375%	11/15/42	3,049	3,252
Dow Chemical Co.	4.625%	10/1/44	1,000	1,100
Dow Chemical Co.	5.550%	11/30/48	2,600	3,237
Dow Chemical Co.	4.800%	5/15/49	2,500	2,884
DuPont de Nemours Inc.	5.319%	11/15/38	6,300	7,485
DuPont de Nemours Inc.	5.419%	11/15/48	6,744	8,304
Eastman Chemical Co.	4.800%	9/1/42	2,165	2,355
Eastman Chemical Co.	4.650%	10/15/44	2,920	3,165
Ecolab Inc.	3.950%	12/1/47	3,889	4,363
FMC Corp.	4.500%	10/1/49	1,100	1,207
Georgia-Pacific LLC	7.750%	11/15/29	1	1
Georgia-Pacific LLC	8.875%	5/15/31	1,394	2,164
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,555	1,593
International Flavors & Fragrances Inc.	5.000%	9/26/48	2,850	3,191
International Paper Co.	5.000%	9/15/35	2,159	2,532
International Paper Co.	7.300%	11/15/39	2,635	3,648
International Paper Co.	6.000%	11/15/41	1,545	1,919
International Paper Co.	4.800%	6/15/44	1,517	1,663
International Paper Co.	5.150%	5/15/46	2,150	2,472
International Paper Co.	4.400%	8/15/47	3,235	3,430
International Paper Co.	4.350%	8/15/48	3,440	3,654
Lubrizol Corp.	6.500%	10/1/34	675	941
LYB International Finance BV	5.250%	7/15/43	1,905	2,237
LYB International Finance BV	4.875%	3/15/44	3,542	3,985
LYB International Finance III LLC	4.200%	10/15/49	370	384
LyondellBasell Industries NV	4.625%	2/26/55	3,175	3,350
Meadwestvaco Corp.	7.950%	2/15/31	916	1,236
Methanex Corp.	5.650%	12/1/44	1,740	1,668
Mosaic Co.	5.450%	11/15/33	1,330	1,509

79

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mosaic Co.	4.875%	11/15/41	1,150	1,195
Mosaic Co.	5.625%	11/15/43	2,050	2,425
Newmont Goldcorp Corp.	5.875%	4/1/35	1,160	1,479
Newmont Goldcorp Corp.	6.250%	10/1/39	3,115	4,117
Newmont Goldcorp Corp.	4.875%	3/15/42	3,362	3,919
Newmont Goldcorp Corp.	5.450%	6/9/44	1,536	1,901
Nucor Corp.	6.400%	12/1/37	2,100	2,838
Nucor Corp.	5.200%	8/1/43	1,475	1,832
Nucor Corp.	4.400%	5/1/48	1,600	1,813
Nutrien Ltd.	4.125%	3/15/35	1,400	1,461
Nutrien Ltd.	5.875%	12/1/36	1,090	1,307
Nutrien Ltd.	5.625%	12/1/40	1,505	1,760
Nutrien Ltd.	6.125%	1/15/41	1,185	1,476
Nutrien Ltd.	4.900%	6/1/43	1,675	1,873
Nutrien Ltd.	5.250%	1/15/45	1,390	1,637
Nutrien Ltd.	5.000%	4/1/49	2,150	2,538
Packaging Corp. of America	4.050%	12/15/49	1,205	1,250
Praxair Inc.	3.550%	11/7/42	1,868	1,948
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,292	1,799
Rio Tinto Alcan Inc.	6.125%	12/15/33	150	203
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,323
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,101	4,046
Rio Tinto Finance USA plc	4.750%	3/22/42	1,550	1,891
Rio Tinto Finance USA plc	4.125%	8/21/42	2,436	2,789
RPM International Inc.	5.250%	6/1/45	1,000	1,105
RPM International Inc.	4.250%	1/15/48	960	931
Sherwin-Williams Co.	4.000%	12/15/42	500	513
Sherwin-Williams Co.	4.550%	8/1/45	1,535	1,690
Sherwin-Williams Co.	4.500%	6/1/47	4,166	4,730
Sherwin-Williams Co.	3.800%	8/15/49	1,000	1,017
Southern Copper Corp.	7.500%	7/27/35	2,175	2,994
Southern Copper Corp.	6.750%	4/16/40	3,443	4,580
Southern Copper Corp.	5.250%	11/8/42	3,118	3,569
Southern Copper Corp.	5.875%	4/23/45	5,505	6,842
Steel Dynamics Inc.	3.450%	4/15/30	1,000	1,011
Suzano Austria GmbH	5.000%	1/15/30	3,150	3,305
Teck Resources Ltd.	6.125%	10/1/35	2,775	3,232
Teck Resources Ltd.	6.000%	8/15/40	1,950	2,172
Teck Resources Ltd.	6.250%	7/15/41	2,920	3,335
Teck Resources Ltd.	5.400%	2/1/43	250	263
Vale Overseas Ltd.	8.250%	1/17/34	1,908	2,674
Vale Overseas Ltd.	6.875%	11/21/36	6,296	8,169
Vale Overseas Ltd.	6.875%	11/10/39	3,100	4,022
Vale SA	5.625%	9/11/42	1,485	1,738
Westlake Chemical Corp.	5.000%	8/15/46	2,408	2,554
Westlake Chemical Corp.	4.375%	11/15/47	1,810	1,820
Westrock MWV LLC	8.200%	1/15/30	590	806
Weyerhaeuser Co.	7.375%	3/15/32	3,273	4,536
Weyerhaeuser Co.	6.875%	12/15/33	300	395
WRKCO Inc.	4.200%	6/1/32	3,250	3,553
Capital Goods (2.5%)
3M Co.	5.700%	3/15/37	1,000	1,333
3M Co.	3.875%	6/15/44	520	551
3M Co.	3.125%	9/19/46	2,250	2,155
3M Co.	3.625%	10/15/47	3,040	3,129
3M Co.	4.000%	9/14/48	2,675	2,935
3M Co.	3.250%	8/26/49	2,250	2,189
ABB Finance USA Inc.	4.375%	5/8/42	2,451	2,941
Boeing Co.	2.950%	2/1/30	2,500	2,554
Boeing Co.	6.125%	2/15/33	1,170	1,527
Boeing Co.	3.600%	5/1/34	3,075	3,279
Boeing Co.	3.250%	2/1/35	2,350	2,394
Boeing Co.	6.625%	2/15/38	925	1,286

80

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.550%	3/1/38	550	571
Boeing Co.	3.500%	3/1/39	1,275	1,309
Boeing Co.	6.875%	3/15/39	1,638	2,393
Boeing Co.	5.875%	2/15/40	1,865	2,468
Boeing Co.	3.375%	6/15/46	1,320	1,278
Boeing Co.	3.650%	3/1/47	1,400	1,419
Boeing Co.	3.625%	3/1/48	1,300	1,328
Boeing Co.	3.850%	11/1/48	1,220	1,280
Boeing Co.	3.900%	5/1/49	950	1,017
Boeing Co.	3.750%	2/1/50	2,150	2,265
Boeing Co.	3.825%	3/1/59	3,925	4,076
Boeing Co.	3.950%	8/1/59	550	587
Caterpillar Inc.	5.300%	9/15/35	1,100	1,362
Caterpillar Inc.	6.050%	8/15/36	1,915	2,606
Caterpillar Inc.	5.200%	5/27/41	2,362	3,048
Caterpillar Inc.	3.803%	8/15/42	4,683	5,236
Caterpillar Inc.	3.250%	9/19/49	3,500	3,492
Caterpillar Inc.	4.750%	5/15/64	1,900	2,376
Crane Co.	4.200%	3/15/48	1,150	1,151
Deere & Co.	3.900%	6/9/42	2,906	3,267
Deere & Co.	2.875%	9/7/49	2,900	2,719
Dover Corp.	5.375%	10/15/35	875	1,044
Dover Corp.	5.375%	3/1/41	900	1,094
Eaton Corp.	4.000%	11/2/32	2,140	2,423
Eaton Corp.	4.150%	11/2/42	2,881	3,197
Eaton Corp.	3.915%	9/15/47	1,175	1,251
Fortive Corp.	4.300%	6/15/46	1,231	1,267
General Dynamics Corp.	3.600%	11/15/42	1,955	2,212
General Electric Co.	6.750%	3/15/32	7,852	10,059
General Electric Co.	6.150%	8/7/37	3,714	4,585
General Electric Co.	5.875%	1/14/38	7,388	8,905
General Electric Co.	6.875%	1/10/39	6,095	8,123
General Electric Co.	4.125%	10/9/42	3,110	3,219
General Electric Co.	4.500%	3/11/44	3,051	3,326
Honeywell International Inc.	5.700%	3/15/36	1,335	1,778
Honeywell International Inc.	5.700%	3/15/37	1,165	1,579
Honeywell International Inc.	5.375%	3/1/41	1,345	1,811
Honeywell International Inc.	3.812%	11/21/47	1,300	1,469
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	3,185
Illinois Tool Works Inc.	3.900%	9/1/42	3,378	3,893
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,565	1,970
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	700	758
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	930
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	700	782
Johnson Controls International plc	6.000%	1/15/36	859	1,054
Johnson Controls International plc	4.625%	7/2/44	2,800	3,053
Johnson Controls International plc	5.125%	9/14/45	303	352
Johnson Controls International plc	4.500%	2/15/47	1,425	1,533
Johnson Controls International plc	4.950%	7/2/64	1,415	1,465
L3Harris Technologies Inc.	4.854%	4/27/35	1,300	1,530
L3Harris Technologies Inc.	6.150%	12/15/40	1,045	1,418
L3Harris Technologies Inc.	5.054%	4/27/45	1,820	2,259
Lockheed Martin Corp.	3.600%	3/1/35	1,175	1,287
Lockheed Martin Corp.	4.500%	5/15/36	1,625	1,924
Lockheed Martin Corp.	6.150%	9/1/36	2,609	3,541
Lockheed Martin Corp.	5.720%	6/1/40	1,914	2,583
Lockheed Martin Corp.	4.070%	12/15/42	3,730	4,268
Lockheed Martin Corp.	3.800%	3/1/45	3,457	3,813
Lockheed Martin Corp.	4.700%	5/15/46	3,855	4,867
Lockheed Martin Corp.	4.090%	9/15/52	5,881	6,874
Martin Marietta Materials Inc.	4.250%	12/15/47	2,150	2,251
Masco Corp.	6.500%	8/15/32	160	196
Masco Corp.	4.500%	5/15/47	1,049	1,068
Northrop Grumman Corp.	5.050%	11/15/40	1,300	1,584

81

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northrop Grumman Corp.	4.750%	6/1/43	2,182	2,606
Northrop Grumman Corp.	3.850%	4/15/45	2,466	2,639
Northrop Grumman Corp.	4.030%	10/15/47	5,325	5,919
Northrop Grumman Systems Corp.	7.750%	2/15/31	965	1,384
Owens Corning	7.000%	12/1/36	505	617
Owens Corning	4.300%	7/15/47	2,375	2,253
Owens Corning	4.400%	1/30/48	1,100	1,063
Parker-Hannifin Corp.	4.200%	11/21/34	1,875	2,073
Parker-Hannifin Corp.	6.250%	5/15/38	1,095	1,452
Parker-Hannifin Corp.	4.450%	11/21/44	1,555	1,728
Parker-Hannifin Corp.	4.100%	3/1/47	2,472	2,676
Parker-Hannifin Corp.	4.000%	6/14/49	1,800	1,947
Precision Castparts Corp.	3.900%	1/15/43	600	649
Precision Castparts Corp.	4.375%	6/15/45	1,774	2,051
Raytheon Co.	4.875%	10/15/40	1,875	2,346
Raytheon Co.	4.700%	12/15/41	1,850	2,300
Republic Services Inc.	6.200%	3/1/40	1,060	1,443
Republic Services Inc.	5.700%	5/15/41	1,280	1,664
Rockwell Automation Inc.	4.200%	3/1/49	1,850	2,151
Rockwell Collins Inc.	4.800%	12/15/43	1,075	1,314
Rockwell Collins Inc.	4.350%	4/15/47	3,230	3,776
Snap-on Inc.	4.100%	3/1/48	1,320	1,475
Sonoco Products Co.	5.750%	11/1/40	1,950	2,389
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,611
Stanley Black & Decker Inc.	4.850%	11/15/48	1,800	2,223
United Technologies Corp.	6.050%	6/1/36	2,150	2,895
United Technologies Corp.	6.125%	7/15/38	2,675	3,700
United Technologies Corp.	4.450%	11/16/38	3,170	3,722
United Technologies Corp.	5.700%	4/15/40	5,829	7,797
United Technologies Corp.	4.500%	6/1/42	10,470	12,538
United Technologies Corp.	4.150%	5/15/45	4,674	5,354
United Technologies Corp.	3.750%	11/1/46	1,700	1,852
United Technologies Corp.	4.050%	5/4/47	2,075	2,355
United Technologies Corp.	4.625%	11/16/48	4,800	5,974
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,507
Valmont Industries Inc.	5.250%	10/1/54	1,050	1,065
Vulcan Materials Co.	4.500%	6/15/47	3,710	4,063
Waste Management Inc.	3.900%	3/1/35	1,840	2,035
Waste Management Inc.	4.000%	7/15/39	1,975	2,206
Waste Management Inc.	4.100%	3/1/45	1,845	2,070
Waste Management Inc.	4.150%	7/15/49	2,500	2,847
WW Grainger Inc.	4.600%	6/15/45	2,445	2,894
WW Grainger Inc.	3.750%	5/15/46	1,035	1,070
WW Grainger Inc.	4.200%	5/15/47	1,220	1,358
Xylem Inc.	4.375%	11/1/46	1,225	1,337
Communication (6.9%)
Activision Blizzard Inc.	4.500%	6/15/47	1,550	1,761
America Movil SAB de CV	6.375%	3/1/35	3,385	4,542
America Movil SAB de CV	6.125%	11/15/37	1,375	1,793
America Movil SAB de CV	6.125%	3/30/40	6,190	8,294
America Movil SAB de CV	4.375%	7/16/42	4,432	4,934
America Movil SAB de CV	4.375%	4/22/49	3,550	4,068
American Tower Corp.	3.700%	10/15/49	2,000	1,982
AT&T Inc.	4.300%	2/15/30	8,981	9,981
AT&T Inc.	4.500%	5/15/35	9,059	10,073
AT&T Inc.	5.250%	3/1/37	10,150	12,121
AT&T Inc.	4.900%	8/15/37	4,500	5,162
AT&T Inc.	4.850%	3/1/39	5,400	6,203
AT&T Inc.	6.350%	3/15/40	1,960	2,552
AT&T Inc.	6.100%	7/15/40	215	273
AT&T Inc.	6.000%	8/15/40	4,873	6,183
AT&T Inc.	5.350%	9/1/40	5,400	6,458
AT&T Inc.	6.375%	3/1/41	3,425	4,515

82

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	5.550%	8/15/41	3,898	4,774
AT&T Inc.	5.375%	10/15/41	2,635	3,099
AT&T Inc.	5.150%	3/15/42	4,565	5,318
AT&T Inc.	4.900%	6/15/42	3,640	4,094
AT&T Inc.	4.300%	12/15/42	5,751	6,147
AT&T Inc.	5.350%	12/15/43	1,820	2,181
AT&T Inc.	4.650%	6/1/44	3,100	3,417
AT&T Inc.	4.800%	6/15/44	7,075	8,038
AT&T Inc.	4.350%	6/15/45	7,667	8,201
AT&T Inc.	4.750%	5/15/46	9,361	10,510
AT&T Inc.	5.150%	11/15/46	8,230	9,797
AT&T Inc.	5.450%	3/1/47	8,095	9,989
AT&T Inc.	4.500%	3/9/48	14,812	16,271
AT&T Inc.	4.550%	3/9/49	7,654	8,486
AT&T Inc.	5.150%	2/15/50	5,850	7,046
AT&T Inc.	5.700%	3/1/57	3,750	4,892
AT&T Inc.	5.300%	8/15/58	2,175	2,679
Bell Canada Inc.	4.300%	7/29/49	4,490	5,022
British Telecommunications plc	9.625%	12/15/30	7,640	11,758
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	6,134	7,712
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	2,400	2,720
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	10,222	12,740
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	7,023	7,872
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	7,450	8,693
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	4,450	4,829
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	7,964	8,337
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,860	2,342
Comcast Corp.	2.650%	2/1/30	4,500	4,504
Comcast Corp.	4.250%	10/15/30	4,661	5,299
Comcast Corp.	4.250%	1/15/33	4,638	5,316
Comcast Corp.	7.050%	3/15/33	1,555	2,223
Comcast Corp.	4.200%	8/15/34	2,503	2,855
Comcast Corp.	5.650%	6/15/35	1,950	2,559
Comcast Corp.	4.400%	8/15/35	1,500	1,755
Comcast Corp.	6.500%	11/15/35	4,145	5,839
Comcast Corp.	3.200%	7/15/36	3,010	3,063
Comcast Corp.	6.450%	3/15/37	3,025	4,222
Comcast Corp.	6.950%	8/15/37	2,450	3,587
Comcast Corp.	3.900%	3/1/38	3,750	4,138
Comcast Corp.	6.400%	5/15/38	1,831	2,543
Comcast Corp.	4.600%	10/15/38	9,400	11,153
Comcast Corp.	3.250%	11/1/39	4,000	4,023
Comcast Corp.	6.400%	3/1/40	1,406	1,970
Comcast Corp.	4.650%	7/15/42	3,780	4,493
Comcast Corp.	4.500%	1/15/43	1,570	1,832
Comcast Corp.	4.750%	3/1/44	3,251	3,945
Comcast Corp.	4.600%	8/15/45	6,000	7,156
Comcast Corp.	3.400%	7/15/46	4,635	4,654
Comcast Corp.	4.000%	8/15/47	3,075	3,365
Comcast Corp.	3.969%	11/1/47	9,060	9,886
Comcast Corp.	4.000%	3/1/48	300	330
Comcast Corp.	4.700%	10/15/48	10,875	13,385
Comcast Corp.	3.999%	11/1/49	7,647	8,449
Comcast Corp.	3.450%	2/1/50	5,500	5,608
Comcast Corp.	4.049%	11/1/52	3,560	4,013
Comcast Corp.	4.950%	10/15/58	7,680	9,986

83

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	4.750%	5/15/47	1,725	1,987
	Crown Castle International Corp.	5.200%	2/15/49	2,125	2,602
	Deutsche Telekom International Finance BV	8.750%	6/15/30	12,440	18,253
	Discovery Communications LLC	5.000%	9/20/37	3,602	4,065
	Discovery Communications LLC	6.350%	6/1/40	2,740	3,456
	Discovery Communications LLC	4.950%	5/15/42	1,308	1,431
	Discovery Communications LLC	4.875%	4/1/43	3,240	3,514
	Discovery Communications LLC	5.200%	9/20/47	3,355	3,885
	Discovery Communications LLC	5.300%	5/15/49	2,289	2,708
[3]	Fox Corp.	5.476%	1/25/39	4,425	5,380
[3]	Fox Corp.	5.576%	1/25/49	4,900	6,167
	Grupo Televisa SAB	8.500%	3/11/32	1,085	1,470
	Grupo Televisa SAB	6.625%	1/15/40	1,328	1,668
	Grupo Televisa SAB	5.000%	5/13/45	3,385	3,569
	Grupo Televisa SAB	6.125%	1/31/46	2,650	3,214
	Grupo Televisa SAB	5.250%	5/24/49	1,400	1,513
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,070	2,534
	Koninklijke KPN NV	8.375%	10/1/30	2,000	2,775
	Moody's Corp.	5.250%	7/15/44	1,800	2,291
	NBCUniversal Media LLC	6.400%	4/30/40	2,220	3,103
	NBCUniversal Media LLC	5.950%	4/1/41	3,000	4,124
	NBCUniversal Media LLC	4.450%	1/15/43	3,450	4,001
	Orange SA	9.000%	3/1/31	8,514	13,171
	Orange SA	5.375%	1/13/42	2,800	3,587
	Orange SA	5.500%	2/6/44	1,941	2,574
	Rogers Communications Inc.	7.500%	8/15/38	1,250	1,821
	Rogers Communications Inc.	4.500%	3/15/43	2,575	2,822
	Rogers Communications Inc.	5.000%	3/15/44	4,124	4,992
	Rogers Communications Inc.	4.350%	5/1/49	5,343	5,936
	Rogers Communications Inc.	3.700%	11/15/49	2,300	2,313
	S&P Global Inc.	4.500%	5/15/48	1,650	2,000
	S&P Global Inc.	3.250%	12/1/49	3,000	3,063
	Telefonica Emisiones SAU	7.045%	6/20/36	6,100	8,581
	Telefonica Emisiones SAU	4.665%	3/6/38	2,831	3,194
	Telefonica Emisiones SAU	5.213%	3/8/47	8,122	9,641
	Telefonica Emisiones SAU	4.895%	3/6/48	4,035	4,620
	Telefonica Emisiones SAU	5.520%	3/1/49	3,750	4,691
	Telefonica Europe BV	8.250%	9/15/30	3,769	5,418
	TELUS Corp.	4.600%	11/16/48	2,175	2,532
	TELUS Corp.	4.300%	6/15/49	1,550	1,710
	Thomson Reuters Corp.	5.500%	8/15/35	1,790	2,001
	Thomson Reuters Corp.	5.850%	4/15/40	1,365	1,630
	Thomson Reuters Corp.	5.650%	11/23/43	600	707
	Time Warner Cable LLC	6.550%	5/1/37	3,875	4,749
	Time Warner Cable LLC	7.300%	7/1/38	4,298	5,623
	Time Warner Cable LLC	6.750%	6/15/39	3,959	4,997
	Time Warner Cable LLC	5.875%	11/15/40	3,738	4,282
	Time Warner Cable LLC	5.500%	9/1/41	4,723	5,270
	Time Warner Cable LLC	4.500%	9/15/42	4,775	4,838
	Time Warner Entertainment Co. LP	8.375%	7/15/33	1,836	2,577
	Verizon Communications Inc.	4.500%	8/10/33	9,923	11,519
	Verizon Communications Inc.	4.400%	11/1/34	9,600	11,104
	Verizon Communications Inc.	4.272%	1/15/36	8,800	9,916
	Verizon Communications Inc.	5.250%	3/16/37	9,425	11,826
	Verizon Communications Inc.	4.812%	3/15/39	4,875	5,895
	Verizon Communications Inc.	4.750%	11/1/41	2,860	3,456
	Verizon Communications Inc.	3.850%	11/1/42	3,110	3,329
	Verizon Communications Inc.	4.125%	8/15/46	4,000	4,508
	Verizon Communications Inc.	4.862%	8/21/46	15,400	19,066
	Verizon Communications Inc.	4.522%	9/15/48	12,267	14,646
	Verizon Communications Inc.	5.012%	4/15/49	7,910	10,115
	Verizon Communications Inc.	4.672%	3/15/55	10,000	12,270
	Viacom Inc.	6.875%	4/30/36	4,655	6,231
	Viacom Inc.	4.375%	3/15/43	4,582	4,850

84

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viacom Inc.	5.850%	9/1/43	3,314	4,152
	ViacomCBS Inc.	7.875%	7/30/30	2,303	3,189
	ViacomCBS Inc.	5.500%	5/15/33	1,000	1,193
	ViacomCBS Inc.	5.900%	10/15/40	875	1,059
	ViacomCBS Inc.	4.850%	7/1/42	1,486	1,641
	ViacomCBS Inc.	4.900%	8/15/44	2,450	2,770
	ViacomCBS Inc.	4.600%	1/15/45	800	882
	Vodafone Group plc	7.875%	2/15/30	2,475	3,428
	Vodafone Group plc	6.250%	11/30/32	1,750	2,215
	Vodafone Group plc	6.150%	2/27/37	1,935	2,487
	Vodafone Group plc	5.000%	5/30/38	6,440	7,503
	Vodafone Group plc	4.375%	2/19/43	5,075	5,455
	Vodafone Group plc	5.250%	5/30/48	8,960	10,825
	Vodafone Group plc	4.875%	6/19/49	5,600	6,444
	Vodafone Group plc	4.250%	9/17/50	4,225	4,389
	Vodafone Group plc	5.125%	6/19/59	1,250	1,467
	Walt Disney Co.	7.000%	3/1/32	2,140	3,100
	Walt Disney Co.	6.550%	3/15/33	1,946	2,741
	Walt Disney Co.	6.200%	12/15/34	4,115	5,739
	Walt Disney Co.	6.400%	12/15/35	3,052	4,363
	Walt Disney Co.	6.150%	3/1/37	7,073	9,842
	Walt Disney Co.	4.375%	8/16/41	1,275	1,520
	Walt Disney Co.	4.125%	12/1/41	1,805	2,081
	Walt Disney Co.	3.700%	12/1/42	2,977	3,242
	Walt Disney Co.	5.400%	10/1/43	3,785	5,128
	Walt Disney Co.	4.750%	9/15/44	3,465	4,365
	Walt Disney Co.	2.750%	9/1/49	6,000	5,638
	Consumer Cyclical (3.0%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,500	1,698
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	3,008
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,825	5,351
	Alibaba Group Holding Ltd.	4.400%	12/6/57	3,950	4,512
	Amazon.com Inc.	4.800%	12/5/34	3,590	4,523
	Amazon.com Inc.	3.875%	8/22/37	7,659	8,701
	Amazon.com Inc.	4.950%	12/5/44	5,600	7,326
	Amazon.com Inc.	4.050%	8/22/47	8,925	10,454
	Amazon.com Inc.	4.250%	8/22/57	7,845	9,534
	Aptiv plc	4.400%	10/1/46	275	263
	Aptiv plc	5.400%	3/15/49	1,175	1,324
	BorgWarner Inc.	4.375%	3/15/45	1,600	1,628
	Cummins Inc.	4.875%	10/1/43	1,575	1,921
	Daimler Finance North America LLC	8.500%	1/18/31	4,188	6,228
	Darden Restaurants Inc.	4.550%	2/15/48	1,000	1,013
	eBay Inc.	4.000%	7/15/42	1,545	1,523
[3]	Expedia Group Inc.	3.250%	2/15/30	3,750	3,605
	Ford Holdings LLC	9.300%	3/1/30	1,030	1,297
	Ford Motor Co.	7.450%	7/16/31	3,582	4,227
	Ford Motor Co.	4.750%	1/15/43	4,405	3,903
	Ford Motor Co.	7.400%	11/1/46	1,825	2,047
	Ford Motor Co.	5.291%	12/8/46	4,366	4,128
	General Motors Co.	5.000%	4/1/35	2,405	2,479
	General Motors Co.	6.600%	4/1/36	3,456	4,068
	General Motors Co.	5.150%	4/1/38	2,178	2,231
	General Motors Co.	6.250%	10/2/43	4,741	5,300
	General Motors Co.	5.200%	4/1/45	4,075	4,088
	General Motors Co.	6.750%	4/1/46	3,041	3,562
	General Motors Co.	5.400%	4/1/48	2,170	2,234
	General Motors Co.	5.950%	4/1/49	2,767	3,062
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	1,450	1,476
	Harley-Davidson Inc.	4.625%	7/28/45	1,005	1,033
	Home Depot Inc.	5.875%	12/16/36	9,375	12,905
	Home Depot Inc.	5.400%	9/15/40	1,255	1,643
	Home Depot Inc.	5.950%	4/1/41	3,936	5,532

85

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Home Depot Inc.	4.200%	4/1/43	3,630	4,216
Home Depot Inc.	4.875%	2/15/44	3,123	3,954
Home Depot Inc.	4.400%	3/15/45	3,157	3,758
Home Depot Inc.	4.250%	4/1/46	1,838	2,165
Home Depot Inc.	3.900%	6/15/47	3,903	4,399
Home Depot Inc.	4.500%	12/6/48	5,025	6,190
Home Depot Inc.	3.500%	9/15/56	4,308	4,511
Kohl's Corp.	5.550%	7/17/45	1,537	1,565
Lear Corp.	5.250%	5/15/49	1,100	1,143
Lowe's Cos. Inc.	4.650%	4/15/42	4,043	4,600
Lowe's Cos. Inc.	4.250%	9/15/44	1,077	1,161
Lowe's Cos. Inc.	4.375%	9/15/45	2,761	3,020
Lowe's Cos. Inc.	3.700%	4/15/46	2,329	2,367
Lowe's Cos. Inc.	4.050%	5/3/47	5,005	5,397
Lowe's Cos. Inc.	4.550%	4/5/49	4,000	4,667
Macy's Retail Holdings Inc.	4.500%	12/15/34	941	893
Mastercard Inc.	3.800%	11/21/46	2,250	2,519
Mastercard Inc.	3.950%	2/26/48	1,950	2,250
Mastercard Inc.	3.650%	6/1/49	3,500	3,857
McDonald's Corp.	4.700%	12/9/35	3,114	3,701
McDonald's Corp.	6.300%	10/15/37	2,032	2,759
McDonald's Corp.	6.300%	3/1/38	2,571	3,498
McDonald's Corp.	5.700%	2/1/39	1,600	2,033
McDonald's Corp.	4.875%	7/15/40	150	177
McDonald's Corp.	3.700%	2/15/42	2,419	2,466
McDonald's Corp.	3.625%	5/1/43	1,650	1,652
McDonald's Corp.	4.600%	5/26/45	2,590	2,970
McDonald's Corp.	4.875%	12/9/45	4,271	5,151
McDonald's Corp.	4.450%	3/1/47	3,084	3,534
McDonald's Corp.	4.450%	9/1/48	1,820	2,073
McDonald's Corp.	3.625%	9/1/49	2,250	2,284
NIKE Inc.	3.625%	5/1/43	1,700	1,853
NIKE Inc.	3.875%	11/1/45	3,316	3,773
NIKE Inc.	3.375%	11/1/46	2,200	2,320
Nordstrom Inc.	4.375%	4/1/30	1,400	1,426
Nordstrom Inc.	5.000%	1/15/44	2,924	2,837
QVC Inc.	5.450%	8/15/34	1,300	1,242
Starbucks Corp.	4.300%	6/15/45	1,585	1,753
Starbucks Corp.	3.750%	12/1/47	1,425	1,459
Starbucks Corp.	4.500%	11/15/48	3,350	3,846
Starbucks Corp.	4.450%	8/15/49	2,400	2,767
Target Corp.	6.350%	11/1/32	1,119	1,564
Target Corp.	6.500%	10/15/37	1,162	1,720
Target Corp.	7.000%	1/15/38	2,194	3,406
Target Corp.	4.000%	7/1/42	3,908	4,471
Target Corp.	3.625%	4/15/46	3,025	3,307
Target Corp.	3.900%	11/15/47	2,850	3,271
VF Corp.	6.450%	11/1/37	1,140	1,584
Visa Inc.	4.150%	12/14/35	4,768	5,620
Visa Inc.	4.300%	12/14/45	11,414	14,055
Visa Inc.	3.650%	9/15/47	2,423	2,717
Walgreen Co.	4.400%	9/15/42	1,639	1,627
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,750	1,801
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,575	4,655
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,265	1,268
Walmart Inc.	7.550%	2/15/30	2,299	3,327
Walmart Inc.	5.250%	9/1/35	6,531	8,562
Walmart Inc.	6.200%	4/15/38	5,852	8,521
Walmart Inc.	3.950%	6/28/38	3,278	3,806
Walmart Inc.	5.625%	4/1/40	2,243	3,112
Walmart Inc.	4.875%	7/8/40	1,590	2,011
Walmart Inc.	5.000%	10/25/40	2,015	2,622
Walmart Inc.	5.625%	4/15/41	2,785	3,969
Walmart Inc.	4.000%	4/11/43	1,776	2,044

86

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	4.300%	4/22/44	1,769	2,114
	Walmart Inc.	3.625%	12/15/47	3,280	3,630
	Walmart Inc.	4.050%	6/29/48	9,740	11,469
	Walmart Inc.	2.950%	9/24/49	1,800	1,762
	Western Union Co.	6.200%	11/17/36	1,675	1,899
	Consumer Noncyclical (9.6%)
	Abbott Laboratories	4.750%	11/30/36	7,070	8,810
	Abbott Laboratories	6.150%	11/30/37	2,078	2,910
	Abbott Laboratories	6.000%	4/1/39	1,845	2,624
	Abbott Laboratories	5.300%	5/27/40	968	1,263
	Abbott Laboratories	4.750%	4/15/43	1,925	2,418
	Abbott Laboratories	4.900%	11/30/46	9,009	11,763
	AbbVie Inc.	4.500%	5/14/35	7,235	8,133
	AbbVie Inc.	4.300%	5/14/36	3,531	3,876
[3]	AbbVie Inc.	4.050%	11/21/39	7,000	7,314
	AbbVie Inc.	4.400%	11/6/42	9,503	10,245
	AbbVie Inc.	4.700%	5/14/45	11,815	13,189
	AbbVie Inc.	4.450%	5/14/46	6,710	7,223
	AbbVie Inc.	4.875%	11/14/48	6,150	7,061
[3]	AbbVie Inc.	4.250%	11/21/49	15,000	15,790
	Adventist Health System	3.630%	3/1/49	925	900
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,650
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,100	1,096
	AHS Hospital Corp.	5.024%	7/1/45	1,450	1,798
	Allergan Finance LLC	4.625%	10/1/42	4,325	4,501
	Allergan Funding SCS	4.550%	3/15/35	4,832	5,131
	Allergan Funding SCS	4.850%	6/15/44	3,400	3,775
	Allergan Funding SCS	4.750%	3/15/45	225	245
	Allina Health System	3.887%	4/15/49	1,000	1,064
	Altria Group Inc.	5.800%	2/14/39	5,575	6,519
	Altria Group Inc.	4.250%	8/9/42	1,786	1,776
	Altria Group Inc.	4.500%	5/2/43	2,807	2,849
	Altria Group Inc.	5.375%	1/31/44	4,690	5,281
	Altria Group Inc.	3.875%	9/16/46	5,431	5,044
	Altria Group Inc.	5.950%	2/14/49	7,700	9,310
	Altria Group Inc.	6.200%	2/14/59	1,635	1,932
	AmerisourceBergen Corp.	4.250%	3/1/45	1,510	1,534
	AmerisourceBergen Corp.	4.300%	12/15/47	1,620	1,661
	Amgen Inc.	6.400%	2/1/39	1,575	2,091
	Amgen Inc.	4.950%	10/1/41	2,645	3,141
	Amgen Inc.	5.150%	11/15/41	4,760	5,757
	Amgen Inc.	4.400%	5/1/45	8,511	9,540
	Amgen Inc.	4.563%	6/15/48	3,927	4,530
	Amgen Inc.	4.663%	6/15/51	10,003	11,762
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev World wide Inc.	4.900%	2/1/46	29,444	34,866
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	19,289	22,245
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,746	3,168
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,003	3,167
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	5,175	5,829
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	7,165	8,450
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	1,450	1,725
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	850	1,053
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,500	5,046
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,280	2,006
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,470	4,363
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,684	4,171
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	7,206	8,492
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,620	3,664
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,500	9,660
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,577	7,349
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	10,064	13,044

87

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,465	5,212
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,450	3,339
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,655
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	2,072
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,215	1,442
	Archer-Daniels-Midland Co.	4.016%	4/16/43	2,110	2,337
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	2,396
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,625	1,982
	Ascension Health	2.532%	11/15/29	13	13
	Ascension Health	3.106%	11/15/39	900	885
	Ascension Health	3.945%	11/15/46	3,790	4,189
[2]	Ascension Health	4.847%	11/15/53	1,379	1,736
	AstraZeneca plc	6.450%	9/15/37	7,982	11,174
	AstraZeneca plc	4.000%	9/18/42	4,225	4,660
	AstraZeneca plc	4.375%	11/16/45	2,152	2,520
	AstraZeneca plc	4.375%	8/17/48	2,000	2,380
	BAT Capital Corp.	4.390%	8/15/37	7,920	8,028
	BAT Capital Corp.	4.540%	8/15/47	5,650	5,649
	BAT Capital Corp.	4.758%	9/6/49	2,750	2,837
	Baxalta Inc.	5.250%	6/23/45	1,550	1,975
	Baxter International Inc.	3.500%	8/15/46	1,500	1,449
	Baylor Scott & White Holdings	4.185%	11/15/45	1,545	1,725
	Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,390
	Becton Dickinson & Co.	4.685%	12/15/44	3,212	3,727
	Becton Dickinson & Co.	4.669%	6/6/47	4,005	4,741
	Biogen Inc.	5.200%	9/15/45	4,636	5,575
	Boston Scientific Corp.	7.000%	11/15/35	1,405	1,961
	Boston Scientific Corp.	4.550%	3/1/39	3,000	3,519
	Boston Scientific Corp.	7.375%	1/15/40	605	922
	Boston Scientific Corp.	4.700%	3/1/49	3,325	4,024
[3]	Bristol-Myers Squibb Co.	4.125%	6/15/39	5,890	6,792
	Bristol-Myers Squibb Co.	3.250%	8/1/42	415	417
[3]	Bristol-Myers Squibb Co.	5.250%	8/15/43	3,875	4,937
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,639	1,925
[3]	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,656	3,195
[3]	Bristol-Myers Squibb Co.	5.000%	8/15/45	6,362	8,036
[3]	Bristol-Myers Squibb Co.	4.350%	11/15/47	4,484	5,334
[3]	Bristol-Myers Squibb Co.	4.550%	2/20/48	4,448	5,461
[3]	Bristol-Myers Squibb Co.	4.250%	10/26/49	11,170	13,165
	Brown-Forman Corp.	4.500%	7/15/45	1,750	2,151
	Campbell Soup Co.	3.800%	8/2/42	1,000	979
	Campbell Soup Co.	4.800%	3/15/48	1,350	1,560
	Cardinal Health Inc.	4.600%	3/15/43	1,135	1,133
	Cardinal Health Inc.	4.500%	11/15/44	1,950	1,918
	Cardinal Health Inc.	4.900%	9/15/45	1,291	1,337
	Cardinal Health Inc.	4.368%	6/15/47	857	848
	Children's Hospital Corp.	4.115%	1/1/47	1,000	1,136
	Children's Hospital Medical Center	4.268%	5/15/44	975	1,094
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,443
	Cigna Corp.	4.800%	8/15/38	8,050	9,264
[3]	Cigna Corp.	6.125%	11/15/41	1,220	1,539
[3]	Cigna Corp.	4.800%	7/15/46	6,590	7,583
[3]	Cigna Corp.	3.875%	10/15/47	1,330	1,336
	Cigna Corp.	4.900%	12/15/48	5,085	6,029
	City of Hope	5.623%	11/15/43	1,125	1,488
	City of Hope	4.378%	8/15/48	1,005	1,154
	Cleveland Clinic Foundation	4.858%	1/1/14	1,315	1,634
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	2,075	2,553
	Colgate-Palmolive Co.	4.000%	8/15/45	1,095	1,303
	Colgate-Palmolive Co.	3.700%	8/1/47	1,760	2,024
[2]	CommonSpirit Health	4.350%	11/1/42	2,525	2,593
	CommonSpirit Health	3.817%	10/1/49	1,000	971
	CommonSpirit Health	4.187%	10/1/49	2,350	2,343
	Conagra Brands Inc.	8.250%	9/15/30	1,055	1,450

88

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	5.300%	11/1/38	3,587	4,253
Conagra Brands Inc.	5.400%	11/1/48	3,000	3,652
Constellation Brands Inc.	4.500%	5/9/47	1,100	1,181
Constellation Brands Inc.	4.100%	2/15/48	1,850	1,932
Constellation Brands Inc.	5.250%	11/15/48	1,600	1,942
CVS Health Corp.	4.875%	7/20/35	1,400	1,595
CVS Health Corp.	4.780%	3/25/38	14,048	15,883
CVS Health Corp.	6.125%	9/15/39	2,925	3,752
CVS Health Corp.	5.300%	12/5/43	3,725	4,415
CVS Health Corp.	5.125%	7/20/45	12,525	14,748
CVS Health Corp.	5.050%	3/25/48	23,550	27,850
Danaher Corp.	4.375%	9/15/45	1,350	1,587
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,134
DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,520
DH Europe Finance II Sarl	3.400%	11/15/49	3,000	3,066
Diageo Capital plc	5.875%	9/30/36	1,925	2,619
Diageo Capital plc	3.875%	4/29/43	750	826
Diageo Investment Corp.	7.450%	4/15/35	1,350	2,020
Diageo Investment Corp.	4.250%	5/11/42	1,702	1,962
Dignity Health	4.500%	11/1/42	1,050	1,092
Dignity Health	5.267%	11/1/64	950	1,085
Duke University Health System Inc.	3.920%	6/1/47	1,995	2,222
Eli Lilly & Co.	3.950%	3/15/49	5,425	6,247
Eli Lilly & Co.	4.150%	3/15/59	3,055	3,583
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,100	1,511
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,550	1,838
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,350	1,570
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,000	1,994
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,225	2,477
General Mills Inc.	4.550%	4/17/38	760	882
General Mills Inc.	5.400%	6/15/40	1,600	1,965
General Mills Inc.	4.150%	2/15/43	1,850	1,987
General Mills Inc.	4.700%	4/17/48	2,125	2,530
Gilead Sciences Inc.	4.600%	9/1/35	3,689	4,411
Gilead Sciences Inc.	4.000%	9/1/36	2,508	2,783
Gilead Sciences Inc.	5.650%	12/1/41	3,170	4,161
Gilead Sciences Inc.	4.800%	4/1/44	5,259	6,289
Gilead Sciences Inc.	4.500%	2/1/45	6,555	7,566
Gilead Sciences Inc.	4.750%	3/1/46	8,002	9,557
Gilead Sciences Inc.	4.150%	3/1/47	3,823	4,229
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,625	2,072
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	8,452	12,085
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,487	1,725
Hackensack Meridian Health Inc.	4.211%	7/1/48	1,070	1,201
Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,176
Hasbro Inc.	6.350%	3/15/40	1,479	1,728
Hasbro Inc.	5.100%	5/15/44	925	920
HCA Inc.	5.125%	6/15/39	4,250	4,707
HCA Inc.	5.500%	6/15/47	5,725	6,612
HCA Inc.	5.250%	6/15/49	5,325	5,991
Hershey Co.	3.125%	11/15/49	1,550	1,528
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,220	1,369
JM Smucker Co.	4.250%	3/15/35	1,525	1,654
JM Smucker Co.	4.375%	3/15/45	1,425	1,547
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,225	1,339
Johnson & Johnson	4.950%	5/15/33	750	936
Johnson & Johnson	4.375%	12/5/33	2,602	3,093
Johnson & Johnson	3.550%	3/1/36	2,459	2,692
Johnson & Johnson	3.625%	3/3/37	4,379	4,829
Johnson & Johnson	5.950%	8/15/37	4,285	6,095
Johnson & Johnson	3.400%	1/15/38	3,008	3,218
Johnson & Johnson	5.850%	7/15/38	2,215	3,134
Johnson & Johnson	4.500%	9/1/40	1,404	1,706
Johnson & Johnson	4.850%	5/15/41	950	1,210

89

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	4.500%	12/5/43	1,554	1,910
	Johnson & Johnson	3.700%	3/1/46	6,001	6,770
	Johnson & Johnson	3.750%	3/3/47	3,565	4,057
	Johnson & Johnson	3.500%	1/15/48	2,491	2,689
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,624
	Kaiser Foundation Hospitals	4.150%	5/1/47	4,262	4,859
	Kaiser Foundation Hospitals	3.266%	11/1/49	2,900	2,909
	Kellogg Co.	7.450%	4/1/31	780	1,093
	Kellogg Co.	4.500%	4/1/46	3,484	3,880
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,775	2,092
	Keurig Dr Pepper Inc.	4.500%	11/15/45	3,120	3,404
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,175	1,268
	Kimberly-Clark Corp.	6.625%	8/1/37	1,425	2,099
	Kimberly-Clark Corp.	5.300%	3/1/41	1,619	2,128
	Kimberly-Clark Corp.	3.700%	6/1/43	980	1,014
	Kimberly-Clark Corp.	3.200%	7/30/46	2,175	2,193
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	1,006
	Koninklijke Philips NV	6.875%	3/11/38	2,325	3,258
	Koninklijke Philips NV	5.000%	3/15/42	1,560	1,865
	Kraft Foods Group Inc.	6.875%	1/26/39	3,636	4,546
	Kraft Foods Group Inc.	6.500%	2/9/40	4,198	5,087
[3]	Kraft Heinz Foods Co.	3.750%	4/1/30	3,075	3,159
	Kraft Heinz Foods Co.	5.000%	7/15/35	4,935	5,482
[3]	Kraft Heinz Foods Co.	4.625%	10/1/39	1,525	1,582
	Kraft Heinz Foods Co.	5.200%	7/15/45	6,475	6,992
	Kraft Heinz Foods Co.	4.375%	6/1/46	9,480	9,333
[3]	Kraft Heinz Foods Co.	4.875%	10/1/49	5,100	5,310
	Kroger Co.	8.000%	9/15/29	775	1,061
	Kroger Co.	7.500%	4/1/31	670	921
	Kroger Co.	6.900%	4/15/38	550	735
	Kroger Co.	5.400%	7/15/40	1,130	1,306
	Kroger Co.	5.000%	4/15/42	1,550	1,721
	Kroger Co.	5.150%	8/1/43	1,250	1,404
	Kroger Co.	3.875%	10/15/46	900	876
	Kroger Co.	4.450%	2/1/47	2,275	2,409
	Kroger Co.	4.650%	1/15/48	2,325	2,531
	Kroger Co.	5.400%	1/15/49	1,075	1,305
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,749	3,082
[2]	Mayo Clinic	3.774%	11/15/43	900	968
[2]	Mayo Clinic	4.000%	11/15/47	1,200	1,333
[2]	Mayo Clinic	4.128%	11/15/52	1,000	1,123
	McCormick & Co. Inc.	4.200%	8/15/47	925	1,011
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,580	2,117
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,721	2,066
	Medtronic Inc.	4.375%	3/15/35	6,958	8,211
	Medtronic Inc.	4.625%	3/15/45	5,714	7,156
	Memorial Health Services	3.447%	11/1/49	1,000	982
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	850	1,071
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,270	1,464
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	2,025	2,350
	Merck & Co. Inc.	6.500%	12/1/33	3,245	4,570
	Merck & Co. Inc.	6.550%	9/15/37	1,100	1,591
	Merck & Co. Inc.	3.900%	3/7/39	3,350	3,824
	Merck & Co. Inc.	3.600%	9/15/42	2,329	2,512
	Merck & Co. Inc.	4.150%	5/18/43	2,309	2,728
	Merck & Co. Inc.	3.700%	2/10/45	6,055	6,691
	Merck & Co. Inc.	4.000%	3/7/49	4,650	5,412
	Molson Coors Brewing Co.	5.000%	5/1/42	3,318	3,612
	Molson Coors Brewing Co.	4.200%	7/15/46	5,537	5,510
	Mondelez International Inc.	4.625%	5/7/48	900	1,043
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,650	1,851
[2]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,082
[2]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,450	1,437
	Mylan Inc.	5.400%	11/29/43	1,850	2,010

90

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	5.200%	4/15/48	1,675	1,854
	Mylan NV	5.250%	6/15/46	3,165	3,530
	New York & Presbyterian Hospital	4.024%	8/1/45	2,380	2,647
	New York & Presbyterian Hospital	4.063%	8/1/56	1,075	1,162
	New York & Presbyterian Hospital	3.954%	8/1/19	1,600	1,598
	Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,782
	Northwell Healthcare Inc.	4.260%	11/1/47	2,750	2,941
	Northwell Healthcare Inc.	3.809%	11/1/49	1,025	1,029
	Novartis Capital Corp.	3.700%	9/21/42	1,225	1,347
	Novartis Capital Corp.	4.400%	5/6/44	4,133	5,016
	Novartis Capital Corp.	4.000%	11/20/45	5,016	5,816
	NYU Hospitals Center	4.784%	7/1/44	1,150	1,377
[2]	NYU Hospitals Center	4.368%	7/1/47	1,200	1,340
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,147
	Partners Healthcare System Inc.	4.117%	7/1/55	950	1,054
	PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,407
	PepsiCo Inc.	4.000%	3/5/42	3,528	4,014
	PepsiCo Inc.	3.600%	8/13/42	1,625	1,738
	PepsiCo Inc.	4.250%	10/22/44	2,708	3,184
	PepsiCo Inc.	4.600%	7/17/45	2,924	3,613
	PepsiCo Inc.	4.450%	4/14/46	4,680	5,751
	PepsiCo Inc.	3.450%	10/6/46	2,675	2,824
	PepsiCo Inc.	4.000%	5/2/47	3,220	3,717
	PepsiCo Inc.	3.375%	7/29/49	2,795	2,926
	PepsiCo Inc.	2.875%	10/15/49	2,950	2,823
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	936	861
	Pfizer Inc.	4.000%	12/15/36	4,567	5,202
	Pfizer Inc.	4.100%	9/15/38	2,980	3,404
	Pfizer Inc.	3.900%	3/15/39	3,900	4,390
	Pfizer Inc.	7.200%	3/15/39	7,558	11,841
	Pfizer Inc.	4.300%	6/15/43	1,882	2,214
	Pfizer Inc.	4.400%	5/15/44	1,850	2,208
	Pfizer Inc.	4.125%	12/15/46	3,575	4,124
	Pfizer Inc.	4.200%	9/15/48	3,600	4,215
	Pfizer Inc.	4.000%	3/15/49	3,625	4,192
	Philip Morris International Inc.	6.375%	5/16/38	3,128	4,345
	Philip Morris International Inc.	4.375%	11/15/41	3,118	3,452
	Philip Morris International Inc.	4.500%	3/20/42	2,415	2,710
	Philip Morris International Inc.	3.875%	8/21/42	2,490	2,585
	Philip Morris International Inc.	4.125%	3/4/43	4,106	4,425
	Philip Morris International Inc.	4.875%	11/15/43	1,823	2,146
	Philip Morris International Inc.	4.250%	11/10/44	2,429	2,677
	Procter & Gamble Co.	5.500%	2/1/34	950	1,273
	Procter & Gamble Co.	5.800%	8/15/34	700	976
	Procter & Gamble Co.	3.500%	10/25/47	3,172	3,562
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,395	1,455
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,000	1,070
	Quest Diagnostics Inc.	2.950%	6/30/30	2,400	2,403
	Quest Diagnostics Inc.	4.700%	3/30/45	1,180	1,308
	Reynolds American Inc.	5.700%	8/15/35	2,452	2,828
	Reynolds American Inc.	7.250%	6/15/37	3,025	3,881
	Reynolds American Inc.	6.150%	9/15/43	2,000	2,328
	Reynolds American Inc.	5.850%	8/15/45	6,975	7,986
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,475	1,560
	RWJ Barnabas Health Inc.	3.477%	7/1/49	650	640
	Spectrum Health System Obligated Group	3.487%	7/15/49	1,075	1,074
	Stanford Health Care	3.795%	11/15/48	1,550	1,668
	Stryker Corp.	4.100%	4/1/43	1,320	1,421
	Stryker Corp.	4.375%	5/15/44	1,100	1,243
	Stryker Corp.	4.625%	3/15/46	3,425	4,115
	Sutter Health	4.091%	8/15/48	1,325	1,474
	Sysco Corp.	4.850%	10/1/45	1,525	1,831
	Sysco Corp.	4.500%	4/1/46	2,160	2,475
	Sysco Corp.	4.450%	3/15/48	1,700	1,940

91

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Texas Health Resources	4.330%	11/15/55	1,000	1,170
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,500	1,897
	Toledo Hospital	5.750%	11/15/38	2,600	2,975
	Trinity Health Corp.	4.125%	12/1/45	1,175	1,291
	Tyson Foods Inc.	4.875%	8/15/34	2,400	2,807
	Tyson Foods Inc.	5.150%	8/15/44	2,323	2,810
	Tyson Foods Inc.	4.550%	6/2/47	2,283	2,588
	Tyson Foods Inc.	5.100%	9/28/48	4,420	5,563
	Unilever Capital Corp.	5.900%	11/15/32	2,658	3,602
	Whirlpool Corp.	4.500%	6/1/46	800	827
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	925	1,104
	Wyeth LLC	6.500%	2/1/34	2,616	3,653
	Wyeth LLC	6.000%	2/15/36	790	1,051
	Wyeth LLC	5.950%	4/1/37	5,480	7,462
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	413
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	1,032
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	975	1,021
	Zoetis Inc.	4.700%	2/1/43	3,866	4,586
	Zoetis Inc.	3.950%	9/12/47	1,371	1,487
	Zoetis Inc.	4.450%	8/20/48	950	1,109
	Energy (5.2%)
	Apache Corp.	7.750%	12/15/29	450	573
	Apache Corp.	5.100%	9/1/40	6,025	6,115
	Apache Corp.	5.250%	2/1/42	3,290	3,414
	Apache Corp.	4.750%	4/15/43	3,530	3,376
	Apache Corp.	4.250%	1/15/44	2,610	2,408
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	3,071	3,618
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,400	3,481
	Burlington Resources Finance Co.	7.200%	8/15/31	2,110	2,974
	Burlington Resources Finance Co.	7.400%	12/1/31	1,550	2,206
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,692
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,365	1,743
	Canadian Natural Resources Ltd.	5.850%	2/1/35	700	861
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,400	1,825
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3,300	4,271
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,290	1,738
	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,250	2,729
	Cenovus Energy Inc.	5.250%	6/15/37	3,125	3,435
	Cenovus Energy Inc.	6.750%	11/15/39	3,950	5,025
	Cenovus Energy Inc.	5.400%	6/15/47	3,075	3,590
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	2,154
	Concho Resources Inc.	4.875%	10/1/47	3,265	3,804
	Concho Resources Inc.	4.850%	8/15/48	2,350	2,720
	Conoco Funding Co.	7.250%	10/15/31	1,830	2,569
	ConocoPhillips	5.900%	10/15/32	1,770	2,312
	ConocoPhillips	5.900%	5/15/38	2,600	3,530
	ConocoPhillips	6.500%	2/1/39	8,085	11,715
	ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,695	2,272
	ConocoPhillips Co.	4.300%	11/15/44	2,580	3,018
	ConocoPhillips Co.	5.950%	3/15/46	1,275	1,816
	Continental Resources Inc.	4.900%	6/1/44	2,375	2,532
	Devon Energy Corp.	7.950%	4/15/32	1,100	1,557
	Devon Energy Corp.	5.600%	7/15/41	3,429	4,164
	Devon Energy Corp.	4.750%	5/15/42	3,552	3,975
	Devon Energy Corp.	5.000%	6/15/45	2,092	2,411
	Devon Financing Co. LLC	7.875%	9/30/31	2,041	2,806
	Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,470
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,150	1,248
	Enable Midstream Partners LP	5.000%	5/15/44	1,600	1,438
	Enbridge Energy Partners LP	7.500%	4/15/38	1,181	1,687
	Enbridge Energy Partners LP	5.500%	9/15/40	1,675	1,978
	Enbridge Energy Partners LP	7.375%	10/15/45	2,195	3,261

92

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enbridge Inc.	4.500%	6/10/44	1,575	1,728
Enbridge Inc.	4.000%	11/15/49	1,000	1,041
Encana Corp.	8.125%	9/15/30	1,329	1,672
Encana Corp.	7.375%	11/1/31	2,440	2,981
Encana Corp.	6.500%	8/15/34	2,665	3,127
Encana Corp.	6.625%	8/15/37	1,400	1,657
Encana Corp.	6.500%	2/1/38	1,500	1,761
Energy Transfer Operating LP	6.250%	4/15/49	4,600	5,536
Energy Transfer Partners LP	4.900%	3/15/35	1,852	1,934
Energy Transfer Partners LP	6.625%	10/15/36	1,226	1,456
Energy Transfer Partners LP	5.800%	6/15/38	1,800	2,031
Energy Transfer Partners LP	7.500%	7/1/38	1,505	1,917
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,692
Energy Transfer Partners LP	6.500%	2/1/42	3,305	3,927
Energy Transfer Partners LP	5.150%	2/1/43	1,299	1,335
Energy Transfer Partners LP	5.950%	10/1/43	1,500	1,662
Energy Transfer Partners LP	5.150%	3/15/45	1,766	1,856
Energy Transfer Partners LP	6.125%	12/15/45	3,500	4,048
Energy Transfer Partners LP	5.300%	4/15/47	2,945	3,145
Energy Transfer Partners LP	6.000%	6/15/48	4,500	5,221
Enterprise Products Operating LLC	6.875%	3/1/33	1,500	2,044
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,689
Enterprise Products Operating LLC	7.550%	4/15/38	1,175	1,690
Enterprise Products Operating LLC	6.125%	10/15/39	2,185	2,839
Enterprise Products Operating LLC	5.950%	2/1/41	2,953	3,801
Enterprise Products Operating LLC	5.700%	2/15/42	2,525	3,221
Enterprise Products Operating LLC	4.850%	8/15/42	2,380	2,742
Enterprise Products Operating LLC	4.450%	2/15/43	3,645	3,983
Enterprise Products Operating LLC	4.850%	3/15/44	3,063	3,545
Enterprise Products Operating LLC	5.100%	2/15/45	4,370	5,231
Enterprise Products Operating LLC	4.900%	5/15/46	2,400	2,812
Enterprise Products Operating LLC	4.250%	2/15/48	5,400	5,823
Enterprise Products Operating LLC	4.800%	2/1/49	2,640	3,096
Enterprise Products Operating LLC	4.200%	1/31/50	3,805	4,082
Enterprise Products Operating LLC	4.950%	10/15/54	1,867	2,160
EOG Resources Inc.	3.900%	4/1/35	2,487	2,761
EQM Midstream Partners LP	6.500%	7/15/48	1,660	1,560
Exxon Mobil Corp.	2.995%	8/16/39	2,600	2,605
Exxon Mobil Corp.	3.567%	3/6/45	3,200	3,424
Exxon Mobil Corp.	4.114%	3/1/46	5,781	6,766
Exxon Mobil Corp.	3.095%	8/16/49	6,075	6,024
Halliburton Co.	4.850%	11/15/35	3,200	3,610
Halliburton Co.	6.700%	9/15/38	4,449	5,868
Halliburton Co.	4.500%	11/15/41	1,575	1,682
Halliburton Co.	4.750%	8/1/43	3,395	3,731
Halliburton Co.	5.000%	11/15/45	6,115	6,961
Hess Corp.	7.300%	8/15/31	795	1,005
Hess Corp.	7.125%	3/15/33	1,850	2,343
Hess Corp.	6.000%	1/15/40	2,522	2,971
Hess Corp.	5.600%	2/15/41	3,975	4,643
Hess Corp.	5.800%	4/1/47	1,600	1,948
Husky Energy Inc.	6.800%	9/15/37	1,250	1,638
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	621
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	681
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,749	2,310
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,500	1,776
Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,690	2,106
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,194	5,540
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,870	2,363
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,300	1,650
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,375
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,400	1,615
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,075	2,249
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,750	1,850

93

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,425	1,558
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,463	2,837
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,945	2,214
	Kinder Morgan Inc.	7.800%	8/1/31	1,875	2,564
	Kinder Morgan Inc.	7.750%	1/15/32	2,725	3,734
	Kinder Morgan Inc.	5.300%	12/1/34	2,496	2,942
	Kinder Morgan Inc.	5.550%	6/1/45	3,680	4,403
	Kinder Morgan Inc.	5.050%	2/15/46	2,640	2,953
	Kinder Morgan Inc.	5.200%	3/1/48	2,785	3,209
	Magellan Midstream Partners LP	5.150%	10/15/43	2,665	3,103
	Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,773
	Magellan Midstream Partners LP	4.200%	10/3/47	2,505	2,636
	Magellan Midstream Partners LP	3.950%	3/1/50	1,000	1,026
	Marathon Oil Corp.	6.800%	3/15/32	1,900	2,409
	Marathon Oil Corp.	6.600%	10/1/37	2,690	3,420
	Marathon Oil Corp.	5.200%	6/1/45	1,500	1,739
	Marathon Petroleum Corp.	6.500%	3/1/41	3,063	3,965
	Marathon Petroleum Corp.	4.750%	9/15/44	2,555	2,779
	Marathon Petroleum Corp.	4.500%	4/1/48	2,100	2,214
	Marathon Petroleum Corp.	5.000%	9/15/54	2,000	2,153
	MPLX LP	4.500%	4/15/38	7,030	7,149
	MPLX LP	5.200%	3/1/47	2,440	2,620
[3]	MPLX LP	5.200%	12/1/47	1,725	1,811
	MPLX LP	4.700%	4/15/48	3,885	3,917
	MPLX LP	5.500%	2/15/49	4,500	5,098
	MPLX LP	4.900%	4/15/58	2,025	2,060
	National Oilwell Varco Inc.	3.950%	12/1/42	3,375	3,168
	Noble Energy Inc.	6.000%	3/1/41	2,575	3,080
	Noble Energy Inc.	5.250%	11/15/43	2,905	3,273
	Noble Energy Inc.	5.050%	11/15/44	3,316	3,655
	Noble Energy Inc.	4.950%	8/15/47	1,725	1,915
	Noble Energy Inc.	4.200%	10/15/49	125	126
	Occidental Petroleum Corp.	7.500%	5/1/31	2,281	2,960
	Occidental Petroleum Corp.	7.875%	9/15/31	2,750	3,643
	Occidental Petroleum Corp.	6.450%	9/15/36	3,540	4,311
	Occidental Petroleum Corp.	7.950%	6/15/39	1,050	1,442
	Occidental Petroleum Corp.	4.300%	8/15/39	500	507
	Occidental Petroleum Corp.	6.200%	3/15/40	2,600	3,093
	Occidental Petroleum Corp.	4.500%	7/15/44	1,250	1,249
	Occidental Petroleum Corp.	4.625%	6/15/45	2,750	2,812
	Occidental Petroleum Corp.	6.600%	3/15/46	3,617	4,690
	Occidental Petroleum Corp.	4.400%	4/15/46	3,800	3,838
	Occidental Petroleum Corp.	4.100%	2/15/47	3,122	3,025
	Occidental Petroleum Corp.	4.200%	3/15/48	2,825	2,795
	Occidental Petroleum Corp.	4.400%	8/15/49	1,950	2,007
	ONEOK Inc.	6.000%	6/15/35	1,335	1,555
	ONEOK Inc.	4.950%	7/13/47	2,100	2,298
	ONEOK Inc.	5.200%	7/15/48	2,275	2,577
	ONEOK Inc.	4.450%	9/1/49	2,050	2,105
	ONEOK Partners LP	6.650%	10/1/36	2,550	3,218
	ONEOK Partners LP	6.850%	10/15/37	950	1,219
	ONEOK Partners LP	6.125%	2/1/41	2,100	2,520
	ONEOK Partners LP	6.200%	9/15/43	1,325	1,597
	Petro-Canada	5.350%	7/15/33	1,450	1,788
	Petro-Canada	5.950%	5/15/35	2,000	2,597
	Petro-Canada	6.800%	5/15/38	3,860	5,499
	Phillips 66	4.650%	11/15/34	3,031	3,536
	Phillips 66	5.875%	5/1/42	3,180	4,294
	Phillips 66	4.875%	11/15/44	4,850	5,842
	Phillips 66 Partners LP	4.680%	2/15/45	1,640	1,766
	Phillips 66 Partners LP	4.900%	10/1/46	2,000	2,235
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,300	2,706
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,111	1,112
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	1,055	962

94

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	2,400	2,331
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,677	1,663
	Shell International Finance BV	4.125%	5/11/35	4,667	5,447
	Shell International Finance BV	6.375%	12/15/38	8,704	12,700
	Shell International Finance BV	5.500%	3/25/40	2,245	3,039
	Shell International Finance BV	3.625%	8/21/42	2,257	2,411
	Shell International Finance BV	4.550%	8/12/43	4,340	5,238
	Shell International Finance BV	4.375%	5/11/45	8,177	9,737
	Shell International Finance BV	4.000%	5/10/46	7,451	8,487
	Shell International Finance BV	3.750%	9/12/46	3,014	3,296
	Shell International Finance BV	3.125%	11/7/49	3,100	3,056
	Spectra Energy Partners LP	5.950%	9/25/43	1,357	1,688
	Spectra Energy Partners LP	4.500%	3/15/45	2,250	2,473
	Suncor Energy Inc.	7.150%	2/1/32	880	1,229
	Suncor Energy Inc.	5.950%	12/1/34	1,506	1,962
	Suncor Energy Inc.	6.500%	6/15/38	2,255	3,131
	Suncor Energy Inc.	6.850%	6/1/39	2,760	3,989
	Suncor Energy Inc.	4.000%	11/15/47	1,500	1,629
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,240	1,360
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,050	1,042
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,717	2,863
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	2,495	2,659
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,782	3,004
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,436
	Texas Eastern Transmission LP	7.000%	7/15/32	1,425	1,910
	Total Capital International SA	2.829%	1/10/30	3,775	3,870
	Total Capital International SA	3.461%	7/12/49	3,190	3,354
	TransCanada PipeLines Ltd.	4.625%	3/1/34	4,772	5,453
	TransCanada PipeLines Ltd.	5.600%	3/31/34	700	847
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,250	1,514
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,313	2,998
	TransCanada PipeLines Ltd.	4.750%	5/15/38	2,725	3,111
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,905	4,314
	TransCanada PipeLines Ltd.	6.100%	6/1/40	4,075	5,289
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,222	2,576
	TransCanada PipeLines Ltd.	4.875%	5/15/48	4,050	4,757
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,925	3,540
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,475	1,712
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,245	1,307
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,300	1,385
	Valero Energy Corp.	7.500%	4/15/32	2,000	2,777
	Valero Energy Corp.	6.625%	6/15/37	4,900	6,484
	Valero Energy Corp.	4.900%	3/15/45	2,075	2,395
	Western Midstream Operating LP	5.450%	4/1/44	2,750	2,394
	Western Midstream Operating LP	5.300%	3/1/48	1,200	1,030
	Western Midstream Operating LP	5.500%	8/15/48	1,040	927
	Williams Cos. Inc.	7.500%	1/15/31	1,120	1,475
	Williams Cos. Inc.	6.300%	4/15/40	4,565	5,658
	Williams Cos. Inc.	5.800%	11/15/43	1,225	1,459
	Williams Cos. Inc.	5.400%	3/4/44	1,654	1,855
	Williams Cos. Inc.	5.750%	6/24/44	2,125	2,505
	Williams Cos. Inc.	4.900%	1/15/45	1,950	2,103
	Williams Cos. Inc.	5.100%	9/15/45	3,150	3,502
	Williams Cos. Inc.	4.850%	3/1/48	1,230	1,349
	Other Industrial (0.3%)
[2]	American University	3.672%	4/1/49	1,375	1,470
[2]	Boston University	4.061%	10/1/48	875	1,003
	California Institute of Technology	4.321%	8/1/45	1,100	1,312
	California Institute of Technology	4.700%	11/1/11	1,355	1,645
	California Institute of Technology	3.650%	9/1/19	1,350	1,305
[2]	Johns Hopkins University	4.083%	7/1/53	1,225	1,415
	Leland Stanford Junior University	3.647%	5/1/48	1,925	2,151
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	1,250	1,400

95

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Institute of Technology	2.989%	7/1/50	1,025	1,015
	Massachusetts Institute of Technology	5.600%	7/1/11	3,000	4,581
	Massachusetts Institute of Technology	4.678%	7/1/14	1,050	1,354
	Massachusetts Institute of Technology	3.885%	7/1/16	1,160	1,263
[2]	Northwestern University	4.643%	12/1/44	1,875	2,330
[2]	Northwestern University	3.662%	12/1/57	570	629
	President & Fellows of Harvard College	3.619%	10/1/37	900	957
	President & Fellows of Harvard College	4.875%	10/15/40	1,115	1,419
	President & Fellows of Harvard College	3.150%	7/15/46	2,550	2,587
[2]	Trustees of Boston College	3.129%	7/1/52	1,200	1,165
[2]	University of Chicago	4.003%	10/1/53	1,250	1,422
[2]	University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,488
	University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,488
	University of Pennsylvania	4.674%	9/1/12	1,050	1,374
	University of Pennsylvania	3.610%	2/15/19	1,200	1,227
[2]	University of Southern California	3.028%	10/1/39	2,995	3,007
[2]	William Marsh Rice University	3.574%	5/15/45	2,540	2,709
	Technology (3.5%)
	Amphenol Corp.	2.800%	2/15/30	2,350	2,314
	Analog Devices Inc.	5.300%	12/15/45	1,040	1,266
	Apple Inc.	4.500%	2/23/36	3,700	4,487
	Apple Inc.	3.850%	5/4/43	8,831	9,865
	Apple Inc.	4.450%	5/6/44	3,850	4,706
	Apple Inc.	3.450%	2/9/45	6,050	6,352
	Apple Inc.	4.375%	5/13/45	6,707	8,074
	Apple Inc.	4.650%	2/23/46	10,944	13,668
	Apple Inc.	3.850%	8/4/46	6,782	7,611
	Apple Inc.	4.250%	2/9/47	3,695	4,382
	Apple Inc.	3.750%	9/12/47	3,349	3,693
	Apple Inc.	3.750%	11/13/47	2,828	3,134
	Apple Inc.	2.950%	9/11/49	4,600	4,470
	Applied Materials Inc.	5.100%	10/1/35	1,600	2,017
	Applied Materials Inc.	5.850%	6/15/41	2,300	3,136
	Applied Materials Inc.	4.350%	4/1/47	2,900	3,498
	Cisco Systems Inc.	5.900%	2/15/39	6,024	8,445
	Cisco Systems Inc.	5.500%	1/15/40	4,550	6,196
	Corning Inc.	4.700%	3/15/37	1,700	1,872
	Corning Inc.	5.750%	8/15/40	1,663	2,071
	Corning Inc.	5.350%	11/15/48	2,200	2,742
	Corning Inc.	4.375%	11/15/57	3,370	3,393
	Corning Inc.	5.450%	11/15/79	3,100	3,398
[3]	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,125	5,410
[3]	Dell International LLC / EMC Corp.	8.350%	7/15/46	6,400	8,771
	Fiserv Inc.	4.400%	7/1/49	6,150	6,973
	Global Payments Inc.	4.150%	8/15/49	500	534
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,067	1,277
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	6,405	7,718
	HP Inc.	6.000%	9/15/41	3,825	4,217
	Intel Corp.	4.000%	12/15/32	2,647	3,065
	Intel Corp.	4.800%	10/1/41	3,000	3,712
	Intel Corp.	4.250%	12/15/42	725	844
	Intel Corp.	4.900%	7/29/45	1,400	1,790
	Intel Corp.	4.100%	5/19/46	5,238	6,021
	Intel Corp.	4.100%	5/11/47	4,775	5,470
	Intel Corp.	3.734%	12/8/47	6,230	6,808
	Intel Corp.	3.250%	11/15/49	3,000	3,004
	International Business Machines Corp.	5.875%	11/29/32	2,150	2,838
	International Business Machines Corp.	4.150%	5/15/39	7,905	8,878
	International Business Machines Corp.	5.600%	11/30/39	2,300	2,996
	International Business Machines Corp.	4.000%	6/20/42	5,152	5,679
	International Business Machines Corp.	4.250%	5/15/49	10,908	12,405
	Juniper Networks Inc.	5.950%	3/15/41	1,280	1,440
	KLA Corp.	5.000%	3/15/49	575	703

96

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	4.875%	3/15/49	3,155	3,935
	Micron Technology Inc.	4.663%	2/15/30	2,300	2,530
	Microsoft Corp.	3.500%	2/12/35	4,914	5,405
	Microsoft Corp.	4.200%	11/3/35	4,009	4,729
	Microsoft Corp.	3.450%	8/8/36	7,050	7,708
	Microsoft Corp.	4.100%	2/6/37	7,599	8,952
	Microsoft Corp.	4.500%	10/1/40	5,450	6,752
	Microsoft Corp.	3.500%	11/15/42	4,975	5,402
	Microsoft Corp.	3.750%	5/1/43	1,693	1,871
	Microsoft Corp.	4.875%	12/15/43	1,575	2,055
	Microsoft Corp.	3.750%	2/12/45	5,239	5,945
	Microsoft Corp.	4.450%	11/3/45	9,074	11,303
	Microsoft Corp.	3.700%	8/8/46	14,315	16,153
	Microsoft Corp.	4.250%	2/6/47	6,919	8,444
	Microsoft Corp.	4.000%	2/12/55	10,594	12,521
	Microsoft Corp.	4.750%	11/3/55	775	1,037
	Microsoft Corp.	3.950%	8/8/56	7,193	8,508
	Microsoft Corp.	4.500%	2/6/57	5,725	7,410
	Motorola Solutions Inc.	5.500%	9/1/44	1,275	1,399
	Oracle Corp.	3.250%	5/15/30	1,304	1,384
	Oracle Corp.	4.300%	7/8/34	5,949	6,946
	Oracle Corp.	3.900%	5/15/35	4,366	4,856
	Oracle Corp.	3.850%	7/15/36	2,415	2,643
	Oracle Corp.	3.800%	11/15/37	3,741	4,074
	Oracle Corp.	6.125%	7/8/39	5,000	6,989
	Oracle Corp.	5.375%	7/15/40	9,747	12,632
	Oracle Corp.	4.500%	7/8/44	2,550	3,007
	Oracle Corp.	4.125%	5/15/45	6,600	7,417
	Oracle Corp.	4.000%	7/15/46	9,245	10,253
	Oracle Corp.	4.000%	11/15/47	7,050	7,873
	Oracle Corp.	4.375%	5/15/55	3,315	3,920
	QUALCOMM Inc.	4.650%	5/20/35	3,645	4,313
	QUALCOMM Inc.	4.800%	5/20/45	5,281	6,456
	QUALCOMM Inc.	4.300%	5/20/47	3,750	4,302
	Seagate HDD Cayman	5.750%	12/1/34	1,800	1,894
	Texas Instruments Inc.	3.875%	3/15/39	3,100	3,485
	Texas Instruments Inc.	4.150%	5/15/48	5,000	5,908
	Tyco Electronics Group SA	7.125%	10/1/37	1,500	2,204
	Verisk Analytics Inc.	5.500%	6/15/45	1,175	1,448
	Transportation (1.8%)
[2]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	1,000	1,015
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,090	1,507
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,670	2,345
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,257	3,048
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,112	2,623
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,307	1,684
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,375	1,682
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	3,085	3,564
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,480	2,880
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	3,166	3,685
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,010	2,562
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,575	1,949
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,893	3,449
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,630	4,172
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,867	2,274
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,936	3,213
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,943	3,325
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	1,127
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,015	2,300
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,975	2,048
	Canadian National Railway Co.	6.250%	8/1/34	2,170	2,995
	Canadian National Railway Co.	6.200%	6/1/36	1,332	1,839
	Canadian National Railway Co.	6.375%	11/15/37	515	735

97

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	3.200%	8/2/46	2,575	2,617
	Canadian National Railway Co.	3.650%	2/3/48	2,500	2,727
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,015	1,407
	Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,347
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,119	1,333
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	331
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,345	1,679
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,875	4,188
	CSX Corp.	2.400%	2/15/30	1,500	1,464
	CSX Corp.	6.000%	10/1/36	1,370	1,780
	CSX Corp.	6.150%	5/1/37	2,630	3,483
	CSX Corp.	6.220%	4/30/40	2,230	3,025
	CSX Corp.	5.500%	4/15/41	2,010	2,524
	CSX Corp.	4.750%	5/30/42	1,867	2,186
	CSX Corp.	4.400%	3/1/43	1,275	1,422
	CSX Corp.	4.100%	3/15/44	2,600	2,822
	CSX Corp.	3.800%	11/1/46	2,000	2,073
	CSX Corp.	4.300%	3/1/48	2,925	3,288
	CSX Corp.	4.750%	11/15/48	2,456	2,969
	CSX Corp.	4.500%	3/15/49	600	695
	CSX Corp.	3.950%	5/1/50	1,775	1,915
	CSX Corp.	4.500%	8/1/54	1,700	1,949
	CSX Corp.	4.250%	11/1/66	2,060	2,202
	CSX Corp.	4.650%	3/1/68	1,155	1,317
	FedEx Corp.	4.900%	1/15/34	2,125	2,403
	FedEx Corp.	3.900%	2/1/35	1,495	1,510
	FedEx Corp.	3.875%	8/1/42	1,430	1,375
	FedEx Corp.	4.100%	4/15/43	2,200	2,150
	FedEx Corp.	5.100%	1/15/44	1,598	1,749
	FedEx Corp.	4.100%	2/1/45	1,745	1,678
	FedEx Corp.	4.750%	11/15/45	3,983	4,193
	FedEx Corp.	4.550%	4/1/46	2,628	2,686
	FedEx Corp.	4.400%	1/15/47	2,184	2,195
	FedEx Corp.	4.050%	2/15/48	3,825	3,671
	FedEx Corp.	4.950%	10/17/48	2,850	3,097
[2]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	2,000	2,015
	Kansas City Southern	4.300%	5/15/43	1,615	1,756
	Kansas City Southern	4.950%	8/15/45	2,060	2,415
	Kansas City Southern	4.700%	5/1/48	1,545	1,786
	Kansas City Southern	4.200%	11/15/69	650	663
	Norfolk Southern Corp.	2.550%	11/1/29	1	1
	Norfolk Southern Corp.	7.050%	5/1/37	345	483
	Norfolk Southern Corp.	4.837%	10/1/41	2,048	2,424
	Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,732
	Norfolk Southern Corp.	4.450%	6/15/45	1,990	2,281
	Norfolk Southern Corp.	4.650%	1/15/46	1,910	2,249
	Norfolk Southern Corp.	3.942%	11/1/47	743	796
	Norfolk Southern Corp.	4.150%	2/28/48	2,545	2,871
	Norfolk Southern Corp.	4.100%	5/15/49	1,715	1,884
	Norfolk Southern Corp.	3.400%	11/1/49	1,000	989
	Norfolk Southern Corp.	4.050%	8/15/52	2,071	2,272
	Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,721
	Norfolk Southern Corp.	5.100%	8/1/18	925	1,088
	Union Pacific Corp.	3.375%	2/1/35	675	696
	Union Pacific Corp.	3.600%	9/15/37	3,528	3,676
	Union Pacific Corp.	4.375%	9/10/38	1,970	2,247
	Union Pacific Corp.	3.550%	8/15/39	100	104
	Union Pacific Corp.	4.300%	6/15/42	150	167
	Union Pacific Corp.	4.250%	4/15/43	1,700	1,883
	Union Pacific Corp.	4.150%	1/15/45	1,425	1,561
	Union Pacific Corp.	4.050%	11/15/45	2,240	2,418
	Union Pacific Corp.	4.050%	3/1/46	1,300	1,416
	Union Pacific Corp.	3.350%	8/15/46	1,800	1,758
	Union Pacific Corp.	4.000%	4/15/47	2,100	2,291

98

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.300%	3/1/49	2,900	3,318
	Union Pacific Corp.	3.799%	10/1/51	3,471	3,681
	Union Pacific Corp.	3.875%	2/1/55	1,685	1,763
	Union Pacific Corp.	4.800%	9/10/58	100	117
[3]	Union Pacific Corp.	3.839%	3/20/60	4,857	4,859
	Union Pacific Corp.	4.375%	11/15/65	1,950	2,138
	Union Pacific Corp.	4.100%	9/15/67	2,500	2,575
[2]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	474	554
[2]	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	2,586	2,669
[2]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	2,200	2,374
[2]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	1,250	1,249
	United Parcel Service Inc.	6.200%	1/15/38	1,097	1,539
	United Parcel Service Inc.	4.875%	11/15/40	3,145	3,821
	United Parcel Service Inc.	3.625%	10/1/42	2,972	3,072
	United Parcel Service Inc.	3.400%	11/15/46	1,660	1,659
	United Parcel Service Inc.	3.750%	11/15/47	2,794	2,996
	United Parcel Service Inc.	4.250%	3/15/49	3,495	4,042
	United Parcel Service Inc.	3.400%	9/1/49	1,625	1,646
	United Parcel Service of America Inc.	8.375%	4/1/30	550	776
					4,315,122
Utilities (6.0%)
	Electric (5.4%)
	AEP Texas Inc.	3.800%	10/1/47	1,000	1,046
	AEP Texas Inc.	4.150%	5/1/49	500	554
	AEP Texas Inc.	3.450%	1/15/50	1,365	1,364
	AEP Transmission Co. LLC	4.000%	12/1/46	1,250	1,379
	AEP Transmission Co. LLC	3.750%	12/1/47	1,595	1,709
	AEP Transmission Co. LLC	4.250%	9/15/48	1,085	1,244
	AEP Transmission Co. LLC	3.800%	6/15/49	1,000	1,070
	AEP Transmission Co. LLC	3.150%	9/15/49	1,080	1,046
	Alabama Power Co.	6.125%	5/15/38	1,710	2,306
	Alabama Power Co.	6.000%	3/1/39	1,563	2,168
	Alabama Power Co.	3.850%	12/1/42	1,344	1,429
	Alabama Power Co.	4.150%	8/15/44	1,830	2,033
	Alabama Power Co.	3.750%	3/1/45	1,742	1,827
	Alabama Power Co.	4.300%	1/2/46	1,675	1,906
	Alabama Power Co.	3.700%	12/1/47	1,845	1,933
	Alabama Power Co.	4.300%	7/15/48	1,825	2,102
	Ameren Illinois Co.	4.150%	3/15/46	1,752	1,993
	Ameren Illinois Co.	3.700%	12/1/47	2,570	2,723
	Ameren Illinois Co.	4.500%	3/15/49	880	1,081
	Ameren Illinois Co.	3.250%	3/15/50	315	318
	Appalachian Power Co.	7.000%	4/1/38	1,468	2,056
	Appalachian Power Co.	4.400%	5/15/44	1,460	1,641
	Appalachian Power Co.	4.450%	6/1/45	1,208	1,381
	Appalachian Power Co.	4.500%	3/1/49	1,075	1,247
	Arizona Public Service Co.	5.050%	9/1/41	1,380	1,679
	Arizona Public Service Co.	4.500%	4/1/42	1,740	2,001
	Arizona Public Service Co.	4.350%	11/15/45	875	992
	Arizona Public Service Co.	3.750%	5/15/46	1,445	1,503
	Arizona Public Service Co.	4.200%	8/15/48	1,350	1,500
	Arizona Public Service Co.	4.250%	3/1/49	750	846
	Avista Corp.	4.350%	6/1/48	1,300	1,470
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,775	1,812
	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,475	2,639
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,175	1,360
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,875	1,834
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,335	7,343
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,875	3,884
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,315	1,652
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,151	2,532
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,975	2,093
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,325	3,897

99

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Black Hills Corp.	4.350%	5/1/33	1,900	2,082
Black Hills Corp.	4.200%	9/15/46	1,045	1,087
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	955	1,346
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,825	1,882
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,225	1,447
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,125	2,357
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,036	1,213
CenterPoint Energy Inc.	2.950%	3/1/30	1,350	1,327
CenterPoint Energy Inc.	3.700%	9/1/49	200	197
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,302
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,219	1,522
CMS Energy Corp.	4.875%	3/1/44	1,604	1,909
Commonwealth Edison Co.	5.900%	3/15/36	1,970	2,609
Commonwealth Edison Co.	6.450%	1/15/38	1,705	2,422
Commonwealth Edison Co.	3.800%	10/1/42	1,550	1,662
Commonwealth Edison Co.	4.600%	8/15/43	1,165	1,384
Commonwealth Edison Co.	4.700%	1/15/44	1,450	1,749
Commonwealth Edison Co.	3.700%	3/1/45	1,360	1,446
Commonwealth Edison Co.	4.350%	11/15/45	2,345	2,722
Commonwealth Edison Co.	3.650%	6/15/46	2,450	2,570
Commonwealth Edison Co.	3.750%	8/15/47	2,175	2,348
Commonwealth Edison Co.	4.000%	3/1/48	3,300	3,673
Commonwealth Edison Co.	4.000%	3/1/49	845	950
Commonwealth Edison Co.	3.200%	11/15/49	500	496
Connecticut Light & Power Co.	4.300%	4/15/44	2,600	3,052
Connecticut Light & Power Co.	4.000%	4/1/48	2,445	2,801
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	995	1,220
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	870	1,131
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,320	1,774
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,805	2,483
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,252
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,550	2,008
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,080	1,414
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,135	1,259
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,000	2,161
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,649	4,201
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,000	2,333
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,725	2,923
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,750	1,888
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,505	1,829
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	285	322
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	2,151	2,571
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,900	2,137
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,275	1,345
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,275	2,631
Consumers Energy Co.	3.950%	5/15/43	1,405	1,556
Consumers Energy Co.	3.250%	8/15/46	1,850	1,837
Consumers Energy Co.	3.950%	7/15/47	1,135	1,275
Consumers Energy Co.	4.050%	5/15/48	1,314	1,504
Consumers Energy Co.	4.350%	4/15/49	2,225	2,686
Consumers Energy Co.	3.750%	2/15/50	50	55
Consumers Energy Co.	3.100%	8/15/50	800	802
Delmarva Power & Light Co.	4.150%	5/15/45	1,300	1,452
Dominion Energy Inc.	6.300%	3/15/33	1,000	1,300
Dominion Energy Inc.	5.250%	8/1/33	2,010	2,413
Dominion Energy Inc.	5.950%	6/15/35	1,240	1,564
Dominion Energy Inc.	4.900%	8/1/41	1,925	2,235
Dominion Energy Inc.	4.050%	9/15/42	820	859
Dominion Energy Inc.	4.700%	12/1/44	1,620	1,861
Dominion Energy Inc.	4.600%	3/15/49	1,605	1,863
Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,000	1,348
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,000	1,241
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,775	2,388
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,065	1,373

100

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,330	1,568
Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,215	1,578
DTE Electric Co.	4.000%	4/1/43	1,510	1,681
DTE Electric Co.	3.700%	3/15/45	2,850	3,060
DTE Electric Co.	3.700%	6/1/46	2,050	2,202
DTE Electric Co.	3.750%	8/15/47	1,450	1,577
DTE Electric Co.	4.050%	5/15/48	2,400	2,752
DTE Electric Co.	3.950%	3/1/49	200	228
DTE Energy Co.	2.950%	3/1/30	920	910
DTE Energy Co.	6.375%	4/15/33	1,005	1,310
Duke Energy Carolinas LLC	6.450%	10/15/32	1,078	1,471
Duke Energy Carolinas LLC	6.100%	6/1/37	1,756	2,378
Duke Energy Carolinas LLC	6.050%	4/15/38	1,205	1,653
Duke Energy Carolinas LLC	5.300%	2/15/40	3,165	4,074
Duke Energy Carolinas LLC	4.250%	12/15/41	2,020	2,300
Duke Energy Carolinas LLC	4.000%	9/30/42	2,475	2,726
Duke Energy Carolinas LLC	3.750%	6/1/45	1,700	1,814
Duke Energy Carolinas LLC	3.875%	3/15/46	1,650	1,828
Duke Energy Carolinas LLC	3.700%	12/1/47	1,950	2,087
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,210
Duke Energy Carolinas LLC	3.200%	8/15/49	800	789
Duke Energy Corp.	4.800%	12/15/45	1,875	2,214
Duke Energy Corp.	3.750%	9/1/46	5,599	5,719
Duke Energy Corp.	4.200%	6/15/49	2,000	2,186
Duke Energy Florida LLC	6.350%	9/15/37	1,530	2,123
Duke Energy Florida LLC	6.400%	6/15/38	829	1,179
Duke Energy Florida LLC	5.650%	4/1/40	1,400	1,839
Duke Energy Florida LLC	3.850%	11/15/42	1,805	1,941
Duke Energy Florida LLC	3.400%	10/1/46	2,175	2,202
Duke Energy Florida LLC	4.200%	7/15/48	1,600	1,840
Duke Energy Indiana LLC	6.120%	10/15/35	1,206	1,589
Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,690
Duke Energy Indiana LLC	6.450%	4/1/39	950	1,350
Duke Energy Indiana LLC	4.900%	7/15/43	1,680	2,077
Duke Energy Indiana LLC	3.750%	5/15/46	1,900	2,023
Duke Energy Indiana LLC	3.250%	10/1/49	500	501
Duke Energy Ohio Inc.	3.700%	6/15/46	1,275	1,344
Duke Energy Ohio Inc.	4.300%	2/1/49	1,375	1,604
Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,456
Duke Energy Progress LLC	4.100%	5/15/42	1,625	1,805
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,386
Duke Energy Progress LLC	4.375%	3/30/44	925	1,073
Duke Energy Progress LLC	4.150%	12/1/44	1,914	2,144
Duke Energy Progress LLC	4.200%	8/15/45	2,739	3,097
Duke Energy Progress LLC	3.700%	10/15/46	1,681	1,770
Duke Energy Progress LLC	3.600%	9/15/47	1,700	1,770
El Paso Electric Co.	6.000%	5/15/35	725	887
El Paso Electric Co.	5.000%	12/1/44	1,424	1,667
Emera US Finance LP	4.750%	6/15/46	2,943	3,397
Entergy Arkansas LLC	4.200%	4/1/49	50	58
Entergy Louisiana LLC	3.050%	6/1/31	1,105	1,130
Entergy Louisiana LLC	4.000%	3/15/33	2,703	3,034
Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,606
Entergy Louisiana LLC	4.200%	9/1/48	2,100	2,423
Entergy Louisiana LLC	4.200%	4/1/50	645	749
Entergy Mississippi LLC	3.850%	6/1/49	1,400	1,520
Entergy Texas Inc.	4.500%	3/30/39	500	571
Entergy Texas Inc.	3.550%	9/30/49	1,850	1,886
Exelon Corp.	4.950%	6/15/35	1,035	1,193
Exelon Corp.	5.625%	6/15/35	1,993	2,460
Exelon Corp.	5.100%	6/15/45	1,617	1,936
Exelon Corp.	4.450%	4/15/46	2,182	2,461
Exelon Generation Co. LLC	6.250%	10/1/39	306	370
Exelon Generation Co. LLC	5.600%	6/15/42	3,353	3,741

101

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	7.375%	11/15/31	4,786	6,731
	FirstEnergy Corp.	4.850%	7/15/47	4,106	4,874
	Florida Power & Light Co.	5.625%	4/1/34	1,779	2,332
	Florida Power & Light Co.	4.950%	6/1/35	1,005	1,230
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,793
	Florida Power & Light Co.	5.950%	2/1/38	2,140	2,929
	Florida Power & Light Co.	5.960%	4/1/39	1,830	2,575
	Florida Power & Light Co.	5.690%	3/1/40	1,415	1,913
	Florida Power & Light Co.	5.250%	2/1/41	1,650	2,129
	Florida Power & Light Co.	4.125%	2/1/42	1,975	2,242
	Florida Power & Light Co.	4.050%	6/1/42	2,067	2,327
	Florida Power & Light Co.	3.800%	12/15/42	1,705	1,874
	Florida Power & Light Co.	4.050%	10/1/44	1,582	1,811
	Florida Power & Light Co.	3.700%	12/1/47	1,200	1,321
	Florida Power & Light Co.	3.950%	3/1/48	2,235	2,527
	Florida Power & Light Co.	4.125%	6/1/48	2,100	2,437
	Florida Power & Light Co.	3.990%	3/1/49	1,000	1,140
	Florida Power & Light Co.	3.150%	10/1/49	2,250	2,242
	Georgia Power Co.	4.750%	9/1/40	2,570	2,910
	Georgia Power Co.	4.300%	3/15/42	2,385	2,582
	Georgia Power Co.	4.300%	3/15/43	1,210	1,305
	Iberdrola International BV	6.750%	7/15/36	1,565	2,163
	Indiana Michigan Power Co.	6.050%	3/15/37	1,590	2,089
	Indiana Michigan Power Co.	4.550%	3/15/46	1,830	2,130
	Indiana Michigan Power Co.	3.750%	7/1/47	1,915	2,001
	Indiana Michigan Power Co.	4.250%	8/15/48	825	938
	Interstate Power & Light Co.	6.250%	7/15/39	1,764	2,319
	Interstate Power & Light Co.	3.700%	9/15/46	650	663
	ITC Holdings Corp.	5.300%	7/1/43	1,425	1,738
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,520	2,931
	Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,609
	Kansas City Power & Light Co.	4.200%	6/15/47	810	929
	Kansas City Power & Light Co.	4.200%	3/15/48	1,300	1,493
	Kansas City Power & Light Co.	4.125%	4/1/49	1,175	1,347
	Kentucky Utilities Co.	5.125%	11/1/40	2,565	3,191
	Kentucky Utilities Co.	4.375%	10/1/45	1,425	1,649
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,455	2,798
	MidAmerican Energy Co.	6.750%	12/30/31	865	1,205
	MidAmerican Energy Co.	5.750%	11/1/35	955	1,254
	MidAmerican Energy Co.	5.800%	10/15/36	655	862
	MidAmerican Energy Co.	4.800%	9/15/43	1,415	1,729
	MidAmerican Energy Co.	4.400%	10/15/44	1,320	1,550
	MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,853
	MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,801
	MidAmerican Energy Co.	3.650%	8/1/48	2,274	2,452
	MidAmerican Energy Co.	4.250%	7/15/49	2,296	2,752
	Mississippi Power Co.	4.250%	3/15/42	1,325	1,412
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,125	1,660
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,950	3,325
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,500	1,786
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	2,000	2,373
	Nevada Power Co.	6.650%	4/1/36	775	1,062
	Nevada Power Co.	6.750%	7/1/37	970	1,369
	Northern States Power Co.	6.250%	6/1/36	900	1,235
	Northern States Power Co.	6.200%	7/1/37	1,250	1,729
	Northern States Power Co.	5.350%	11/1/39	1,150	1,497
	Northern States Power Co.	4.125%	5/15/44	1,100	1,267
	Northern States Power Co.	4.000%	8/15/45	1,910	2,119
	Northern States Power Co.	3.600%	5/15/46	1,475	1,556
	Northern States Power Co.	2.900%	3/1/50	2,050	1,955
	NorthWestern Corp.	4.176%	11/15/44	1,480	1,627
	NSTAR Electric Co.	5.500%	3/15/40	1,290	1,646
	NSTAR Electric Co.	4.400%	3/1/44	810	933
	Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,453

102

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oglethorpe Power Corp.	5.375%	11/1/40	1,830	2,207
Oglethorpe Power Corp.	5.250%	9/1/50	440	527
Ohio Edison Co.	6.875%	7/15/36	1,360	1,898
Ohio Power Co.	4.150%	4/1/48	1,410	1,607
Ohio Power Co.	4.000%	6/1/49	1,525	1,713
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	1,081
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,220	1,265
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,230
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,657
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,603
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,837
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,270	1,497
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,159
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	2,033
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,188
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,739
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,625	1,778
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,250	1,237
PacifiCorp	7.700%	11/15/31	1,000	1,470
PacifiCorp	5.250%	6/15/35	1,240	1,528
PacifiCorp	6.100%	8/1/36	670	900
PacifiCorp	5.750%	4/1/37	2,028	2,649
PacifiCorp	6.250%	10/15/37	1,649	2,309
PacifiCorp	6.350%	7/15/38	1,165	1,635
PacifiCorp	6.000%	1/15/39	2,400	3,270
PacifiCorp	4.100%	2/1/42	960	1,064
PacifiCorp	4.125%	1/15/49	2,115	2,410
PacifiCorp	4.150%	2/15/50	2,000	2,294
PECO Energy Co.	5.950%	10/1/36	1,140	1,539
PECO Energy Co.	3.700%	9/15/47	150	160
PECO Energy Co.	3.900%	3/1/48	1,400	1,551
PECO Energy Co.	3.000%	9/15/49	500	476
Potomac Electric Power Co.	6.500%	11/15/37	2,120	2,995
Potomac Electric Power Co.	4.150%	3/15/43	2,540	2,849
PPL Capital Funding Inc.	4.700%	6/1/43	1,281	1,419
PPL Capital Funding Inc.	5.000%	3/15/44	1,049	1,204
PPL Capital Funding Inc.	4.000%	9/15/47	1,050	1,068
PPL Electric Utilities Corp.	6.250%	5/15/39	565	789
PPL Electric Utilities Corp.	4.750%	7/15/43	150	180
PPL Electric Utilities Corp.	4.125%	6/15/44	870	972
PPL Electric Utilities Corp.	4.150%	10/1/45	1,525	1,715
PPL Electric Utilities Corp.	3.950%	6/1/47	2,100	2,301
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	2,057
Progress Energy Inc.	7.750%	3/1/31	2,315	3,236
Progress Energy Inc.	7.000%	10/30/31	125	169
Progress Energy Inc.	6.000%	12/1/39	1,725	2,238
PSEG Power LLC	8.625%	4/15/31	1,840	2,562
Public Service Co. of Colorado	6.500%	8/1/38	500	718
Public Service Co. of Colorado	3.600%	9/15/42	1,980	2,080
Public Service Co. of Colorado	4.300%	3/15/44	1,075	1,251
Public Service Co. of Colorado	3.800%	6/15/47	2,150	2,363
Public Service Co. of Colorado	4.100%	6/15/48	2,075	2,359
Public Service Co. of Colorado	4.050%	9/15/49	1,880	2,142
Public Service Co. of New Hampshire	3.600%	7/1/49	1,000	1,056
Public Service Electric & Gas Co.	5.800%	5/1/37	1,648	2,178
Public Service Electric & Gas Co.	3.950%	5/1/42	1,485	1,639
Public Service Electric & Gas Co.	3.650%	9/1/42	1,870	1,977
Public Service Electric & Gas Co.	3.800%	3/1/46	2,272	2,475
Public Service Electric & Gas Co.	3.600%	12/1/47	1,235	1,324
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	1,155
Public Service Electric & Gas Co.	3.850%	5/1/49	1,500	1,668
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,343
Puget Sound Energy Inc.	5.757%	10/1/39	1,111	1,472
Puget Sound Energy Inc.	5.795%	3/15/40	800	1,067

103

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,314
Puget Sound Energy Inc.	4.300%	5/20/45	1,685	1,943
Puget Sound Energy Inc.	4.223%	6/15/48	2,025	2,297
Puget Sound Energy Inc.	3.250%	9/15/49	1,300	1,296
San Diego Gas & Electric Co.	6.000%	6/1/39	560	717
San Diego Gas & Electric Co.	4.500%	8/15/40	1,810	2,004
San Diego Gas & Electric Co.	3.750%	6/1/47	1,910	1,949
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,478
Southern California Edison Co.	6.000%	1/15/34	1,185	1,470
Southern California Edison Co.	5.750%	4/1/35	1,070	1,300
Southern California Edison Co.	5.350%	7/15/35	1,095	1,299
Southern California Edison Co.	5.625%	2/1/36	2,015	2,444
Southern California Edison Co.	5.550%	1/15/37	690	829
Southern California Edison Co.	5.950%	2/1/38	1,240	1,577
Southern California Edison Co.	6.050%	3/15/39	1,475	1,922
Southern California Edison Co.	5.500%	3/15/40	330	401
Southern California Edison Co.	4.500%	9/1/40	1,605	1,754
Southern California Edison Co.	4.050%	3/15/42	3,240	3,341
Southern California Edison Co.	3.900%	3/15/43	1,825	1,856
Southern California Edison Co.	4.650%	10/1/43	1,840	2,063
Southern California Edison Co.	3.600%	2/1/45	1,815	1,768
Southern California Edison Co.	4.000%	4/1/47	4,320	4,513
Southern California Edison Co.	4.125%	3/1/48	4,240	4,485
Southern California Edison Co.	4.875%	3/1/49	2,325	2,739
Southern Co.	4.250%	7/1/36	1,725	1,856
Southern Co.	4.400%	7/1/46	3,101	3,427
Southern Power Co.	5.150%	9/15/41	1,145	1,301
Southern Power Co.	5.250%	7/15/43	1,055	1,196
Southern Power Co.	4.950%	12/15/46	1,400	1,541
Southwestern Electric Power Co.	6.200%	3/15/40	810	1,069
Southwestern Electric Power Co.	3.900%	4/1/45	1,290	1,332
Southwestern Electric Power Co.	3.850%	2/1/48	1,355	1,393
Southwestern Public Service Co.	4.500%	8/15/41	1,196	1,395
Southwestern Public Service Co.	3.400%	8/15/46	2,400	2,392
Southwestern Public Service Co.	3.700%	8/15/47	1,025	1,072
Southwestern Public Service Co.	4.400%	11/15/48	1,650	1,925
Southwestern Public Service Co.	3.750%	6/15/49	825	879
Tampa Electric Co.	4.100%	6/15/42	1,325	1,442
Tampa Electric Co.	4.350%	5/15/44	685	775
Tampa Electric Co.	4.300%	6/15/48	1,500	1,737
Tampa Electric Co.	4.450%	6/15/49	575	681
Tampa Electric Co.	3.625%	6/15/50	900	953
Toledo Edison Co.	6.150%	5/15/37	685	925
Tucson Electric Power Co.	4.850%	12/1/48	1,205	1,470
Union Electric Co.	5.300%	8/1/37	1,490	1,853
Union Electric Co.	8.450%	3/15/39	1,240	2,021
Union Electric Co.	3.900%	9/15/42	1,600	1,731
Union Electric Co.	3.650%	4/15/45	1,035	1,084
Union Electric Co.	4.000%	4/1/48	1,200	1,344
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,136
Virginia Electric & Power Co.	6.000%	5/15/37	2,280	3,021
Virginia Electric & Power Co.	6.350%	11/30/37	1,525	2,110
Virginia Electric & Power Co.	8.875%	11/15/38	1,845	3,109
Virginia Electric & Power Co.	4.000%	1/15/43	2,425	2,636
Virginia Electric & Power Co.	4.650%	8/15/43	1,510	1,812
Virginia Electric & Power Co.	4.450%	2/15/44	2,051	2,376
Virginia Electric & Power Co.	4.200%	5/15/45	1,023	1,165
Virginia Electric & Power Co.	4.000%	11/15/46	1,849	2,030
Virginia Electric & Power Co.	3.800%	9/15/47	1,825	1,973
Virginia Electric & Power Co.	4.600%	12/1/48	2,050	2,488
Virginia Electric & Power Co.	3.300%	12/1/49	1,665	1,678
Westar Energy Inc.	4.125%	3/1/42	1,305	1,454
Westar Energy Inc.	4.100%	4/1/43	1,865	2,076
Westar Energy Inc.	4.250%	12/1/45	1,530	1,742

104

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Electric Power Co.	5.625%	5/15/33	605	773
Wisconsin Electric Power Co.	5.700%	12/1/36	725	945
Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	1,211
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,212
Wisconsin Public Service Corp.	3.671%	12/1/42	1,415	1,478
Wisconsin Public Service Corp.	4.752%	11/1/44	1,619	1,975
Xcel Energy Inc.	6.500%	7/1/36	500	682
Xcel Energy Inc.	3.500%	12/1/49	425	433
Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,832
Atmos Energy Corp.	4.150%	1/15/43	2,010	2,250
Atmos Energy Corp.	4.125%	10/15/44	4,255	4,770
Atmos Energy Corp.	4.125%	3/15/49	900	1,034
Atmos Energy Corp.	3.375%	9/15/49	500	505
CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	1,222
CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,100	1,151
KeySpan Corp.	5.803%	4/1/35	1,000	1,209
NiSource Finance Corp.	5.950%	6/15/41	1,535	1,961
NiSource Finance Corp.	5.250%	2/15/43	2,250	2,724
NiSource Finance Corp.	4.800%	2/15/44	2,175	2,494
NiSource Finance Corp.	5.650%	2/1/45	1,050	1,341
NiSource Finance Corp.	4.375%	5/15/47	3,555	3,966
NiSource Finance Corp.	3.950%	3/30/48	1,352	1,420
ONE Gas Inc.	4.658%	2/1/44	2,000	2,385
ONE Gas Inc.	4.500%	11/1/48	900	1,072
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	959
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,075	1,062
Sempra Energy	3.800%	2/1/38	3,055	3,180
Sempra Energy	6.000%	10/15/39	2,626	3,410
Sempra Energy	4.000%	2/1/48	3,135	3,255
Southern California Gas Co.	5.125%	11/15/40	225	271
Southern California Gas Co.	3.750%	9/15/42	1,550	1,618
Southern California Gas Co.	4.125%	6/1/48	1,450	1,601
Southern California Gas Co.	4.300%	1/15/49	600	679
Southern California Gas Co.	3.950%	2/15/50	1,100	1,232
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,420	3,049
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,580	1,714
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	996
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,450	1,585
Southwest Gas Corp.	3.800%	9/29/46	1,000	1,024
Southwest Gas Corp.	4.150%	6/1/49	875	957
Washington Gas Light Co.	3.796%	9/15/46	1,000	1,041
Washington Gas Light Co.	3.650%	9/15/49	550	553
Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	1,953	2,772
American Water Capital Corp.	4.300%	12/1/42	1,300	1,456
American Water Capital Corp.	4.300%	9/1/45	1,150	1,306
American Water Capital Corp.	4.000%	12/1/46	425	460
American Water Capital Corp.	3.750%	9/1/47	2,176	2,288
American Water Capital Corp.	4.200%	9/1/48	2,850	3,213
American Water Capital Corp.	4.150%	6/1/49	1,730	1,938
Aqua America Inc.	4.276%	5/1/49	1,400	1,553
Veolia Environnement SA	6.750%	6/1/38	522	719
				745,350
Total Corporate Bonds (Cost $5,415,623)				6,109,802
Sovereign Bonds (4.2%)
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,575	2,855
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,250	1,182
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	556
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	1,945	2,377
Ecopetrol SA	7.375%	9/18/43	2,525	3,409

105

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecopetrol SA	5.875%	5/28/45	6,799	7,989
	Equinor ASA	5.100%	8/17/40	4,319	5,504
	Equinor ASA	4.250%	11/23/41	2,275	2,633
	Equinor ASA	3.950%	5/15/43	3,520	3,923
	Equinor ASA	4.800%	11/8/43	2,940	3,705
	Equinor ASA	3.250%	11/18/49	1,500	1,506
	European Investment Bank	4.875%	2/15/36	3,390	4,549
	Hydro-Quebec	9.375%	4/15/30	1,322	2,054
	Inter-American Development Bank	3.875%	10/28/41	1,580	1,938
	Inter-American Development Bank	3.200%	8/7/42	1,536	1,715
	Inter-American Development Bank	4.375%	1/24/44	958	1,267
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,225	1,597
[4]	KFW	0.000%	4/18/36	4,595	3,136
[4]	KFW	0.000%	6/29/37	3,690	2,457
	Nexen Energy ULC	7.875%	3/15/32	1,550	2,235
	Nexen Energy ULC	5.875%	3/10/35	2,069	2,629
	Nexen Energy ULC	6.400%	5/15/37	1,630	2,242
	Nexen Energy ULC	7.500%	7/30/39	3,039	4,724
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	1,950	2,182
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	3,690	5,461
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	2,750	2,953
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	11,770	14,153
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	7,540	8,878
[3]	Petroleos Mexicanos	6.840%	1/23/30	12,461	13,343
	Petroleos Mexicanos	6.625%	6/15/35	8,417	8,554
	Petroleos Mexicanos	6.625%	6/15/38	2,450	2,397
	Petroleos Mexicanos	6.500%	6/2/41	4,246	4,216
	Petroleos Mexicanos	5.500%	6/27/44	2,725	2,433
	Petroleos Mexicanos	6.375%	1/23/45	5,685	5,488
	Petroleos Mexicanos	5.625%	1/23/46	5,931	5,336
	Petroleos Mexicanos	6.750%	9/21/47	18,512	18,524
	Petroleos Mexicanos	6.350%	2/12/48	9,405	9,073
[3]	Petroleos Mexicanos	7.690%	1/23/50	22,753	24,837
	Province of British Columbia	7.250%	9/1/36	990	1,551
	Republic of Chile	3.625%	10/30/42	3,200	3,444
	Republic of Chile	3.860%	6/21/47	3,145	3,490
[2]	Republic of Chile	3.500%	1/25/50	3,150	3,264
	Republic of Colombia	10.375%	1/28/33	2,000	3,215
	Republic of Colombia	7.375%	9/18/37	4,602	6,549
	Republic of Colombia	6.125%	1/18/41	8,625	11,098
[2]	Republic of Colombia	5.625%	2/26/44	8,565	10,563
[2]	Republic of Colombia	5.000%	6/15/45	14,085	16,259
	Republic of Colombia	5.200%	5/15/49	3,050	3,639
	Republic of Hungary	7.625%	3/29/41	3,928	6,433
	Republic of Indonesia	4.350%	1/11/48	6,530	7,224
	Republic of Indonesia	5.350%	2/11/49	3,450	4,447
	Republic of Indonesia	3.700%	10/30/49	2,700	2,740
	Republic of Italy	5.375%	6/15/33	4,003	4,585
	Republic of Italy	4.000%	10/17/49	8,050	7,635
	Republic of Korea	4.125%	6/10/44	4,138	5,030
	Republic of Korea	3.875%	9/20/48	1,499	1,786
[2]	Republic of Panama	3.160%	1/23/30	500	515
[2]	Republic of Panama	6.700%	1/26/36	6,461	9,053
[2]	Republic of Panama	4.500%	5/15/47	5,010	5,962
[2]	Republic of Panama	4.500%	4/16/50	5,157	6,111
[2]	Republic of Panama	4.300%	4/29/53	5,250	6,123
[2]	Republic of Panama	3.870%	7/23/60	1,950	2,096
	Republic of Peru	2.844%	6/20/30	1,925	1,991
	Republic of Peru	8.750%	11/21/33	6,225	10,265
[2]	Republic of Peru	6.550%	3/14/37	4,492	6,562
	Republic of Peru	5.625%	11/18/50	7,516	10,904
	Republic of the Philippines	9.500%	2/2/30	5,692	9,079
	Republic of the Philippines	7.750%	1/14/31	5,875	8,680
	Republic of the Philippines	6.375%	1/15/32	3,375	4,594

106

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of the Philippines	6.375%	10/23/34	6,383	9,064
Republic of the Philippines	5.000%	1/13/37	3,875	4,945
Republic of the Philippines	3.950%	1/20/40	6,077	6,933
Republic of the Philippines	3.700%	3/1/41	4,722	5,348
Republic of the Philippines	3.700%	2/2/42	6,315	7,114
State of Israel	4.500%	1/30/43	5,520	6,574
State of Israel	4.125%	1/17/48	3,125	3,566
United Mexican States	8.300%	8/15/31	2,950	4,365
United Mexican States	7.500%	4/8/33	2,407	3,393
United Mexican States	6.750%	9/27/34	7,447	10,169
United Mexican States	6.050%	1/11/40	9,549	12,372
United Mexican States	4.750%	3/8/44	20,106	22,136
United Mexican States	5.550%	1/21/45	4,845	5,937
United Mexican States	4.600%	1/23/46	9,601	10,350
United Mexican States	4.350%	1/15/47	4,578	4,793
United Mexican States	4.600%	2/10/48	7,482	8,119
[2] United Mexican States	4.500%	1/31/50	3,600	3,894
United Mexican States	5.750%	10/12/10	5,570	6,551
Total Sovereign Bonds (Cost $467,009)				514,520
Taxable Municipal Bonds (3.3%)
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,612
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	1,051
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	645	1,009
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	550	763
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,428
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	450	601
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,070	3,544
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,603
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	3,675	5,613
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,790	4,529
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,715	2,768
California GO	7.700%	11/1/30	1,260	1,320
California GO	4.500%	4/1/33	2,575	2,896
California GO	7.500%	4/1/34	7,080	10,661
California GO	7.950%	3/1/36	1,450	1,464
California GO	4.600%	4/1/38	1,925	2,133
California GO	7.550%	4/1/39	6,495	10,418
California GO	7.300%	10/1/39	5,405	8,254
California GO	7.350%	11/1/39	1,700	2,611
California GO	7.625%	3/1/40	4,165	6,669
California GO	7.600%	11/1/40	9,585	15,822
California State University Systemwide Revenue	3.899%	11/1/47	1,000	1,094
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	1,052
Chicago IL GO	7.045%	1/1/29	800	878
Chicago IL GO	7.375%	1/1/33	1,000	1,198
Chicago IL GO	5.432%	1/1/42	900	929
Chicago IL GO	6.314%	1/1/44	1,200	1,364
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,045	2,676
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	950	1,366
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	362

107

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,450	1,898
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	5,150	6,957
Clark County NV Airport System Revenue	6.820%	7/1/45	1,450	2,285
Commonwealth Financing Authority Pennsylvania Revenue	4.014%	6/1/33	1,300	1,434
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	1,073
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	1,039
Connecticut GO	5.632%	12/1/29	1,500	1,821
Connecticut GO	5.090%	10/1/30	750	863
Connecticut GO	5.850%	3/15/32	2,550	3,284
Cook County IL GO	6.229%	11/15/34	1,050	1,374
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,120
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,445	2,059
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	2,003
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,311
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,570
Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	950	938
Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,361
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,239
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,275	1,675
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,325	1,818
George Washington University	4.300%	9/15/44	2,265	2,621
George Washington University	4.868%	9/15/45	200	250
George Washington University	4.126%	9/15/48	2,525	2,909
Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	3,855	5,191
Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,148	4,336
Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	845	1,142
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	1,121
Houston TX GO	6.290%	3/1/32	2,570	3,099
Houston TX GO	3.961%	3/1/47	950	1,050
Illinois GO	5.100%	6/1/33	24,365	26,266
Illinois GO	6.630%	2/1/35	1,770	2,075
Illinois GO	6.725%	4/1/35	1,500	1,761
Illinois GO	7.350%	7/1/35	855	1,038
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,217
JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,231
Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,075	1,270
Los Angeles CA Community College District GO	6.750%	8/1/49	2,140	3,513
Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,025	1,379
Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	625	638
Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,462
Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,625	2,608
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,120	5,276
Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	4,225
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,324
Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,085
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,293

108

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,134
Massachusetts GO	4.500%	8/1/31	1,200	1,391
Massachusetts GO	5.456%	12/1/39	3,035	3,939
Massachusetts GO	2.813%	9/1/43	1,320	1,256
Massachusetts GO	2.900%	9/1/49	1,250	1,180
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,405	1,855
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	950	950
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,240	1,619
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,429
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,330	2,143
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,718
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	925	921
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,650	1,646
Mississippi GO	5.245%	11/1/34	1,100	1,365
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,471
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	2,275	2,266
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	1,450	1,438
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,910	2,521
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,865
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,260	9,547
New York City NY GO	5.206%	10/1/31	1,070	1,268
New York City NY GO	6.646%	12/1/31	400	417
New York City NY GO	6.246%	6/1/35	1,075	1,092
New York City NY GO	5.517%	10/1/37	1,175	1,509
New York City NY GO	6.271%	12/1/37	1,450	2,012
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,366
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	170	173
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	680	691
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,452
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,154
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,480	2,145
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	1,460	2,007
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,645	2,396
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	24
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	1,525	1,895
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,176
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,452
New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	540	767

109

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,150	3,364
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	901
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,615	3,711
New York State Dormitory Authority Revenue	3.142%	7/1/43	350	347
New York State Dormitory Authority Revenue (Personal Income Tax)	5.427%	3/15/39	500	610
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,251
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,320	1,671
New York State Thruway Authority	2.900%	1/1/35	900	897
New York State Thruway Authority	3.500%	1/1/42	1,100	1,096
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	1,275	1,370
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,675	2,031
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,835	4,448
NYU Langone Hospitals	5.750%	7/1/43	925	1,228
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	2,772
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,276
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,782	2,259
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,313
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,572
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,466
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,695	2,263
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,625	2,169
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	2,375	3,068
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	969
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	762
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,220	1,580
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	7,095	8,696
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,575	1,984
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	1,635	1,555
Princeton University	5.700%	3/1/39	2,215	3,073
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,010	1,465
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,545
Rutgers State University New Jersey Revenue	3.915%	5/1/19	700	689
Rutgers The State University of New Jersey	3.270%	5/1/43	400	396
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	2,190	2,159
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,050	1,058
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,650	1,917
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,520	1,891
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,170
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,450	1,994
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,420
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,015	1,465
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	2,838
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,189
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,388
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,834
South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	1,912
Texas GO	5.517%	4/1/39	3,290	4,441
Texas GO	3.211%	4/1/44	1,300	1,313

110

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,575
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,163
University of California Regents Medical Center Revenue	6.548%	5/15/48	1,350	1,949
University of California Regents Medical Center Revenue	6.583%	5/15/49	1,075	1,548
University of California Revenue	4.601%	5/15/31	1,000	1,143
University of California Revenue	5.770%	5/15/43	2,890	3,830
University of California Revenue	4.131%	5/15/45	1,500	1,649
University of California Revenue	5.946%	5/15/45	1,275	1,709
University of California Revenue	4.858%	5/15/12	2,675	3,298
University of Nebraska Student Fee Revenue	3.037%	10/1/49	600	580
University of Pittsburgh-of the Commonwealth System of Higher Education	3.555%	9/15/19	1,475	1,430
University of Southern California	5.250%	10/1/11	1,000	1,408
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,190	1,254
University of Texas Revenue	3.354%	8/15/47	1,000	1,042
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,075	1,333
University of Virginia Revenue	4.179%	9/1/17	1,025	1,211
Washington GO	5.140%	8/1/40	1,285	1,640
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,764
Total Taxable Municipal Bonds (Cost $339,452)				413,152

			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[5] Vanguard Market Liquidity Fund (Cost $25,308)	1.816%		253,053	25,308
Total Investments (99.3%) (Cost $11,031,388)				12,326,887
Other Assets and Liabilities—Net (0.7%)				85,050
Net Assets (100%)				12,411,937

1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $164,716,000, representing 1.3% of net assets.
4	Guaranteed by the Federal Republic of Germany.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

111

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All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA3140 022020

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.5%)
U.S. Government Securities (42.0%)
United States Treasury Note/Bond	8.500%	2/15/20	15,275	15,390
United States Treasury Note/Bond	8.750%	5/15/20	70	72
United States Treasury Note/Bond	1.500%	8/15/20	4	4
United States Treasury Note/Bond	8.750%	8/15/20	192,190	200,327
United States Treasury Note/Bond	2.625%	8/31/20	3	3
United States Treasury Note/Bond	2.750%	9/30/20	41	41
United States Treasury Note/Bond	1.625%	10/15/20	2	2
United States Treasury Note/Bond	1.375%	10/31/20	2	2
United States Treasury Note/Bond	1.750%	10/31/20	2	2
United States Treasury Note/Bond	2.875%	10/31/20	43	43
United States Treasury Note/Bond	2.625%	11/15/20	4	4
United States Treasury Note/Bond	2.750%	11/30/20	11	11
United States Treasury Note/Bond	1.875%	12/15/20	97,985	98,200
United States Treasury Note/Bond	2.500%	12/31/20	5	5
United States Treasury Note/Bond	2.000%	1/15/21	601,018	603,176
United States Treasury Note/Bond	1.375%	1/31/21	467,607	466,218
United States Treasury Note/Bond	2.125%	1/31/21	114,586	115,159
United States Treasury Note/Bond	2.500%	1/31/21	277,518	280,032
United States Treasury Note/Bond	2.250%	2/15/21	482,194	485,357
United States Treasury Note/Bond	3.625%	2/15/21	470,391	480,608
United States Treasury Note/Bond	7.875%	2/15/21	209,734	223,990
United States Treasury Note/Bond	1.125%	2/28/21	148,979	148,094
United States Treasury Note/Bond	2.000%	2/28/21	420,083	421,855
United States Treasury Note/Bond	2.500%	2/28/21	223,389	225,587
United States Treasury Note/Bond	2.375%	3/15/21	608,208	613,341
United States Treasury Note/Bond	1.250%	3/31/21	751,288	747,764
United States Treasury Note/Bond	2.250%	3/31/21	553,069	557,217
United States Treasury Note/Bond	2.375%	4/15/21	445,074	449,315
United States Treasury Note/Bond	1.375%	4/30/21	192,710	192,109
United States Treasury Note/Bond	2.250%	4/30/21	469,139	473,023
United States Treasury Note/Bond	2.625%	5/15/21	524,973	532,107
United States Treasury Note/Bond	3.125%	5/15/21	396,010	403,994
United States Treasury Note/Bond	8.125%	5/15/21	110	120
United States Treasury Note/Bond	1.375%	5/31/21	725,253	722,874
United States Treasury Note/Bond	2.000%	5/31/21	263,914	265,315
United States Treasury Note/Bond	2.125%	5/31/21	223,443	225,014
United States Treasury Note/Bond	2.625%	6/15/21	361,111	366,304
United States Treasury Note/Bond	1.125%	6/30/21	363,189	360,636
United States Treasury Note/Bond	1.625%	6/30/21	270,938	270,981
United States Treasury Note/Bond	2.125%	6/30/21	344,450	347,088
United States Treasury Note/Bond	2.625%	7/15/21	321,986	326,916
United States Treasury Note/Bond	1.125%	7/31/21	557,810	553,537
United States Treasury Note/Bond	1.750%	7/31/21	372,818	373,634
United States Treasury Note/Bond	2.250%	7/31/21	249,925	252,384
[1] United States Treasury Note/Bond	2.125%	8/15/21	113,948	114,873
United States Treasury Note/Bond	2.750%	8/15/21	741,294	754,615
United States Treasury Note/Bond	8.125%	8/15/21	35,690	39,376
United States Treasury Note/Bond	1.125%	8/31/21	227,781	225,965
United States Treasury Note/Bond	1.500%	8/31/21	97,350	97,183
United States Treasury Note/Bond	2.000%	8/31/21	408,715	411,335
United States Treasury Note/Bond	2.750%	9/15/21	524,387	534,382
United States Treasury Note/Bond	1.125%	9/30/21	627,836	622,638
United States Treasury Note/Bond	1.500%	9/30/21	174,676	174,376
United States Treasury Note/Bond	2.125%	9/30/21	365,066	368,260
United States Treasury Note/Bond	2.875%	10/15/21	284,148	290,453
United States Treasury Note/Bond	1.250%	10/31/21	607,894	604,095
United States Treasury Note/Bond	1.500%	10/31/21	505,672	504,883
United States Treasury Note/Bond	2.000%	10/31/21	278,940	280,946
United States Treasury Note/Bond	2.000%	11/15/21	331,482	334,021
United States Treasury Note/Bond	2.875%	11/15/21	771,193	789,270
United States Treasury Note/Bond	1.500%	11/30/21	66,686	66,582

1

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	11/30/21	132,807	133,180
United States Treasury Note/Bond	1.875%	11/30/21	207,760	208,896
United States Treasury Note/Bond	2.625%	12/15/21	254,123	259,086
United States Treasury Note/Bond	1.625%	12/31/21	164,145	164,324
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,477
United States Treasury Note/Bond	2.125%	12/31/21	193,135	195,097
United States Treasury Note/Bond	2.500%	1/15/22	553,972	563,755
United States Treasury Note/Bond	1.500%	1/31/22	228,760	228,367
United States Treasury Note/Bond	1.875%	1/31/22	435,482	437,929
United States Treasury Note/Bond	2.000%	2/15/22	273,916	276,099
United States Treasury Note/Bond	2.500%	2/15/22	626,278	638,021
United States Treasury Note/Bond	1.750%	2/28/22	964,382	967,545
United States Treasury Note/Bond	1.875%	2/28/22	531,386	534,543
United States Treasury Note/Bond	2.375%	3/15/22	878,400	893,227
United States Treasury Note/Bond	1.750%	3/31/22	215,000	215,740
United States Treasury Note/Bond	1.875%	3/31/22	474,650	477,541
United States Treasury Note/Bond	2.250%	4/15/22	783,400	794,665
United States Treasury Note/Bond	1.750%	4/30/22	240,880	241,709
United States Treasury Note/Bond	1.875%	4/30/22	372,882	375,213
United States Treasury Note/Bond	1.750%	5/15/22	25,000	25,082
United States Treasury Note/Bond	2.125%	5/15/22	630,008	637,587
United States Treasury Note/Bond	1.750%	5/31/22	982,325	985,852
United States Treasury Note/Bond	1.875%	5/31/22	207,115	208,474
United States Treasury Note/Bond	1.750%	6/15/22	668,810	671,211
United States Treasury Note/Bond	1.750%	6/30/22	295,289	296,396
United States Treasury Note/Bond	2.125%	6/30/22	227,735	230,652
United States Treasury Note/Bond	1.750%	7/15/22	264,747	265,658
United States Treasury Note/Bond	1.875%	7/31/22	507,257	510,585
United States Treasury Note/Bond	2.000%	7/31/22	227,600	229,840
United States Treasury Note/Bond	1.500%	8/15/22	755,098	753,090
United States Treasury Note/Bond	1.625%	8/15/22	261,980	262,103
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,447
United States Treasury Note/Bond	1.625%	8/31/22	416,750	416,879
United States Treasury Note/Bond	1.875%	8/31/22	293,813	295,834
United States Treasury Note/Bond	1.500%	9/15/22	206,742	206,161
United States Treasury Note/Bond	1.750%	9/30/22	363,140	364,444
United States Treasury Note/Bond	1.875%	9/30/22	459,345	462,648
United States Treasury Note/Bond	1.375%	10/15/22	862,560	856,902
United States Treasury Note/Bond	1.875%	10/31/22	354,240	356,677
United States Treasury Note/Bond	2.000%	10/31/22	604,025	610,349
United States Treasury Note/Bond	1.625%	11/15/22	808,480	808,731
United States Treasury Note/Bond	2.000%	11/30/22	665,725	672,795
United States Treasury Note/Bond	1.625%	12/15/22	689,585	689,909
United States Treasury Note/Bond	2.125%	12/31/22	807,125	818,982
United States Treasury Note/Bond	1.750%	1/31/23	302,602	303,737
United States Treasury Note/Bond	2.375%	1/31/23	472,400	483,029
United States Treasury Note/Bond	2.000%	2/15/23	70,831	71,617
United States Treasury Note/Bond	7.125%	2/15/23	163,535	190,953
United States Treasury Note/Bond	1.500%	2/28/23	322,416	321,107
United States Treasury Note/Bond	2.625%	2/28/23	319,461	329,195
United States Treasury Note/Bond	1.500%	3/31/23	485,850	483,877
United States Treasury Note/Bond	2.500%	3/31/23	485,701	498,907
United States Treasury Note/Bond	1.625%	4/30/23	108,332	108,265
United States Treasury Note/Bond	2.750%	4/30/23	234,973	243,380
United States Treasury Note/Bond	1.750%	5/15/23	763,728	766,233
United States Treasury Note/Bond	1.625%	5/31/23	367,450	367,277
United States Treasury Note/Bond	2.750%	5/31/23	186,365	193,121
United States Treasury Note/Bond	1.375%	6/30/23	275,345	272,850
United States Treasury Note/Bond	2.625%	6/30/23	254,388	262,854
United States Treasury Note/Bond	1.250%	7/31/23	165,261	162,937
United States Treasury Note/Bond	2.750%	7/31/23	355,760	369,268
United States Treasury Note/Bond	2.500%	8/15/23	511,760	526,872
United States Treasury Note/Bond	6.250%	8/15/23	208,228	241,707
United States Treasury Note/Bond	1.375%	8/31/23	278,085	275,390

2

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.750%	8/31/23	625,966	650,122
United States Treasury Note/Bond	1.375%	9/30/23	327,230	323,856
United States Treasury Note/Bond	2.875%	9/30/23	390,104	407,233
United States Treasury Note/Bond	1.625%	10/31/23	202,790	202,474
United States Treasury Note/Bond	2.875%	10/31/23	390,246	407,624
United States Treasury Note/Bond	2.750%	11/15/23	275,962	287,045
United States Treasury Note/Bond	2.125%	11/30/23	393,035	399,791
United States Treasury Note/Bond	2.875%	11/30/23	261,591	273,444
United States Treasury Note/Bond	2.250%	12/31/23	110,858	113,335
United States Treasury Note/Bond	2.625%	12/31/23	132,471	137,335
United States Treasury Note/Bond	2.250%	1/31/24	194,225	198,595
United States Treasury Note/Bond	2.500%	1/31/24	778,645	803,951
United States Treasury Note/Bond	2.750%	2/15/24	589,749	614,813
United States Treasury Note/Bond	2.125%	2/29/24	583,624	594,018
United States Treasury Note/Bond	2.375%	2/29/24	510,641	524,842
United States Treasury Note/Bond	2.125%	3/31/24	962,029	979,461
United States Treasury Note/Bond	2.000%	4/30/24	300,822	304,769
United States Treasury Note/Bond	2.250%	4/30/24	666,576	682,201
United States Treasury Note/Bond	2.500%	5/15/24	672,918	695,838
United States Treasury Note/Bond	2.000%	5/31/24	1,092,454	1,106,787
United States Treasury Note/Bond	1.750%	6/30/24	391,554	392,533
United States Treasury Note/Bond	2.000%	6/30/24	419,533	425,037
United States Treasury Note/Bond	1.750%	7/31/24	270,514	271,234
United States Treasury Note/Bond	2.125%	7/31/24	254,475	259,246
United States Treasury Note/Bond	2.375%	8/15/24	491,390	506,053
United States Treasury Note/Bond	1.250%	8/31/24	478,544	469,121
United States Treasury Note/Bond	1.875%	8/31/24	306,793	309,238
United States Treasury Note/Bond	1.500%	9/30/24	208,503	206,679
United States Treasury Note/Bond	2.125%	9/30/24	482,058	491,400
United States Treasury Note/Bond	1.500%	10/31/24	575,721	570,683
United States Treasury Note/Bond	2.250%	10/31/24	282,595	289,835
United States Treasury Note/Bond	2.250%	11/15/24	606,889	622,346
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,681
United States Treasury Note/Bond	1.500%	11/30/24	980,256	971,836
United States Treasury Note/Bond	2.125%	11/30/24	610,580	622,602
United States Treasury Note/Bond	1.750%	12/31/24	450,730	451,929
United States Treasury Note/Bond	2.250%	12/31/24	487,345	500,060
United States Treasury Note/Bond	2.500%	1/31/25	212,880	221,063
United States Treasury Note/Bond	2.000%	2/15/25	339,129	343,897
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,721
United States Treasury Note/Bond	2.750%	2/28/25	278,661	292,856
United States Treasury Note/Bond	2.625%	3/31/25	335,621	350,778
United States Treasury Note/Bond	2.875%	4/30/25	208,494	220,611
United States Treasury Note/Bond	2.125%	5/15/25	975,222	994,424
United States Treasury Note/Bond	2.875%	5/31/25	255,590	270,527
United States Treasury Note/Bond	2.750%	6/30/25	251,462	264,704
United States Treasury Note/Bond	2.875%	7/31/25	293,610	311,136
United States Treasury Note/Bond	2.000%	8/15/25	680,570	689,288
United States Treasury Note/Bond	6.875%	8/15/25	48,414	61,652
United States Treasury Note/Bond	2.750%	8/31/25	350,365	369,089
United States Treasury Note/Bond	3.000%	9/30/25	359,032	383,267
United States Treasury Note/Bond	3.000%	10/31/25	204,006	217,872
United States Treasury Note/Bond	2.250%	11/15/25	742,427	762,034
United States Treasury Note/Bond	2.875%	11/30/25	275,005	291,934
United States Treasury Note/Bond	2.625%	12/31/25	360,095	377,369
United States Treasury Note/Bond	2.625%	1/31/26	539,960	565,943
United States Treasury Note/Bond	1.625%	2/15/26	776,005	768,245
United States Treasury Note/Bond	2.500%	2/28/26	351,250	365,683
United States Treasury Note/Bond	2.250%	3/31/26	463,185	475,635
United States Treasury Note/Bond	2.375%	4/30/26	354,170	366,346
United States Treasury Note/Bond	1.625%	5/15/26	1,024,825	1,013,459
United States Treasury Note/Bond	2.125%	5/31/26	322,175	328,367
United States Treasury Note/Bond	1.875%	6/30/26	323,405	324,670
United States Treasury Note/Bond	1.875%	7/31/26	302,795	303,837

3

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.500%	8/15/26	637,414	624,468
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	42,346
	United States Treasury Note/Bond	1.375%	8/31/26	465,567	452,475
	United States Treasury Note/Bond	1.625%	9/30/26	436,425	430,900
	United States Treasury Note/Bond	1.625%	10/31/26	215,019	212,129
	United States Treasury Note/Bond	2.000%	11/15/26	522,821	528,373
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	66,148
	United States Treasury Note/Bond	1.625%	11/30/26	607,440	599,276
	United States Treasury Note/Bond	1.750%	12/31/26	206,585	205,424
	United States Treasury Note/Bond	2.250%	2/15/27	748,740	769,098
	United States Treasury Note/Bond	2.375%	5/15/27	452,574	469,052
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	522,971
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	44,395
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	835,696
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	711,409
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	812,710
	United States Treasury Note/Bond	2.875%	8/15/28	940,238	1,013,257
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	50,459
	United States Treasury Note/Bond	3.125%	11/15/28	866,900	953,053
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	57,887
	United States Treasury Note/Bond	2.625%	2/15/29	697,211	738,828
	United States Treasury Note/Bond	5.250%	2/15/29	51,485	65,820
	United States Treasury Note/Bond	2.375%	5/15/29	787,767	818,789
	United States Treasury Note/Bond	1.625%	8/15/29	829,659	808,137
	United States Treasury Note/Bond	6.125%	8/15/29	75,855	103,921
	United States Treasury Note/Bond	1.750%	11/15/29	648,146	638,320
	United States Treasury Note/Bond	6.250%	5/15/30	131,653	185,054
	United States Treasury Note/Bond	5.375%	2/15/31	387,305	519,593
	United States Treasury Note/Bond	4.500%	2/15/36	219,911	291,692
	United States Treasury Note/Bond	4.750%	2/15/37	35,000	48,158
	United States Treasury Note/Bond	5.000%	5/15/37	59,400	84,079
	United States Treasury Note/Bond	4.375%	2/15/38	55,118	73,307
	United States Treasury Note/Bond	4.500%	5/15/38	5,613	7,585
	United States Treasury Note/Bond	3.500%	2/15/39	147,956	177,338
	United States Treasury Note/Bond	4.250%	5/15/39	109,385	143,943
	United States Treasury Note/Bond	4.500%	8/15/39	120,862	164,033
	United States Treasury Note/Bond	4.375%	11/15/39	186,056	248,965
	United States Treasury Note/Bond	4.625%	2/15/40	260,527	360,220
	United States Treasury Note/Bond	4.375%	5/15/40	209,735	281,603
	United States Treasury Note/Bond	3.875%	8/15/40	172,672	217,648
	United States Treasury Note/Bond	4.250%	11/15/40	319,132	422,502
	United States Treasury Note/Bond	4.750%	2/15/41	208,930	294,788
	United States Treasury Note/Bond	4.375%	5/15/41	183,418	247,299
	United States Treasury Note/Bond	3.750%	8/15/41	54,325	67,448
	United States Treasury Note/Bond	3.125%	11/15/41	78,330	88,868
	United States Treasury Note/Bond	3.125%	2/15/42	190,872	216,550
	United States Treasury Note/Bond	3.000%	5/15/42	183,799	204,533
	United States Treasury Note/Bond	2.750%	8/15/42	515,324	550,351
	United States Treasury Note/Bond	2.750%	11/15/42	648,150	691,900
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	368,603
	United States Treasury Note/Bond	2.875%	5/15/43	512,230	558,331
	United States Treasury Note/Bond	3.625%	8/15/43	394,910	484,443
	United States Treasury Note/Bond	3.750%	11/15/43	388,181	485,649
	United States Treasury Note/Bond	3.625%	2/15/44	554,922	682,382
	United States Treasury Note/Bond	3.375%	5/15/44	384,981	455,783
	United States Treasury Note/Bond	3.125%	8/15/44	529,475	602,606
	United States Treasury Note/Bond	3.000%	11/15/44	375,027	418,271
	United States Treasury Note/Bond	2.500%	2/15/45	450,359	459,857
	United States Treasury Note/Bond	3.000%	5/15/45	559,279	624,820
[1]	United States Treasury Note/Bond	2.875%	8/15/45	403,828	441,562
	United States Treasury Note/Bond	3.000%	11/15/45	176,185	197,107
	United States Treasury Note/Bond	2.500%	2/15/46	429,975	439,112
	United States Treasury Note/Bond	2.500%	5/15/46	776,992	793,379
	United States Treasury Note/Bond	2.250%	8/15/46	445,311	432,855

4

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	11/15/46	656,620	720,332
	United States Treasury Note/Bond	3.000%	2/15/47	117,835	132,417
	United States Treasury Note/Bond	3.000%	5/15/47	192,429	216,182
	United States Treasury Note/Bond	2.750%	8/15/47	413,136	443,088
	United States Treasury Note/Bond	2.750%	11/15/47	460,604	493,924
	United States Treasury Note/Bond	3.000%	2/15/48	667,611	750,435
	United States Treasury Note/Bond	3.125%	5/15/48	558,044	642,448
	United States Treasury Note/Bond	3.000%	8/15/48	561,717	632,724
	United States Treasury Note/Bond	3.375%	11/15/48	368,844	444,977
	United States Treasury Note/Bond	3.000%	2/15/49	577,056	650,988
	United States Treasury Note/Bond	2.875%	5/15/49	710,393	783,322
	United States Treasury Note/Bond	2.250%	8/15/49	574,414	557,451
	United States Treasury Note/Bond	2.375%	11/15/49	576,400	574,688
					104,398,374
Agency Bonds and Notes (1.1%)
[2]	AID-Iraq	2.149%	1/18/22	10,900	10,982
[2]	AID-Israel	5.500%	9/18/23	542	614
[2]	AID-Israel	5.500%	12/4/23	4,768	5,432
[2]	AID-Israel	5.500%	4/26/24	20,405	23,493
[2]	AID-Jordan	2.578%	6/30/22	3,400	3,460
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,409
[2]	AID-Tunisia	2.452%	7/24/21	3,275	3,308
[2]	AID-Tunisia	1.416%	8/5/21	3,860	3,841
[2]	AID-Ukraine	1.471%	9/29/21	10,100	10,052
	Federal Farm Credit Banks	2.550%	3/11/21	19,925	20,145
	Federal Farm Credit Banks	2.230%	4/5/21	19,900	20,048
	Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,849
	Federal Farm Credit Banks	1.600%	12/28/21	13,500	13,492
	Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,117
	Federal Farm Credit Banks	1.770%	6/26/23	8,000	8,031
	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,343
	Federal Home Loan Banks	1.375%	2/18/21	24,475	24,414
	Federal Home Loan Banks	2.250%	6/11/21	30,750	31,021
	Federal Home Loan Banks	5.625%	6/11/21	19,450	20,553
	Federal Home Loan Banks	1.875%	7/7/21	45,140	45,305
	Federal Home Loan Banks	1.125%	7/14/21	61,790	61,320
	Federal Home Loan Banks	3.000%	10/12/21	77,000	78,842
	Federal Home Loan Banks	1.625%	11/19/21	38,030	38,027
	Federal Home Loan Banks	1.875%	11/29/21	73,000	73,336
	Federal Home Loan Banks	1.625%	12/20/21	50,200	50,196
	Federal Home Loan Banks	2.125%	6/10/22	9,900	10,012
	Federal Home Loan Banks	2.000%	9/9/22	12,975	13,094
	Federal Home Loan Banks	2.125%	3/10/23	27,720	28,123
	Federal Home Loan Banks	2.500%	2/13/24	57,095	58,846
	Federal Home Loan Banks	2.875%	6/14/24	40,400	42,347
	Federal Home Loan Banks	1.500%	8/15/24	19,950	19,726
	Federal Home Loan Banks	5.375%	8/15/24	24,750	28,709
	Federal Home Loan Banks	2.875%	9/13/24	14,985	15,739
	Federal Home Loan Banks	3.250%	11/16/28	83,325	91,119
	Federal Home Loan Banks	5.500%	7/15/36	19,780	27,780
[3]	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	62,533
[3]	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	24,800
[3]	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	200,749	203,730
[3]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	51,837
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	39,781	55,731
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	131,079
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	9,129	13,112
[3]	Federal National Mortgage Assn.	1.375%	2/26/21	32,145	32,063
[3]	Federal National Mortgage Assn.	2.500%	4/13/21	44,150	44,635
[3]	Federal National Mortgage Assn.	2.750%	6/22/21	29,488	29,967
[3]	Federal National Mortgage Assn.	1.250%	8/17/21	129,945	129,158
[3]	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	59,736
[3]	Federal National Mortgage Assn.	2.000%	1/5/22	103,000	103,753
[3]	Federal National Mortgage Assn.	2.625%	1/11/22	35,992	36,704

5

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	22,396
[3]	Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,139
[3]	Federal National Mortgage Assn.	1.375%	9/6/22	20,300	20,155
[3]	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	18,700
[3]	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	34,225
[3]	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	23,993
[3]	Federal National Mortgage Assn.	2.500%	2/5/24	90,320	93,076
[3]	Federal National Mortgage Assn.	1.750%	7/2/24	26,717	26,724
[3]	Federal National Mortgage Assn.	2.625%	9/6/24	121,385	126,221
[3]	Federal National Mortgage Assn.	1.625%	10/15/24	29,170	28,984
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	34,486
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	48,275	48,150
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,403
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	38,097
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	70,006
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	35,158
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	11,167
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,524
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,686
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,376
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,458
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,470
	Private Export Funding Corp.	1.750%	11/15/24	4,050	4,028
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,629
	Resolution Funding Corp.	8.625%	1/15/30	110	172
	Tennessee Valley Authority	3.875%	2/15/21	12,915	13,211
	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,316
	Tennessee Valley Authority	2.875%	9/15/24	9,637	10,069
	Tennessee Valley Authority	6.750%	11/1/25	17,306	21,889
	Tennessee Valley Authority	2.875%	2/1/27	30,250	31,711
	Tennessee Valley Authority	7.125%	5/1/30	27,165	39,157
	Tennessee Valley Authority	4.700%	7/15/33	7,950	9,959
	Tennessee Valley Authority	4.650%	6/15/35	15,169	18,736
	Tennessee Valley Authority	5.880%	4/1/36	10,200	14,345
	Tennessee Valley Authority	6.150%	1/15/38	920	1,356
	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,533
	Tennessee Valley Authority	5.250%	9/15/39	17,590	24,085
	Tennessee Valley Authority	4.875%	1/15/48	6,951	9,509
	Tennessee Valley Authority	5.375%	4/1/56	6,250	9,481
	Tennessee Valley Authority	4.625%	9/15/60	7,468	10,223
	Tennessee Valley Authority	4.250%	9/15/65	14,725	19,070
					2,833,036
Conventional Mortgage-Backed Securities (22.3%)
[3,4]	Fannie Mae Pool	2.000%	11/1/27–11/1/34	109,135	108,817
[3,4,5]	Fannie Mae Pool	2.500%	11/1/26–1/1/50	1,535,277	1,546,413
[3,4,5]	Fannie Mae Pool	3.000%	9/1/20–12/1/49	5,457,491	5,591,192
[3,4,5]	Fannie Mae Pool	3.500%	4/1/20–2/1/50	6,023,470	6,271,869
[3,4]	Fannie Mae Pool	4.000%	1/1/20–11/1/49	5,002,997	5,262,663
[3,4,5]	Fannie Mae Pool	4.500%	1/1/20–1/1/50	2,018,167	2,156,609
[3,4,5]	Fannie Mae Pool	5.000%	1/1/20–1/1/50	602,733	659,000
[3,4]	Fannie Mae Pool	5.500%	1/1/20–2/1/42	312,011	350,545
[3,4]	Fannie Mae Pool	6.000%	1/1/20–5/1/41	201,704	229,928
[3,4]	Fannie Mae Pool	6.500%	10/1/21–10/1/39	53,909	61,828
[3,4]	Fannie Mae Pool	7.000%	10/1/22–11/1/38	15,438	17,525
[3,4]	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,367	1,546
[3,4]	Fannie Mae Pool	8.000%	3/1/22–9/1/31	475	528
[3,4]	Fannie Mae Pool	8.500%	1/1/22–5/1/32	209	229
[3,4]	Fannie Mae Pool	9.000%	12/1/20–8/1/30	42	44
[3,4]	Fannie Mae Pool	9.500%	2/1/21–11/1/25	58	65
[3,4]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	51,656	51,541
[3,4]	Freddie Mac Gold Pool	2.500%	6/1/22–3/1/43	787,637	798,307
[3,4]	Freddie Mac Gold Pool	3.000%	3/1/21–12/1/47	2,761,822	2,839,224
[3,4]	Freddie Mac Gold Pool	3.500%	9/1/20–7/1/48	3,381,257	3,529,014
[3,4]	Freddie Mac Gold Pool	4.000%	1/1/20–2/1/49	2,516,131	2,654,982

6

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Freddie Mac Gold Pool	4.500%	4/1/20–1/1/49	1,071,647	1,147,408
[3,4]	Freddie Mac Gold Pool	5.000%	1/1/20–11/1/48	298,820	326,528
[3,4]	Freddie Mac Gold Pool	5.500%	1/1/20–6/1/41	157,392	175,322
[3,4]	Freddie Mac Gold Pool	6.000%	8/1/20–5/1/40	80,032	91,121
[3,4]	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	26,552	30,175
[3,4]	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	9,515	10,738
[3,4]	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	700	779
[3,4]	Freddie Mac Gold Pool	8.000%	7/1/20–12/1/31	836	936
[3,4]	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	149	164
[3,4]	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	128	143
[3,4]	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	1	1
[3,4]	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
[3,4]	Freddie Mac Pool	4.000%	1/1/49–5/1/49	59,925	62,796
[3,4]	Freddie Mac Pool	4.500%	4/1/49	65,983	70,625
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	152,141	156,504
[4]	Ginnie Mae I Pool	3.500%	11/15/25–9/1/49	181,645	189,756
[4]	Ginnie Mae I Pool	4.000%	6/15/24–7/1/49	223,959	236,888
[4,5]	Ginnie Mae I Pool	4.500%	3/15/20–12/1/49	235,805	254,323
[4]	Ginnie Mae I Pool	4.750%	8/15/33	11	13
[4]	Ginnie Mae I Pool	5.000%	3/15/20–4/15/41	116,913	127,780
[4]	Ginnie Mae I Pool	5.500%	10/15/20–2/15/41	66,265	73,706
[4]	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	52,301	58,941
[4]	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	12,161	13,407
[4]	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	3,160	3,559
[4]	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,410	1,554
[4]	Ginnie Mae I Pool	7.750%	2/15/30	1	1
[4]	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	902	1,006
[4]	Ginnie Mae I Pool	8.250%	6/15/27	1	1
[4]	Ginnie Mae I Pool	8.500%	5/15/21–3/15/31	182	195
[4]	Ginnie Mae I Pool	9.000%	6/15/20–1/15/31	178	192
[4]	Ginnie Mae I Pool	9.500%	5/15/20–9/15/25	13	13
[4]	Ginnie Mae I Pool	10.500%	1/15/21–2/15/25	1	1
[4,5]	Ginnie Mae II Pool	2.500%	6/20/27–1/1/50	510,057	512,095
[4,5]	Ginnie Mae II Pool	3.000%	10/20/26–1/1/50	3,614,084	3,727,158
[4,5]	Ginnie Mae II Pool	3.500%	9/20/25–9/20/49	5,340,298	5,556,719
[4,5]	Ginnie Mae II Pool	4.000%	9/20/25–1/1/50	3,358,849	3,514,357
[4]	Ginnie Mae II Pool	4.500%	12/20/20–1/1/50	1,654,947	1,758,716
[4]	Ginnie Mae II Pool	5.000%	12/20/32–7/1/49	587,493	630,812
[4]	Ginnie Mae II Pool	5.500%	8/20/23–1/20/49	101,744	112,506
[4]	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	31,225	35,569
[4]	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	13,342	15,443
[4]	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	1,866	2,206
[4]	Ginnie Mae II Pool	7.500%	8/20/30	3	3
[4]	Ginnie Mae II Pool	8.500%	10/20/30	6	7
[3,4]	UMBS Pool	2.000%	1/1/32	11,730	11,608
[3,4]	UMBS Pool	2.500%	11/1/34–12/1/49	240,474	238,970
[3,4,5]	UMBS Pool	3.000%	4/1/29–1/1/50	1,623,998	1,650,390
[3,4,5]	UMBS Pool	3.500%	1/1/34–1/1/50	1,302,918	1,346,625
[3,4,5]	UMBS Pool	4.000%	11/1/33–1/1/50	519,655	551,919
[3,4]	UMBS Pool	4.500%	8/1/48–8/1/49	270,837	288,938
[3,4]	UMBS Pool	5.000%	2/1/49–3/1/49	98,722	108,167
[3,4]	UMBS TBA	2.000%	1/1/35	2,000	1,973
[3,4,5]	UMBS TBA	2.500%	7/1/34–1/1/50	186,725	184,654
[3,4,5]	UMBS TBA	4.000%	1/1/35–8/1/49	32,250	33,611
					55,448,892
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	4.034%	12/1/41	1,046	1,078
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	3.592%	9/1/37	1,331	1,368
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.353%	4.441%	1/1/35	71	74
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	3.811%	10/1/37	575	592
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.460%	4.572%	2/1/37	2	2
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.509%	4.082%	7/1/36	288	300

7

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.443%	9/1/43	600	600
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.555%	3.564%	10/1/34	5	5
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.272%	7/1/43	6,104	6,119
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.607%	3.607%	11/1/33	125	133
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.609%	3.642%	12/1/33	233	246
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.615%	4.643%	4/1/37	50	53
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	4.748%	2/1/36	500	509
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	4.135%	8/1/35	648	688
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	4.752%	3/1/38	109	112
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.633%	4.633%	1/1/35	1	1
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	3.510%	11/1/36	68	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	4.476%	1/1/37	217	231
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.658%	4.283%	7/1/35	390	410
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	3.910%	9/1/40	285	301
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	4.722%	4/1/36	252	263
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	4.415%	6/1/36	39	41
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.679%	3.992%	1/1/42	985	1,017
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.682%	4.167%	10/1/37	688	710
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.687%	4.498%	6/1/42	1,474	1,536
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.706%	10/1/39	528	549
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	3.972%	9/1/42	1,508	1,574
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	4.622%	5/1/40	483	506
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	4.320%	7/1/39	188	196
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	4.161%	8/1/40	419	440
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	4.364%	12/1/40	437	460
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	3.965%	10/1/42	1,099	1,164
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	3.809%	11/1/39	275	291
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.711%	4.056%	4/1/36	60	62
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.726%	3.956%	9/1/34	285	293
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.734%	3.997%	11/1/39	627	655
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.746%	4.506%	7/1/41	1,640	1,732
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.748%	4.778%	5/1/35	229	240
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.213%	10/1/40	321	339
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	4.875%	2/1/36	254	270
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.767%	4.648%	6/1/41	262	277
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	4.709%	5/1/42	155	161
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.774%	4.683%	4/1/37	66	71
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	4.905%	2/1/41	271	285
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.793%	3.391%	8/1/42	2,312	2,309
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	4.839%	3/1/42	971	1,023
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.798%	4.358%	3/1/42	431	463
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.804%	3.943%	12/1/39	538	560
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	3.773%	11/1/41	1,070	1,140
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.685%	10/1/40	826	867
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	3.935%	11/1/33–11/1/39	805	852
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.060%	9/1/33	7	7
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	4.810%	12/1/40	410	430
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	3.978%	11/1/41	623	658
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.435%	1/1/42	850	894
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.690%	11/1/40	232	244
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.809%	12/1/40	303	319
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	3.970%	12/1/41	705	746
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	799	842
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	669	706
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	4.759%	3/1/41	994	1,046
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.168%	12/1/40	314	329
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.310%	9/1/40	1,171	1,234
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	4.902%	2/1/41	503	507
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	719	766
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.826%	4.576%	7/1/38	289	296
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	3.451%	4/1/41	1,033	1,037
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	789	834

8

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.723%	1/1/40	655	681
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	483	510
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	240	248
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.406%	11/1/34	380	405
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.884%	3.899%	10/1/37	54	57
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	326	343
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	80	80
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.965%	5.009%	4/1/37	22	23
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 1.989%	4.632%	1/1/37	33	35
[3,4,6]	Fannie Mae Pool, 12M USD LIBOR + 2.130%	4.667%	10/1/36	222	238
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.155%	4.780%	12/1/37	637	658
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.185%	4.721%	5/1/36	45	48
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.189%	3.939%	12/1/35	3	4
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.190%	4.450%	12/1/36	10	10
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.238%	4.613%	7/1/38	223	236
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.268%	4.268%	9/1/33	3	3
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.268%	4.415%	12/1/35	208	220
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.268%	4.893%	5/1/33	3	3
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.275%	4.025%	11/1/32	8	9
[3,4,6]	Fannie Mae Pool, 1Y CMT + 2.313%	4.845%	1/1/35	228	243
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.206%	4/1/37	808	835
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.413%	3.691%	7/1/34	135	143
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.476%	2.242%	3/1/43	4,288	4,290
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.530%	3.662%	12/1/43	1,057	1,126
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.582%	2.743%	6/1/43	2,822	2,838
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.339%	8/1/39	1,192	1,222
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.657%	4.260%	10/1/42	937	943
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	292	311
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.710%	3.371%	9/1/43	2,542	2,602
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.723%	4.720%	5/1/42	2,052	2,143
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.789%	4.572%	7/1/42	740	797
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	561	589
[3,4,6]	Fannie Mae Pool, 6M USD LIBOR + 1.851%	4.434%	2/1/42	1,337	1,431
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 0.985%	3.235%	10/1/37	53	54
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.245%	4.098%	8/1/37	51	51
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.550%	4.675%	4/1/37	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.564%	4.420%	3/1/37	79	81
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.570%	4.695%	3/1/37	31	32
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	3.921%	9/1/37	290	296
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	4.625%	1/1/38	80	85
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.807%	11/1/43	536	553
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	3.830%	12/1/36	294	311
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	4.515%	5/1/42	183	184
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	3.711%	10/1/37	535	557
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	4.767%	2/1/37	190	202
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	4.738%	1/1/35	60	64
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	3.865%	12/1/36	427	439
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	4.713%	12/1/40	1,109	1,151

9

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.625%	5/1/38	65	68
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.750%	4/1/33	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.799%	3/1/36	11	11
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	3.730%	12/1/36	151	161
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	4.765%	4/1/35	1	2
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.770%	3.925%	12/1/34	7	7
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.780%	3.977%	3/1/36	4	4
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.796%	3.871%	12/1/34	300	305
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.529%	6/1/37	609	650
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	4.761%	5/1/33	16	16
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.833%	4.190%	3/1/42	796	840
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.834%	4.220%	12/1/35	369	389
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.840%	4.590%	6/1/37	71	75
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.842%	4.466%	6/1/41	43	45
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.851%	4.716%	1/1/37	258	273
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.864%	4.595%	2/1/42	296	311
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.865%	4.348%	8/1/37	231	240
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.870%	4.038%	12/1/39	157	166
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.005%	11/1/40	67	70
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.630%	6/1/40	469	484
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.713%	6/1/41	302	315
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.755%	5/1/40	387	400
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.756%	6/1/40	337	354
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.880%	12/1/40	89	92
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	4.979%	1/1/41	957	1,001
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	5.005%	3/1/41	261	277
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.885%	4.510%	7/1/38	224	229
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	4.956%	2/1/42	584	586
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.895%	4.323%	9/1/40	745	784
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	3.846%	11/1/40	514	530
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	4.705%	6/1/40	564	584
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	4.825%	1/1/41	148	156

10

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	5.035%	2/1/41	944	1,003
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.977%	4.783%	5/1/37	943	975
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.995%	5.120%	3/1/37	414	439
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.000%	4.750%	7/1/35	64	67
[3,4,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	5.210%	3/1/38	76	80
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.125%	4.625%	6/1/35	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.006%	11/1/34	765	800
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.325%	8/1/34	1	1
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.397%	11/1/36	136	140
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.713%	6/1/34	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.750%	5/1/36	443	466
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.250%	4.991%	2/1/36	231	241
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.273%	4.773%	6/1/36	8	8
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.315%	4.315%	12/1/34	25	26
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.409%	4.159%	11/1/33	2	2
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.409%	4.964%	10/1/36	505	536
[3,4,6]	Freddie Mac Non Gold Pool, 1Y CMT + 2.549%	5.173%	3/1/37	91	91
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.438%	6/1/37	311	318
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	3.548%	5/1/37	33	34
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.570%	3.859%	3/1/37	126	131
[3,4,6]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.665%	3.982%	1/1/37	660	694
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	1,883	1,941
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	6/20/29–6/20/43	5,001	5,165
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–1/20/44	8,990	9,234
[4,6]	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.125%	10/20/38–12/20/43	7,016	7,249
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	511	525
[4,6]	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.625%	11/20/40	60	62
					111,178
Total U.S. Government and Agency Obligations (Cost $158,880,382)					162,791,480
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
[4]	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	4,047	4,044
[4]	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,127
[4]	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,385	4,392
[4]	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,838
[4]	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,750	1,763
[4]	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,420
[4]	Ally Auto Receivables Trust 2018-A4	3.090%	6/15/23	2,230	2,264
[4]	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	15,900	15,952
[4]	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,875	1,889
[4]	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	13,355	13,342
[4]	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,600	1,595
[4]	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,664
[4]	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,381
[4]	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	14,900	14,897
[4]	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	8,500	8,497
[4]	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	21,800	21,831
[4]	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	13,470
[4]	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	15,725	15,749
[4]	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	14,629
[4]	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	18,269
[4]	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	2,200	2,249
[4]	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	845	863
[4]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	2,145	2,143
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	5,250	5,282
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,202
[4]	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,154
[4]	AmeriCredit Automobile Receivables Trust 2019-1	2.970%	11/20/23	5,025	5,084

11

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,501
[4]	BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,758
[4]	BA Credit Card Trust 2019-A1	1.740%	1/15/25	10,750	10,722
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	2,350	2,439
[4]	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	4,100	4,362
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	9,108	9,731
[4]	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	3,542	3,712
[4]	BANK 2017 - BNK5	3.390%	6/15/60	9,750	10,314
[4]	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,653
[4]	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,612
[4]	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,616
[4]	BANK 2017 - BNK7	3.175%	9/15/60	5,925	6,143
[4]	BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,897
[4]	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,342
[4]	BANK 2017 - BNK8	3.488%	11/15/50	8,000	8,512
[4]	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,399
[4]	BANK 2017 - BNK9	3.279%	11/15/54	8,000	8,377
[4]	BANK 2017 - BNK9	3.538%	11/15/54	8,000	8,537
[4]	BANK 2018 - BN10	3.641%	2/15/61	1,802	1,916
[4]	BANK 2018 - BN10	3.688%	2/15/61	13,650	14,721
[4]	BANK 2018 - BN10	3.898%	2/15/61	2,100	2,253
[4]	BANK 2018 - BN11	4.046%	3/15/61	5,550	6,126
[4]	BANK 2018 - BN12	4.255%	5/15/61	6,550	7,332
[4]	BANK 2018 - BN12	4.359%	5/15/61	2,100	2,367
[4]	BANK 2018 - BN13	4.217%	8/15/61	2,200	2,462
[4]	BANK 2018 - BN14	4.128%	9/15/60	3,425	3,636
[4]	BANK 2018 - BN14	4.231%	9/15/60	5,750	6,438
[4]	BANK 2018 - BN14	4.481%	9/15/60	1,550	1,722
[4]	BANK 2018 - BN15	4.407%	11/15/61	7,690	8,741
[4]	BANK 2019 - BN16	4.005%	2/15/52	6,625	7,328
[4]	BANK 2019 - BN17	3.714%	4/15/52	7,350	7,972
[4]	BANK 2019 - BN17	3.976%	4/15/52	1,750	1,875
[4]	BANK 2019 - BN18	3.584%	5/15/62	21,125	22,721
[4]	BANK 2019 - BN18	3.826%	5/15/62	2,575	2,747
[4]	BANK 2019 - BN19	3.183%	8/15/61	15,850	16,541
[4]	BANK 2019 - BN20	3.011%	9/15/61	10,250	10,550
[4]	BANK 2019 - BN21	2.851%	10/17/52	21,600	21,940
[4]	BANK 2019 - BN21	3.093%	10/17/52	4,325	4,342
[4]	BANK 2019 - BN22	2.978%	11/15/62	16,943	17,391
[4]	BANK 2019 - BN23	2.920%	12/15/52	10,705	10,935
[4]	BANK 2019 - BN23	3.203%	12/15/52	4,000	4,045
[4]	BANK 2019 - BN24	2.960%	11/15/62	8,050	8,250
[4]	BANK 2019 - BN24	3.283%	11/15/62	3,750	3,818
[4]	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,782
	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,798
[4]	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	18,756
[4]	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,982
[4]	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	9,395
[4]	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	21,595	22,945
[4]	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	15,870	16,120
[4]	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,325	1,338
[4]	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	8,975	9,185
[4]	BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	5,375	5,492
[4]	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.450%	1/12/45	937	939
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	7,960	8,573
[4]	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,772
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,274
[4]	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	19,066
[4]	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,934

12

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,215
[4]	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	14,505
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	20,674
[4]	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,570
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	9,868
[4]	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,928
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,533
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,509
[4]	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,384
[4]	BENCHMARK 2018-B7 Mortgage Trust	4.510%	5/15/53	12,400	14,178
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	12,014
[4]	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	3,803
[4]	BENCHMARK 2019-B9 Mortgage Trust	4.016%	3/15/52	6,281	6,954
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.717%	3/15/62	6,100	6,636
[4]	BENCHMARK 2019-B10 Mortgage Trust	3.979%	3/15/62	2,600	2,789
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.542%	5/15/52	15,840	17,005
[4]	BENCHMARK 2019-B11 Mortgage Trust	3.784%	5/15/52	4,225	4,528
[4]	BENCHMARK 2019-B13 Mortgage Trust	2.952%	8/15/57	16,175	16,513
[4]	BENCHMARK 2019-B14 Mortgage Trust	3.049%	12/15/62	13,650	14,094
[4]	BENCHMARK 2019-B15 Mortgage Trust	2.928%	12/15/72	13,355	13,513
[4]	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	1,121	1,121
[4]	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	7,505	7,524
[4]	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,864
[4]	Cantor Commercial Real Estate Lending 2019-CF1	3.786%	5/15/52	4,025	4,342
[4]	Cantor Commercial Real Estate Lending 2019-CF2	2.874%	11/15/52	8,100	8,141
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.006%	1/15/53	8,000	8,154
[4]	Cantor Commercial Real Estate Lending 2019-CF3	3.298%	1/15/53	3,434	3,442
[4]	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	6,330	6,381
[4]	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	2,125	2,155
[4]	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	12,000	12,008
[4]	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,213
[4]	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	9,475	9,476
[4]	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	9,939
[4]	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,200	15,217
[4]	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	12,948
[4]	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	6,775	6,868
[4]	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/15/24	4,250	4,338
[4]	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	457	457
[4]	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,681
[4]	CarMax Auto Owner Trust 2017-2	2.410%	12/15/22	3,325	3,341
[4]	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,798	3,802
[4]	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,214
[4]	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,794
[4]	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,214
[4]	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	4,200	4,240
[4]	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,678
[4]	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	10,750	10,766
[4]	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,350	1,353
[4]	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	9,167
[4]	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,772
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,339
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	10,467
[4]	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,684
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,442
[4]	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,177
[4]	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,687
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,454
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,924
[4]	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	4,034
[4]	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	8,287
[4]	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	10,580	10,793
[4]	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	9,710
[4]	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	6,180
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,547

13

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	6,140
[4]	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	14,672
[4]	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	3,876
[4]	Chase Issuance Trust 2012-A7	2.160%	9/15/24	20,440	20,574
[4]	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,273
[4]	Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,396
[4]	Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,829
[4]	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,565
[4]	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	14,767	14,949
[4]	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,390
[4]	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,982
[4]	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	27,251
[4]	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,211	5,314
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,243
[4]	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	2,061
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	913	942
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,110
[4]	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,077
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	694	712
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	3,150	3,347
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,239
[4]	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,248
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	990	1,019
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,807
[4]	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,521
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	554	569
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,199
[4]	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,581
[4]	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	4,095
[4]	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	8,979
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	11,849
[4]	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,721
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1,961	1,963
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	9,422
[4]	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,499
[4]	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	4,923
[4]	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	6,107
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,490
[4]	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	6,755
[4]	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,556
[4]	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	11,425	12,125
[4]	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	3,906
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	14,166
[4]	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,808
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,000	8,513
[4]	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,258
[4]	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,080
[4]	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	15,825	17,296
[4]	Citigroup Commercial Mortgage Trust 2019-GC41	2.869%	8/10/56	13,210	13,400
[4]	Citigroup Commercial Mortgage Trust 2019-GC43	3.038%	11/10/52	16,100	16,533
[4]	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,634
[4]	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	3,026
[4]	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,889	4,942
[4,7]	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,609
[4]	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,119	5,180
[4]	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,521
[4]	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,191
[4]	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,159	1,189
[4]	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,909	2,013
[4]	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	7,057
[4]	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,540
[4]	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	72	72
[4]	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,340	1,378
[4]	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,340

14

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,801
[4]	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,219
[4]	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	597
[4]	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	470	484
[4]	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,239
[4]	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,871
[4]	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,964
[4]	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,706	1,750
[4]	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,391
[4]	COMM 2013-CCRE9 Mortgage Trust	4.222%	7/10/45	4,060	4,301
[4]	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,793
[4]	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,343
[4]	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,605
[4]	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	800	800
[4]	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,895
[4]	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,091
[4]	COMM 2014-CCRE14 Mortgage Trust	4.638%	2/10/47	1,175	1,275
[4]	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,217	1,217
[4]	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,206	1,239
[4]	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,818
[4]	COMM 2014-CCRE15 Mortgage Trust	4.697%	2/10/47	1,320	1,429
[4]	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,931	1,986
[4]	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,119
[4]	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,238	1,274
[4]	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,364
[4]	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,441
[4]	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	3,734	3,818
[4]	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,480
[4]	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,957
[4]	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,914
[4]	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,386
[4]	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,507
[4]	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,012	8,393
[4]	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,735
[4]	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	561	562
[4]	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,376
[4]	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	225	225
[4]	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	824	846
[4]	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,679
[4]	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	751
[4]	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	478
[4]	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,732
[4]	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,865
[4]	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,247
[4]	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	7,045
[4]	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	1,066	1,066
[4]	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,746
[4]	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	11,265
[4]	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,959
[4]	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,105	1,105
[4]	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	8,298
[4]	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,964
[4]	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,570
[4]	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,490
[4]	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,450
[4]	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	6,110
[4]	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	12,272
[4]	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	6,096
[4]	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	6,243
[4]	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,173
[4]	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	6,114
[4]	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,798
[4]	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	9,149
[4]	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,282

15

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust 2019-G44	2.950%	8/15/57	6,400	6,526
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	5,837
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	2,971
[4]	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,354
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	7,742
[4]	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	3,032
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,443	4,583
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	6,021
[4]	CSAIL 2015-C3 Commercial Mortgage Trust	4.104%	8/15/48	2,625	2,734
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,682
[4]	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	4,600	4,920
[4]	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	12,251
[4]	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	10,830
[4]	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	8,422
[4]	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,435
[4]	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	17,363
[4]	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	2,975	3,265
[4]	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	13,200	14,512
[4]	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	15,960	16,736
[4]	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,464
[4]	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	5,112
[4]	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	8,258
[4]	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,268
[4]	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	14,494	14,495
[4]	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,531
[4]	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,314
[4]	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,504
[4]	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	15,740	15,723
[4]	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	5,982	6,013
[3,4]	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	5,635	5,728
[3,4]	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	9,380	9,542
[3,4]	Fannie Mae-Aces 2012-M5	2.715%	2/25/22	4,920	4,961
[3,4]	Fannie Mae-Aces 2013-M12	2.406%	3/25/23	9,153	9,237
[3,4]	Fannie Mae-Aces 2013-M14	2.651%	4/25/23	4,271	4,315
[3,4]	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	15,132	15,770
[3,4]	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	108	108
[3,4]	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,699	3,725
[3,4]	Fannie Mae-Aces 2014-M1	3.188%	7/25/23	17,420	18,028
[3,4]	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	12,937	13,036
[3,4]	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	487	488
[3,4]	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	10,418	10,704
[3,4]	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	14,391	15,089
[3,4]	Fannie Mae-Aces 2014-M3	3.480%	1/25/24	6,059	6,318
[3,4]	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,522
[3,4]	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	11,087	11,175
[3,4]	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	12,537	13,178
[3,4]	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,011	1,015
[3,4]	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,622
[3,4]	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,844
[3,4]	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	15,153
[3,4]	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,812
[3,4]	Fannie Mae-Aces 2015-M11	2.829%	4/25/25	3,000	3,100
[3,4]	Fannie Mae-Aces 2015-M12	2.796%	5/25/25	11,600	11,891
[3,4]	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	14,885
[3,4]	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	9,739	9,980
[3,4]	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,769
[3,4]	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	5,123	5,156
[3,4]	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,028	10,196
[3,4]	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	3,706	3,733
[3,4]	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,855
[3,4]	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	17,000	17,099
[3,4]	Fannie Mae-Aces 2016-M12	2.308%	10/25/23	1,000	1,005
[3,4]	Fannie Mae-Aces 2016-M12	2.444%	9/25/26	17,200	17,441
[3,4]	Fannie Mae-Aces 2016-M13	2.483%	9/25/26	2,000	2,009

16

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	9,362	9,370
[3,4]	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,941
[3,4]	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,866
[3,4]	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	12,436
[3,4]	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	10,500	10,653
[3,4]	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,746	2,748
[3,4]	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	5,625	5,648
[3,4]	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	18,939	18,787
[3,4]	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	12,988	13,121
[3,4]	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	5,910	6,022
[3,4]	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	4,164
[3,4]	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	19,650	20,403
[3,4]	Fannie Mae-Aces 2017-M13	2.939%	9/25/27	1,500	1,547
[3,4]	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	15,725	16,363
[3,4]	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	7,600	7,853
[3,4]	Fannie Mae-Aces 2017-M3	2.483%	12/25/26	10,730	10,901
[3,4]	Fannie Mae-Aces 2017-M4	2.586%	12/25/26	16,000	16,156
[3,4]	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	12,125	12,578
[3,4]	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	15,200	15,913
[3,4]	Fannie Mae-Aces 2018-M1	2.985%	12/25/27	2,000	2,088
[3,4]	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	2,530	2,771
[3,4]	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	6,200	6,711
[3,4]	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	14,145	14,147
[3,4]	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	26,525	27,326
[3,4]	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	12,018	12,481
[3,4]	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	7,275	7,600
[3,4]	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	5,663	6,021
[3,4]	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	17,675	19,142
[3,4]	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	7,925	8,584
[3,4]	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	11,675	12,724
[3,4]	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	21,180	21,237
[3,4]	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	10,525	11,159
[3,4]	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	13,200	13,860
[3,4]	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	18,875	19,557
[3,4]	Federal Housing Administration	7.430%	10/1/20	1	—
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	13,006	13,190
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	1,025	1,041
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	6,575	6,696
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	17,392	17,635
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K018	2.789%	1/25/22	9,974	10,078
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	7,808	7,845
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	20,750	20,914
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	11,840	11,917
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	870	876
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K023	2.307%	8/25/22	10,000	10,068
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	16,600	16,813
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	16,625	16,897
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	26,300	27,102
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	2.839%	10/25/22	4,010	4,049

17

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	16,425	17,026
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	6,551	6,608
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	17,675	18,283
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	16,452	17,091
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	7,079	7,198
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	17,660	18,332
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	8,420	8,531
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	19,075	19,710
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	15,354	16,097
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	19,775	20,707
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	17,403	18,245
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	6,475	6,806
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	2,213	2,226
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	19,450	20,337
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,971	1,994
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	10,850	11,397
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	4,146	4,210
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	14,400	15,113
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	14,025	14,661
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	2,032	2,037
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	6,450	6,602
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	2,031	2,048
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	10,900	11,369
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K044	2.811%	1/25/25	3,000	3,085
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	4,491	4,529
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	9,050	9,398
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	9,175	9,623
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	2,171	2,209
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	6,850	7,235
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	11,600	12,246
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	9,350	9,736
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	10,325	10,913

18

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	7,025	7,371
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	4,050	4,218
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	15,825	16,279
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.263%	4/25/25	335	336
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	14,200	14,534
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	11,625	11,817
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	18,025	18,331
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	10,475	10,729
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	6,500	6,827
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	4,321	4,585
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	12,800	13,624
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	12,850	13,759
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	28,950	31,024
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	14,200	15,026
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	3,000	3,176
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	10,060	10,593
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K067	3.194%	7/25/27	3,000	3,174
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,675	8,138
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	14,000	14,706
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	4,875	5,179
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	6,325	6,704
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	7,300	7,837
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	10,950	11,900
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	4/25/28	24,000	26,523
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	6,700	7,396
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	3,725	4,128
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	16,500	18,013
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K085	4.060%	10/25/28	8,275	9,264
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K087	3.591%	10/25/27	1,752	1,857
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K088	3.690%	1/25/29	16,080	17,599
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K089	3.563%	1/25/29	9,000	9,754
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K092	3.298%	4/25/29	13,215	14,108

19

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K094	2.903%	6/25/29	15,725	16,309
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K095	2.785%	6/25/29	15,850	16,296
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K096	2.519%	7/25/29	13,750	13,889
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K098	2.425%	8/25/29	26,450	26,437
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K099	2.595%	9/25/29	12,180	12,254
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K103	2.651%	12/25/51	16,700	16,978
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.470%	3/25/31	5,225	5,655
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1511	3.542%	3/25/34	13,170	14,261
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K1513	2.797%	8/25/34	11,900	12,009
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	5,800	5,975
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	10,000	10,699
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,700	8,998
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	5,202	5,715
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	11,212	12,391
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	3,600	4,026
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	4,625	5,234
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	2,179	2,181
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	11,365	11,352
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	22,788	22,873
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	164	164
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	18,645	18,850
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	11,179	11,306
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	4,584	4,600
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	10,825	10,975
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	2,999	3,001
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K722	2.406%	3/25/23	2,000	2,019
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	13,200	13,986
[3,4]	FHLMC Multifamily Structured Pass Through Certificates K734	3.208%	2/25/26	21,100	22,162
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KS03	3.161%	5/25/25	7,100	7,393
[3,4]	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	11,600	11,971
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	8,675	9,258
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	16,150	17,520

20

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	1,000	1,098
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	6,500	7,153
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	2,457	2,722
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	973	1,045
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	6,775	7,510
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	3.771%	12/25/28	12,150	13,317
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K087	2.537%	10/25/29	19,195	19,428
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K090	3.422%	2/25/29	12,175	13,061
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K101	2.524%	10/25/29	21,365	21,525
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K15-14	2.859%	10/25/34	13,375	13,528
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	2,100	2,253
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,475	2,668
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.718%	1/25/31	4,175	4,593
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K1510	3.794%	1/25/34	6,775	7,514
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	6,033	6,064
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	7,525	7,624
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	10,425	10,553
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,500	9,816
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	26,090	26,895
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	12,500	12,888
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	13,000	13,299
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	16,000	16,592
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/25/24	1,196	1,230
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	15,975	16,910
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	13,200	14,020
[3,4]	FHLMC Multifamily Structures Pass Through Certificates K735	2.862%	5/25/26	20,000	20,632
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	10,225	10,661
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	3.505%	3/25/29	20,400	22,042
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KC02	2.982%	5/25/29	23,400	24,377
[3,4]	FHLMC Multifamily Structures Pass Through Certificates KS02	2.720%	7/25/26	10,806	11,088
[4]	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	7,400	7,457
[4]	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	2,375	2,410
[4]	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	7,350	7,367
[4]	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	780

21

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	3,450	3,482
[4]	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,600	1,620
[4]	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	1,472	1,471
[4]	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,974
[4]	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	3,834	3,830
[4]	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,065
[4]	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	14,212	14,220
[4]	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	9,225	9,350
[4]	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	3,700	3,776
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	9,470	9,481
[4]	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	9,888
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	13,125	13,277
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,261
[4]	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	3,751	3,755
[4]	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,575	1,579
[4]	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,369	2,376
[4]	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	1,050	1,058
[4]	GM Financial Automobile Leasing Trust 2019-2	2.670%	3/21/22	3,700	3,726
[4]	GM Financial Automobile Leasing Trust 2019-2	2.720%	3/20/23	1,725	1,739
[4]	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	6,300	6,349
[4]	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,347
[4]	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	4,077	4,147
[4]	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,275
[4]	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,627	12,860
[4]	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	5,977	6,065
[4]	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,462	5,533
[4]	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,564
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,824
[4]	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,839
[4]	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,066	1,096
[4]	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,821
[4]	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	894	922
[4]	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,627
[4]	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,404
[4]	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,088
[4]	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,982	2,029
[4]	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	310
[4]	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,070
[4]	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,602
[4]	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	1,675	1,746
[4]	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,290	3,380
[4]	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	12,101
[4]	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,118
[4]	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,780
[4]	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,489
[4]	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	3,476	3,477
[4]	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	5,971
[4]	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	5,987
[4]	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,428
[4]	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	6,084
[4]	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,891
[4]	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,572
[4]	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	11,703
[4]	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	4,173
[4]	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	3,055
[4]	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,950
[4]	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,550
[4]	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,722
[4]	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	13,847
[4]	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,713

22

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	5,275	5,644
[4]	GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	3,775	3,845
[4]	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	7,970	8,285
[4]	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	16,200	16,584
[4]	GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	7,164	7,332
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	3,420	3,417
[4]	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,864	1,863
[4]	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	3,255	3,257
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	10,974	11,020
[4]	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,575	3,618
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	3,650	3,683
[4]	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,651
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	8,975	9,057
[4]	Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	1,720	1,745
[4]	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	521	521
[4]	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,614
[4]	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	3,425	3,449
[4]	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,266
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	6,623	6,808
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	5,147	5,222
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	7,223	7,367
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	2,982	3,026
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,278	2,338
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,781
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,200	1,232
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,428
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	9,174	9,803
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,718
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.962%	12/15/46	1,600	1,732
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,740
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	850	899
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	4,600	4,946
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	14,325	14,601
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	5,800	6,174
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	4,650	4,934
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	2,026	2,041
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	3,000	3,167
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,746
[4]	JP Morgan Chase Commercial Mortgage Securities Trust 2019-COR4	4.029%	3/10/52	13,000	14,374
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,776	1,858
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.039%	7/15/45	1,184	1,241

23

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	1,211	1,246
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	4,470	4,736
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	1,260	1,331
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	314	322
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	2,940	3,135
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	1,680	1,787
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,329	1,371
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	5,500	5,892
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	1,100	1,175
[4]	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.892%	1/15/47	1,650	1,781
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	6,590	7,033
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	1,173	1,250
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.810%	2/15/47	1,422	1,515
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	20	20
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	2,800	2,845
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	2,800	2,982
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	2,225	2,372
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	1,246	1,280
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	1,375	1,457
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	1,670	1,757
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	8,325	8,850
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	2,225	2,355
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	4,175	4,452
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	2,462	2,632
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	709	709
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	2,275	2,402
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	4,125	4,330
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	9,975	10,531
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	2,775	2,934
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	379	379
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	17,150	17,976
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	2,875	3,018

24

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	2,875	2,999
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	591	591
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	5,715	5,822
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	3,048	3,152
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	2,225	2,226
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	6,775	7,031
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,725	1,783
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	3,383	3,387
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,963	3,047
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	4,650	4,921
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	5,775	5,961
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	5,675	6,053
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,900	3,103
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	2,772	2,874
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	2,960	3,155
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	5,875	6,058
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	5,875	6,210
[4]	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	4,230	4,525
[4]	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	4,675	4,825
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	17,175	18,451
[4]	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,401
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.386%	6/13/52	11,975	12,543
[4]	JPMCC Commercial Mortgage Securities Trust 2019-COR5	3.669%	6/13/52	1,075	1,130
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	4,400	4,547
[4]	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	2,050	2,121
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	14,250	15,279
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	5,600	5,927
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,850	4,068
[4]	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	2,400	2,529
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	13,125	14,516
[4]	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,575	1,734
[4]	JPMDB Commercial Mortgage Securities Trust 2019-COR6	3.057%	11/13/52	10,695	10,878

25

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	2,494	2,496
[4]	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	801
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,088
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	2,506	2,541
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.081%	7/15/46	8,000	8,459
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.153%	8/15/46	1,680	1,780
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.353%	8/15/46	840	886
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,165
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	17	17
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,702
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.755%	11/15/46	1,750	1,866
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	3,011	3,060
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	599	609
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,556
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,842
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,559
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,216
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	3,239	3,272
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,758
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.745%	2/15/47	1,600	1,719
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	1,010	1,035
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,443
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.337%	6/15/47	1,675	1,772
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	246	246
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,487
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.478%	10/15/47	1,675	1,777
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	3,924	4,024
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,290
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	2,875	2,936
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,484
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,596
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	5,725	5,843
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,686

26

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,975
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	2,859	2,862
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,750	1,798
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,775	6,124
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,775
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,676
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	3,825	3,943
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,546
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	2,950	3,049
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,727
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,311
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	11,975	12,681
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,263
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,300
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	11,700	11,875
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	14,200	14,653
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	11,600	12,371
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	4,625	4,931
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	8,150	8,678
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,520
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	5,725	5,948
[4]	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	8,325	8,835
[4]	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,112
[4]	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,974
[4]	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,387
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	6,059
[4]	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,858
[4]	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	11,827
[4]	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,299
[4]	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	12,397
[4]	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,925
[4]	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	11,184
[4]	Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	14,885	15,704
[4]	Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,875	1,964
[4]	Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	8,435	9,371
[4]	Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/29	10,950	11,304
[7]	National Australia Bank Ltd.	2.250%	3/16/21	16,000	16,068
[4]	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	432	432
[4]	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	1,000
[4]	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	190	190
[4]	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	826	825
[4]	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,496

27

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	324	324
[4]	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	4,250	4,240
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	4,496	4,493
[4]	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,469	3,468
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	6,901	6,928
[4]	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,386
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	7,400	7,476
[4]	Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	1,850	1,877
[4]	Nissan Auto Receivables 2019-C	1.930%	7/15/24	9,130	9,133
[4]	Nissan Auto Receivables 2019-C	1.950%	5/15/26	2,150	2,141
[4]	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,887	1,923
[4]	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,240
[4]	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	3,073
	Royal Bank of Canada	2.100%	10/14/20	57,900	57,927
	Royal Bank of Canada	2.300%	3/22/21	8,900	8,945
[4]	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	2,445	2,449
[4]	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	3,150	3,180
[4]	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	26	26
[4]	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,850	1,853
[4]	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	3,450	3,487
[4]	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	9,243
[4]	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,624
[4]	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	21,391
[4]	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	9,187
[4]	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,933
[4]	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	16,368
[4]	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.503%	8/15/39	2	2
[7]	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,443
[7]	Toronto-Dominion Bank	2.500%	1/18/22	15,000	15,186
[4]	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	1,325	1,325
[4]	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	1,901	1,898
[4]	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	10,117	10,116
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	6,916	6,934
[4]	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,369
[4]	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	6,500	6,564
[4]	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,199
[4]	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	10,714
[4]	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	5,037
[4]	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	8,488
[4]	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,242
[4]	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	10,210
[4]	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,263
[4]	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,770
[4]	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	8,592
[4]	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,756
[4]	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,652
[4]	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,814
[4]	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,689
[4]	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	7,375	8,180
[4]	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	6,726
[4]	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,462
[4]	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,700	1,799
[4]	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,578
[4]	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,200
[4]	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	14,754
[4]	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	10,041
[4]	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	8,525
[4]	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	17,393
[4]	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,534
[4]	UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	5,250	5,590
[4]	UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	6,475	6,560
[4]	UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	2,300	2,341
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,757
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	7,922

28

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,186
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	11,670
[4]	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	17,517
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,575	1,683
[4]	UBS-Barclays Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	3,800	3,891
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,900	2,934
[4]	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,073
[4]	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	9,139	9,294
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	31	31
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	1,002	1,029
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	9,925	10,518
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	578
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	1,393	1,392
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,961	2,008
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	4,000	4,037
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	5,918
[4]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	2,975
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,725	5,835
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,266
[4]	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,369
[4]	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	12,569	12,953
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	8,979
[4]	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,692
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	5,983
[4]	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	9,027
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,536	1,566
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	14,954
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,929
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,441
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,676
[4]	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	3,133
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	944	944
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	4,200	4,266
[4]	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,360
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	4,912
[4]	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	3,165
[4]	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,375	11,068
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	7,912
[4]	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,787
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,190
[4]	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	7,097
[4]	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,474
[4]	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	4,836
[4]	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	5,050
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,376
[4]	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	9,293
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	12,135
[4]	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,400
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	10,223
[4]	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	5,653
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,572
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	8,569
[4]	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,271
[4]	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	14,100
[4]	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	9,203
[4]	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	9,089
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	17,364
[4]	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	2,961
[4]	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	11,741
[4]	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	11,260
[4]	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	6,100	6,771
[4]	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	10,600	12,017
[4]	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	13,225	14,605
[4]	Wells Fargo Commercial Mortgage Trust 2019-C50	3.729%	5/15/52	7,650	8,289

29

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust 2019-C51	3.311%	6/15/52	11,175	11,733
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	2.892%	8/15/52	15,875	16,128
[4]	Wells Fargo Commercial Mortgage Trust 2019-C52	3.143%	8/15/52	4,750	4,766
[4]	Wells Fargo Commercial Mortgage Trust 2019-C53	3.040%	10/15/52	10,700	11,003
[4]	Wells Fargo Commercial Mortgage Trust 2019-C54	3.146%	12/15/52	6,405	6,639
[4]	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	11,080
[4]	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,551
[4]	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,102
[4]	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,548
[4]	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,154
[4]	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	5,346	5,431
[4]	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,243
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,781
[4]	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	844
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,513
[4]	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	692
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,200
[4]	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	3,092
[4]	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	869	891
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,735
[4]	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,183
[4]	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	957	990
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,339
[4]	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,244
[4]	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	912	937
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,538
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,227
[4]	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,236
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	7	7
[4]	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,312
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,353
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	615
[4]	WFRBS Commercial Mortgage Trust 2013-C18	4.692%	12/15/46	862	932
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	27	28
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,768
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,495
[4]	WFRBS Commercial Mortgage Trust 2013-UBS1	4.739%	3/15/46	575	623
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	814	837
[4]	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,064	1,077
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	3,020
[4]	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	1,011
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	974	1,002
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	3,500	3,657
[4]	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,785
[4]	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,772
[4]	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,223
[4]	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,681
[4]	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,769
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	3,043	3,141
[4]	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,788
[4]	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,205
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	1,705	1,738
[4]	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	3,017
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	28	28
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,335	2,392
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	7,153
[4]	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	2,964
[4]	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,614
[4]	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,739
[4]	World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	6,850	6,848

30

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,705	1,703
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,341,423)					6,498,454
Corporate Bonds (26.6%)
Finance (8.3%)
	Banking (6.0%)
	Ally Financial Inc.	4.125%	2/13/22	7,435	7,667
	Ally Financial Inc.	3.875%	5/21/24	4,000	4,180
	Ally Financial Inc.	5.125%	9/30/24	7,850	8,645
	Ally Financial Inc.	8.000%	11/1/31	19,995	27,618
	American Express Co.	3.000%	2/22/21	9,600	9,698
	American Express Co.	3.375%	5/17/21	5,263	5,359
	American Express Co.	3.700%	11/5/21	10,875	11,200
	American Express Co.	2.750%	5/20/22	6,320	6,424
	American Express Co.	2.500%	8/1/22	8,811	8,909
	American Express Co.	2.650%	12/2/22	11,315	11,527
	American Express Co.	3.400%	2/27/23	16,485	17,078
	American Express Co.	3.700%	8/3/23	16,575	17,444
	American Express Co.	3.400%	2/22/24	13,065	13,647
	American Express Co.	2.500%	7/30/24	5,820	5,880
	American Express Co.	3.000%	10/30/24	47,552	49,076
	American Express Co.	3.625%	12/5/24	17,765	18,729
	American Express Co.	4.200%	11/6/25	5,000	5,503
	American Express Co.	3.125%	5/20/26	4,645	4,819
	American Express Co.	4.050%	12/3/42	3,399	3,984
	American Express Credit Corp.	2.250%	5/5/21	25,164	25,280
	American Express Credit Corp.	2.700%	3/3/22	38,765	39,378
	American Express Credit Corp.	3.300%	5/3/27	23,874	25,400
	Associated Bank NA	3.500%	8/13/21	3,350	3,409
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,660	6,683
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,000	8,084
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,540	10,691
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	15,800	16,083
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,350	13,268
	Banco Santander SA	3.500%	4/11/22	650	666
	Banco Santander SA	3.125%	2/23/23	11,000	11,223
	Banco Santander SA	3.848%	4/12/23	9,050	9,413
	Banco Santander SA	2.706%	6/27/24	7,000	7,091
	Banco Santander SA	5.179%	11/19/25	24,258	26,966
	Banco Santander SA	4.250%	4/11/27	6,250	6,721
	Banco Santander SA	3.800%	2/23/28	5,006	5,249
	Banco Santander SA	3.306%	6/27/29	10,100	10,395
	Bancolombia SA	5.950%	6/3/21	9,724	10,210
	Bank of America Corp.	5.875%	1/5/21	350	363
	Bank of America Corp.	2.625%	4/19/21	13,810	13,931
	Bank of America Corp.	5.000%	5/13/21	1,000	1,040
[4]	Bank of America Corp.	2.369%	7/21/21	22,795	22,843
[4]	Bank of America Corp.	2.328%	10/1/21	34,250	34,292
[4]	Bank of America Corp.	2.738%	1/23/22	24,493	24,669
	Bank of America Corp.	5.700%	1/24/22	575	617
[4]	Bank of America Corp.	3.499%	5/17/22	15,630	15,922
	Bank of America Corp.	2.503%	10/21/22	23,933	24,134
	Bank of America Corp.	3.300%	1/11/23	52,043	53,821
[4]	Bank of America Corp.	3.124%	1/20/23	8,828	8,982
[4]	Bank of America Corp.	2.881%	4/24/23	34,025	34,496
[4]	Bank of America Corp.	2.816%	7/21/23	46,403	47,041
	Bank of America Corp.	4.100%	7/24/23	13,677	14,564
	Bank of America Corp.	3.004%	12/20/23	146,881	150,089
	Bank of America Corp.	4.125%	1/22/24	33,483	36,016
[4]	Bank of America Corp.	3.550%	3/5/24	16,220	16,778
	Bank of America Corp.	4.000%	4/1/24	11,986	12,829
[4]	Bank of America Corp.	3.864%	7/23/24	14,810	15,582
	Bank of America Corp.	4.200%	8/26/24	60,322	64,712

31

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.000%	1/22/25	50,103	53,261
[4]	Bank of America Corp.	3.458%	3/15/25	27,035	28,141
	Bank of America Corp.	3.950%	4/21/25	43,164	45,951
	Bank of America Corp.	3.875%	8/1/25	1,000	1,072
[4]	Bank of America Corp.	3.093%	10/1/25	43,588	44,898
[4]	Bank of America Corp.	2.456%	10/22/25	15,000	15,049
[4]	Bank of America Corp.	3.366%	1/23/26	15,970	16,655
	Bank of America Corp.	4.450%	3/3/26	27,457	30,078
	Bank of America Corp.	3.500%	4/19/26	20,320	21,500
	Bank of America Corp.	4.250%	10/22/26	22,068	23,976
[4]	Bank of America Corp.	3.559%	4/23/27	31,300	32,995
	Bank of America Corp.	3.248%	10/21/27	31,554	32,741
	Bank of America Corp.	4.183%	11/25/27	19,600	21,211
[4]	Bank of America Corp.	3.824%	1/20/28	28,315	30,353
[4]	Bank of America Corp.	3.705%	4/24/28	17,577	18,757
[4]	Bank of America Corp.	3.593%	7/21/28	48,003	50,977
[4]	Bank of America Corp.	3.419%	12/20/28	98,236	102,886
[4]	Bank of America Corp.	3.970%	3/5/29	20,307	22,080
[4]	Bank of America Corp.	4.271%	7/23/29	58,225	64,482
[4]	Bank of America Corp.	3.974%	2/7/30	5,700	6,204
[4]	Bank of America Corp.	3.194%	7/23/30	10,000	10,342
[4]	Bank of America Corp.	2.884%	10/22/30	11,740	11,856
	Bank of America Corp.	6.110%	1/29/37	15,014	20,231
[4]	Bank of America Corp.	4.244%	4/24/38	26,883	30,841
	Bank of America Corp.	7.750%	5/14/38	20,866	32,809
[4]	Bank of America Corp.	4.078%	4/23/40	29,340	33,277
	Bank of America Corp.	5.875%	2/7/42	21,433	30,403
	Bank of America Corp.	5.000%	1/21/44	21,501	28,078
	Bank of America Corp.	4.875%	4/1/44	11,351	14,502
	Bank of America Corp.	4.750%	4/21/45	2,350	2,857
[4]	Bank of America Corp.	4.443%	1/20/48	5,475	6,664
[4]	Bank of America Corp.	3.946%	1/23/49	14,750	16,715
[4]	Bank of America Corp.	4.330%	3/15/50	26,110	31,313
	Bank of America NA	6.000%	10/15/36	8,555	11,780
	Bank of Montreal	3.100%	4/13/21	18,205	18,468
	Bank of Montreal	1.900%	8/27/21	15,525	15,544
	Bank of Montreal	2.900%	3/26/22	29,600	30,139
	Bank of Montreal	2.350%	9/11/22	10,086	10,176
	Bank of Montreal	2.050%	11/1/22	1,500	1,501
	Bank of Montreal	2.550%	11/6/22	12,561	12,763
	Bank of Montreal	3.300%	2/5/24	16,000	16,658
	Bank of Montreal	2.500%	6/28/24	11,225	11,319
[4]	Bank of Montreal	4.338%	10/5/28	5,000	5,275
[4]	Bank of Montreal	3.803%	12/15/32	24,340	25,405
	Bank of New York Mellon Corp.	2.500%	4/15/21	14,614	14,697
	Bank of New York Mellon Corp.	2.050%	5/3/21	26,668	26,736
	Bank of New York Mellon Corp.	3.550%	9/23/21	2,611	2,682
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,146	10,288
	Bank of New York Mellon Corp.	1.950%	8/23/22	16,200	16,222
	Bank of New York Mellon Corp.	2.950%	1/29/23	9,775	10,033
	Bank of New York Mellon Corp.	3.500%	4/28/23	5,233	5,485
[4]	Bank of New York Mellon Corp.	2.661%	5/16/23	14,585	14,798
	Bank of New York Mellon Corp.	3.450%	8/11/23	4,325	4,531
	Bank of New York Mellon Corp.	2.200%	8/16/23	10,549	10,667
	Bank of New York Mellon Corp.	3.650%	2/4/24	8,385	8,883
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,245	1,311
	Bank of New York Mellon Corp.	3.250%	9/11/24	16,540	17,354
	Bank of New York Mellon Corp.	2.100%	10/24/24	11,775	11,766
	Bank of New York Mellon Corp.	3.000%	2/24/25	6,253	6,498
	Bank of New York Mellon Corp.	2.800%	5/4/26	9,171	9,407
	Bank of New York Mellon Corp.	2.450%	8/17/26	7,381	7,404
	Bank of New York Mellon Corp.	3.250%	5/16/27	24,448	25,680
	Bank of New York Mellon Corp.	3.400%	1/29/28	4,495	4,776
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	12,925	13,649

32

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,190	5,331
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,550	4,743
	Bank of Nova Scotia	4.375%	1/13/21	2,031	2,080
	Bank of Nova Scotia	3.125%	4/20/21	50	51
	Bank of Nova Scotia	2.800%	7/21/21	38,235	38,768
	Bank of Nova Scotia	2.700%	3/7/22	13,415	13,634
	Bank of Nova Scotia	2.450%	9/19/22	1,905	1,929
	Bank of Nova Scotia	2.000%	11/15/22	7,150	7,158
	Bank of Nova Scotia	2.375%	1/18/23	10,500	10,610
	Bank of Nova Scotia	3.400%	2/11/24	8,500	8,882
	Bank of Nova Scotia	4.500%	12/16/25	33,155	36,274
	Bank of Nova Scotia	2.700%	8/3/26	15,225	15,470
	Bank One Corp.	7.625%	10/15/26	4,910	6,304
	Bank One Corp.	8.000%	4/29/27	1,500	1,982
	Barclays Bank plc	2.650%	1/11/21	7,674	7,717
	Barclays plc	3.250%	1/12/21	21,565	21,715
	Barclays plc	3.200%	8/10/21	6,000	6,071
	Barclays plc	3.684%	1/10/23	16,770	17,171
[4]	Barclays plc	4.610%	2/15/23	14,059	14,656
[4]	Barclays plc	4.338%	5/16/24	19,000	19,928
	Barclays plc	3.650%	3/16/25	32,290	33,610
[4]	Barclays plc	3.932%	5/7/25	9,600	10,084
	Barclays plc	4.375%	1/12/26	25,386	27,485
	Barclays plc	4.337%	1/10/28	11,612	12,441
[4]	Barclays plc	4.972%	5/16/29	13,600	15,282
	Barclays plc	5.250%	8/17/45	12,980	15,638
	Barclays plc	4.950%	1/10/47	9,113	10,662
	BBVA USA	3.500%	6/11/21	10,150	10,314
	BBVA USA	2.875%	6/29/22	20,185	20,456
	BBVA USA	2.500%	8/27/24	1,220	1,210
	BNP Paribas SA	5.000%	1/15/21	36,021	37,076
	BNP Paribas SA	3.250%	3/3/23	21,210	21,978
	BNP Paribas SA	4.250%	10/15/24	2,500	2,663
	BPCE SA	2.650%	2/3/21	8,057	8,105
	BPCE SA	2.750%	12/2/21	9,148	9,280
[7]	BPCE SA	3.000%	5/22/22	5,500	5,593
	BPCE SA	4.000%	4/15/24	21,067	22,542
	BPCE SA	3.375%	12/2/26	4,750	4,979
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,500	9,570
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,132	20,374
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,350	12,963
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	11,200	11,532
	Capital One Bank USA NA	3.375%	2/15/23	27,653	28,486
	Capital One Financial Corp.	3.450%	4/30/21	16,450	16,737
	Capital One Financial Corp.	4.750%	7/15/21	5,064	5,264
	Capital One Financial Corp.	3.050%	3/9/22	2,085	2,127
	Capital One Financial Corp.	3.200%	1/30/23	15,395	15,829
	Capital One Financial Corp.	3.500%	6/15/23	4,728	4,907
	Capital One Financial Corp.	3.900%	1/29/24	6,400	6,789
	Capital One Financial Corp.	3.750%	4/24/24	8,784	9,217
	Capital One Financial Corp.	3.300%	10/30/24	10,100	10,420
	Capital One Financial Corp.	3.200%	2/5/25	4,435	4,569
	Capital One Financial Corp.	4.250%	4/30/25	6,850	7,452
	Capital One Financial Corp.	4.200%	10/29/25	13,435	14,439
	Capital One Financial Corp.	3.750%	7/28/26	18,200	19,079
	Capital One Financial Corp.	3.750%	3/9/27	8,493	9,014
	Capital One Financial Corp.	3.800%	1/31/28	16,811	18,058
	Capital One NA	2.950%	7/23/21	10,781	10,932
	Capital One NA	2.250%	9/13/21	17,700	17,755
	Capital One NA	2.650%	8/8/22	15,050	15,272
	Capital One NA	2.150%	9/6/22	16,875	16,893
	Citibank NA	2.850%	2/12/21	13,640	13,750
	Citibank NA	3.400%	7/23/21	17,100	17,443
[4]	Citibank NA	3.165%	2/19/22	22,400	22,677

33

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citibank NA	2.844%	5/20/22	30,200	30,570
	Citigroup Inc.	2.700%	3/30/21	42,460	42,767
	Citigroup Inc.	2.350%	8/2/21	8,877	8,921
	Citigroup Inc.	2.900%	12/8/21	54,553	55,364
	Citigroup Inc.	4.500%	1/14/22	36,033	37,743
	Citigroup Inc.	2.750%	4/25/22	4,483	4,555
	Citigroup Inc.	4.050%	7/30/22	10,570	11,042
	Citigroup Inc.	2.700%	10/27/22	10,570	10,739
[4]	Citigroup Inc.	2.312%	11/4/22	8,850	8,873
[4]	Citigroup Inc.	3.142%	1/24/23	23,300	23,693
	Citigroup Inc.	3.375%	3/1/23	6,300	6,517
	Citigroup Inc.	3.500%	5/15/23	15,073	15,623
[4]	Citigroup Inc.	2.876%	7/24/23	16,645	16,927
	Citigroup Inc.	3.875%	10/25/23	14,485	15,381
[4]	Citigroup Inc.	4.044%	6/1/24	15,963	16,895
	Citigroup Inc.	3.750%	6/16/24	20,932	22,226
	Citigroup Inc.	4.000%	8/5/24	16,899	18,023
	Citigroup Inc.	3.875%	3/26/25	11,188	11,791
[4]	Citigroup Inc.	3.352%	4/24/25	21,225	22,075
	Citigroup Inc.	3.300%	4/27/25	3,207	3,365
	Citigroup Inc.	4.400%	6/10/25	55,869	60,685
	Citigroup Inc.	5.500%	9/13/25	11,968	13,663
	Citigroup Inc.	3.700%	1/12/26	21,610	22,989
	Citigroup Inc.	4.600%	3/9/26	23,267	25,628
	Citigroup Inc.	3.400%	5/1/26	13,289	13,882
	Citigroup Inc.	3.200%	10/21/26	44,897	46,445
	Citigroup Inc.	4.450%	9/29/27	51,523	56,655
[4]	Citigroup Inc.	3.887%	1/10/28	15,806	16,939
[4]	Citigroup Inc.	3.668%	7/24/28	41,104	43,649
	Citigroup Inc.	4.125%	7/25/28	5,700	6,185
[4]	Citigroup Inc.	3.520%	10/27/28	43,950	46,149
[4]	Citigroup Inc.	4.075%	4/23/29	15,440	16,883
[4]	Citigroup Inc.	3.980%	3/20/30	16,100	17,588
[4]	Citigroup Inc.	2.976%	11/5/30	10,000	10,155
	Citigroup Inc.	6.625%	6/15/32	4,670	6,256
	Citigroup Inc.	5.875%	2/22/33	2,175	2,665
	Citigroup Inc.	6.000%	10/31/33	10,556	13,573
	Citigroup Inc.	6.125%	8/25/36	13,964	18,063
[4]	Citigroup Inc.	3.878%	1/24/39	24,650	26,969
	Citigroup Inc.	8.125%	7/15/39	26,330	43,948
	Citigroup Inc.	5.875%	1/30/42	14,718	20,753
	Citigroup Inc.	6.675%	9/13/43	6,619	9,662
	Citigroup Inc.	4.950%	11/7/43	5,019	5,511
	Citigroup Inc.	5.300%	5/6/44	10,969	13,906
	Citigroup Inc.	4.650%	7/30/45	13,978	17,170
	Citigroup Inc.	4.750%	5/18/46	26,337	31,533
[4]	Citigroup Inc.	4.281%	4/24/48	12,708	14,932
	Citigroup Inc.	4.650%	7/23/48	21,725	27,084
	Citizens Bank NA	2.550%	5/13/21	7,355	7,401
	Citizens Bank NA	2.650%	5/26/22	9,175	9,302
	Citizens Bank NA	3.700%	3/29/23	5,065	5,292
	Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,754
	Citizens Financial Group Inc.	4.300%	12/3/25	6,003	6,443
	Citizens Financial Group Inc.	2.850%	7/27/26	25,950	26,362
	Comerica Bank	2.500%	7/23/24	1,000	1,011
	Comerica Bank	4.000%	7/27/25	50	53
	Comerica Inc.	3.700%	7/31/23	12,135	12,737
	Commonwealth Bank of Australia	2.550%	3/15/21	10,795	10,860
[7]	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	15,253
[7]	Commonwealth Bank of Australia	3.350%	6/4/24	45,950	48,025
[7]	Commonwealth Bank of Australia	3.900%	7/12/47	50	54
	Cooperatieve Rabobank UA	4.500%	1/11/21	150	154
	Cooperatieve Rabobank UA	2.500%	1/19/21	48,950	49,177
	Cooperatieve Rabobank UA	3.125%	4/26/21	530	538

34

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	2.750%	1/10/22	12,823	13,005
	Cooperatieve Rabobank UA	3.875%	2/8/22	41,863	43,592
	Cooperatieve Rabobank UA	3.950%	11/9/22	40,748	42,506
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,740	19,232
	Cooperatieve Rabobank UA	3.375%	5/21/25	19,409	20,508
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	16,282
	Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	12,497
	Cooperatieve Rabobank UA	5.250%	5/24/41	10,848	14,764
	Cooperatieve Rabobank UA	5.750%	12/1/43	11,625	15,294
	Cooperatieve Rabobank UA	5.250%	8/4/45	11,920	14,969
	Credit Suisse AG	3.000%	10/29/21	30,094	30,651
	Credit Suisse AG	2.100%	11/12/21	5,725	5,738
	Credit Suisse AG	3.625%	9/9/24	29,329	31,137
[7]	Credit Suisse Group AG	3.574%	1/9/23	7,525	7,722
[7]	Credit Suisse Group AG	4.282%	1/9/28	25,500	27,614
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,900	13,014
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	37,145	37,698
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	19,750	20,527
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	13,460	14,081
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,493	34,339
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,250	1,386
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	19,258	24,192
	Credit Suisse USA Inc.	7.125%	7/15/32	11,179	16,391
	Deutsche Bank AG	3.125%	1/13/21	11,907	11,933
	Deutsche Bank AG	3.150%	1/22/21	12,390	12,440
	Deutsche Bank AG	4.250%	2/4/21	3,975	4,028
	Deutsche Bank AG	3.375%	5/12/21	10,979	11,048
	Deutsche Bank AG	4.250%	10/14/21	23,226	23,876
	Deutsche Bank AG	5.000%	2/14/22	4,850	5,063
	Deutsche Bank AG	3.300%	11/16/22	27,156	27,421
	Deutsche Bank AG	3.950%	2/27/23	25,000	25,559
	Deutsche Bank AG	3.700%	5/30/24	40,960	41,807
	Deutsche Bank AG	4.100%	1/13/26	8,410	8,578
	Discover Bank	3.200%	8/9/21	4,701	4,776
	Discover Bank	3.350%	2/6/23	10,365	10,671
	Discover Bank	4.200%	8/8/23	19,274	20,474
	Discover Bank	2.450%	9/12/24	8,040	7,997
	Discover Bank	4.250%	3/13/26	2,675	2,889
	Discover Bank	3.450%	7/27/26	9,740	10,102
[4]	Discover Bank	4.682%	8/9/28	4,450	4,643
	Discover Bank	4.650%	9/13/28	10,075	11,293
	Discover Financial Services	5.200%	4/27/22	3,817	4,068
	Discover Financial Services	3.850%	11/21/22	10,640	11,114
	Discover Financial Services	3.950%	11/6/24	6,950	7,365
	Discover Financial Services	3.750%	3/4/25	7,320	7,726
	Discover Financial Services	4.500%	1/30/26	6,800	7,437
	Discover Financial Services	4.100%	2/9/27	9,300	9,969
	Fifth Third Bancorp	3.500%	3/15/22	5,403	5,566
	Fifth Third Bancorp	4.300%	1/16/24	11,774	12,630
	Fifth Third Bancorp	3.650%	1/25/24	14,940	15,716
	Fifth Third Bancorp	2.375%	1/28/25	5,225	5,221
	Fifth Third Bancorp	3.950%	3/14/28	8,110	8,907
	Fifth Third Bancorp	8.250%	3/1/38	11,167	17,167
	Fifth Third Bank	2.250%	6/14/21	25,729	25,830
	Fifth Third Bank	3.350%	7/26/21	6,550	6,686
	Fifth Third Bank	2.875%	10/1/21	7,604	7,716
	Fifth Third Bank	3.950%	7/28/25	9,450	10,248
	Fifth Third Bank	3.850%	3/15/26	9,932	10,551
	First Horizon National Corp.	3.500%	12/15/20	5,513	5,570
	First Republic Bank	2.500%	6/6/22	11,850	11,958
	First Republic Bank	4.375%	8/1/46	2,425	2,626
	First Republic Bank	4.625%	2/13/47	2,975	3,435
	FirstMerit Bank NA	4.270%	11/25/26	5,750	6,159
	Goldman Sachs Capital I	6.345%	2/15/34	13,025	16,916

35

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,850	1,853
	Goldman Sachs Group Inc.	2.875%	2/25/21	17,207	17,369
	Goldman Sachs Group Inc.	2.625%	4/25/21	22,662	22,819
	Goldman Sachs Group Inc.	5.250%	7/27/21	25,019	26,228
	Goldman Sachs Group Inc.	2.350%	11/15/21	23,550	23,631
	Goldman Sachs Group Inc.	5.750%	1/24/22	60,973	65,250
	Goldman Sachs Group Inc.	3.000%	4/26/22	36,919	37,404
[4]	Goldman Sachs Group Inc.	2.876%	10/31/22	80,615	81,587
	Goldman Sachs Group Inc.	3.625%	1/22/23	31,359	32,555
	Goldman Sachs Group Inc.	3.200%	2/23/23	16,955	17,432
[4]	Goldman Sachs Group Inc.	2.908%	6/5/23	25,891	26,294
[4]	Goldman Sachs Group Inc.	2.905%	7/24/23	30,807	31,284
	Goldman Sachs Group Inc.	3.625%	2/20/24	16,700	17,528
	Goldman Sachs Group Inc.	4.000%	3/3/24	61,846	65,671
	Goldman Sachs Group Inc.	3.850%	7/8/24	14,607	15,403
	Goldman Sachs Group Inc.	3.500%	1/23/25	36,819	38,649
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,648	2,803
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	59,303	61,202
	Goldman Sachs Group Inc.	4.250%	10/21/25	14,020	15,201
	Goldman Sachs Group Inc.	3.750%	2/25/26	32,209	34,119
	Goldman Sachs Group Inc.	3.500%	11/16/26	40,295	42,027
	Goldman Sachs Group Inc.	5.950%	1/15/27	9,878	11,790
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,623	38,931
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	30,665	32,526
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	57,860	61,899
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	16,820	18,477
	Goldman Sachs Group Inc.	6.125%	2/15/33	300	405
	Goldman Sachs Group Inc.	6.450%	5/1/36	19,324	25,564
	Goldman Sachs Group Inc.	6.750%	10/1/37	42,962	59,550
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	28,584	30,912
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	35,355	40,122
	Goldman Sachs Group Inc.	6.250%	2/1/41	31,437	43,879
	Goldman Sachs Group Inc.	4.800%	7/8/44	31,328	37,917
	Goldman Sachs Group Inc.	5.150%	5/22/45	29,619	36,255
	Goldman Sachs Group Inc.	4.750%	10/21/45	179	218
	HSBC Bank USA NA	7.000%	1/15/39	8,759	12,768
	HSBC Holdings plc	3.400%	3/8/21	51,785	52,554
	HSBC Holdings plc	5.100%	4/5/21	29,395	30,453
	HSBC Holdings plc	2.950%	5/25/21	51,596	52,219
	HSBC Holdings plc	2.650%	1/5/22	34,588	34,965
	HSBC Holdings plc	4.875%	1/14/22	3,760	3,963
	HSBC Holdings plc	4.000%	3/30/22	7,301	7,597
[4]	HSBC Holdings plc	3.262%	3/13/23	28,357	28,974
	HSBC Holdings plc	3.600%	5/25/23	25,575	26,597
[4]	HSBC Holdings plc	3.033%	11/22/23	6,939	7,081
	HSBC Holdings plc	4.250%	3/14/24	32,413	34,398
[4]	HSBC Holdings plc	3.950%	5/18/24	23,250	24,381
[4]	HSBC Holdings plc	3.803%	3/11/25	30,816	32,340
	HSBC Holdings plc	4.250%	8/18/25	5,607	5,997
[4]	HSBC Holdings plc	2.633%	11/7/25	9,175	9,153
	HSBC Holdings plc	4.300%	3/8/26	39,815	43,258
	HSBC Holdings plc	3.900%	5/25/26	46,460	49,464
[4]	HSBC Holdings plc	4.292%	9/12/26	50,727	54,479
	HSBC Holdings plc	4.375%	11/23/26	17,141	18,535
[4]	HSBC Holdings plc	4.041%	3/13/28	32,403	34,571
[4]	HSBC Holdings plc	4.583%	6/19/29	20,500	22,870
[4]	HSBC Holdings plc	3.973%	5/22/30	15,300	16,435
	HSBC Holdings plc	7.625%	5/17/32	5,320	7,352
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,830
	HSBC Holdings plc	6.500%	5/2/36	16,629	22,608
	HSBC Holdings plc	6.500%	9/15/37	42,595	58,094
	HSBC Holdings plc	6.800%	6/1/38	6,219	8,844
	HSBC Holdings plc	6.100%	1/14/42	3,198	4,536
	HSBC Holdings plc	5.250%	3/14/44	26,403	33,420

36

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	3.500%	6/23/24	12,402	13,122
	Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,386
	Huntington Bancshares Inc.	3.150%	3/14/21	4,275	4,320
	Huntington Bancshares Inc.	2.300%	1/14/22	10,218	10,256
	Huntington Bancshares Inc.	2.625%	8/6/24	2,250	2,281
	Huntington Bancshares Inc.	4.000%	5/15/25	6,132	6,604
	Huntington National Bank	3.250%	5/14/21	9,500	9,654
	Huntington National Bank	3.125%	4/1/22	5,350	5,455
	Huntington National Bank	2.500%	8/7/22	13,900	14,056
	Huntington National Bank	3.550%	10/6/23	6,470	6,773
	ING Groep NV	3.150%	3/29/22	7,607	7,764
	ING Groep NV	4.100%	10/2/23	15,950	16,909
	ING Groep NV	3.550%	4/9/24	16,610	17,388
	ING Groep NV	3.950%	3/29/27	14,067	15,126
	ING Groep NV	4.550%	10/2/28	12,425	14,087
	ING Groep NV	4.050%	4/9/29	11,570	12,685
[7]	Intesa Sanpaolo SPA	6.500%	2/24/21	100	104
	JPMorgan Chase & Co.	2.550%	3/1/21	22,303	22,428
	JPMorgan Chase & Co.	4.625%	5/10/21	7,736	8,011
	JPMorgan Chase & Co.	2.400%	6/7/21	13,520	13,604
	JPMorgan Chase & Co.	2.295%	8/15/21	58,480	58,583
	JPMorgan Chase & Co.	4.350%	8/15/21	26,088	27,057
	JPMorgan Chase & Co.	4.500%	1/24/22	39,768	41,704
[4]	JPMorgan Chase & Co.	3.514%	6/18/22	16,625	16,977
	JPMorgan Chase & Co.	3.250%	9/23/22	22,197	22,941
	JPMorgan Chase & Co.	2.972%	1/15/23	48,046	48,983
	JPMorgan Chase & Co.	3.200%	1/25/23	50,978	52,581
[4]	JPMorgan Chase & Co.	3.207%	4/1/23	17,605	17,988
[4]	JPMorgan Chase & Co.	2.776%	4/25/23	21,615	21,871
	JPMorgan Chase & Co.	3.375%	5/1/23	31,599	32,804
	JPMorgan Chase & Co.	2.700%	5/18/23	5,016	5,108
	JPMorgan Chase & Co.	3.875%	2/1/24	20,752	22,196
[4]	JPMorgan Chase & Co.	3.559%	4/23/24	31,603	32,937
	JPMorgan Chase & Co.	3.625%	5/13/24	43,367	45,834
[4]	JPMorgan Chase & Co.	3.797%	7/23/24	14,750	15,541
	JPMorgan Chase & Co.	3.875%	9/10/24	34,622	37,028
[4]	JPMorgan Chase & Co.	4.023%	12/5/24	22,250	23,706
	JPMorgan Chase & Co.	3.125%	1/23/25	29,012	30,263
[4]	JPMorgan Chase & Co.	3.220%	3/1/25	31,236	32,267
	JPMorgan Chase & Co.	3.900%	7/15/25	33,618	36,266
[4]	JPMorgan Chase & Co.	2.301%	10/15/25	24,065	24,035
	JPMorgan Chase & Co.	3.300%	4/1/26	60,462	63,373
	JPMorgan Chase & Co.	3.200%	6/15/26	30,580	31,834
	JPMorgan Chase & Co.	2.950%	10/1/26	33,607	34,543
	JPMorgan Chase & Co.	4.125%	12/15/26	23,505	25,717
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	28,320	30,645
	JPMorgan Chase & Co.	4.250%	10/1/27	12,337	13,640
	JPMorgan Chase & Co.	3.625%	12/1/27	11,318	11,884
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	42,266	45,392
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	34,391	36,427
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	39,125	41,467
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	13,095	14,334
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	10,913	12,151
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	3,375	3,839
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,200	17,445
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,605
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	44,150	44,150
	JPMorgan Chase & Co.	6.400%	5/15/38	18,237	26,297
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	31,978	35,361
	JPMorgan Chase & Co.	5.500%	10/15/40	37,850	50,598
	JPMorgan Chase & Co.	5.600%	7/15/41	6,810	9,322
	JPMorgan Chase & Co.	5.400%	1/6/42	10,131	13,702
	JPMorgan Chase & Co.	5.625%	8/16/43	8,097	10,859
	JPMorgan Chase & Co.	4.850%	2/1/44	3,964	5,069

37

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.950%	6/1/45	10,788	13,587
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	22,558	26,437
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	25,002	28,315
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	78,711	88,256
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	30,300	33,890
	KeyBank NA	3.350%	6/15/21	5,560	5,675
	KeyBank NA	2.500%	11/22/21	3,619	3,659
	KeyBank NA	2.400%	6/9/22	3,145	3,179
	KeyBank NA	2.300%	9/14/22	10,100	10,198
	KeyBank NA	3.375%	3/7/23	7,425	7,717
	KeyBank NA	3.300%	6/1/25	7,726	8,137
	KeyBank NA	3.400%	5/20/26	12,750	13,230
[4]	KeyBank NA	3.180%	10/15/27	4,525	4,616
	KeyBank NA	6.950%	2/1/28	1,740	2,196
	KeyCorp	5.100%	3/24/21	10,297	10,679
	KeyCorp	4.150%	10/29/25	7,000	7,661
	KeyCorp	4.100%	4/30/28	15,050	16,421
	KeyCorp	2.550%	10/1/29	14,125	13,811
	Lloyds Bank plc	6.375%	1/21/21	11,075	11,522
	Lloyds Bank plc	3.300%	5/7/21	5,600	5,689
	Lloyds Bank plc	3.500%	5/14/25	1,100	1,155
	Lloyds Banking Group plc	3.100%	7/6/21	210	213
	Lloyds Banking Group plc	3.000%	1/11/22	4,456	4,524
[4]	Lloyds Banking Group plc	2.858%	3/17/23	14,275	14,411
	Lloyds Banking Group plc	4.050%	8/16/23	34,900	36,826
[4]	Lloyds Banking Group plc	2.907%	11/7/23	21,230	21,537
	Lloyds Banking Group plc	3.900%	3/12/24	11,050	11,643
	Lloyds Banking Group plc	4.500%	11/4/24	15,361	16,378
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,628
	Lloyds Banking Group plc	4.582%	12/10/25	38,255	41,283
	Lloyds Banking Group plc	4.650%	3/24/26	12,532	13,563
	Lloyds Banking Group plc	3.750%	1/11/27	9,032	9,476
	Lloyds Banking Group plc	4.375%	3/22/28	34,195	37,645
	Lloyds Banking Group plc	4.550%	8/16/28	16,275	18,174
[4]	Lloyds Banking Group plc	3.574%	11/7/28	20,800	21,633
	Lloyds Banking Group plc	5.300%	12/1/45	5,919	7,190
	Lloyds Banking Group plc	4.344%	1/9/48	17,835	19,268
	M&T Bank Corp.	3.550%	7/26/23	7,250	7,618
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	3,925	3,942
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,145	2,169
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	9,151	9,403
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	21,903	22,118
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	7,950	8,128
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	31,790	31,836
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	13,800	14,122
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	13,300	13,471
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,475	25,839
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,952
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	24,065	25,278
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,350	3,372
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	25,720	26,817
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	12,575	12,805
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	14,877
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	34,185	36,670
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,525	9,585
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	52,881	56,124
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,011	26,954
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,350	16,665
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	5,150	5,678
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	16,590	17,818
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	20,000	20,678
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,000	3,451
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,550	1,749
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	12,000	13,145

38

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.273%	9/13/21	550	551
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	509
	Mizuho Financial Group Inc.	2.601%	9/11/22	500	506
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,744
[4]	Mizuho Financial Group Inc.	2.721%	7/16/23	25,900	26,149
[4]	Mizuho Financial Group Inc.	3.922%	9/11/24	11,060	11,596
[4]	Mizuho Financial Group Inc.	2.839%	7/16/25	26,800	27,028
[4]	Mizuho Financial Group Inc.	2.555%	9/13/25	15,525	15,484
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,100	2,221
	Mizuho Financial Group Inc.	4.018%	3/5/28	20,525	22,339
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	15,000	16,605
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	30,205	30,844
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	9,435	9,495
	Morgan Stanley	5.750%	1/25/21	23,535	24,399
	Morgan Stanley	2.500%	4/21/21	5,924	5,950
	Morgan Stanley	5.500%	7/28/21	13,616	14,333
	Morgan Stanley	2.625%	11/17/21	35,817	36,219
	Morgan Stanley	2.750%	5/19/22	33,941	34,533
	Morgan Stanley	4.875%	11/1/22	22,638	24,241
	Morgan Stanley	3.125%	1/23/23	13,885	14,261
	Morgan Stanley	3.750%	2/25/23	66,535	69,489
	Morgan Stanley	4.100%	5/22/23	22,036	23,190
[4]	Morgan Stanley	3.737%	4/24/24	22,100	23,013
	Morgan Stanley	3.875%	4/29/24	38,463	40,801
	Morgan Stanley	3.700%	10/23/24	49,444	52,375
	Morgan Stanley	4.000%	7/23/25	52,943	57,255
	Morgan Stanley	5.000%	11/24/25	22,714	25,505
	Morgan Stanley	3.875%	1/27/26	41,091	44,075
	Morgan Stanley	3.125%	7/27/26	34,300	35,305
	Morgan Stanley	6.250%	8/9/26	12,332	14,972
	Morgan Stanley	4.350%	9/8/26	28,900	31,549
	Morgan Stanley	3.625%	1/20/27	23,560	25,016
	Morgan Stanley	3.950%	4/23/27	14,404	15,398
[4]	Morgan Stanley	3.591%	7/22/28	46,005	48,737
[4]	Morgan Stanley	3.772%	1/24/29	10,920	11,730
[4]	Morgan Stanley	4.431%	1/23/30	13,175	14,868
	Morgan Stanley	7.250%	4/1/32	8,587	12,326
[4]	Morgan Stanley	3.971%	7/22/38	21,907	24,295
[4]	Morgan Stanley	4.457%	4/22/39	22,750	26,775
	Morgan Stanley	6.375%	7/24/42	35,237	51,878
	Morgan Stanley	4.300%	1/27/45	42,196	49,551
	Morgan Stanley	4.375%	1/22/47	3,785	4,522
	MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	17,249
	MUFG Americas Holdings Corp.	3.000%	2/10/25	7,100	7,212
	MUFG Union Bank NA	3.150%	4/1/22	39,471	40,356
	MUFG Union Bank NA	2.100%	12/9/22	13,900	13,928
	National Australia Bank Ltd.	2.625%	1/14/21	8,647	8,697
	National Australia Bank Ltd.	1.875%	7/12/21	9,684	9,671
	National Australia Bank Ltd.	3.375%	9/20/21	20,000	20,481
	National Australia Bank Ltd.	3.700%	11/4/21	11,030	11,380
	National Australia Bank Ltd.	2.800%	1/10/22	6,004	6,099
	National Australia Bank Ltd.	2.500%	5/22/22	8,774	8,879
	National Australia Bank Ltd.	3.000%	1/20/23	1,050	1,075
	National Australia Bank Ltd.	2.875%	4/12/23	1,750	1,788
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,555
	National Australia Bank Ltd.	3.375%	1/14/26	6,752	7,074
	National Australia Bank Ltd.	2.500%	7/12/26	20,034	20,112
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,040
	Northern Trust Corp.	2.375%	8/2/22	5,710	5,759
	Northern Trust Corp.	3.950%	10/30/25	8,975	9,661
	Northern Trust Corp.	3.650%	8/3/28	5,500	5,941
	Northern Trust Corp.	3.150%	5/3/29	8,950	9,421
[4]	Northern Trust Corp.	3.375%	5/8/32	3,850	3,901
	People's United Bank NA	4.000%	7/15/24	3,850	4,007

39

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	People's United Financial Inc.	3.650%	12/6/22	6,175	6,413
	PNC Bank NA	2.150%	4/29/21	31,086	31,149
	PNC Bank NA	2.550%	12/9/21	6,050	6,100
	PNC Bank NA	2.625%	2/17/22	19,500	19,702
[4]	PNC Bank NA	2.232%	7/22/22	5,000	5,010
	PNC Bank NA	2.450%	7/28/22	2,500	2,523
	PNC Bank NA	2.700%	11/1/22	9,584	9,676
[4]	PNC Bank NA	2.028%	12/9/22	3,285	3,288
	PNC Bank NA	2.950%	1/30/23	10,277	10,484
	PNC Bank NA	3.800%	7/25/23	16,478	17,253
	PNC Bank NA	3.300%	10/30/24	6,303	6,555
	PNC Bank NA	2.950%	2/23/25	9,710	9,929
	PNC Bank NA	3.250%	6/1/25	17,751	18,591
	PNC Bank NA	3.100%	10/25/27	10,265	10,707
	PNC Bank NA	3.250%	1/22/28	5,050	5,302
	PNC Bank NA	4.050%	7/26/28	8,250	9,056
	PNC Bank NA	2.700%	10/22/29	3,300	3,280
	PNC Financial Services Group Inc.	2.854%	11/9/22	16,055	16,335
	PNC Financial Services Group Inc.	3.500%	1/23/24	23,445	24,607
	PNC Financial Services Group Inc.	3.900%	4/29/24	21,232	22,313
	PNC Financial Services Group Inc.	3.150%	5/19/27	10,409	10,756
	PNC Financial Services Group Inc.	3.450%	4/23/29	28,765	30,566
	PNC Funding Corp.	3.300%	3/8/22	8,184	8,406
	Regions Bank	2.750%	4/1/21	5,054	5,089
[4]	Regions Bank	3.374%	8/13/21	5,500	5,541
	Regions Bank	6.450%	6/26/37	4,491	5,767
	Regions Financial Corp.	2.750%	8/14/22	5,479	5,573
	Regions Financial Corp.	3.800%	8/14/23	11,075	11,676
	Regions Financial Corp.	7.375%	12/10/37	3,950	5,581
	Royal Bank of Canada	2.500%	1/19/21	13,542	13,601
	Royal Bank of Canada	3.200%	4/30/21	21,950	22,339
	Royal Bank of Canada	2.750%	2/1/22	13,991	14,223
	Royal Bank of Canada	2.800%	4/29/22	19,620	19,991
	Royal Bank of Canada	3.700%	10/5/23	8,520	8,984
	Royal Bank of Canada	2.550%	7/16/24	9,165	9,301
	Royal Bank of Canada	2.250%	11/1/24	33,700	33,856
	Royal Bank of Canada	4.650%	1/27/26	11,818	13,117
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,642	6,172
[4]	Royal Bank of Scotland Group plc	3.498%	5/15/23	13,990	14,286
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,000	10,988
	Royal Bank of Scotland Group plc	3.875%	9/12/23	44,254	46,259
	Royal Bank of Scotland Group plc	6.000%	12/19/23	8,125	9,031
	Royal Bank of Scotland Group plc	5.125%	5/28/24	29,803	32,269
[4]	Royal Bank of Scotland Group plc	4.519%	6/25/24	21,820	23,126
[4]	Royal Bank of Scotland Group plc	4.269%	3/22/25	4,050	4,296
	Royal Bank of Scotland Group plc	4.800%	4/5/26	4,731	5,241
[4]	Royal Bank of Scotland Group plc	4.892%	5/18/29	35,600	40,133
[4]	Royal Bank of Scotland Group plc	3.754%	11/1/29	2,750	2,805
[4]	Royal Bank of Scotland Group plc	5.076%	1/27/30	40,500	46,460
[4]	Royal Bank of Scotland Group plc	4.445%	5/8/30	10,050	11,061
	Santander Holdings USA Inc.	3.400%	1/18/23	12,900	13,222
	Santander Holdings USA Inc.	3.500%	6/7/24	5,000	5,139
	Santander Holdings USA Inc.	4.500%	7/17/25	9,475	10,188
[7]	Santander Holdings USA Inc.	3.244%	10/5/26	42,500	42,696
	Santander Holdings USA Inc.	4.400%	7/13/27	16,844	18,149
	Santander UK Group Holdings plc	3.125%	1/8/21	18,025	18,173
	Santander UK Group Holdings plc	2.875%	8/5/21	11,549	11,661
	Santander UK Group Holdings plc	3.571%	1/10/23	8,361	8,551
[4]	Santander UK Group Holdings plc	4.796%	11/15/24	9,550	10,297
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	7,273	7,637
	Santander UK plc	3.400%	6/1/21	15,700	16,014
	Santander UK plc	3.750%	11/15/21	6,525	6,723
	Santander UK plc	4.000%	3/13/24	23,128	24,633
	Santander UK plc	2.875%	6/18/24	13,800	14,084

40

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	13,140	13,226
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	31,289
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,650	8,776
	State Street Corp.	4.375%	3/7/21	2,255	2,320
	State Street Corp.	1.950%	5/19/21	10,145	10,152
[4]	State Street Corp.	2.653%	5/15/23	9,320	9,463
	State Street Corp.	3.100%	5/15/23	9,503	9,758
	State Street Corp.	3.700%	11/20/23	8,158	8,671
[4]	State Street Corp.	3.776%	12/3/24	10,800	11,384
	State Street Corp.	3.300%	12/16/24	15,300	16,133
	State Street Corp.	3.550%	8/18/25	19,466	20,919
[4]	State Street Corp.	2.354%	11/1/25	8,225	8,235
	State Street Corp.	2.650%	5/19/26	9,965	10,116
[4]	State Street Corp.	4.141%	12/3/29	4,055	4,527
[4]	State Street Corp.	3.031%	11/1/34	17,400	17,355
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,837	5,996
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	560
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,562
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,422
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	7,361
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,296
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,338	7,423
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,325	5,331
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,801
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,244	10,392
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	19,458	19,787
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,954
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	15,735
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	10,321
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	14,278
[7]	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	53
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	26,900	27,263
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	40,000	40,061
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	21,118	22,489
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	13,394	13,413
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,600	11,815
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	11,105	11,619
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	16,308	16,983
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,350	16,204
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	29,850	32,537
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	6,210	6,926
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	17,800	18,124
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	12,550	12,669
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,200	13,049
	SVB Financial Group	3.500%	1/29/25	4,475	4,674
	Svenska Handelsbanken AB	2.450%	3/30/21	19,351	19,462
	Svenska Handelsbanken AB	3.350%	5/24/21	21,675	22,076
	Svenska Handelsbanken AB	1.875%	9/7/21	9,013	8,993
	Synchrony Bank	3.650%	5/24/21	8,370	8,535
	Synchrony Bank	3.000%	6/15/22	5,197	5,293
	Synchrony Financial	3.750%	8/15/21	6,438	6,582
	Synchrony Financial	2.850%	7/25/22	4,175	4,230
	Synchrony Financial	4.375%	3/19/24	1,000	1,063
	Synchrony Financial	4.250%	8/15/24	7,351	7,843
	Synchrony Financial	4.500%	7/23/25	17,744	19,168
	Synchrony Financial	3.700%	8/4/26	9,725	10,022
	Synchrony Financial	3.950%	12/1/27	11,725	12,308
	Synchrony Financial	5.150%	3/19/29	1,750	1,987
	Synovus Financial Corp.	3.125%	11/1/22	3,257	3,298
	Toronto-Dominion Bank	2.500%	12/14/20	11,941	12,007
	Toronto-Dominion Bank	2.550%	1/25/21	30,700	30,873
	Toronto-Dominion Bank	2.125%	4/7/21	22,937	23,019
	Toronto-Dominion Bank	3.250%	6/11/21	6,000	6,124
	Toronto-Dominion Bank	1.800%	7/13/21	16,632	16,626

41

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	1.900%	12/1/22	18,075	18,076
	Toronto-Dominion Bank	3.500%	7/19/23	5,200	5,475
	Toronto-Dominion Bank	3.250%	3/11/24	53,200	55,508
	Toronto-Dominion Bank	2.650%	6/12/24	8,365	8,527
[4]	Toronto-Dominion Bank	3.625%	9/15/31	6,415	6,704
	Truist Bank	2.850%	4/1/21	385	389
[4]	Truist Bank	3.525%	10/26/21	2,750	2,781
	Truist Bank	2.625%	1/15/22	15,250	15,439
	Truist Bank	2.800%	5/17/22	22,255	22,647
[4]	Truist Bank	3.502%	8/2/22	9,810	10,018
	Truist Bank	3.000%	2/2/23	6,166	6,313
	Truist Bank	2.750%	5/1/23	6,225	6,315
	Truist Bank	3.200%	4/1/24	35,100	36,438
[4]	Truist Bank	3.689%	8/2/24	20,239	21,201
	Truist Bank	2.150%	12/6/24	5,000	4,990
	Truist Bank	3.625%	9/16/25	23,853	25,371
	Truist Bank	3.300%	5/15/26	7,025	7,303
	Truist Bank	3.800%	10/30/26	3,355	3,596
	Truist Financial Corp	2.900%	3/3/21	7,007	7,066
	Truist Financial Corp.	2.150%	2/1/21	9,675	9,693
	Truist Financial Corp.	2.050%	5/10/21	13,011	13,020
	Truist Financial Corp.	3.200%	9/3/21	9,225	9,410
	Truist Financial Corp.	2.700%	1/27/22	14,119	14,312
	Truist Financial Corp.	2.750%	4/1/22	6,730	6,848
	Truist Financial Corp.	3.050%	6/20/22	35,190	35,896
	Truist Financial Corp.	3.750%	12/6/23	10,100	10,674
	Truist Financial Corp.	2.850%	10/26/24	8,732	9,023
	Truist Financial Corp.	4.000%	5/1/25	6,548	7,083
	Truist Financial Corp.	3.700%	6/5/25	10,450	11,255
	Truist Financial Corp.	3.875%	3/19/29	15,150	16,310
[7]	UBS AG	2.450%	12/1/20	22,580	22,652
	US Bancorp	2.350%	1/29/21	10,834	10,881
	US Bancorp	4.125%	5/24/21	9,157	9,420
	US Bancorp	2.625%	1/24/22	13,239	13,437
	US Bancorp	3.000%	3/15/22	3,864	3,952
	US Bancorp	2.950%	7/15/22	17,278	17,715
	US Bancorp	3.700%	1/30/24	3,380	3,592
	US Bancorp	3.375%	2/5/24	32,000	33,492
	US Bancorp	2.400%	7/30/24	11,650	11,792
	US Bancorp	3.600%	9/11/24	2,605	2,763
	US Bancorp	3.950%	11/17/25	1,612	1,772
	US Bancorp	3.100%	4/27/26	6,795	7,073
	US Bancorp	2.375%	7/22/26	11,800	11,829
	US Bancorp	3.150%	4/27/27	30,750	32,172
	US Bancorp	3.900%	4/26/28	2,975	3,337
	US Bancorp	3.000%	7/30/29	4,000	4,094
	US Bank NA	3.000%	2/4/21	2,700	2,729
	US Bank NA	3.150%	4/26/21	1,650	1,674
	US Bank NA	3.450%	11/16/21	4,560	4,690
	US Bank NA	2.650%	5/23/22	15,850	16,124
	US Bank NA	1.950%	1/9/23	17,260	17,276
	US Bank NA	2.850%	1/23/23	8,555	8,779
	US Bank NA	3.400%	7/24/23	7,475	7,818
	US Bank NA	2.800%	1/27/25	25,464	26,243
	Wachovia Corp.	6.605%	10/1/25	3,175	3,748
	Wachovia Corp.	5.500%	8/1/35	14,027	17,755
	Wachovia Corp.	6.550%	10/15/35	7,625	9,751
	Wells Fargo & Co.	2.550%	12/7/20	14,741	14,806
	Wells Fargo & Co.	3.000%	1/22/21	18,027	18,231
	Wells Fargo & Co.	2.500%	3/4/21	38,688	38,956
	Wells Fargo & Co.	4.600%	4/1/21	22,927	23,628
	Wells Fargo & Co.	2.100%	7/26/21	54,966	55,056
	Wells Fargo & Co.	3.500%	3/8/22	26,465	27,277
	Wells Fargo & Co.	2.625%	7/22/22	44,100	44,692

42

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.069%	1/24/23	86,292	87,771
	Wells Fargo & Co.	3.450%	2/13/23	20,948	21,668
	Wells Fargo & Co.	4.125%	8/15/23	17,134	18,166
	Wells Fargo & Co.	4.480%	1/16/24	11,285	12,155
	Wells Fargo & Co.	3.300%	9/9/24	28,831	30,178
	Wells Fargo & Co.	3.000%	2/19/25	29,449	30,371
	Wells Fargo & Co.	3.550%	9/29/25	27,470	29,022
[4]	Wells Fargo & Co.	2.406%	10/30/25	50,000	49,875
	Wells Fargo & Co.	3.000%	4/22/26	39,112	40,229
	Wells Fargo & Co.	4.100%	6/3/26	44,473	47,805
	Wells Fargo & Co.	3.000%	10/23/26	37,500	38,329
[4]	Wells Fargo & Co.	3.196%	6/17/27	16,400	16,976
	Wells Fargo & Co.	4.300%	7/22/27	25,005	27,289
[4]	Wells Fargo & Co.	3.584%	5/22/28	32,130	34,066
[4]	Wells Fargo & Co.	2.879%	10/30/30	45,240	45,508
	Wells Fargo & Co.	5.375%	2/7/35	10,269	13,240
	Wells Fargo & Co.	5.375%	11/2/43	34,188	43,070
	Wells Fargo & Co.	5.606%	1/15/44	17,899	23,669
	Wells Fargo & Co.	4.650%	11/4/44	26,385	30,903
	Wells Fargo & Co.	3.900%	5/1/45	22,850	25,944
	Wells Fargo & Co.	4.900%	11/17/45	22,332	27,256
	Wells Fargo & Co.	4.400%	6/14/46	17,852	20,479
	Wells Fargo & Co.	4.750%	12/7/46	9,200	10,958
	Wells Fargo Bank NA	2.600%	1/15/21	15,150	15,235
[4]	Wells Fargo Bank NA	3.325%	7/23/21	18,175	18,294
	Wells Fargo Bank NA	3.625%	10/22/21	35,910	36,943
[4]	Wells Fargo Bank NA	2.897%	5/27/22	12,200	12,332
[4]	Wells Fargo Bank NA	2.082%	9/9/22	43,250	43,250
	Wells Fargo Bank NA	3.550%	8/14/23	14,245	14,881
	Wells Fargo Bank NA	5.950%	8/26/36	6,753	8,950
	Wells Fargo Bank NA	5.850%	2/1/37	15,144	20,087
	Wells Fargo Bank NA	6.600%	1/15/38	10,894	15,667
[4]	Wells Fargo Capital X	5.950%	12/1/86	5,067	6,220
	Westpac Banking Corp.	2.650%	1/25/21	2,816	2,834
	Westpac Banking Corp.	2.100%	5/13/21	40,650	40,690
	Westpac Banking Corp.	2.000%	8/19/21	17,600	17,602
	Westpac Banking Corp.	2.800%	1/11/22	15,400	15,655
	Westpac Banking Corp.	2.500%	6/28/22	25,400	25,669
	Westpac Banking Corp.	2.750%	1/11/23	7,750	7,878
	Westpac Banking Corp.	3.650%	5/15/23	5,450	5,713
	Westpac Banking Corp.	3.300%	2/26/24	13,590	14,136
	Westpac Banking Corp.	2.350%	2/19/25	20,875	20,913
	Westpac Banking Corp.	2.850%	5/13/26	23,225	23,712
	Westpac Banking Corp.	2.700%	8/19/26	18,925	19,134
	Westpac Banking Corp.	3.350%	3/8/27	16,125	17,049
[4]	Westpac Banking Corp.	4.322%	11/23/31	29,000	30,595
	Westpac Banking Corp.	4.110%	7/24/34	2,050	2,135
	Westpac Banking Corp.	4.421%	7/24/39	5,010	5,492
	Zions Bancorp NA	3.500%	8/27/21	12,725	12,964
	Zions Bancorp NA	3.250%	10/29/29	4,440	4,356
	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	9,077
	Affiliated Managers Group Inc.	3.500%	8/1/25	11,145	11,637
	Ameriprise Financial Inc.	3.000%	3/22/22	2,650	2,709
	Ameriprise Financial Inc.	4.000%	10/15/23	14,166	15,113
	Ameriprise Financial Inc.	3.700%	10/15/24	11,830	12,631
	Ameriprise Financial Inc.	2.875%	9/15/26	200	204
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	160
	BGC Partners Inc.	5.125%	5/27/21	2,625	2,707
	BGC Partners Inc.	3.750%	10/1/24	6,335	6,322
	BlackRock Inc.	4.250%	5/24/21	7,855	8,114
	BlackRock Inc.	3.375%	6/1/22	12,035	12,461
	BlackRock Inc.	3.500%	3/18/24	17,325	18,391

43

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BlackRock Inc.	3.200%	3/15/27	1,350	1,427
BlackRock Inc.	3.250%	4/30/29	6,750	7,208
Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	6,162
Brookfield Finance Inc.	4.250%	6/2/26	2,350	2,549
Brookfield Finance Inc.	3.900%	1/25/28	6,400	6,870
Brookfield Finance Inc.	4.850%	3/29/29	10,100	11,572
Brookfield Finance Inc.	4.700%	9/20/47	9,750	11,162
Brookfield Finance LLC	4.000%	4/1/24	11,750	12,600
Cboe Global Markets Inc.	3.650%	1/12/27	6,836	7,331
Charles Schwab Corp.	3.250%	5/21/21	7,850	7,993
Charles Schwab Corp.	3.225%	9/1/22	3,955	4,079
Charles Schwab Corp.	2.650%	1/25/23	5,529	5,643
Charles Schwab Corp.	3.550%	2/1/24	8,775	9,252
Charles Schwab Corp.	3.000%	3/10/25	280	290
Charles Schwab Corp.	3.850%	5/21/25	3,000	3,245
Charles Schwab Corp.	3.450%	2/13/26	3,445	3,636
Charles Schwab Corp.	3.200%	3/2/27	12,950	13,591
Charles Schwab Corp.	3.200%	1/25/28	5,875	6,140
Charles Schwab Corp.	4.000%	2/1/29	7,990	8,843
Charles Schwab Corp.	3.250%	5/22/29	6,750	7,122
CME Group Inc.	3.000%	9/15/22	8,187	8,419
CME Group Inc.	3.000%	3/15/25	6,129	6,341
CME Group Inc.	5.300%	9/15/43	8,479	11,346
CME Group Inc.	4.150%	6/15/48	7,525	8,987
E*TRADE Financial Corp.	2.950%	8/24/22	1,119	1,136
E*TRADE Financial Corp.	3.800%	8/24/27	6,250	6,522
E*TRADE Financial Corp.	4.500%	6/20/28	2,910	3,166
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,504
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,783
Franklin Resources Inc.	2.800%	9/15/22	10,700	10,977
Franklin Resources Inc.	2.850%	3/30/25	5,410	5,569
Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,975
Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,711
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,687
Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	14,003
Intercontinental Exchange Inc.	3.100%	9/15/27	2,246	2,352
Intercontinental Exchange Inc.	3.750%	9/21/28	4,850	5,292
Intercontinental Exchange Inc.	4.250%	9/21/48	8,950	10,572
Invesco Finance plc	3.125%	11/30/22	7,392	7,596
Invesco Finance plc	4.000%	1/30/24	14,599	15,463
Invesco Finance plc	3.750%	1/15/26	2,279	2,421
Invesco Finance plc	5.375%	11/30/43	11,762	14,177
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,246
Jefferies Financial Group Inc.	5.500%	10/18/23	8,650	9,413
Jefferies Group LLC	6.875%	4/15/21	12,942	13,670
Jefferies Group LLC	5.125%	1/20/23	1,630	1,756
Jefferies Group LLC	4.850%	1/15/27	15,177	16,797
Jefferies Group LLC	6.450%	6/8/27	675	785
Jefferies Group LLC	6.250%	1/15/36	3,825	4,543
Jefferies Group LLC	6.500%	1/20/43	5,140	6,111
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	16,210	17,077
Lazard Group LLC	3.750%	2/13/25	1,215	1,280
Lazard Group LLC	3.625%	3/1/27	8,770	8,968
Lazard Group LLC	4.500%	9/19/28	5,775	6,408
Lazard Group LLC	4.375%	3/11/29	50	55
Legg Mason Inc.	4.750%	3/15/26	4,960	5,433
Legg Mason Inc.	5.625%	1/15/44	7,295	8,281
Nasdaq Inc.	4.250%	6/1/24	4,218	4,543
Nasdaq Inc.	3.850%	6/30/26	6,064	6,488
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,747
Raymond James Financial Inc.	4.950%	7/15/46	14,395	17,062
Stifel Financial Corp.	3.500%	12/1/20	250	253
Stifel Financial Corp.	4.250%	7/18/24	10,125	10,665

44

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,920	18,304
TD Ameritrade Holding Corp.	3.625%	4/1/25	6,225	6,605
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,727	10,158
TD Ameritrade Holding Corp.	2.750%	10/1/29	5,400	5,434
Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	11,138	11,486
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	17,405	18,232
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	1,840	1,914
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	14,227	14,689
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,900	2,976
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,739	7,118
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	6,395	6,547
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	1,020	1,105
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	200	202
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	630	649
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	7,200	7,740
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	11,156	11,435
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	11,900	12,317
Air Lease Corp.	2.500%	3/1/21	6,997	7,024
Air Lease Corp.	3.875%	4/1/21	6,285	6,409
Air Lease Corp.	3.375%	6/1/21	830	842
Air Lease Corp.	3.500%	1/15/22	3,850	3,947
Air Lease Corp.	3.750%	2/1/22	4,675	4,810
Air Lease Corp.	2.625%	7/1/22	6,869	6,930
Air Lease Corp.	2.250%	1/15/23	5,430	5,428
Air Lease Corp.	2.750%	1/15/23	5,475	5,544
Air Lease Corp.	3.875%	7/3/23	23,125	24,292
Air Lease Corp.	3.000%	9/15/23	4,253	4,352
Air Lease Corp.	4.250%	2/1/24	7,600	8,139
Air Lease Corp.	4.250%	9/15/24	2,952	3,162
Air Lease Corp.	3.250%	3/1/25	11,580	11,910
Air Lease Corp.	3.625%	4/1/27	4,575	4,748
Air Lease Corp.	3.625%	12/1/27	4,700	4,860
Air Lease Corp.	4.625%	10/1/28	6,000	6,620
Air Lease Corp.	3.250%	10/1/29	11,250	11,186
Aircastle Ltd.	4.400%	9/25/23	10,125	10,729
Aircastle Ltd.	4.125%	5/1/24	650	682
Aircastle Ltd.	4.250%	6/15/26	7,180	7,573
Ares Capital Corp.	3.500%	2/10/23	17,235	17,516
Ares Capital Corp.	4.200%	6/10/24	8,367	8,787
Ares Capital Corp.	4.250%	3/1/25	6,780	7,076
FS KKR Capital Corp.	4.750%	5/15/22	4,399	4,515
FS KKR Capital Corp.	4.625%	7/15/24	3,200	3,317
FS KKR Capital Corp.	4.125%	2/1/25	3,000	3,040
GATX Corp.	4.850%	6/1/21	100	104
GATX Corp.	3.250%	3/30/25	4,970	5,108
GATX Corp.	3.250%	9/15/26	3,100	3,140
GATX Corp.	3.850%	3/30/27	8,850	9,241
GATX Corp.	3.500%	3/15/28	5,575	5,676
GATX Corp.	4.550%	11/7/28	9,000	9,829

45

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	4.700%	4/1/29	3,725	4,151
	GATX Corp.	5.200%	3/15/44	1,255	1,461
	GATX Corp.	4.500%	3/30/45	1,952	2,018
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	22,190	23,009
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	127,543	135,485
	International Lease Finance Corp.	8.250%	12/15/20	13,998	14,774
	International Lease Finance Corp.	4.625%	4/15/21	5,795	5,966
	International Lease Finance Corp.	8.625%	1/15/22	13,210	14,853
	International Lease Finance Corp.	5.875%	8/15/22	10,234	11,150
	Owl Rock Capital Corp.	5.250%	4/15/24	1,500	1,586
	Owl Rock Capital Corp.	4.000%	3/30/25	3,540	3,550
	Prospect Capital Corp.	5.875%	3/15/23	1,610	1,704
	TPG Specialty Lending Inc.	3.875%	11/1/24	3,435	3,455
	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	1,529	2,294
	AEGON Funding Co. LLC	5.750%	12/15/20	9,425	9,741
[4]	AEGON NV	5.500%	4/11/48	7,800	8,473
	Aetna Inc.	2.750%	11/15/22	9,750	9,901
	Aetna Inc.	2.800%	6/15/23	13,025	13,229
	Aetna Inc.	3.500%	11/15/24	11,303	11,803
	Aetna Inc.	6.625%	6/15/36	8,456	11,303
	Aetna Inc.	6.750%	12/15/37	3,877	5,206
	Aetna Inc.	4.500%	5/15/42	5,167	5,515
	Aetna Inc.	4.125%	11/15/42	2,503	2,561
	Aetna Inc.	4.750%	3/15/44	3,575	3,864
	Aetna Inc.	3.875%	8/15/47	12,600	12,732
	Aflac Inc.	4.000%	2/15/22	1,250	1,304
	Aflac Inc.	3.625%	6/15/23	8,610	9,052
	Aflac Inc.	3.625%	11/15/24	8,265	8,834
	Aflac Inc.	3.250%	3/17/25	6,047	6,346
	Aflac Inc.	2.875%	10/15/26	1,090	1,122
	Aflac Inc.	4.000%	10/15/46	4,650	5,053
	Aflac Inc.	4.750%	1/15/49	7,390	8,800
	Alleghany Corp.	4.950%	6/27/22	2,295	2,438
	Alleghany Corp.	4.900%	9/15/44	8,027	9,364
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,862
	Allstate Corp.	3.150%	6/15/23	10,500	10,896
	Allstate Corp.	3.280%	12/15/26	5,250	5,539
	Allstate Corp.	5.350%	6/1/33	1,679	2,097
	Allstate Corp.	5.550%	5/9/35	2,906	3,667
	Allstate Corp.	5.950%	4/1/36	413	558
	Allstate Corp.	4.500%	6/15/43	7,687	9,180
	Allstate Corp.	4.200%	12/15/46	7,895	9,088
	Allstate Corp.	3.850%	8/10/49	5,410	6,010
[4]	Allstate Corp.	5.750%	8/15/53	7,865	8,435
[4]	Allstate Corp.	6.500%	5/15/67	4,240	5,236
	American Financial Group Inc.	3.500%	8/15/26	4,210	4,318
	American Financial Group Inc.	4.500%	6/15/47	7,015	7,569
	American International Group Inc.	6.400%	12/15/20	28,138	29,283
	American International Group Inc.	3.300%	3/1/21	2,675	2,710
	American International Group Inc.	4.875%	6/1/22	17,533	18,714
	American International Group Inc.	4.125%	2/15/24	7,551	8,086
	American International Group Inc.	3.750%	7/10/25	4,140	4,428
	American International Group Inc.	3.900%	4/1/26	10,340	11,064
	American International Group Inc.	4.200%	4/1/28	10,672	11,697
	American International Group Inc.	4.250%	3/15/29	3,625	4,027
	American International Group Inc.	3.875%	1/15/35	11,398	12,099
	American International Group Inc.	4.700%	7/10/35	6,305	7,279
	American International Group Inc.	6.250%	5/1/36	12,713	16,976
	American International Group Inc.	4.500%	7/16/44	31,138	35,685
	American International Group Inc.	4.800%	7/10/45	10,980	13,143
	American International Group Inc.	4.750%	4/1/48	10,850	12,979
[4]	American International Group Inc.	5.750%	4/1/48	8,472	9,174

46

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.375%	1/15/55	11,430	12,488
[4]	American International Group Inc.	8.175%	5/15/68	4,725	6,420
	Anthem Inc.	3.700%	8/15/21	6,874	7,027
	Anthem Inc.	3.125%	5/15/22	12,040	12,339
	Anthem Inc.	2.950%	12/1/22	8,625	8,835
	Anthem Inc.	3.300%	1/15/23	13,347	13,804
	Anthem Inc.	3.500%	8/15/24	9,894	10,361
	Anthem Inc.	3.350%	12/1/24	19,009	19,834
	Anthem Inc.	2.375%	1/15/25	6,990	6,986
	Anthem Inc.	3.650%	12/1/27	23,345	24,619
	Anthem Inc.	4.101%	3/1/28	30,526	33,073
	Anthem Inc.	2.875%	9/15/29	2,000	1,988
	Anthem Inc.	5.950%	12/15/34	401	514
	Anthem Inc.	5.850%	1/15/36	3,708	4,522
	Anthem Inc.	6.375%	6/15/37	4,250	5,503
	Anthem Inc.	4.625%	5/15/42	15,912	17,847
	Anthem Inc.	4.650%	1/15/43	10,121	11,394
	Anthem Inc.	5.100%	1/15/44	13,835	16,357
	Anthem Inc.	4.650%	8/15/44	8,365	9,292
	Anthem Inc.	4.375%	12/1/47	15,726	17,241
	Anthem Inc.	4.550%	3/1/48	2,795	3,133
	Anthem Inc.	3.700%	9/15/49	7,490	7,406
	Anthem Inc.	4.850%	8/15/54	4,325	4,682
	Aon Corp.	8.205%	1/1/27	619	786
	Aon Corp.	4.500%	12/15/28	8,250	9,246
	Aon Corp.	3.750%	5/2/29	6,365	6,800
	Aon Corp.	6.250%	9/30/40	4,680	6,393
	Aon plc	2.800%	3/15/21	14,115	14,243
	Aon plc	4.000%	11/27/23	625	663
	Aon plc	3.500%	6/14/24	9,065	9,463
	Aon plc	3.875%	12/15/25	13,775	14,775
	Aon plc	4.600%	6/14/44	9,042	10,262
	Aon plc	4.750%	5/15/45	1,802	2,106
	Arch Capital Finance LLC	4.011%	12/15/26	10,220	11,255
	Arch Capital Finance LLC	5.031%	12/15/46	7,707	9,622
	Arch Capital Group Ltd.	7.350%	5/1/34	4,510	6,372
	Arch Capital Group US Inc.	5.144%	11/1/43	940	1,142
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,766
	Assurant Inc.	4.000%	3/15/23	8,175	8,525
	Assurant Inc.	4.200%	9/27/23	2,120	2,219
	Assurant Inc.	4.900%	3/27/28	6,400	7,025
	Assurant Inc.	3.700%	2/22/30	4,800	4,860
	Assurant Inc.	6.750%	2/15/34	1,103	1,317
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	5,548	6,169
	Athene Holding Ltd.	4.125%	1/12/28	11,850	12,239
	AXA Equitable Holdings Inc.	3.900%	4/20/23	3,985	4,173
	AXA Equitable Holdings Inc.	7.000%	4/1/28	4,150	5,036
	AXA Equitable Holdings Inc.	4.350%	4/20/28	50,851	55,163
	AXA Equitable Holdings Inc.	5.000%	4/20/48	22,085	23,598
	AXA SA	8.600%	12/15/30	13,416	19,604
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,000	3,144
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,210	3,258
	AXIS Specialty Finance plc	4.000%	12/6/27	15,014	15,839
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,732	3,822
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	22,225	22,841
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	4,540	6,231
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	10,665	12,595
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	10,250	11,730
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	35,460	41,509
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	34,600	40,873
	Berkshire Hathaway Inc.	2.200%	3/15/21	6,186	6,215
	Berkshire Hathaway Inc.	3.750%	8/15/21	3,452	3,558
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,555	2,645
	Berkshire Hathaway Inc.	3.000%	2/11/23	2,306	2,386

47

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Inc.	2.750%	3/15/23	11,414	11,720
	Berkshire Hathaway Inc.	3.125%	3/15/26	39,001	41,143
	Berkshire Hathaway Inc.	4.500%	2/11/43	11,479	13,953
	Brighthouse Financial Inc.	3.700%	6/22/27	15,435	15,343
	Brighthouse Financial Inc.	4.700%	6/22/47	11,100	10,275
	Brown & Brown Inc.	4.200%	9/15/24	5,390	5,694
	Brown & Brown Inc.	4.500%	3/15/29	3,800	4,146
	Chubb Corp.	6.000%	5/11/37	5,045	6,920
	Chubb Corp.	6.500%	5/15/38	2,141	3,131
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,373	21,919
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	12,709
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,499	5,779
	Chubb INA Holdings Inc.	3.150%	3/15/25	9,106	9,561
	Chubb INA Holdings Inc.	3.350%	5/3/26	18,560	19,701
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,155	1,657
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	5,695
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,960	25,170
	Cigna Holding Co.	4.375%	12/15/20	8,571	8,711
	Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,495
	Cincinnati Financial Corp.	6.125%	11/1/34	2,070	2,745
	CNA Financial Corp.	5.750%	8/15/21	4,168	4,404
	CNA Financial Corp.	3.950%	5/15/24	4,990	5,327
	CNA Financial Corp.	4.500%	3/1/26	2,070	2,269
	CNA Financial Corp.	3.450%	8/15/27	6,685	6,963
	CNA Financial Corp.	3.900%	5/1/29	11,260	12,103
	CNO Financial Group Inc.	5.250%	5/30/29	3,010	3,364
	Enstar Group Ltd.	4.500%	3/10/22	2,382	2,462
	Enstar Group Ltd.	4.950%	6/1/29	9,800	10,491
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,984
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,575	6,069
	Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,620
	First American Financial Corp.	4.600%	11/15/24	5,110	5,424
	Globe Life Inc.	3.800%	9/15/22	110	113
	Globe Life Inc.	4.550%	9/15/28	4,947	5,486
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,394
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,520	5,584
	Hartford Financial Services Group Inc.	5.950%	10/15/36	3,745	4,873
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,601	7,650
	Hartford Financial Services Group Inc.	4.300%	4/15/43	6,715	7,469
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,305	12,633
	Humana Inc.	3.150%	12/1/22	6,360	6,522
	Humana Inc.	2.900%	12/15/22	7,470	7,612
	Humana Inc.	3.850%	10/1/24	10,427	11,072
	Humana Inc.	3.950%	3/15/27	9,035	9,687
	Humana Inc.	4.625%	12/1/42	7,178	7,818
	Humana Inc.	4.950%	10/1/44	8,053	9,517
	Humana Inc.	4.800%	3/15/47	4,890	5,674
	Humana Inc.	3.950%	8/15/49	900	945
	Kemper Corp.	4.350%	2/15/25	1,950	2,071
	Lincoln National Corp.	4.200%	3/15/22	6,315	6,582
	Lincoln National Corp.	4.000%	9/1/23	6,905	7,314
	Lincoln National Corp.	3.350%	3/9/25	3,297	3,428
	Lincoln National Corp.	3.625%	12/12/26	6,555	6,910
	Lincoln National Corp.	3.800%	3/1/28	11,025	11,720
	Lincoln National Corp.	3.050%	1/15/30	6,613	6,569
	Lincoln National Corp.	6.300%	10/9/37	4,563	5,930
	Lincoln National Corp.	7.000%	6/15/40	6,080	8,627
	Lincoln National Corp.	4.350%	3/1/48	746	820
	Loews Corp.	2.625%	5/15/23	11,705	11,929
	Loews Corp.	3.750%	4/1/26	110	118
	Loews Corp.	6.000%	2/1/35	2,143	2,761
	Loews Corp.	4.125%	5/15/43	7,262	7,974
	Manulife Financial Corp.	4.150%	3/4/26	8,716	9,518
[4]	Manulife Financial Corp.	4.061%	2/24/32	10,262	10,537

48

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manulife Financial Corp.	5.375%	3/4/46	8,867	11,642
	Markel Corp.	4.900%	7/1/22	1,000	1,065
	Markel Corp.	3.500%	11/1/27	4,945	5,053
	Markel Corp.	3.350%	9/17/29	3,500	3,571
	Markel Corp.	5.000%	4/5/46	5,653	6,408
	Markel Corp.	4.300%	11/1/47	4,000	4,171
	Markel Corp.	5.000%	5/20/49	3,185	3,681
	Markel Corp.	4.150%	9/17/50	6,345	6,527
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,849	2,954
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,390	7,507
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,424
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	23,800	25,319
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,697	4,924
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	11,818	12,430
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,580	7,051
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,920	13,577
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,571
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,705	4,492
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,551	6,281
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,905	5,528
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	12,755	16,132
	Mercury General Corp.	4.400%	3/15/27	4,185	4,401
	MetLife Inc.	3.048%	12/15/22	6,500	6,726
	MetLife Inc.	4.368%	9/15/23	8,864	9,588
	MetLife Inc.	3.600%	4/10/24	14,220	15,146
	MetLife Inc.	3.000%	3/1/25	14,675	15,272
	MetLife Inc.	3.600%	11/13/25	7,900	8,471
	MetLife Inc.	6.500%	12/15/32	2,905	4,018
	MetLife Inc.	6.375%	6/15/34	3,323	4,740
	MetLife Inc.	5.700%	6/15/35	5,393	7,234
	MetLife Inc.	5.875%	2/6/41	20,083	27,185
	MetLife Inc.	4.125%	8/13/42	12,534	14,195
	MetLife Inc.	4.875%	11/13/43	5,832	7,216
	MetLife Inc.	4.721%	12/15/44	6,405	7,764
	MetLife Inc.	4.050%	3/1/45	9,171	10,531
	MetLife Inc.	4.600%	5/13/46	3,620	4,426
[4]	MetLife Inc.	6.400%	12/15/66	19,610	23,900
[4]	MetLife Inc.	10.750%	8/1/69	685	1,113
	Munich Re America Corp.	7.450%	12/15/26	2,350	2,971
[4]	Nationwide Financial Services Inc.	6.750%	5/15/87	396	459
	Old Republic International Corp.	4.875%	10/1/24	6,830	7,472
	Old Republic International Corp.	3.875%	8/26/26	5,893	6,237
	PartnerRe Finance B LLC	3.700%	7/2/29	7,500	7,790
	Primerica Inc.	4.750%	7/15/22	2,000	2,109
	Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,961
	Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,759
	Principal Financial Group Inc.	3.400%	5/15/25	6,553	6,858
	Principal Financial Group Inc.	3.100%	11/15/26	5,502	5,693
	Principal Financial Group Inc.	4.625%	9/15/42	2,033	2,316
	Principal Financial Group Inc.	4.350%	5/15/43	3,043	3,434
	Principal Financial Group Inc.	4.300%	11/15/46	5,540	6,253
	Progressive Corp.	3.750%	8/23/21	10,283	10,592
	Progressive Corp.	2.450%	1/15/27	5,360	5,390
	Progressive Corp.	4.000%	3/1/29	7,805	8,724
	Progressive Corp.	6.625%	3/1/29	4,820	6,258
	Progressive Corp.	6.250%	12/1/32	325	444
	Progressive Corp.	4.350%	4/25/44	3,660	4,286
	Progressive Corp.	4.125%	4/15/47	19,035	22,199
	Progressive Corp.	4.200%	3/15/48	4,750	5,447
	Prudential Financial Inc.	4.500%	11/16/21	5,020	5,279
	Prudential Financial Inc.	3.500%	5/15/24	10,182	10,822
	Prudential Financial Inc.	3.878%	3/27/28	2,500	2,735
	Prudential Financial Inc.	5.750%	7/15/33	620	790
	Prudential Financial Inc.	5.700%	12/14/36	12,463	16,929

49

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	6.625%	12/1/37	4,352	6,009
	Prudential Financial Inc.	6.625%	6/21/40	4,325	6,082
	Prudential Financial Inc.	6.200%	11/15/40	3,325	4,440
[4]	Prudential Financial Inc.	5.875%	9/15/42	12,320	13,259
[4]	Prudential Financial Inc.	5.625%	6/15/43	11,514	12,378
	Prudential Financial Inc.	5.100%	8/15/43	3,450	4,078
[4]	Prudential Financial Inc.	5.200%	3/15/44	2,945	3,133
	Prudential Financial Inc.	4.600%	5/15/44	5,440	6,414
[4]	Prudential Financial Inc.	5.375%	5/15/45	14,430	15,347
[4]	Prudential Financial Inc.	4.500%	9/15/47	7,747	8,004
	Prudential Financial Inc.	3.905%	12/7/47	13,698	14,622
[4]	Prudential Financial Inc.	5.700%	9/15/48	14,001	15,918
	Prudential Financial Inc.	3.935%	12/7/49	9,828	10,709
	Prudential Financial Inc.	4.350%	2/25/50	14,400	16,571
	Prudential Financial Inc.	3.700%	3/13/51	17,291	18,109
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,290	1,339
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,769
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,589	4,864
	Reinsurance Group of America Inc.	3.900%	5/15/29	4,060	4,327
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,300	3,431
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,200	4,344
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,700	1,783
	Selective Insurance Group Inc.	5.375%	3/1/49	2,900	3,414
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,449
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,631
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,488	6,582
	Travelers Cos. Inc.	6.750%	6/20/36	85	123
	Travelers Cos. Inc.	6.250%	6/15/37	7,452	10,300
	Travelers Cos. Inc.	5.350%	11/1/40	3,300	4,286
	Travelers Cos. Inc.	4.600%	8/1/43	15,160	18,348
	Travelers Cos. Inc.	3.750%	5/15/46	5,320	5,727
	Travelers Cos. Inc.	4.000%	5/30/47	10,110	11,337
	Travelers Cos. Inc.	4.100%	3/4/49	5,100	5,905
	Travelers Property Casualty Corp.	6.375%	3/15/33	715	988
	Trinity Acquisition plc	4.400%	3/15/26	6,125	6,625
	UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,042
	UnitedHealth Group Inc.	2.125%	3/15/21	7,555	7,566
	UnitedHealth Group Inc.	3.150%	6/15/21	6,100	6,206
	UnitedHealth Group Inc.	3.375%	11/15/21	2,550	2,610
	UnitedHealth Group Inc.	2.875%	12/15/21	11,731	11,958
	UnitedHealth Group Inc.	2.875%	3/15/22	4,046	4,122
	UnitedHealth Group Inc.	3.350%	7/15/22	19,483	20,125
	UnitedHealth Group Inc.	2.375%	10/15/22	8,400	8,496
	UnitedHealth Group Inc.	2.750%	2/15/23	10,080	10,267
	UnitedHealth Group Inc.	2.875%	3/15/23	3,736	3,822
	UnitedHealth Group Inc.	3.500%	6/15/23	8,250	8,633
	UnitedHealth Group Inc.	3.500%	2/15/24	5,805	6,112
	UnitedHealth Group Inc.	2.375%	8/15/24	4,500	4,559
	UnitedHealth Group Inc.	3.750%	7/15/25	12,119	13,083
	UnitedHealth Group Inc.	3.700%	12/15/25	2,550	2,750
	UnitedHealth Group Inc.	3.100%	3/15/26	9,205	9,601
	UnitedHealth Group Inc.	3.450%	1/15/27	4,871	5,221
	UnitedHealth Group Inc.	3.375%	4/15/27	27,310	29,013
	UnitedHealth Group Inc.	2.950%	10/15/27	11,838	12,232
	UnitedHealth Group Inc.	3.850%	6/15/28	9,350	10,239
	UnitedHealth Group Inc.	3.875%	12/15/28	7,225	7,968
	UnitedHealth Group Inc.	2.875%	8/15/29	13,672	13,985
	UnitedHealth Group Inc.	4.625%	7/15/35	11,501	13,908
	UnitedHealth Group Inc.	5.800%	3/15/36	4,769	6,319
	UnitedHealth Group Inc.	6.500%	6/15/37	1,805	2,561
	UnitedHealth Group Inc.	6.625%	11/15/37	9,625	13,710
	UnitedHealth Group Inc.	6.875%	2/15/38	19,121	28,352
	UnitedHealth Group Inc.	3.500%	8/15/39	21,000	21,949
	UnitedHealth Group Inc.	5.700%	10/15/40	675	896

50

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.950%	2/15/41	5,380	7,305
	UnitedHealth Group Inc.	4.625%	11/15/41	9,916	11,760
	UnitedHealth Group Inc.	4.375%	3/15/42	491	565
	UnitedHealth Group Inc.	3.950%	10/15/42	16,001	17,421
	UnitedHealth Group Inc.	4.250%	3/15/43	6,781	7,708
	UnitedHealth Group Inc.	4.750%	7/15/45	17,312	21,141
	UnitedHealth Group Inc.	4.200%	1/15/47	9,654	11,062
	UnitedHealth Group Inc.	4.250%	4/15/47	14,720	16,943
	UnitedHealth Group Inc.	3.750%	10/15/47	8,910	9,497
	UnitedHealth Group Inc.	4.250%	6/15/48	15,800	18,329
	UnitedHealth Group Inc.	4.450%	12/15/48	6,000	7,134
	UnitedHealth Group Inc.	3.700%	8/15/49	15,285	16,269
	UnitedHealth Group Inc.	3.875%	8/15/59	11,610	12,461
	Unum Group	4.000%	3/15/24	3,145	3,320
	Unum Group	3.875%	11/5/25	175	183
	Unum Group	4.000%	6/15/29	3,000	3,163
	Unum Group	5.750%	8/15/42	4,573	5,041
	Unum Group	4.500%	12/15/49	7,050	6,872
	Voya Financial Inc.	3.125%	7/15/24	7,235	7,431
	Voya Financial Inc.	3.650%	6/15/26	2,440	2,571
	Voya Financial Inc.	5.700%	7/15/43	9,730	12,323
	Voya Financial Inc.	4.800%	6/15/46	2,285	2,607
[4]	Voya Financial Inc.	4.700%	1/23/48	2,307	2,294
	Willis North America Inc.	3.600%	5/15/24	7,100	7,411
	Willis North America Inc.	4.500%	9/15/28	6,650	7,294
	Willis North America Inc.	2.950%	9/15/29	8,125	8,064
	Willis North America Inc.	5.050%	9/15/48	3,350	3,915
	Willis North America Inc.	3.875%	9/15/49	18,520	18,461
	Willis Towers Watson plc	5.750%	3/15/21	9,351	9,736
	WR Berkley Corp.	4.625%	3/15/22	3,700	3,899
	WR Berkley Corp.	4.750%	8/1/44	4,088	4,566
	XLIT Ltd.	4.450%	3/31/25	2,650	2,868
	XLIT Ltd.	5.250%	12/15/43	7,000	8,937
	XLIT Ltd.	5.500%	3/31/45	5,529	6,972
	Other Finance (0.0%)
	Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,136
	ORIX Corp.	2.900%	7/18/22	2,850	2,897
	ORIX Corp.	3.250%	12/4/24	3,725	3,865
	ORIX Corp.	3.700%	7/18/27	9,650	10,190
	Real Estate Investment Trusts (0.7%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	969	1,017
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	5,240	5,572
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,535	9,995
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	500	548
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	10,304	11,013
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	4,077	4,358
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	5,175	5,556
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,530	3,984
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,475	5,394
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,325	7,257
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	9,400	9,782
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	3,420	4,148
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	6,950	7,614
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,530	1,593
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	4,683	4,991
	American Campus Communities Operating Partnership LP	3.300%	7/15/26	4,550	4,702
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	4,375	4,550
	American Homes 4 Rent LP	4.250%	2/15/28	1,745	1,851
	American Homes 4 Rent LP	4.900%	2/15/29	4,730	5,299

51

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,396
AvalonBay Communities Inc.	4.200%	12/15/23	1,355	1,455
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,502
AvalonBay Communities Inc.	3.450%	6/1/25	6,395	6,742
AvalonBay Communities Inc.	3.500%	11/15/25	2,650	2,811
AvalonBay Communities Inc.	2.950%	5/11/26	10,420	10,694
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,665
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,834
AvalonBay Communities Inc.	3.200%	1/15/28	6,290	6,558
AvalonBay Communities Inc.	3.300%	6/1/29	2,970	3,135
AvalonBay Communities Inc.	4.150%	7/1/47	150	169
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	4,086
Boston Properties LP	4.125%	5/15/21	4,395	4,497
Boston Properties LP	3.850%	2/1/23	7,848	8,218
Boston Properties LP	3.125%	9/1/23	4,540	4,676
Boston Properties LP	3.800%	2/1/24	4,525	4,778
Boston Properties LP	3.200%	1/15/25	7,325	7,588
Boston Properties LP	3.650%	2/1/26	6,275	6,640
Boston Properties LP	2.750%	10/1/26	7,574	7,640
Boston Properties LP	3.400%	6/21/29	3,500	3,645
Boston Properties LP	2.900%	3/15/30	6,085	6,057
Brandywine Operating Partnership LP	3.950%	2/15/23	5,430	5,639
Brandywine Operating Partnership LP	3.950%	11/15/27	23,150	24,251
Brixmor Operating Partnership LP	3.875%	8/15/22	6,285	6,543
Brixmor Operating Partnership LP	3.250%	9/15/23	4,425	4,557
Brixmor Operating Partnership LP	3.650%	6/15/24	2,225	2,314
Brixmor Operating Partnership LP	3.850%	2/1/25	15,660	16,415
Brixmor Operating Partnership LP	4.125%	6/15/26	5,765	6,119
Brixmor Operating Partnership LP	3.900%	3/15/27	2,675	2,793
Brixmor Operating Partnership LP	4.125%	5/15/29	6,753	7,232
Camden Property Trust	2.950%	12/15/22	4,900	4,995
Camden Property Trust	4.100%	10/15/28	4,400	4,887
Camden Property Trust	3.150%	7/1/29	6,450	6,711
Camden Property Trust	3.350%	11/1/49	2,025	2,026
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,125	3,276
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	13,175	13,423
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,767
Corporate Office Properties LP	3.600%	5/15/23	7,931	8,137
CubeSmart LP	4.375%	12/15/23	7,400	7,869
CubeSmart LP	4.000%	11/15/25	2,265	2,406
CubeSmart LP	3.125%	9/1/26	2,575	2,614
CubeSmart LP	4.375%	2/15/29	2,750	3,011
CubeSmart LP	3.000%	2/15/30	4,400	4,347
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	6,000	6,024
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	11,500	11,506
Digital Realty Trust LP	3.950%	7/1/22	12,000	12,493
Digital Realty Trust LP	3.625%	10/1/22	415	429
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,777
Digital Realty Trust LP	4.750%	10/1/25	5,625	6,241
Digital Realty Trust LP	3.700%	8/15/27	8,635	9,077
Digital Realty Trust LP	4.450%	7/15/28	12,250	13,537
Digital Realty Trust LP	3.600%	7/1/29	21,850	22,807
Duke Realty LP	4.375%	6/15/22	255	267
Duke Realty LP	3.875%	10/15/22	1,223	1,273
Duke Realty LP	3.625%	4/15/23	748	777
Duke Realty LP	3.750%	12/1/24	3,405	3,603
Duke Realty LP	3.250%	6/30/26	6,184	6,378
Duke Realty LP	3.375%	12/15/27	5,964	6,236
Duke Realty LP	4.000%	9/15/28	2,500	2,697
Duke Realty LP	2.875%	11/15/29	1,390	1,387
EPR Properties	5.250%	7/15/23	1,575	1,689
EPR Properties	4.500%	4/1/25	7,025	7,443
EPR Properties	4.750%	12/15/26	4,000	4,328
EPR Properties	4.500%	6/1/27	150	161

52

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
EPR Properties	4.950%	4/15/28	8,600	9,358
EPR Properties	3.750%	8/15/29	8,000	8,064
ERP Operating LP	4.625%	12/15/21	6,936	7,239
ERP Operating LP	3.000%	4/15/23	2,603	2,677
ERP Operating LP	3.375%	6/1/25	1,120	1,177
ERP Operating LP	2.850%	11/1/26	5,575	5,693
ERP Operating LP	3.250%	8/1/27	3,450	3,613
ERP Operating LP	3.500%	3/1/28	12,306	13,096
ERP Operating LP	4.150%	12/1/28	2,380	2,664
ERP Operating LP	3.000%	7/1/29	5,350	5,518
ERP Operating LP	2.500%	2/15/30	7,000	6,927
ERP Operating LP	4.500%	7/1/44	7,595	8,950
ERP Operating LP	4.500%	6/1/45	1,375	1,626
ERP Operating LP	4.000%	8/1/47	4,001	4,414
Essex Portfolio LP	5.200%	3/15/21	5,525	5,689
Essex Portfolio LP	3.250%	5/1/23	3,505	3,601
Essex Portfolio LP	3.500%	4/1/25	10,937	11,480
Essex Portfolio LP	3.375%	4/15/26	6,450	6,700
Essex Portfolio LP	4.000%	3/1/29	5,470	5,966
Essex Portfolio LP	3.000%	1/15/30	8,635	8,730
Essex Portfolio LP	4.500%	3/15/48	7,090	8,079
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,320
Federal Realty Investment Trust	3.250%	7/15/27	9,100	9,441
Federal Realty Investment Trust	3.200%	6/15/29	6,035	6,220
Federal Realty Investment Trust	4.500%	12/1/44	13,140	15,030
Healthcare Realty Trust Inc.	3.625%	1/15/28	4,067	4,203
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,550
Healthcare Trust of America Holdings LP	3.500%	8/1/26	8,150	8,499
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,500	5,794
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,775	3,745
Healthpeak Properties Inc.	3.150%	8/1/22	6,915	7,037
Healthpeak Properties Inc.	4.250%	11/15/23	7,213	7,696
Healthpeak Properties Inc.	4.200%	3/1/24	3,950	4,213
Healthpeak Properties Inc.	3.875%	8/15/24	5,276	5,605
Healthpeak Properties Inc.	3.400%	2/1/25	2,980	3,098
Healthpeak Properties Inc.	4.000%	6/1/25	1,093	1,173
Healthpeak Properties Inc.	3.250%	7/15/26	3,366	3,482
Healthpeak Properties Inc.	3.500%	7/15/29	10,098	10,506
Healthpeak Properties Inc.	3.000%	1/15/30	11,850	11,834
Healthpeak Properties Inc.	6.750%	2/1/41	1,320	1,831
Highwoods Realty LP	3.200%	6/15/21	13,850	14,021
Highwoods Realty LP	3.625%	1/15/23	100	103
Highwoods Realty LP	3.875%	3/1/27	6,629	6,913
Highwoods Realty LP	4.125%	3/15/28	2,943	3,108
Highwoods Realty LP	4.200%	4/15/29	4,181	4,494
Host Hotels & Resorts LP	4.750%	3/1/23	1,427	1,521
Host Hotels & Resorts LP	3.750%	10/15/23	6,350	6,613
Host Hotels & Resorts LP	3.875%	4/1/24	4,850	5,114
Host Hotels & Resorts LP	4.000%	6/15/25	1,450	1,549
Host Hotels & Resorts LP	3.375%	12/15/29	6,915	6,970
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,563
Hudson Pacific Properties LP	4.650%	4/1/29	2,360	2,590
Hudson Pacific Properties LP	3.250%	1/15/30	3,560	3,514
Kilroy Realty LP	3.800%	1/15/23	3,450	3,583
Kilroy Realty LP	3.450%	12/15/24	5,915	6,143
Kilroy Realty LP	4.375%	10/1/25	5,025	5,449
Kilroy Realty LP	4.750%	12/15/28	6,500	7,328
Kilroy Realty LP	4.250%	8/15/29	1,208	1,312
Kilroy Realty LP	3.050%	2/15/30	20,590	20,323
Kimco Realty Corp.	3.200%	5/1/21	3,790	3,842
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,473
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,373
Kimco Realty Corp.	2.700%	3/1/24	150	151
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,245

53

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty Corp.	2.800%	10/1/26	4,565	4,554
Kimco Realty Corp.	3.800%	4/1/27	5,100	5,393
Kimco Realty Corp.	4.125%	12/1/46	635	660
Kimco Realty Corp.	4.450%	9/1/47	5,120	5,586
Kimco Realty Corp.	3.700%	10/1/49	350	341
Kite Realty Group LP	4.000%	10/1/26	10,700	10,594
Liberty Property LP	3.375%	6/15/23	1,250	1,298
Liberty Property LP	4.400%	2/15/24	10,780	11,639
Liberty Property LP	3.750%	4/1/25	6,400	6,837
Liberty Property LP	3.250%	10/1/26	1,875	1,955
Liberty Property LP	4.375%	2/1/29	900	1,015
Life Storage LP	3.500%	7/1/26	18,900	19,399
Life Storage LP	3.875%	12/15/27	1,000	1,050
Life Storage LP	4.000%	6/15/29	2,000	2,130
Mid-America Apartments LP	4.300%	10/15/23	8,424	8,979
Mid-America Apartments LP	3.750%	6/15/24	4,505	4,750
Mid-America Apartments LP	3.600%	6/1/27	8,500	9,023
Mid-America Apartments LP	3.950%	3/15/29	330	359
Mid-America Apartments LP	2.750%	3/15/30	12,505	12,409
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,531
National Retail Properties Inc.	3.300%	4/15/23	2,999	3,080
National Retail Properties Inc.	3.900%	6/15/24	3,875	4,091
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,547
National Retail Properties Inc.	3.500%	10/15/27	13,000	13,568
National Retail Properties Inc.	4.300%	10/15/28	2,950	3,251
National Retail Properties Inc.	4.800%	10/15/48	2,550	3,067
Office Properties Income Trust	4.000%	7/15/22	5,000	5,113
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,415	23,812
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,300	4,703
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,400	3,632
Omega Healthcare Investors Inc.	5.250%	1/15/26	8,654	9,631
Omega Healthcare Investors Inc.	4.500%	4/1/27	17,350	18,728
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,825	6,336
Omega Healthcare Investors Inc.	3.625%	10/1/29	6,963	6,991
Physicians Realty LP	4.300%	3/15/27	5,885	6,217
Physicians Realty LP	3.950%	1/15/28	5,750	5,950
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,607
Piedmont Operating Partnership LP	4.450%	3/15/24	7,025	7,461
Prologis LP	4.250%	8/15/23	5,660	6,046
Prologis LP	3.875%	9/15/28	3,925	4,306
Prologis LP	4.375%	9/15/48	4,425	5,285
Public Storage	2.370%	9/15/22	5,398	5,452
Public Storage	3.094%	9/15/27	4,650	4,836
Public Storage	3.385%	5/1/29	7,700	8,143
Realty Income Corp.	3.250%	10/15/22	6,795	6,998
Realty Income Corp.	3.875%	7/15/24	3,800	4,045
Realty Income Corp.	3.875%	4/15/25	8,505	9,148
Realty Income Corp.	4.125%	10/15/26	15,293	16,703
Realty Income Corp.	3.000%	1/15/27	5,011	5,162
Realty Income Corp.	3.650%	1/15/28	6,578	7,047
Realty Income Corp.	3.250%	6/15/29	12,140	12,861
Realty Income Corp.	4.650%	3/15/47	11,400	13,719
Regency Centers Corp.	3.750%	11/15/22	1,850	1,919
Regency Centers LP	3.600%	2/1/27	3,950	4,128
Regency Centers LP	4.125%	3/15/28	3,450	3,736
Regency Centers LP	2.950%	9/15/29	8,940	8,925
Regency Centers LP	4.400%	2/1/47	5,750	6,468
Regency Centers LP	4.650%	3/15/49	4,310	5,094
Sabra Health Care LP	5.125%	8/15/26	1,138	1,231
Sabra Health Care LP	3.900%	10/15/29	9,280	9,268
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,300	1,383
Select Income REIT	4.150%	2/1/22	4,050	4,147
Select Income REIT	4.250%	5/15/24	375	389
Select Income REIT	4.500%	2/1/25	9,900	10,280

54

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Service Properties Trust	5.000%	8/15/22	2,430	2,540
Service Properties Trust	4.500%	6/15/23	5,422	5,612
Service Properties Trust	4.650%	3/15/24	3,441	3,572
Service Properties Trust	4.350%	10/1/24	12,000	12,307
Service Properties Trust	4.500%	3/15/25	753	771
Service Properties Trust	5.250%	2/15/26	2,740	2,882
Service Properties Trust	4.750%	10/1/26	3,500	3,589
Service Properties Trust	4.950%	2/15/27	3,625	3,732
Service Properties Trust	3.950%	1/15/28	4,900	4,785
Service Properties Trust	4.950%	10/1/29	12,085	12,150
Service Properties Trust	4.375%	2/15/30	13,565	13,303
Simon Property Group LP	2.500%	7/15/21	6,915	6,965
Simon Property Group LP	2.350%	1/30/22	6,450	6,497
Simon Property Group LP	2.625%	6/15/22	8,080	8,201
Simon Property Group LP	2.750%	2/1/23	6,790	6,923
Simon Property Group LP	2.750%	6/1/23	9,560	9,759
Simon Property Group LP	3.750%	2/1/24	6,214	6,584
Simon Property Group LP	2.000%	9/13/24	8,460	8,340
Simon Property Group LP	3.375%	10/1/24	1,301	1,366
Simon Property Group LP	3.500%	9/1/25	3,740	3,972
Simon Property Group LP	3.300%	1/15/26	10,324	10,802
Simon Property Group LP	3.250%	11/30/26	4,975	5,210
Simon Property Group LP	3.375%	6/15/27	14,363	15,163
Simon Property Group LP	3.375%	12/1/27	9,175	9,701
Simon Property Group LP	2.450%	9/13/29	13,510	13,255
Simon Property Group LP	6.750%	2/1/40	11,793	17,246
Simon Property Group LP	4.750%	3/15/42	2,221	2,655
Simon Property Group LP	4.250%	10/1/44	760	857
Simon Property Group LP	4.250%	11/30/46	6,250	7,111
Simon Property Group LP	3.250%	9/13/49	6,850	6,615
SITE Centers Corp.	4.625%	7/15/22	2,977	3,107
SITE Centers Corp.	3.900%	8/15/24	1,000	1,034
SITE Centers Corp.	3.625%	2/1/25	7,367	7,584
SITE Centers Corp.	4.250%	2/1/26	2,940	3,089
SITE Centers Corp.	4.700%	6/1/27	14,840	16,044
SL Green Operating Partnership LP	3.250%	10/15/22	4,400	4,498
SL Green Realty Corp.	4.500%	12/1/22	375	395
Spirit Realty LP	4.450%	9/15/26	220	236
Spirit Realty LP	3.200%	1/15/27	2,825	2,824
Spirit Realty LP	4.000%	7/15/29	3,400	3,551
Spirit Realty LP	3.400%	1/15/30	4,470	4,482
STORE Capital Corp.	4.500%	3/15/28	4,800	5,225
STORE Capital Corp.	4.625%	3/15/29	3,850	4,249
Tanger Properties LP	3.750%	12/1/24	1,325	1,355
Tanger Properties LP	3.125%	9/1/26	6,100	6,055
Tanger Properties LP	3.875%	7/15/27	3,300	3,370
UDR Inc.	2.950%	9/1/26	8,830	8,942
UDR Inc.	3.500%	7/1/27	3,150	3,296
UDR Inc.	3.500%	1/15/28	6,670	6,994
UDR Inc.	3.200%	1/15/30	2,500	2,550
UDR Inc.	3.000%	8/15/31	3,600	3,603
UDR Inc.	3.100%	11/1/34	4,505	4,495
Ventas Realty LP	3.100%	1/15/23	8,064	8,254
Ventas Realty LP	3.125%	6/15/23	7,655	7,834
Ventas Realty LP	3.500%	4/15/24	3,225	3,365
Ventas Realty LP	3.750%	5/1/24	2,300	2,415
Ventas Realty LP	2.650%	1/15/25	4,500	4,534
Ventas Realty LP	3.500%	2/1/25	3,225	3,365
Ventas Realty LP	4.125%	1/15/26	1,015	1,086
Ventas Realty LP	3.250%	10/15/26	1,050	1,072
Ventas Realty LP	3.850%	4/1/27	4,075	4,310
Ventas Realty LP	4.000%	3/1/28	13,705	14,650
Ventas Realty LP	4.400%	1/15/29	5,775	6,350
Ventas Realty LP	3.000%	1/15/30	5,350	5,300

55

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventas Realty LP	5.700%	9/30/43	3,600	4,504
	Ventas Realty LP	4.375%	2/1/45	6,030	6,477
	Ventas Realty LP	4.875%	4/15/49	2,375	2,786
	Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,703	10,957
	VEREIT Operating Partnership LP	4.600%	2/6/24	6,060	6,526
	VEREIT Operating Partnership LP	4.625%	11/1/25	5,000	5,458
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,720	5,194
	VEREIT Operating Partnership LP	3.950%	8/15/27	19,578	20,537
	VEREIT Operating Partnership LP	3.100%	12/15/29	6,250	6,136
	Vornado Realty LP	3.500%	1/15/25	5,050	5,257
	Washington REIT	3.950%	10/15/22	2,200	2,274
	Weingarten Realty Investors	3.375%	10/15/22	1,275	1,303
	Weingarten Realty Investors	3.500%	4/15/23	5,250	5,387
	Weingarten Realty Investors	4.450%	1/15/24	1,175	1,244
	Weingarten Realty Investors	3.850%	6/1/25	600	624
	Welltower Inc.	3.750%	3/15/23	7,440	7,744
	Welltower Inc.	3.950%	9/1/23	5,925	6,250
	Welltower Inc.	4.500%	1/15/24	125	134
	Welltower Inc.	3.625%	3/15/24	8,400	8,795
	Welltower Inc.	4.000%	6/1/25	10,697	11,491
	Welltower Inc.	4.250%	4/1/26	7,224	7,836
	Welltower Inc.	2.700%	2/15/27	5,900	5,922
	Welltower Inc.	4.250%	4/15/28	2,075	2,271
	Welltower Inc.	4.125%	3/15/29	14,200	15,442
	Welltower Inc.	3.100%	1/15/30	10,105	10,216
	Welltower Inc.	6.500%	3/15/41	5,257	7,025
	Welltower Inc.	5.125%	3/15/43	1,260	1,438
	Welltower Inc.	4.950%	9/1/48	5,640	6,756
	WP Carey Inc.	4.600%	4/1/24	8,701	9,318
	WP Carey Inc.	4.000%	2/1/25	1,800	1,889
	WP Carey Inc.	4.250%	10/1/26	3,500	3,743
	WP Carey Inc.	3.850%	7/15/29	3,195	3,382
					20,753,336
Industrial (16.3%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	4,525	4,617
	Air Products & Chemicals Inc.	2.750%	2/3/23	7,144	7,299
	Air Products & Chemicals Inc.	3.350%	7/31/24	9,900	10,419
	Airgas Inc.	3.650%	7/15/24	9,125	9,677
	Albemarle Corp.	4.150%	12/1/24	5,965	6,364
	Albemarle Corp.	5.450%	12/1/44	7,410	8,443
[7]	Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	2,200	2,198
	ArcelorMittal	3.600%	7/16/24	6,075	6,220
	ArcelorMittal	6.125%	6/1/25	5,205	5,988
	ArcelorMittal	4.550%	3/11/26	30,315	32,150
	ArcelorMittal	4.250%	7/16/29	4,627	4,830
	ArcelorMittal	7.000%	10/15/39	7,180	8,735
	ArcelorMittal	6.750%	3/1/41	2,300	2,741
	Barrick Gold Corp.	6.450%	10/15/35	2,275	2,913
	Barrick Gold Corp.	5.250%	4/1/42	8,997	10,702
	Barrick North America Finance LLC	5.700%	5/30/41	14,177	17,027
	Barrick North America Finance LLC	5.750%	5/1/43	10,244	13,082
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	18,123	22,866
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,208	12,427
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,396	2,549
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,841	13,392
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,868	34,267
	Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,236
	Cabot Corp.	3.700%	7/15/22	1,765	1,817
	Cabot Corp.	4.000%	7/1/29	3,735	3,914
	Celanese US Holdings LLC	4.625%	11/15/22	490	518
	Celanese US Holdings LLC	3.500%	5/8/24	2,750	2,841
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,775	1,868

56

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,800	11,907
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,600	12,006
Dow Chemical Co.	3.000%	11/15/22	30,384	31,093
Dow Chemical Co.	3.150%	5/15/24	7,020	7,242
Dow Chemical Co.	3.500%	10/1/24	5,466	5,724
Dow Chemical Co.	4.550%	11/30/25	12,625	13,896
Dow Chemical Co.	3.625%	5/15/26	4,250	4,467
Dow Chemical Co.	4.800%	11/30/28	3,350	3,798
Dow Chemical Co.	7.375%	11/1/29	4,424	5,826
Dow Chemical Co.	4.250%	10/1/34	10,471	11,504
Dow Chemical Co.	9.400%	5/15/39	14,114	23,135
Dow Chemical Co.	5.250%	11/15/41	10,038	11,630
Dow Chemical Co.	4.375%	11/15/42	10,439	11,134
Dow Chemical Co.	4.625%	10/1/44	2,115	2,326
Dow Chemical Co.	5.550%	11/30/48	12,130	15,103
Dow Chemical Co.	4.800%	5/15/49	7,459	8,604
DuPont de Nemours Inc.	4.205%	11/15/23	32,179	34,398
DuPont de Nemours Inc.	4.493%	11/15/25	23,835	26,199
DuPont de Nemours Inc.	4.725%	11/15/28	24,275	27,539
DuPont de Nemours Inc.	5.319%	11/15/38	19,620	23,311
DuPont de Nemours Inc.	5.419%	11/15/48	28,930	35,620
Eastman Chemical Co.	3.500%	12/1/21	7,550	7,745
Eastman Chemical Co.	3.600%	8/15/22	7,763	8,031
Eastman Chemical Co.	3.800%	3/15/25	3,574	3,769
Eastman Chemical Co.	4.800%	9/1/42	7,539	8,199
Eastman Chemical Co.	4.650%	10/15/44	5,400	5,852
Ecolab Inc.	4.350%	12/8/21	4,891	5,117
Ecolab Inc.	2.375%	8/10/22	11,795	11,903
Ecolab Inc.	3.250%	1/14/23	5,615	5,798
Ecolab Inc.	2.700%	11/1/26	8,076	8,291
Ecolab Inc.	3.250%	12/1/27	7,750	8,158
Ecolab Inc.	5.500%	12/8/41	1,833	2,391
Ecolab Inc.	3.950%	12/1/47	12,175	13,659
Fibria Overseas Finance Ltd.	5.250%	5/12/24	9,440	10,219
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,995	6,212
Fibria Overseas Finance Ltd.	5.500%	1/17/27	7,350	8,067
FMC Corp.	3.950%	2/1/22	1,795	1,849
FMC Corp.	4.100%	2/1/24	11,210	11,802
FMC Corp.	3.200%	10/1/26	2,000	2,048
FMC Corp.	3.450%	10/1/29	4,000	4,131
FMC Corp.	4.500%	10/1/49	4,000	4,387
Georgia-Pacific LLC	8.000%	1/15/24	6,204	7,530
Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,221
Georgia-Pacific LLC	7.750%	11/15/29	3,818	5,408
Georgia-Pacific LLC	8.875%	5/15/31	4,665	7,242
Huntsman International LLC	5.125%	11/15/22	1,000	1,065
Huntsman International LLC	4.500%	5/1/29	5,500	5,848
International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,186
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,500	2,732
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,850	4,969
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,100	5,710
International Paper Co.	7.500%	8/15/21	9,915	10,753
International Paper Co.	3.650%	6/15/24	10,098	10,619
International Paper Co.	3.800%	1/15/26	1,940	2,066
International Paper Co.	3.000%	2/15/27	16,064	16,433
International Paper Co.	5.000%	9/15/35	4,610	5,407
International Paper Co.	7.300%	11/15/39	5,385	7,456
International Paper Co.	6.000%	11/15/41	2,110	2,621
International Paper Co.	4.800%	6/15/44	17,621	19,322
International Paper Co.	5.150%	5/15/46	13,597	15,633
International Paper Co.	4.400%	8/15/47	13,184	13,978
International Paper Co.	4.350%	8/15/48	11,140	11,833
Kinross Gold Corp.	5.125%	9/1/21	515	536
Kinross Gold Corp.	5.950%	3/15/24	4,157	4,625

57

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lubrizol Corp.	6.500%	10/1/34	5,350	7,460
LYB International Finance BV	4.000%	7/15/23	3,949	4,210
LYB International Finance BV	5.250%	7/15/43	2,337	2,745
LYB International Finance BV	4.875%	3/15/44	14,705	16,543
LYB International Finance II BV	3.500%	3/2/27	11,285	11,808
LYB International Finance III LLC	4.200%	10/15/49	6,220	6,458
LyondellBasell Industries NV	6.000%	11/15/21	19,200	20,405
LyondellBasell Industries NV	5.750%	4/15/24	7,980	8,987
LyondellBasell Industries NV	4.625%	2/26/55	12,762	13,464
Meadwestvaco Corp.	7.950%	2/15/31	5,758	7,772
Methanex Corp.	4.250%	12/1/24	2,314	2,378
Methanex Corp.	5.650%	12/1/44	7,155	6,859
Mosaic Co.	3.750%	11/15/21	6,485	6,638
Mosaic Co.	3.250%	11/15/22	10,190	10,448
Mosaic Co.	4.250%	11/15/23	17,332	18,470
Mosaic Co.	4.050%	11/15/27	11,600	12,019
Mosaic Co.	5.450%	11/15/33	6,117	6,942
Mosaic Co.	4.875%	11/15/41	2,743	2,850
Mosaic Co.	5.625%	11/15/43	1,261	1,492
Newmont Corp.	3.625%	6/9/21	2,465	2,514
Newmont Corp.	3.500%	3/15/22	716	735
Newmont Corp.	3.700%	3/15/23	10,810	11,302
Newmont Corp.	2.800%	10/1/29	6,615	6,547
Newmont Corp.	5.875%	4/1/35	2,505	3,194
Newmont Corp.	6.250%	10/1/39	12,738	16,835
Newmont Corp.	4.875%	3/15/42	9,308	10,850
Newmont Corp.	5.450%	6/9/44	11,715	14,497
Nucor Corp.	4.125%	9/15/22	1,092	1,145
Nucor Corp.	4.000%	8/1/23	11,695	12,373
Nucor Corp.	3.950%	5/1/28	200	217
Nucor Corp.	6.400%	12/1/37	10,458	14,135
Nucor Corp.	5.200%	8/1/43	14,800	18,378
Nucor Corp.	4.400%	5/1/48	6,950	7,873
Nutrien Ltd.	3.150%	10/1/22	3,571	3,643
Nutrien Ltd.	3.500%	6/1/23	15,735	16,232
Nutrien Ltd.	3.625%	3/15/24	5,525	5,762
Nutrien Ltd.	3.375%	3/15/25	7,365	7,634
Nutrien Ltd.	3.000%	4/1/25	9,096	9,259
Nutrien Ltd.	4.000%	12/15/26	5,100	5,427
Nutrien Ltd.	4.200%	4/1/29	3,625	3,985
Nutrien Ltd.	4.125%	3/15/35	6,550	6,837
Nutrien Ltd.	5.875%	12/1/36	825	989
Nutrien Ltd.	5.625%	12/1/40	4,663	5,453
Nutrien Ltd.	6.125%	1/15/41	7,281	9,072
Nutrien Ltd.	4.900%	6/1/43	5,075	5,676
Nutrien Ltd.	5.250%	1/15/45	22,021	25,940
Nutrien Ltd.	5.000%	4/1/49	6,870	8,108
Packaging Corp. of America	4.500%	11/1/23	18,907	20,341
Packaging Corp. of America	3.650%	9/15/24	4,882	5,114
Packaging Corp. of America	3.400%	12/15/27	4,250	4,424
Packaging Corp. of America	3.000%	12/15/29	3,800	3,814
Packaging Corp. of America	4.050%	12/15/49	2,595	2,693
PPG Industries Inc.	3.200%	3/15/23	667	688
PPG Industries Inc.	2.400%	8/15/24	14,600	14,707
Praxair Inc.	3.000%	9/1/21	5,795	5,901
Praxair Inc.	2.450%	2/15/22	20,965	21,211
Praxair Inc.	2.200%	8/15/22	5,769	5,809
Praxair Inc.	2.700%	2/21/23	3,200	3,265
Praxair Inc.	2.650%	2/5/25	6,850	7,026
Praxair Inc.	3.200%	1/30/26	5,900	6,183
Praxair Inc.	3.550%	11/7/42	2,250	2,346
Rayonier Inc.	3.750%	4/1/22	2,875	2,906
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,370	5,652
Rio Tinto Alcan Inc.	7.250%	3/15/31	475	661

58

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	11,567
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	13,765	14,769
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,409	9,872
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,216	17,243
Rio Tinto Finance USA plc	4.750%	3/22/42	7,893	9,629
Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	10,790
Rohm & Haas Co.	7.850%	7/15/29	5,265	6,997
RPM International Inc.	3.450%	11/15/22	4,560	4,675
RPM International Inc.	3.750%	3/15/27	5,601	5,758
RPM International Inc.	4.550%	3/1/29	3,100	3,351
RPM International Inc.	5.250%	6/1/45	3,942	4,357
RPM International Inc.	4.250%	1/15/48	8,200	7,952
Sasol Financing International Ltd.	4.500%	11/14/22	11,200	11,568
SASOL Financing USA LLC	5.875%	3/27/24	16,375	17,746
SASOL Financing USA LLC	6.500%	9/27/28	8,200	9,122
Sherwin-Williams Co.	4.200%	1/15/22	1,775	1,841
Sherwin-Williams Co.	2.750%	6/1/22	6,512	6,622
Sherwin-Williams Co.	3.125%	6/1/24	8,004	8,264
Sherwin-Williams Co.	3.450%	8/1/25	9,664	10,143
Sherwin-Williams Co.	3.950%	1/15/26	8,650	9,245
Sherwin-Williams Co.	3.450%	6/1/27	17,035	17,959
Sherwin-Williams Co.	2.950%	8/15/29	12,100	12,244
Sherwin-Williams Co.	4.000%	12/15/42	2,100	2,156
Sherwin-Williams Co.	4.550%	8/1/45	3,134	3,450
Sherwin-Williams Co.	4.500%	6/1/47	3,900	4,428
Sherwin-Williams Co.	3.800%	8/15/49	10,000	10,173
Southern Copper Corp.	3.500%	11/8/22	8,080	8,342
Southern Copper Corp.	3.875%	4/23/25	1,233	1,294
Southern Copper Corp.	7.500%	7/27/35	5,269	7,253
Southern Copper Corp.	6.750%	4/16/40	2,612	3,475
Southern Copper Corp.	5.250%	11/8/42	16,380	18,748
Southern Copper Corp.	5.875%	4/23/45	32,540	40,443
Steel Dynamics Inc.	2.800%	12/15/24	2,250	2,267
Steel Dynamics Inc.	4.125%	9/15/25	555	571
Steel Dynamics Inc.	5.000%	12/15/26	250	266
Steel Dynamics Inc.	3.450%	4/15/30	6,500	6,573
Suzano Austria GmbH	6.000%	1/15/29	25,200	28,448
Suzano Austria GmbH	5.000%	1/15/30	8,400	8,813
Teck Resources Ltd.	6.125%	10/1/35	7,200	8,385
Teck Resources Ltd.	6.000%	8/15/40	6,120	6,818
Teck Resources Ltd.	6.250%	7/15/41	14,010	16,003
Vale Canada Ltd.	7.200%	9/15/32	1,475	1,814
Vale Overseas Ltd.	6.250%	8/10/26	13,550	15,887
Vale Overseas Ltd.	8.250%	1/17/34	2,712	3,800
Vale Overseas Ltd.	6.875%	11/21/36	25,871	33,568
Vale Overseas Ltd.	6.875%	11/10/39	15,594	20,233
Vale SA	5.625%	9/11/42	8,278	9,685
Westlake Chemical Corp.	3.600%	8/15/26	21,295	21,974
Westlake Chemical Corp.	5.000%	8/15/46	15,728	16,683
Westrock MWV LLC	8.200%	1/15/30	5,703	7,792
WestRock RKT Co.	4.900%	3/1/22	3,690	3,889
Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,697
Weyerhaeuser Co.	3.250%	3/15/23	150	154
Weyerhaeuser Co.	4.625%	9/15/23	5,815	6,265
Weyerhaeuser Co.	8.500%	1/15/25	2,400	3,032
Weyerhaeuser Co.	4.000%	11/15/29	10,100	10,947
Weyerhaeuser Co.	7.375%	3/15/32	9,455	13,103
Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,312
WRKCo Inc.	3.000%	9/15/24	4,500	4,592
WRKCo Inc.	3.750%	3/15/25	8,715	9,180
WRKCo Inc.	4.650%	3/15/26	3,400	3,759
WRKCo Inc.	3.375%	9/15/27	4,575	4,675
WRKCo Inc.	4.000%	3/15/28	8,700	9,257
WRKCo Inc.	3.900%	6/1/28	3,250	3,437

59

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WRKCo Inc.	4.900%	3/15/29	11,285	12,831
	WRKCo Inc.	4.200%	6/1/32	3,000	3,279
	Yamana Gold Inc.	4.625%	12/15/27	3,800	3,966
	Capital Goods (1.4%)
	3M Co.	1.625%	9/19/21	2,650	2,642
	3M Co.	2.750%	3/1/22	7,335	7,471
	3M Co.	2.000%	6/26/22	1,600	1,609
	3M Co.	1.750%	2/14/23	8,000	7,954
	3M Co.	2.250%	3/15/23	5,442	5,489
	3M Co.	3.250%	2/14/24	4,675	4,888
	3M Co.	2.000%	2/14/25	9,450	9,367
	3M Co.	3.000%	8/7/25	7,880	8,214
	3M Co.	2.250%	9/19/26	10,545	10,518
	3M Co.	2.875%	10/15/27	12,110	12,610
	3M Co.	3.625%	9/14/28	1,000	1,088
	3M Co.	3.375%	3/1/29	11,400	12,086
	3M Co.	2.375%	8/26/29	11,200	10,995
	3M Co.	3.875%	6/15/44	1,351	1,432
	3M Co.	3.125%	9/19/46	6,030	5,776
	3M Co.	3.625%	10/15/47	8,175	8,414
	3M Co.	4.000%	9/14/48	13,950	15,304
	3M Co.	3.250%	8/26/49	5,725	5,570
	ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,743
	ABB Finance USA Inc.	3.375%	4/3/23	780	811
	ABB Finance USA Inc.	3.800%	4/3/28	10,685	11,666
	ABB Finance USA Inc.	4.375%	5/8/42	8,858	10,628
	Allegion plc	3.500%	10/1/29	4,475	4,562
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,550	1,591
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	5,275
	Avery Dennison Corp.	4.875%	12/6/28	2,950	3,349
[7]	Bemis Co. Inc.	3.100%	9/15/26	3,803	3,717
	Boeing Co.	2.300%	8/1/21	5,120	5,146
	Boeing Co.	8.750%	8/15/21	1,285	1,421
	Boeing Co.	2.350%	10/30/21	9,945	10,021
	Boeing Co.	2.125%	3/1/22	4,012	4,019
	Boeing Co.	2.700%	5/1/22	5,450	5,526
	Boeing Co.	2.800%	3/1/23	7,820	7,964
	Boeing Co.	1.875%	6/15/23	6,030	5,986
	Boeing Co.	2.800%	3/1/24	1,800	1,837
	Boeing Co.	2.850%	10/30/24	6,983	7,149
	Boeing Co.	2.500%	3/1/25	2,831	2,835
	Boeing Co.	7.250%	6/15/25	675	834
	Boeing Co.	2.600%	10/30/25	3,050	3,073
	Boeing Co.	3.100%	5/1/26	7,500	7,732
	Boeing Co.	2.250%	6/15/26	1,854	1,826
	Boeing Co.	2.700%	2/1/27	8,290	8,355
	Boeing Co.	2.800%	3/1/27	4,250	4,305
	Boeing Co.	3.250%	3/1/28	4,780	4,961
	Boeing Co.	3.450%	11/1/28	3,925	4,133
	Boeing Co.	3.200%	3/1/29	10,375	10,811
	Boeing Co.	2.950%	2/1/30	8,565	8,750
	Boeing Co.	6.125%	2/15/33	5,175	6,755
	Boeing Co.	3.600%	5/1/34	10,400	11,091
	Boeing Co.	3.250%	2/1/35	8,950	9,119
	Boeing Co.	6.625%	2/15/38	2,905	4,038
	Boeing Co.	3.550%	3/1/38	3,715	3,855
	Boeing Co.	3.500%	3/1/39	4,400	4,519
	Boeing Co.	6.875%	3/15/39	9,458	13,818
	Boeing Co.	5.875%	2/15/40	4,262	5,640
	Boeing Co.	3.375%	6/15/46	9,064	8,777
	Boeing Co.	3.650%	3/1/47	5,685	5,761
	Boeing Co.	3.625%	3/1/48	4,275	4,367
	Boeing Co.	3.850%	11/1/48	3,466	3,636

60

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.900%	5/1/49	8,650	9,259
Boeing Co.	3.750%	2/1/50	5,500	5,795
Boeing Co.	3.825%	3/1/59	10,300	10,696
Boeing Co.	3.950%	8/1/59	5,000	5,339
Carlisle Cos. Inc.	3.750%	11/15/22	3,380	3,486
Carlisle Cos. Inc.	3.500%	12/1/24	3,042	3,157
Carlisle Cos. Inc.	3.750%	12/1/27	4,025	4,208
Caterpillar Financial Services Corp.	1.850%	9/4/20	16,070	16,058
Caterpillar Financial Services Corp.	2.900%	3/15/21	6,670	6,752
Caterpillar Financial Services Corp.	2.650%	5/17/21	4,815	4,864
Caterpillar Financial Services Corp.	1.700%	8/9/21	22,996	22,918
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,443
Caterpillar Financial Services Corp.	3.150%	9/7/21	13,401	13,672
Caterpillar Financial Services Corp.	1.931%	10/1/21	3,937	3,942
Caterpillar Financial Services Corp.	2.950%	2/26/22	9,095	9,293
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,659	1,693
Caterpillar Financial Services Corp.	2.400%	6/6/22	8,350	8,441
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,885	9,047
Caterpillar Financial Services Corp.	2.625%	3/1/23	2,000	2,040
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,548
Caterpillar Financial Services Corp.	3.750%	11/24/23	9,350	9,963
Caterpillar Financial Services Corp.	3.650%	12/7/23	4,182	4,432
Caterpillar Financial Services Corp.	2.850%	5/17/24	6,080	6,277
Caterpillar Financial Services Corp.	3.300%	6/9/24	5,975	6,283
Caterpillar Financial Services Corp.	2.150%	11/8/24	3,750	3,759
Caterpillar Financial Services Corp.	3.250%	12/1/24	13,387	14,117
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,565	5,595
Caterpillar Inc.	3.900%	5/27/21	15,566	15,978
Caterpillar Inc.	2.600%	6/26/22	10,300	10,453
Caterpillar Inc.	3.400%	5/15/24	13,141	13,887
Caterpillar Inc.	2.600%	9/19/29	5,000	5,034
Caterpillar Inc.	5.300%	9/15/35	3,000	3,714
Caterpillar Inc.	6.050%	8/15/36	9,427	12,829
Caterpillar Inc.	5.200%	5/27/41	8,410	10,853
Caterpillar Inc.	3.803%	8/15/42	23,538	26,317
Caterpillar Inc.	4.300%	5/15/44	3,535	4,092
Caterpillar Inc.	3.250%	9/19/49	10,930	10,906
Caterpillar Inc.	4.750%	5/15/64	4,175	5,222
CNH Industrial Capital LLC	4.875%	4/1/21	750	774
CNH Industrial Capital LLC	3.875%	10/15/21	2,450	2,515
CNH Industrial Capital LLC	4.375%	4/5/22	5,250	5,476
CNH Industrial Capital LLC	4.200%	1/15/24	26,190	27,724
CNH Industrial NV	4.500%	8/15/23	1,565	1,667
CNH Industrial NV	3.850%	11/15/27	7,840	8,162
Crane Co.	4.450%	12/15/23	6,450	6,865
Crane Co.	4.200%	3/15/48	7,000	7,006
CRH America Inc.	5.750%	1/15/21	2,975	3,080
Deere & Co.	2.600%	6/8/22	34,398	34,953
Deere & Co.	5.375%	10/16/29	9,962	12,318
Deere & Co.	7.125%	3/3/31	405	572
Deere & Co.	3.900%	6/9/42	6,710	7,544
Dover Corp.	3.150%	11/15/25	8,640	8,949
Dover Corp.	2.950%	11/4/29	3,315	3,324
Dover Corp.	5.375%	10/15/35	2,350	2,805
Dover Corp.	6.600%	3/15/38	3,115	4,152
Dover Corp.	5.375%	3/1/41	4,109	4,996
Eagle Materials Inc.	4.500%	8/1/26	3,880	4,022
Eaton Corp.	2.750%	11/2/22	15,254	15,560
Eaton Corp.	3.103%	9/15/27	14,295	14,823
Eaton Corp.	4.000%	11/2/32	8,304	9,403
Eaton Corp.	4.150%	11/2/42	2,087	2,316
Eaton Corp.	3.915%	9/15/47	5,715	6,083
Embraer Netherlands Finance BV	5.050%	6/15/25	9,055	9,956
Embraer Netherlands Finance BV	5.400%	2/1/27	11,295	12,698

61

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Embraer Overseas Ltd.	5.696%	9/16/23	9,130	10,005
	Embraer SA	5.150%	6/15/22	1,200	1,266
	Emerson Electric Co.	2.625%	12/1/21	18,650	18,961
	Emerson Electric Co.	2.625%	2/15/23	4,200	4,293
	Emerson Electric Co.	3.150%	6/1/25	6,150	6,433
	Flowserve Corp.	3.500%	9/15/22	16,830	17,011
	Flowserve Corp.	4.000%	11/15/23	4,225	4,323
	Fortive Corp.	2.350%	6/15/21	10,395	10,423
	Fortive Corp.	3.150%	6/15/26	6,329	6,476
	Fortive Corp.	4.300%	6/15/46	7,500	7,717
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	12,373	13,068
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,825	9,429
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	700	707
	General Dynamics Corp.	3.000%	5/11/21	7,525	7,646
	General Dynamics Corp.	3.875%	7/15/21	4,919	5,058
	General Dynamics Corp.	2.250%	11/15/22	9,415	9,513
	General Dynamics Corp.	3.375%	5/15/23	20,455	21,354
	General Dynamics Corp.	1.875%	8/15/23	23,790	23,811
	General Dynamics Corp.	2.375%	11/15/24	9,650	9,811
	General Dynamics Corp.	3.500%	5/15/25	13,585	14,543
	General Dynamics Corp.	2.125%	8/15/26	5,800	5,736
	General Dynamics Corp.	2.625%	11/15/27	13,629	13,940
	General Dynamics Corp.	3.750%	5/15/28	17,940	19,757
	General Dynamics Corp.	3.600%	11/15/42	3,968	4,490
	General Electric Co.	4.625%	1/7/21	15,664	16,023
	General Electric Co.	5.300%	2/11/21	18,728	19,326
	General Electric Co.	4.650%	10/17/21	15,410	16,054
	General Electric Co.	3.150%	9/7/22	4,694	4,795
	General Electric Co.	2.700%	10/9/22	14,078	14,268
	General Electric Co.	3.100%	1/9/23	11,432	11,670
	General Electric Co.	3.375%	3/11/24	23,296	24,106
	General Electric Co.	3.450%	5/15/24	5,675	5,887
	General Electric Co.	6.750%	3/15/32	30,702	39,330
	General Electric Co.	7.500%	8/21/35	100	130
	General Electric Co.	6.150%	8/7/37	10,048	12,405
	General Electric Co.	5.875%	1/14/38	33,653	40,564
	General Electric Co.	6.875%	1/10/39	22,999	30,653
	General Electric Co.	4.125%	10/9/42	12,530	12,967
	General Electric Co.	4.500%	3/11/44	12,061	13,148
	Hexcel Corp.	4.700%	8/15/25	1,400	1,514
	Honeywell International Inc.	4.250%	3/1/21	8,075	8,318
	Honeywell International Inc.	1.850%	11/1/21	20,900	20,937
	Honeywell International Inc.	2.150%	8/8/22	5,350	5,401
	Honeywell International Inc.	3.350%	12/1/23	5,160	5,422
	Honeywell International Inc.	2.300%	8/15/24	11,800	11,958
	Honeywell International Inc.	2.500%	11/1/26	13,485	13,697
	Honeywell International Inc.	2.700%	8/15/29	5,975	6,129
	Honeywell International Inc.	5.700%	3/15/36	5,449	7,259
	Honeywell International Inc.	5.700%	3/15/37	8,596	11,652
	Honeywell International Inc.	5.375%	3/1/41	6,675	8,988
	Honeywell International Inc.	3.812%	11/21/47	735	831
	Hubbell Inc.	3.350%	3/1/26	4,851	4,962
	Hubbell Inc.	3.150%	8/15/27	3,200	3,191
	Hubbell Inc.	3.500%	2/15/28	12,120	12,517
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	12,811	13,355
	Illinois Tool Works Inc.	3.375%	9/15/21	765	782
	Illinois Tool Works Inc.	3.500%	3/1/24	2,802	2,966
	Illinois Tool Works Inc.	2.650%	11/15/26	12,565	12,913
	Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,871
	Illinois Tool Works Inc.	3.900%	9/1/42	16,959	19,544
	Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,519	2,543
	Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	9,300	9,935
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	4,840	6,093
	Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,407

62

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	7,960	8,342
	Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	4,325	4,522
	Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,450	11,189
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,245	3,659
	Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,700	4,134
	John Deere Capital Corp.	1.700%	1/15/20	1,000	1,000
	John Deere Capital Corp.	2.350%	1/8/21	2,100	2,108
	John Deere Capital Corp.	2.550%	1/8/21	300	302
	John Deere Capital Corp.	2.800%	3/4/21	6,800	6,872
	John Deere Capital Corp.	2.875%	3/12/21	5,545	5,607
	John Deere Capital Corp.	3.900%	7/12/21	5,953	6,136
	John Deere Capital Corp.	3.125%	9/10/21	8,571	8,756
	John Deere Capital Corp.	3.150%	10/15/21	7,974	8,153
	John Deere Capital Corp.	2.650%	1/6/22	4,300	4,370
	John Deere Capital Corp.	2.750%	3/15/22	2,445	2,490
	John Deere Capital Corp.	1.950%	6/13/22	3,240	3,242
	John Deere Capital Corp.	2.150%	9/8/22	14,650	14,742
	John Deere Capital Corp.	2.700%	1/6/23	1,150	1,175
	John Deere Capital Corp.	2.800%	1/27/23	2,510	2,571
	John Deere Capital Corp.	2.800%	3/6/23	13,198	13,536
	John Deere Capital Corp.	3.450%	6/7/23	5,500	5,753
	John Deere Capital Corp.	3.650%	10/12/23	3,180	3,369
	John Deere Capital Corp.	2.600%	3/7/24	4,250	4,342
	John Deere Capital Corp.	3.350%	6/12/24	20,630	21,727
	John Deere Capital Corp.	2.650%	6/24/24	3,300	3,378
	John Deere Capital Corp.	3.450%	3/13/25	16,515	17,531
	John Deere Capital Corp.	3.400%	9/11/25	3,710	3,929
	John Deere Capital Corp.	2.650%	6/10/26	3,294	3,355
	John Deere Capital Corp.	2.250%	9/14/26	3,150	3,149
	John Deere Capital Corp.	2.800%	9/8/27	8,650	8,881
	John Deere Capital Corp.	3.050%	1/6/28	12,900	13,435
	John Deere Capital Corp.	3.450%	3/7/29	5,670	6,162
	John Deere Capital Corp.	2.800%	7/18/29	6,650	6,808
	Johnson Controls International plc	3.625%	7/2/24	2,300	2,386
	Johnson Controls International plc	3.900%	2/14/26	5,764	6,120
	Johnson Controls International plc	6.000%	1/15/36	1,046	1,283
	Johnson Controls International plc	4.625%	7/2/44	10,902	11,888
	Johnson Controls International plc	5.125%	9/14/45	1,163	1,351
	Johnson Controls International plc	4.500%	2/15/47	12,573	13,522
	Johnson Controls International plc	4.950%	7/2/64	4,487	4,644
	Kennametal Inc.	3.875%	2/15/22	2,575	2,648
	Kennametal Inc.	4.625%	6/15/28	8,800	9,386
[7]	L3Harris Technologies Inc.	4.950%	2/15/21	14,579	14,934
[7]	L3Harris Technologies Inc.	3.850%	6/15/23	5,175	5,447
[7]	L3Harris Technologies Inc.	3.950%	5/28/24	4,767	5,055
	L3Harris Technologies Inc.	3.832%	4/27/25	9,780	10,404
[7]	L3Harris Technologies Inc.	3.850%	12/15/26	5,410	5,813
	L3Harris Technologies Inc.	4.400%	6/15/28	500	556
[7]	L3Harris Technologies Inc.	4.400%	6/15/28	6,960	7,753
	L3Harris Technologies Inc.	2.900%	12/15/29	6,034	6,109
	L3Harris Technologies Inc.	4.854%	4/27/35	2,725	3,207
	L3Harris Technologies Inc.	6.150%	12/15/40	6,103	8,281
	L3Harris Technologies Inc.	5.054%	4/27/45	2,056	2,552
	Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,810
	Leggett & Platt Inc.	3.500%	11/15/27	15,075	15,464
	Leggett & Platt Inc.	4.400%	3/15/29	5,400	5,900
	Legrand France SA	8.500%	2/15/25	4,645	5,990
	Lennox International Inc.	3.000%	11/15/23	1,075	1,093
	Lockheed Martin Corp.	3.350%	9/15/21	26,978	27,657
	Lockheed Martin Corp.	3.100%	1/15/23	11,215	11,592
	Lockheed Martin Corp.	2.900%	3/1/25	5,252	5,457
	Lockheed Martin Corp.	3.550%	1/15/26	4,158	4,453
	Lockheed Martin Corp.	3.600%	3/1/35	7,990	8,749
	Lockheed Martin Corp.	4.500%	5/15/36	5,680	6,725

63

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	6.150%	9/1/36	14,489	19,665
Lockheed Martin Corp.	5.720%	6/1/40	5,260	7,097
Lockheed Martin Corp.	4.070%	12/15/42	19,270	22,050
Lockheed Martin Corp.	3.800%	3/1/45	3,607	3,979
Lockheed Martin Corp.	4.700%	5/15/46	14,410	18,193
Lockheed Martin Corp.	4.090%	9/15/52	14,321	16,739
Martin Marietta Materials Inc.	4.250%	7/2/24	2,000	2,140
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	6,610
Martin Marietta Materials Inc.	3.500%	12/15/27	7,800	8,111
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	10,585
Masco Corp.	4.450%	4/1/25	7,432	8,092
Masco Corp.	4.375%	4/1/26	2,923	3,154
Masco Corp.	3.500%	11/15/27	7,960	8,233
Masco Corp.	6.500%	8/15/32	27	33
Masco Corp.	4.500%	5/15/47	8,150	8,295
Mohawk Industries Inc.	3.850%	2/1/23	12,690	13,213
Northrop Grumman Corp.	3.500%	3/15/21	9,153	9,323
Northrop Grumman Corp.	2.550%	10/15/22	4,955	5,028
Northrop Grumman Corp.	3.250%	8/1/23	2,208	2,295
Northrop Grumman Corp.	2.930%	1/15/25	7,225	7,444
Northrop Grumman Corp.	3.200%	2/1/27	6,275	6,525
Northrop Grumman Corp.	3.250%	1/15/28	31,370	32,683
Northrop Grumman Corp.	5.050%	11/15/40	5,825	7,098
Northrop Grumman Corp.	4.750%	6/1/43	8,279	9,889
Northrop Grumman Corp.	3.850%	4/15/45	2,004	2,145
Northrop Grumman Corp.	4.030%	10/15/47	5,330	5,924
Northrop Grumman Systems Corp.	7.750%	2/15/31	5,216	7,481
Nvent Finance Sarl	3.950%	4/15/23	2,280	2,311
Nvent Finance Sarl	4.550%	4/15/28	6,870	7,119
Oshkosh Corp.	4.600%	5/15/28	9,000	9,630
Owens Corning	4.200%	12/1/24	10,215	10,817
Owens Corning	3.400%	8/15/26	5,350	5,418
Owens Corning	3.950%	8/15/29	4,850	5,028
Owens Corning	7.000%	12/1/36	409	500
Owens Corning	4.300%	7/15/47	7,825	7,423
Owens Corning	4.400%	1/30/48	4,250	4,108
Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,914
Parker-Hannifin Corp.	2.700%	6/14/24	6,950	7,043
Parker-Hannifin Corp.	3.300%	11/21/24	12,721	13,296
Parker-Hannifin Corp.	3.250%	3/1/27	20,521	21,284
Parker-Hannifin Corp.	3.250%	6/14/29	4,875	5,065
Parker-Hannifin Corp.	4.200%	11/21/34	5,828	6,444
Parker-Hannifin Corp.	6.250%	5/15/38	5,632	7,467
Parker-Hannifin Corp.	4.450%	11/21/44	5,590	6,213
Parker-Hannifin Corp.	4.100%	3/1/47	6,355	6,879
Parker-Hannifin Corp.	4.000%	6/14/49	7,800	8,436
Pentair Finance Sarl	4.500%	7/1/29	3,000	3,164
Precision Castparts Corp.	2.500%	1/15/23	18,264	18,584
Precision Castparts Corp.	3.250%	6/15/25	12,717	13,398
Precision Castparts Corp.	3.900%	1/15/43	6,950	7,520
Precision Castparts Corp.	4.375%	6/15/45	6,867	7,938
Raytheon Co.	2.500%	12/15/22	13,078	13,337
Raytheon Co.	3.150%	12/15/24	6,300	6,618
Raytheon Co.	7.200%	8/15/27	2,810	3,674
Raytheon Co.	4.875%	10/15/40	1,710	2,139
Raytheon Co.	4.700%	12/15/41	8,700	10,816
Raytheon Co.	4.200%	12/15/44	2,600	3,048
Republic Services Inc.	5.250%	11/15/21	11,497	12,193
Republic Services Inc.	3.550%	6/1/22	9,348	9,658
Republic Services Inc.	4.750%	5/15/23	4,375	4,711
Republic Services Inc.	2.500%	8/15/24	5,100	5,167
Republic Services Inc.	3.200%	3/15/25	3,820	3,967
Republic Services Inc.	2.900%	7/1/26	1,579	1,609
Republic Services Inc.	3.375%	11/15/27	285	301

64

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic Services Inc.	6.200%	3/1/40	6,078	8,276
Republic Services Inc.	5.700%	5/15/41	13,998	18,192
Rockwell Automation Inc.	3.500%	3/1/29	9,050	9,726
Rockwell Automation Inc.	4.200%	3/1/49	6,075	7,062
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,390
Rockwell Collins Inc.	2.800%	3/15/22	4,800	4,882
Rockwell Collins Inc.	3.700%	12/15/23	1,000	1,053
Rockwell Collins Inc.	3.200%	3/15/24	16,875	17,560
Rockwell Collins Inc.	3.500%	3/15/27	10,350	11,009
Rockwell Collins Inc.	4.800%	12/15/43	4,916	6,008
Rockwell Collins Inc.	4.350%	4/15/47	13,200	15,430
Roper Technologies Inc.	3.000%	12/15/20	5,550	5,601
Roper Technologies Inc.	2.800%	12/15/21	14,821	15,032
Roper Technologies Inc.	3.125%	11/15/22	4,193	4,304
Roper Technologies Inc.	2.350%	9/15/24	2,000	2,010
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,444
Roper Technologies Inc.	3.800%	12/15/26	16,610	17,851
Roper Technologies Inc.	4.200%	9/15/28	8,997	9,838
Roper Technologies Inc.	2.950%	9/15/29	5,000	5,026
Snap-on Inc.	6.125%	9/1/21	3,700	3,954
Snap-on Inc.	3.250%	3/1/27	1,200	1,251
Snap-on Inc.	4.100%	3/1/48	3,700	4,134
Sonoco Products Co.	5.750%	11/1/40	6,100	7,474
Spirit AeroSystems Inc.	3.950%	6/15/23	15,285	15,732
Spirit AeroSystems Inc.	3.850%	6/15/26	5,525	5,665
Spirit AeroSystems Inc.	4.600%	6/15/28	8,920	9,379
Stanley Black & Decker Inc.	3.400%	12/1/21	3,125	3,192
Stanley Black & Decker Inc.	2.900%	11/1/22	5,231	5,357
Stanley Black & Decker Inc.	3.400%	3/1/26	5,616	5,922
Stanley Black & Decker Inc.	5.200%	9/1/40	6,283	7,784
Stanley Black & Decker Inc.	4.850%	11/15/48	5,575	6,886
Textron Inc.	4.300%	3/1/24	3,725	3,978
Textron Inc.	3.875%	3/1/25	13,545	14,342
Textron Inc.	4.000%	3/15/26	11,700	12,490
Textron Inc.	3.650%	3/15/27	28,640	29,944
Textron Inc.	3.375%	3/1/28	4,629	4,756
Textron Inc.	3.900%	9/17/29	7,150	7,628
Timken Co.	3.875%	9/1/24	1,000	1,043
Timken Co.	4.500%	12/15/28	10,000	10,768
United Technologies Corp.	3.350%	8/16/21	2,570	2,630
United Technologies Corp.	1.950%	11/1/21	4,000	4,005
United Technologies Corp.	2.300%	5/4/22	1,000	1,008
United Technologies Corp.	3.100%	6/1/22	24,697	25,356
United Technologies Corp.	3.650%	8/16/23	32,988	34,751
United Technologies Corp.	2.800%	5/4/24	19,105	19,631
United Technologies Corp.	3.950%	8/16/25	21,622	23,540
United Technologies Corp.	2.650%	11/1/26	4,600	4,707
United Technologies Corp.	3.125%	5/4/27	3,351	3,507
United Technologies Corp.	6.700%	8/1/28	2,397	3,106
United Technologies Corp.	4.125%	11/16/28	45,310	50,944
United Technologies Corp.	7.500%	9/15/29	8,296	11,666
United Technologies Corp.	5.400%	5/1/35	5,612	7,179
United Technologies Corp.	6.050%	6/1/36	8,512	11,460
United Technologies Corp.	6.125%	7/15/38	6,186	8,556
United Technologies Corp.	4.450%	11/16/38	10,698	12,560
United Technologies Corp.	5.700%	4/15/40	11,965	16,005
United Technologies Corp.	4.500%	6/1/42	35,334	42,313
United Technologies Corp.	4.150%	5/15/45	15,926	18,242
United Technologies Corp.	3.750%	11/1/46	14,295	15,574
United Technologies Corp.	4.050%	5/4/47	7,525	8,540
United Technologies Corp.	4.625%	11/16/48	19,475	24,240
Valmont Industries Inc.	5.000%	10/1/44	9,050	9,245
Valmont Industries Inc.	5.250%	10/1/54	4,600	4,667
Vulcan Materials Co.	4.500%	4/1/25	3,910	4,230

65

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vulcan Materials Co.	3.900%	4/1/27	550	582
Vulcan Materials Co.	4.500%	6/15/47	10,525	11,526
Wabtec Corp.	4.400%	3/15/24	10,840	11,489
Wabtec Corp.	3.450%	11/15/26	9,767	9,810
Wabtec Corp.	4.950%	9/15/28	10,900	11,981
Waste Connections Inc.	3.500%	5/1/29	11,850	12,487
Waste Management Inc.	4.600%	3/1/21	9,560	9,801
Waste Management Inc.	2.900%	9/15/22	1,130	1,156
Waste Management Inc.	2.400%	5/15/23	12,800	12,916
Waste Management Inc.	3.500%	5/15/24	4,134	4,340
Waste Management Inc.	2.950%	6/15/24	8,265	8,524
Waste Management Inc.	3.125%	3/1/25	7,645	7,988
Waste Management Inc.	3.200%	6/15/26	8,469	8,872
Waste Management Inc.	3.150%	11/15/27	13,883	14,506
Waste Management Inc.	3.450%	6/15/29	11,275	12,042
Waste Management Inc.	3.900%	3/1/35	4,000	4,424
Waste Management Inc.	4.000%	7/15/39	6,250	6,980
Waste Management Inc.	4.100%	3/1/45	7,789	8,739
Waste Management Inc.	4.150%	7/15/49	11,275	12,841
WW Grainger Inc.	4.600%	6/15/45	13,443	15,913
WW Grainger Inc.	3.750%	5/15/46	5,362	5,541
WW Grainger Inc.	4.200%	5/15/47	1,950	2,171
Xylem Inc.	4.875%	10/1/21	110	115
Xylem Inc.	3.250%	11/1/26	3,461	3,588
Xylem Inc.	4.375%	11/1/46	6,310	6,889
Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	17,549	17,626
Activision Blizzard Inc.	3.400%	9/15/26	12,563	13,165
Activision Blizzard Inc.	3.400%	6/15/27	3,257	3,392
Activision Blizzard Inc.	4.500%	6/15/47	4,220	4,794
America Movil SAB de CV	3.125%	7/16/22	36,650	37,380
America Movil SAB de CV	3.625%	4/22/29	5,500	5,831
America Movil SAB de CV	6.375%	3/1/35	15,818	21,222
America Movil SAB de CV	6.125%	11/15/37	4,283	5,586
America Movil SAB de CV	6.125%	3/30/40	14,500	19,428
America Movil SAB de CV	4.375%	7/16/42	12,590	14,015
America Movil SAB de CV	4.375%	4/22/49	14,500	16,614
American Tower Corp.	3.300%	2/15/21	13,364	13,528
American Tower Corp.	3.450%	9/15/21	14,400	14,746
American Tower Corp.	5.900%	11/1/21	8,029	8,578
American Tower Corp.	2.250%	1/15/22	8,465	8,491
American Tower Corp.	3.500%	1/31/23	17,414	18,040
American Tower Corp.	5.000%	2/15/24	11,946	13,143
American Tower Corp.	3.375%	5/15/24	9,000	9,329
American Tower Corp.	2.950%	1/15/25	3,650	3,739
American Tower Corp.	4.000%	6/1/25	6,840	7,307
American Tower Corp.	4.400%	2/15/26	2,215	2,423
American Tower Corp.	3.375%	10/15/26	17,576	18,255
American Tower Corp.	3.125%	1/15/27	6,795	6,927
American Tower Corp.	3.550%	7/15/27	10,723	11,210
American Tower Corp.	3.950%	3/15/29	6,800	7,316
American Tower Corp.	3.800%	8/15/29	28,649	30,605
American Tower Corp.	3.700%	10/15/49	6,565	6,507
AT&T Inc.	4.600%	2/15/21	14,677	15,014
AT&T Inc.	2.800%	2/17/21	4,677	4,715
AT&T Inc.	4.450%	5/15/21	6,973	7,210
AT&T Inc.	3.875%	8/15/21	2,000	2,059
AT&T Inc.	4.000%	1/15/22	3,600	3,734
AT&T Inc.	3.000%	2/15/22	3,265	3,327
AT&T Inc.	3.200%	3/1/22	8,269	8,470
AT&T Inc.	3.800%	3/15/22	7,760	8,051
AT&T Inc.	3.400%	6/15/22	7,995	8,232
AT&T Inc.	3.000%	6/30/22	35,067	35,838

66

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	2.625%	12/1/22	1,000	1,015
AT&T Inc.	3.600%	2/17/23	20,465	21,352
AT&T Inc.	4.050%	12/15/23	6,400	6,842
AT&T Inc.	3.800%	3/1/24	6,425	6,783
AT&T Inc.	3.900%	3/11/24	5,350	5,670
AT&T Inc.	4.450%	4/1/24	20,228	21,900
AT&T Inc.	3.550%	6/1/24	7,750	8,147
AT&T Inc.	3.950%	1/15/25	10,000	10,713
AT&T Inc.	3.400%	5/15/25	57,781	60,552
AT&T Inc.	3.600%	7/15/25	24,718	26,085
AT&T Inc.	3.875%	1/15/26	24,980	26,751
AT&T Inc.	4.125%	2/17/26	18,800	20,372
AT&T Inc.	3.800%	2/15/27	15,794	16,838
AT&T Inc.	4.250%	3/1/27	10,000	10,961
AT&T Inc.	4.100%	2/15/28	28,547	30,988
AT&T Inc.	4.350%	3/1/29	37,980	42,121
AT&T Inc.	4.300%	2/15/30	49,831	55,377
AT&T Inc.	4.500%	5/15/35	21,296	23,680
AT&T Inc.	5.250%	3/1/37	25,496	30,448
AT&T Inc.	4.900%	8/15/37	16,010	18,365
AT&T Inc.	4.850%	3/1/39	21,119	24,259
AT&T Inc.	6.200%	3/15/40	3,800	4,751
AT&T Inc.	6.350%	3/15/40	11,000	14,325
AT&T Inc.	6.100%	7/15/40	4,490	5,707
AT&T Inc.	6.000%	8/15/40	11,887	15,083
AT&T Inc.	5.350%	9/1/40	35,350	42,277
AT&T Inc.	6.375%	3/1/41	11,368	14,986
AT&T Inc.	5.550%	8/15/41	11,089	13,580
AT&T Inc.	5.375%	10/15/41	9,224	10,850
AT&T Inc.	5.150%	3/15/42	14,044	16,362
AT&T Inc.	4.900%	6/15/42	8,094	9,103
AT&T Inc.	4.300%	12/15/42	19,775	21,137
AT&T Inc.	5.350%	12/15/43	15,714	18,830
AT&T Inc.	4.650%	6/1/44	17,555	19,349
AT&T Inc.	4.800%	6/15/44	34,540	39,240
AT&T Inc.	4.350%	6/15/45	29,500	31,555
AT&T Inc.	4.850%	7/15/45	200	226
AT&T Inc.	4.750%	5/15/46	37,210	41,778
AT&T Inc.	5.150%	11/15/46	71,298	84,872
AT&T Inc.	5.650%	2/15/47	6,350	8,081
AT&T Inc.	5.450%	3/1/47	6,100	7,527
AT&T Inc.	4.500%	3/9/48	28,239	31,020
AT&T Inc.	4.550%	3/9/49	29,167	32,339
AT&T Inc.	5.150%	2/15/50	19,699	23,726
AT&T Inc.	5.700%	3/1/57	3,380	4,409
AT&T Inc.	5.300%	8/15/58	9,987	12,302
Bell Canada Inc.	4.300%	7/29/49	6,600	7,382
British Telecommunications plc	4.500%	12/4/23	7,450	8,022
British Telecommunications plc	5.125%	12/4/28	8,000	9,194
British Telecommunications plc	9.625%	12/15/30	28,703	44,172
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,452	11,987
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	47,309	49,723
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	10,164	10,933
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	53,149	58,473
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	26,165	27,043
Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	5,125	5,449
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	23,875	26,995

67

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	30,935	38,891
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	8,680	9,838
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	32,250	40,193
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	29,084	32,601
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	34,155	39,854
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	11,200	12,153
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	14,423	15,099
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	6,174	7,775
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,560	9,131
Comcast Corp.	3.450%	10/1/21	19,925	20,488
Comcast Corp.	3.125%	7/15/22	16,182	16,680
Comcast Corp.	2.750%	3/1/23	19,264	19,688
Comcast Corp.	3.000%	2/1/24	46,159	47,825
Comcast Corp.	3.600%	3/1/24	5,126	5,428
Comcast Corp.	3.700%	4/15/24	15,250	16,223
Comcast Corp.	3.375%	2/15/25	12,719	13,399
Comcast Corp.	3.375%	8/15/25	28,769	30,517
Comcast Corp.	3.950%	10/15/25	24,562	26,766
Comcast Corp.	3.150%	3/1/26	27,325	28,552
Comcast Corp.	2.350%	1/15/27	27,347	27,266
Comcast Corp.	3.300%	2/1/27	21,599	22,828
Comcast Corp.	3.150%	2/15/28	18,180	19,029
Comcast Corp.	3.550%	5/1/28	1,250	1,345
Comcast Corp.	4.150%	10/15/28	65,173	73,347
Comcast Corp.	2.650%	2/1/30	19,000	19,015
Comcast Corp.	4.250%	10/15/30	10,000	11,369
Comcast Corp.	4.250%	1/15/33	18,769	21,514
Comcast Corp.	7.050%	3/15/33	4,217	6,028
Comcast Corp.	4.200%	8/15/34	15,389	17,553
Comcast Corp.	5.650%	6/15/35	4,446	5,834
Comcast Corp.	4.400%	8/15/35	13,991	16,370
Comcast Corp.	6.500%	11/15/35	17,665	24,886
Comcast Corp.	3.200%	7/15/36	10,845	11,037
Comcast Corp.	6.450%	3/15/37	12,029	16,789
Comcast Corp.	6.950%	8/15/37	14,839	21,724
Comcast Corp.	3.900%	3/1/38	5,700	6,290
Comcast Corp.	6.400%	5/15/38	9,747	13,536
Comcast Corp.	4.600%	10/15/38	33,953	40,286
Comcast Corp.	3.250%	11/1/39	15,525	15,615
Comcast Corp.	6.400%	3/1/40	970	1,359
Comcast Corp.	4.650%	7/15/42	18,697	22,225
Comcast Corp.	4.500%	1/15/43	7,076	8,256
Comcast Corp.	4.600%	8/15/45	24,005	28,628
Comcast Corp.	3.400%	7/15/46	30,064	30,186
Comcast Corp.	4.000%	8/15/47	9,363	10,247
Comcast Corp.	3.969%	11/1/47	29,650	32,354
Comcast Corp.	4.000%	3/1/48	6,396	7,031
Comcast Corp.	4.700%	10/15/48	30,640	37,712
Comcast Corp.	3.999%	11/1/49	27,070	29,910
Comcast Corp.	3.450%	2/1/50	26,000	26,511
Comcast Corp.	4.049%	11/1/52	17,300	19,503
Comcast Corp.	4.950%	10/15/58	29,702	38,619
Crown Castle International Corp.	3.400%	2/15/21	14,805	15,023
Crown Castle International Corp.	2.250%	9/1/21	8,230	8,238
Crown Castle International Corp.	4.875%	4/15/22	8,513	9,002
Crown Castle International Corp.	5.250%	1/15/23	12,829	13,907

68

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.150%	7/15/23	6,920	7,098
	Crown Castle International Corp.	3.200%	9/1/24	8,075	8,313
	Crown Castle International Corp.	4.450%	2/15/26	22,715	24,789
	Crown Castle International Corp.	3.700%	6/15/26	17,075	18,048
	Crown Castle International Corp.	4.000%	3/1/27	3,730	4,014
	Crown Castle International Corp.	3.650%	9/1/27	19,953	21,022
	Crown Castle International Corp.	3.800%	2/15/28	29,231	31,059
	Crown Castle International Corp.	4.750%	5/15/47	4,325	4,981
	Crown Castle International Corp.	5.200%	2/15/49	5,699	6,979
	Deutsche Telekom International Finance BV	8.750%	6/15/30	43,808	64,279
	Discovery Communications LLC	4.375%	6/15/21	4,875	5,021
	Discovery Communications LLC	3.300%	5/15/22	2,588	2,654
	Discovery Communications LLC	3.500%	6/15/22	8,030	8,237
	Discovery Communications LLC	2.950%	3/20/23	12,157	12,382
	Discovery Communications LLC	3.250%	4/1/23	3,000	3,083
	Discovery Communications LLC	3.800%	3/13/24	5,319	5,598
	Discovery Communications LLC	3.900%	11/15/24	12,667	13,438
	Discovery Communications LLC	3.450%	3/15/25	7,192	7,441
	Discovery Communications LLC	3.950%	6/15/25	6,250	6,630
	Discovery Communications LLC	4.900%	3/11/26	5,625	6,282
	Discovery Communications LLC	3.950%	3/20/28	23,195	24,742
	Discovery Communications LLC	4.125%	5/15/29	5,450	5,852
	Discovery Communications LLC	5.000%	9/20/37	16,910	19,085
	Discovery Communications LLC	6.350%	6/1/40	10,651	13,434
	Discovery Communications LLC	4.950%	5/15/42	8,507	9,304
	Discovery Communications LLC	4.875%	4/1/43	12,062	13,083
	Discovery Communications LLC	5.200%	9/20/47	14,310	16,571
	Discovery Communications LLC	5.300%	5/15/49	3,145	3,721
	Electronic Arts Inc.	3.700%	3/1/21	10,090	10,266
	Electronic Arts Inc.	4.800%	3/1/26	5,040	5,672
[7]	Fox Corp.	3.666%	1/25/22	3,475	3,589
[7]	Fox Corp.	4.030%	1/25/24	14,590	15,538
[7]	Fox Corp.	4.709%	1/25/29	26,150	29,724
[7]	Fox Corp.	5.476%	1/25/39	12,400	15,076
[7]	Fox Corp.	5.576%	1/25/49	29,000	36,496
	Grupo Televisa SAB	6.625%	3/18/25	4,064	4,767
	Grupo Televisa SAB	4.625%	1/30/26	2,825	3,041
	Grupo Televisa SAB	8.500%	3/11/32	460	623
	Grupo Televisa SAB	6.625%	1/15/40	6,543	8,217
	Grupo Televisa SAB	5.000%	5/13/45	20,316	21,420
	Grupo Televisa SAB	6.125%	1/31/46	8,328	10,100
	Grupo Televisa SAB	5.250%	5/24/49	2,950	3,188
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,268	4,378
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,525	9,948
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	7,155	7,685
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	6,120	6,875
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	11,885	14,552
	Koninklijke KPN NV	8.375%	10/1/30	5,000	6,938
	Moody's Corp.	3.250%	6/7/21	3,000	3,050
	Moody's Corp.	2.750%	12/15/21	5,915	6,000
	Moody's Corp.	4.500%	9/1/22	11,260	11,906
	Moody's Corp.	4.875%	2/15/24	7,160	7,876
	Moody's Corp.	4.250%	2/1/29	1,500	1,694
	Moody's Corp.	5.250%	7/15/44	7,325	9,323
	NBCUniversal Media LLC	4.375%	4/1/21	17,565	18,111
	NBCUniversal Media LLC	2.875%	1/15/23	17,369	17,825
	NBCUniversal Media LLC	6.400%	4/30/40	10,415	14,557
	NBCUniversal Media LLC	5.950%	4/1/41	5,480	7,532
	NBCUniversal Media LLC	4.450%	1/15/43	11,222	13,014
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	13,418	13,877
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	10,006	10,524
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	15,226	16,008
	Orange SA	4.125%	9/14/21	25,616	26,552
	Orange SA	9.000%	3/1/31	23,435	36,252

69

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Orange SA	5.375%	1/13/42	17,000	21,778
Orange SA	5.500%	2/6/44	881	1,168
RELX Capital Inc.	3.125%	10/15/22	13,043	13,486
RELX Capital Inc.	3.500%	3/16/23	6,592	6,842
RELX Capital Inc.	4.000%	3/18/29	5,050	5,470
Rogers Communications Inc.	3.000%	3/15/23	5,269	5,398
Rogers Communications Inc.	4.100%	10/1/23	6,060	6,457
Rogers Communications Inc.	3.625%	12/15/25	5,540	5,864
Rogers Communications Inc.	2.900%	11/15/26	7,055	7,165
Rogers Communications Inc.	7.500%	8/15/38	1,698	2,473
Rogers Communications Inc.	4.500%	3/15/43	8,038	8,810
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,052
Rogers Communications Inc.	4.300%	2/15/48	6,000	6,561
Rogers Communications Inc.	4.350%	5/1/49	25,136	27,927
Rogers Communications Inc.	3.700%	11/15/49	8,200	8,247
S&P Global Inc.	4.000%	6/15/25	9,389	10,163
S&P Global Inc.	4.400%	2/15/26	10,030	11,143
S&P Global Inc.	2.950%	1/22/27	1,000	1,032
S&P Global Inc.	2.500%	12/1/29	5,500	5,511
S&P Global Inc.	4.500%	5/15/48	5,635	6,831
S&P Global Inc.	3.250%	12/1/49	8,800	8,983
TCI Communications Inc.	7.875%	2/15/26	5,443	7,062
TCI Communications Inc.	7.125%	2/15/28	2,972	3,930
Telefonica Emisiones SAU	5.462%	2/16/21	27,749	28,791
Telefonica Emisiones SAU	4.570%	4/27/23	8,757	9,410
Telefonica Emisiones SAU	4.103%	3/8/27	19,185	20,723
Telefonica Emisiones SAU	7.045%	6/20/36	20,222	28,448
Telefonica Emisiones SAU	4.665%	3/6/38	14,422	16,274
Telefonica Emisiones SAU	5.213%	3/8/47	34,110	40,490
Telefonica Emisiones SAU	4.895%	3/6/48	13,150	15,057
Telefonica Emisiones SAU	5.520%	3/1/49	13,725	17,168
Telefonica Europe BV	8.250%	9/15/30	7,027	10,102
TELUS Corp.	2.800%	2/16/27	9,635	9,641
TELUS Corp.	3.700%	9/15/27	805	846
TELUS Corp.	4.300%	6/15/49	11,840	13,062
Thomson Reuters Corp.	4.300%	11/23/23	9,483	10,175
Thomson Reuters Corp.	3.350%	5/15/26	5,200	5,341
Thomson Reuters Corp.	5.500%	8/15/35	8,250	9,223
Thomson Reuters Corp.	5.850%	4/15/40	3,795	4,533
Thomson Reuters Corp.	5.650%	11/23/43	4,525	5,332
Time Warner Cable LLC	4.125%	2/15/21	3,117	3,166
Time Warner Cable LLC	4.000%	9/1/21	15,622	15,993
Time Warner Cable LLC	6.550%	5/1/37	14,323	17,552
Time Warner Cable LLC	7.300%	7/1/38	16,748	21,912
Time Warner Cable LLC	6.750%	6/15/39	23,167	29,238
Time Warner Cable LLC	5.875%	11/15/40	18,908	21,661
Time Warner Cable LLC	5.500%	9/1/41	14,963	16,695
Time Warner Cable LLC	4.500%	9/15/42	24,545	24,870
Time Warner Entertainment Co. LP	8.375%	3/15/23	1,000	1,181
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,193	10,097
Verizon Communications Inc.	3.450%	3/15/21	10,845	11,053
Verizon Communications Inc.	4.600%	4/1/21	10,950	11,317
Verizon Communications Inc.	2.946%	3/15/22	10,500	10,715
Verizon Communications Inc.	3.125%	3/16/22	13,953	14,302
Verizon Communications Inc.	2.450%	11/1/22	13,925	14,099
Verizon Communications Inc.	5.150%	9/15/23	44,283	49,092
Verizon Communications Inc.	4.150%	3/15/24	7,845	8,444
Verizon Communications Inc.	3.500%	11/1/24	21,930	23,211
Verizon Communications Inc.	3.376%	2/15/25	40,089	42,379
Verizon Communications Inc.	2.625%	8/15/26	33,430	33,888
Verizon Communications Inc.	4.125%	3/16/27	34,602	38,257
Verizon Communications Inc.	4.329%	9/21/28	56,949	64,555
Verizon Communications Inc.	3.875%	2/8/29	1,100	1,211
Verizon Communications Inc.	4.016%	12/3/29	49,965	55,622

70

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	4.500%	8/10/33	44,934	52,159
Verizon Communications Inc.	4.400%	11/1/34	32,909	38,066
Verizon Communications Inc.	4.272%	1/15/36	39,004	43,949
Verizon Communications Inc.	5.250%	3/16/37	39,722	49,841
Verizon Communications Inc.	4.812%	3/15/39	18,910	22,866
Verizon Communications Inc.	4.750%	11/1/41	14,140	17,088
Verizon Communications Inc.	3.850%	11/1/42	9,617	10,294
Verizon Communications Inc.	4.125%	8/15/46	19,807	22,321
Verizon Communications Inc.	4.862%	8/21/46	70,458	87,231
Verizon Communications Inc.	4.522%	9/15/48	33,890	40,463
Verizon Communications Inc.	5.012%	4/15/49	29,414	37,613
Verizon Communications Inc.	4.672%	3/15/55	35,000	42,945
ViacomCBS Inc.	4.300%	2/15/21	5,630	5,733
ViacomCBS Inc.	3.875%	12/15/21	9,908	10,249
ViacomCBS Inc.	3.375%	3/1/22	7,037	7,199
ViacomCBS Inc.	2.500%	2/15/23	11,025	11,139
ViacomCBS Inc.	2.900%	6/1/23	4,475	4,553
ViacomCBS Inc.	4.250%	9/1/23	13,768	14,655
ViacomCBS Inc.	3.875%	4/1/24	10,430	11,033
ViacomCBS Inc.	3.700%	8/15/24	6,775	7,144
ViacomCBS Inc.	3.500%	1/15/25	3,853	4,031
ViacomCBS Inc.	4.000%	1/15/26	8,574	9,180
ViacomCBS Inc.	2.900%	1/15/27	11,770	11,762
ViacomCBS Inc.	3.375%	2/15/28	5,525	5,690
ViacomCBS Inc.	3.700%	6/1/28	9,285	9,683
ViacomCBS Inc.	7.875%	7/30/30	2,339	3,239
ViacomCBS Inc.	5.500%	5/15/33	3,065	3,657
ViacomCBS Inc.	6.875%	4/30/36	10,012	13,402
ViacomCBS Inc.	5.900%	10/15/40	3,150	3,811
ViacomCBS Inc.	4.850%	7/1/42	8,636	9,535
ViacomCBS Inc.	4.375%	3/15/43	26,403	27,950
ViacomCBS Inc.	5.850%	9/1/43	11,315	14,177
ViacomCBS Inc.	4.900%	8/15/44	10,454	11,818
ViacomCBS Inc.	4.600%	1/15/45	6,340	6,992
Vodafone Group plc	3.750%	1/16/24	41,050	43,293
Vodafone Group plc	4.125%	5/30/25	18,446	19,930
Vodafone Group plc	4.375%	5/30/28	42,615	47,117
Vodafone Group plc	7.875%	2/15/30	2,878	3,986
Vodafone Group plc	6.250%	11/30/32	8,100	10,253
Vodafone Group plc	6.150%	2/27/37	4,118	5,293
Vodafone Group plc	5.000%	5/30/38	24,024	27,991
Vodafone Group plc	4.375%	2/19/43	15,624	16,794
Vodafone Group plc	5.250%	5/30/48	42,757	51,659
Vodafone Group plc	4.875%	6/19/49	16,900	19,447
Vodafone Group plc	4.250%	9/17/50	20,950	21,761
Walt Disney Co.	2.300%	2/12/21	10,000	10,052
Walt Disney Co.	4.500%	2/15/21	14,410	14,826
Walt Disney Co.	3.750%	6/1/21	2,000	2,053
Walt Disney Co.	2.750%	8/16/21	5,000	5,071
Walt Disney Co.	2.550%	2/15/22	4,081	4,143
Walt Disney Co.	2.450%	3/4/22	3,375	3,426
Walt Disney Co.	1.650%	9/1/22	5,000	4,983
Walt Disney Co.	3.000%	9/15/22	16,810	17,310
Walt Disney Co.	2.350%	12/1/22	4,386	4,449
Walt Disney Co.	1.750%	8/30/24	8,000	7,910
Walt Disney Co.	3.700%	9/15/24	4,785	5,113
Walt Disney Co.	3.150%	9/17/25	8,280	8,796
Walt Disney Co.	3.700%	10/15/25	6,890	7,451
Walt Disney Co.	3.000%	2/13/26	9,875	10,388
Walt Disney Co.	1.850%	7/30/26	27,930	27,395
Walt Disney Co.	3.375%	11/15/26	7,880	8,429
Walt Disney Co.	2.000%	9/1/29	22,200	21,516
Walt Disney Co.	7.000%	3/1/32	2,843	4,118
Walt Disney Co.	6.550%	3/15/33	13,190	18,580

71

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walt Disney Co.	6.200%	12/15/34	15,716	21,918
Walt Disney Co.	6.400%	12/15/35	15,745	22,511
Walt Disney Co.	6.150%	3/1/37	12,250	17,046
Walt Disney Co.	6.650%	11/15/37	4,000	5,943
Walt Disney Co.	4.375%	8/16/41	8,350	9,952
Walt Disney Co.	4.125%	12/1/41	11,524	13,288
Walt Disney Co.	3.700%	12/1/42	9,067	9,874
Walt Disney Co.	5.400%	10/1/43	10,480	14,198
Walt Disney Co.	4.750%	9/15/44	12,400	15,621
Walt Disney Co.	3.000%	7/30/46	2,195	2,154
Walt Disney Co.	2.750%	9/1/49	16,750	15,739
Weibo Corp.	3.500%	7/5/24	8,900	9,073
WPP Finance 2010	3.625%	9/7/22	9,506	9,829
WPP Finance 2010	3.750%	9/19/24	5,115	5,380
Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,730	2,834
Advance Auto Parts Inc.	4.500%	12/1/23	5,176	5,550
Alibaba Group Holding Ltd.	3.125%	11/28/21	16,440	16,760
Alibaba Group Holding Ltd.	2.800%	6/6/23	8,200	8,327
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,819	20,818
Alibaba Group Holding Ltd.	3.400%	12/6/27	28,190	29,378
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,010	7,934
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,725	11,521
Alibaba Group Holding Ltd.	4.200%	12/6/47	18,750	20,794
Alibaba Group Holding Ltd.	4.400%	12/6/57	11,550	13,194
Amazon.com Inc.	3.300%	12/5/21	23,674	24,338
Amazon.com Inc.	2.500%	11/29/22	7,143	7,280
Amazon.com Inc.	2.400%	2/22/23	15,730	15,959
Amazon.com Inc.	2.800%	8/22/24	28,410	29,401
Amazon.com Inc.	3.800%	12/5/24	7,241	7,826
Amazon.com Inc.	5.200%	12/3/25	17,230	19,999
Amazon.com Inc.	3.150%	8/22/27	16,655	17,597
Amazon.com Inc.	4.800%	12/5/34	19,729	24,854
Amazon.com Inc.	3.875%	8/22/37	30,310	34,435
Amazon.com Inc.	4.950%	12/5/44	17,536	22,941
Amazon.com Inc.	4.050%	8/22/47	22,192	25,993
Amazon.com Inc.	4.250%	8/22/57	32,745	39,794
American Honda Finance Corp.	3.150%	1/8/21	9,675	9,793
American Honda Finance Corp.	2.650%	2/12/21	12,280	12,393
American Honda Finance Corp.	1.650%	7/12/21	11,005	10,970
American Honda Finance Corp.	1.700%	9/9/21	25,950	25,883
American Honda Finance Corp.	3.375%	12/10/21	3,250	3,348
American Honda Finance Corp.	2.200%	6/27/22	8,135	8,191
American Honda Finance Corp.	2.600%	11/16/22	6,100	6,216
American Honda Finance Corp.	2.050%	1/10/23	6,495	6,514
American Honda Finance Corp.	3.450%	7/14/23	5,150	5,388
American Honda Finance Corp.	3.625%	10/10/23	1,100	1,160
American Honda Finance Corp.	2.900%	2/16/24	12,325	12,681
American Honda Finance Corp.	2.400%	6/27/24	7,150	7,233
American Honda Finance Corp.	2.150%	9/10/24	18,895	18,899
American Honda Finance Corp.	2.300%	9/9/26	5,850	5,831
American Honda Finance Corp.	3.500%	2/15/28	5,550	5,969
Aptiv Corp.	4.150%	3/15/24	7,520	7,952
Aptiv plc	4.250%	1/15/26	9,325	10,042
Aptiv plc	4.350%	3/15/29	1,900	2,060
Aptiv plc	4.400%	10/1/46	4,220	4,038
Aptiv plc	5.400%	3/15/49	4,200	4,733
Automatic Data Processing Inc.	3.375%	9/15/25	11,430	12,133
AutoNation Inc.	3.350%	1/15/21	5,255	5,301
AutoNation Inc.	3.500%	11/15/24	5,163	5,318
AutoNation Inc.	4.500%	10/1/25	10,875	11,685
AutoNation Inc.	3.800%	11/15/27	6,865	6,924
AutoZone Inc.	2.500%	4/15/21	3,605	3,622

72

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	3.700%	4/15/22	9,361	9,658
	AutoZone Inc.	2.875%	1/15/23	5,891	5,994
	AutoZone Inc.	3.125%	7/15/23	660	678
	AutoZone Inc.	3.125%	4/18/24	2,400	2,493
	AutoZone Inc.	3.250%	4/15/25	10,625	11,059
	AutoZone Inc.	3.125%	4/21/26	8,980	9,248
	AutoZone Inc.	3.750%	6/1/27	5,425	5,784
	AutoZone Inc.	3.750%	4/18/29	7,225	7,722
	Best Buy Co. Inc.	5.500%	3/15/21	2,911	3,000
	Best Buy Co. Inc.	4.450%	10/1/28	10,000	10,942
	Block Financial LLC	5.500%	11/1/22	2,865	3,065
	Block Financial LLC	5.250%	10/1/25	12,310	13,469
	Booking Holdings Inc.	2.750%	3/15/23	6,427	6,558
	Booking Holdings Inc.	3.650%	3/15/25	4,325	4,615
	Booking Holdings Inc.	3.600%	6/1/26	23,685	25,302
	Booking Holdings Inc.	3.550%	3/15/28	7,510	7,988
	BorgWarner Inc.	3.375%	3/15/25	1,720	1,794
	BorgWarner Inc.	4.375%	3/15/45	6,815	6,934
	Choice Hotels International Inc.	5.750%	7/1/22	1,050	1,133
	Costco Wholesale Corp.	2.150%	5/18/21	7,135	7,168
	Costco Wholesale Corp.	2.250%	2/15/22	4,298	4,341
	Costco Wholesale Corp.	2.300%	5/18/22	11,626	11,767
	Costco Wholesale Corp.	2.750%	5/18/24	15,509	15,993
	Costco Wholesale Corp.	3.000%	5/18/27	12,363	13,046
	Cummins Inc.	3.650%	10/1/23	2,200	2,327
	Cummins Inc.	7.125%	3/1/28	1,750	2,326
	Cummins Inc.	4.875%	10/1/43	8,520	10,390
	Daimler Finance North America LLC	8.500%	1/18/31	12,712	18,902
	Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,810
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	5,339
	Dollar General Corp.	3.250%	4/15/23	12,970	13,389
	Dollar General Corp.	4.150%	11/1/25	7,248	7,873
	Dollar General Corp.	3.875%	4/15/27	5,042	5,403
	Dollar General Corp.	4.125%	5/1/28	8,074	8,835
	Dollar Tree Inc.	3.700%	5/15/23	7,300	7,597
	Dollar Tree Inc.	4.000%	5/15/25	17,380	18,576
	Dollar Tree Inc.	4.200%	5/15/28	13,075	14,006
	DR Horton Inc.	2.550%	12/1/20	2,730	2,742
	DR Horton Inc.	4.375%	9/15/22	6,030	6,321
	DR Horton Inc.	4.750%	2/15/23	3,193	3,397
	DR Horton Inc.	5.750%	8/15/23	6,845	7,566
	DR Horton Inc.	2.500%	10/15/24	8,000	8,001
	eBay Inc.	2.875%	8/1/21	7,685	7,774
	eBay Inc.	3.800%	3/9/22	6,032	6,234
	eBay Inc.	2.600%	7/15/22	8,305	8,377
	eBay Inc.	2.750%	1/30/23	8,315	8,431
	eBay Inc.	3.450%	8/1/24	8,596	8,955
	eBay Inc.	3.600%	6/5/27	8,725	9,106
	eBay Inc.	4.000%	7/15/42	10,284	10,136
	Expedia Group Inc.	4.500%	8/15/24	11,255	12,038
	Expedia Group Inc.	5.000%	2/15/26	9,123	10,008
	Expedia Group Inc.	3.800%	2/15/28	11,985	12,217
[7]	Expedia Group Inc.	3.250%	2/15/30	10,175	9,782
	Ford Holdings LLC	9.300%	3/1/30	4,325	5,448
	Ford Motor Co.	4.346%	12/8/26	15,858	16,333
	Ford Motor Co.	6.625%	10/1/28	8,571	9,445
	Ford Motor Co.	6.375%	2/1/29	6,944	7,435
	Ford Motor Co.	7.450%	7/16/31	14,306	16,882
	Ford Motor Co.	4.750%	1/15/43	9,583	8,492
	Ford Motor Co.	7.400%	11/1/46	7,710	8,650
	Ford Motor Co.	5.291%	12/8/46	15,070	14,248
	Ford Motor Credit Co. LLC	2.343%	11/2/20	16,582	16,548
	Ford Motor Credit Co. LLC	3.200%	1/15/21	14,578	14,629
	Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	17,731

73

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,921	16,036
Ford Motor Credit Co. LLC	3.470%	4/5/21	310	313
Ford Motor Credit Co. LLC	5.875%	8/2/21	26,941	28,170
Ford Motor Credit Co. LLC	3.813%	10/12/21	12,000	12,200
Ford Motor Credit Co. LLC	5.596%	1/7/22	5,991	6,304
Ford Motor Credit Co. LLC	3.219%	1/9/22	12,067	12,139
Ford Motor Credit Co. LLC	3.339%	3/28/22	11,742	11,842
Ford Motor Credit Co. LLC	2.979%	8/3/22	23,850	23,858
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,990	8,252
Ford Motor Credit Co. LLC	3.350%	11/1/22	18,000	18,166
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	4,135
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,410	13,901
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,071	10,213
Ford Motor Credit Co. LLC	5.584%	3/18/24	13,422	14,476
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,795	5,799
Ford Motor Credit Co. LLC	4.063%	11/1/24	10,000	10,198
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,130	7,389
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,913	18,137
Ford Motor Credit Co. LLC	4.389%	1/8/26	14,952	15,190
Ford Motor Credit Co. LLC	4.542%	8/1/26	8,500	8,688
Ford Motor Credit Co. LLC	3.815%	11/2/27	7,133	6,889
Ford Motor Credit Co. LLC	5.113%	5/3/29	12,350	12,688
General Motors Co.	4.875%	10/2/23	18,778	20,155
General Motors Co.	4.000%	4/1/25	5,381	5,602
General Motors Co.	4.200%	10/1/27	1,288	1,317
General Motors Co.	5.000%	10/1/28	8,433	9,136
General Motors Co.	5.000%	4/1/35	15,169	15,637
General Motors Co.	6.600%	4/1/36	12,842	15,114
General Motors Co.	5.150%	4/1/38	7,783	7,971
General Motors Co.	6.250%	10/2/43	17,143	19,164
General Motors Co.	5.200%	4/1/45	17,012	17,067
General Motors Co.	6.750%	4/1/46	13,368	15,659
General Motors Co.	5.400%	4/1/48	15,246	15,692
General Motors Co.	5.950%	4/1/49	8,629	9,548
General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	16,017
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,881
General Motors Financial Co. Inc.	3.200%	7/6/21	11,731	11,873
General Motors Financial Co. Inc.	4.375%	9/25/21	6,900	7,145
General Motors Financial Co. Inc.	4.200%	11/6/21	4,800	4,963
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,537
General Motors Financial Co. Inc.	3.450%	4/10/22	15,710	16,068
General Motors Financial Co. Inc.	3.150%	6/30/22	8,815	8,977
General Motors Financial Co. Inc.	3.550%	7/8/22	6,350	6,533
General Motors Financial Co. Inc.	3.250%	1/5/23	3,895	3,972
General Motors Financial Co. Inc.	3.700%	5/9/23	13,060	13,464
General Motors Financial Co. Inc.	4.250%	5/15/23	13,292	13,992
General Motors Financial Co. Inc.	4.150%	6/19/23	8,700	9,144
General Motors Financial Co. Inc.	5.100%	1/17/24	16,650	18,067
General Motors Financial Co. Inc.	3.950%	4/13/24	14,911	15,585
General Motors Financial Co. Inc.	3.500%	11/7/24	18,702	19,244
General Motors Financial Co. Inc.	4.000%	1/15/25	11,201	11,770
General Motors Financial Co. Inc.	4.350%	4/9/25	10,565	11,304
General Motors Financial Co. Inc.	4.300%	7/13/25	10,334	11,026
General Motors Financial Co. Inc.	5.250%	3/1/26	9,925	11,004
General Motors Financial Co. Inc.	4.000%	10/6/26	10,971	11,472
General Motors Financial Co. Inc.	4.350%	1/17/27	19,380	20,403
General Motors Financial Co. Inc.	3.850%	1/5/28	7,550	7,671
General Motors Financial Co. Inc.	5.650%	1/17/29	8,225	9,331
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,000	1,018
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,700	6,195
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,275	11,202
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	10,020	10,952
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	1,050	1,186
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	3,975	4,428

74

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	7,800	7,941
Harley-Davidson Inc.	3.500%	7/28/25	9,360	9,702
Harley-Davidson Inc.	4.625%	7/28/45	7,540	7,751
Harman International Industries Inc.	4.150%	5/15/25	4,325	4,599
Home Depot Inc.	2.000%	4/1/21	12,534	12,565
Home Depot Inc.	4.400%	4/1/21	35,273	36,170
Home Depot Inc.	3.250%	3/1/22	5,565	5,747
Home Depot Inc.	2.625%	6/1/22	18,610	18,977
Home Depot Inc.	2.700%	4/1/23	5,130	5,253
Home Depot Inc.	3.750%	2/15/24	12,323	13,168
Home Depot Inc.	3.350%	9/15/25	5,665	6,050
Home Depot Inc.	3.000%	4/1/26	15,275	15,948
Home Depot Inc.	2.125%	9/15/26	12,675	12,639
Home Depot Inc.	2.800%	9/14/27	14,600	15,132
Home Depot Inc.	3.900%	12/6/28	6,500	7,252
Home Depot Inc.	2.950%	6/15/29	13,800	14,331
Home Depot Inc.	5.875%	12/16/36	33,228	45,739
Home Depot Inc.	5.400%	9/15/40	7,373	9,653
Home Depot Inc.	5.950%	4/1/41	12,878	18,100
Home Depot Inc.	4.200%	4/1/43	19,227	22,333
Home Depot Inc.	4.875%	2/15/44	10,693	13,537
Home Depot Inc.	4.400%	3/15/45	9,911	11,798
Home Depot Inc.	4.250%	4/1/46	13,943	16,425
Home Depot Inc.	3.900%	6/15/47	10,100	11,382
Home Depot Inc.	4.500%	12/6/48	10,930	13,463
Home Depot Inc.	3.500%	9/15/56	12,931	13,541
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,405
Hyatt Hotels Corp.	3.375%	7/15/23	3,601	3,699
Hyatt Hotels Corp.	4.850%	3/15/26	1,275	1,411
Hyatt Hotels Corp.	4.375%	9/15/28	7,005	7,603
IHS Markit Ltd.	3.625%	5/1/24	5,170	5,364
IHS Markit Ltd.	4.750%	8/1/28	8,735	9,718
IHS Markit Ltd.	4.250%	5/1/29	7,395	7,968
JD.com Inc.	3.875%	4/29/26	5,420	5,617
Kohl's Corp.	3.250%	2/1/23	1,108	1,127
Kohl's Corp.	4.750%	12/15/23	584	622
Kohl's Corp.	4.250%	7/17/25	6,240	6,636
Kohl's Corp.	5.550%	7/17/45	5,465	5,566
Las Vegas Sands Corp.	3.200%	8/8/24	6,250	6,447
Las Vegas Sands Corp.	2.900%	6/25/25	7,500	7,575
Las Vegas Sands Corp.	3.500%	8/18/26	5,400	5,552
Las Vegas Sands Corp.	3.900%	8/8/29	4,050	4,225
Lear Corp.	5.250%	1/15/25	7,062	7,269
Lear Corp.	3.800%	9/15/27	4,825	4,878
Lear Corp.	4.250%	5/15/29	7,950	8,195
Lear Corp.	5.250%	5/15/49	8,030	8,344
Lowe's Cos. Inc.	3.750%	4/15/21	2,097	2,133
Lowe's Cos. Inc.	3.800%	11/15/21	2,300	2,367
Lowe's Cos. Inc.	3.120%	4/15/22	8,893	9,102
Lowe's Cos. Inc.	3.875%	9/15/23	14,594	15,445
Lowe's Cos. Inc.	3.125%	9/15/24	15,508	16,106
Lowe's Cos. Inc.	3.375%	9/15/25	15,075	15,842
Lowe's Cos. Inc.	2.500%	4/15/26	18,062	18,187
Lowe's Cos. Inc.	3.100%	5/3/27	18,303	18,893
Lowe's Cos. Inc.	6.500%	3/15/29	1,214	1,540
Lowe's Cos. Inc.	3.650%	4/5/29	15,200	16,227
Lowe's Cos. Inc.	4.650%	4/15/42	9,174	10,438
Lowe's Cos. Inc.	4.250%	9/15/44	3,855	4,156
Lowe's Cos. Inc.	4.375%	9/15/45	10,795	11,809
Lowe's Cos. Inc.	3.700%	4/15/46	16,236	16,502
Lowe's Cos. Inc.	4.050%	5/3/47	18,150	19,571
Lowe's Cos. Inc.	4.550%	4/5/49	12,000	14,002
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,535	2,557
Macy's Retail Holdings Inc.	3.875%	1/15/22	623	635

75

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Macy's Retail Holdings Inc.	2.875%	2/15/23	13,725	13,663
Macy's Retail Holdings Inc.	3.625%	6/1/24	5,475	5,523
Macy's Retail Holdings Inc.	4.500%	12/15/34	4,559	4,327
Magna International Inc.	3.625%	6/15/24	13,927	14,631
Magna International Inc.	4.150%	10/1/25	1,708	1,836
Marriott International Inc.	2.875%	3/1/21	5,125	5,175
Marriott International Inc.	3.125%	10/15/21	4,202	4,269
Marriott International Inc.	2.300%	1/15/22	4,850	4,869
Marriott International Inc.	3.250%	9/15/22	4,500	4,618
Marriott International Inc.	2.125%	10/3/22	5,800	5,798
Marriott International Inc.	3.600%	4/15/24	2,900	3,047
Marriott International Inc.	3.750%	3/15/25	5,005	5,284
Marriott International Inc.	3.750%	10/1/25	4,510	4,788
Marriott International Inc.	3.125%	6/15/26	7,639	7,904
Marriott International Inc.	4.000%	4/15/28	8,642	9,315
Mastercard Inc.	2.000%	11/21/21	6,200	6,230
Mastercard Inc.	3.375%	4/1/24	10,137	10,744
Mastercard Inc.	2.000%	3/3/25	16,080	15,991
Mastercard Inc.	2.950%	11/21/26	12,190	12,713
Mastercard Inc.	3.500%	2/26/28	5,545	5,999
Mastercard Inc.	2.950%	6/1/29	12,000	12,509
Mastercard Inc.	3.800%	11/21/46	5,988	6,704
Mastercard Inc.	3.950%	2/26/48	6,840	7,890
Mastercard Inc.	3.650%	6/1/49	14,900	16,421
McDonald's Corp.	2.750%	12/9/20	10,406	10,472
McDonald's Corp.	3.625%	5/20/21	3,332	3,407
McDonald's Corp.	2.625%	1/15/22	16,462	16,684
McDonald's Corp.	3.350%	4/1/23	13,835	14,405
McDonald's Corp.	3.250%	6/10/24	2,735	2,864
McDonald's Corp.	3.375%	5/26/25	14,540	15,346
McDonald's Corp.	3.700%	1/30/26	18,474	19,824
McDonald's Corp.	3.500%	3/1/27	12,414	13,226
McDonald's Corp.	3.800%	4/1/28	22,200	24,077
McDonald's Corp.	2.625%	9/1/29	11,350	11,322
McDonald's Corp.	4.700%	12/9/35	11,607	13,794
McDonald's Corp.	6.300%	10/15/37	4,413	5,991
McDonald's Corp.	6.300%	3/1/38	11,731	15,962
McDonald's Corp.	5.700%	2/1/39	11,152	14,170
McDonald's Corp.	3.700%	2/15/42	7,379	7,523
McDonald's Corp.	3.625%	5/1/43	5,608	5,616
McDonald's Corp.	4.600%	5/26/45	7,296	8,366
McDonald's Corp.	4.875%	12/9/45	20,405	24,609
McDonald's Corp.	4.450%	3/1/47	9,117	10,447
McDonald's Corp.	4.450%	9/1/48	8,570	9,761
McDonald's Corp.	3.625%	9/1/49	11,655	11,829
NIKE Inc.	2.250%	5/1/23	2,240	2,277
NIKE Inc.	2.375%	11/1/26	18,230	18,527
NIKE Inc.	3.625%	5/1/43	8,079	8,807
NIKE Inc.	3.875%	11/1/45	14,504	16,502
NIKE Inc.	3.375%	11/1/46	8,120	8,562
Nordstrom Inc.	4.000%	10/15/21	9,606	9,855
Nordstrom Inc.	4.000%	3/15/27	4,290	4,446
Nordstrom Inc.	6.950%	3/15/28	760	918
Nordstrom Inc.	4.375%	4/1/30	4,500	4,584
Nordstrom Inc.	5.000%	1/15/44	10,622	10,305
NVR Inc.	3.950%	9/15/22	8,836	9,209
O'Reilly Automotive Inc.	4.875%	1/14/21	950	971
O'Reilly Automotive Inc.	4.625%	9/15/21	2,068	2,142
O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,090
O'Reilly Automotive Inc.	3.850%	6/15/23	7,425	7,761
O'Reilly Automotive Inc.	3.550%	3/15/26	3,398	3,576
O'Reilly Automotive Inc.	3.600%	9/1/27	17,644	18,838
O'Reilly Automotive Inc.	4.350%	6/1/28	2,000	2,227
PACCAR Financial Corp.	2.050%	11/13/20	5,420	5,426

76

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PACCAR Financial Corp.	2.250%	2/25/21	3,000	3,012
PACCAR Financial Corp.	2.800%	3/1/21	4,050	4,094
PACCAR Financial Corp.	3.150%	8/9/21	1,745	1,780
PACCAR Financial Corp.	2.850%	3/1/22	3,140	3,205
PACCAR Financial Corp.	2.650%	5/10/22	6,050	6,162
PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,876
PACCAR Financial Corp.	2.000%	9/26/22	1,735	1,744
PACCAR Financial Corp.	3.400%	8/9/23	6,345	6,622
PACCAR Financial Corp.	2.150%	8/15/24	4,680	4,667
QVC Inc.	5.125%	7/2/22	4,306	4,535
QVC Inc.	4.375%	3/15/23	5,103	5,258
QVC Inc.	4.850%	4/1/24	7,558	7,934
QVC Inc.	4.450%	2/15/25	2,702	2,789
QVC Inc.	5.450%	8/15/34	7,309	6,982
QVC Inc.	5.950%	3/15/43	4,423	4,199
Ralph Lauren Corp.	3.750%	9/15/25	4,700	5,050
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	5,016
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,513	8,800
Sands China Ltd.	4.600%	8/8/23	19,445	20,442
Sands China Ltd.	5.125%	8/8/25	19,175	21,116
Sands China Ltd.	5.400%	8/8/28	20,375	22,922
Starbucks Corp.	2.100%	2/4/21	8,203	8,214
Starbucks Corp.	2.700%	6/15/22	4,075	4,152
Starbucks Corp.	3.100%	3/1/23	14,710	15,177
Starbucks Corp.	3.850%	10/1/23	7,520	7,966
Starbucks Corp.	3.800%	8/15/25	24,425	26,305
Starbucks Corp.	2.450%	6/15/26	11,586	11,698
Starbucks Corp.	3.500%	3/1/28	7,185	7,672
Starbucks Corp.	4.000%	11/15/28	7,725	8,547
Starbucks Corp.	3.550%	8/15/29	150	163
Starbucks Corp.	4.300%	6/15/45	4,131	4,568
Starbucks Corp.	3.750%	12/1/47	8,325	8,526
Starbucks Corp.	4.500%	11/15/48	10,727	12,315
Starbucks Corp.	4.450%	8/15/49	500	576
Tapestry Inc.	3.000%	7/15/22	3,764	3,811
Tapestry Inc.	4.250%	4/1/25	5,554	5,848
Tapestry Inc.	4.125%	7/15/27	8,540	8,695
Target Corp.	2.900%	1/15/22	13,417	13,726
Target Corp.	3.500%	7/1/24	15,242	16,322
Target Corp.	2.500%	4/15/26	10,568	10,811
Target Corp.	3.375%	4/15/29	11,525	12,505
Target Corp.	6.350%	11/1/32	5,291	7,395
Target Corp.	6.500%	10/15/37	5,137	7,601
Target Corp.	7.000%	1/15/38	5,545	8,609
Target Corp.	4.000%	7/1/42	21,677	24,802
Target Corp.	3.625%	4/15/46	11,175	12,216
Target Corp.	3.900%	11/15/47	5,625	6,455
TJX Cos. Inc.	2.750%	6/15/21	12,850	13,009
TJX Cos. Inc.	2.500%	5/15/23	10,068	10,258
TJX Cos. Inc.	2.250%	9/15/26	19,685	19,684
Toyota Motor Corp.	3.183%	7/20/21	11,105	11,330
Toyota Motor Corp.	2.157%	7/2/22	6,825	6,878
Toyota Motor Corp.	3.419%	7/20/23	13,875	14,543
Toyota Motor Corp.	2.358%	7/2/24	8,250	8,382
Toyota Motor Corp.	3.669%	7/20/28	5,900	6,481
Toyota Motor Corp.	2.760%	7/2/29	10,000	10,298
Toyota Motor Credit Corp.	3.050%	1/8/21	1,075	1,087
Toyota Motor Credit Corp.	4.250%	1/11/21	2,685	2,749
Toyota Motor Credit Corp.	1.900%	4/8/21	12,465	12,475
Toyota Motor Credit Corp.	2.950%	4/13/21	18,030	18,288
Toyota Motor Credit Corp.	2.750%	5/17/21	9,366	9,475
Toyota Motor Credit Corp.	3.400%	9/15/21	16,096	16,498
Toyota Motor Credit Corp.	1.800%	10/7/21	3,000	2,997
Toyota Motor Credit Corp.	2.600%	1/11/22	12,250	12,433

77

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Toyota Motor Credit Corp.	3.300%	1/12/22	17,136	17,612
Toyota Motor Credit Corp.	2.650%	4/12/22	15,100	15,346
Toyota Motor Credit Corp.	2.800%	7/13/22	3,883	3,970
Toyota Motor Credit Corp.	2.150%	9/8/22	16,385	16,512
Toyota Motor Credit Corp.	2.625%	1/10/23	9,305	9,485
Toyota Motor Credit Corp.	2.700%	1/11/23	8,290	8,458
Toyota Motor Credit Corp.	2.250%	10/18/23	5,803	5,849
Toyota Motor Credit Corp.	2.900%	4/17/24	11,700	12,104
Toyota Motor Credit Corp.	3.400%	4/14/25	12,715	13,523
Toyota Motor Credit Corp.	3.200%	1/11/27	9,105	9,625
Toyota Motor Credit Corp.	3.050%	1/11/28	11,951	12,535
Toyota Motor Credit Corp.	3.650%	1/8/29	4,870	5,354
VF Corp.	3.500%	9/1/21	5,550	5,675
VF Corp.	6.450%	11/1/37	5,194	7,217
Visa Inc.	2.200%	12/14/20	30,685	30,796
Visa Inc.	2.150%	9/15/22	6,009	6,074
Visa Inc.	2.800%	12/14/22	32,242	33,128
Visa Inc.	3.150%	12/14/25	65,357	69,005
Visa Inc.	2.750%	9/15/27	14,268	14,885
Visa Inc.	4.150%	12/14/35	20,427	24,078
Visa Inc.	4.300%	12/14/45	37,085	45,666
Visa Inc.	3.650%	9/15/47	7,700	8,634
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	15,151
Walgreen Co.	3.100%	9/15/22	12,647	12,898
Walgreen Co.	4.400%	9/15/42	8,399	8,338
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,535	12,769
Walgreens Boots Alliance Inc.	3.800%	11/18/24	20,266	21,086
Walgreens Boots Alliance Inc.	3.450%	6/1/26	20,555	20,860
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,370	3,469
Walgreens Boots Alliance Inc.	4.800%	11/18/44	15,574	15,847
Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,681	6,696
Walmart Inc.	1.900%	12/15/20	33,107	33,150
Walmart Inc.	3.125%	6/23/21	12,150	12,400
Walmart Inc.	2.350%	12/15/22	27,712	28,181
Walmart Inc.	2.550%	4/11/23	24,210	24,700
Walmart Inc.	3.400%	6/26/23	12,750	13,388
Walmart Inc.	3.300%	4/22/24	22,273	23,383
Walmart Inc.	2.850%	7/8/24	8,450	8,743
Walmart Inc.	2.650%	12/15/24	18,905	19,483
Walmart Inc.	3.550%	6/26/25	23,175	24,797
Walmart Inc.	3.050%	7/8/26	14,500	15,227
Walmart Inc.	5.875%	4/5/27	13,915	17,135
Walmart Inc.	3.700%	6/26/28	25,155	27,693
Walmart Inc.	3.250%	7/8/29	11,500	12,330
Walmart Inc.	2.375%	9/24/29	6,550	6,557
Walmart Inc.	7.550%	2/15/30	6,755	9,777
Walmart Inc.	5.250%	9/1/35	20,867	27,357
Walmart Inc.	6.200%	4/15/38	9,629	14,020
Walmart Inc.	3.950%	6/28/38	10,548	12,248
Walmart Inc.	5.625%	4/1/40	7,070	9,810
Walmart Inc.	4.875%	7/8/40	6,215	7,861
Walmart Inc.	5.000%	10/25/40	3,315	4,314
Walmart Inc.	5.625%	4/15/41	6,542	9,324
Walmart Inc.	4.000%	4/11/43	12,897	14,843
Walmart Inc.	4.300%	4/22/44	7,303	8,727
Walmart Inc.	3.625%	12/15/47	7,065	7,820
Walmart Inc.	4.050%	6/29/48	28,075	33,059
Walmart Inc.	2.950%	9/24/49	7,645	7,484
Western Union Co.	3.600%	3/15/22	12,100	12,485
Western Union Co.	2.850%	1/10/25	5,700	5,716
Western Union Co.	6.200%	11/17/36	5,508	6,246
Western Union Co.	6.200%	6/21/40	3,400	3,748

78

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumer Noncyclical (4.4%)
	Abbott Laboratories	2.550%	3/15/22	8,950	9,095
	Abbott Laboratories	3.400%	11/30/23	22,043	23,150
	Abbott Laboratories	2.950%	3/15/25	7,835	8,125
	Abbott Laboratories	3.875%	9/15/25	6,245	6,798
	Abbott Laboratories	3.750%	11/30/26	22,152	24,173
	Abbott Laboratories	4.750%	11/30/36	27,975	34,859
	Abbott Laboratories	6.150%	11/30/37	6,141	8,601
	Abbott Laboratories	6.000%	4/1/39	2,050	2,916
	Abbott Laboratories	5.300%	5/27/40	3,564	4,651
	Abbott Laboratories	4.750%	4/15/43	8,775	11,022
	Abbott Laboratories	4.900%	11/30/46	37,410	48,846
	AbbVie Inc.	2.300%	5/14/21	22,736	22,803
	AbbVie Inc.	3.375%	11/14/21	10,000	10,248
[7]	AbbVie Inc.	2.150%	11/19/21	10,000	10,026
	AbbVie Inc.	2.900%	11/6/22	33,000	33,654
	AbbVie Inc.	3.200%	11/6/22	22,892	23,534
[7]	AbbVie Inc.	2.300%	11/21/22	33,475	33,600
	AbbVie Inc.	2.850%	5/14/23	15,825	16,128
	AbbVie Inc.	3.750%	11/14/23	14,000	14,727
[7]	AbbVie Inc.	2.600%	11/21/24	39,915	40,185
	AbbVie Inc.	3.600%	5/14/25	42,918	45,297
	AbbVie Inc.	3.200%	5/14/26	22,242	23,005
[7]	AbbVie Inc.	2.950%	11/21/26	43,280	43,882
	AbbVie Inc.	4.250%	11/14/28	18,725	20,698
[7]	AbbVie Inc.	3.200%	11/21/29	63,790	64,941
	AbbVie Inc.	4.500%	5/14/35	29,418	33,068
	AbbVie Inc.	4.300%	5/14/36	14,206	15,592
[7]	AbbVie Inc.	4.050%	11/21/39	43,600	45,555
	AbbVie Inc.	4.400%	11/6/42	29,816	32,145
	AbbVie Inc.	4.700%	5/14/45	33,942	37,889
	AbbVie Inc.	4.450%	5/14/46	26,422	28,443
	AbbVie Inc.	4.875%	11/14/48	19,725	22,647
[7]	AbbVie Inc.	4.250%	11/21/49	60,470	63,656
	Actavis Inc.	3.250%	10/1/22	22,592	23,086
	Adventist Health System	2.952%	3/1/29	6,875	6,784
	Adventist Health System	3.630%	3/1/49	4,750	4,624
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	2,949
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	5,603
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	4,715	4,699
	Agilent Technologies Inc.	3.200%	10/1/22	6,175	6,317
	Agilent Technologies Inc.	3.875%	7/15/23	7,106	7,448
	Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,888
	Ahold Finance USA LLC	6.875%	5/1/29	1,005	1,305
	AHS Hospital Corp.	5.024%	7/1/45	4,650	5,764
	Allergan Finance LLC	4.625%	10/1/42	9,274	9,651
	Allergan Funding SCS	3.450%	3/15/22	27,059	27,679
	Allergan Funding SCS	3.850%	6/15/24	13,471	14,113
	Allergan Funding SCS	3.800%	3/15/25	33,969	35,584
	Allergan Funding SCS	4.550%	3/15/35	17,490	18,573
	Allergan Funding SCS	4.850%	6/15/44	14,989	16,643
	Allergan Funding SCS	4.750%	3/15/45	5,365	5,831
	Allergan Inc.	2.800%	3/15/23	9,290	9,357
	Allina Health System	3.887%	4/15/49	4,725	5,028
	Altria Group Inc.	4.750%	5/5/21	10,697	11,067
	Altria Group Inc.	3.490%	2/14/22	12,150	12,500
	Altria Group Inc.	2.850%	8/9/22	15,220	15,499
	Altria Group Inc.	2.950%	5/2/23	12,540	12,680
	Altria Group Inc.	4.000%	1/31/24	14,955	15,841
	Altria Group Inc.	3.800%	2/14/24	9,407	9,889
	Altria Group Inc.	4.400%	2/14/26	17,305	18,793
	Altria Group Inc.	2.625%	9/16/26	4,285	4,234
	Altria Group Inc.	4.800%	2/14/29	30,095	33,418

79

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Altria Group Inc.	5.800%	2/14/39	30,400	35,548
Altria Group Inc.	4.250%	8/9/42	9,799	9,745
Altria Group Inc.	4.500%	5/2/43	11,067	11,234
Altria Group Inc.	5.375%	1/31/44	20,057	22,586
Altria Group Inc.	3.875%	9/16/46	10,320	9,584
Altria Group Inc.	5.950%	2/14/49	26,950	32,584
Altria Group Inc.	6.200%	2/14/59	6,183	7,308
AmerisourceBergen Corp.	3.500%	11/15/21	8,597	8,804
AmerisourceBergen Corp.	3.400%	5/15/24	6,762	7,008
AmerisourceBergen Corp.	3.250%	3/1/25	5,205	5,379
AmerisourceBergen Corp.	3.450%	12/15/27	9,350	9,695
AmerisourceBergen Corp.	4.250%	3/1/45	1,485	1,508
AmerisourceBergen Corp.	4.300%	12/15/47	12,940	13,266
Amgen Inc.	4.100%	6/15/21	13,330	13,669
Amgen Inc.	1.850%	8/19/21	8,341	8,325
Amgen Inc.	3.875%	11/15/21	8,830	9,108
Amgen Inc.	2.700%	5/1/22	6,522	6,608
Amgen Inc.	2.650%	5/11/22	16,011	16,241
Amgen Inc.	3.625%	5/15/22	17,254	17,843
Amgen Inc.	2.250%	8/19/23	15,000	15,128
Amgen Inc.	3.625%	5/22/24	20,855	22,014
Amgen Inc.	3.125%	5/1/25	11,672	12,184
Amgen Inc.	2.600%	8/19/26	24,312	24,568
Amgen Inc.	3.200%	11/2/27	9,290	9,737
Amgen Inc.	4.950%	10/1/41	11,363	13,494
Amgen Inc.	5.150%	11/15/41	7,290	8,817
Amgen Inc.	4.400%	5/1/45	30,237	33,892
Amgen Inc.	4.563%	6/15/48	19,991	23,062
Amgen Inc.	4.663%	6/15/51	42,483	49,953
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev World wide Inc.	4.900%	2/1/46	151,334	179,201
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	47,434	50,496
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	76,328	88,024
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	11,685	11,880
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	31,750	32,847
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	9,936	10,529
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	9,405	10,046
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,450	3,980
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	16,219	17,107
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	10,916	12,295
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,410	9,918
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,847	2,912
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	5,165	5,253
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	8,125	8,558
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	27,035	29,411
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	33,354	36,625
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	56,145	65,019
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	21,635	25,745
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,135	20,335
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,518	5,512
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	5,425	6,821
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	20,286	23,908
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,992	21,249
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	25,530	29,013
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	24,891	27,813
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	43,983	57,009
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	17,300	20,195
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	12,075	16,457
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,758	5,925
Archer-Daniels-Midland Co.	3.375%	3/15/22	7,000	7,203
Archer-Daniels-Midland Co.	2.500%	8/11/26	12,567	12,758
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	4,324

80

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,354
	Archer-Daniels-Midland Co.	4.535%	3/26/42	11,000	13,051
	Archer-Daniels-Midland Co.	4.016%	4/16/43	7,769	8,604
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,375	6,942
	Archer-Daniels-Midland Co.	4.500%	3/15/49	6,725	8,204
	Ascension Health	2.532%	11/15/29	6,544	6,460
	Ascension Health	3.106%	11/15/39	5,000	4,917
	Ascension Health	3.945%	11/15/46	5,285	5,842
[4]	Ascension Health	4.847%	11/15/53	7,500	9,443
	AstraZeneca plc	2.375%	6/12/22	10,125	10,206
	AstraZeneca plc	3.500%	8/17/23	11,425	11,939
	AstraZeneca plc	3.375%	11/16/25	24,935	26,421
	AstraZeneca plc	3.125%	6/12/27	8,705	9,055
	AstraZeneca plc	4.000%	1/17/29	12,250	13,582
	AstraZeneca plc	6.450%	9/15/37	25,694	35,971
	AstraZeneca plc	4.000%	9/18/42	14,086	15,536
	AstraZeneca plc	4.375%	11/16/45	13,134	15,378
	AstraZeneca plc	4.375%	8/17/48	8,555	10,180
	BAT Capital Corp.	2.764%	8/15/22	19,575	19,844
	BAT Capital Corp.	3.222%	8/15/24	28,700	29,317
	BAT Capital Corp.	2.789%	9/6/24	11,875	11,939
	BAT Capital Corp.	3.215%	9/6/26	12,650	12,712
	BAT Capital Corp.	3.557%	8/15/27	39,365	40,077
	BAT Capital Corp.	3.462%	9/6/29	6,150	6,231
	BAT Capital Corp.	4.390%	8/15/37	29,695	30,101
	BAT Capital Corp.	4.540%	8/15/47	18,200	18,196
	BAT Capital Corp.	4.758%	9/6/49	12,165	12,549
	Baxalta Inc.	3.600%	6/23/22	1,627	1,669
	Baxalta Inc.	4.000%	6/23/25	8,830	9,474
	Baxalta Inc.	5.250%	6/23/45	3,411	4,347
	Baxter International Inc.	1.700%	8/15/21	7,800	7,786
	Baxter International Inc.	2.600%	8/15/26	5,125	5,159
	Baxter International Inc.	3.500%	8/15/46	5,350	5,168
	Baylor Scott & White Holdings	4.185%	11/15/45	6,860	7,659
	Baylor Scott & White Holdings	3.967%	11/15/46	795	860
	Beam Suntory Inc.	3.250%	5/15/22	2,300	2,344
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,067
	Becton Dickinson & Co.	3.125%	11/8/21	12,608	12,848
	Becton Dickinson & Co.	2.894%	6/6/22	19,255	19,563
	Becton Dickinson & Co.	3.300%	3/1/23	4,700	4,786
	Becton Dickinson & Co.	3.875%	5/15/24	100	105
	Becton Dickinson & Co.	3.363%	6/6/24	19,815	20,595
	Becton Dickinson & Co.	3.734%	12/15/24	14,946	15,835
	Becton Dickinson & Co.	6.700%	12/1/26	3,450	4,122
	Becton Dickinson & Co.	3.700%	6/6/27	24,256	25,788
	Becton Dickinson & Co.	4.875%	5/15/44	1,428	1,642
	Becton Dickinson & Co.	4.685%	12/15/44	11,607	13,466
	Becton Dickinson & Co.	4.669%	6/6/47	17,000	20,122
	Bestfoods	7.250%	12/15/26	250	324
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,450	3,532
	Biogen Inc.	3.625%	9/15/22	12,379	12,879
	Biogen Inc.	4.050%	9/15/25	22,510	24,453
	Biogen Inc.	5.200%	9/15/45	20,275	24,383
	Boston Scientific Corp.	3.375%	5/15/22	4,047	4,177
	Boston Scientific Corp.	3.450%	3/1/24	5,600	5,854
	Boston Scientific Corp.	3.850%	5/15/25	6,471	6,938
	Boston Scientific Corp.	3.750%	3/1/26	6,505	6,966
	Boston Scientific Corp.	4.000%	3/1/29	9,708	10,716
	Boston Scientific Corp.	7.000%	11/15/35	6,095	8,508
	Boston Scientific Corp.	4.550%	3/1/39	8,945	10,493
	Boston Scientific Corp.	7.375%	1/15/40	1,415	2,156
	Boston Scientific Corp.	4.700%	3/1/49	12,320	14,910
[7]	Bristol-Myers Squibb Co.	2.875%	2/19/21	2,375	2,399
[7]	Bristol-Myers Squibb Co.	2.550%	5/14/21	14,100	14,238

81

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Bristol-Myers Squibb Co.	2.250%	8/15/21	4,355	4,380
[7]	Bristol-Myers Squibb Co.	2.600%	5/16/22	16,450	16,711
	Bristol-Myers Squibb Co.	2.000%	8/1/22	10,515	10,582
[7]	Bristol-Myers Squibb Co.	3.250%	8/15/22	13,300	13,708
[7]	Bristol-Myers Squibb Co.	3.550%	8/15/22	6,555	6,773
[7]	Bristol-Myers Squibb Co.	2.750%	2/15/23	7,550	7,670
[7]	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,355	7,557
	Bristol-Myers Squibb Co.	7.150%	6/15/23	400	466
[7]	Bristol-Myers Squibb Co.	4.000%	8/15/23	5,395	5,749
	Bristol-Myers Squibb Co.	3.250%	11/1/23	5,200	5,432
[7]	Bristol-Myers Squibb Co.	3.625%	5/15/24	17,418	18,331
[7]	Bristol-Myers Squibb Co.	2.900%	7/26/24	46,150	47,560
[7]	Bristol-Myers Squibb Co.	3.875%	8/15/25	31,693	34,226
[7]	Bristol-Myers Squibb Co.	3.200%	6/15/26	25,780	27,008
[7]	Bristol-Myers Squibb Co.	3.450%	11/15/27	8,687	9,238
[7]	Bristol-Myers Squibb Co.	3.900%	2/20/28	16,326	17,795
[7]	Bristol-Myers Squibb Co.	3.400%	7/26/29	48,830	52,163
[7]	Bristol-Myers Squibb Co.	4.125%	6/15/39	23,316	26,886
[7]	Bristol-Myers Squibb Co.	5.700%	10/15/40	4,725	6,284
	Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	7,063
[7]	Bristol-Myers Squibb Co.	5.250%	8/15/43	5,745	7,320
	Bristol-Myers Squibb Co.	4.500%	3/1/44	5,925	6,958
[7]	Bristol-Myers Squibb Co.	4.625%	5/15/44	9,939	11,957
[7]	Bristol-Myers Squibb Co.	5.000%	8/15/45	25,472	32,173
[7]	Bristol-Myers Squibb Co.	4.350%	11/15/47	17,133	20,381
[7]	Bristol-Myers Squibb Co.	4.550%	2/20/48	9,250	11,356
[7]	Bristol-Myers Squibb Co.	4.250%	10/26/49	42,685	50,308
	Brown-Forman Corp.	3.500%	4/15/25	4,310	4,591
	Brown-Forman Corp.	4.500%	7/15/45	5,778	7,103
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,250	10,394
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	7,000	7,351
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,315	6,290
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,000	7,194
	Campbell Soup Co.	3.300%	3/15/21	9,750	9,884
	Campbell Soup Co.	4.250%	4/15/21	1,641	1,693
	Campbell Soup Co.	2.500%	8/2/22	2,814	2,829
	Campbell Soup Co.	3.650%	3/15/23	12,990	13,529
	Campbell Soup Co.	3.950%	3/15/25	12,166	12,907
	Campbell Soup Co.	3.300%	3/19/25	7,225	7,427
	Campbell Soup Co.	4.150%	3/15/28	11,490	12,427
	Campbell Soup Co.	3.800%	8/2/42	3,628	3,551
	Campbell Soup Co.	4.800%	3/15/48	8,010	9,256
	Cardinal Health Inc.	4.625%	12/15/20	6,615	6,783
	Cardinal Health Inc.	2.616%	6/15/22	10,980	11,088
	Cardinal Health Inc.	3.200%	6/15/22	3,350	3,425
	Cardinal Health Inc.	3.200%	3/15/23	5,875	6,023
	Cardinal Health Inc.	3.079%	6/15/24	12,380	12,723
	Cardinal Health Inc.	3.500%	11/15/24	3,460	3,615
	Cardinal Health Inc.	3.750%	9/15/25	6,037	6,391
	Cardinal Health Inc.	3.410%	6/15/27	13,674	13,976
	Cardinal Health Inc.	4.600%	3/15/43	5,190	5,181
	Cardinal Health Inc.	4.500%	11/15/44	5,130	5,045
	Cardinal Health Inc.	4.900%	9/15/45	4,120	4,266
	Cardinal Health Inc.	4.368%	6/15/47	6,450	6,385
	Celgene Corp.	3.450%	11/15/27	275	293
	Children's Hospital Corp.	4.115%	1/1/47	2,300	2,612
	Children's Hospital Medical Center	4.268%	5/15/44	2,100	2,356
	CHRISTUS Health	4.341%	7/1/28	6,750	7,433
	Church & Dwight Co. Inc.	2.450%	8/1/22	2,080	2,099
	Church & Dwight Co. Inc.	3.150%	8/1/27	5,450	5,665
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	4,494
[7]	Cigna Corp.	3.300%	2/25/21	21,600	21,870
	Cigna Corp.	3.400%	9/17/21	15,090	15,429
[7]	Cigna Corp.	4.750%	11/15/21	18,173	19,050

82

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cigna Corp.	3.900%	2/15/22	18,968	19,578
[7]	Cigna Corp.	4.000%	2/15/22	7,915	8,158
[7]	Cigna Corp.	3.050%	11/30/22	9,990	10,164
[7]	Cigna Corp.	3.000%	7/15/23	23,667	23,995
	Cigna Corp.	3.750%	7/15/23	12,370	12,906
[7]	Cigna Corp.	3.500%	6/15/24	10,587	11,020
[7]	Cigna Corp.	3.250%	4/15/25	14,795	15,219
	Cigna Corp.	4.125%	11/15/25	15,032	16,266
[7]	Cigna Corp.	4.500%	2/25/26	22,734	24,602
[7]	Cigna Corp.	3.400%	3/1/27	21,740	22,494
[7]	Cigna Corp.	7.875%	5/15/27	985	1,277
[7]	Cigna Corp.	3.050%	10/15/27	16,670	16,740
	Cigna Corp.	4.375%	10/15/28	34,300	37,964
	Cigna Corp.	4.800%	8/15/38	17,730	20,403
[7]	Cigna Corp.	6.125%	11/15/41	5,175	6,526
[7]	Cigna Corp.	5.375%	2/15/42	633	724
[7]	Cigna Corp.	4.800%	7/15/46	19,955	22,963
[7]	Cigna Corp.	3.875%	10/15/47	9,650	9,691
	Cigna Corp.	4.900%	12/15/48	33,855	40,143
	City of Hope	5.623%	11/15/43	2,040	2,698
	City of Hope	4.378%	8/15/48	9,600	11,025
	Cleveland Clinic Foundation	4.858%	1/1/14	4,285	5,326
	Clorox Co.	3.800%	11/15/21	1,780	1,838
	Clorox Co.	3.050%	9/15/22	6,422	6,573
	Clorox Co.	3.500%	12/15/24	6,250	6,605
	Clorox Co.	3.100%	10/1/27	6,097	6,330
	Clorox Co.	3.900%	5/15/28	6,400	7,021
	Coca-Cola Co.	1.875%	10/27/20	20,175	20,171
	Coca-Cola Co.	1.550%	9/1/21	10,575	10,558
	Coca-Cola Co.	3.300%	9/1/21	7,827	8,014
	Coca-Cola Co.	2.200%	5/25/22	5,347	5,398
	Coca-Cola Co.	2.500%	4/1/23	3,524	3,596
	Coca-Cola Co.	3.200%	11/1/23	15,959	16,751
	Coca-Cola Co.	1.750%	9/6/24	9,500	9,467
	Coca-Cola Co.	2.875%	10/27/25	15,265	15,904
	Coca-Cola Co.	2.550%	6/1/26	9,400	9,617
	Coca-Cola Co.	2.250%	9/1/26	21,030	21,160
	Coca-Cola Co.	2.900%	5/25/27	3,000	3,140
	Coca-Cola Co.	2.125%	9/6/29	7,000	6,805
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	8,692
	Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,595
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	10,144
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	15,161
	Colgate-Palmolive Co.	2.450%	11/15/21	3,020	3,059
	Colgate-Palmolive Co.	2.300%	5/3/22	7,535	7,645
	Colgate-Palmolive Co.	2.250%	11/15/22	13,775	13,961
	Colgate-Palmolive Co.	1.950%	2/1/23	5,075	5,095
	Colgate-Palmolive Co.	2.100%	5/1/23	7,008	7,061
	Colgate-Palmolive Co.	3.250%	3/15/24	6,400	6,766
	Colgate-Palmolive Co.	4.000%	8/15/45	6,142	7,310
	Colgate-Palmolive Co.	3.700%	8/1/47	6,650	7,648
	CommonSpirit Health	2.950%	11/1/22	4,987	5,069
	CommonSpirit Health	2.760%	10/1/24	6,930	6,971
	CommonSpirit Health	3.347%	10/1/29	11,800	11,870
[4]	CommonSpirit Health	4.350%	11/1/42	10,750	11,040
	CommonSpirit Health	3.817%	10/1/49	3,000	2,914
	CommonSpirit Health	4.187%	10/1/49	11,560	11,528
	Conagra Brands Inc.	3.800%	10/22/21	11,950	12,313
	Conagra Brands Inc.	3.250%	9/15/22	9,012	9,216
	Conagra Brands Inc.	3.200%	1/25/23	8,728	8,991
	Conagra Brands Inc.	4.300%	5/1/24	13,125	14,096
	Conagra Brands Inc.	4.600%	11/1/25	8,340	9,188
	Conagra Brands Inc.	7.000%	10/1/28	1,070	1,324
	Conagra Brands Inc.	4.850%	11/1/28	16,195	18,484

83

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	8.250%	9/15/30	5,707	7,845
Conagra Brands Inc.	5.300%	11/1/38	12,275	14,554
Conagra Brands Inc.	5.400%	11/1/48	11,310	13,768
Constellation Brands Inc.	3.750%	5/1/21	5,380	5,494
Constellation Brands Inc.	2.700%	5/9/22	8,350	8,453
Constellation Brands Inc.	2.650%	11/7/22	10,100	10,235
Constellation Brands Inc.	3.200%	2/15/23	8,250	8,465
Constellation Brands Inc.	4.250%	5/1/23	18,540	19,639
Constellation Brands Inc.	4.750%	11/15/24	8,143	8,991
Constellation Brands Inc.	4.400%	11/15/25	5,720	6,233
Constellation Brands Inc.	4.750%	12/1/25	4,030	4,483
Constellation Brands Inc.	3.700%	12/6/26	7,840	8,323
Constellation Brands Inc.	3.500%	5/9/27	5,400	5,624
Constellation Brands Inc.	3.600%	2/15/28	11,000	11,553
Constellation Brands Inc.	3.150%	8/1/29	10,500	10,608
Constellation Brands Inc.	4.500%	5/9/47	5,250	5,638
Constellation Brands Inc.	4.100%	2/15/48	6,280	6,557
Constellation Brands Inc.	5.250%	11/15/48	5,525	6,706
Covidien International Finance SA	3.200%	6/15/22	18,070	18,504
Covidien International Finance SA	2.950%	6/15/23	2,000	2,048
CVS Health Corp.	3.350%	3/9/21	22,348	22,678
CVS Health Corp.	2.125%	6/1/21	20,075	20,081
CVS Health Corp.	3.500%	7/20/22	12,500	12,902
CVS Health Corp.	2.750%	12/1/22	16,430	16,688
CVS Health Corp.	4.750%	12/1/22	5,000	5,321
CVS Health Corp.	3.700%	3/9/23	66,817	69,536
CVS Health Corp.	4.000%	12/5/23	13,511	14,291
CVS Health Corp.	3.375%	8/12/24	15,450	16,083
CVS Health Corp.	2.625%	8/15/24	1,000	1,009
CVS Health Corp.	4.100%	3/25/25	54,910	58,852
CVS Health Corp.	3.875%	7/20/25	42,433	45,202
CVS Health Corp.	2.875%	6/1/26	24,725	25,069
CVS Health Corp.	3.000%	8/15/26	2,550	2,599
CVS Health Corp.	6.250%	6/1/27	1,000	1,204
CVS Health Corp.	4.300%	3/25/28	101,915	111,073
CVS Health Corp.	3.250%	8/15/29	24,215	24,579
CVS Health Corp.	4.875%	7/20/35	2,525	2,877
CVS Health Corp.	4.780%	3/25/38	58,792	66,470
CVS Health Corp.	6.125%	9/15/39	4,857	6,230
CVS Health Corp.	5.300%	12/5/43	14,770	17,507
CVS Health Corp.	5.125%	7/20/45	45,745	53,864
CVS Health Corp.	5.050%	3/25/48	91,151	107,795
Danaher Corp.	3.350%	9/15/25	6,050	6,420
Danaher Corp.	4.375%	9/15/45	4,198	4,934
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	5,088
Delhaize America LLC	9.000%	4/15/31	3,805	5,597
DH Europe Finance II Sarl	2.050%	11/15/22	11,000	10,988
DH Europe Finance II Sarl	2.200%	11/15/24	8,500	8,473
DH Europe Finance II Sarl	2.600%	11/15/29	9,045	9,006
DH Europe Finance II Sarl	3.250%	11/15/39	10,500	10,583
DH Europe Finance II Sarl	3.400%	11/15/49	10,275	10,501
Diageo Capital plc	2.625%	4/29/23	12,301	12,505
Diageo Capital plc	3.500%	9/18/23	270	283
Diageo Capital plc	2.125%	10/24/24	13,450	13,429
Diageo Capital plc	3.875%	5/18/28	3,500	3,818
Diageo Capital plc	2.375%	10/24/29	7,750	7,622
Diageo Capital plc	5.875%	9/30/36	2,872	3,907
Diageo Capital plc	3.875%	4/29/43	5,916	6,518
Diageo Investment Corp.	2.875%	5/11/22	16,825	17,143
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,170
Diageo Investment Corp.	4.250%	5/11/42	4,747	5,473
Dignity Health	3.125%	11/1/22	2,000	2,038
Dignity Health	3.812%	11/1/24	4,675	4,899
Dignity Health	4.500%	11/1/42	6,025	6,266

84

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dignity Health	5.267%	11/1/64	2,075	2,370
Duke University Health System Inc.	3.920%	6/1/47	6,005	6,689
Edwards Lifesciences Corp.	4.300%	6/15/28	5,025	5,569
Eli Lilly & Co.	2.350%	5/15/22	1,800	1,823
Eli Lilly & Co.	2.750%	6/1/25	6,901	7,110
Eli Lilly & Co.	3.375%	3/15/29	14,355	15,447
Eli Lilly & Co.	3.950%	3/15/49	21,650	24,930
Eli Lilly & Co.	4.150%	3/15/59	21,775	25,539
Estee Lauder Cos. Inc.	1.700%	5/10/21	6,195	6,181
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,525	7,959
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	4,411
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,443	6,453
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	8,868
Estee Lauder Cos. Inc.	3.125%	12/1/49	7,450	7,428
Flowers Foods Inc.	4.375%	4/1/22	3,637	3,788
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,388
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,175
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,065	4,526
General Mills Inc.	3.150%	12/15/21	17,453	17,823
General Mills Inc.	2.600%	10/12/22	6,505	6,598
General Mills Inc.	3.700%	10/17/23	17,700	18,641
General Mills Inc.	3.650%	2/15/24	5,250	5,516
General Mills Inc.	4.000%	4/17/25	700	757
General Mills Inc.	3.200%	2/10/27	10,655	11,176
General Mills Inc.	4.200%	4/17/28	19,566	21,760
General Mills Inc.	4.550%	4/17/38	7,500	8,705
General Mills Inc.	5.400%	6/15/40	4,625	5,680
General Mills Inc.	4.150%	2/15/43	5,577	5,989
General Mills Inc.	4.700%	4/17/48	5,475	6,518
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,338
Gilead Sciences Inc.	4.400%	12/1/21	22,305	23,255
Gilead Sciences Inc.	3.250%	9/1/22	8,375	8,652
Gilead Sciences Inc.	2.500%	9/1/23	15,367	15,597
Gilead Sciences Inc.	3.700%	4/1/24	31,165	33,084
Gilead Sciences Inc.	3.500%	2/1/25	19,929	21,140
Gilead Sciences Inc.	3.650%	3/1/26	32,125	34,533
Gilead Sciences Inc.	2.950%	3/1/27	14,119	14,643
Gilead Sciences Inc.	4.600%	9/1/35	11,179	13,366
Gilead Sciences Inc.	4.000%	9/1/36	8,162	9,056
Gilead Sciences Inc.	5.650%	12/1/41	11,328	14,869
Gilead Sciences Inc.	4.800%	4/1/44	19,309	23,091
Gilead Sciences Inc.	4.500%	2/1/45	19,374	22,362
Gilead Sciences Inc.	4.750%	3/1/46	26,195	31,287
Gilead Sciences Inc.	4.150%	3/1/47	21,402	23,674
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	10,745	10,998
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	15,600	16,246
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	18,725	20,035
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	25,225	27,777
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	4,861	6,197
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	32,408	46,337
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,330	3,863
GlaxoSmithKline Capital plc	3.125%	5/14/21	23,000	23,367
GlaxoSmithKline Capital plc	2.850%	5/8/22	11,931	12,188
GlaxoSmithKline Capital plc	2.875%	6/1/22	21,100	21,550
GlaxoSmithKline Capital plc	3.000%	6/1/24	11,780	12,211
GlaxoSmithKline Capital plc	3.375%	6/1/29	11,250	12,037
Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	6,989
Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,587
Hasbro Inc.	3.150%	5/15/21	1,660	1,677
Hasbro Inc.	3.500%	9/15/27	4,300	4,286
Hasbro Inc.	3.900%	11/19/29	4,350	4,377
Hasbro Inc.	6.350%	3/15/40	4,626	5,404
Hasbro Inc.	5.100%	5/15/44	7,002	6,964
HCA Inc.	4.750%	5/1/23	15,190	16,253

85

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HCA Inc.	5.000%	3/15/24	24,539	26,778
HCA Inc.	5.250%	4/15/25	25,885	28,926
HCA Inc.	5.250%	6/15/26	17,285	19,359
HCA Inc.	4.500%	2/15/27	2,435	2,627
HCA Inc.	4.125%	6/15/29	25,082	26,587
HCA Inc.	5.125%	6/15/39	14,840	16,435
HCA Inc.	5.500%	6/15/47	17,760	20,513
HCA Inc.	5.250%	6/15/49	21,125	23,766
Hershey Co.	4.125%	12/1/20	6,295	6,421
Hershey Co.	3.100%	5/15/21	7,275	7,392
Hershey Co.	2.625%	5/1/23	7,400	7,530
Hershey Co.	3.375%	5/15/23	9,830	10,304
Hershey Co.	2.050%	11/15/24	1,150	1,149
Hershey Co.	3.200%	8/21/25	4,870	5,100
Hershey Co.	2.300%	8/15/26	8,575	8,647
Hershey Co.	2.450%	11/15/29	3,500	3,503
Hershey Co.	3.125%	11/15/49	9,000	8,871
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,775	7,603
Ingredion Inc.	3.200%	10/1/26	5,485	5,561
JM Smucker Co.	3.500%	10/15/21	7,425	7,613
JM Smucker Co.	3.000%	3/15/22	3,870	3,944
JM Smucker Co.	3.500%	3/15/25	10,375	10,881
JM Smucker Co.	3.375%	12/15/27	12,600	13,142
JM Smucker Co.	4.250%	3/15/35	5,800	6,291
JM Smucker Co.	4.375%	3/15/45	7,025	7,625
Johns Hopkins Health System Corp.	3.837%	5/15/46	4,875	5,327
Johnson & Johnson	1.950%	11/10/20	3,150	3,151
Johnson & Johnson	1.650%	3/1/21	18,757	18,714
Johnson & Johnson	2.450%	12/5/21	8,050	8,153
Johnson & Johnson	2.250%	3/3/22	12,593	12,726
Johnson & Johnson	2.050%	3/1/23	6,500	6,537
Johnson & Johnson	3.375%	12/5/23	8,400	8,906
Johnson & Johnson	2.625%	1/15/25	11,480	11,826
Johnson & Johnson	2.450%	3/1/26	24,401	24,777
Johnson & Johnson	2.950%	3/3/27	12,350	12,938
Johnson & Johnson	2.900%	1/15/28	16,718	17,434
Johnson & Johnson	6.950%	9/1/29	3,195	4,474
Johnson & Johnson	4.950%	5/15/33	7,655	9,557
Johnson & Johnson	4.375%	12/5/33	13,574	16,136
Johnson & Johnson	3.550%	3/1/36	11,865	12,989
Johnson & Johnson	3.625%	3/3/37	17,785	19,613
Johnson & Johnson	5.950%	8/15/37	10,800	15,362
Johnson & Johnson	3.400%	1/15/38	11,297	12,086
Johnson & Johnson	5.850%	7/15/38	4,692	6,638
Johnson & Johnson	4.500%	9/1/40	6,371	7,743
Johnson & Johnson	4.850%	5/15/41	1,315	1,674
Johnson & Johnson	4.500%	12/5/43	8,423	10,350
Johnson & Johnson	3.700%	3/1/46	18,268	20,610
Johnson & Johnson	3.750%	3/3/47	19,445	22,127
Johnson & Johnson	3.500%	1/15/48	12,078	13,041
Kaiser Foundation Hospitals	3.500%	4/1/22	3,490	3,605
Kaiser Foundation Hospitals	3.150%	5/1/27	6,352	6,618
Kaiser Foundation Hospitals	4.875%	4/1/42	8,325	10,202
Kaiser Foundation Hospitals	4.150%	5/1/47	14,191	16,179
Kaiser Foundation Hospitals	3.266%	11/1/49	9,410	9,440
Kellogg Co.	4.000%	12/15/20	2,029	2,064
Kellogg Co.	2.650%	12/1/23	10,583	10,776
Kellogg Co.	3.250%	4/1/26	9,675	10,041
Kellogg Co.	3.400%	11/15/27	11,100	11,607
Kellogg Co.	4.300%	5/15/28	3,600	4,013
Kellogg Co.	7.450%	4/1/31	750	1,051
Kellogg Co.	4.500%	4/1/46	12,550	13,976
Keurig Dr Pepper Inc.	3.551%	5/25/21	12,200	12,450
Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	4,108

86

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	4.057%	5/25/23	16,125	16,997
	Keurig Dr Pepper Inc.	3.130%	12/15/23	5,450	5,596
	Keurig Dr Pepper Inc.	4.417%	5/25/25	9,925	10,832
	Keurig Dr Pepper Inc.	3.400%	11/15/25	7,400	7,676
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,624	5,590
	Keurig Dr Pepper Inc.	3.430%	6/15/27	7,250	7,569
	Keurig Dr Pepper Inc.	4.597%	5/25/28	22,030	24,737
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	927
	Keurig Dr Pepper Inc.	4.985%	5/25/38	5,275	6,218
	Keurig Dr Pepper Inc.	4.500%	11/15/45	16,636	18,152
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,885	2,034
	Kimberly-Clark Corp.	3.875%	3/1/21	575	587
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,987
	Kimberly-Clark Corp.	2.400%	6/1/23	5,643	5,756
	Kimberly-Clark Corp.	3.050%	8/15/25	4,530	4,754
	Kimberly-Clark Corp.	2.750%	2/15/26	7,135	7,315
	Kimberly-Clark Corp.	3.950%	11/1/28	3,700	4,123
	Kimberly-Clark Corp.	3.200%	4/25/29	4,330	4,612
	Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,319
	Kimberly-Clark Corp.	5.300%	3/1/41	8,543	11,231
	Kimberly-Clark Corp.	3.700%	6/1/43	3,129	3,239
	Kimberly-Clark Corp.	3.200%	7/30/46	6,890	6,948
	Kimberly-Clark Corp.	3.900%	5/4/47	3,705	4,140
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,419	2,953
	Koninklijke Philips NV	6.875%	3/11/38	4,980	6,978
	Koninklijke Philips NV	5.000%	3/15/42	10,699	12,794
	Kraft Foods Group Inc.	6.875%	1/26/39	10,604	13,258
	Kraft Foods Group Inc.	6.500%	2/9/40	7,185	8,707
	Kraft Foods Group Inc.	5.000%	6/4/42	20,579	22,022
	Kraft Heinz Foods Co.	3.375%	6/15/21	4,000	4,061
	Kraft Heinz Foods Co.	3.500%	7/15/22	11,560	11,906
	Kraft Heinz Foods Co.	4.000%	6/15/23	18,679	19,630
	Kraft Heinz Foods Co.	3.950%	7/15/25	23,670	25,028
	Kraft Heinz Foods Co.	3.000%	6/1/26	25,075	25,059
	Kraft Heinz Foods Co.	4.625%	1/30/29	12,650	13,832
[7]	Kraft Heinz Foods Co.	3.750%	4/1/30	11,150	11,456
	Kraft Heinz Foods Co.	5.000%	7/15/35	11,150	12,385
[7]	Kraft Heinz Foods Co.	4.625%	10/1/39	5,525	5,732
	Kraft Heinz Foods Co.	5.200%	7/15/45	24,342	26,284
	Kraft Heinz Foods Co.	4.375%	6/1/46	34,317	33,783
[7]	Kraft Heinz Foods Co.	4.875%	10/1/49	16,515	17,196
	Kroger Co.	3.300%	1/15/21	4,607	4,656
	Kroger Co.	2.600%	2/1/21	4,693	4,720
	Kroger Co.	2.950%	11/1/21	7,384	7,494
	Kroger Co.	3.400%	4/15/22	3,683	3,787
	Kroger Co.	2.800%	8/1/22	2,375	2,419
	Kroger Co.	3.850%	8/1/23	7,090	7,480
	Kroger Co.	4.000%	2/1/24	5,186	5,505
	Kroger Co.	3.500%	2/1/26	4,800	5,024
	Kroger Co.	2.650%	10/15/26	12,900	12,915
	Kroger Co.	3.700%	8/1/27	5,200	5,541
	Kroger Co.	4.500%	1/15/29	1,275	1,431
	Kroger Co.	7.700%	6/1/29	5,250	7,010
	Kroger Co.	8.000%	9/15/29	4,085	5,595
	Kroger Co.	7.500%	4/1/31	4,820	6,627
	Kroger Co.	6.900%	4/15/38	5,519	7,374
	Kroger Co.	5.400%	7/15/40	3,937	4,550
	Kroger Co.	5.000%	4/15/42	5,075	5,634
	Kroger Co.	5.150%	8/1/43	2,255	2,533
	Kroger Co.	3.875%	10/15/46	5,965	5,809
	Kroger Co.	4.450%	2/1/47	11,289	11,953
	Kroger Co.	4.650%	1/15/48	9,015	9,815
	Kroger Co.	5.400%	1/15/49	225	273
	Laboratory Corp. of America Holdings	3.200%	2/1/22	7,330	7,482

87

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,585	1,643
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	2,949
	Laboratory Corp. of America Holdings	3.250%	9/1/24	9,315	9,671
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,650	5,623
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,557	13,208
	Laboratory Corp. of America Holdings	3.600%	9/1/27	6,600	6,952
	Laboratory Corp. of America Holdings	2.950%	12/1/29	7,425	7,437
	Laboratory Corp. of America Holdings	4.700%	2/1/45	11,945	13,390
[4]	Mayo Clinic	3.774%	11/15/43	6,102	6,560
[4]	Mayo Clinic	4.000%	11/15/47	3,275	3,639
[4]	Mayo Clinic	4.128%	11/15/52	1,975	2,218
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,097
	McCormick & Co. Inc.	2.700%	8/15/22	1,330	1,351
	McCormick & Co. Inc.	3.150%	8/15/24	10,483	10,867
	McCormick & Co. Inc.	3.400%	8/15/27	9,869	10,275
	McCormick & Co. Inc.	4.200%	8/15/47	3,467	3,790
	McKesson Corp.	2.700%	12/15/22	5,800	5,867
	McKesson Corp.	2.850%	3/15/23	250	254
	McKesson Corp.	3.796%	3/15/24	12,080	12,698
	McKesson Corp.	3.950%	2/16/28	7,607	8,046
	McKesson Corp.	4.750%	5/30/29	2,300	2,578
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,794	5,845
	Mead Johnson Nutrition Co.	4.125%	11/15/25	11,407	12,478
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,850	9,179
	Mead Johnson Nutrition Co.	4.600%	6/1/44	12,790	15,355
	Medtronic Inc.	3.150%	3/15/22	18,873	19,403
	Medtronic Inc.	2.750%	4/1/23	950	971
	Medtronic Inc.	3.625%	3/15/24	1,000	1,059
	Medtronic Inc.	3.500%	3/15/25	19,726	21,126
	Medtronic Inc.	4.375%	3/15/35	28,127	33,191
	Medtronic Inc.	4.625%	3/15/45	22,390	28,039
	Memorial Health Services	3.447%	11/1/49	7,300	7,165
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,325	1,670
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	8,805	10,152
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,225	1,421
	Merck & Co. Inc.	3.875%	1/15/21	12,657	12,873
	Merck & Co. Inc.	2.350%	2/10/22	15,943	16,140
	Merck & Co. Inc.	2.400%	9/15/22	10,804	10,954
	Merck & Co. Inc.	2.800%	5/18/23	23,774	24,497
	Merck & Co. Inc.	2.900%	3/7/24	4,895	5,094
	Merck & Co. Inc.	2.750%	2/10/25	30,265	31,265
	Merck & Co. Inc.	3.400%	3/7/29	18,950	20,464
	Merck & Co. Inc.	6.500%	12/1/33	7,400	10,421
	Merck & Co. Inc.	3.900%	3/7/39	11,050	12,612
	Merck & Co. Inc.	3.600%	9/15/42	9,972	10,754
	Merck & Co. Inc.	4.150%	5/18/43	13,797	16,299
	Merck & Co. Inc.	3.700%	2/10/45	25,631	28,323
	Merck & Co. Inc.	4.000%	3/7/49	22,125	25,753
	Mercy Health	4.302%	7/1/28	2,580	2,852
	Molson Coors Beverage Co.	2.100%	7/15/21	10,950	10,948
	Molson Coors Beverage Co.	3.500%	5/1/22	1,800	1,846
	Molson Coors Beverage Co.	3.000%	7/15/26	22,428	22,660
	Molson Coors Beverage Co.	5.000%	5/1/42	14,708	16,011
	Molson Coors Beverage Co.	4.200%	7/15/46	20,407	20,308
[7]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	5,000	4,996
	Mondelez International Inc.	4.000%	2/1/24	1,125	1,196
	Mondelez International Inc.	3.625%	2/13/26	4,500	4,816
	Mondelez International Inc.	4.125%	5/7/28	3,000	3,323
	Mondelez International Inc.	4.625%	5/7/48	100	116
[4]	Montefiore Obligated Group	5.246%	11/1/48	8,900	9,985
[4]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,860
[4]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	6,500	6,444
	Mylan Inc.	4.200%	11/29/23	13,670	14,424
	Mylan Inc.	4.550%	4/15/28	7,175	7,709

88

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	5.400%	11/29/43	7,424	8,064
	Mylan Inc.	5.200%	4/15/48	7,875	8,716
	Mylan NV	3.150%	6/15/21	13,010	13,144
	Mylan NV	3.950%	6/15/26	18,785	19,490
	Mylan NV	5.250%	6/15/46	11,125	12,410
	New York & Presbyterian Hospital	4.024%	8/1/45	7,346	8,172
	New York & Presbyterian Hospital	4.063%	8/1/56	4,675	5,054
	New York & Presbyterian Hospital	3.954%	8/1/19	6,600	6,592
	Northwell Healthcare Inc.	3.979%	11/1/46	9,625	9,800
	Northwell Healthcare Inc.	4.260%	11/1/47	10,000	10,696
	Northwell Healthcare Inc.	3.809%	11/1/49	4,000	4,016
	Novartis Capital Corp.	2.400%	5/17/22	22,180	22,475
	Novartis Capital Corp.	2.400%	9/21/22	9,694	9,843
	Novartis Capital Corp.	3.400%	5/6/24	17,545	18,566
	Novartis Capital Corp.	3.000%	11/20/25	22,377	23,447
	Novartis Capital Corp.	3.100%	5/17/27	13,755	14,451
	Novartis Capital Corp.	3.700%	9/21/42	7,513	8,263
	Novartis Capital Corp.	4.400%	5/6/44	22,125	26,852
	Novartis Capital Corp.	4.000%	11/20/45	14,493	16,804
	NYU Hospitals Center	4.784%	7/1/44	3,900	4,668
[4]	NYU Hospitals Center	4.368%	7/1/47	5,790	6,463
	Orlando Health Obligated Group	4.089%	10/1/48	3,350	3,659
	Partners Healthcare System Inc.	3.765%	7/1/48	875	918
	Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,468
	PeaceHealth Obligated Group	4.787%	11/15/48	4,175	5,107
	PepsiCo Inc.	2.000%	4/15/21	12,813	12,838
	PepsiCo Inc.	3.000%	8/25/21	13,962	14,225
	PepsiCo Inc.	1.700%	10/6/21	10,275	10,264
	PepsiCo Inc.	2.750%	3/5/22	13,520	13,793
	PepsiCo Inc.	2.250%	5/2/22	3,925	3,964
	PepsiCo Inc.	3.100%	7/17/22	6,125	6,309
	PepsiCo Inc.	2.750%	3/1/23	5,691	5,844
	PepsiCo Inc.	3.600%	3/1/24	8,213	8,735
	PepsiCo Inc.	2.750%	4/30/25	17,463	18,061
	PepsiCo Inc.	3.500%	7/17/25	11,170	11,974
	PepsiCo Inc.	2.850%	2/24/26	5,148	5,358
	PepsiCo Inc.	2.375%	10/6/26	15,440	15,651
	PepsiCo Inc.	3.000%	10/15/27	20,835	21,980
	PepsiCo Inc.	2.625%	7/29/29	19,559	19,912
	PepsiCo Inc.	4.000%	3/5/42	11,750	13,369
	PepsiCo Inc.	3.600%	8/13/42	7,403	7,918
	PepsiCo Inc.	4.250%	10/22/44	10,660	12,533
	PepsiCo Inc.	4.600%	7/17/45	6,470	7,994
	PepsiCo Inc.	4.450%	4/14/46	16,001	19,664
	PepsiCo Inc.	3.450%	10/6/46	16,725	17,655
	PepsiCo Inc.	4.000%	5/2/47	4,400	5,080
	PepsiCo Inc.	3.375%	7/29/49	11,295	11,824
	PepsiCo Inc.	2.875%	10/15/49	15,925	15,240
	PerkinElmer Inc.	3.300%	9/15/29	10,115	10,293
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,626	4,622
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,193
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,300	10,592
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	8,986	9,259
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,787	3,484
	Pfizer Inc.	1.950%	6/3/21	20,025	20,072
	Pfizer Inc.	3.000%	9/15/21	8,285	8,444
	Pfizer Inc.	2.200%	12/15/21	6,404	6,453
	Pfizer Inc.	2.800%	3/11/22	9,705	9,892
	Pfizer Inc.	3.000%	6/15/23	10,910	11,326
	Pfizer Inc.	3.200%	9/15/23	7,150	7,454
	Pfizer Inc.	2.950%	3/15/24	9,000	9,340
	Pfizer Inc.	3.400%	5/15/24	7,009	7,409
	Pfizer Inc.	2.750%	6/3/26	17,160	17,700
	Pfizer Inc.	3.000%	12/15/26	21,198	22,225

89

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.600%	9/15/28	15,600	17,037
	Pfizer Inc.	3.450%	3/15/29	22,085	23,750
	Pfizer Inc.	4.000%	12/15/36	12,450	14,181
	Pfizer Inc.	4.100%	9/15/38	9,800	11,194
	Pfizer Inc.	3.900%	3/15/39	16,150	18,177
	Pfizer Inc.	7.200%	3/15/39	14,664	22,974
	Pfizer Inc.	5.600%	9/15/40	1,600	2,112
	Pfizer Inc.	4.300%	6/15/43	11,146	13,110
	Pfizer Inc.	4.400%	5/15/44	14,825	17,696
	Pfizer Inc.	4.125%	12/15/46	10,829	12,491
	Pfizer Inc.	4.200%	9/15/48	13,955	16,340
	Pfizer Inc.	4.000%	3/15/49	17,235	19,931
	Pharmacia LLC	6.600%	12/1/28	6,640	8,720
	Philip Morris International Inc.	1.875%	2/25/21	5,631	5,625
	Philip Morris International Inc.	4.125%	5/17/21	3,527	3,628
	Philip Morris International Inc.	2.900%	11/15/21	3,940	4,015
	Philip Morris International Inc.	2.625%	2/18/22	2,000	2,024
	Philip Morris International Inc.	2.375%	8/17/22	8,660	8,732
	Philip Morris International Inc.	2.500%	8/22/22	2,020	2,039
	Philip Morris International Inc.	2.500%	11/2/22	8,325	8,450
	Philip Morris International Inc.	2.625%	3/6/23	6,340	6,443
	Philip Morris International Inc.	2.125%	5/10/23	7,750	7,746
	Philip Morris International Inc.	3.600%	11/15/23	11,859	12,466
	Philip Morris International Inc.	2.875%	5/1/24	17,605	18,090
	Philip Morris International Inc.	3.250%	11/10/24	13,170	13,785
	Philip Morris International Inc.	3.375%	8/11/25	7,624	8,011
	Philip Morris International Inc.	2.750%	2/25/26	15,266	15,432
	Philip Morris International Inc.	3.125%	8/17/27	1,885	1,948
	Philip Morris International Inc.	3.125%	3/2/28	6,100	6,254
	Philip Morris International Inc.	3.375%	8/15/29	8,425	8,820
	Philip Morris International Inc.	6.375%	5/16/38	13,842	19,226
	Philip Morris International Inc.	4.375%	11/15/41	11,912	13,190
	Philip Morris International Inc.	4.500%	3/20/42	8,336	9,354
	Philip Morris International Inc.	3.875%	8/21/42	7,140	7,414
	Philip Morris International Inc.	4.125%	3/4/43	10,635	11,461
	Philip Morris International Inc.	4.875%	11/15/43	9,823	11,562
	Philip Morris International Inc.	4.250%	11/10/44	13,955	15,382
[4]	Procter & Gamble - Esop	9.360%	1/1/21	1,080	1,132
	Procter & Gamble Co.	1.900%	10/23/20	5,000	5,003
	Procter & Gamble Co.	1.850%	2/2/21	7,419	7,426
	Procter & Gamble Co.	1.700%	11/3/21	11,581	11,615
	Procter & Gamble Co.	2.300%	2/6/22	9,985	10,115
	Procter & Gamble Co.	2.150%	8/11/22	2,640	2,670
	Procter & Gamble Co.	3.100%	8/15/23	14,392	15,044
	Procter & Gamble Co.	2.700%	2/2/26	8,514	8,842
	Procter & Gamble Co.	2.450%	11/3/26	12,350	12,703
	Procter & Gamble Co.	2.850%	8/11/27	4,085	4,319
	Procter & Gamble Co.	5.500%	2/1/34	1,400	1,875
	Procter & Gamble Co.	5.800%	8/15/34	2,000	2,790
	Procter & Gamble Co.	3.500%	10/25/47	9,865	11,077
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,075	2,095
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	8,645	8,463
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,868	5,077
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,775	4,040
	Quest Diagnostics Inc.	4.700%	4/1/21	2,800	2,889
	Quest Diagnostics Inc.	4.250%	4/1/24	4,565	4,895
	Quest Diagnostics Inc.	3.500%	3/30/25	6,420	6,752
	Quest Diagnostics Inc.	3.450%	6/1/26	7,129	7,481
	Quest Diagnostics Inc.	4.200%	6/30/29	3,475	3,833
	Quest Diagnostics Inc.	2.950%	6/30/30	10,070	10,082
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,512
	Quest Diagnostics Inc.	4.700%	3/30/45	1,882	2,087
	Reynolds American Inc.	4.000%	6/12/22	8,780	9,133
	Reynolds American Inc.	4.850%	9/15/23	3,425	3,707

90

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	4.450%	6/12/25	37,522	40,340
	Reynolds American Inc.	5.700%	8/15/35	13,703	15,803
	Reynolds American Inc.	7.250%	6/15/37	8,044	10,319
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,336
	Reynolds American Inc.	7.000%	8/4/41	3,375	4,175
	Reynolds American Inc.	6.150%	9/15/43	5,220	6,077
	Reynolds American Inc.	5.850%	8/15/45	23,734	27,173
	RWJ Barnabas Health Inc.	3.949%	7/1/46	5,220	5,521
	RWJ Barnabas Health Inc.	3.477%	7/1/49	1,750	1,724
	Sanofi	4.000%	3/29/21	14,644	15,021
	Sanofi	3.375%	6/19/23	15,300	16,032
	Sanofi	3.625%	6/19/28	17,345	19,243
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	39,818	40,017
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	44,670	45,475
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	34,492	35,511
	Spectrum Health System Obligated Group	3.487%	7/15/49	3,500	3,495
	SSM Health Care Corp.	3.688%	6/1/23	8,575	8,921
	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,497
	Stanford Health Care	3.795%	11/15/48	6,350	6,834
	Stryker Corp.	2.625%	3/15/21	18,605	18,729
	Stryker Corp.	3.375%	5/15/24	12,870	13,484
	Stryker Corp.	3.375%	11/1/25	9,375	9,863
	Stryker Corp.	3.500%	3/15/26	10,015	10,639
	Stryker Corp.	3.650%	3/7/28	7,295	7,832
	Stryker Corp.	4.100%	4/1/43	4,175	4,495
	Stryker Corp.	4.375%	5/15/44	3,875	4,380
	Stryker Corp.	4.625%	3/15/46	7,235	8,693
	Sutter Health	3.695%	8/15/28	3,700	3,964
	Sutter Health	4.091%	8/15/48	4,950	5,507
	Sysco Corp.	2.500%	7/15/21	5,050	5,090
	Sysco Corp.	2.600%	6/12/22	2,650	2,689
	Sysco Corp.	3.550%	3/15/25	5,190	5,522
	Sysco Corp.	3.750%	10/1/25	7,290	7,823
	Sysco Corp.	3.300%	7/15/26	9,910	10,442
	Sysco Corp.	3.250%	7/15/27	20,876	21,828
	Sysco Corp.	4.850%	10/1/45	4,635	5,566
	Sysco Corp.	4.500%	4/1/46	5,765	6,605
	Sysco Corp.	4.450%	3/15/48	6,475	7,390
	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	13,400	13,841
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	14,725	15,789
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	18,850	21,935
[4]	Texas Health Resources	4.330%	11/15/55	2,625	3,070
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,300	12,642
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,542
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	9,725	10,389
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	15,695	16,136
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	12,305	12,854
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,100	4,051
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	6,101	7,715
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,600	6,276
	Toledo Hospital	5.325%	11/15/28	3,425	3,676
	Toledo Hospital	5.750%	11/15/38	2,050	2,346
	Trinity Health Corp.	4.125%	12/1/45	6,615	7,269
	Tyson Foods Inc.	2.250%	8/23/21	2,250	2,259
	Tyson Foods Inc.	4.500%	6/15/22	16,533	17,395
	Tyson Foods Inc.	3.900%	9/28/23	2,950	3,128
	Tyson Foods Inc.	3.950%	8/15/24	19,141	20,456
	Tyson Foods Inc.	4.000%	3/1/26	2,125	2,301
	Tyson Foods Inc.	3.550%	6/2/27	15,240	16,164
	Tyson Foods Inc.	4.350%	3/1/29	17,143	19,395
	Tyson Foods Inc.	4.875%	8/15/34	8,254	9,652
	Tyson Foods Inc.	5.150%	8/15/44	5,675	6,865
	Tyson Foods Inc.	4.550%	6/2/47	9,425	10,684
	Tyson Foods Inc.	5.100%	9/28/48	16,505	20,772

91

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Unilever Capital Corp.	4.250%	2/10/21	14,435	14,819
	Unilever Capital Corp.	2.750%	3/22/21	4,006	4,049
	Unilever Capital Corp.	1.375%	7/28/21	10,405	10,327
	Unilever Capital Corp.	3.000%	3/7/22	6,000	6,140
	Unilever Capital Corp.	2.200%	5/5/22	800	805
	Unilever Capital Corp.	3.250%	3/7/24	13,600	14,236
	Unilever Capital Corp.	2.600%	5/5/24	24,225	24,759
	Unilever Capital Corp.	3.100%	7/30/25	8,700	9,093
	Unilever Capital Corp.	2.000%	7/28/26	10,625	10,526
	Unilever Capital Corp.	2.900%	5/5/27	4,050	4,230
	Unilever Capital Corp.	3.500%	3/22/28	12,875	13,919
	Unilever Capital Corp.	2.125%	9/6/29	9,525	9,227
	Unilever Capital Corp.	5.900%	11/15/32	7,250	9,824
	Whirlpool Corp.	4.850%	6/15/21	2,763	2,867
	Whirlpool Corp.	4.700%	6/1/22	4,380	4,633
	Whirlpool Corp.	4.000%	3/1/24	3,429	3,626
	Whirlpool Corp.	3.700%	5/1/25	2,705	2,843
	Whirlpool Corp.	4.750%	2/26/29	8,215	9,136
	Whirlpool Corp.	4.500%	6/1/46	6,407	6,626
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	3,250	3,880
	Wyeth LLC	7.250%	3/1/23	2,400	2,772
	Wyeth LLC	6.450%	2/1/24	9,325	10,866
	Wyeth LLC	6.500%	2/1/34	8,300	11,589
	Wyeth LLC	6.000%	2/15/36	5,465	7,270
	Wyeth LLC	5.950%	4/1/37	23,213	31,609
	Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,960
	Zimmer Biomet Holdings Inc.	3.375%	11/30/21	6,005	6,121
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	9,112
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,550	2,655
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	22,370
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,956
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	9,970	10,445
	Zoetis Inc.	3.450%	11/13/20	5,000	5,051
	Zoetis Inc.	3.250%	8/20/21	3,300	3,353
	Zoetis Inc.	3.250%	2/1/23	14,745	15,209
	Zoetis Inc.	4.500%	11/13/25	4,200	4,648
	Zoetis Inc.	3.000%	9/12/27	10,004	10,229
	Zoetis Inc.	3.900%	8/20/28	5,700	6,168
	Zoetis Inc.	4.700%	2/1/43	13,403	15,898
	Zoetis Inc.	3.950%	9/12/47	6,400	6,940
	Zoetis Inc.	4.450%	8/20/48	4,025	4,698
	Energy (2.4%)
	Anadarko Petroleum Corp.	6.600%	3/15/46	100	124
	Apache Corp.	3.625%	2/1/21	1,545	1,559
	Apache Corp.	3.250%	4/15/22	3,020	3,065
	Apache Corp.	4.375%	10/15/28	9,680	10,090
	Apache Corp.	7.750%	12/15/29	1,070	1,362
	Apache Corp.	6.000%	1/15/37	100	110
	Apache Corp.	5.100%	9/1/40	17,786	18,052
	Apache Corp.	5.250%	2/1/42	7,984	8,286
	Apache Corp.	4.750%	4/15/43	15,390	14,720
	Apache Corp.	4.250%	1/15/44	14,191	13,091
	Apache Corp.	5.350%	7/1/49	2,500	2,610
	Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,482	15,883
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	14,440	14,721
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	17,645	18,381
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	6,000	6,150
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	15,240	15,602
	Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,488

92

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boardwalk Pipelines LP	4.950%	12/15/24	8,000	8,635
	Boardwalk Pipelines LP	5.950%	6/1/26	12,440	13,915
	Boardwalk Pipelines LP	4.450%	7/15/27	9,112	9,369
	Boardwalk Pipelines LP	4.800%	5/3/29	3,100	3,299
	BP Capital Markets America Inc.	4.742%	3/11/21	17,685	18,277
	BP Capital Markets America Inc.	2.112%	9/16/21	10,001	10,040
	BP Capital Markets America Inc.	3.245%	5/6/22	21,321	22,007
	BP Capital Markets America Inc.	2.520%	9/19/22	8,150	8,274
	BP Capital Markets America Inc.	2.750%	5/10/23	24,150	24,684
	BP Capital Markets America Inc.	3.216%	11/28/23	18,249	18,963
	BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,679
	BP Capital Markets America Inc.	3.224%	4/14/24	707	737
	BP Capital Markets America Inc.	3.796%	9/21/25	10,335	11,174
	BP Capital Markets America Inc.	3.410%	2/11/26	5,450	5,787
	BP Capital Markets America Inc.	3.119%	5/4/26	15,198	15,836
	BP Capital Markets America Inc.	3.017%	1/16/27	6,725	6,952
	BP Capital Markets America Inc.	3.588%	4/14/27	5,000	5,299
	BP Capital Markets America Inc.	3.937%	9/21/28	12,650	13,955
	BP Capital Markets America Inc.	4.234%	11/6/28	12,900	14,542
	BP Capital Markets plc	3.561%	11/1/21	15,470	15,939
	BP Capital Markets plc	3.062%	3/17/22	4,350	4,460
	BP Capital Markets plc	2.500%	11/6/22	14,587	14,845
	BP Capital Markets plc	3.994%	9/26/23	7,105	7,579
	BP Capital Markets plc	3.814%	2/10/24	6,831	7,289
	BP Capital Markets plc	3.535%	11/4/24	24,366	25,929
	BP Capital Markets plc	3.506%	3/17/25	14,471	15,400
	BP Capital Markets plc	3.279%	9/19/27	22,925	24,103
	BP Capital Markets plc	3.723%	11/28/28	8,634	9,385
	Burlington Resources Finance Co.	7.200%	8/15/31	3,425	4,827
	Burlington Resources Finance Co.	7.400%	12/1/31	5,765	8,204
	Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,682
	Canadian Natural Resources Ltd.	2.950%	1/15/23	14,445	14,713
	Canadian Natural Resources Ltd.	3.800%	4/15/24	5,923	6,191
	Canadian Natural Resources Ltd.	3.900%	2/1/25	140	147
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,628	17,697
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,018	6,793
	Canadian Natural Resources Ltd.	6.450%	6/30/33	6,815	8,704
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,725	4,580
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,022	9,152
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,249	14,558
	Canadian Natural Resources Ltd.	6.750%	2/1/39	4,829	6,507
	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,650	9,280
	Cenovus Energy Inc.	3.000%	8/15/22	6,975	7,058
	Cenovus Energy Inc.	3.800%	9/15/23	17,500	18,126
	Cenovus Energy Inc.	4.250%	4/15/27	13,485	14,223
	Cenovus Energy Inc.	5.250%	6/15/37	17,177	18,878
	Cenovus Energy Inc.	6.750%	11/15/39	13,087	16,647
	Cenovus Energy Inc.	5.400%	6/15/47	10,390	12,130
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	9,264	10,677
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	10,600	11,925
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,925	24,282
[7]	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	17,584	17,980
	Chevron Corp.	2.100%	5/16/21	18,900	18,984
	Chevron Corp.	2.411%	3/3/22	4,935	5,001
	Chevron Corp.	2.498%	3/3/22	8,190	8,325
	Chevron Corp.	2.355%	12/5/22	21,477	21,761
	Chevron Corp.	2.566%	5/16/23	4,350	4,437
	Chevron Corp.	3.191%	6/24/23	21,340	22,194
	Chevron Corp.	2.895%	3/3/24	15,320	15,847
	Chevron Corp.	3.326%	11/17/25	3,933	4,189
	Chevron Corp.	2.954%	5/16/26	22,215	23,205
	Cimarex Energy Co.	4.375%	6/1/24	9,950	10,478
	Cimarex Energy Co.	3.900%	5/15/27	18,976	19,619
	Cimarex Energy Co.	4.375%	3/15/29	6,450	6,807

93

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbia Pipeline Group Inc.	4.500%	6/1/25	19,475	21,265
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,450	6,907
Concho Resources Inc.	3.750%	10/1/27	27,986	29,350
Concho Resources Inc.	4.300%	8/15/28	5,475	5,961
Concho Resources Inc.	4.875%	10/1/47	12,480	14,539
Concho Resources Inc.	4.850%	8/15/48	7,770	8,994
ConocoPhillips	5.900%	10/15/32	13,376	17,473
ConocoPhillips	5.900%	5/15/38	7,112	9,657
ConocoPhillips	6.500%	2/1/39	19,922	28,867
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	7,500	10,055
ConocoPhillips Co.	3.350%	11/15/24	500	527
ConocoPhillips Co.	4.950%	3/15/26	26,079	29,937
ConocoPhillips Co.	4.300%	11/15/44	6,337	7,414
ConocoPhillips Co.	5.950%	3/15/46	10,299	14,671
ConocoPhillips Holding Co.	6.950%	4/15/29	11,359	15,408
Continental Resources Inc.	4.500%	4/15/23	4,092	4,286
Continental Resources Inc.	4.375%	1/15/28	18,885	20,065
Continental Resources Inc.	4.900%	6/1/44	10,250	10,929
Devon Energy Corp.	5.850%	12/15/25	6,651	7,871
Devon Energy Corp.	7.950%	4/15/32	5,300	7,503
Devon Energy Corp.	5.600%	7/15/41	11,043	13,409
Devon Energy Corp.	4.750%	5/15/42	8,169	9,143
Devon Energy Corp.	5.000%	6/15/45	9,163	10,561
Devon Financing Co. LLC	7.875%	9/30/31	12,287	16,891
Diamondback Energy Inc.	2.875%	12/1/24	12,000	12,112
Diamondback Energy Inc.	3.250%	12/1/26	9,400	9,504
Diamondback Energy Inc.	3.500%	12/1/29	14,000	14,215
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	14,199
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	5,500	5,523
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	8,132
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	4,000	3,970
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,675	6,295
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	5,464
Enable Midstream Partners LP	3.900%	5/15/24	10,644	10,826
Enable Midstream Partners LP	4.400%	3/15/27	12,490	12,269
Enable Midstream Partners LP	4.950%	5/15/28	15,785	15,946
Enable Midstream Partners LP	4.150%	9/15/29	5,300	5,010
Enable Midstream Partners LP	5.000%	5/15/44	925	831
Enbridge Energy Partners LP	4.200%	9/15/21	593	611
Enbridge Energy Partners LP	5.875%	10/15/25	4,585	5,341
Enbridge Energy Partners LP	7.500%	4/15/38	9,310	13,295
Enbridge Energy Partners LP	5.500%	9/15/40	2,645	3,124
Enbridge Energy Partners LP	7.375%	10/15/45	9,366	13,915
Enbridge Inc.	2.900%	7/15/22	7,305	7,434
Enbridge Inc.	4.000%	10/1/23	1,000	1,055
Enbridge Inc.	2.500%	1/15/25	5,500	5,537
Enbridge Inc.	4.250%	12/1/26	7,332	8,054
Enbridge Inc.	3.700%	7/15/27	25,850	27,188
Enbridge Inc.	3.125%	11/15/29	11,900	12,007
Enbridge Inc.	4.500%	6/10/44	7,295	8,003
Enbridge Inc.	4.000%	11/15/49	5,500	5,726
Encana Corp.	3.900%	11/15/21	6,447	6,593
Encana Corp.	8.125%	9/15/30	3,550	4,467
Encana Corp.	7.200%	11/1/31	435	531
Encana Corp.	7.375%	11/1/31	4,600	5,621
Encana Corp.	6.500%	8/15/34	10,160	11,923
Encana Corp.	6.625%	8/15/37	2,158	2,554
Encana Corp.	6.500%	2/1/38	10,850	12,740
Energy Transfer Operating LP	4.650%	6/1/21	7,990	8,196
Energy Transfer Operating LP	5.200%	2/1/22	8,754	9,175
Energy Transfer Operating LP	3.600%	2/1/23	21,086	21,594
Energy Transfer Operating LP	4.250%	3/15/23	22,090	23,069
Energy Transfer Operating LP	4.200%	9/15/23	3,690	3,869
Energy Transfer Operating LP	4.900%	2/1/24	2,029	2,167

94

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.500%	4/15/24	1,250	1,327
	Energy Transfer Operating LP	4.050%	3/15/25	13,125	13,761
	Energy Transfer Operating LP	4.750%	1/15/26	14,600	15,726
	Energy Transfer Operating LP	4.200%	4/15/27	9,520	9,957
	Energy Transfer Operating LP	5.500%	6/1/27	19,550	21,955
	Energy Transfer Operating LP	5.250%	4/15/29	8,040	9,013
	Energy Transfer Operating LP	6.250%	4/15/49	14,750	17,751
	Energy Transfer Partners LP	4.950%	6/15/28	16,150	17,659
	Energy Transfer Partners LP	4.900%	3/15/35	4,648	4,854
	Energy Transfer Partners LP	6.625%	10/15/36	3,980	4,728
	Energy Transfer Partners LP	5.800%	6/15/38	8,125	9,169
	Energy Transfer Partners LP	7.500%	7/1/38	5,882	7,492
	Energy Transfer Partners LP	6.050%	6/1/41	8,120	9,107
	Energy Transfer Partners LP	6.500%	2/1/42	10,008	11,893
	Energy Transfer Partners LP	5.150%	2/1/43	1,774	1,824
	Energy Transfer Partners LP	5.950%	10/1/43	4,772	5,288
	Energy Transfer Partners LP	5.150%	3/15/45	4,078	4,286
	Energy Transfer Partners LP	6.125%	12/15/45	17,770	20,552
	Energy Transfer Partners LP	5.300%	4/15/47	8,730	9,323
	Energy Transfer Partners LP	6.000%	6/15/48	14,485	16,806
	Enterprise Products Operating LLC	2.800%	2/15/21	10,270	10,364
	Enterprise Products Operating LLC	2.850%	4/15/21	1,985	2,004
	Enterprise Products Operating LLC	3.500%	2/1/22	8,075	8,315
	Enterprise Products Operating LLC	4.050%	2/15/22	475	495
	Enterprise Products Operating LLC	3.350%	3/15/23	20,288	20,967
	Enterprise Products Operating LLC	3.900%	2/15/24	14,040	14,913
	Enterprise Products Operating LLC	3.750%	2/15/25	17,160	18,269
	Enterprise Products Operating LLC	3.700%	2/15/26	8,452	9,006
	Enterprise Products Operating LLC	3.950%	2/15/27	1,247	1,347
	Enterprise Products Operating LLC	4.150%	10/16/28	5,000	5,511
	Enterprise Products Operating LLC	3.125%	7/31/29	20,825	21,376
	Enterprise Products Operating LLC	6.875%	3/1/33	5,643	7,690
	Enterprise Products Operating LLC	6.650%	10/15/34	1,660	2,251
	Enterprise Products Operating LLC	7.550%	4/15/38	3,344	4,809
	Enterprise Products Operating LLC	6.125%	10/15/39	13,086	17,005
	Enterprise Products Operating LLC	5.950%	2/1/41	8,216	10,576
	Enterprise Products Operating LLC	5.700%	2/15/42	6,395	8,158
	Enterprise Products Operating LLC	4.850%	8/15/42	8,390	9,665
	Enterprise Products Operating LLC	4.450%	2/15/43	15,433	16,865
	Enterprise Products Operating LLC	4.850%	3/15/44	24,885	28,797
	Enterprise Products Operating LLC	5.100%	2/15/45	4,407	5,275
	Enterprise Products Operating LLC	4.900%	5/15/46	20,533	24,058
	Enterprise Products Operating LLC	4.250%	2/15/48	23,540	25,385
	Enterprise Products Operating LLC	4.800%	2/1/49	8,350	9,792
	Enterprise Products Operating LLC	4.200%	1/31/50	14,000	15,019
	Enterprise Products Operating LLC	4.950%	10/15/54	5,530	6,398
[4]	Enterprise Products Operating LLC	4.875%	8/16/77	600	592
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	3,975	3,969
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	5,780	5,708
	EOG Resources Inc.	4.100%	2/1/21	9,540	9,761
	EOG Resources Inc.	2.625%	3/15/23	17,608	17,915
	EOG Resources Inc.	3.150%	4/1/25	8,281	8,673
	EOG Resources Inc.	4.150%	1/15/26	11,410	12,549
	EOG Resources Inc.	3.900%	4/1/35	5,026	5,579
	EQM Midstream Partners LP	4.750%	7/15/23	6,850	6,867
	EQM Midstream Partners LP	4.000%	8/1/24	10,549	10,252
	EQM Midstream Partners LP	4.125%	12/1/26	4,900	4,592
	EQM Midstream Partners LP	5.500%	7/15/28	8,500	8,333
	EQM Midstream Partners LP	6.500%	7/15/48	9,275	8,719
	EQT Corp.	4.875%	11/15/21	7,155	7,348
	EQT Corp.	3.000%	10/1/22	8,500	8,309
	EQT Corp.	3.900%	10/1/27	14,411	13,396
	Exxon Mobil Corp.	2.222%	3/1/21	16,870	16,961
	Exxon Mobil Corp.	2.397%	3/6/22	29,063	29,436

95

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	1.902%	8/16/22	4,380	4,408
	Exxon Mobil Corp.	2.726%	3/1/23	33,332	34,118
	Exxon Mobil Corp.	3.176%	3/15/24	3,000	3,142
	Exxon Mobil Corp.	2.019%	8/16/24	5,100	5,113
	Exxon Mobil Corp.	2.709%	3/6/25	21,645	22,365
	Exxon Mobil Corp.	3.043%	3/1/26	15,916	16,697
	Exxon Mobil Corp.	2.275%	8/16/26	7,500	7,518
	Exxon Mobil Corp.	2.440%	8/16/29	14,350	14,420
	Exxon Mobil Corp.	2.995%	8/16/39	10,300	10,319
	Exxon Mobil Corp.	3.567%	3/6/45	16,550	17,708
	Exxon Mobil Corp.	4.114%	3/1/46	16,550	19,369
	Exxon Mobil Corp.	3.095%	8/16/49	20,000	19,830
	Halliburton Co.	3.500%	8/1/23	4,549	4,727
	Halliburton Co.	3.800%	11/15/25	44,975	47,987
	Halliburton Co.	4.850%	11/15/35	14,928	16,839
	Halliburton Co.	6.700%	9/15/38	15,645	20,635
	Halliburton Co.	4.500%	11/15/41	2,000	2,135
	Halliburton Co.	4.750%	8/1/43	10,730	11,792
	Halliburton Co.	5.000%	11/15/45	21,267	24,208
	Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,442
	Hess Corp.	3.500%	7/15/24	3,100	3,179
	Hess Corp.	4.300%	4/1/27	7,240	7,711
	Hess Corp.	7.875%	10/1/29	7,343	9,554
	Hess Corp.	7.300%	8/15/31	4,873	6,162
	Hess Corp.	7.125%	3/15/33	4,642	5,878
	Hess Corp.	6.000%	1/15/40	16,010	18,858
	Hess Corp.	5.600%	2/15/41	14,718	17,189
	Hess Corp.	5.800%	4/1/47	2,953	3,594
	HollyFrontier Corp.	5.875%	4/1/26	2,520	2,830
	Husky Energy Inc.	3.950%	4/15/22	12,571	12,997
	Husky Energy Inc.	4.000%	4/15/24	15,898	16,719
	Husky Energy Inc.	4.400%	4/15/29	16,800	18,082
	Husky Energy Inc.	6.800%	9/15/37	2,966	3,885
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	1,271	1,288
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	6,435	6,704
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,715	13,252
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,214	6,463
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,250	8,593
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,394	10,702
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,449	13,932
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	479
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	21,611	23,092
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	2,328	2,490
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	285	373
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,490	4,609
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,549	6,570
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,586	28,149
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,871	6,434
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,945	8,777
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	7,200	9,135
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,575	8,921
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,315	2,871
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,027	13,870
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,631	5,020
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	12,174	12,870
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,791	4,144
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	15,427	17,772
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,729	3,106
[7]	Kinder Morgan Inc.	5.000%	2/15/21	6,475	6,665
	Kinder Morgan Inc.	3.150%	1/15/23	10,749	10,989
	Kinder Morgan Inc.	4.300%	6/1/25	7,500	8,126
	Kinder Morgan Inc.	4.300%	3/1/28	14,394	15,663
	Kinder Morgan Inc.	7.800%	8/1/31	4,850	6,632
	Kinder Morgan Inc.	7.750%	1/15/32	10,653	14,599

96

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.300%	12/1/34	15,127	17,828
	Kinder Morgan Inc.	5.550%	6/1/45	21,396	25,601
	Kinder Morgan Inc.	5.050%	2/15/46	9,675	10,821
	Magellan Midstream Partners LP	4.250%	2/1/21	3,795	3,879
	Magellan Midstream Partners LP	5.000%	3/1/26	8,250	9,296
	Magellan Midstream Partners LP	5.150%	10/15/43	176	205
	Magellan Midstream Partners LP	4.250%	9/15/46	4,152	4,395
	Magellan Midstream Partners LP	4.200%	10/3/47	8,540	8,988
	Magellan Midstream Partners LP	4.850%	2/1/49	6,375	7,342
	Magellan Midstream Partners LP	3.950%	3/1/50	3,000	3,076
	Marathon Oil Corp.	2.800%	11/1/22	12,793	12,987
	Marathon Oil Corp.	3.850%	6/1/25	12,175	12,854
	Marathon Oil Corp.	4.400%	7/15/27	11,552	12,536
	Marathon Oil Corp.	6.800%	3/15/32	6,093	7,724
	Marathon Oil Corp.	6.600%	10/1/37	8,280	10,526
	Marathon Oil Corp.	5.200%	6/1/45	5,675	6,577
	Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,787
	Marathon Petroleum Corp.	5.125%	3/1/21	13,487	13,947
	Marathon Petroleum Corp.	5.375%	10/1/22	2,125	2,149
	Marathon Petroleum Corp.	4.750%	12/15/23	25,445	27,616
	Marathon Petroleum Corp.	5.125%	4/1/24	1,000	1,028
	Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,738
	Marathon Petroleum Corp.	5.125%	12/15/26	24,760	27,967
	Marathon Petroleum Corp.	3.800%	4/1/28	6,240	6,522
	Marathon Petroleum Corp.	6.500%	3/1/41	13,115	16,979
	Marathon Petroleum Corp.	4.750%	9/15/44	5,647	6,142
	Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,663
	Marathon Petroleum Corp.	4.500%	4/1/48	5,270	5,556
	Marathon Petroleum Corp.	5.000%	9/15/54	4,568	4,917
[7]	MPLX LP	3.500%	12/1/22	1,850	1,905
	MPLX LP	3.375%	3/15/23	4,865	4,992
	MPLX LP	4.500%	7/15/23	18,525	19,661
	MPLX LP	4.875%	12/1/24	32,426	35,165
[7]	MPLX LP	5.250%	1/15/25	750	787
	MPLX LP	4.000%	2/15/25	4,208	4,389
	MPLX LP	4.875%	6/1/25	4,363	4,763
	MPLX LP	4.125%	3/1/27	14,091	14,743
[7]	MPLX LP	4.250%	12/1/27	17,660	18,527
	MPLX LP	4.000%	3/15/28	13,325	13,803
	MPLX LP	4.500%	4/15/38	18,700	19,017
	MPLX LP	5.200%	3/1/47	17,745	19,054
[7]	MPLX LP	5.200%	12/1/47	10,200	10,705
	MPLX LP	4.700%	4/15/48	14,700	14,819
	MPLX LP	5.500%	2/15/49	17,775	20,136
	MPLX LP	4.900%	4/15/58	6,650	6,766
	National Fuel Gas Co.	4.900%	12/1/21	912	951
	National Fuel Gas Co.	3.750%	3/1/23	3,660	3,759
	National Fuel Gas Co.	5.200%	7/15/25	2,200	2,394
	National Fuel Gas Co.	3.950%	9/15/27	3,190	3,227
	National Fuel Gas Co.	4.750%	9/1/28	10,055	10,693
	National Oilwell Varco Inc.	2.600%	12/1/22	7,460	7,532
	National Oilwell Varco Inc.	3.600%	12/1/29	6,000	6,005
	National Oilwell Varco Inc.	3.950%	12/1/42	8,338	7,828
	Newfield Exploration Co.	5.750%	1/30/22	13,275	14,105
	Newfield Exploration Co.	5.625%	7/1/24	3,300	3,630
	Newfield Exploration Co.	5.375%	1/1/26	35,700	38,690
	Noble Energy Inc.	3.900%	11/15/24	5,475	5,784
	Noble Energy Inc.	3.850%	1/15/28	9,225	9,701
	Noble Energy Inc.	3.250%	10/15/29	4,050	4,081
	Noble Energy Inc.	6.000%	3/1/41	13,023	15,578
	Noble Energy Inc.	5.250%	11/15/43	10,987	12,379
	Noble Energy Inc.	5.050%	11/15/44	7,400	8,156
	Noble Energy Inc.	4.950%	8/15/47	6,055	6,723
	Noble Energy Inc.	4.200%	10/15/49	5,000	5,026

97

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Occidental Petroleum Corp.	4.100%	2/1/21	19,016	19,309
Occidental Petroleum Corp.	4.850%	3/15/21	3,377	3,475
Occidental Petroleum Corp.	2.600%	8/13/21	18,000	18,108
Occidental Petroleum Corp.	3.125%	2/15/22	9,215	9,367
Occidental Petroleum Corp.	2.600%	4/15/22	4,991	5,025
Occidental Petroleum Corp.	2.700%	8/15/22	20,000	20,218
Occidental Petroleum Corp.	2.700%	2/15/23	11,731	11,820
Occidental Petroleum Corp.	6.950%	7/1/24	9,687	11,358
Occidental Petroleum Corp.	2.900%	8/15/24	27,300	27,729
Occidental Petroleum Corp.	3.500%	6/15/25	5,652	5,827
Occidental Petroleum Corp.	5.550%	3/15/26	19,463	22,052
Occidental Petroleum Corp.	3.400%	4/15/26	15,384	15,727
Occidental Petroleum Corp.	3.200%	8/15/26	11,020	11,139
Occidental Petroleum Corp.	3.500%	8/15/29	17,400	17,742
Occidental Petroleum Corp.	7.500%	5/1/31	8,861	11,500
Occidental Petroleum Corp.	7.875%	9/15/31	4,029	5,338
Occidental Petroleum Corp.	6.450%	9/15/36	19,985	24,340
Occidental Petroleum Corp.	7.950%	6/15/39	3,480	4,780
Occidental Petroleum Corp.	4.300%	8/15/39	8,020	8,131
Occidental Petroleum Corp.	6.200%	3/15/40	16,118	19,173
Occidental Petroleum Corp.	4.500%	7/15/44	9,390	9,385
Occidental Petroleum Corp.	4.625%	6/15/45	10,331	10,565
Occidental Petroleum Corp.	6.600%	3/15/46	9,625	12,480
Occidental Petroleum Corp.	4.400%	4/15/46	22,978	23,207
Occidental Petroleum Corp.	4.100%	2/15/47	8,460	8,198
Occidental Petroleum Corp.	4.200%	3/15/48	5,275	5,220
Occidental Petroleum Corp.	4.400%	8/15/49	6,355	6,542
ONEOK Inc.	4.250%	2/1/22	12,375	12,841
ONEOK Inc.	7.500%	9/1/23	8,650	10,062
ONEOK Inc.	2.750%	9/1/24	5,300	5,327
ONEOK Inc.	4.000%	7/13/27	3,175	3,352
ONEOK Inc.	3.400%	9/1/29	20,485	20,714
ONEOK Inc.	6.000%	6/15/35	1,000	1,165
ONEOK Inc.	4.950%	7/13/47	11,675	12,775
ONEOK Inc.	5.200%	7/15/48	4,250	4,813
ONEOK Inc.	4.450%	9/1/49	8,300	8,521
ONEOK Partners LP	3.375%	10/1/22	13,532	13,921
ONEOK Partners LP	4.900%	3/15/25	7,219	7,928
ONEOK Partners LP	6.650%	10/1/36	14,814	18,695
ONEOK Partners LP	6.850%	10/15/37	7,155	9,182
ONEOK Partners LP	6.125%	2/1/41	5,045	6,054
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,505	6,279
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,000	4,084
Petro-Canada	5.350%	7/15/33	3,730	4,598
Petro-Canada	5.950%	5/15/35	7,830	10,168
Petro-Canada	6.800%	5/15/38	10,263	14,622
Phillips 66	4.300%	4/1/22	14,360	15,062
Phillips 66	3.900%	3/15/28	8,760	9,521
Phillips 66	4.650%	11/15/34	5,668	6,612
Phillips 66	5.875%	5/1/42	13,206	17,833
Phillips 66	4.875%	11/15/44	24,171	29,114
Phillips 66 Partners LP	2.450%	12/15/24	3,000	2,992
Phillips 66 Partners LP	3.605%	2/15/25	8,183	8,537
Phillips 66 Partners LP	3.550%	10/1/26	2,500	2,614
Phillips 66 Partners LP	3.750%	3/1/28	3,575	3,716
Phillips 66 Partners LP	3.150%	12/15/29	6,500	6,454
Phillips 66 Partners LP	4.680%	2/15/45	6,900	7,429
Phillips 66 Partners LP	4.900%	10/1/46	5,376	6,009
Pioneer Natural Resources Co.	3.450%	1/15/21	3,680	3,722
Pioneer Natural Resources Co.	3.950%	7/15/22	21,210	22,062
Pioneer Natural Resources Co.	4.450%	1/15/26	9,495	10,415
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,112	6,248
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	4,134	4,242
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	14,938	15,099

98

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	4,009	4,154
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	24,515	25,148
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	7,908	8,458
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	10,854	11,521
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	10,000	9,827
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	3,181	3,742
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	6,925	6,930
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	10,897	9,931
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	5,535	5,377
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	300	298
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	10,610	11,268
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	21,120	22,361
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	14,200	15,016
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	33,397
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,525	15,609
Sabine Pass Liquefaction LLC	5.625%	4/15/23	16,008	17,409
Sabine Pass Liquefaction LLC	5.750%	5/15/24	22,950	25,601
Sabine Pass Liquefaction LLC	5.625%	3/1/25	26,050	29,274
Sabine Pass Liquefaction LLC	5.875%	6/30/26	25,067	28,796
Sabine Pass Liquefaction LLC	5.000%	3/15/27	9,717	10,701
Sabine Pass Liquefaction LLC	4.200%	3/15/28	15,290	16,189
Schlumberger Investment SA	3.650%	12/1/23	18,205	19,169
Shell International Finance BV	1.875%	5/10/21	23,850	23,840
Shell International Finance BV	1.750%	9/12/21	13,475	13,458
Shell International Finance BV	2.375%	8/21/22	11,531	11,679
Shell International Finance BV	2.250%	1/6/23	12,378	12,477
Shell International Finance BV	3.400%	8/12/23	9,345	9,791
Shell International Finance BV	3.500%	11/13/23	7,500	7,885
Shell International Finance BV	2.000%	11/7/24	10,000	9,983
Shell International Finance BV	3.250%	5/11/25	26,415	27,911
Shell International Finance BV	2.875%	5/10/26	31,120	32,265
Shell International Finance BV	2.500%	9/12/26	19,685	19,970
Shell International Finance BV	3.875%	11/13/28	16,585	18,373
Shell International Finance BV	2.375%	11/7/29	17,250	17,075
Shell International Finance BV	4.125%	5/11/35	16,555	19,322
Shell International Finance BV	6.375%	12/15/38	26,932	39,296
Shell International Finance BV	5.500%	3/25/40	6,603	8,938
Shell International Finance BV	3.625%	8/21/42	8,944	9,554
Shell International Finance BV	4.550%	8/12/43	13,487	16,276
Shell International Finance BV	4.375%	5/11/45	30,524	36,347
Shell International Finance BV	4.000%	5/10/46	29,986	34,157
Shell International Finance BV	3.750%	9/12/46	6,680	7,305
Shell International Finance BV	3.125%	11/7/49	18,645	18,383
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,418	6,584
Spectra Energy Partners LP	4.750%	3/15/24	6,460	7,022
Spectra Energy Partners LP	3.500%	3/15/25	13,980	14,602
Spectra Energy Partners LP	3.375%	10/15/26	6,098	6,310
Spectra Energy Partners LP	5.950%	9/25/43	951	1,183
Spectra Energy Partners LP	4.500%	3/15/45	13,775	15,142
Suncor Energy Inc.	3.600%	12/1/24	3,540	3,749
Suncor Energy Inc.	7.150%	2/1/32	5,003	6,987
Suncor Energy Inc.	5.950%	12/1/34	2,135	2,782
Suncor Energy Inc.	6.500%	6/15/38	19,738	27,403
Suncor Energy Inc.	6.850%	6/1/39	2,954	4,269
Suncor Energy Inc.	4.000%	11/15/47	9,550	10,374
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	23,900	24,472
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,789	1,825
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	7,593	7,967
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,275	4,909
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,085	6,302

99

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	9,940	10,242
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	9,115	9,998
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	1,066
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,878	13,571
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	15,427	16,444
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	9,945	10,740
	TC PipeLines LP	3.900%	5/25/27	6,500	6,783
	TechnipFMC plc	3.450%	10/1/22	5,322	5,415
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,947
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,520	3,211
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,792	2,371
[7]	Texas Eastern Transmission LP	2.800%	10/15/22	165	167
	Texas Eastern Transmission LP	7.000%	7/15/32	5,860	7,856
	Total Capital Canada Ltd.	2.750%	7/15/23	24,340	24,907
	Total Capital International SA	2.750%	6/19/21	27,828	28,188
	Total Capital International SA	2.218%	7/12/21	9,000	9,042
	Total Capital International SA	2.875%	2/17/22	6,765	6,902
	Total Capital International SA	2.700%	1/25/23	11,050	11,288
	Total Capital International SA	3.700%	1/15/24	24,850	26,371
	Total Capital International SA	3.750%	4/10/24	290	310
	Total Capital International SA	2.434%	1/10/25	10,000	10,112
	Total Capital International SA	3.455%	2/19/29	13,700	14,794
	Total Capital International SA	2.829%	1/10/30	15,700	16,095
	Total Capital International SA	3.461%	7/12/49	9,200	9,673
	Total Capital SA	4.125%	1/28/21	8,556	8,749
	Total Capital SA	3.883%	10/11/28	8,400	9,366
	TransCanada PipeLines Ltd.	2.500%	8/1/22	15,487	15,558
	TransCanada PipeLines Ltd.	3.750%	10/16/23	4,607	4,828
	TransCanada PipeLines Ltd.	4.875%	1/15/26	19,432	21,714
	TransCanada PipeLines Ltd.	4.250%	5/15/28	12,350	13,662
	TransCanada PipeLines Ltd.	4.625%	3/1/34	15,225	17,397
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	3,334
	TransCanada PipeLines Ltd.	5.850%	3/15/36	14,615	17,700
	TransCanada PipeLines Ltd.	6.200%	10/15/37	19,565	25,359
	TransCanada PipeLines Ltd.	4.750%	5/15/38	9,895	11,298
	TransCanada PipeLines Ltd.	6.100%	6/1/40	10,260	13,316
	TransCanada PipeLines Ltd.	5.000%	10/16/43	20,825	24,145
	TransCanada PipeLines Ltd.	4.875%	5/15/48	14,450	16,974
	TransCanada PipeLines Ltd.	5.100%	3/15/49	10,800	13,070
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,523	9,584
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,500	5,848
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	717
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,050	1,102
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,000	4,263
	Valero Energy Corp.	3.400%	9/15/26	16,129	16,902
	Valero Energy Corp.	4.350%	6/1/28	16,185	17,764
	Valero Energy Corp.	4.000%	4/1/29	8,945	9,621
	Valero Energy Corp.	7.500%	4/15/32	8,816	12,240
	Valero Energy Corp.	6.625%	6/15/37	10,913	14,441
	Valero Energy Corp.	4.900%	3/15/45	11,200	12,928
	Valero Energy Partners LP	4.375%	12/15/26	5,692	6,198
	Valero Energy Partners LP	4.500%	3/15/28	5,800	6,352
	Western Midstream Operating LP	5.375%	6/1/21	4,957	5,091
	Western Midstream Operating LP	4.000%	7/1/22	4,045	4,130
	Western Midstream Operating LP	3.950%	6/1/25	3,700	3,701
	Western Midstream Operating LP	4.650%	7/1/26	6,441	6,610
	Western Midstream Operating LP	4.500%	3/1/28	2,480	2,378
	Western Midstream Operating LP	4.750%	8/15/28	1,595	1,582
	Western Midstream Operating LP	5.450%	4/1/44	10,773	9,378
	Western Midstream Operating LP	5.300%	3/1/48	9,950	8,542
	Williams Cos. Inc.	4.000%	11/15/21	7,494	7,705
	Williams Cos. Inc.	3.600%	3/15/22	14,570	14,971
	Williams Cos. Inc.	3.350%	8/15/22	10,525	10,786
	Williams Cos. Inc.	3.700%	1/15/23	14,125	14,579

100

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.500%	11/15/23	5,800	6,190
	Williams Cos. Inc.	4.300%	3/4/24	15,533	16,500
	Williams Cos. Inc.	4.550%	6/24/24	26,513	28,588
	Williams Cos. Inc.	3.900%	1/15/25	16,476	17,253
	Williams Cos. Inc.	4.000%	9/15/25	8,525	9,024
	Williams Cos. Inc.	3.750%	6/15/27	20,694	21,501
	Williams Cos. Inc.	7.500%	1/15/31	250	329
	Williams Cos. Inc.	6.300%	4/15/40	4,380	5,429
	Williams Cos. Inc.	5.800%	11/15/43	14,705	17,512
	Williams Cos. Inc.	5.400%	3/4/44	5,450	6,112
	Williams Cos. Inc.	5.750%	6/24/44	6,251	7,370
	Williams Cos. Inc.	4.900%	1/15/45	2,020	2,179
	Williams Cos. Inc.	5.100%	9/15/45	15,075	16,761
	Williams Cos. Inc.	4.850%	3/1/48	9,525	10,446
	Other Industrial (0.1%)
[4]	American University	3.672%	4/1/49	4,500	4,812
[4]	Boston University	4.061%	10/1/48	3,055	3,503
	California Institute of Technology	4.321%	8/1/45	475	567
	California Institute of Technology	4.700%	11/1/11	10,860	13,189
	California Institute of Technology	3.650%	9/1/19	2,900	2,803
	CBRE Services Inc.	5.250%	3/15/25	5,043	5,646
	CBRE Services Inc.	4.875%	3/1/26	14,015	15,667
	Cintas Corp. No. 2	2.900%	4/1/22	4,675	4,768
	Cintas Corp. No. 2	3.250%	6/1/22	4,915	5,057
	Cintas Corp. No. 2	3.700%	4/1/27	11,705	12,676
	Fluor Corp.	3.500%	12/15/24	15,079	15,366
	Fluor Corp.	4.250%	9/15/28	7,060	7,123
	Georgetown University	4.315%	4/1/49	3,900	4,676
	Georgetown University	5.215%	10/1/18	3,412	4,386
	Hillenbrand Inc.	4.500%	9/15/26	4,125	4,279
[4]	Johns Hopkins University	4.083%	7/1/53	3,900	4,504
	Leland Stanford Junior University	3.647%	5/1/48	6,574	7,347
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	7,775	8,707
	Massachusetts Institute of Technology	2.989%	7/1/50	4,000	3,960
	Massachusetts Institute of Technology	5.600%	7/1/11	9,921	15,148
	Massachusetts Institute of Technology	4.678%	7/1/14	5,680	7,325
	Massachusetts Institute of Technology	3.885%	7/1/16	8,060	8,774
[4]	Northwestern University	4.643%	12/1/44	6,125	7,611
[4]	Northwestern University	3.662%	12/1/57	4,294	4,736
	President & Fellows of Harvard College	3.619%	10/1/37	2,500	2,659
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	148
	President & Fellows of Harvard College	4.875%	10/15/40	6,100	7,762
	President & Fellows of Harvard College	3.150%	7/15/46	5,337	5,414
	President & Fellows of Harvard College	3.300%	7/15/56	2,660	2,735
	Steelcase Inc.	5.125%	1/18/29	4,730	5,333
[4]	Trustees of Boston College	3.129%	7/1/52	4,560	4,429
[4]	University of Chicago	4.003%	10/1/53	6,610	7,522
[4]	University of Notre Dame du Lac	3.438%	2/15/45	7,000	7,442
	University of Notre Dame du Lac	3.394%	2/15/48	4,275	4,544
	University of Pennsylvania	4.674%	9/1/12	10,175	13,312
	University of Pennsylvania	3.610%	2/15/19	4,985	5,096
[4]	University of Southern California	3.028%	10/1/39	9,125	9,161
[4]	University of Southern California	3.841%	10/1/47	13,625	15,137
[4]	William Marsh Rice University	3.574%	5/15/45	14,660	15,636
	Technology (2.2%)
	Adobe Inc.	3.250%	2/1/25	13,407	14,140
	Alphabet Inc.	3.625%	5/19/21	13,553	13,893
	Alphabet Inc.	3.375%	2/25/24	2,000	2,126
	Alphabet Inc.	1.998%	8/15/26	1,394	1,387
	Altera Corp.	4.100%	11/15/23	7,030	7,571
	Amphenol Corp.	3.200%	4/1/24	3,650	3,778
	Amphenol Corp.	2.800%	2/15/30	15,350	15,114
	Analog Devices Inc.	2.950%	1/12/21	325	328

101

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Analog Devices Inc.	2.500%	12/5/21	5,475	5,518
Analog Devices Inc.	2.875%	6/1/23	14,050	14,323
Analog Devices Inc.	3.125%	12/5/23	10,124	10,444
Analog Devices Inc.	3.900%	12/15/25	164	176
Analog Devices Inc.	3.500%	12/5/26	10,915	11,444
Analog Devices Inc.	5.300%	12/15/45	850	1,035
Apple Inc.	2.000%	11/13/20	13,400	13,434
Apple Inc.	2.250%	2/23/21	35,506	35,682
Apple Inc.	2.850%	5/6/21	35,110	35,647
Apple Inc.	1.550%	8/4/21	20,941	20,895
Apple Inc.	2.150%	2/9/22	29,524	29,773
Apple Inc.	2.500%	2/9/22	17,325	17,583
Apple Inc.	2.300%	5/11/22	15,795	15,990
Apple Inc.	2.700%	5/13/22	20,159	20,588
Apple Inc.	2.100%	9/12/22	5,130	5,171
Apple Inc.	2.400%	1/13/23	16,217	16,454
Apple Inc.	2.850%	2/23/23	20,095	20,634
Apple Inc.	2.400%	5/3/23	39,713	40,358
Apple Inc.	3.000%	2/9/24	14,841	15,360
Apple Inc.	3.450%	5/6/24	18,207	19,347
Apple Inc.	2.850%	5/11/24	23,032	23,802
Apple Inc.	1.800%	9/11/24	5,150	5,103
Apple Inc.	2.750%	1/13/25	19,363	19,985
Apple Inc.	2.500%	2/9/25	17,374	17,710
Apple Inc.	3.200%	5/13/25	14,960	15,791
Apple Inc.	3.250%	2/23/26	54,668	57,819
Apple Inc.	2.450%	8/4/26	30,008	30,421
Apple Inc.	2.050%	9/11/26	11,050	10,929
Apple Inc.	3.350%	2/9/27	20,027	21,310
Apple Inc.	3.200%	5/11/27	30,239	31,851
Apple Inc.	2.900%	9/12/27	38,473	40,002
Apple Inc.	3.000%	11/13/27	5,282	5,541
Apple Inc.	2.200%	9/11/29	24,000	23,540
Apple Inc.	4.500%	2/23/36	14,560	17,655
Apple Inc.	3.850%	5/4/43	29,994	33,505
Apple Inc.	4.450%	5/6/44	5,072	6,199
Apple Inc.	3.450%	2/9/45	16,266	17,079
Apple Inc.	4.375%	5/13/45	22,175	26,693
Apple Inc.	4.650%	2/23/46	50,326	62,850
Apple Inc.	3.850%	8/4/46	28,205	31,655
Apple Inc.	4.250%	2/9/47	11,275	13,373
Apple Inc.	3.750%	9/12/47	14,494	15,982
Apple Inc.	3.750%	11/13/47	10,000	11,084
Apple Inc.	2.950%	9/11/49	29,973	29,127
Applied Materials Inc.	4.300%	6/15/21	5,050	5,221
Applied Materials Inc.	3.900%	10/1/25	7,900	8,600
Applied Materials Inc.	3.300%	4/1/27	13,350	14,164
Applied Materials Inc.	5.100%	10/1/35	5,278	6,652
Applied Materials Inc.	5.850%	6/15/41	7,366	10,045
Applied Materials Inc.	4.350%	4/1/47	11,225	13,541
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,451
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,256
Arrow Electronics Inc.	3.250%	9/8/24	9,054	9,290
Arrow Electronics Inc.	4.000%	4/1/25	3,785	3,919
Arrow Electronics Inc.	3.875%	1/12/28	6,300	6,460
Autodesk Inc.	3.600%	12/15/22	1,725	1,782
Autodesk Inc.	4.375%	6/15/25	3,363	3,661
Autodesk Inc.	3.500%	6/15/27	5,110	5,346
Avnet Inc.	3.750%	12/1/21	1,950	1,992
Avnet Inc.	4.875%	12/1/22	6,870	7,278
Avnet Inc.	4.625%	4/15/26	5,855	6,204
Baidu Inc.	2.875%	7/6/22	10,200	10,293
Baidu Inc.	3.500%	11/28/22	8,525	8,763
Baidu Inc.	3.875%	9/29/23	10,550	11,001

102

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baidu Inc.	4.375%	5/14/24	9,100	9,696
	Baidu Inc.	3.625%	7/6/27	8,950	9,227
	Baidu Inc.	4.375%	3/29/28	5,000	5,419
	Baidu Inc.	4.875%	11/14/28	7,400	8,321
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	9,375	9,363
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	37,715	38,309
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	14,500	14,571
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	27,140	28,099
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	15,750	15,936
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	72,243	74,931
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	6,865	6,932
[7]	Broadcom Inc.	3.125%	4/15/21	16,200	16,392
[7]	Broadcom Inc.	3.125%	10/15/22	16,000	16,278
[7]	Broadcom Inc.	3.625%	10/15/24	36,716	38,050
[7]	Broadcom Inc.	4.250%	4/15/26	28,150	29,882
[7]	Broadcom Inc.	4.750%	4/15/29	34,500	37,664
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,581
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	5,000	4,990
	Cadence Design Systems Inc.	4.375%	10/15/24	3,992	4,279
	Cisco Systems Inc.	2.200%	2/28/21	54,600	54,834
	Cisco Systems Inc.	2.900%	3/4/21	1,500	1,518
	Cisco Systems Inc.	1.850%	9/20/21	8,675	8,683
	Cisco Systems Inc.	3.000%	6/15/22	357	367
	Cisco Systems Inc.	2.600%	2/28/23	2,650	2,708
	Cisco Systems Inc.	2.200%	9/20/23	9,600	9,685
	Cisco Systems Inc.	3.625%	3/4/24	11,595	12,389
	Cisco Systems Inc.	3.500%	6/15/25	1,000	1,074
	Cisco Systems Inc.	2.950%	2/28/26	3,655	3,837
	Cisco Systems Inc.	2.500%	9/20/26	5,525	5,633
	Cisco Systems Inc.	5.900%	2/15/39	13,808	19,356
	Cisco Systems Inc.	5.500%	1/15/40	28,878	39,325
	Citrix Systems Inc.	4.500%	12/1/27	8,000	8,640
	Corning Inc.	2.900%	5/15/22	4,775	4,872
	Corning Inc.	4.700%	3/15/37	5,511	6,069
	Corning Inc.	5.750%	8/15/40	10,031	12,493
	Corning Inc.	4.750%	3/15/42	4,600	5,189
	Corning Inc.	5.350%	11/15/48	1,150	1,433
	Corning Inc.	4.375%	11/15/57	8,950	9,011
	Corning Inc.	5.850%	11/15/68	1,445	1,685
[7]	Dell International LLC / EMC Corp.	4.420%	6/15/21	47,824	49,154
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	40,075	43,415
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	11,950	12,503
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	69,480	79,967
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	11,002
[7]	Dell International LLC / EMC Corp.	5.300%	10/1/29	14,175	15,938
[7]	Dell International LLC / EMC Corp.	8.100%	7/15/36	17,125	22,459
[7]	Dell International LLC / EMC Corp.	8.350%	7/15/46	23,500	32,207
	DXC Technology Co.	4.250%	4/15/24	17,301	18,307
	DXC Technology Co.	4.750%	4/15/27	2,500	2,693
	Equifax Inc.	2.300%	6/1/21	10,450	10,481
	Equifax Inc.	3.600%	8/15/21	1,550	1,583
	Equifax Inc.	3.300%	12/15/22	2,200	2,264
	Equifax Inc.	3.950%	6/15/23	2,930	3,080
	Equifax Inc.	2.600%	12/1/24	2,725	2,738
	Equinix Inc.	2.625%	11/18/24	11,000	11,042
	Equinix Inc.	2.900%	11/18/26	6,000	6,007
	Equinix Inc.	3.200%	11/18/29	11,188	11,221
	Fidelity National Information Services Inc.	3.500%	4/15/23	8,411	8,754
	Fidelity National Information Services Inc.	3.875%	6/5/24	2,043	2,168
	Fidelity National Information Services Inc.	3.000%	8/15/26	26,160	27,011
	Fidelity National Information Services Inc.	3.750%	5/21/29	8,348	9,113
	Fiserv Inc.	4.750%	6/15/21	550	571
	Fiserv Inc.	3.500%	10/1/22	7,367	7,631
	Fiserv Inc.	3.800%	10/1/23	14,302	15,076

103

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fiserv Inc.	2.750%	7/1/24	25,200	25,634
Fiserv Inc.	3.850%	6/1/25	14,794	15,738
Fiserv Inc.	3.200%	7/1/26	17,000	17,600
Fiserv Inc.	4.200%	10/1/28	5,285	5,826
Fiserv Inc.	3.500%	7/1/29	44,045	46,305
Fiserv Inc.	4.400%	7/1/49	25,275	28,656
Flex Ltd.	5.000%	2/15/23	8,320	8,874
Flex Ltd.	4.875%	6/15/29	7,600	8,250
FLIR Systems Inc.	3.125%	6/15/21	1,590	1,602
Global Payments Inc.	2.650%	2/15/25	19,981	20,081
Global Payments Inc.	3.200%	8/15/29	13,811	14,057
Global Payments Inc.	4.150%	8/15/49	8,500	9,073
Hewlett Packard Enterprise Co.	3.600%	10/15/20	44,503	44,987
Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,220	3,295
Hewlett Packard Enterprise Co.	4.400%	10/15/22	23,155	24,439
Hewlett Packard Enterprise Co.	2.250%	4/1/23	4,900	4,898
Hewlett Packard Enterprise Co.	4.900%	10/15/25	29,125	32,284
Hewlett Packard Enterprise Co.	6.200%	10/15/35	8,718	10,436
Hewlett Packard Enterprise Co.	6.350%	10/15/45	17,450	21,028
HP Inc.	3.750%	12/1/20	1,389	1,411
HP Inc.	4.300%	6/1/21	8,000	8,230
HP Inc.	4.050%	9/15/22	1,875	1,958
HP Inc.	6.000%	9/15/41	10,304	11,359
IBM Credit LLC	3.450%	11/30/20	5,625	5,711
IBM Credit LLC	1.800%	1/20/21	7,620	7,609
IBM Credit LLC	2.650%	2/5/21	20,100	20,252
IBM Credit LLC	3.600%	11/30/21	9,965	10,292
IBM Credit LLC	2.200%	9/8/22	8,450	8,508
IBM Credit LLC	3.000%	2/6/23	10,460	10,759
Intel Corp.	1.700%	5/19/21	10,575	10,555
Intel Corp.	3.300%	10/1/21	17,717	18,173
Intel Corp.	3.100%	7/29/22	14,871	15,340
Intel Corp.	2.700%	12/15/22	23,852	24,432
Intel Corp.	2.875%	5/11/24	14,690	15,236
Intel Corp.	3.700%	7/29/25	44,721	48,315
Intel Corp.	2.600%	5/19/26	8,863	9,064
Intel Corp.	2.450%	11/15/29	16,000	15,908
Intel Corp.	4.000%	12/15/32	6,275	7,267
Intel Corp.	4.800%	10/1/41	9,681	11,979
Intel Corp.	4.900%	7/29/45	1,143	1,461
Intel Corp.	4.100%	5/19/46	14,025	16,123
Intel Corp.	4.100%	5/11/47	13,061	14,962
Intel Corp.	3.734%	12/8/47	38,909	42,518
Intel Corp.	3.250%	11/15/49	15,450	15,471
International Business Machines Corp.	2.250%	2/19/21	16,325	16,395
International Business Machines Corp.	2.800%	5/13/21	16,950	17,173
International Business Machines Corp.	2.900%	11/1/21	3,960	4,033
International Business Machines Corp.	2.500%	1/27/22	11,060	11,191
International Business Machines Corp.	2.850%	5/13/22	30,450	31,107
International Business Machines Corp.	1.875%	8/1/22	3,953	3,954
International Business Machines Corp.	2.875%	11/9/22	22,685	23,265
International Business Machines Corp.	3.375%	8/1/23	19,255	20,140
International Business Machines Corp.	3.625%	2/12/24	22,975	24,312
International Business Machines Corp.	3.000%	5/15/24	38,250	39,606
International Business Machines Corp.	7.000%	10/30/25	5,815	7,255
International Business Machines Corp.	3.450%	2/19/26	12,567	13,371
International Business Machines Corp.	3.300%	5/15/26	45,000	47,406
International Business Machines Corp.	3.300%	1/27/27	1,500	1,588
International Business Machines Corp.	6.220%	8/1/27	5,550	6,913
International Business Machines Corp.	6.500%	1/15/28	1,520	1,923
International Business Machines Corp.	3.500%	5/15/29	40,100	43,039
International Business Machines Corp.	5.875%	11/29/32	6,026	7,953
International Business Machines Corp.	4.150%	5/15/39	25,250	28,359
International Business Machines Corp.	5.600%	11/30/39	9,685	12,614

104

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
International Business Machines Corp.	4.000%	6/20/42	22,765	25,095
International Business Machines Corp.	4.250%	5/15/49	42,165	47,952
Jabil Inc.	5.625%	12/15/20	2,300	2,366
Jabil Inc.	4.700%	9/15/22	500	529
Jabil Inc.	3.950%	1/12/28	5,190	5,325
Juniper Networks Inc.	4.350%	6/15/25	10,000	10,641
Juniper Networks Inc.	3.750%	8/15/29	8,575	8,920
Juniper Networks Inc.	5.950%	3/15/41	5,051	5,682
Keysight Technologies Inc.	4.550%	10/30/24	12,352	13,419
Keysight Technologies Inc.	4.600%	4/6/27	7,300	8,092
Keysight Technologies Inc.	3.000%	10/30/29	1,500	1,503
KLA Corp.	4.125%	11/1/21	10,535	10,889
KLA Corp.	4.650%	11/1/24	17,405	19,076
KLA Corp.	4.100%	3/15/29	18,510	20,265
KLA Corp.	5.000%	3/15/49	5,310	6,495
Lam Research Corp.	2.800%	6/15/21	8,350	8,442
Lam Research Corp.	3.800%	3/15/25	5,500	5,850
Lam Research Corp.	3.750%	3/15/26	12,925	13,843
Lam Research Corp.	4.000%	3/15/29	11,150	12,256
Lam Research Corp.	4.875%	3/15/49	14,175	17,681
Marvell Technology Group Ltd.	4.200%	6/22/23	5,750	6,038
Marvell Technology Group Ltd.	4.875%	6/22/28	5,525	6,091
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,335
Maxim Integrated Products Inc.	3.450%	6/15/27	5,400	5,564
Microchip Technology Inc.	3.922%	6/1/21	6,000	6,130
Microchip Technology Inc.	4.333%	6/1/23	5,000	5,283
Micron Technology Inc.	4.640%	2/6/24	4,800	5,190
Micron Technology Inc.	4.975%	2/6/26	6,650	7,365
Micron Technology Inc.	4.185%	2/15/27	10,930	11,668
Micron Technology Inc.	5.327%	2/6/29	9,425	10,756
Micron Technology Inc.	4.663%	2/15/30	4,300	4,730
Microsoft Corp.	2.000%	11/3/20	52,013	52,118
Microsoft Corp.	4.000%	2/8/21	6,025	6,178
Microsoft Corp.	1.550%	8/8/21	30,395	30,335
Microsoft Corp.	2.400%	2/6/22	31,721	32,172
Microsoft Corp.	2.375%	2/12/22	19,292	19,554
Microsoft Corp.	2.650%	11/3/22	11,530	11,800
Microsoft Corp.	2.375%	5/1/23	12,848	13,067
Microsoft Corp.	2.000%	8/8/23	23,472	23,602
Microsoft Corp.	3.625%	12/15/23	2,000	2,128
Microsoft Corp.	2.875%	2/6/24	26,200	27,165
Microsoft Corp.	2.700%	2/12/25	13,916	14,383
Microsoft Corp.	3.125%	11/3/25	32,217	34,052
Microsoft Corp.	2.400%	8/8/26	48,869	49,360
Microsoft Corp.	3.300%	2/6/27	24,515	26,168
Microsoft Corp.	3.500%	2/12/35	19,543	21,497
Microsoft Corp.	4.200%	11/3/35	15,985	18,855
Microsoft Corp.	3.450%	8/8/36	36,676	40,097
Microsoft Corp.	4.100%	2/6/37	26,625	31,365
Microsoft Corp.	4.500%	10/1/40	15,397	19,075
Microsoft Corp.	3.500%	11/15/42	29,340	31,858
Microsoft Corp.	3.750%	5/1/43	7,006	7,742
Microsoft Corp.	4.875%	12/15/43	13,757	17,946
Microsoft Corp.	3.750%	2/12/45	29,275	33,222
Microsoft Corp.	4.450%	11/3/45	47,045	58,602
Microsoft Corp.	3.700%	8/8/46	52,862	59,649
Microsoft Corp.	4.250%	2/6/47	35,300	43,081
Microsoft Corp.	4.000%	2/12/55	33,008	39,012
Microsoft Corp.	4.750%	11/3/55	775	1,037
Microsoft Corp.	3.950%	8/8/56	15,375	18,186
Microsoft Corp.	4.500%	2/6/57	20,899	27,051
Motorola Solutions Inc.	3.750%	5/15/22	4,698	4,852
Motorola Solutions Inc.	3.500%	3/1/23	11,265	11,614
Motorola Solutions Inc.	4.000%	9/1/24	11,035	11,672

105

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Motorola Solutions Inc.	4.600%	2/23/28	8,550	9,248
	Motorola Solutions Inc.	5.500%	9/1/44	4,550	4,994
	NetApp Inc.	3.300%	9/29/24	4,450	4,601
	NVIDIA Corp.	2.200%	9/16/21	11,850	11,898
	NVIDIA Corp.	3.200%	9/16/26	10,790	11,281
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	11,400	12,383
[7]	NXP BV / NXP Funding LLC	5.350%	3/1/26	12,941	14,526
[7]	NXP BV / NXP Funding LLC	5.550%	12/1/28	10,550	12,330
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,900	3,067
[7]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	22,800	24,624
	Oracle Corp.	2.800%	7/8/21	11,643	11,810
	Oracle Corp.	1.900%	9/15/21	62,638	62,717
	Oracle Corp.	2.500%	5/15/22	19,453	19,730
	Oracle Corp.	2.500%	10/15/22	13,669	13,896
	Oracle Corp.	2.625%	2/15/23	12,661	12,906
	Oracle Corp.	2.400%	9/15/23	28,266	28,720
	Oracle Corp.	3.400%	7/8/24	37,835	39,914
	Oracle Corp.	2.950%	11/15/24	24,920	25,835
	Oracle Corp.	2.950%	5/15/25	33,437	34,753
	Oracle Corp.	2.650%	7/15/26	62,448	63,746
	Oracle Corp.	3.250%	11/15/27	5,000	5,286
	Oracle Corp.	3.250%	5/15/30	5,170	5,486
	Oracle Corp.	4.300%	7/8/34	20,495	23,929
	Oracle Corp.	3.900%	5/15/35	6,647	7,393
	Oracle Corp.	3.850%	7/15/36	23,705	25,947
	Oracle Corp.	3.800%	11/15/37	18,974	20,662
	Oracle Corp.	6.125%	7/8/39	5,000	6,989
	Oracle Corp.	5.375%	7/15/40	37,455	48,540
	Oracle Corp.	4.500%	7/8/44	20,538	24,221
	Oracle Corp.	4.125%	5/15/45	24,825	27,898
	Oracle Corp.	4.000%	7/15/46	27,710	30,732
	Oracle Corp.	4.000%	11/15/47	25,050	27,975
	Oracle Corp.	4.375%	5/15/55	13,477	15,935
	PayPal Holdings Inc.	2.200%	9/26/22	11,150	11,213
	PayPal Holdings Inc.	2.400%	10/1/24	14,000	14,136
	PayPal Holdings Inc.	2.650%	10/1/26	14,350	14,539
	PayPal Holdings Inc.	2.850%	10/1/29	18,540	18,578
	QUALCOMM Inc.	3.000%	5/20/22	22,225	22,763
	QUALCOMM Inc.	2.600%	1/30/23	22,075	22,461
	QUALCOMM Inc.	2.900%	5/20/24	17,320	17,847
	QUALCOMM Inc.	3.450%	5/20/25	26,800	28,251
	QUALCOMM Inc.	3.250%	5/20/27	19,400	20,312
	QUALCOMM Inc.	4.650%	5/20/35	9,826	11,626
	QUALCOMM Inc.	4.800%	5/20/45	15,637	19,116
	QUALCOMM Inc.	4.300%	5/20/47	17,365	19,920
	salesforce.com Inc.	3.250%	4/11/23	13,250	13,756
	salesforce.com Inc.	3.700%	4/11/28	16,000	17,543
	Seagate HDD Cayman	4.250%	3/1/22	1,133	1,170
	Seagate HDD Cayman	4.750%	6/1/23	2,503	2,650
	Seagate HDD Cayman	4.875%	3/1/24	9,125	9,707
	Seagate HDD Cayman	4.750%	1/1/25	6,348	6,737
	Seagate HDD Cayman	4.875%	6/1/27	7,045	7,468
	Seagate HDD Cayman	5.750%	12/1/34	7,105	7,478
	Tech Data Corp.	3.700%	2/15/22	7,735	7,893
	Tech Data Corp.	4.950%	2/15/27	5,000	5,148
	Texas Instruments Inc.	2.750%	3/12/21	8,025	8,112
	Texas Instruments Inc.	1.850%	5/15/22	5,700	5,706
	Texas Instruments Inc.	2.625%	5/15/24	3,550	3,638
	Texas Instruments Inc.	2.900%	11/3/27	7,125	7,440
	Texas Instruments Inc.	2.250%	9/4/29	9,500	9,355
	Texas Instruments Inc.	3.875%	3/15/39	8,850	9,948
	Texas Instruments Inc.	4.150%	5/15/48	15,650	18,493
	Total System Services Inc.	3.800%	4/1/21	9,645	9,824
	Total System Services Inc.	3.750%	6/1/23	4,448	4,642

106

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Total System Services Inc.	4.000%	6/1/23	7,638	8,039
	Total System Services Inc.	4.800%	4/1/26	8,098	8,999
	Total System Services Inc.	4.450%	6/1/28	3,000	3,267
	Trimble Inc.	4.150%	6/15/23	1,400	1,477
	Trimble Inc.	4.750%	12/1/24	5,796	6,279
	Trimble Inc.	4.900%	6/15/28	4,000	4,361
	Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,264
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,264
	Tyco Electronics Group SA	3.700%	2/15/26	1,000	1,055
	Tyco Electronics Group SA	3.125%	8/15/27	12,120	12,426
	Tyco Electronics Group SA	7.125%	10/1/37	7,700	11,315
	Verisk Analytics Inc.	5.800%	5/1/21	4,650	4,869
	Verisk Analytics Inc.	4.125%	9/12/22	6,015	6,288
	Verisk Analytics Inc.	4.000%	6/15/25	10,327	11,106
	Verisk Analytics Inc.	4.125%	3/15/29	7,960	8,686
	Verisk Analytics Inc.	5.500%	6/15/45	9,650	11,889
	VMware Inc.	2.300%	8/21/20	13,025	13,042
	VMware Inc.	2.950%	8/21/22	25,865	26,344
	VMware Inc.	3.900%	8/21/27	13,249	13,820
	Xilinx Inc.	3.000%	3/15/21	10,700	10,823
	Xilinx Inc.	2.950%	6/1/24	8,225	8,441
	Transportation (0.7%)
[4]	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	559	573
[4]	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	708	744
[4]	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	4,941	5,167
[4]	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,652	2,770
[4]	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	2,274	2,332
[4]	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,554	1,572
[4]	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	893	937
[4]	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	2,892	3,054
[4]	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	3,063	3,211
[4]	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	5,725	5,907
[4]	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	8,887	9,157
[4]	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	2,005	2,056
[4]	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,231	5,321
[4]	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,234	2,341
[4]	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,180	1,241
[4]	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,838	1,873
[4]	American Airlines 2019-1 Class AA Pass Through Trust	3.150%	8/15/33	5,250	5,329
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	719
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,950	10,178
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	5,445	5,565
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	7,041	7,224
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	9,306	9,562
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,701	8,177
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,442	10,080
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	10,903	11,525
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	11,585	12,054
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,403	6,880
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,131	1,422
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,755	9,352
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,563
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,211	4,509
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	9,310	12,573
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	7,300	9,067
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	10,805	13,925
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	5,321
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,956	8,035
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	11,196	13,002
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,960	17,412
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,650	5,927
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	8,131	10,062
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,702	12,758

107

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,484	10,899
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,540	9,184
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	12,208	13,361
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	12,940	14,620
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,975	7,860
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,225	9,388
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	12,075	12,521
	Canadian National Railway Co.	2.850%	12/15/21	2,410	2,443
	Canadian National Railway Co.	2.950%	11/21/24	9,219	9,456
	Canadian National Railway Co.	2.750%	3/1/26	6,967	7,110
	Canadian National Railway Co.	6.900%	7/15/28	2,050	2,711
	Canadian National Railway Co.	6.250%	8/1/34	1,420	1,960
	Canadian National Railway Co.	6.200%	6/1/36	4,418	6,101
	Canadian National Railway Co.	6.375%	11/15/37	2,568	3,663
	Canadian National Railway Co.	3.200%	8/2/46	2,300	2,338
	Canadian National Railway Co.	3.650%	2/3/48	11,685	12,748
	Canadian National Railway Co.	4.450%	1/20/49	100	123
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,108
	Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,760
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,686
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	7,192
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	4,034
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	470
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,464	2,934
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,454	19,147
	Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	18,262
	Canadian Pacific Railway Co.	4.800%	8/1/45	500	624
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,350	4,880
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,192	4,577
[4]	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,485	2,615
[4]	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,754	2,813
[4]	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	5,366	5,612
[4]	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	943	994
	CSX Corp.	4.250%	6/1/21	4,465	4,579
	CSX Corp.	3.700%	11/1/23	5,600	5,919
	CSX Corp.	3.400%	8/1/24	3,500	3,684
	CSX Corp.	3.350%	11/1/25	10,090	10,675
	CSX Corp.	2.600%	11/1/26	6,490	6,585
	CSX Corp.	3.250%	6/1/27	9,589	10,058
	CSX Corp.	3.800%	3/1/28	10,585	11,514
	CSX Corp.	4.250%	3/15/29	16,808	18,871
	CSX Corp.	2.400%	2/15/30	4,500	4,393
	CSX Corp.	6.000%	10/1/36	6,794	8,829
	CSX Corp.	6.150%	5/1/37	3,867	5,121
	CSX Corp.	6.220%	4/30/40	7,850	10,649
	CSX Corp.	5.500%	4/15/41	8,687	10,907
	CSX Corp.	4.750%	5/30/42	6,755	7,907
	CSX Corp.	4.400%	3/1/43	313	349
	CSX Corp.	4.100%	3/15/44	7,150	7,761
	CSX Corp.	3.800%	11/1/46	4,800	4,975
	CSX Corp.	4.300%	3/1/48	8,850	9,947
	CSX Corp.	4.750%	11/15/48	5,175	6,255
	CSX Corp.	4.500%	3/15/49	11,550	13,383
	CSX Corp.	3.350%	9/15/49	7,150	7,035
	CSX Corp.	3.950%	5/1/50	6,160	6,646
	CSX Corp.	4.500%	8/1/54	275	315
	CSX Corp.	4.250%	11/1/66	8,695	9,292
	CSX Corp.	4.650%	3/1/68	9,075	10,346
[4]	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,461	3,770
[4]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,266	3,447
[4]	Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/24	6,000	6,232
	Delta Air Lines Inc.	2.600%	12/4/20	6,775	6,795
	Delta Air Lines Inc.	3.400%	4/19/21	6,450	6,527
	Delta Air Lines Inc.	3.625%	3/15/22	9,975	10,217

108

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	3.800%	4/19/23	7,725	8,013
	Delta Air Lines Inc.	2.900%	10/28/24	7,000	7,017
	Delta Air Lines Inc.	4.375%	4/19/28	6,975	7,315
	Delta Air Lines Inc.	3.750%	10/28/29	5,000	4,978
	FedEx Corp.	3.400%	1/14/22	1,000	1,027
	FedEx Corp.	2.625%	8/1/22	5,865	5,950
	FedEx Corp.	4.000%	1/15/24	6,126	6,548
	FedEx Corp.	3.200%	2/1/25	7,364	7,631
	FedEx Corp.	3.250%	4/1/26	7,585	7,862
	FedEx Corp.	3.300%	3/15/27	5,950	6,113
	FedEx Corp.	3.400%	2/15/28	7,590	7,712
	FedEx Corp.	4.900%	1/15/34	1,762	1,992
	FedEx Corp.	3.900%	2/1/35	8,016	8,095
	FedEx Corp.	3.875%	8/1/42	3,420	3,287
	FedEx Corp.	4.100%	4/15/43	5,870	5,738
	FedEx Corp.	5.100%	1/15/44	6,795	7,437
	FedEx Corp.	4.100%	2/1/45	1,700	1,635
	FedEx Corp.	4.750%	11/15/45	18,965	19,962
	FedEx Corp.	4.550%	4/1/46	10,930	11,170
	FedEx Corp.	4.400%	1/15/47	8,830	8,874
	FedEx Corp.	4.050%	2/15/48	21,410	20,548
	FedEx Corp.	4.950%	10/17/48	8,250	8,965
	FedEx Corp.	4.500%	2/1/65	1,124	1,012
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,100	4,218
	JB Hunt Transport Services Inc.	3.875%	3/1/26	3,875	4,138
[4]	JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	10,260	10,339
	Kansas City Southern	3.000%	5/15/23	7,866	8,037
	Kansas City Southern	2.875%	11/15/29	5,735	5,712
	Kansas City Southern	4.300%	5/15/43	5,390	5,862
	Kansas City Southern	4.950%	8/15/45	9,025	10,582
	Kansas City Southern	4.700%	5/1/48	12,600	14,569
	Kirby Corp.	4.200%	3/1/28	22,676	23,903
[4]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,326	2,399
	Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,519
	Norfolk Southern Corp.	3.000%	4/1/22	10,073	10,293
	Norfolk Southern Corp.	2.903%	2/15/23	6,903	7,052
	Norfolk Southern Corp.	3.850%	1/15/24	3,575	3,788
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,658
	Norfolk Southern Corp.	3.650%	8/1/25	1,775	1,893
	Norfolk Southern Corp.	2.900%	6/15/26	2,405	2,472
	Norfolk Southern Corp.	7.800%	5/15/27	2,800	3,677
	Norfolk Southern Corp.	3.150%	6/1/27	6,070	6,322
	Norfolk Southern Corp.	3.800%	8/1/28	8,290	9,096
	Norfolk Southern Corp.	2.550%	11/1/29	9,200	9,134
	Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,797
	Norfolk Southern Corp.	4.837%	10/1/41	20,661	24,456
	Norfolk Southern Corp.	3.950%	10/1/42	478	506
	Norfolk Southern Corp.	4.450%	6/15/45	5,515	6,321
	Norfolk Southern Corp.	4.650%	1/15/46	6,910	8,137
	Norfolk Southern Corp.	3.942%	11/1/47	2,050	2,196
	Norfolk Southern Corp.	4.150%	2/28/48	2,810	3,170
	Norfolk Southern Corp.	4.100%	5/15/49	4,550	4,999
	Norfolk Southern Corp.	3.400%	11/1/49	2,955	2,921
	Norfolk Southern Corp.	4.050%	8/15/52	19,253	21,124
	Norfolk Southern Corp.	6.000%	3/15/05	972	1,282
	Norfolk Southern Corp.	5.100%	8/1/18	6,893	8,110
	Ryder System Inc.	3.500%	6/1/21	6,640	6,768
	Ryder System Inc.	2.875%	6/1/22	3,000	3,053
	Ryder System Inc.	2.500%	9/1/22	400	402
	Ryder System Inc.	3.400%	3/1/23	4,505	4,643
	Ryder System Inc.	3.750%	6/9/23	13,715	14,313
	Ryder System Inc.	3.650%	3/18/24	12,000	12,597
	Ryder System Inc.	2.500%	9/1/24	5,000	5,021
	Ryder System Inc.	2.900%	12/1/26	2,000	2,012

109

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Airlines Co.	2.750%	11/16/22	950	963
	Southwest Airlines Co.	3.000%	11/15/26	5,350	5,465
	Southwest Airlines Co.	3.450%	11/16/27	3,460	3,621
[4]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	743	782
[4]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,530	1,594
	Union Pacific Corp.	4.000%	2/1/21	6,303	6,409
	Union Pacific Corp.	3.200%	6/8/21	14,025	14,265
	Union Pacific Corp.	2.950%	3/1/22	5,750	5,873
	Union Pacific Corp.	4.163%	7/15/22	13,508	14,193
	Union Pacific Corp.	2.750%	4/15/23	1,930	1,965
	Union Pacific Corp.	3.500%	6/8/23	13,100	13,708
	Union Pacific Corp.	3.646%	2/15/24	6,620	6,968
	Union Pacific Corp.	3.150%	3/1/24	2,300	2,389
	Union Pacific Corp.	3.750%	3/15/24	2,538	2,684
	Union Pacific Corp.	3.250%	1/15/25	3,129	3,261
	Union Pacific Corp.	3.750%	7/15/25	9,900	10,602
	Union Pacific Corp.	3.250%	8/15/25	12,580	13,243
	Union Pacific Corp.	2.750%	3/1/26	15,085	15,404
	Union Pacific Corp.	3.000%	4/15/27	1,000	1,042
	Union Pacific Corp.	3.950%	9/10/28	19,505	21,495
	Union Pacific Corp.	3.700%	3/1/29	7,700	8,384
	Union Pacific Corp.	3.375%	2/1/35	7,200	7,423
	Union Pacific Corp.	3.600%	9/15/37	14,300	14,900
	Union Pacific Corp.	4.375%	9/10/38	7,205	8,219
	Union Pacific Corp.	4.250%	4/15/43	1,831	2,028
	Union Pacific Corp.	4.150%	1/15/45	1,550	1,698
	Union Pacific Corp.	4.050%	11/15/45	5,182	5,593
	Union Pacific Corp.	4.050%	3/1/46	2,900	3,158
	Union Pacific Corp.	3.350%	8/15/46	6,015	5,875
	Union Pacific Corp.	4.300%	3/1/49	9,150	10,467
	Union Pacific Corp.	3.799%	10/1/51	18,667	19,798
	Union Pacific Corp.	3.875%	2/1/55	9,700	10,150
	Union Pacific Corp.	3.950%	8/15/59	2,250	2,356
[7]	Union Pacific Corp.	3.839%	3/20/60	15,414	15,421
	Union Pacific Corp.	4.375%	11/15/65	10,616	11,640
	Union Pacific Corp.	4.100%	9/15/67	6,915	7,123
[4]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	682	798
[4]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,070	2,218
[4]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,159	3,340
[4]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,141	1,199
[4]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	3,008
[4]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,842	3,962
[4]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,095	3,177
[4]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	27,250	27,833
[4]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,526	2,556
[4]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,494	4,551
[4]	United Airlines 2019-1 Class AA Pass Through Trust	4.150%	8/25/31	9,325	10,064
[4]	United Airlines 2019-2 Class AA Pass Through Trust	2.700%	11/1/33	6,200	6,195
	United Parcel Service Inc.	3.125%	1/15/21	9,599	9,723
	United Parcel Service Inc.	2.050%	4/1/21	8,175	8,196
	United Parcel Service Inc.	2.350%	5/16/22	5,672	5,735
	United Parcel Service Inc.	2.450%	10/1/22	9,408	9,555
	United Parcel Service Inc.	2.500%	4/1/23	8,354	8,485
	United Parcel Service Inc.	2.800%	11/15/24	9,955	10,266
	United Parcel Service Inc.	2.400%	11/15/26	7,475	7,537
	United Parcel Service Inc.	3.050%	11/15/27	20,025	21,023
	United Parcel Service Inc.	3.400%	3/15/29	5,300	5,674
	United Parcel Service Inc.	2.500%	9/1/29	5,000	4,988
	United Parcel Service Inc.	6.200%	1/15/38	16,821	23,603
	United Parcel Service Inc.	4.875%	11/15/40	5,267	6,399
	United Parcel Service Inc.	3.625%	10/1/42	4,555	4,708
	United Parcel Service Inc.	3.400%	11/15/46	4,240	4,237
	United Parcel Service Inc.	3.750%	11/15/47	12,950	13,886

110

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Parcel Service Inc.	4.250%	3/15/49	7,450	8,616
	United Parcel Service Inc.	3.400%	9/1/49	8,050	8,154
	United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,204
[4]	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	878	969
[4]	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	531	570
[4]	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	538	563
					40,658,989
Utilities (2.0%)
	Electric (1.8%)
	AEP Texas Inc.	2.400%	10/1/22	4,060	4,089
	AEP Texas Inc.	3.950%	6/1/28	10,450	11,378
	AEP Texas Inc.	3.800%	10/1/47	4,450	4,654
	AEP Texas Inc.	3.450%	1/15/50	5,000	4,995
	AEP Transmission Co. LLC	3.100%	12/1/26	3,265	3,365
	AEP Transmission Co. LLC	4.000%	12/1/46	5,490	6,058
	AEP Transmission Co. LLC	3.750%	12/1/47	6,500	6,965
	AEP Transmission Co. LLC	4.250%	9/15/48	3,575	4,099
	AEP Transmission Co. LLC	3.800%	6/15/49	5,000	5,352
	AEP Transmission Co. LLC	3.150%	9/15/49	4,690	4,543
	Alabama Power Co.	2.450%	3/30/22	7,950	8,049
	Alabama Power Co.	3.550%	12/1/23	9,021	9,503
	Alabama Power Co.	6.125%	5/15/38	775	1,045
	Alabama Power Co.	6.000%	3/1/39	658	913
	Alabama Power Co.	3.850%	12/1/42	2,795	2,972
	Alabama Power Co.	4.150%	8/15/44	4,750	5,277
	Alabama Power Co.	3.750%	3/1/45	3,970	4,163
	Alabama Power Co.	4.300%	1/2/46	14,654	16,677
	Alabama Power Co.	3.700%	12/1/47	6,200	6,496
	Alabama Power Co.	4.300%	7/15/48	6,975	8,035
	Alabama Power Co.	3.450%	10/1/49	7,450	7,623
	Ameren Corp.	3.650%	2/15/26	4,140	4,328
	Ameren Illinois Co.	2.700%	9/1/22	13,076	13,303
	Ameren Illinois Co.	3.250%	3/1/25	2,335	2,442
	Ameren Illinois Co.	3.800%	5/15/28	6,020	6,560
	Ameren Illinois Co.	4.150%	3/15/46	2,875	3,270
	Ameren Illinois Co.	3.700%	12/1/47	7,165	7,592
	Ameren Illinois Co.	4.500%	3/15/49	5,950	7,307
	American Electric Power Co. Inc.	3.650%	12/1/21	4,675	4,818
	American Electric Power Co. Inc.	2.950%	12/15/22	5,431	5,545
	American Electric Power Co. Inc.	3.200%	11/13/27	250	256
	American Electric Power Co. Inc.	4.300%	12/1/28	6,250	6,927
	Appalachian Power Co.	4.600%	3/30/21	5,822	5,975
	Appalachian Power Co.	3.400%	6/1/25	3,350	3,508
	Appalachian Power Co.	3.300%	6/1/27	5,325	5,517
	Appalachian Power Co.	7.000%	4/1/38	585	819
	Appalachian Power Co.	4.400%	5/15/44	1,625	1,826
	Appalachian Power Co.	4.450%	6/1/45	6,025	6,890
	Appalachian Power Co.	4.500%	3/1/49	12,670	14,694
	Arizona Public Service Co.	3.150%	5/15/25	5,050	5,236
	Arizona Public Service Co.	2.950%	9/15/27	1,000	1,024
	Arizona Public Service Co.	5.050%	9/1/41	85	103
	Arizona Public Service Co.	4.500%	4/1/42	8,888	10,224
	Arizona Public Service Co.	4.350%	11/15/45	1,150	1,304
	Arizona Public Service Co.	3.750%	5/15/46	10,550	10,970
	Arizona Public Service Co.	4.200%	8/15/48	500	556
	Arizona Public Service Co.	4.250%	3/1/49	5,800	6,546
	Arizona Public Service Co.	3.500%	12/1/49	3,430	3,437
	Avangrid Inc.	3.150%	12/1/24	8,658	8,925
	Avangrid Inc.	3.800%	6/1/29	10,115	10,698
	Avista Corp.	4.350%	6/1/48	4,195	4,744
	Baltimore Gas & Electric Co.	3.500%	11/15/21	2,738	2,811
	Baltimore Gas & Electric Co.	3.350%	7/1/23	7,030	7,292
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,790	3,802

111

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baltimore Gas & Electric Co.	6.350%	10/1/36	683	941
Baltimore Gas & Electric Co.	3.500%	8/15/46	7,765	7,929
Baltimore Gas & Electric Co.	3.750%	8/15/47	5,500	5,864
Baltimore Gas & Electric Co.	4.250%	9/15/48	3,350	3,878
Baltimore Gas & Electric Co.	3.200%	9/15/49	6,645	6,501
Berkshire Hathaway Energy Co.	2.375%	1/15/21	6,100	6,120
Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,685
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,622
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,161	7,553
Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,075	4,251
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,726	16,139
Berkshire Hathaway Energy Co.	5.950%	5/15/37	11,500	15,536
Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,884
Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,347	10,488
Berkshire Hathaway Energy Co.	4.500%	2/1/45	7,875	9,269
Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,330	5,649
Berkshire Hathaway Energy Co.	4.450%	1/15/49	12,045	14,117
Black Hills Corp.	4.250%	11/30/23	4,000	4,243
Black Hills Corp.	3.950%	1/15/26	2,700	2,845
Black Hills Corp.	3.150%	1/15/27	4,850	4,890
Black Hills Corp.	3.050%	10/15/29	3,915	3,912
Black Hills Corp.	4.350%	5/1/33	5,260	5,763
Black Hills Corp.	4.200%	9/15/46	3,780	3,932
Black Hills Corp.	3.875%	10/15/49	3,910	3,907
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,575
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	8,300	8,341
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,000	1,971
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,650	1,681
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	141
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,272	11,624
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,506
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,600	6,210
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,250	7,319
CenterPoint Energy Inc.	3.600%	11/1/21	3,000	3,071
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,723
CenterPoint Energy Inc.	3.850%	2/1/24	9,325	9,789
CenterPoint Energy Inc.	2.500%	9/1/24	2,000	2,002
CenterPoint Energy Inc.	4.250%	11/1/28	4,775	5,139
CenterPoint Energy Inc.	2.950%	3/1/30	6,000	5,900
CenterPoint Energy Inc.	3.700%	9/1/49	6,000	5,910
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	6,326
Cleco Corporate Holdings LLC	4.973%	5/1/46	5,450	6,037
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,292
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	7,440
CMS Energy Corp.	5.050%	3/15/22	1,280	1,350
CMS Energy Corp.	3.000%	5/15/26	6,275	6,376
CMS Energy Corp.	3.450%	8/15/27	1,675	1,748
CMS Energy Corp.	4.875%	3/1/44	5,750	6,844
Commonwealth Edison Co.	3.400%	9/1/21	4,660	4,767
Commonwealth Edison Co.	2.550%	6/15/26	10,800	10,885
Commonwealth Edison Co.	2.950%	8/15/27	4,700	4,830
Commonwealth Edison Co.	5.900%	3/15/36	3,144	4,164
Commonwealth Edison Co.	6.450%	1/15/38	8,098	11,504
Commonwealth Edison Co.	3.800%	10/1/42	3,549	3,807
Commonwealth Edison Co.	4.600%	8/15/43	3,990	4,740
Commonwealth Edison Co.	4.700%	1/15/44	5,527	6,665
Commonwealth Edison Co.	3.700%	3/1/45	8,850	9,406
Commonwealth Edison Co.	4.350%	11/15/45	6,625	7,691
Commonwealth Edison Co.	3.650%	6/15/46	11,792	12,369
Commonwealth Edison Co.	3.750%	8/15/47	6,695	7,227
Commonwealth Edison Co.	4.000%	3/1/48	9,890	11,007
Commonwealth Edison Co.	4.000%	3/1/49	7,550	8,491
Commonwealth Edison Co.	3.200%	11/15/49	3,000	2,978
Connecticut Light & Power Co.	2.500%	1/15/23	8,110	8,209

112

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Light & Power Co.	3.200%	3/15/27	6,835	7,170
	Connecticut Light & Power Co.	4.300%	4/15/44	5,500	6,456
	Connecticut Light & Power Co.	4.150%	6/1/45	4,500	5,198
	Connecticut Light & Power Co.	4.000%	4/1/48	10,050	11,515
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	1,675	1,739
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,000	1,086
	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,350	1,495
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,941
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,744	6,169
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,095	4,159
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	688
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,850	2,644
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	5,987	7,755
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,800	10,213
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,795	3,021
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	21,389	24,626
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	10,750	12,539
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	9,985	10,712
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,750	8,362
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	16,952	19,164
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,782	5,715
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,355	3,774
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,675	3,876
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,410	8,571
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	5,753	5,925
	Consolidated Edison Inc.	2.000%	5/15/21	5,300	5,298
	Consumers Energy Co.	2.850%	5/15/22	11,725	11,975
	Consumers Energy Co.	3.375%	8/15/23	7,210	7,522
	Consumers Energy Co.	3.800%	11/15/28	6,935	7,648
	Consumers Energy Co.	3.950%	5/15/43	4,343	4,809
	Consumers Energy Co.	3.250%	8/15/46	4,900	4,867
	Consumers Energy Co.	3.950%	7/15/47	3,975	4,464
	Consumers Energy Co.	4.050%	5/15/48	6,000	6,868
	Consumers Energy Co.	4.350%	4/15/49	6,775	8,180
	Consumers Energy Co.	3.100%	8/15/50	4,585	4,595
	Delmarva Power & Light Co.	3.500%	11/15/23	4,525	4,739
	Delmarva Power & Light Co.	4.150%	5/15/45	7,400	8,266
	Dominion Energy Inc.	2.715%	8/15/21	2,000	2,015
	Dominion Energy Inc.	2.750%	1/15/22	5,825	5,897
	Dominion Energy Inc.	2.750%	9/15/22	600	607
	Dominion Energy Inc.	3.071%	8/15/24	3,160	3,213
	Dominion Energy Inc.	3.900%	10/1/25	8,915	9,487
	Dominion Energy Inc.	2.850%	8/15/26	3,204	3,229
	Dominion Energy Inc.	4.250%	6/1/28	4,095	4,509
	Dominion Energy Inc.	6.300%	3/15/33	6,200	8,061
	Dominion Energy Inc.	5.250%	8/1/33	1,134	1,361
	Dominion Energy Inc.	5.950%	6/15/35	9,169	11,567
	Dominion Energy Inc.	7.000%	6/15/38	4,752	6,568
	Dominion Energy Inc.	4.900%	8/1/41	8,360	9,707
	Dominion Energy Inc.	4.050%	9/15/42	7,881	8,251
	Dominion Energy Inc.	4.700%	12/1/44	3,226	3,706
	Dominion Energy Inc.	4.600%	3/15/49	5,900	6,850
[4]	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,717
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	5,529	7,454
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,710	7,681
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,345	4,312
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,610	5,434
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	4,775	6,203
	DTE Electric Co.	3.650%	3/15/24	9,250	9,766
	DTE Electric Co.	3.375%	3/1/25	7,750	8,152
	DTE Electric Co.	4.000%	4/1/43	6,425	7,152
	DTE Electric Co.	3.700%	3/15/45	5,739	6,161
	DTE Electric Co.	3.700%	6/1/46	2,225	2,390
	DTE Electric Co.	3.750%	8/15/47	6,070	6,602

113

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.050%	5/15/48	3,075	3,526
	DTE Electric Co.	3.950%	3/1/49	5,000	5,711
	DTE Energy Co.	2.600%	6/15/22	3,000	3,015
	DTE Energy Co.	2.250%	11/1/22	2,500	2,500
	DTE Energy Co.	3.700%	8/1/23	6,250	6,506
	DTE Energy Co.	3.850%	12/1/23	950	996
	DTE Energy Co.	3.500%	6/1/24	7,006	7,298
	DTE Energy Co.	2.529%	10/1/24	3,250	3,255
	DTE Energy Co.	2.850%	10/1/26	26,200	26,234
	DTE Energy Co.	3.800%	3/15/27	26,125	27,539
	DTE Energy Co.	3.400%	6/15/29	3,500	3,569
	DTE Energy Co.	2.950%	3/1/30	3,210	3,175
	DTE Energy Co.	6.375%	4/15/33	4,945	6,445
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,195	1,224
	Duke Energy Carolinas LLC	3.350%	5/15/22	1,800	1,856
	Duke Energy Carolinas LLC	2.500%	3/15/23	8,800	8,919
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,395
	Duke Energy Carolinas LLC	2.950%	12/1/26	7,165	7,383
	Duke Energy Carolinas LLC	3.950%	11/15/28	8,350	9,279
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,690	7,082
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,050	4,015
	Duke Energy Carolinas LLC	6.450%	10/15/32	4,390	5,988
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,276	13,917
	Duke Energy Carolinas LLC	6.000%	1/15/38	5,820	7,811
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,361	5,983
	Duke Energy Carolinas LLC	5.300%	2/15/40	8,951	11,523
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,690	6,480
	Duke Energy Carolinas LLC	4.000%	9/30/42	7,529	8,292
	Duke Energy Carolinas LLC	3.750%	6/1/45	5,550	5,924
	Duke Energy Carolinas LLC	3.875%	3/15/46	10,300	11,412
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,425	6,875
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,500	1,658
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,060	4,990
	Duke Energy Corp.	1.800%	9/1/21	280	279
	Duke Energy Corp.	3.550%	9/15/21	7,314	7,478
	Duke Energy Corp.	2.400%	8/15/22	10,855	10,935
	Duke Energy Corp.	3.050%	8/15/22	13,015	13,306
	Duke Energy Corp.	3.950%	10/15/23	4,500	4,757
	Duke Energy Corp.	2.650%	9/1/26	11,449	11,447
	Duke Energy Corp.	3.150%	8/15/27	19,279	19,786
	Duke Energy Corp.	4.800%	12/15/45	7,470	8,821
	Duke Energy Corp.	3.750%	9/1/46	18,282	18,674
	Duke Energy Corp.	4.200%	6/15/49	3,300	3,607
	Duke Energy Florida LLC	3.100%	8/15/21	970	986
	Duke Energy Florida LLC	3.200%	1/15/27	3,300	3,433
	Duke Energy Florida LLC	3.800%	7/15/28	5,575	6,066
	Duke Energy Florida LLC	2.500%	12/1/29	13,150	13,115
	Duke Energy Florida LLC	6.350%	9/15/37	9,715	13,482
	Duke Energy Florida LLC	6.400%	6/15/38	9,221	13,117
	Duke Energy Florida LLC	5.650%	4/1/40	350	460
	Duke Energy Florida LLC	3.850%	11/15/42	125	134
	Duke Energy Florida LLC	3.400%	10/1/46	7,285	7,376
	Duke Energy Florida LLC	4.200%	7/15/48	3,600	4,139
[4]	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,932
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,976
	Duke Energy Indiana LLC	6.120%	10/15/35	5,798	7,637
	Duke Energy Indiana LLC	6.350%	8/15/38	8,504	11,945
	Duke Energy Indiana LLC	6.450%	4/1/39	500	711
	Duke Energy Indiana LLC	4.900%	7/15/43	2,200	2,720
	Duke Energy Indiana LLC	3.750%	5/15/46	18,845	20,066
	Duke Energy Indiana LLC	3.250%	10/1/49	6,980	6,998
	Duke Energy Ohio Inc.	3.800%	9/1/23	1,200	1,267
	Duke Energy Ohio Inc.	3.650%	2/1/29	13,100	14,213
	Duke Energy Ohio Inc.	3.700%	6/15/46	5,700	6,008

114

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Duke Energy Ohio Inc.	4.300%	2/1/49	1,100	1,283
Duke Energy Progress LLC	3.000%	9/15/21	8,417	8,571
Duke Energy Progress LLC	2.800%	5/15/22	3,145	3,203
Duke Energy Progress LLC	3.375%	9/1/23	2,284	2,385
Duke Energy Progress LLC	3.250%	8/15/25	7,800	8,186
Duke Energy Progress LLC	3.700%	9/1/28	7,805	8,515
Duke Energy Progress LLC	3.450%	3/15/29	9,911	10,613
Duke Energy Progress LLC	6.300%	4/1/38	6,919	9,550
Duke Energy Progress LLC	4.100%	5/15/42	871	968
Duke Energy Progress LLC	4.100%	3/15/43	1,550	1,726
Duke Energy Progress LLC	4.375%	3/30/44	9,365	10,866
Duke Energy Progress LLC	4.150%	12/1/44	6,684	7,487
Duke Energy Progress LLC	4.200%	8/15/45	5,827	6,589
Duke Energy Progress LLC	3.700%	10/15/46	6,625	6,977
Duke Energy Progress LLC	3.600%	9/15/47	6,500	6,769
Edison International	2.400%	9/15/22	5,145	5,107
Edison International	2.950%	3/15/23	950	949
Edison International	5.750%	6/15/27	1,000	1,120
Edison International	4.125%	3/15/28	3,425	3,510
El Paso Electric Co.	6.000%	5/15/35	2,875	3,519
El Paso Electric Co.	5.000%	12/1/44	4,500	5,269
Emera US Finance LP	2.700%	6/15/21	8,020	8,081
Emera US Finance LP	3.550%	6/15/26	9,083	9,417
Emera US Finance LP	4.750%	6/15/46	17,269	19,932
Enel Americas SA	4.000%	10/25/26	4,000	4,134
Enel Chile SA	4.875%	6/12/28	10,670	11,825
Entergy Arkansas Inc.	3.750%	2/15/21	8,625	8,766
Entergy Arkansas Inc.	3.500%	4/1/26	5,903	6,207
Entergy Corp.	4.000%	7/15/22	7,441	7,747
Entergy Corp.	2.950%	9/1/26	8,321	8,437
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,146	4,751
Entergy Louisiana LLC	4.050%	9/1/23	6,525	6,938
Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,797
Entergy Louisiana LLC	2.400%	10/1/26	5,347	5,308
Entergy Louisiana LLC	3.120%	9/1/27	6,000	6,201
Entergy Louisiana LLC	3.250%	4/1/28	4,625	4,832
Entergy Louisiana LLC	3.050%	6/1/31	17,239	17,625
Entergy Louisiana LLC	4.000%	3/15/33	12,300	13,807
Entergy Louisiana LLC	4.950%	1/15/45	10,760	11,590
Entergy Louisiana LLC	4.200%	9/1/48	6,520	7,522
Entergy Louisiana LLC	4.200%	4/1/50	5,000	5,805
Entergy Mississippi LLC	2.850%	6/1/28	11,959	12,132
Entergy Mississippi LLC	3.850%	6/1/49	3,550	3,854
Entergy Texas Inc.	4.500%	3/30/39	400	457
Entergy Texas Inc.	3.550%	9/30/49	3,870	3,944
Evergy Inc.	2.900%	9/15/29	5,405	5,371
Eversource Energy	2.500%	3/15/21	6,650	6,687
Eversource Energy	2.750%	3/15/22	4,425	4,485
Eversource Energy	3.800%	12/1/23	6,150	6,433
Eversource Energy	2.900%	10/1/24	3,825	3,901
Eversource Energy	3.150%	1/15/25	5,547	5,710
Eversource Energy	3.300%	1/15/28	6,700	6,907
Eversource Energy	4.250%	4/1/29	8,500	9,387
Exelon Corp.	5.150%	12/1/20	9,053	9,234
Exelon Corp.	2.450%	4/15/21	3,115	3,131
Exelon Corp.	3.497%	6/1/22	2,150	2,206
Exelon Corp.	3.950%	6/15/25	20,995	22,574
Exelon Corp.	3.400%	4/15/26	10,830	11,292
Exelon Corp.	4.950%	6/15/35	7,380	8,506
Exelon Corp.	5.625%	6/15/35	5,875	7,251
Exelon Corp.	5.100%	6/15/45	4,337	5,192
Exelon Corp.	4.450%	4/15/46	11,893	13,416
Exelon Generation Co. LLC	3.400%	3/15/22	13,835	14,163
Exelon Generation Co. LLC	4.250%	6/15/22	7,020	7,337

115

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Generation Co. LLC	6.250%	10/1/39	10,992	13,275
	Exelon Generation Co. LLC	5.750%	10/1/41	3,593	4,134
	Exelon Generation Co. LLC	5.600%	6/15/42	11,628	12,975
	FirstEnergy Corp.	2.850%	7/15/22	7,300	7,409
	FirstEnergy Corp.	4.250%	3/15/23	6,299	6,640
	FirstEnergy Corp.	3.900%	7/15/27	19,107	20,389
	FirstEnergy Corp.	7.375%	11/15/31	17,330	24,371
	FirstEnergy Corp.	4.850%	7/15/47	15,638	18,563
	Florida Power & Light Co.	2.750%	6/1/23	11,475	11,729
	Florida Power & Light Co.	3.250%	6/1/24	11,015	11,494
	Florida Power & Light Co.	3.125%	12/1/25	15,355	16,087
	Florida Power & Light Co.	5.625%	4/1/34	3,125	4,096
	Florida Power & Light Co.	4.950%	6/1/35	645	790
	Florida Power & Light Co.	5.650%	2/1/37	3,396	4,534
	Florida Power & Light Co.	5.950%	2/1/38	8,235	11,272
	Florida Power & Light Co.	5.960%	4/1/39	600	844
	Florida Power & Light Co.	5.690%	3/1/40	100	135
	Florida Power & Light Co.	5.250%	2/1/41	500	645
	Florida Power & Light Co.	4.125%	2/1/42	16,098	18,273
	Florida Power & Light Co.	4.050%	6/1/42	6,140	6,913
	Florida Power & Light Co.	3.800%	12/15/42	5,095	5,599
	Florida Power & Light Co.	4.050%	10/1/44	4,300	4,922
	Florida Power & Light Co.	3.700%	12/1/47	7,525	8,285
	Florida Power & Light Co.	3.950%	3/1/48	10,860	12,279
	Florida Power & Light Co.	4.125%	6/1/48	6,272	7,279
	Florida Power & Light Co.	3.990%	3/1/49	5,450	6,215
	Florida Power & Light Co.	3.150%	10/1/49	5,005	4,987
	Fortis Inc.	3.055%	10/4/26	26,910	27,430
	Georgia Power Co.	2.400%	4/1/21	7,845	7,874
	Georgia Power Co.	2.850%	5/15/22	9,375	9,537
	Georgia Power Co.	3.250%	4/1/26	6,800	7,030
	Georgia Power Co.	3.250%	3/30/27	7,375	7,585
	Georgia Power Co.	2.650%	9/15/29	1,200	1,170
	Georgia Power Co.	4.750%	9/1/40	8,442	9,558
	Georgia Power Co.	4.300%	3/15/42	9,375	10,148
	Georgia Power Co.	4.300%	3/15/43	5,190	5,597
	Great Plains Energy Inc.	4.850%	6/1/21	1,983	2,045
	Gulf Power Co.	3.300%	5/30/27	3,400	3,550
	Iberdrola International BV	6.750%	7/15/36	3,450	4,769
	Indiana Michigan Power Co.	3.850%	5/15/28	11,120	12,038
	Indiana Michigan Power Co.	6.050%	3/15/37	7,350	9,656
	Indiana Michigan Power Co.	4.550%	3/15/46	1,780	2,072
	Indiana Michigan Power Co.	3.750%	7/1/47	9,005	9,412
	Indiana Michigan Power Co.	4.250%	8/15/48	5,375	6,111
	Interstate Power & Light Co.	3.250%	12/1/24	12,625	13,158
	Interstate Power & Light Co.	4.100%	9/26/28	5,600	6,115
	Interstate Power & Light Co.	3.600%	4/1/29	5,200	5,524
	Interstate Power & Light Co.	6.250%	7/15/39	3,345	4,397
	Interstate Power & Light Co.	3.700%	9/15/46	2,650	2,702
	Interstate Power & Light Co.	3.500%	9/30/49	250	245
	IPALCO Enterprises Inc.	3.700%	9/1/24	200	206
	ITC Holdings Corp.	2.700%	11/15/22	5,275	5,339
	ITC Holdings Corp.	3.650%	6/15/24	3,740	3,907
	ITC Holdings Corp.	3.250%	6/30/26	4,230	4,358
	ITC Holdings Corp.	3.350%	11/15/27	6,743	7,013
	ITC Holdings Corp.	5.300%	7/1/43	12,615	15,385
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,414	2,807
	Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,568
	Kansas City Power & Light Co.	5.300%	10/1/41	7,110	8,973
	Kansas City Power & Light Co.	4.200%	6/15/47	3,425	3,930
	Kansas City Power & Light Co.	4.200%	3/15/48	5,550	6,373
	Kentucky Utilities Co.	5.125%	11/1/40	3,656	4,548
	Kentucky Utilities Co.	4.375%	10/1/45	6,000	6,942
	Louisville Gas & Electric Co.	3.300%	10/1/25	4,250	4,444

116

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville Gas & Electric Co.	4.250%	4/1/49	11,000	12,537
	MidAmerican Energy Co.	3.500%	10/15/24	10,128	10,744
	MidAmerican Energy Co.	3.100%	5/1/27	4,625	4,804
	MidAmerican Energy Co.	3.650%	4/15/29	7,000	7,631
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	12,901
	MidAmerican Energy Co.	5.750%	11/1/35	2,100	2,758
	MidAmerican Energy Co.	5.800%	10/15/36	2,980	3,921
	MidAmerican Energy Co.	4.800%	9/15/43	2,769	3,384
	MidAmerican Energy Co.	4.250%	5/1/46	1,405	1,659
	MidAmerican Energy Co.	3.950%	8/1/47	3,400	3,768
	MidAmerican Energy Co.	3.650%	8/1/48	7,905	8,523
	MidAmerican Energy Co.	4.250%	7/15/49	5,150	6,174
	Mississippi Power Co.	3.950%	3/30/28	1,750	1,892
	Mississippi Power Co.	4.250%	3/15/42	7,775	8,285
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	3,300	3,337
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,412	2,462
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,175	6,240
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,435	12,675
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	5,575	5,861
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	11,000	11,345
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	7,320	7,532
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	1,345	1,417
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,285	5,469
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,440	5,920
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,166	6,726
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	886
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,712	13,200
[4]	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,897	3,013
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,415	5,736
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	6,900	8,215
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	7,045	8,358
	Nevada Power Co.	3.700%	5/1/29	11,000	11,872
	Nevada Power Co.	6.650%	4/1/36	5,650	7,739
	Nevada Power Co.	6.750%	7/1/37	7,597	10,722
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	10,000	10,049
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	9,140	9,289
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,005	6,094
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	6,000	6,187
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	2,750	2,860
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	15,352	16,267
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	9,000	9,516
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	2,000	1,997
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,000	8,180
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	4,000	4,445
	Northern States Power Co.	2.600%	5/15/23	2,000	2,029
	Northern States Power Co.	6.250%	6/1/36	3,670	5,037
	Northern States Power Co.	6.200%	7/1/37	4,643	6,423
	Northern States Power Co.	5.350%	11/1/39	8,146	10,605
	Northern States Power Co.	3.400%	8/15/42	4,083	4,241
	Northern States Power Co.	4.000%	8/15/45	3,120	3,462
	Northern States Power Co.	3.600%	9/15/47	110	116
	Northern States Power Co.	2.900%	3/1/50	3,930	3,748
	NorthWestern Corp.	4.176%	11/15/44	4,475	4,920
	NSTAR Electric Co.	2.375%	10/15/22	8,975	9,063
	NSTAR Electric Co.	3.200%	5/15/27	9,100	9,501
	NSTAR Electric Co.	3.250%	5/15/29	4,300	4,486
	NSTAR Electric Co.	5.500%	3/15/40	4,996	6,376
	Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,809
	Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,708
	Oglethorpe Power Corp.	5.250%	9/1/50	568	680
	Ohio Edison Co.	6.875%	7/15/36	1,870	2,609
	Ohio Power Co.	5.375%	10/1/21	6,266	6,638
	Ohio Power Co.	4.150%	4/1/48	4,295	4,895
	Ohio Power Co.	4.000%	6/1/49	4,780	5,370

117

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	6,182
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,216
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,750	3,887
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	365
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	6,000	6,096
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,500	6,709
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	2,100	2,290
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,600	1,997
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,440	7,726
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,260
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,771	2,775
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,780	7,373
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	5,296
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	6,450
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	10,394	11,302
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,865	4,252
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	2,700	3,130
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,000	8,751
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	14,025	13,877
PacifiCorp	2.950%	2/1/22	9,975	10,164
PacifiCorp	2.950%	6/1/23	5,215	5,343
PacifiCorp	3.600%	4/1/24	7,214	7,599
PacifiCorp	3.500%	6/15/29	11,450	12,331
PacifiCorp	7.700%	11/15/31	1,349	1,983
PacifiCorp	5.250%	6/15/35	1,510	1,860
PacifiCorp	6.100%	8/1/36	4,598	6,176
PacifiCorp	5.750%	4/1/37	9,001	11,759
PacifiCorp	6.250%	10/15/37	8,731	12,225
PacifiCorp	6.350%	7/15/38	3,350	4,701
PacifiCorp	6.000%	1/15/39	4,271	5,819
PacifiCorp	4.100%	2/1/42	4,965	5,504
PacifiCorp	4.125%	1/15/49	10,562	12,034
PacifiCorp	4.150%	2/15/50	25,000	28,676
PECO Energy Co.	2.375%	9/15/22	3,135	3,170
PECO Energy Co.	3.150%	10/15/25	2,350	2,456
PECO Energy Co.	3.900%	3/1/48	3,600	3,988
PECO Energy Co.	3.000%	9/15/49	3,000	2,855
Pinnacle West Capital Corp.	2.250%	11/30/20	3,400	3,409
PNM Resources Inc.	3.250%	3/9/21	3,000	3,036
Potomac Electric Power Co.	3.600%	3/15/24	3,537	3,721
Potomac Electric Power Co.	6.500%	11/15/37	7,732	10,923
Potomac Electric Power Co.	4.150%	3/15/43	4,675	5,243
PPL Capital Funding Inc.	4.200%	6/15/22	2,565	2,674
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,801
PPL Capital Funding Inc.	3.400%	6/1/23	3,870	3,976
PPL Capital Funding Inc.	3.950%	3/15/24	815	857
PPL Capital Funding Inc.	3.100%	5/15/26	8,776	8,933
PPL Capital Funding Inc.	4.700%	6/1/43	6,830	7,566
PPL Capital Funding Inc.	5.000%	3/15/44	12,156	13,947
PPL Capital Funding Inc.	4.000%	9/15/47	4,625	4,704
PPL Electric Utilities Corp.	3.000%	9/15/21	5,495	5,588
PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	7,633
PPL Electric Utilities Corp.	4.125%	6/15/44	3,100	3,465
PPL Electric Utilities Corp.	4.150%	10/1/45	4,405	4,953
PPL Electric Utilities Corp.	3.950%	6/1/47	5,275	5,781
PPL Electric Utilities Corp.	4.150%	6/15/48	3,400	3,886
Progress Energy Inc.	4.400%	1/15/21	6,847	6,963
Progress Energy Inc.	3.150%	4/1/22	17,265	17,611
Progress Energy Inc.	7.750%	3/1/31	2,960	4,137
Progress Energy Inc.	7.000%	10/30/31	3,025	4,078
Progress Energy Inc.	6.000%	12/1/39	7,724	10,020
PSEG Power LLC	3.000%	6/15/21	4,210	4,260
PSEG Power LLC	3.850%	6/1/23	7,925	8,300
PSEG Power LLC	8.625%	4/15/31	1,638	2,280

118

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Service Co. of Colorado	2.250%	9/15/22	5,600	5,641
	Public Service Co. of Colorado	3.700%	6/15/28	4,850	5,264
	Public Service Co. of Colorado	3.600%	9/15/42	10,575	11,107
	Public Service Co. of Colorado	4.300%	3/15/44	295	343
	Public Service Co. of Colorado	3.800%	6/15/47	750	824
	Public Service Co. of Colorado	4.100%	6/15/48	4,375	4,975
	Public Service Co. of Colorado	4.050%	9/15/49	5,305	6,045
	Public Service Co. of New Hampshire	3.500%	11/1/23	4,054	4,250
	Public Service Co. of New Hampshire	3.600%	7/1/49	3,370	3,560
	Public Service Electric & Gas Co.	1.900%	3/15/21	3,150	3,156
	Public Service Electric & Gas Co.	2.375%	5/15/23	5,225	5,283
	Public Service Electric & Gas Co.	3.250%	9/1/23	25	26
	Public Service Electric & Gas Co.	3.000%	5/15/25	5,510	5,715
	Public Service Electric & Gas Co.	2.250%	9/15/26	2,100	2,072
	Public Service Electric & Gas Co.	3.000%	5/15/27	6,050	6,246
	Public Service Electric & Gas Co.	3.700%	5/1/28	1,000	1,085
	Public Service Electric & Gas Co.	3.200%	5/15/29	3,600	3,799
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,766	2,334
	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	16,262
	Public Service Electric & Gas Co.	3.650%	9/1/42	800	846
	Public Service Electric & Gas Co.	3.800%	3/1/46	16,730	18,222
	Public Service Electric & Gas Co.	3.600%	12/1/47	3,900	4,180
	Public Service Electric & Gas Co.	3.850%	5/1/49	5,805	6,455
	Public Service Enterprise Group Inc.	2.650%	11/15/22	7,660	7,778
	Public Service Enterprise Group Inc.	2.875%	6/15/24	4,645	4,731
	Puget Energy Inc.	6.500%	12/15/20	16,100	16,760
	Puget Energy Inc.	6.000%	9/1/21	5,494	5,823
	Puget Energy Inc.	5.625%	7/15/22	2,050	2,198
	Puget Energy Inc.	3.650%	5/15/25	7,630	7,910
	Puget Sound Energy Inc.	6.274%	3/15/37	3,525	4,759
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	9,156
	Puget Sound Energy Inc.	5.795%	3/15/40	1,824	2,433
	Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,971
	Puget Sound Energy Inc.	4.300%	5/20/45	8,150	9,400
	Puget Sound Energy Inc.	4.223%	6/15/48	6,220	7,056
	Puget Sound Energy Inc.	3.250%	9/15/49	5,425	5,409
	San Diego Gas & Electric Co.	3.000%	8/15/21	4,925	4,993
	San Diego Gas & Electric Co.	3.600%	9/1/23	7,335	7,652
	San Diego Gas & Electric Co.	2.500%	5/15/26	1,075	1,064
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,471
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,645	6,250
	San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	4,439
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,070	7,739
	Sierra Pacific Power Co.	2.600%	5/1/26	13,550	13,621
	Southern California Edison Co.	2.900%	3/1/21	6,000	6,063
	Southern California Edison Co.	3.875%	6/1/21	18,875	19,272
[4]	Southern California Edison Co.	1.845%	2/1/22	1,946	1,922
	Southern California Edison Co.	2.400%	2/1/22	7,400	7,436
	Southern California Edison Co.	3.400%	6/1/23	8,345	8,603
	Southern California Edison Co.	3.500%	10/1/23	2,025	2,106
	Southern California Edison Co.	3.700%	8/1/25	2,425	2,563
	Southern California Edison Co.	3.650%	3/1/28	9,725	10,420
	Southern California Edison Co.	4.200%	3/1/29	5,005	5,526
	Southern California Edison Co.	6.650%	4/1/29	2,106	2,528
	Southern California Edison Co.	2.850%	8/1/29	4,500	4,488
	Southern California Edison Co.	6.000%	1/15/34	5,535	6,866
	Southern California Edison Co.	5.750%	4/1/35	2,913	3,539
	Southern California Edison Co.	5.350%	7/15/35	8,928	10,588
	Southern California Edison Co.	5.550%	1/15/36	1,280	1,529
	Southern California Edison Co.	5.625%	2/1/36	5,650	6,852
	Southern California Edison Co.	5.550%	1/15/37	6,025	7,238
	Southern California Edison Co.	5.950%	2/1/38	5,713	7,266
	Southern California Edison Co.	6.050%	3/15/39	1,085	1,414
	Southern California Edison Co.	5.500%	3/15/40	5,148	6,258

119

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	4.500%	9/1/40	4,650	5,083
Southern California Edison Co.	4.050%	3/15/42	12,662	13,058
Southern California Edison Co.	3.900%	3/15/43	5,340	5,431
Southern California Edison Co.	4.650%	10/1/43	2,992	3,355
Southern California Edison Co.	3.600%	2/1/45	7,845	7,644
Southern California Edison Co.	4.000%	4/1/47	21,925	22,903
Southern California Edison Co.	4.125%	3/1/48	8,680	9,182
Southern California Edison Co.	4.875%	3/1/49	6,810	8,023
Southern Co.	2.350%	7/1/21	16,275	16,331
Southern Co.	2.950%	7/1/23	7,825	7,968
Southern Co.	3.250%	7/1/26	20,515	21,257
Southern Co.	4.250%	7/1/36	6,400	6,885
Southern Co.	4.400%	7/1/46	7,530	8,321
Southern Power Co.	2.500%	12/15/21	9,800	9,875
Southern Power Co.	4.150%	12/1/25	5,850	6,339
Southern Power Co.	5.150%	9/15/41	11,181	12,705
Southern Power Co.	5.250%	7/15/43	475	538
Southern Power Co.	4.950%	12/15/46	4,380	4,821
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,771
Southwestern Electric Power Co.	4.100%	9/15/28	11,945	13,006
Southwestern Electric Power Co.	6.200%	3/15/40	4,890	6,453
Southwestern Electric Power Co.	3.900%	4/1/45	14,817	15,299
Southwestern Electric Power Co.	3.850%	2/1/48	6,150	6,322
Southwestern Public Service Co.	3.300%	6/15/24	2,990	3,107
Southwestern Public Service Co.	4.500%	8/15/41	6,248	7,288
Southwestern Public Service Co.	3.400%	8/15/46	21,590	21,519
Southwestern Public Service Co.	3.700%	8/15/47	6,195	6,482
Southwestern Public Service Co.	4.400%	11/15/48	10,670	12,451
Southwestern Public Service Co.	3.750%	6/15/49	3,450	3,674
Tampa Electric Co.	4.100%	6/15/42	602	655
Tampa Electric Co.	4.350%	5/15/44	5,935	6,716
Tampa Electric Co.	4.300%	6/15/48	4,420	5,119
Tampa Electric Co.	4.450%	6/15/49	6,800	8,054
Tampa Electric Co.	3.625%	6/15/50	4,020	4,255
Toledo Edison Co.	6.150%	5/15/37	3,530	4,768
Tucson Electric Power Co.	3.050%	3/15/25	2,484	2,561
Tucson Electric Power Co.	4.850%	12/1/48	185	226
Union Electric Co.	3.500%	4/15/24	8,630	9,066
Union Electric Co.	2.950%	6/15/27	6,275	6,423
Union Electric Co.	3.500%	3/15/29	4,000	4,283
Union Electric Co.	5.300%	8/1/37	3,570	4,441
Union Electric Co.	8.450%	3/15/39	1,775	2,893
Union Electric Co.	3.900%	9/15/42	2,840	3,073
Union Electric Co.	3.650%	4/15/45	4,900	5,131
Union Electric Co.	4.000%	4/1/48	5,000	5,599
Union Electric Co.	3.250%	10/1/49	3,750	3,731
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,135
Virginia Electric & Power Co.	3.450%	9/1/22	5,490	5,676
Virginia Electric & Power Co.	2.750%	3/15/23	6,400	6,502
Virginia Electric & Power Co.	3.450%	2/15/24	6,320	6,595
Virginia Electric & Power Co.	3.100%	5/15/25	5,205	5,398
Virginia Electric & Power Co.	3.150%	1/15/26	9,290	9,696
Virginia Electric & Power Co.	2.950%	11/15/26	4,720	4,844
Virginia Electric & Power Co.	3.500%	3/15/27	30,203	32,054
Virginia Electric & Power Co.	3.800%	4/1/28	8,935	9,655
Virginia Electric & Power Co.	2.875%	7/15/29	2,000	2,038
Virginia Electric & Power Co.	6.000%	1/15/36	6,250	8,165
Virginia Electric & Power Co.	6.000%	5/15/37	4,925	6,525
Virginia Electric & Power Co.	6.350%	11/30/37	5,030	6,959
Virginia Electric & Power Co.	4.000%	1/15/43	8,823	9,592
Virginia Electric & Power Co.	4.650%	8/15/43	8,230	9,877
Virginia Electric & Power Co.	4.450%	2/15/44	10,930	12,662
Virginia Electric & Power Co.	4.200%	5/15/45	6,425	7,319
Virginia Electric & Power Co.	4.000%	11/15/46	5,734	6,296

120

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	3.800%	9/15/47	5,874	6,351
Virginia Electric & Power Co.	4.600%	12/1/48	18,645	22,627
Virginia Electric & Power Co.	3.300%	12/1/49	6,550	6,600
WEC Energy Group Inc.	3.375%	6/15/21	5,125	5,219
WEC Energy Group Inc.	3.550%	6/15/25	4,160	4,397
Westar Energy Inc.	2.550%	7/1/26	7,875	7,894
Westar Energy Inc.	3.100%	4/1/27	13,010	13,434
Westar Energy Inc.	4.125%	3/1/42	8,362	9,317
Westar Energy Inc.	4.100%	4/1/43	5,225	5,815
Westar Energy Inc.	4.250%	12/1/45	2,465	2,806
Westar Energy Inc.	3.250%	9/1/49	4,050	3,956
Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,552
Wisconsin Electric Power Co.	2.050%	12/15/24	1,550	1,548
Wisconsin Electric Power Co.	5.625%	5/15/33	775	990
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,368
Wisconsin Electric Power Co.	4.300%	10/15/48	3,475	4,006
Wisconsin Power & Light Co.	3.050%	10/15/27	2,200	2,273
Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	5,752
Wisconsin Public Service Corp.	3.350%	11/21/21	5,505	5,662
Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,526
Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	6,098
Xcel Energy Inc.	2.400%	3/15/21	4,390	4,411
Xcel Energy Inc.	2.600%	3/15/22	5,225	5,284
Xcel Energy Inc.	3.300%	6/1/25	5,050	5,262
Xcel Energy Inc.	3.350%	12/1/26	3,825	3,988
Xcel Energy Inc.	4.000%	6/15/28	5,306	5,791
Xcel Energy Inc.	2.600%	12/1/29	5,200	5,142
Xcel Energy Inc.	6.500%	7/1/36	7,956	10,844
Xcel Energy Inc.	3.500%	12/1/49	4,340	4,417
Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	7,000	7,227
Atmos Energy Corp.	2.625%	9/15/29	1,005	1,009
Atmos Energy Corp.	5.500%	6/15/41	10,110	13,001
Atmos Energy Corp.	4.150%	1/15/43	5,550	6,212
Atmos Energy Corp.	4.125%	10/15/44	2,800	3,139
Atmos Energy Corp.	3.375%	9/15/49	4,460	4,502
CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,862
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,100
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,593
CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,750	8,516
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	3,347
KeySpan Corp.	5.803%	4/1/35	2,715	3,284
NiSource Finance Corp.	3.490%	5/15/27	10,951	11,490
NiSource Finance Corp.	5.950%	6/15/41	9,065	11,581
NiSource Finance Corp.	5.250%	2/15/43	1,200	1,453
NiSource Finance Corp.	4.800%	2/15/44	2,242	2,571
NiSource Finance Corp.	5.650%	2/1/45	2,500	3,193
NiSource Finance Corp.	4.375%	5/15/47	19,832	22,122
NiSource Finance Corp.	3.950%	3/30/48	275	289
NiSource Inc.	2.650%	11/17/22	4,005	4,054
NiSource Inc.	3.650%	6/15/23	3,950	4,118
NiSource Inc.	2.950%	9/1/29	4,700	4,675
ONE Gas Inc.	4.658%	2/1/44	4,325	5,157
ONE Gas Inc.	4.500%	11/1/48	7,575	9,022
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	5,750	6,122
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,764
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,215	4,166
Sempra Energy	2.875%	10/1/22	6,125	6,228
Sempra Energy	2.900%	2/1/23	6,325	6,417
Sempra Energy	4.050%	12/1/23	11,435	12,103
Sempra Energy	3.550%	6/15/24	1,250	1,309
Sempra Energy	3.750%	11/15/25	5,450	5,744
Sempra Energy	3.250%	6/15/27	9,605	9,835

121

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sempra Energy	3.400%	2/1/28	10,880	11,232
Sempra Energy	3.800%	2/1/38	12,540	13,054
Sempra Energy	6.000%	10/15/39	22,478	29,191
Sempra Energy	4.000%	2/1/48	9,754	10,128
Southern California Gas Co.	3.150%	9/15/24	4,045	4,208
Southern California Gas Co.	3.200%	6/15/25	1,520	1,573
Southern California Gas Co.	2.600%	6/15/26	13,950	13,935
Southern California Gas Co.	3.750%	9/15/42	3,770	3,934
Southern California Gas Co.	4.125%	6/1/48	5,075	5,605
Southern California Gas Co.	4.300%	1/15/49	500	566
Southern California Gas Co.	3.950%	2/15/50	3,925	4,394
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,975	3,037
Southern Co. Gas Capital Corp.	2.450%	10/1/23	1,101	1,103
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	5,243
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,295	5,411
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,626	5,017
Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,950	6,080
Southern Co. Gas Capital Corp.	4.400%	5/30/47	18,560	20,282
Southwest Gas Corp.	3.700%	4/1/28	7,425	7,862
Southwest Gas Corp.	3.800%	9/29/46	885	906
Southwest Gas Corp.	4.150%	6/1/49	3,475	3,801
Washington Gas Light Co.	3.796%	9/15/46	4,675	4,865
Washington Gas Light Co.	3.650%	9/15/49	6,000	6,034
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	4,450	4,698
American Water Capital Corp.	3.400%	3/1/25	5,860	6,135
American Water Capital Corp.	2.950%	9/1/27	7,450	7,591
American Water Capital Corp.	3.750%	9/1/28	6,500	6,999
American Water Capital Corp.	3.450%	6/1/29	7,175	7,556
American Water Capital Corp.	6.593%	10/15/37	8,141	11,555
American Water Capital Corp.	4.300%	12/1/42	60	67
American Water Capital Corp.	4.300%	9/1/45	5,472	6,213
American Water Capital Corp.	4.000%	12/1/46	1,265	1,370
American Water Capital Corp.	3.750%	9/1/47	11,775	12,381
American Water Capital Corp.	4.200%	9/1/48	7,500	8,454
American Water Capital Corp.	4.150%	6/1/49	6,890	7,718
Aqua America Inc.	3.566%	5/1/29	3,655	3,852
Aqua America Inc.	4.276%	5/1/49	4,820	5,347
United Utilities plc	6.875%	8/15/28	960	1,171
Veolia Environnement SA	6.750%	6/1/38	1,690	2,329
				4,881,932
Total Corporate Bonds (Cost $62,029,801)				66,294,257
Sovereign Bonds (4.0%)
African Development Bank	2.625%	3/22/21	14,122	14,270
African Development Bank	1.250%	7/26/21	7,670	7,619
African Development Bank	2.375%	9/23/21	28,100	28,426
African Development Bank	1.625%	9/16/22	30,730	30,678
African Development Bank	2.125%	11/16/22	46,810	47,367
African Development Bank	3.000%	9/20/23	15,560	16,274
Asian Development Bank	2.250%	1/20/21	17,000	17,090
Asian Development Bank	1.625%	3/16/21	44,000	43,945
Asian Development Bank	1.750%	6/8/21	37,720	37,747
Asian Development Bank	2.125%	11/24/21	13,000	13,105
Asian Development Bank	2.000%	2/16/22	90,676	91,335
Asian Development Bank	1.875%	2/18/22	29,550	29,695
Asian Development Bank	1.875%	7/19/22	52,000	52,227
Asian Development Bank	1.875%	8/10/22	1,000	1,003
Asian Development Bank	1.750%	9/13/22	17,205	17,233
Asian Development Bank	2.750%	3/17/23	40,486	41,795
Asian Development Bank	2.625%	1/30/24	1,200	1,241
Asian Development Bank	1.500%	10/18/24	39,830	39,366
Asian Development Bank	2.000%	1/22/25	16,465	16,644

122

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	2.000%	4/24/26	11,350	11,413
	Asian Development Bank	1.750%	8/14/26	125	123
	Asian Development Bank	2.625%	1/12/27	21,100	22,050
	Asian Development Bank	6.220%	8/15/27	475	603
	Asian Development Bank	2.500%	11/2/27	41,947	43,627
	Asian Development Bank	2.750%	1/19/28	23,142	24,521
	Asian Development Bank	5.820%	6/16/28	2,240	2,845
	Asian Development Bank	3.125%	9/26/28	6,000	6,549
	Asian Development Bank	1.750%	9/19/29	21,900	21,401
	Asian Infrastructure Investment Bank	2.250%	5/16/24	16,010	16,315
	Canada	2.625%	1/25/22	17,455	17,788
	Canada	2.000%	11/15/22	34,410	34,737
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,358
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	10,760	10,965
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	11,850	11,835
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	800	887
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,350	8,842
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	5,000
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	31,660	33,097
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	13,000	14,395
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	37,190	39,721
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	6,385	7,804
	Corp. Andina de Fomento	3.250%	2/11/22	1,647	1,676
	Corp. Andina de Fomento	4.375%	6/15/22	17,910	18,751
	Corp. Andina de Fomento	2.750%	1/6/23	21,879	22,069
	Corp. Andina de Fomento	3.750%	11/23/23	13,343	13,957
	Council Of Europe Development Bank	1.625%	3/16/21	8,700	8,683
	Council Of Europe Development Bank	1.750%	9/26/22	9,300	9,313
	Council Of Europe Development Bank	2.625%	2/13/23	23,255	23,898
	Council Of Europe Development Bank	2.500%	2/27/24	2,800	2,880
	Ecopetrol SA	5.875%	9/18/23	11,765	13,059
	Ecopetrol SA	4.125%	1/16/25	22,815	23,984
	Ecopetrol SA	5.375%	6/26/26	20,829	23,354
	Ecopetrol SA	7.375%	9/18/43	6,283	8,482
	Ecopetrol SA	5.875%	5/28/45	22,961	26,979
	Equinor ASA	2.750%	11/10/21	18,460	18,764
	Equinor ASA	3.150%	1/23/22	11,117	11,400
	Equinor ASA	2.450%	1/17/23	20,974	21,292
	Equinor ASA	7.750%	6/15/23	25	30
	Equinor ASA	2.650%	1/15/24	23,021	23,549
	Equinor ASA	3.700%	3/1/24	12,737	13,566
	Equinor ASA	3.250%	11/10/24	13,180	13,876
	Equinor ASA	7.250%	9/23/27	7,375	9,774
	Equinor ASA	3.625%	9/10/28	6,075	6,698
[7]	Equinor ASA	6.500%	12/1/28	975	1,274
	Equinor ASA	5.100%	8/17/40	4,761	6,067
	Equinor ASA	4.250%	11/23/41	8,784	10,164
	Equinor ASA	3.950%	5/15/43	10,562	11,772
	Equinor ASA	4.800%	11/8/43	10,252	12,919
	Equinor ASA	3.250%	11/18/49	7,425	7,455
	European Bank for Reconstruction & Development	2.000%	2/1/21	53,350	53,481
	European Bank for Reconstruction & Development	1.875%	7/15/21	6,375	6,390
	European Bank for Reconstruction & Development	1.500%	11/2/21	12,300	12,263
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	14,864
	European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,050
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,094	24,874
	European Bank for Reconstruction & Development	1.625%	9/27/24	6,590	6,540
	European Investment Bank	4.000%	2/16/21	51,916	53,194
	European Investment Bank	2.000%	3/15/21	34,881	34,993
	European Investment Bank	2.500%	4/15/21	41,260	41,656
	European Investment Bank	2.375%	5/13/21	102,350	103,221
	European Investment Bank	1.625%	6/15/21	14,050	14,027
	European Investment Bank	1.375%	9/15/21	6,200	6,171
	European Investment Bank	2.125%	10/15/21	20,690	20,855

123

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
European Investment Bank	2.875%	12/15/21	64,182	65,648
European Investment Bank	2.250%	3/15/22	57,460	58,190
European Investment Bank	2.625%	5/20/22	11,300	11,554
European Investment Bank	2.375%	6/15/22	69,580	70,720
European Investment Bank	2.250%	8/15/22	24,615	24,967
European Investment Bank	1.375%	9/6/22	24,240	24,048
European Investment Bank	2.000%	12/15/22	6,575	6,634
European Investment Bank	2.500%	3/15/23	28,403	29,118
European Investment Bank	2.875%	8/15/23	45,204	47,077
European Investment Bank	3.125%	12/14/23	37,500	39,504
European Investment Bank	3.250%	1/29/24	47,240	50,024
European Investment Bank	2.625%	3/15/24	31,606	32,728
European Investment Bank	2.250%	6/24/24	40,365	41,240
European Investment Bank	2.500%	10/15/24	24,860	25,707
European Investment Bank	1.875%	2/10/25	50,760	51,057
European Investment Bank	2.125%	4/13/26	51,845	52,606
European Investment Bank	2.375%	5/24/27	11,460	11,829
European Investment Bank	1.625%	10/9/29	5,250	5,081
European Investment Bank	4.875%	2/15/36	14,815	19,882
Export Development Canada	1.500%	5/26/21	26,750	26,648
Export Development Canada	1.375%	10/21/21	14,300	14,208
Export Development Canada	2.000%	5/17/22	1,500	1,511
Export Development Canada	1.750%	7/18/22	11,200	11,242
Export Development Canada	2.500%	1/24/23	11,895	12,172
Export Development Canada	2.750%	3/15/23	8,990	9,279
Export Development Canada	2.625%	2/21/24	10,625	10,962
Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,463
Export-Import Bank of Korea	4.000%	1/29/21	8,374	8,537
Export-Import Bank of Korea	2.125%	2/11/21	1,950	1,950
Export-Import Bank of Korea	2.500%	5/10/21	6,050	6,081
Export-Import Bank of Korea	4.375%	9/15/21	4,745	4,931
Export-Import Bank of Korea	1.875%	10/21/21	12,325	12,293
Export-Import Bank of Korea	3.500%	11/27/21	8,900	9,143
Export-Import Bank of Korea	2.750%	1/25/22	22,960	23,314
Export-Import Bank of Korea	5.000%	4/11/22	5,600	5,966
Export-Import Bank of Korea	3.000%	11/1/22	8,464	8,683
Export-Import Bank of Korea	3.625%	11/27/23	13,664	14,385
Export-Import Bank of Korea	4.000%	1/14/24	48,500	51,841
Export-Import Bank of Korea	3.250%	11/10/25	6,480	6,806
Export-Import Bank of Korea	2.625%	5/26/26	12,975	13,073
Export-Import Bank of Korea	3.250%	8/12/26	725	758
FMS Wertmanagement AoeR	2.000%	8/1/22	54,160	54,570
Hydro-Quebec	8.400%	1/15/22	8,195	9,204
Hydro-Quebec	8.050%	7/7/24	9,060	11,286
Hydro-Quebec	8.500%	12/1/29	1,396	2,119
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	10,750	10,786
Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	1,000	1,001
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,810	7,924
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	8,626
Inter-American Development Bank	1.875%	3/15/21	18,290	18,315
Inter-American Development Bank	2.625%	4/19/21	28,164	28,474
Inter-American Development Bank	1.875%	7/23/21	12,495	12,534
Inter-American Development Bank	2.125%	1/18/22	74,400	75,078
Inter-American Development Bank	1.750%	4/14/22	30,140	30,194
Inter-American Development Bank	1.750%	9/14/22	19,078	19,114
Inter-American Development Bank	3.000%	9/26/22	27,796	28,697
Inter-American Development Bank	2.500%	1/18/23	58,970	60,382
Inter-American Development Bank	3.000%	10/4/23	8,225	8,619
Inter-American Development Bank	2.625%	1/16/24	15,545	16,064
Inter-American Development Bank	3.000%	2/21/24	28,257	29,596
Inter-American Development Bank	2.125%	1/15/25	29,620	30,075
Inter-American Development Bank	7.000%	6/15/25	2,950	3,678
Inter-American Development Bank	2.000%	6/2/26	32,570	32,754
Inter-American Development Bank	2.000%	7/23/26	23,765	23,902

124

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.375%	7/7/27	47,050	48,554
	Inter-American Development Bank	3.125%	9/18/28	34,842	38,020
	Inter-American Development Bank	2.250%	6/18/29	17,300	17,642
	Inter-American Development Bank	3.875%	10/28/41	1,345	1,650
	Inter-American Development Bank	3.200%	8/7/42	7,052	7,876
	Inter-American Development Bank	4.375%	1/24/44	8,725	11,540
	International Bank for Reconstruction & Development	1.625%	3/9/21	25,935	25,904
	International Bank for Reconstruction & Development	1.375%	5/24/21	66,505	66,183
	International Bank for Reconstruction & Development	2.250%	6/24/21	23,390	23,567
	International Bank for Reconstruction & Development	2.750%	7/23/21	78,546	79,844
	International Bank for Reconstruction & Development	1.375%	9/20/21	62,570	62,272
	International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	14,267
	International Bank for Reconstruction & Development	2.000%	1/26/22	57,905	58,292
	International Bank for Reconstruction & Development	1.625%	2/10/22	61,735	61,692
	International Bank for Reconstruction & Development	2.125%	7/1/22	44,922	45,410
	International Bank for Reconstruction & Development	1.875%	10/7/22	3,900	3,919
	International Bank for Reconstruction & Development	7.625%	1/19/23	14,100	16,555
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,215	10,225
	International Bank for Reconstruction & Development	1.875%	6/19/23	83,000	83,407
	International Bank for Reconstruction & Development	3.000%	9/27/23	64,300	67,290
	International Bank for Reconstruction & Development	2.500%	3/19/24	41,850	43,128
	International Bank for Reconstruction & Development	1.500%	8/28/24	49,995	49,429
	International Bank for Reconstruction & Development	2.500%	11/25/24	72,238	74,685
	International Bank for Reconstruction & Development	2.125%	3/3/25	1,770	1,799
	International Bank for Reconstruction & Development	2.500%	7/29/25	41,450	42,994
	International Bank for Reconstruction & Development	3.125%	11/20/25	25,280	27,120
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,440
	International Bank for Reconstruction & Development	1.875%	10/27/26	6,650	6,641
	International Bank for Reconstruction & Development	2.500%	11/22/27	13,780	14,356
	International Bank for Reconstruction & Development	1.750%	10/23/29	13,500	13,178
	International Bank for Reconstruction & Development	4.750%	2/15/35	9,708	12,659
	International Finance Corp.	2.250%	1/25/21	39,803	40,012
	International Finance Corp.	1.125%	7/20/21	3,150	3,124
	International Finance Corp.	2.875%	7/31/23	16,500	17,164
	International Finance Corp.	1.375%	10/16/24	18,815	18,454
	International Finance Corp.	2.125%	4/7/26	23,800	24,165
[8]	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,298
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	8,375	8,542
[8]	Japan Bank for International Cooperation	1.500%	7/21/21	24,125	24,011
[8]	Japan Bank for International Cooperation	2.000%	11/4/21	6,480	6,496
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,327
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	11,000	11,124
[8]	Japan Bank for International Cooperation	1.625%	10/17/22	11,000	10,898
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	34,280	34,703
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	4,565	4,741
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	1,400	1,469
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	24,400	25,667
[8]	Japan Bank for International Cooperation	2.500%	5/23/24	4,000	4,073
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	19,690	20,445
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	13,000	12,797
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	19,240	19,278
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	5,720	5,905
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,131
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	30,750	30,835
[8]	Japan Bank for International Cooperation	2.875%	6/1/27	40,695	42,546
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	9,250	9,658
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	25,720	26,734
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	16,079
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	20,625	22,644
[8]	Japan Bank for International Cooperation	2.000%	10/17/29	12,000	11,697
[8]	Japan International Cooperation Agency	2.750%	4/27/27	11,600	11,968
[8]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,702
[9]	KFW	1.625%	3/15/21	48,900	48,857
[9]	KFW	2.375%	3/24/21	51,700	52,077

125

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	KFW	2.625%	4/12/21	53,134	53,758
[9]	KFW	1.500%	6/15/21	84,685	84,541
[9]	KFW	2.375%	8/25/21	14,075	14,238
[9]	KFW	1.750%	9/15/21	65,700	65,799
[9]	KFW	2.000%	11/30/21	21,990	22,130
[9]	KFW	3.125%	12/15/21	63,435	65,199
[9]	KFW	2.625%	1/25/22	20,690	21,093
[9]	KFW	2.500%	2/15/22	53,050	53,918
[9]	KFW	2.125%	3/7/22	56,050	56,558
[9]	KFW	2.125%	6/15/22	64,090	64,758
[9]	KFW	1.750%	8/22/22	39,655	39,728
[9]	KFW	2.000%	9/29/22	7,190	7,252
[9]	KFW	2.000%	10/4/22	25,300	25,511
[9]	KFW	2.375%	12/29/22	55,900	57,046
[9]	KFW	2.125%	1/17/23	41,585	42,195
[9]	KFW	2.625%	2/28/24	20,100	20,790
[9]	KFW	1.375%	8/5/24	31,405	30,814
[9]	KFW	2.500%	11/20/24	52,896	54,633
[9]	KFW	2.000%	5/2/25	10,690	10,801
[9]	KFW	2.875%	4/3/28	2,575	2,758
[9]	KFW	1.750%	9/14/29	15,540	15,211
[9]	KFW	0.000%	4/18/36	16,942	11,562
[9]	KFW	0.000%	6/29/37	29,675	19,758
	Korea Development Bank	2.250%	5/18/20	100	100
	Korea Development Bank	2.500%	1/13/21	1,590	1,595
	Korea Development Bank	4.625%	11/16/21	6,975	7,288
	Korea Development Bank	2.625%	2/27/22	20,000	20,263
	Korea Development Bank	3.000%	3/19/22	2,000	2,052
	Korea Development Bank	3.000%	9/14/22	17,400	17,818
	Korea Development Bank	3.375%	3/12/23	37,000	38,380
	Korea Development Bank	2.750%	3/19/23	9,600	9,766
	Korea Development Bank	3.750%	1/22/24	23,490	24,899
	Korea Development Bank	3.250%	2/19/24	3,000	3,120
	Korea Development Bank	2.125%	10/1/24	5,700	5,677
	Korea Development Bank	2.000%	9/12/26	1,500	1,453
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,580	1,819
[9]	Landwirtschaftliche Rentenbank	1.750%	9/24/21	11,160	11,177
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	12,350	13,003
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	43,150	43,554
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	25,298
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	17,513
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,024	19,858
	Nexen Energy ULC	7.875%	3/15/32	12,815	18,479
	Nexen Energy ULC	5.875%	3/10/35	5,024	6,383
	Nexen Energy ULC	6.400%	5/15/37	12,469	17,154
	Nexen Energy ULC	7.500%	7/30/39	7,748	12,043
	Nordic Investment Bank	2.250%	2/1/21	17,930	18,014
	Nordic Investment Bank	1.250%	8/2/21	7,450	7,400
	Nordic Investment Bank	2.125%	2/1/22	3,815	3,849
	Nordic Investment Bank	1.375%	10/17/22	11,800	11,696
	Nordic Investment Bank	2.875%	7/19/23	13,500	14,032
	Nordic Investment Bank	2.250%	5/21/24	12,000	12,209
	North American Development Bank	2.400%	10/26/22	5,915	5,939
[10]	Oesterreichische Kontrollbank AG	1.875%	1/20/21	8,050	8,062
[10]	Oesterreichische Kontrollbank AG	2.875%	9/7/21	2,000	2,038
[10]	Oesterreichische Kontrollbank AG	2.375%	10/1/21	10,450	10,558
[10]	Oesterreichische Kontrollbank AG	2.625%	1/31/22	6,635	6,753
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	5,300	5,287
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	12,595	13,039
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,471	12,048
[4]	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,348
[4]	Oriental Republic of Uruguay	4.500%	8/14/24	17,345	18,752
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	27,244	30,071
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	20,884	23,364

126

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	5,006	7,409
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	12,825	13,771
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	34,316	41,265
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	27,436	32,306
	Petroleos Mexicanos	5.500%	1/21/21	14,584	14,977
	Petroleos Mexicanos	6.375%	2/4/21	6,130	6,240
	Petroleos Mexicanos	4.875%	1/24/22	7,170	7,449
	Petroleos Mexicanos	5.375%	3/13/22	6,875	7,201
	Petroleos Mexicanos	3.500%	1/30/23	7,386	7,461
	Petroleos Mexicanos	4.625%	9/21/23	12,642	13,183
	Petroleos Mexicanos	4.875%	1/18/24	7,948	8,334
[4]	Petroleos Mexicanos	2.290%	2/15/24	1,069	1,076
	Petroleos Mexicanos	4.250%	1/15/25	4,390	4,435
	Petroleos Mexicanos	2.378%	4/15/25	1,554	1,569
	Petroleos Mexicanos	4.500%	1/23/26	6,985	6,935
	Petroleos Mexicanos	6.875%	8/4/26	33,401	36,655
[7]	Petroleos Mexicanos	6.490%	1/23/27	30,759	32,647
	Petroleos Mexicanos	6.500%	3/13/27	68,570	72,559
	Petroleos Mexicanos	5.350%	2/12/28	37,955	37,693
	Petroleos Mexicanos	6.500%	1/23/29	21,315	22,351
[7]	Petroleos Mexicanos	6.840%	1/23/30	45,016	48,202
	Petroleos Mexicanos	6.625%	6/15/35	33,024	33,562
	Petroleos Mexicanos	6.625%	6/15/38	6,819	6,673
	Petroleos Mexicanos	6.500%	6/2/41	14,781	14,678
	Petroleos Mexicanos	5.500%	6/27/44	7,527	6,722
	Petroleos Mexicanos	6.375%	1/23/45	18,174	17,544
	Petroleos Mexicanos	5.625%	1/23/46	13,399	12,054
	Petroleos Mexicanos	6.750%	9/21/47	76,602	76,653
	Petroleos Mexicanos	6.350%	2/12/48	37,712	36,382
[7]	Petroleos Mexicanos	7.690%	1/23/50	94,862	103,551
	Province of Alberta	2.200%	7/26/22	24,870	25,078
	Province of Alberta	3.350%	11/1/23	24,515	25,817
	Province of Alberta	2.950%	1/23/24	14,235	14,776
	Province of Alberta	1.875%	11/13/24	24,635	24,556
	Province of Alberta	3.300%	3/15/28	13,990	15,101
	Province of British Columbia	2.650%	9/22/21	19,010	19,292
	Province of British Columbia	2.000%	10/23/22	9,031	9,084
	Province of British Columbia	1.750%	9/27/24	7,775	7,692
	Province of British Columbia	6.500%	1/15/26	266	327
	Province of British Columbia	2.250%	6/2/26	8,075	8,153
	Province of Manitoba	2.050%	11/30/20	1,750	1,752
	Province of Manitoba	2.125%	5/4/22	750	755
	Province of Manitoba	2.100%	9/6/22	11,570	11,638
	Province of Manitoba	2.600%	4/16/24	18,500	18,996
	Province of Manitoba	3.050%	5/14/24	1,900	1,982
	Province of Manitoba	2.125%	6/22/26	5,675	5,660
	Province of New Brunswick	2.500%	12/12/22	1,675	1,702
	Province of New Brunswick	3.625%	2/24/28	8,500	9,286
	Province of Ontario	2.550%	2/12/21	32,035	32,294
	Province of Ontario	2.500%	9/10/21	33,820	34,195
	Province of Ontario	2.400%	2/8/22	17,707	17,923
	Province of Ontario	2.550%	4/25/22	34,760	35,335
	Province of Ontario	2.250%	5/18/22	38,825	39,198
	Province of Ontario	2.450%	6/29/22	11,808	11,981
	Province of Ontario	2.200%	10/3/22	2,500	2,524
	Province of Ontario	3.400%	10/17/23	51,220	54,073
	Province of Ontario	3.050%	1/29/24	16,915	17,626
	Province of Ontario	3.200%	5/16/24	4,550	4,782
	Province of Ontario	2.500%	4/27/26	16,500	16,889
	Province of Ontario	2.300%	6/15/26	42,375	42,894
	Province of Ontario	2.000%	10/2/29	30,310	29,782
	Province of Quebec	2.750%	8/25/21	17,555	17,838
	Province of Quebec	2.375%	1/31/22	17,350	17,539
	Province of Quebec	2.625%	2/13/23	26,460	27,106

127

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Province of Quebec	7.500%	7/15/23	300	355
	Province of Quebec	7.125%	2/9/24	11,172	13,358
	Province of Quebec	2.875%	10/16/24	16,375	17,057
	Province of Quebec	2.500%	4/20/26	18,800	19,242
	Province of Quebec	2.750%	4/12/27	45,500	47,300
	Province of Quebec	7.500%	9/15/29	17,395	25,051
	Province of Saskatchewan	8.500%	7/15/22	3,374	3,899
	Republic of Chile	3.250%	9/14/21	5,743	5,850
	Republic of Chile	2.250%	10/30/22	2,385	2,392
	Republic of Chile	3.125%	3/27/25	6,870	7,158
	Republic of Chile	3.125%	1/21/26	11,468	12,000
[4]	Republic of Chile	3.240%	2/6/28	33,514	35,125
	Republic of Chile	3.625%	10/30/42	300	323
	Republic of Chile	3.860%	6/21/47	11,497	12,759
[4]	Republic of Chile	3.500%	1/25/50	13,756	14,254
	Republic of Colombia	4.375%	7/12/21	14,430	14,893
[4]	Republic of Colombia	2.625%	3/15/23	20,485	20,616
	Republic of Colombia	4.000%	2/26/24	26,225	27,627
	Republic of Colombia	8.125%	5/21/24	6,362	7,806
[4]	Republic of Colombia	4.500%	1/28/26	24,763	26,931
[4]	Republic of Colombia	3.875%	4/25/27	37,235	39,328
[4]	Republic of Colombia	4.500%	3/15/29	20,125	22,263
	Republic of Colombia	10.375%	1/28/33	5,750	9,243
	Republic of Colombia	7.375%	9/18/37	20,452	29,105
	Republic of Colombia	6.125%	1/18/41	22,750	29,272
[4]	Republic of Colombia	5.625%	2/26/44	20,332	25,075
[4]	Republic of Colombia	5.000%	6/15/45	70,289	81,137
	Republic of Colombia	5.200%	5/15/49	16,800	20,044
	Republic of Finland	6.950%	2/15/26	1,905	2,326
	Republic of Hungary	6.375%	3/29/21	71,811	75,762
	Republic of Hungary	5.375%	2/21/23	23,077	25,296
	Republic of Hungary	5.750%	11/22/23	4,691	5,289
	Republic of Hungary	5.375%	3/25/24	20,168	22,726
	Republic of Hungary	7.625%	3/29/41	16,965	27,783
	Republic of Indonesia	2.950%	1/11/23	3,150	3,202
	Republic of Indonesia	4.450%	2/11/24	3,300	3,556
	Republic of Indonesia	3.500%	1/11/28	15,800	16,463
	Republic of Indonesia	4.100%	4/24/28	13,780	14,969
	Republic of Indonesia	4.750%	2/11/29	18,615	21,315
	Republic of Indonesia	3.400%	9/18/29	3,650	3,791
[7]	Republic of Indonesia	4.750%	7/18/47	6,315	7,278
	Republic of Indonesia	4.350%	1/11/48	24,445	27,043
	Republic of Indonesia	5.350%	2/11/49	12,200	15,724
	Republic of Indonesia	3.700%	10/30/49	4,500	4,566
	Republic of Italy	6.875%	9/27/23	32,550	36,997
	Republic of Italy	2.375%	10/17/24	28,200	27,586
	Republic of Italy	2.875%	10/17/29	13,600	12,847
	Republic of Italy	5.375%	6/15/33	28,320	32,437
	Republic of Italy	4.000%	10/17/49	28,100	26,650
	Republic of Korea	5.625%	11/3/25	525	621
	Republic of Korea	2.750%	1/19/27	46,040	47,021
	Republic of Korea	4.125%	6/10/44	4,937	6,001
	Republic of Korea	3.875%	9/20/48	6,513	7,760
[4]	Republic of Panama	4.000%	9/22/24	13,514	14,443
[4]	Republic of Panama	3.750%	3/16/25	17,075	18,121
	Republic of Panama	7.125%	1/29/26	9,968	12,485
	Republic of Panama	8.875%	9/30/27	7,179	10,239
[4]	Republic of Panama	3.875%	3/17/28	14,960	16,269
	Republic of Panama	9.375%	4/1/29	10,920	16,639
[4]	Republic of Panama	3.160%	1/23/30	2,200	2,266
[4]	Republic of Panama	6.700%	1/26/36	23,254	32,585
[4]	Republic of Panama	4.500%	5/15/47	7,420	8,830
[4]	Republic of Panama	4.500%	4/16/50	30,978	36,709
[4]	Republic of Panama	4.300%	4/29/53	16,450	19,185

128

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Panama	3.870%	7/23/60	4,600	4,945
	Republic of Peru	7.350%	7/21/25	7,040	8,895
	Republic of Peru	4.125%	8/25/27	1,468	1,642
	Republic of Peru	2.844%	6/20/30	4,000	4,137
	Republic of Peru	8.750%	11/21/33	34,914	57,575
[4]	Republic of Peru	6.550%	3/14/37	14,941	21,826
	Republic of Peru	5.625%	11/18/50	33,183	48,143
	Republic of Poland	5.125%	4/21/21	22,985	23,931
	Republic of Poland	5.000%	3/23/22	23,876	25,481
	Republic of Poland	3.000%	3/17/23	23,036	23,719
	Republic of Poland	4.000%	1/22/24	15,114	16,266
	Republic of Poland	3.250%	4/6/26	24,835	26,293
	Republic of the Philippines	4.000%	1/15/21	22,110	22,521
	Republic of the Philippines	4.200%	1/21/24	1,000	1,077
	Republic of the Philippines	9.500%	10/21/24	1,150	1,532
	Republic of the Philippines	10.625%	3/16/25	19,600	27,660
	Republic of the Philippines	5.500%	3/30/26	23,675	28,084
	Republic of the Philippines	3.000%	2/1/28	19,300	20,046
	Republic of the Philippines	3.750%	1/14/29	19,100	21,069
	Republic of the Philippines	9.500%	2/2/30	21,428	34,178
	Republic of the Philippines	7.750%	1/14/31	24,220	35,785
	Republic of the Philippines	6.375%	1/15/32	7,900	10,754
	Republic of the Philippines	6.375%	10/23/34	38,315	54,407
	Republic of the Philippines	5.000%	1/13/37	1,645	2,099
	Republic of the Philippines	3.950%	1/20/40	37,050	42,270
	Republic of the Philippines	3.700%	3/1/41	14,075	15,940
	Republic of the Philippines	3.700%	2/2/42	22,320	25,143
	State of Israel	4.000%	6/30/22	16,130	16,955
	State of Israel	3.150%	6/30/23	11,100	11,543
	State of Israel	2.875%	3/16/26	25,400	26,479
	State of Israel	3.250%	1/17/28	5,000	5,360
	State of Israel	4.500%	1/30/43	14,100	16,791
	State of Israel	4.125%	1/17/48	12,100	13,806
	Svensk Exportkredit AB	1.750%	3/10/21	17,950	17,948
	Svensk Exportkredit AB	2.375%	4/9/21	6,900	6,954
	Svensk Exportkredit AB	2.875%	5/22/21	9,125	9,268
	Svensk Exportkredit AB	1.625%	9/12/21	17,700	17,675
	Svensk Exportkredit AB	3.125%	11/8/21	12,000	12,305
	Svensk Exportkredit AB	2.000%	8/30/22	16,500	16,610
	Svensk Exportkredit AB	1.625%	11/14/22	14,000	13,967
	Svensk Exportkredit AB	2.875%	3/14/23	12,700	13,155
	Syngenta Finance NV	3.125%	3/28/22	6,535	6,586
	United Mexican States	3.625%	3/15/22	44,240	45,569
	United Mexican States	4.000%	10/2/23	22,606	23,816
	United Mexican States	3.600%	1/30/25	30,467	31,833
	United Mexican States	4.125%	1/21/26	32,285	34,367
	United Mexican States	4.150%	3/28/27	45,290	48,400
	United Mexican States	3.750%	1/11/28	22,440	23,259
	United Mexican States	4.500%	4/22/29	29,850	32,711
	United Mexican States	8.300%	8/15/31	3,680	5,446
	United Mexican States	7.500%	4/8/33	14,715	20,745
	United Mexican States	6.750%	9/27/34	10,838	14,799
	United Mexican States	6.050%	1/11/40	34,244	44,367
	United Mexican States	4.750%	3/8/44	62,749	69,084
	United Mexican States	5.550%	1/21/45	12,795	15,678
	United Mexican States	4.600%	1/23/46	30,379	32,749
	United Mexican States	4.350%	1/15/47	33,740	35,323
	United Mexican States	4.600%	2/10/48	21,112	22,909
[4]	United Mexican States	4.500%	1/31/50	15,900	17,197
	United Mexican States	5.750%	10/12/10	43,460	51,118
Total Sovereign Bonds (Cost $9,621,564)					10,031,009

129

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	3,520	3,602
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	3,224
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	50	70
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	2,300	3,599
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,388
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	8,475	11,693
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,175	2,906
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,394
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	8,225	14,082
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,967
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	16,845	25,730
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,900	4,708
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,230	16,510
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	12,550	12,618
California GO	2.800%	4/1/21	10,000	10,130
California GO	5.700%	11/1/21	24,125	25,823
California GO	2.367%	4/1/22	2,000	2,028
California GO	3.375%	4/1/25	5,450	5,787
California GO	2.650%	4/1/26	5,000	5,115
California GO	3.500%	4/1/28	7,635	8,221
California GO	4.500%	4/1/33	11,590	13,037
California GO	7.500%	4/1/34	35,650	53,683
California GO	7.950%	3/1/36	550	555
California GO	4.600%	4/1/38	17,500	19,390
California GO	7.550%	4/1/39	35,035	56,197
California GO	7.300%	10/1/39	6,571	10,034
California GO	7.350%	11/1/39	27,395	42,082
California GO	7.625%	3/1/40	15,125	24,219
California GO	7.600%	11/1/40	15,670	25,867
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,523
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,855
Chicago IL GO	7.045%	1/1/29	3,000	3,293
Chicago IL GO	7.375%	1/1/33	1,850	2,216
Chicago IL GO	5.432%	1/1/42	2,500	2,581
Chicago IL GO	6.314%	1/1/44	5,700	6,479
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,450	9,747
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	2,509
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	5,279
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,525	3,305
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	9,639
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,901
Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	3,150	3,356

130

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	7,000	7,510
	Connecticut GO	5.090%	10/1/30	8,770	10,086
	Connecticut GO	5.850%	3/15/32	6,410	8,254
	Cook County IL GO	6.229%	11/15/34	4,625	6,053
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,768
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,942
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	5,289
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	9,740	13,518
	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,937
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	3,150	3,109
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	4,454
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,455
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	11,500	15,109
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,280	5,874
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	97
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	7,330	7,418
	George Washington University DC	4.300%	9/15/44	5,500	6,364
	George Washington University DC	4.868%	9/15/45	200	250
	George Washington University DC	4.126%	9/15/48	7,586	8,740
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	13,122	17,669
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,673	9,191
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,680	4,975
	Houston TX GO	6.290%	3/1/32	14,465	17,441
	Illinois GO	4.950%	6/1/23	13,025	13,593
	Illinois GO	5.100%	6/1/33	61,604	66,411
	Illinois GO	6.630%	2/1/35	8,155	9,562
	Illinois GO	6.725%	4/1/35	5,990	7,030
	Illinois GO	7.350%	7/1/35	8,700	10,560
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,611
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,841
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	4,100	4,805
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,900	2,245
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	400	500
[11]	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	4,300	5,343
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,966
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,840	5,166
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	1,550	1,583
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	4,221
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	8,121
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	424
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	13,062
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	20,555
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	10,471
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,409
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	3,110
	Massachusetts GO	4.200%	12/1/21	4,520	4,657
	Massachusetts GO	4.500%	8/1/31	400	464
	Massachusetts GO	5.456%	12/1/39	5,350	6,944

131

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts GO	2.813%	9/1/43	10,415	9,914
	Massachusetts GO	2.900%	9/1/49	4,745	4,479
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	4,092
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	5,695	5,693
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	5,582
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,229
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	10,192
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,643
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	4,473
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	8,740	8,720
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,854
	Mississippi GO	5.245%	11/1/34	1,375	1,707
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	6,042
[12]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,525	19,464
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.081%	6/15/39	3,165	3,152
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	4.131%	6/15/42	5,410	5,366
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,853
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	7,805	8,109
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	10,698
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	16,050	25,177
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	24,019
	New York City NY GO	6.246%	6/1/35	2,150	2,185
	New York City NY GO	5.517%	10/1/37	7,150	9,185
	New York City NY GO	6.271%	12/1/37	2,175	3,018
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	158
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	2,010
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	557
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	4,182
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,522
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	6,048
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	27,961
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,808
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,847
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	31,455
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,510
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	284
	New York State Dormitory Authority Revenue	3.142%	7/1/43	3,700	3,668

132

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	2,650	2,651
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,669
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,095
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	2,650	2,660
	New York State Thruway Authority	2.900%	1/1/35	2,675	2,666
	New York State Thruway Authority	3.500%	1/1/42	2,000	1,992
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	4,298
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	7,004
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	8,855	13,893
	NYU Langone Hospitals	5.750%	7/1/43	4,780	6,346
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,260	11,801
	Ohio State University General Receipts Revenue	3.798%	12/1/46	2,860	3,174
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,250	4,120
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,976
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	8,048
	Oregon GO	5.892%	6/1/27	5,230	6,198
[11]	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,415
[12]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,888
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	3,020
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,195	2,899
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,296
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	16,052
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,355	8,483
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	8,137
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	5,121
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,490
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	5,800	7,514
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,900	26,841
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	6,802
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	5,135
	Princeton University	5.700%	3/1/39	9,115	12,646
	Regents of the University of California Revenue	3.063%	7/1/25	10,500	10,995
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	4,641
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	4,271
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	3,900	3,838
	Rutgers The State University of New Jersey	3.270%	5/1/43	1,325	1,311
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	8,577
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,550
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,625	1,888
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	4,826
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,622
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	9,283
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	5,970
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	2,225	3,212
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	16,560
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	4,950	7,526
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	6,106
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	10,732
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,300	2,305

133

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	12,721
Texas A&M University System Revenue Financing System Revenue	3.100%	7/1/49	3,650	3,555
Texas GO	5.517%	4/1/39	8,265	11,157
Texas GO	3.211%	4/1/44	6,000	6,060
Texas Private Activity Surface Transportation Corp. Revenue	3.922%	12/31/49	7,720	7,760
Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	6,061
Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,489
University of California Regents Medical Center Revenue	6.548%	5/15/48	3,950	5,704
University of California Regents Medical Center Revenue	6.583%	5/15/49	2,575	3,708
University of California Revenue	4.601%	5/15/31	4,500	5,142
University of California Revenue	5.770%	5/15/43	1,120	1,484
University of California Revenue	5.946%	5/15/45	13,025	17,460
University of California Revenue	4.858%	5/15/12	16,990	20,946
University of California Revenue	4.767%	5/15/15	6,825	8,244
University of Nebraska Student Fee Revenue	3.037%	10/1/49	2,250	2,174
University of Pittsburgh PA-of the Commonwealth System of Higher Education	3.555%	9/15/19	14,580	14,137
University of Southern California	5.250%	10/1/11	3,325	4,683
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	6,111
University of Texas Revenue	3.354%	8/15/47	3,200	3,333
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,710	2,121
University of Virginia Revenue	4.179%	9/1/17	3,425	4,045
University of Virginia Revenue	3.227%	9/1/19	935	867
Utah GO	4.554%	7/1/24	2,425	2,567
Utah GO	3.539%	7/1/25	8,410	8,832
Washington GO	5.140%	8/1/40	4,410	5,630
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	19,212
Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,218
[11] Wisconsin GO	5.700%	5/1/26	1,265	1,420
Total Taxable Municipal Bonds (Cost $1,408,682)				1,644,739

			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
[13] Vanguard Market Liquidity Fund (Cost $4,826,526)	1.816%		48,263,387	4,826,822
Total Investments (101.4%) (Cost $243,108,378)				252,086,761
Other Assets and Liabilities—Net (-1.4%)				(3,429,542)
Net Assets (100%)				248,657,219

1	Securities with a value of $374,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
6	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $2,147,924,000, representing 0.9% of net assets.

134

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2019

8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.
UMBS—Uniform Mortgage-Backed Securities.

135

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA840 022020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2019, the related statements of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
___________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
___________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

VANGUARD BOND INDEX FUNDS

BY:	/s/ JOHN BENDL*
___________________________
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: February 19, 2020

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.